--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY

                                  SEMI-ANNUAL
                                     REPORT

                         SIX MONTHS ENDED MAY 31, 2002
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
Schedules of Investments
    U.S. Large Company Portfolio......................................         1
    Enhanced U.S. Large Company Portfolio.............................         1
    U.S. Large Cap Value Portfolio....................................         1
    U.S. Small XM Value Portfolio.....................................         1
    U.S. Small Cap Value Portfolio....................................         2
    U.S. Small Cap Portfolio..........................................         2
    U.S. Micro Cap Portfolio..........................................         2
    DFA Real Estate Securities Portfolio..............................         3
    Large Cap International Portfolio.................................         5
    International Small Company Portfolio.............................        16
    Japanese Small Company Portfolio..................................        16
    Pacific Rim Small Company Portfolio...............................        17
    United Kingdom Small Company Portfolio............................        17
    Continental Small Company Portfolio...............................        17
    DFA International Small Cap Value Portfolio.......................        18
    Emerging Markets Portfolio........................................        40
    Emerging Markets Small Cap Portfolio..............................        40
    DFA One-Year Fixed Income Portfolio...............................        40
    DFA Two-Year Global Fixed Income Portfolio........................        40
    DFA Five-Year Government Portfolio................................        41
    DFA Five-Year Global Fixed Income Portfolio.......................        42
    DFA Intermediate Government Fixed Income Portfolio................        44

Statements of Assets and Liabilities..................................        45

Statements of Operations..............................................        48

Statements of Changes in Net Assets...................................        54

Financial Highlights..................................................        60

Notes to Financial Statements.........................................        71

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DFA INTERNATIONAL VALUE PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
Statement of Assets and Liabilities...................................        79

Statement of Operations...............................................        80

Statements of Changes in Net Assets...................................        81

Financial Highlights..................................................        82

Notes to Financial Statements.........................................        83

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
Schedules of Investments
    The U.S. Large Company Series.....................................        85
    The Enhanced U.S. Large Company Series............................        90
    The U.S. Large Cap Value Series...................................        92
    The U.S. Small XM Value Series....................................        94
    The U.S. Small Cap Value Series...................................       100
    The U.S. Small Cap Series.........................................       118
    The U.S. Micro Cap Series.........................................       150
    The DFA International Value Series................................       177
    The Japanese Small Company Series.................................       184
    The Pacific Rim Small Company Series..............................       194
    The United Kingdom Small Company Series...........................       204
    The Continental Small Company Series..............................       210
    The Emerging Markets Series.......................................       223
    The Emerging Markets Small Cap Series.............................       228
    The DFA One-Year Fixed Income Series..............................       238
    The DFA Two-Year Global Fixed Income Series.......................       240

Statements of Assets and Liabilities..................................       242

Statements of Operations..............................................       244

Statements of Changes in Net Assets...................................       248

Financial Highlights..................................................       252

Notes to Financial Statements.........................................       260

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                          U.S. LARGE COMPANY PORTFOLIO

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                                                 VALUE+
                                                                                 ------
Investment in The U.S. Large Company Series of The DFA
  Investment Trust Company..................................                  $793,547,988
                                                                              ------------
    Total Investments (100%) (Cost $704,254,203) ++.........                  $793,547,988
                                                                              ============

--------------
++The cost for federal income tax purposes is $725,830,203

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                                  MAY 31, 2002

                                  (UNAUDITED)

                                                                SHARES           VALUE+
                                                                ------           ------
Investment in The Enhanced U.S. Large Company Series of The
  DFA Investment Trust Company..............................                   $98,443,156
                                                                               -----------
    Total Investments (100%) (Cost $113,991,533) ++.........  12,461,159       $98,443,156
                                                                               ===========

--------------
++The cost for federal income tax purposes is $131,141,119

                         U.S. LARGE CAP VALUE PORTFOLIO

                                  MAY 31, 2002

                                  (UNAUDITED)

                                                                SHARES          VALUE+
                                                                ------          ------
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company..................................                $1,236,851,339
                                                                            --------------
    Total Investments (100%) (Cost $1,041,377,233) ++.......  78,981,567    $1,236,851,339
                                                                            ==============

--------------
++The cost for federal income tax purposes is $1,134,591,639

                         U.S. SMALL XM VALUE PORTFOLIO

                                  MAY 31, 2002

                                  (UNAUDITED)

                                                               SHARES           VALUE+
                                                               ------           ------
Investment in The U.S. Small XM Value Series of The DFA
  Investment Trust Company..................................                  $81,815,134
                                                                              -----------
    Total Investments (100%) (Cost $69,446,476) ++..........  7,624,896       $81,815,134
                                                                              ===========

--------------
++The cost for federal income tax purposes is $71,339,593
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                         U.S. SMALL CAP VALUE PORTFOLIO

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                                SHARES              VALUE+
                                                                ------              ------
Investment in The U.S. Small Cap Value Series of The DFA
  Investment Trust Company..................................                    $3,290,348,917
                                                                                --------------
    Total Investments (100%) (Cost $2,563,678,853) ++.......  181,787,233       $3,290,348,917
                                                                                ==============

--------------
++The cost for federal income tax purposes is $2,681,163,359

                            U.S. SMALL CAP PORTFOLIO

                                  MAY 31, 2002

                                  (UNAUDITED)

                                                                SHARES              VALUE+
                                                                ------              ------
Investment in The U.S. Small Cap Series of The DFA
  Investment Trust Company..................................                      $980,950,745
                                                                                --------------
    Total Investments (100%) (Cost $894,226,570) ++.........   83,414,179         $980,950,745
                                                                                ==============

--------------
++The cost for federal income tax purposes is $943,836,529

                            U.S. MICRO CAP PORTFOLIO

                                  MAY 31, 2002

                                  (UNAUDITED)

                                                                SHARES              VALUE+
                                                                ------              ------
Investment in The U.S. Micro Cap Series of The DFA
  Investment Trust Company..................................                    $1,856,336,388
                                                                                --------------
    Total Investments (100%) (Cost $1,526,620,285) ++.......  221,255,827       $1,856,336,388
                                                                                ==============

--------------
++The cost for federal income tax purposes is $1,604,764,809
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (98.0%)
 Acadia Realty Trust...................................      67,900    $    468,510
 Aegis Realty, Inc.....................................      20,900         239,305
 Agree Realty Corp.....................................      10,600         196,630
 *Alexander's, Inc.....................................       9,300         649,605
 Alexandria Real Estate Equities, Inc..................      43,500       2,022,750
 AMB Property Corp.....................................     234,800       6,844,420
 American Land Lease Inc...............................      18,000         266,400
 #AmeriVest Properties, Inc............................      18,800         116,560
 AMLI Residential Properties Trust.....................      47,100       1,148,298
 Apartment Investment & Management Co. Class A.........     214,000       9,968,120
 Archstone-Smith Trust.................................     447,355      12,083,059
 Arden Realty Group, Inc...............................     178,300       4,814,100
 Associated Estates Realty Corp........................      52,800         512,160
 AvalonBay Communities, Inc............................     190,700       9,031,552
 *Banyan Strategic Realty Trust........................      26,400          20,196
 Bedford Property Investors, Inc.......................      44,100       1,175,706
 BNP Residential Properties, Inc.......................      13,700         167,825
 Boston Properties, Inc................................     255,100      10,459,100
 Boykin Lodging Trust, Inc.............................      45,600         433,656
 Brandywine Realty Trust...............................      95,200       2,318,120
 BRE Properties, Inc. Class A..........................     118,500       3,809,775
 *Burnham Pacific Properties, Inc......................      82,100         115,761
 Camden Property Trust.................................     111,900       4,296,960
 Capital Automotive....................................      71,800       1,719,969
 Carramerica Realty Corp...............................     144,900       4,564,350
 CBL & Associates Properties, Inc......................      67,500       2,551,500
 Center Trust, Inc.....................................      72,700         493,633
 Centerpoint Properties Corp...........................      54,600       3,112,200
 Chateau Communities, Inc..............................      78,900       2,378,835
 Chelsea Property Group Inc............................      90,000       2,709,000
 Colonial Properties Trust.............................      54,800       1,956,908
 Commercial Net Lease Realty, Inc......................     113,775       1,710,038
 Cornerstone Realty Income Trust, Inc..................     127,600       1,378,080
 Corporate Office Properties Trust.....................      63,400         886,332
 Cousins Properties, Inc...............................     136,300       3,685,552
 Crescent Real Estate Equities, Inc....................     313,200       6,107,400
 Crown American Realty Trust...........................      70,500         635,205
 Developers Diversified Realty Corp....................     159,778       3,706,850
 Duke Realty Investments, Inc..........................     364,800       9,871,488
 Eastgroup Properties, Inc.............................      40,200         994,950
 Entertainment Properties Trust........................      41,900         951,130
 Equity Inns, Inc......................................     109,800         812,520
 Equity Office Properties Trust........................   1,068,563      32,206,489
 Equity One, Inc.......................................      49,576         678,695
 Equity Residential Corp...............................     663,100      19,190,114
 Essex Property Trust..................................      44,500       2,325,125
 Federal Realty Investment Trust.......................     108,200       2,964,680
 Felcor Lodging Trust, Inc.............................     148,500       2,784,375
 First Industrial Realty Trust, Inc....................     105,400       3,616,274
 First Union Real Estate Equity & Mortgage
   Investments.........................................      77,400         184,212
 *Five Star Quality Care, Inc..........................       7,530          53,162
 Gables Residential Trust..............................      61,700       1,872,595
 #General Growth Properties............................     165,700       8,057,991
 Glenborough Realty Trust, Inc.........................      67,500       1,518,750
                                                            SHARES           VALUE+
                                                            ------           ------
 Glimcher Realty Trust.................................      80,800    $  1,599,840
 Golf Trust America, Inc...............................      18,600          66,960
 Great Lakes REIT, Inc.................................      46,300         796,360
 Hersha Hospitality Trust..............................       5,100          32,232
 Highwood Properties, Inc..............................     145,300       3,905,664
 *HMG Courtland Properties, Inc........................       2,400          20,160
 Home Properties of New York, Inc......................      68,400       2,419,992
 Hospitality Properties Trust..........................     172,200       6,083,826
 *Host Funding, Inc....................................       2,800              28
 #Host Marriott Corp...................................     423,100       4,857,188
 HRPT Properties Trust.................................     336,800       2,970,576
 *Humphrey Hospitality Trust...........................      28,100          72,779
 *Income Opportunity Realty Investors, Inc.............       2,500          45,775
 Innkeepers USA Trust..................................      97,400         990,558
 IRT Property Co.......................................      80,600         967,200
 Jameson Inns, Inc.....................................      29,300         102,257
 JDN Realty Corp.......................................      94,900       1,173,913
 JP Realty, Inc........................................       9,800         259,700
 Keystone Property Trust...............................      48,700         725,630
 Kilroy Realty Corp....................................      72,200       1,937,126
 Kimco Realty Corp.....................................     286,750       9,147,325
 Koger Equity, Inc.....................................      68,800       1,286,560
 *Konover Property Trust, Inc..........................      32,700          61,476
 Kramont Realty Trust..................................      47,300         702,405
 Lasalle Hotel Properties Trust........................      49,900         713,570
 Lexington Corporate Properties Trust..................      69,700       1,135,413
 Liberty Property Trust................................     196,200       6,768,900
 Macerich Co...........................................      99,700       2,846,435
 Mack-California Realty Corp...........................     154,000       5,363,820
 Malan Realty Investors, Inc...........................      12,300          53,136
 Manufactured Home Communities, Inc....................      57,700       1,975,071
 Maxus Realty Trust, Inc...............................       1,700          23,112
 Meristar Hospitality Corp.............................      63,700       1,019,200
 *MGI Properties.......................................      22,500           9,450
 Mid-America Apartment Communities, Inc................      43,600       1,134,472
 Mid-Atlantic Realty Trust.............................      40,800         636,480
 Mills Corp............................................      82,600       2,436,700
 Mission West Properties, Inc..........................      43,200         531,360
 Monmouth Real Estate Investment Corp. Class A.........      27,000         192,105
 National Golf Properties, Inc.........................      32,800         271,256
 New Plan Excel Realty Trust, Inc......................     258,400       5,080,144
 One Liberty Properties, Inc...........................       7,000         107,310
 Pan Pacific Retail Properties, Inc....................      90,286       2,860,260
 Parkway Properties, Inc...............................      23,100         874,566
 Pennsylvania Real Estate Investment Trust.............      44,700       1,157,730
 *Philips International Realty Corp....................      14,400          33,120
 Post Properties, Inc..................................      97,000       3,007,000
 Prentiss Properties Trust.............................     103,500       3,317,175
 Presidential Realty Corp. Class B.....................       2,600          17,810
 Prime Group Realty Trust..............................      39,300         267,240
 Prologis Trust........................................     490,200      11,740,290
 PS Business Parks, Inc................................      53,800       1,883,000

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Public Storage, Inc...................................     321,800    $ 11,822,932
 Ramco-Gershenson Properties Trust.....................      26,100         512,865
 Realty Income Corp....................................      84,700       2,905,210
 Reckson Associates Realty Corp........................     137,400       3,455,610
 Reckson Associates Realty Corp. Class B...............      25,701         679,534
 Regency Centers Corp..................................     162,700       4,776,872
 RFS Hotel Investors, Inc..............................      73,900         950,354
 Roberts Realty Investment.............................      11,200          85,680
 Rouse Co..............................................     225,500       7,520,425
 Saul Centers, Inc.....................................      36,300         824,010
 Senior Housing Properties Trust.......................     157,800       2,239,182
 Shurgard Storage Centers, Inc. Class A................      85,900       3,002,205
 Simon Property Group, Inc.............................     466,100      15,880,027
 Sizeler Property Investors, Inc.......................      31,200         309,192
 #SL Green Realty Corp.................................      77,200       2,763,760
 Sovran Self Storage, Inc..............................      30,700         943,104
 *Stonehaven Realty Trust..............................      10,700           3,745
 Summit Properties, Inc................................      68,800       1,558,320
 Sun Communities, Inc..................................      44,900       1,844,492
 Tanger Factory Outlet Centers, Inc....................      19,800         536,580
 *Tarragon Realty Investors, Inc.......................       7,730         115,370
 Taubman Centers, Inc..................................     135,600       2,020,440
 Town & Country Trust..................................      44,100         961,380
 *Transcontinental Realty Investors, Inc...............      18,000         310,500
 U.S. Restaurant Properties, Inc.......................      47,100         676,356
 United Dominion Realty Trust, Inc.....................     298,800       4,735,980
 United Mobile Homes, Inc..............................      16,000         211,200
 Urstadt Biddle Properties Class A.....................      25,900         287,231
 Urstadt Biddle Properties, Inc........................      15,900         193,185
 Vornado Realty Trust..................................     292,000      12,979,400
 Washington Real Estate Investment Trust...............     104,300       2,857,820
                                                            SHARES           VALUE+
                                                            ------           ------
 Weingarten Realty Investors...........................     128,800    $  4,688,320
 Winston Hotels, Inc...................................      45,800         407,162
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $320,639,818)..................................                 385,577,068
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Commercial Net Lease Realty, Inc. 9% Series A
   (Cost $95,820)......................................       4,080         101,592
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Pacific Gulf Properties, Inc. Litigation Rights
   (Cost $9,146).......................................      55,600          43,085
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02, (Collateralized by U.S. Treasury Bills
   1.68%, 06/27/02, valued at $8,073,895) to be
   repurchased at $7,955,107
   (Cost $7,954,000)...................................   $   7,954       7,954,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $328,698,784)++................................                $393,675,745
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $329,852,372.

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
UNITED KINGDOM -- (23.5%)
COMMON STOCKS -- (22.9%)
 3I Group P.L.C........................................       29,584   $    327,687
 *AWG P.L.C............................................       12,493        100,539
 Abbey National P.L.C..................................       60,596        916,791
 Aegis Group P.L.C.....................................       46,420         77,601
 Aggreko P.L.C.........................................       11,000         47,602
 Airtours P.L.C........................................       22,000         48,930
 Amec P.L.C............................................       14,230         90,990
 Amey P.L.C............................................       10,000         36,946
 Amvescap P.L.C........................................       38,300        382,479
 *Arm Holdings P.L.C...................................       47,000        128,601
 Associated British Ports Holdings P.L.C...............       14,200         95,161
 BAA P.L.C.............................................       51,899        467,025
 BAE Systems P.L.C.....................................      149,147        838,014
 BBA Group P.L.C.......................................       22,725        100,585
 BG Group P.L.C........................................      171,980        746,749
 BICC P.L.C............................................       16,451         58,252
 BOC Group P.L.C.......................................       24,502        382,177
 BP Amoco P.L.C........................................    1,070,538      9,163,549
 BPB P.L.C.............................................       24,000        133,093
 *BT Group P.L.C.......................................      423,910      1,738,301
 *BTG P.L.C............................................        4,000         22,768
 Barclays P.L.C........................................      330,721      2,855,088
 Barratt Developments P.L.C............................        9,000         60,577
 Berkeley Group P.L.C..................................        6,580         73,653
 Boots Co., P.L.C......................................       43,915        439,837
 Brambles Industries P.L.C.............................       34,055        163,939
 *British Airways P.L.C................................       50,000        148,516
 British American Tobacco P.L.C........................      105,799      1,267,860
 British Land Co. P.L.C................................       24,578        219,372
 *British Sky Broadcasting Group P.L.C.................       91,600        985,119
 Bunzl P.L.C...........................................       22,975        175,818
 CGU P.L.C.............................................      113,925      1,065,187
 CMG P.L.C.............................................       26,000         49,932
 Cable and Wireless P.L.C..............................      137,652        422,968
 Cadbury Schweppes P.L.C...............................      100,253        733,454
 *Canary Wharf Group P.L.C.............................       31,100        218,541
 Capita Group P.L.C....................................       30,000        166,586
 Carlton Communications P.L.C..........................       29,197        107,871
 *Celltech P.L.C.......................................       12,000        120,890
 Centrica P.L.C........................................      205,552        625,591
 Chubb P.L.C...........................................       40,000        105,058
 Close Brothers Group P.L.C............................        5,790         65,700
 Compass Group P.L.C...................................      107,612        673,923
 *Corus Group P.L.C....................................      153,184        197,243
 De la Rue P.L.C.......................................        7,250         52,935
 Diageo P.L.C..........................................      164,709      2,072,629
 Dixons Group P.L.C....................................       95,070        296,994
 EMI Group P.L.C.......................................       37,888        147,742
 *Eidos P.L.C..........................................        4,000          8,896
 Electrocomponents P.L.C...............................       21,117        131,319
 FKI P.L.C.............................................       24,475         63,029
 Firstgroup P.L.C......................................       17,000         74,250
 GKN P.L.C.............................................       35,775        174,967
                                                            SHARES           VALUE+
                                                            ------           ------
 Glaxosmithkline P.L.C.................................      300,487   $  6,173,033
 Granada Compass P.L.C.................................      130,150        250,900
 Great Portland Estates P.L.C..........................        8,160         34,148
 Great Universal Stores P.L.C..........................       49,151        466,029
 HBOS P.L.C............................................      187,770      2,272,153
 HSBC Holdings P.L.C...................................      451,041      5,609,714
 Hammerson P.L.C.......................................       14,200        130,587
 Hanson P.L.C..........................................       34,100        258,458
 Hays P.L.C............................................       80,935        195,993
 Hilton Group P.L.C....................................       74,400        267,258
 IMI P.L.C.............................................       15,000         70,563
 Imperial Chemical Industries P.L.C....................       55,309        266,862
 Imperial Tobacco Group P.L.C..........................       25,227        428,183
 *Imperial Tobacco Group P.L.C.........................       10,090        163,878
 *International Power P.L.C............................       56,702        156,185
 Johnson Matthey P.L.C.................................       11,233        178,333
 Kelda Group P.L.C.....................................       16,700        102,141
 Kidde P.L.C...........................................       28,000         38,614
 Kingfisher P.L.C......................................       62,808        334,750
 Land Securities P.L.C.................................       24,660        353,249
 Lattice Group P.L.C...................................      165,155        438,606
 Legal and General Group P.L.C.........................      257,148        569,094
 Lloyds TSB Group P.L.C................................      279,066      3,021,652
 Logica P.L.C..........................................       20,664         67,048
 London Bridge Software Holdings P.L.C.................        5,000          8,267
 Man Group P.L.C.......................................       12,154        179,617
 Marks & Spencer Group P.L.C...........................      112,675        624,845
 Misys P.L.C...........................................       25,060         81,770
 National Grid Group P.L.C.............................       86,000        629,179
 Next P.L.C............................................       15,900        232,417
 Novar P.L.C...........................................       18,720         42,046
 Nycomed Amersham P.L.C................................       33,700        306,955
 Ocean Group P.L.C.....................................       14,753        193,201
 P & 0 Princess Cruises P.L.C..........................       25,183        164,710
 Pace Micro Technology P.L.C...........................        9,000         11,720
 Pearson P.L.C.........................................       38,364        475,178
 Peninsular & Oriental Steam Navigation Co.............       29,422        115,806
 Pilkington P.L.C......................................       57,178         84,082
 Provident Financial P.L.C.............................       11,113        115,125
 Prudential Corp. P.L.C................................       99,794        973,218
 *Psion P.L.C..........................................       15,000         12,620
 RMC Group P.L.C.......................................       11,000        116,691
 Railtrack Group P.L.C.................................       22,494         82,283
 Rank Group P.L.C......................................       26,803        111,968
 Reckitt Benckiser P.L.C...............................       30,639        543,354
 Reed International P.L.C..............................       61,700        593,139
 Rentokill Initial P.L.C...............................       95,200        387,247
 Reuters Holdings Group P.L.C..........................       70,040        478,083
 Rexam P.L.C...........................................       19,983        138,887
 Rio Tinto P.L.C.......................................       52,989      1,009,491
 Rolls-Royce P.L.C.....................................       75,577        205,688
 Royal & Sun Alliance Insurance Group P.L.C............       70,326        301,501
 Royal Bank of Scotland Group P.L.C....................      139,830      4,071,545
 Royal Bank of Scotland P.L.C..........................       98,676        117,672

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Safeway P.L.C.........................................       50,504   $    225,204
 Sage Group P.L.C......................................       58,960        151,405
 Sainsbury (J.) P.L.C..................................       94,519        521,394
 Schroders P.L.C.......................................       10,000        107,473
 Scottish & Newcastle P.L.C............................       31,597        300,052
 Scottish Hydro-Electric P.L.C.........................       41,800        425,688
 Scottish Power P.L.C..................................       91,379        536,831
 Securicor P.L.C.......................................       26,000         49,552
 Seibe P.L.C...........................................      172,369        267,344
 Serco Group P.L.C.....................................       16,902         57,994
 Seton Healthcare Group P.L.C..........................        7,000         40,202
 Severn Trent P.L.C....................................       16,700        190,231
 Shell Transport & Trading Co., P.L.C..................      361,670      2,804,750
 Signet Group P.L.C....................................       83,000        147,253
 Six Continents P.L.C..................................       42,328        472,561
 Slough Estates P.L.C..................................       17,400        105,913
 Smith & Nephew P.L.C..................................       42,966        244,557
 Smiths Industries P.L.C...............................       26,199        336,577
 Spirent P.L.C.........................................       43,788         78,167
 Stagecoach Holdings P.L.C.............................       57,161         58,756
 *TI Automotive, Ltd. Series A.........................       18,000              0
 Tate & Lyle P.L.C.....................................       22,700        113,096
 Taylor Woodrow P.L.C..................................       27,215         79,642
 *Telewest Communications P.L.C........................      135,000          9,877
 Tesco P.L.C...........................................      345,934      1,305,926
 *Thus Group PLC.......................................       49,121         10,781
 Unilever P.L.C........................................      142,328      1,307,843
 United Business Media P.L.C...........................       17,000        135,442
 United Utilities P.L.C................................       25,600        249,471
 Vodafone Group P.L.C..................................    3,338,365      5,043,472
 WPP Group P.L.C.......................................       56,200        585,494
 Whitbread P.L.C.......................................       15,000        139,370
 Wimpey (George) P.L.C.................................       16,717         70,630
 Wolseley P.L.C........................................       27,683        294,883
 Zeneca Group P.L.C....................................       84,900      3,734,242
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $83,775,631)...................................                  84,327,133
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.6%)
 *British Pound Sterling
   (Cost $2,121,941)...................................                   2,123,472
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $85,897,572)...................................                  86,450,605
                                                                       ------------
JAPAN -- (21.3%)
COMMON STOCKS -- (21.3%)
 Acom Co., Ltd.........................................        6,300        432,520
 Aderans Co., Ltd......................................        1,000         34,166
 Advantest Corp........................................        4,170        285,615
 Aeon Credit Service, Ltd..............................        1,000         62,852
 Aiful Corp............................................        3,000        224,576
 Ajinomoto Co., Inc....................................       30,000        337,226
 *#All Nippon Airways Co., Ltd.........................       59,000        167,823
 Alps Electric Co., Ltd................................        7,000         90,249
 Amada Co., Ltd........................................       13,000         69,766
 Amano Corp............................................        3,000         22,240
 Anritsu Corp..........................................        3,000         23,908
 Aoyama Trading Co., Ltd...............................        2,600         29,394
 Ariake Japan Co., Ltd.................................        1,000         40,693
 Asahi Breweries, Ltd..................................       24,000        228,782
 Asahi Chemical Industry Co., Ltd......................       68,000        250,409
 Asahi Glass Co., Ltd..................................       49,000        326,138
                                                            SHARES           VALUE+
                                                            ------           ------
 Asatsu-Dk, Inc........................................        1,700   $     38,493
 *Ashikaga Bank, Ltd...................................       23,000         31,507
 Autobacs Seven Co., Ltd...............................        1,800         51,200
 Avex Inc..............................................        1,000         24,093
 Bank of Yokohama, Ltd.................................       54,000        214,954
 Banyu Pharmaceutical Co., Ltd.........................       10,000        135,616
 Benesse Corp..........................................        5,000         97,099
 Bridgestone Corp......................................       36,000        522,737
 CSK Corp..............................................        3,600        129,669
 Canon, Inc............................................       37,000      1,425,133
 #Capcom Co., Ltd......................................        2,000         54,633
 Casio Computer Co., Ltd...............................       11,000         59,653
 Chiba Bank, Ltd.......................................       32,000        108,815
 Chubu Electric Power Co., Ltd.........................       28,600        489,723
 #Chugai Pharmaceutical Co., Ltd.......................       11,000        128,525
 Citizen Watch Co., Ltd................................       12,000         80,161
 Coca-Cola West Japan Co., Ltd.........................        2,000         39,484
 Cosmo Oil Co., Ltd....................................       26,000         49,025
 Credit Saison Co., Ltd................................        7,600        194,745
 *Dai Nippon Ink & Chemicals, Inc......................       37,000         86,462
 Dai Nippon Printing Co., Ltd..........................       32,000        443,769
 *#Dai Nippon Screen Mfg. Co., Ltd.....................        7,000         37,792
 Daicel Chemical Industries, Ltd.......................       14,000         43,884
 *#Daiei, Inc..........................................       24,000         19,726
 Daifuku Co., Ltd......................................        3,000         13,900
 Dai-Ichi Pharmaceutical Co., Ltd......................       13,000        251,932
 Daikin Industries, Ltd................................       11,000        207,412
 Daimaru, Inc..........................................       12,000         58,501
 Daito Trust Construction Co., Ltd.....................        5,800        101,184
 *Daiwa Bank, Ltd......................................      226,000        171,184
 Daiwa House Industry Co., Ltd.........................       23,000        161,240
 Daiwa Kosho Lease Co., Ltd............................        7,000         16,865
 Daiwa Securities Co., Ltd.............................       56,000        411,988
 Denki Kagaku Kogyo KK.................................       22,000         69,315
 Denso Corp............................................       39,700        624,128
 Dowa Mining Co., Ltd..................................       11,000         59,653
 East Japan Railway Co.................................          173        809,931
 Ebara Corp............................................       13,000         81,184
 Elsai Co., Ltd........................................       12,000        324,897
 Familymart Co., Ltd...................................        2,700         69,403
 #Fanuc, Ltd...........................................       10,300        532,841
 Fast Retailing Co., Ltd...............................        4,000        107,977
 Fuji Electric Co., Ltd................................       20,000         64,786
 Fuji Photo Film Co., Ltd..............................       21,000        659,948
 Fuji Soft ABC, Inc....................................        1,000         40,129
 Fujikura, Ltd.........................................       17,000         72,328
 Fujisawa Pharmaceutical Co., Ltd......................       12,000        301,690
 Fujitsu Support & Service, Inc........................        2,000         48,992
 Fujitsu, Ltd..........................................       86,000        630,617
 Fukuoka Bank, Ltd.....................................       30,000        111,200
 Furukawa Electric Co., Ltd............................       30,000        140,209
 General Sekiyu KK.....................................       24,000        206,349
 Gunma Bank, Ltd.......................................       20,000         87,348
 Gunze, Ltd............................................        8,000         30,943
 Hankyu Department Stores, Inc.........................        7,000         54,714
 Hino Motors, Ltd......................................       22,000         62,046
 Hirose Electric Co., Ltd..............................        1,900        163,512
 Hitachi Cable, Ltd....................................       10,000         52,619
 Hitachi Software Engineering Co., Ltd.................        2,000         78,968
 *Hitachi Zosen Corp...................................       40,000         27,075
 Hitachi, Ltd..........................................      139,000      1,052,854

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Hokuriku Bank, Ltd...................................       38,000   $     61,853
 Honda Motor Co., Ltd..................................       40,200      1,716,831
 House Foods Corp......................................        4,000         40,225
 Hoya Corp.............................................        5,000        371,070
 Isetan Co., Ltd.......................................       10,000        114,423
 *Ishihara Sangyo Kaisha, Ltd..........................       12,000         20,886
 Ishikawajima-Harima Heavy Industries Co., Ltd.........       58,000        102,352
 Ito En, Ltd...........................................        1,000         38,839
 Itochu Corp...........................................       64,000        243,415
 Itochu Techno-Science Corp............................        2,000         82,030
 Ito-Yokado Co., Ltd...................................       17,000        904,104
 JGC Corp..............................................       12,000         91,377
 *#Japan Air Lines Co., Ltd............................       84,000        250,442
 Japan Energy Corp.....................................       53,000         91,394
 Joyo Bank, Ltd........................................       39,000        104,335
 Jsr Corp., Tokyo......................................        7,000         62,046
 Jusco Co., Ltd........................................       15,000        435,130
 Kadokawa Shoten Publishing Co., Ltd...................        1,000         18,856
 #Kajima Corp..........................................       40,000        123,126
 #Kaken Pharmaceutical Co., Ltd........................        3,000         18,034
 Kamigumi Co., Ltd.....................................       10,000         41,901
 *Kanebo, Ltd..........................................       19,000         35,060
 Kaneka Corp...........................................       17,000        116,438
 Kansai Electric Power Co., Inc........................       42,400        608,151
 Kao Corp..............................................       26,000        608,618
 Katokichi Co., Ltd....................................        2,000         36,906
 *Kawasaki Heavy Industries, Ltd.......................       67,000         97,179
 Kawasaki Kisen Kaisha, Ltd............................       23,000         32,063
 *Kawasaki Steel Corp..................................      146,000        185,881
 Keihin Electric Express Railway Co., Ltd..............       24,000        106,172
 Keio Electric Railway Co., Ltd........................       25,000        122,078
 Keyence Corp..........................................        1,600        348,104
 Kikkoman Corp.........................................        9,000         55,842
 Kinden Corp...........................................        9,000         42,860
 *Kinki Nippon Railway Co., Ltd........................       78,280        259,250
 Kirin Brewery Co., Ltd................................       41,000        338,306
 Kokuyo Co., Ltd.......................................        6,000         66,720
 Komatsu, Ltd..........................................       46,000        164,947
 Komori Corp...........................................        2,000         24,271
 Konami Co., Ltd.......................................        6,200        140,136
 Konica Corp...........................................       16,000        110,362
 Koyo Seiko Co.........................................        6,000         31,910
 Kubota Corp...........................................       68,000        220,273
 Kuraray Co., Ltd......................................       17,000        116,438
 Kureha Chemical Industry Co., Ltd.....................        8,000         25,399
 Kurita Water Industries, Ltd..........................        5,000         65,068
 Kyocera Corp..........................................        8,200        661,414
 Kyowa Exeo Corp.......................................        5,000         25,020
 Kyowa Hakko Kogyo Co., Ltd............................       19,000        109,468
 Kyushu Electric Power Co., Inc........................       18,400        264,804
 Lawson Inc............................................        4,000        125,704
 Mabuchi Motor Co., Ltd................................        1,800        194,358
 *Makino Milling Machine Co., Ltd......................        3,000         12,522
 Makita Corp...........................................        7,000         45,914
 *#Marubeni Corp.......................................       72,000         77,163
 Marui Co., Ltd........................................       17,000        233,834
 Matsushita Communication Industrial Co., Ltd..........        7,000        280,337
 Matsushita Electric Industrial Co., Ltd...............       87,000      1,212,805
                                                            SHARES           VALUE+
                                                            ------           ------
 Matsushita Electric Works, Ltd........................       27,000   $    221,481
 Meiji Milk Products Co., Ltd..........................       10,000         31,426
 Meiji Seika Kaisha, Ltd. Tokyo........................       17,000         66,575
 Meitec Corp...........................................        1,000         33,441
 *Millea Holdings, Inc.................................           65        560,432
 Minebea Co., Ltd......................................       18,000        117,775
 *Mitsubishi Chemical Corp.............................      103,000        253,141
 Mitsubishi Corp.......................................       65,000        496,532
 *Mitsubishi Electric Corp.............................       89,000        432,447
 Mitsubishi Estate Co., Ltd............................       54,000        478,643
 Mitsubishi Gas Chemical Co., Inc......................       18,000         36,696
 Mitsubishi Heavy Industries, Ltd......................      141,000        494,236
 Mitsubishi Logistics Corp.............................        7,000         54,883
 *Mitsubishi Materials Corp............................       50,000        110,797
 *Mitsubishi Paper Mills, Ltd..........................       13,000         21,684
 Mitsubishi Rayon Co., Ltd.............................       30,000         97,663
 Mitsubishi Tokyo Financial Group, Inc.................          239      1,865,448
 Mitsui & Co., Ltd.....................................       66,000        437,693
 Mitsui Chemicals, Inc.................................       30,000        166,075
 *Mitsui Engineering and Shipbuilding Co., Ltd.........       17,000         24,383
 Mitsui Fudosan Co., Ltd...............................       34,000        316,436
 Mitsui Marine & Fire Insurance Co., Ltd...............       56,790        318,956
 Mitsui Mining and Smelting Co., Ltd...................       26,000         88,412
 Mitsui O.S.K. Lines, Ltd..............................       46,000        106,011
 #Mitsui Trust Holdings................................       35,000         66,841
 #Mitsukoshi, Ltd......................................       23,000         71,168
 Mitsumi Electric Co., Ltd.............................        2,000         34,246
 Mizuho Holdings, Inc..................................          243        599,175
 Mori Seiki Co., Ltd...................................        4,000         36,841
 Murata Manufacturing Co., Ltd.........................       11,000        756,079
 #NEC Corp.............................................       69,000        514,300
 NGK Insulators, Ltd...................................       16,000        132,022
 NGK Spark Plug Co., Ltd...............................       11,000         91,031
 *NKK Corp.............................................      132,000        127,638
 NOF Corp..............................................        8,000         18,243
 NSK, Ltd..............................................       23,000        107,679
 NTN Corp..............................................       22,000         86,333
 *NTT Docomo, Inc......................................          370      1,001,767
 Namco, Ltd............................................        2,200         42,901
 #Nichiei Co., Ltd.....................................        2,100         13,774
 Nichirei Corp.........................................       13,000         44,939
 Nidec Corp............................................        3,000        221,191
 Nikko Cordial Corp....................................       71,000        426,798
 #Nikon Corp...........................................       16,000        187,074
 Nintendo Co., Ltd., Kyoto.............................        5,900        825,805
 Nippon COMSYS Corp....................................        5,000         34,045
 Nippon Express Co., Ltd...............................       51,000        251,916
 Nippon Kayaku Co., Ltd................................        5,000         22,764
 Nippon Light Metal Co., Ltd...........................       24,000         23,014
 Nippon Meat Packers, Inc., Osaka......................       10,000        116,035
 Nippon Mitsubishi Oil Corp............................       69,000        371,964
 Nippon Sanso Corp.....................................        8,000         28,686
 Nippon Sheet Glass Co., Ltd...........................       20,000         79,935
 Nippon Shinpan Co., Ltd...............................        6,000         10,395
 Nippon Shokubai Co., Ltd..............................        9,000         44,238
 Nippon Steel Corp.....................................      284,000        462,270
 Nippon Suisan Kaisha, Ltd.............................       13,000         20,427
 Nippon Telegraph & Telephone Corp.....................          670      3,061,142
 Nippon Unipac Holding.................................           42        236,904
 Nippon Yusen KK.......................................       57,000        208,983

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #Nishimatsu Construction Co., Ltd.....................       10,000   $     30,862
 Nissan Chemical Industries, Ltd.......................        7,000         40,048
 Nissan Motor Co., Ltd.................................      166,000      1,178,446
 Nisshin Seifun Group, Inc.............................        9,000         65,777
 Nisshinbo Industries, Inc.............................        9,000         42,208
 Nissin Food Products Co., Ltd.........................        6,000        118,936
 Nitto Denko Corp......................................        8,000        241,739
 Nomura Securities Co., Ltd............................       82,000      1,321,507
 Noritake Co., Ltd.....................................        4,000         15,987
 Obayashi Corp.........................................       33,000        100,249
 Oji Paper Co., Ltd....................................       48,000        248,314
 *Oki Electric Industry Co., Ltd.......................       17,000         41,096
 *Okuma Corp...........................................        5,000         10,153
 Okumura Corp..........................................       11,000         33,416
 Olympus Optical Co., Ltd..............................       12,000        177,920
 Omron Corp............................................       11,000        176,655
 Onward Kashiyama Co., Ltd.............................        8,000         82,320
 Oracle Corp. Japan....................................        4,000        206,606
 *#Orient Corp.........................................       31,000         29,226
 Oriental Land Co., Ltd................................        4,000        273,649
 Orix Corp.............................................        3,860        340,897
 Osaka Gas Co., Ltd....................................      103,000        252,311
 Paris Miki, Inc.......................................        1,000         21,474
 Penta-Ocean Construction Co., Ltd.....................       16,000         15,987
 Pioneer Electronic Corp...............................        8,000        150,523
 Promise Co., Ltd......................................        5,000        277,194
 Q.P. Corp.............................................        6,000         49,557
 Ricoh Co., Ltd., Tokyo................................       27,000        528,683
 Rohm Co., Ltd.........................................        5,000        741,333
 SMC Corp..............................................        3,000        350,522
 *Saizeriya Co., Ltd...................................        1,000         36,583
 Sanden Corp...........................................        3,000          9,790
 Sankyo Co., Ltd.......................................       19,000        283,391
 Sanrio Co., Ltd.......................................        3,000         29,734
 Sanwa Shutter Corp....................................        4,000         11,281
 Sanyo Electric Co., Ltd...............................       78,000        348,830
 Sapporo Breweries, Ltd................................       11,000         33,682
 Secom Co., Ltd........................................       10,000        513,293
 *#Sega Enterprises, Ltd...............................        7,300        182,352
 Seino Transportation Co., Ltd.........................        3,000         17,671
 *#Seiyu, Ltd..........................................       12,000         53,666
 Sekisui Chemical Co., Ltd.............................       20,000         67,526
 Sekisui House, Ltd....................................       30,000        224,092
 Seven-Eleven Japan Co., Ltd...........................       32,000      1,392,417
 Seventy-seven (77) Bank, Ltd..........................       16,000         63,948
 Sharp Corp. Osaka.....................................       49,000        634,509
 Shimachu Co., Ltd.....................................        1,000         18,936
 Shimamura Co., Ltd....................................        1,700        124,657
 Shimano, Inc..........................................        5,000         68,936
 Shimizu Corp..........................................       38,000        136,260
 Shin-Etsu Chemical Co., Ltd...........................       18,300        737,304
 Shionogi & Co., Ltd...................................       15,000        203,786
 Shiseido Co., Ltd.....................................       19,000        251,086
 Shizuoka Bank, Ltd....................................       31,000        197,589
 *Showa Denko KK.......................................       49,000         86,470
 Showa Shell Sekiyu KK.................................       18,000        118,355
 Skylark Co., Ltd......................................        5,000        114,826
 *Snow Brand Milk Products Co., Ltd....................       10,000         10,878
 #Softbank Corp........................................       15,800        248,266
 Sony Corp.............................................       38,900      2,256,876
 Stanley Electric Co., Ltd.............................        7,000         71,523
 Sumitomo Bakelite Co., Ltd............................        9,000         65,270
                                                            SHARES           VALUE+
                                                            ------           ------
 Sumitomo Bank, Ltd....................................      238,400   $  1,335,109
 Sumitomo Chemical Co., Ltd............................       77,000        356,146
 Sumitomo Corp.........................................       50,000        330,780
 Sumitomo Electric Industries, Ltd.....................       35,000        276,670
 Sumitomo Forestry Co., Ltd............................        6,000         37,034
 *Sumitomo Heavy Industries, Ltd.......................       17,000         19,726
 *Sumitomo Metal Industries, Ltd. Osaka................      163,000         69,613
 Sumitomo Metal Mining Co., Ltd........................       24,000        113,134
 Sumitomo Osaka Cement Co., Ltd........................       14,000         23,803
 Sumitomo Realty & Development Co., Ltd................       15,000         99,597
 Sumitomo Trust & Banking Co., Ltd.....................       56,000        314,519
 Suruga Bank, Ltd......................................        7,000         31,813
 Suzuken Co., Ltd......................................        2,000         47,542
 TDK Corp..............................................        5,000        284,043
 THK Co., Ltd..........................................        4,000         88,799
 Taiheiyo Cement Corp..................................       45,000         84,850
 Taisei Corp...........................................       46,000        114,907
 Taisho Pharmaceutical Co., Ltd........................       16,000        266,235
 Taiyo Yuden Co., Ltd..................................        5,000         92,264
 Takara Shuzo Co., Ltd.................................       10,000         79,774
 Takashimaya Co., Ltd..................................       12,000         80,257
 Takeda Chemical Industries, Ltd.......................       37,000      1,666,630
 Takefuji Corp.........................................        6,100        416,331
 Takuma Co., Ltd.......................................        2,000         14,762
 Teijin, Ltd...........................................       43,000        160,080
 Teikoku Oil Co., Ltd..................................       12,000         55,890
 Terumo Corp...........................................        9,000        134,600
 *Tobu Railway Co., Ltd................................       36,000        103,561
 Toda Corp.............................................       14,000         32,377
 Toei Co., Ltd.........................................        4,000         11,797
 Toho Co., Ltd.........................................        8,000         90,314
 Tohuku Electric Power Co., Inc........................       21,200        276,060
 Tokyo Broadcasting System, Inc........................        8,000        174,052
 *Tokyo Dome Corp......................................        4,000         11,120
 Tokyo Electric Power Co., Ltd.........................       56,700      1,187,906
 Tokyo Electron, Ltd...................................        7,300        492,938
 Tokyo Gas Co., Ltd....................................      117,000        320,546
 Tokyo Style Co., Ltd..................................        4,000         35,810
 Tokyu Corp............................................       53,000        222,078
 Toppan Printing Co., Ltd..............................       31,000        345,719
 Toray Industries, Inc.................................       66,000        192,521
 Toshiba Corp..........................................      140,000        592,261
 Tosoh Corp............................................       22,000         71,619
 Tostem Corp...........................................       15,240        251,747
 Toto, Ltd.............................................       16,000         78,001
 Toyo Information System Co., Ltd......................        2,000         57,856
 Toyo Seikan Kaisha, Ltd...............................        9,300        134,216
 Toyobo Co., Ltd.......................................       26,000         41,482
 Toyoda Automatic Loom Works, Ltd......................       12,000        203,061
 Toyoda Gosei Co., Ltd.................................        3,000         37,590
 Toyota Motor Corp.....................................      152,300      4,160,306
 Trans Cosmos, Inc.....................................        1,000         26,672
 *Trend Micro Inc......................................        5,000        148,267
 Tsubakimoto Chain Co..................................        4,000         12,409
 *#UFJ Holdings, Inc...................................           68        203,156
 UNY Co., Ltd..........................................        9,000        107,695
 *Ube Industries, Ltd..................................       37,000         58,436
 Uni-Charm Corp........................................        3,000        104,915
 Ushio Inc.............................................        5,000         64,021
 Wacoal Corp...........................................        7,000         55,390

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 World Co., Ltd........................................        2,000   $     58,179
 Yakult Honsha Co., Ltd................................        8,000         91,023
 Yamada Denki Co., Ltd.................................        1,000         90,894
 Yamaha Corp...........................................        9,000         88,477
 Yamaha Motor Co., Ltd.................................        6,000         48,058
 Yamanouchi Pharmaceutical Co., Ltd....................       15,000        408,539
 Yamato Transport Co., Ltd.............................       19,000        375,099
 Yamazaki Baking Co., Ltd..............................        9,000         57,075
 Yasuda Fire & Marine Insurance Co., Ltd...............       34,000        224,656
 Yokogawa Electric Corp................................       12,000        104,915
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $101,720,602)..................................                  78,262,490
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $34,826)......................................                      36,090
                                                                       ------------
TOTAL -- JAPAN
  (Cost $101,755,428)..................................                  78,298,580
                                                                       ------------
FRANCE -- (9.6%)
COMMON STOCKS -- (9.6%)
 AXA...................................................       75,264      1,469,574
 Accor SA..............................................        9,340        380,445
 Air Liquide...........................................        3,865        604,042
 Air Liquide Prime Fidelite............................        5,203        813,151
 Alcatel SA............................................       53,300        632,396
 Alstom SA.............................................        9,900        124,769
 Altran Technologies SA................................        4,100        201,861
 #Arcelor SA...........................................       10,700        152,045
 *Atos Origin..........................................        2,000        119,863
 Aventis...............................................       34,465      2,398,792
 BNP Paribas SA........................................       38,738      2,180,481
 Bouygues..............................................       14,570        430,952
 *Business Objects SA..................................        2,800         82,191
 Cap Gemini SA.........................................        5,850        288,021
 Carrefour.............................................       31,150      1,570,028
 Casino Guichard Perrachon.............................        4,400        362,354
 *Castorama Dubois Investissements SA..................        4,400        277,058
 Cie de Saint-Gobain...................................        3,784        671,680
 Cie Generale D'Optique Essilor Intenational SA........        4,300        173,625
 *Club Mediterranee SA.................................          700         24,557
 *Compagnie Francaise d'Etudes et de Construction
   Technip SA..........................................        1,090        131,873
 Dassault Systemes SA..................................        5,000        200,955
 Eurafrance............................................        2,047        113,050
 France Telecom SA.....................................       50,752        984,799
 Gecina SA.............................................          784         76,174
 Generale des Establissements Michelin SA Series B.....        5,909        230,753
 Groupe Danone.........................................        6,542        903,934
 Imerys SA.............................................          600         70,460
 L'Oreal...............................................       29,700      2,124,025
 LVMH (Louis Vuitton Moet Hennessy)....................       21,535      1,141,744
 Lafarge Prime Fidelity................................        3,398        340,152
 Lafarge SA Prime Fidelite.............................        4,689        469,386
 Lagardere S.C.A. SA...................................        6,500        293,487
 Pechiney SA Series A..................................        3,355        180,226
 Pernod-Ricard SA......................................        2,660        238,940
 Peugeot SA............................................       11,400        601,743
                                                            SHARES           VALUE+
                                                            ------           ------
 Pinault Printemps Redoute SA..........................        5,200   $    642,719
 Publicis Groupe.......................................        6,100        184,985
 SGE (Societe Generale d'Enterprise SA)................        3,540        220,921
 Sanofi Synthelabo.....................................       32,056      1,945,120
 Schneider SA..........................................        9,499        488,088
 Seb Prime Fid.........................................          300         24,762
 Seb SA Prime Fidelity.................................          600         50,981
 Simco SA..............................................        1,100         92,284
 Societe BIC SA........................................        2,200         85,604
 Societe Generale, Paris...............................       18,928      1,286,458
 Societe Television Francaise 1........................        9,700        297,237
 Sodexho Alliance SA...................................        6,866        237,721
 Suez (ex Suez Lyonnaise des Eaux).....................       44,570      1,266,659
 Thales SA.............................................        7,924        331,280
 *#Thomson Multimedia..................................       12,200        342,615
 Total SA..............................................       30,906      4,819,002
 Unibail SA............................................        1,800        114,351
 Valeo SA..............................................        3,500        155,644
 Vivendi Universal SA..................................       47,636      1,495,314
 Zodiac SA.............................................        2,000         50,598
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $35,833,341)...................................                  35,191,929
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $5,149).......................................        1,521          1,208
                                                                       ------------
TOTAL -- FRANCE
  (Cost $35,838,490)...................................                  35,193,137
                                                                       ------------
SWITZERLAND -- (8.0%)
COMMON STOCKS -- (7.5%)
 *ABB, Ltd.............................................       57,840        520,526
 Adecco SA.............................................        9,013        592,518
 Alcan Aluminium, Ltd..................................           11            417
 *Ascom Holding AG.....................................          949          8,510
 *Charles Voegele Holding AG...........................          371         13,024
 Ciba Spezialitaetenchemie Holding AG..................        3,476        275,103
 Cie Financiere Richemont AG Series A..................       46,023      1,211,696
 Clariant AG...........................................        7,395        185,020
 *Credit Swisse Group..................................       57,617      2,127,398
 Fischer (Georg) AG, Schaffhausen......................          145         31,559
 Forbo Holding AG, Eglisau.............................          102         33,723
 Givaudan SA, Vernier..................................          398        155,718
 #Holcim, Ltd..........................................        1,939        472,136
 Jelmoli Holding AG, Zuerich...........................           19         17,099
 *#Kudelski SA.........................................        2,060         92,825
 *Kuoni Reisen Holding AG..............................          110         29,558
 *Logitech International SA............................        2,296        111,153
 Lonza Group AG........................................        2,970        225,105
 Nestle SA, Cham und Vevey.............................       19,080      4,633,699
 Novartis AG...........................................      139,066      5,973,526
 *Phonak Holding AG....................................        2,600         45,220
 Publicitas Holding SA, Lausanne.......................          104         26,684
 Roche Holding AG......................................        7,712        817,090
 Roche Holding AG......................................       33,020      2,650,207
 Schindler Holding AG, Hergiswil.......................           21         43,132
 Schindler Holding AG, Hergiswil Partizipsch...........           34         69,442

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #Serono SA............................................          563   $    457,078
 Societe Generale de Surveillance Holding SA...........          377        120,071
 *Sulzer AG, Winterthur................................          165         37,386
 *Sulzer Medic AG......................................          482         74,141
 *Swatch Group AG......................................        2,692        250,425
 Swiss Reinsurance Co., Zurich.........................          700         71,373
 #Swisscom AG..........................................        3,545      1,015,915
 Syngenta AG...........................................        4,812        304,057
 Synthes-Stratec Inc...................................          528        330,259
 Tecan Group AG........................................          627         30,634
 *The Swatch Group AG..................................       18,164        352,436
 *UBS AG...............................................       61,722      3,228,373
 Unaxis Holding AG.....................................          555         68,278
 Valora Holding AG.....................................          110         23,169
 #Zurich Versicherungs-Gesellschaft - Allied AG........        4,043        938,000
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $23,637,056)...................................                  27,663,683
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.5%)
 *Swiss Francs
   (Cost $1,584,249)...................................                   1,584,476
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $25,221,305)...................................                  29,248,159
                                                                       ------------
GERMANY -- (7.0%)
COMMON STOCKS -- (7.0%)
 Adidas-Salomon AG.....................................        1,900        153,897
 Aixtron AG............................................        2,400         34,552
 Allianz AG............................................       11,608      2,581,026
 Altana AG.............................................        5,300        286,195
 BASF AG...............................................       27,650      1,281,253
 Bayer AG..............................................       33,300      1,084,189
 Bayerische Vereinsbank AG.............................       22,748        801,203
 #Beiersdorf AG........................................        3,800        444,474
 Bilfinger & Berger Bau AG, Mannheim...................          800         19,283
 Buderus AG............................................        2,700         67,980
 *Continental AG.......................................        5,300         96,058
 *D. Logistics AG......................................        1,200          1,816
 #DaimlerChrysler AG, Stuttgart........................       43,852      2,167,220
 Deutsche Bank AG......................................       26,988      1,926,292
 Deutsche Lufthansa AG.................................       17,400        237,334
 Deutsche Post AG......................................       42,000        612,506
 #Deutsche Telekom AG..................................      158,620      1,759,003
 Douglas Holding AG....................................        1,500         35,524
 Dyckerhoff AG.........................................          900         12,991
 *Em TV & Merchandising AG.............................        5,900          7,386
 *Epcos AG.............................................        2,800        109,343
 #Fresenius Medical Care AG............................        2,900        148,876
 Gehe AG...............................................        3,500        153,682
 Heidelberger Zement AG, Heidelberg....................        2,300         98,842
 Hochtief AG...........................................        3,160         63,767
 *Infineon Technologies AG.............................       23,600        408,991
 Kamps AG, Duesseldorf.................................        3,500         40,611
 Karstadt Quelle AG....................................        5,350        151,445
 Linde AG..............................................        5,000        250,142
 MAN AG................................................        4,650        108,388
 Merck KGAA............................................        1,900         53,252
 Metro AG..............................................       13,840        455,778
                                                            SHARES           VALUE+
                                                            ------           ------
 Munchener Rueckversicherungs-Gesellschaft AG..........        7,700   $  1,761,722
 *Preussag AG..........................................        7,336        186,417
 Rwe AG (Neu)..........................................          800         24,963
 #Rwe AG (NEU) Series A................................       24,050        913,342
 SAP AG (Systeme Anwendungen Produkte in der
   Datenverarbeitung)..................................       11,900      1,265,165
 *SGL Carbon AG........................................          700         15,499
 Schering AG...........................................        9,000        537,281
 Siemens AG............................................       38,825      2,433,840
 Software AG...........................................          700         10,398
 ThyssenKrupp AG.......................................       23,400        379,948
 #Veba AG..............................................       33,298      1,738,953
 Volkswagen AG.........................................       14,220        767,866
 *WCM Beteiligungs AG..................................       11,608        103,024
                                                                       ------------
TOTAL -- GERMANY
  (Cost $32,249,030)...................................                  25,791,717
                                                                       ------------
NETHERLANDS -- (5.4%)
COMMON STOCKS -- (5.4%)
 ABN-AMRO Holding NV...................................       73,407      1,418,929
 AKZO Nobel NV.........................................       13,300        599,524
 Aegon NV..............................................       67,457      1,449,482
 Buhrmann NV...........................................        5,898         69,428
 Elsevier NV...........................................       34,300        466,246
 *Getronics NV.........................................       11,878         26,854
 Hagemeyer NV..........................................        4,866         95,921
 Heineken NV...........................................       18,262        785,151
 IHC Caland NV.........................................        1,143         66,846
 Ing Groep NV..........................................       92,810      2,454,667
 KLM (Koninklijke Luchtvaart Mij) NV...................        2,377         32,333
 Koninklijke Ahold NV..................................       42,758        916,765
 *Koninklijke KPN NV...................................      105,076        461,381
 Koninklijke Philips Electronics NV....................       61,312      1,909,717
 Koninklijke Vendex KBB NV.............................        4,178         57,066
 *Koninklijke Vopak NV.................................        1,700         31,923
 *Norit NV.............................................       21,750        415,741
 Oce NV................................................        2,991         35,767
 Royal Dutch Petroleum Co., Den Haag...................       99,100      5,545,726
 TNT Post Groep NV.....................................       22,270        454,600
 Unilever NV...........................................       26,542      1,743,199
 *United Pan-Europe Communications NV Series A.........       21,200          2,575
 Vedior NV, Amsterdam..................................        7,245        103,435
 Vnu NV................................................       11,467        355,669
 Wolters Kluwer NV.....................................       13,399        277,646
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $20,169,470)...................................                  19,776,591
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Unilever NV
   (Cost $114,431).....................................       19,200        101,526
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $20,283,901)...................................                  19,878,117
                                                                       ------------
ITALY -- (3.7%)
COMMON STOCKS -- (3.7%)
 Acea SpA..............................................        4,000         26,271
 *#Alitalia Linee Aeree Italiane SpA Series A..........       50,000         33,633
 #Alleanza Assicurazioni SpA...........................       13,612        130,856

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #Assicurazioni Generali SpA, Trieste..................       51,014   $  1,191,482
 *Autogrill SpA, Novara................................       10,000        113,230
 #Autostrade Concessioni e Costruzioni Autostrade SpA
   Series A............................................       47,000        382,010
 Banca di Roma SpA.....................................       54,750        131,199
 Banca Fideuram SpA....................................       15,000        103,700
 *Banca Nazionale del Lavoro SpA.......................       42,000         86,127
 *Banca Popolare di Milano.............................        9,520         39,489
 Benetton Group SpA....................................        6,950         87,655
 *Bipop-Carire SpA.....................................       38,000         61,772
 Bulgari SpA...........................................       10,000         73,805
 #Credito Italiano.....................................      204,000        910,995
 Eni SpA...............................................      163,000      2,482,179
 Ente Nazionale per L'Energia Elettrica SpA............      247,000      1,472,230
 Fiat SpA..............................................       15,667        187,350
 Fiat SpA..............................................        3,000         24,972
 Gruppo Editoriale L'espresso SpA......................       16,000         64,425
 Intesabci SpA.........................................      212,627        629,703
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....        4,680         42,629
 Italgas Sta Italiana Per Il Gas SpA...................       13,500        136,086
 Luxottica Group SpA...................................        7,000        139,818
 #Mediaset SpA.........................................       48,000        383,860
 Mediobanca SpA........................................       25,000        238,932
 Mediolanum SpA........................................       14,000        104,111
 Mondadori (Arnoldo) Editore SpA.......................       10,500         69,844
 #Parmalat Finanziaria SpA.............................       28,600         88,173
 #Pirelli SpA..........................................       70,000         95,087
 #RAS SpA (Riunione Adriatica di Sicurta)..............       29,303        364,101
 Rinascente per l'Esercizio di Grande Magazzini SpA....       10,000         35,688
 #SAI SpA (Sta Assicuratrice Industriale), Torino......        2,000         31,540
 SNIA SpA..............................................       20,400         39,832
 #San Paolo-IMI SpA....................................       55,607        535,087
 *Seat Pagine Gialle SpA, Torino.......................       11,060          8,969
 Sirti SpA.............................................        4,000          4,223
 #Telecom Italia Mobile SpA............................      331,740      1,403,958
 #Telecom Italia SpA, Torino...........................      212,500      1,707,322
 *Tiscali SpA..........................................       13,000         99,104
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,777,231)...................................                  13,761,447
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)...........................................        1,677            768
                                                                       ------------
TOTAL -- ITALY
  (Cost $15,777,231)...................................                  13,762,215
                                                                       ------------
AUSTRALIA -- (3.7%)
COMMON STOCKS -- (3.7%)
 AMP, Ltd..............................................       50,815        486,117
 Amcor, Ltd............................................       30,179        154,602
 Aristocrat Leisure, Ltd...............................       17,000         57,257
 Australia & New Zealand Banking Group, Ltd............       68,506        756,180
 Australian Gas Light Co...............................       16,724         93,248
 Australian Stock Exchange, Ltd........................        3,400         26,713
 BRL Hardy, Ltd........................................        5,878         32,707
 Boral, Ltd............................................       25,895         56,580
                                                            SHARES           VALUE+
                                                            ------           ------
 Brambles Industries, Ltd..............................       41,993   $    216,074
 Broken Hill Proprietary Co., Ltd......................      169,547      1,036,515
 CSL, Ltd..............................................        7,033        147,300
 CSR, Ltd..............................................       41,566        154,820
 Coca-Cola Amatil, Ltd.................................       33,083        113,298
 Cochlear, Ltd.........................................        2,000         43,077
 Coles Myer, Ltd.......................................       54,585        205,165
 Commonwealth Bank of Australia........................       57,383      1,088,153
 Computershare, Ltd....................................       21,742         24,245
 *Deutsche Office Trust................................       44,700         33,147
 Fosters Brewing Group, Ltd............................       93,417        247,476
 Futuris Corp., Ltd....................................       13,997         12,122
 General Property Trust................................       72,621        113,869
 Goodman Fielder, Ltd..................................       44,342         40,913
 Harvey Norman Holdings, Ltd...........................       46,881         80,939
 Iluka Resources, Ltd..................................        8,599         25,263
 *James Hardies Industries NV..........................       18,584         63,854
 John Fairfax Holdings, Ltd............................       29,385         59,382
 Leighton Holdings, Ltd................................       11,805         71,167
 Lend Lease Corp., Ltd.................................       19,224        112,410
 MIM Holdings..........................................       88,699         60,753
 Macquarie Bank, Ltd...................................        8,800        161,146
 Macquarie Infrastructure Group........................       66,279        121,183
 Mayne Nickless, Ltd...................................       35,791         86,509
 Mirvac, Ltd...........................................       24,964         59,068
 National Australia Bank, Ltd..........................       70,886      1,451,747
 Newcrest Mining, Ltd..................................        7,154         32,802
 News Corp., Ltd.......................................      118,923        720,297
 News Corp., Ltd.......................................       86,833        619,323
 Normandy Mining Corp..................................       34,425        102,694
 Nrma Insurance Group, Ltd.............................       62,100        116,002
 Onesteel, Ltd.........................................       19,675         14,256
 Orica, Ltd............................................        9,738         50,878
 Origin Energy, Ltd....................................       28,786         56,216
 *Pacific Dunlop, Ltd..................................        7,945         30,132
 Paperlinx, Ltd........................................       14,731         43,861
 Publishing and Broadcasting, Ltd......................       29,950        157,667
 QBE Insurance Group, Ltd..............................       26,972        112,676
 Rio Tinto, Ltd........................................       22,544        448,302
 Santos, Ltd...........................................       25,735         90,319
 Sonic Healthcare, Ltd.................................       11,443         34,330
 Sons of Gwalia, Ltd...................................        5,552         21,842
 Southcorp, Ltd........................................       29,805         99,541
 Stockland Trust Group.................................       30,030         78,024
 Suncorp-Metway, Ltd...................................       23,461        166,004
 Tab, Ltd..............................................       16,900         29,656
 Tabcorp Holdings, Ltd.................................       15,910        109,333
 Telstra Corp., Ltd....................................      294,000        787,173
 *Transurban Group.....................................       20,700         51,791
 WMC, Ltd..............................................       48,907        267,707
 Wesfarmers, Ltd.......................................       16,605        270,703
 Westfield Holdings, Ltd...............................       25,007        225,496
 Westfield Trust.......................................       58,100        111,162
 *Westfield Trust (Property Trust).....................        2,128          3,987
 Westpac Banking Corp..................................       80,676        755,795
 Woodside Petroleum, Ltd...............................       21,159        168,161
 Woolworths, Ltd.......................................       46,503        342,205
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,038,998)...................................                  13,611,334
                                                                       ------------

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Rights 06/30/02
   (Cost $0)...........................................        9,878   $          0
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $12,038,998)...................................                  13,611,334
                                                                       ------------
SPAIN -- (3.0%)
COMMON STOCKS -- (3.0%)
 Acerinox SA...........................................        2,600        103,938
 Aguas de Barcelona SA.................................        6,071         77,647
 Autopistas Concesionaria Espanola SA..................       12,811        135,005
 Banco Bilbao Vizcaya SA...............................      142,800      1,722,314
 Banco Santander Central Hispanoamerica SA.............      208,184      1,923,542
 *Coporacion Financiera Reunida SA.....................        6,070         77,237
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................        6,600         47,231
 Cortefiel SA..........................................        2,000         11,958
 Ebro Puleva SA........................................        5,520         64,617
 Empresa Nacional de Celulosa SA.......................        1,100         17,624
 Endesa SA, Madrid.....................................       46,400        719,588
 Faes Farma SA.........................................        1,650         20,471
 *Faes Farma SA Issue 02...............................          165          2,033
 Fomento de Construcciones y Contratas SA..............        6,000        150,226
 Gas Natural SA, Buenos Aires..........................       20,000        373,696
 Grupo Dragados SA, Madrid.............................        8,700        154,430
 Iberdrola SA..........................................       40,200        559,590
 *Industria de Diseno Textil SA........................       25,100        520,342
 Inmobiliaria Urbis SA.................................        4,700         29,375
 Metrovacesa SA........................................        2,136         45,379
 #OCP Construcciones SA, Madrid........................        2,700         89,572
 Portland Valderrivas SA...............................          900         27,327
 Promotora de Informaciones SA.........................        8,600         84,362
 Prosegur Cia de Seguridad SA..........................        1,800         26,654
 Repsol SA.............................................       53,500        628,771
 *Societe General de Aguas de Barcelona SA Issue 01....           60            751
 Sol Melia SA..........................................        8,400         63,016
 Tabacalera SA.........................................       12,900        277,430
 *Tele Pizza SA........................................        7,000          8,567
 *Telefonica de Espana SA..............................      221,582      2,345,429
 Telefonica Publicidad e Informacion SA................       14,600         68,199
 *Terra Networks SA....................................       29,400        174,962
 Union Fenosa SA.......................................       12,800        229,957
 Vallehermoso SA.......................................        5,400         49,995
 Zardoya Otis SA.......................................        6,853         86,432
 *Zeltia SA............................................        8,400         73,375
                                                                       ------------
TOTAL -- SPAIN
  (Cost $11,065,317)...................................                  10,991,042
                                                                       ------------
SWEDEN -- (2.0%)
COMMON STOCKS -- (1.9%)
 Assa Abloy AB Series B................................       15,600        212,250
 Atlas Copco AB Series A...............................        6,300        150,731
 Atlas Copco AB Series B...............................        2,600         59,403
 Billerud AB...........................................        3,282         32,522
 Drott Series AB.......................................        4,700         53,330
 Electrolux AB Series B................................       18,500        338,142
 Gambro AB Series A....................................       11,300         77,163
                                                            SHARES           VALUE+
                                                            ------           ------
 Gambro AB Series B....................................        2,700   $     18,437
 Graenges AB...........................................        1,100         18,976
 Hennes & Mauritz AB Series B..........................       35,100        652,369
 Hoeganges AB Series B.................................        1,300         27,366
 Holmen AB Series B....................................        3,700         97,833
 *Modern Times Group AB Series B.......................        1,800         32,161
 *Netcom AB Series B...................................        5,400         99,810
 Nobelpharma AB........................................        1,200         78,862
 Nordic Baltic Holdings AB.............................      143,448        824,879
 Om AB.................................................        2,500         20,280
 SSAB Swedish Steel Series A...........................        3,500         41,870
 Sandvik AB............................................       12,400        286,491
 Securitas AB Series B.................................       16,500        313,446
 Skandia Insurance AB..................................       47,700        223,352
 Skandinaviska Enskilda Banken Series A................       32,400        322,719
 Skanska AB Series B...................................       19,500        135,159
 Svenska Cellulosa AB Series B.........................       10,800        375,951
 Svenska Handelsbanken Series A........................       34,200        535,554
 Svenska Kullagerfabriken AB Series A..................        2,300         57,745
 Svenska Kullagerfabriken AB Series B..................        2,500         62,381
 Swedish Match AB (Frueher Svenska Taendsticks AB).....       15,500        123,351
 *Telefon AB L.M. Ericsson Series A....................       12,000         28,341
 *Telefon AB L.M. Ericsson Series B....................      388,900        870,566
 #Telia AB.............................................      144,300        365,991
 Trelleborg AB Series B................................        2,200         21,574
 Volvo AB Series A.....................................        6,600        116,907
 Volvo AB Series B.....................................       14,100        262,063
 WM-Data AB Series B...................................        8,500         19,028
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $9,125,514)....................................                   6,957,003
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Swedish Krona
   (Cost $287,224).....................................                     290,057
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $9,412,738)....................................                   7,247,060
                                                                       ------------
HONG KONG -- (1.8%)
COMMON STOCKS -- (1.8%)
 ASM Pacific Technology, Ltd...........................       12,000         28,463
 Amoy Properties, Ltd..................................      113,500        130,240
 Bank of East Asia, Ltd................................       52,571        114,246
 CLP Holdings, Ltd.....................................       89,400        364,495
 Cathay Pacific Airways, Ltd...........................      123,000        196,337
 Cheung Kong Holdings, Ltd.............................       85,600        792,937
 Cheung Kong Infrastructure Holdings, Ltd..............       88,000        146,110
 Esprit Holdings, Ltd..................................       28,541         53,243
 Giordano International, Ltd...........................       40,000         23,719
 Hang Lung Development Co., Ltd........................       40,000         37,951
 Hang Seng Bank, Ltd...................................       70,600        780,712
 Henderson Land Development Co., Ltd...................       69,000        296,361
 Hong Kong and Shanghai Hotels, Ltd....................       27,500         13,927
 Hong Kong Electric Holdings, Ltd......................       83,707        325,186
 Hong Kong Exchanges & Clearing, Ltd...................       18,000         32,540
 Hutchison Whampoa, Ltd................................      157,500      1,317,614

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Hysan Development Co., Ltd............................       39,135   $     39,889
 Johnson Electric Holdings, Ltd........................      148,000        203,036
 Li & Fung, Ltd........................................      110,000        162,188
 New World Development Co., Ltd........................       87,860         72,657
 Oriental Press Group, Ltd.............................       69,600         10,619
 *#Pacific Century Cyberworks, Ltd.....................      881,326        218,083
 Shangri-La Asia, Ltd..................................       76,000         58,464
 #Sino Land Co., Ltd...................................      132,916         48,994
 South China Morning Post (Holdings), Ltd..............       60,000         36,156
 Sung Hungkai Properties, Ltd..........................       88,706        696,604
 Swire Pacific, Ltd. Series A..........................       37,000        203,510
 Television Broadcasts, Ltd............................       15,000         70,773
 Varitronix International, Ltd.........................        9,147          6,450
 Wharf Holdings, Ltd...................................       98,542        232,470
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,626,517)....................................                   6,713,974
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $13,389)......................................                      13,389
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $7,639,906)....................................                   6,727,363
                                                                       ------------
FINLAND -- (1.5%)
COMMON STOCKS -- (1.5%)
 Amer-Yhtymae Oyj Series A.............................          800         27,205
 Avestapolarit Oyj.....................................          551          2,703
 Comptel Oyj...........................................        2,997          5,600
 Finnlines Oyj.........................................          700         17,984
 Fortum Oyj............................................       43,717        245,053
 Hartwall Oyj Series A.................................        3,520        103,588
 Instrumentarium Oyj...................................        2,400         61,211
 KCI Konecranes International Oyj......................          700         22,889
 Kemira Oyj............................................        7,700         59,707
 Kesko Oyj.............................................        4,800         51,435
 Kone Corp.............................................        1,800         53,812
 #Metra Oyj Series B...................................        1,600         25,860
 #Metso Oyj............................................        7,044         98,712
 Nokia Oyj.............................................      202,478      2,894,191
 Orion-Yhtyma Oyj Series A.............................        1,200         29,092
 #Orion-Yhtyma Oyj Series B............................        1,100         26,822
 Outokumpu Oyj Series A................................        6,400         70,374
 Pohjola Group P.L.C. Series D.........................        2,200         37,654
 Rautaruukki Oyj Series K..............................        5,100         23,204
 Sampo Insurance Co., Ltd..............................       28,600        227,113
 *Sonera Group Oyj.....................................       57,661        214,938
 Stockmann Oyj AB......................................          600          7,736
 Stora Enso Oyj Series R...............................       37,400        545,072
 Tietoenator Corp......................................        2,800         68,013
 Upm-Kymmene Oyj.......................................       13,400        523,286
 Uponor Oyj Series A...................................        1,400         28,212
                                                                       ------------
TOTAL -- FINLAND
  (Cost $6,455,090)....................................                   5,471,466
                                                                       ------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
 AGFA-Gevaert NV, Mortsel..............................        7,300        118,599
 Barco (New) NV........................................          400         17,676
 Bekaert SA............................................          700         32,698
 Cie Martime Belge SA..................................          300         15,849
                                                            SHARES           VALUE+
                                                            ------           ------
 Colruyt SA Halle......................................        1,700   $     74,026
 D'Ieteren SA..........................................          290         60,959
 Delhaize Freres & cie le Lion SA Molenbeek-Saint
   Jean................................................        2,700        139,365
 *#Dexia SA............................................       27,000        429,068
 Electrabel SA.........................................        2,800        617,345
 #Fortis AG............................................       29,579        672,884
 Interbrew SA..........................................        9,900        300,129
 KBC Bancassurance Holding SA..........................       15,700        601,370
 *Omega Pharma SA......................................          500         22,422
 #Solvay SA............................................        4,400        304,394
 #UCB SA...............................................        7,600        291,109
 Union Miniere SA......................................        1,100         46,029
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $4,345,589)....................................                   3,743,922
                                                                       ------------
SINGAPORE -- (0.9%)
COMMON STOCKS -- (0.9%)
 *Allgreen Properties, Ltd.............................       41,000         26,388
 #Capitaland, Ltd......................................      115,500         98,899
 *#Chartered Semiconductor Manufacturing, Ltd..........       55,000        123,739
 City Developments, Ltd................................       32,000        105,662
 Creative Technology Co., Ltd..........................        3,000         30,221
 Cycle & Carriage, Ltd.................................        7,047         17,905
 DBS Group Holdings, Ltd...............................       55,000        434,009
 Fraser & Neave, Ltd...................................        9,000         39,287
 Keppel Corp., Ltd.....................................       25,000         56,805
 Keppel Land, Ltd......................................       22,000         19,207
 *Natsteel, Ltd........................................       12,000         10,880
 *Neptune Orient Lines, Ltd............................       23,000         13,773
 Overseas Chinese Banking Corp., Ltd...................       50,300        340,620
 Overseas Union Enterprise, Ltd........................        6,000         22,162
 Parkway Holdings, Ltd.................................       20,000          9,066
 Sembcorp Industries, Ltd..............................       52,000         41,325
 *Sembcorp Logistics, Ltd..............................       39,000         45,835
 Sembcorp Marine, Ltd..................................       55,000         29,088
 Singapore Airlines, Ltd...............................       47,000        334,055
 Singapore Land, Ltd...................................       11,000         22,408
 Singapore Press Holdings..............................       10,000        116,967
 Singapore Technologies Engineering, Ltd...............      132,000        144,793
 Singapore Telecommunications, Ltd.....................      707,000        621,206
 Smrt Corporation, Ltd.................................       59,000         22,453
 *#St Assembly test Services, Ltd......................       38,000         53,805
 United Industrial Corp., Ltd..........................       32,000         12,894
 United Overseas Bank, Ltd.............................       48,000        394,889
 United Overseas Land, Ltd.............................       22,000         21,793
 Venture Manufacturing (Singapore), Ltd................        7,000         63,464
 Wing Tai Holdings, Ltd................................       19,000          7,922
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,604,268)....................................                   3,281,520
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $29,549)......................................                      30,113
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $4,633,817)....................................                   3,311,633
                                                                       ------------

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
 Bang & Olufsen Holding A.S. Series B..................          290   $      8,640
 Carlsberg A.S. Series A...............................          680         32,998
 Carlsberg A.S. Series B...............................        1,820         97,011
 Coloplast A.S. Series B...............................          970         76,214
 Dampskibsselskabet AF (1912) A.S......................           31        210,446
 Dampskibsselskabet Svendborg A.S......................           21        179,520
 Danisco A.S...........................................        2,450         86,856
 Danske Bank A.S.......................................       34,036        617,780
 *East Asiatic Co., Ltd................................          900         20,705
 *FLS Industries.......................................          890         11,524
 *Gn Great Nordic A.S..................................        9,620         41,723
 Group 4 Falck A.S.....................................        3,480        122,496
 H. Lundbeck A.S.......................................       11,002        269,706
 *ISS A.S..............................................        1,763         92,311
 Koebenhavns Lufthavne.................................          280         23,056
 *Navision Software A.S................................          866         32,280
 *Neg Micon A.S........................................        2,460         80,561
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........        1,100         12,791
 Novo-Nordisk A.S. Series B............................       14,150        451,829
 Novozymes A.S. Series B...............................        2,830         62,616
 *Sas Danmark A.S......................................        1,980         13,690
 Sparkasse Regensburg..................................          880         25,445
 #TK Development.......................................          614         10,189
 Tele Danmark A.S......................................       10,210        266,977
 *Topdanmark A.S.......................................        1,300         40,449
 Vestas Wind Systems A.S...............................        4,400        132,754
 *William Demant Holding...............................        3,260         90,162
                                                                       ------------
TOTAL -- DENMARK
  (Cost $3,330,952)....................................                   3,110,729
                                                                       ------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
 Allied Irish Banks P.L.C..............................       51,684        719,450
 Bank of Ireland P.L.C.................................       17,930        231,163
 CRH P.L.C.............................................       29,733        524,999
 DCC P.L.C.............................................        4,814         54,509
 *Elan Corp. P.L.C.....................................        9,909        100,905
 Greencore Group P.L.C.................................        5,332         15,841
 Independent News & Media P.L.C........................       29,717         60,245
 *Iona Technologies P.L.C..............................        1,178         11,886
 Irish Permanent P.L.C.................................       12,643        190,993
 Jefferson Smurfit Group P.L.C.........................       60,968        181,129
 Jurys Hotel Group P.L.C...............................        2,694         26,427
 Kerry Group P.L.C.....................................        9,689        139,398
 *Ryanair Holdings P.L.C...............................       32,702        183,003
 Waterford Wedgwood P.L.C..............................       42,263         25,664
                                                                       ------------
TOTAL -- IRELAND
  (Cost $2,644,926)....................................                   2,465,612
                                                                       ------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 Bergesen Dy ASA Series A..............................        3,400         71,293
 #Den Norske Bank ASA Series A.........................       36,500        189,060
 *Kvaerner ASA.........................................       15,096         16,957
 *Merkantildata ASA....................................        6,800          4,923
 *Nera ASA.............................................        6,300          9,829
 #Norsk Hydro ASA......................................       15,700        789,701
 Norske Skogindustrier ASA Series A....................        5,000         94,857
                                                            SHARES           VALUE+
                                                            ------           ------
 *Opticom ASA..........................................          600   $     13,929
 #Orkla ASA Series A...................................       11,471        226,928
 *Petroleum Geo Services ASA...........................        4,600         17,970
 Schibsted ASA.........................................        2,700         33,194
 Smedvig ASA Series A..................................        3,800         32,251
 *Storebrand ASA.......................................       14,500         94,109
 *Tandberg ASA Series A................................        5,600         68,497
 *Tandberg Television ASA..............................        2,800          6,221
 #Telenor ASA..........................................       29,735        113,195
 Tomra Systems ASA.....................................        9,200         63,155
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,870,149)....................................                   1,846,069
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $37,359)......................................                      38,098
                                                                       ------------
TOTAL -- NORWAY
  (Cost $1,907,508)....................................                   1,884,167
                                                                       ------------
PORTUGAL -- (0.5%)
COMMON STOCKS -- (0.5%)
 BPI SGPS SA...........................................       37,462         86,096
 *BPI SGPS SA Baby Shares..............................        6,636         14,693
 Banco Comercial Portugues SA..........................      116,419        396,986
 Banco Espirito Santo e Comercial de Lisboa............       16,320        176,863
 Brisa Auto Estradas de Portugal SA....................       13,500         73,403
 *Cimpor Cimentos de Portugal SA.......................        6,180        118,070
 *Electricidade de Portugal SA.........................      117,800        249,821
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        5,600         38,453
 *PT Multimedia Servicos de Telecomunicacoes e
   Multimedia SGPS SA..................................        4,000         35,127
 Portugal Telecom SA...................................       62,730        457,118
 *Sonae SGPS SA........................................      108,923         75,302
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $2,335,754)....................................                   1,721,932
                                                                       ------------
EMU -- (0.3%)
INVESTMENT IN CURRENCY -- (0.3%)
 *Euro Currency
   (Cost $1,102,615)...................................                   1,102,604
                                                                       ------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 Alpha Credit Bank.....................................        7,170        104,898
 Athens Water & Sewerage Public Co.....................        4,100         20,761
 *Attica Enterprises S.A. Holdings.....................        3,130         10,819
 Bank of Piraeus S.A...................................        6,510         44,155
 *Commercial Bank of Greece............................        1,200         28,072
 EFG Eurobank Ergasias S.A.............................       11,390        152,379
 Hellenic Bottling Co., S.A............................        9,200        145,255
 Hellenic Duty Free Shops S.A..........................        2,000         13,715
 Hellenic Petroleum S.A................................       10,100         57,747
 Hellenic Technodomiki S.A.............................        3,900         23,464
 *Hellenic Tellecommunication Organization Co. S.A.....        7,600        122,692
 Intracom S.A..........................................        3,310         30,490
 Lambrakis Press S.A...................................        2,260          6,081
 Mailis (M.J.) S.A.....................................        2,800         15,643

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 National Bank of Greece...............................        9,100   $    188,055
 Panafon Hellenic Telecommunications Co. S.A...........       15,380         75,866
 Titan Cement Co.......................................        1,140         42,218
 *Viohalco.............................................        2,800         19,671
                                                                       ------------
TOTAL -- GREECE
  (Cost $1,327,226)....................................                   1,101,981
                                                                       ------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 *Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................          754          6,551
 BBAG Oesterreichische Brau-Beteiligungs AG............          498         30,102
 *BWT AG...............................................          880         21,244
 Bohler Uddeholm AG....................................          480         22,283
 Erste Bank der Oesterreichischen Sparkassen AG........        1,259         90,803
 Flughafen Wien AG.....................................          579         19,149
 Mayr-Melnhof Karton AG................................          472         32,190
 Oesterreichische Elektrizitaetswirtschafts AG.........          810         66,063
 Omv AG................................................        1,557        139,643
 *Rhi AG, Wien.........................................          778          5,160
 *Telekom Austria AG...................................        8,470         73,195
 Va Technologie AG.....................................          805         25,179
 Voest-Alpine Stahl AG.................................          825         25,959
 Wienerberger AG.......................................        4,007         71,987
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $722,549)......................................                     629,508
                                                                       ------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Auckland International Airport, Ltd...................       19,656         42,083
 Carter Holt Harvey, Ltd...............................       72,500         69,797
 Contact Energy, Ltd...................................       18,722         35,779
 *Fisher & Paykel Apppliances Holdings, Ltd............        3,520         16,185
 Fisher & Paykel Industries, Ltd.......................        3,379         14,809
 Fletcher Building, Ltd................................       15,040         20,819
                                                            SHARES           VALUE+
                                                            ------           ------
 Independent Newspapers, Ltd. (Auckland)...............       17,200   $     33,118
 Sky City, Ltd.........................................        9,402         29,496
 Telecom Corporation of New Zealand, Ltd...............       80,300        198,075
 Warehouse Group, Ltd..................................       14,200         48,970
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $458,501)......................................                     509,131
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $7,695).......................................                       8,804
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $466,196)......................................                     517,935
                                                                       ------------
CANADA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Celestica, Inc.
   (Cost $16,033)......................................          347         10,413
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.70%, 09/12/02, valued at $15,726,970) to be
   repurchased at $15,494,719
   (Cost $15,494,000)..................................   $   15,494     15,494,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $401,962,171)++................................                $367,765,231
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $403,301,969.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                                                 VALUE+
                                                                                 ------
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (34.0%) (Cost $206,925,312)......                  $162,644,621
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (13.9%) (Cost $80,456,965)...                    67,007,348
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (13.8%) (Cost $56,886,257)...                    66,428,775
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (38.0%) (Cost
  $162,044,683).............................................                   182,743,695
Temporary Cash Investments (0.3%) Repurchase Agreement, PNC
  Capital Markets Inc. 1.67%, 06/03/02 (Collateralized by
  U.S. Treasury Bills 1.70%, 09/12/02, valued at $1,656,675)
  to be repurchased at $1,632,227 (Cost $1,632,000).........                     1,632,000
                                                                              ------------
    Total Investments (100%) (Cost $507,945,217) ++.........                  $480,456,439
                                                                              ============

--------------
++The cost for federal income tax purposes is $508,052,549.

                        JAPANESE SMALL COMPANY PORTFOLIO

                                  MAY 31, 2002

                                  (UNAUDITED)

                                                                                VALUE+
                                                                                ------
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................                  $77,481,903
                                                                              -----------
    Total Investments (100%) (Cost $228,326,317) ++.........                  $77,481,903
                                                                              ===========

--------------
++The cost for federal income tax purposes is $231,038,488
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                      PACIFIC RIM SMALL COMPANY PORTFOLIO

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                                                VALUE+
                                                                                ------
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company..............................                  $78,011,908
                                                                              -----------
    Total Investments (100%) (Cost $119,239,887) ++.........                  $78,011,908
                                                                              ===========

--------------
++The cost for federal income tax purposes is $119,330,803

                     UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                  MAY 31, 2002

                                  (UNAUDITED)

                                                                                VALUE+
                                                                                ------
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company..............................                  $43,172,340
                                                                              -----------
    Total Investments (100%) (Cost $35,960,429) ++..........                  $43,172,340
                                                                              ===========

--------------
++The cost for federal income tax purposes is $35,967,653

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                  MAY 31, 2002

                                  (UNAUDITED)

                                                                                VALUE+
                                                                                ------
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company..............................                  $89,614,808
                                                                              -----------
    Total Investments (100%) (Cost $76,225,836) ++..........                  $89,614,808
                                                                              ===========

--------------
++The cost for federal income tax purposes is $76,226,020
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (31.4%)
COMMON STOCKS -- (31.4%)
 Achilles Corp.........................................      239,000   $    294,656
 Agro-Kanesho Co., Ltd.................................        7,000         28,880
 Ahresty Corp..........................................       17,000         47,945
 Aichi Bank, Ltd.......................................       19,600      1,105,554
 *Aichi Corp...........................................       63,200        129,862
 Aichi Machine Industry Co., Ltd.......................      143,000        337,621
 #Aichi Steel Works, Ltd...............................      261,000      1,409,097
 Aida Engineering, Ltd.................................      129,000        374,212
 Aigan Co., Ltd........................................       27,000        149,032
 *Akai Electric Co., Ltd...............................      490,000          3,948
 Akita Bank, Ltd.......................................      280,000        927,311
 Aloka Co., Ltd........................................       42,000        289,362
 Altech Co., Ltd.......................................        8,800         43,681
 Amada Sonoike Co., Ltd................................      206,050        383,540
 Ando Corp.............................................      177,000        188,266
 *Ando Electronic Co., Ltd.............................       29,000        132,731
 Anest Iwata Corp......................................       63,000         85,286
 Aoki International Co., Ltd...........................       84,000        307,299
 *Apic Yamada Corp.....................................       20,000         53,344
 *Arabian Oil Co., Ltd.................................       69,600        389,780
 *Arai-Gumi, Ltd.......................................       19,600         12,793
 Arakawa Chemical Industries, Ltd......................       22,000        127,461
 Araya Industrial Co., Ltd.............................      156,000        128,218
 Aronkasei Co., Ltd....................................       37,000        103,456
 Asahi Kogyosha Co., Ltd...............................       92,000        197,936
 *Asahi Optical Co., Ltd...............................       58,000        112,634
 Asahi Organic Chemicals Industry Co., Ltd.............      138,000        326,928
 *Asahi Tec Corp.......................................       65,000         70,185
 *Asahi Techno Glass Corp..............................       57,000        147,437
 *Asanuma Corp.........................................      205,000        194,922
 Ashimori Industry Co., Ltd............................       84,000        134,697
 Asia Air Survey Co., Ltd..............................       16,000         35,197
 *Asics Corp...........................................      384,000        374,406
 Atsugi Nylon Industrial Co., Ltd......................      329,000        304,873
 *Azel Corp., Tokyo....................................      152,000         77,163
 Azwell, Inc...........................................       85,000        291,094
 Bank of Iwate, Ltd....................................       27,100        720,624
 Bank of Okinawa, Ltd..................................       36,700        607,720
 Bank of Saga, Ltd.....................................      215,000        712,043
 Bank of the Ryukyus, Ltd..............................       48,490        515,765
 #Best Denki Co., Ltd..................................      258,000        883,556
 #*Bosch Automotive Systems Corp.......................      531,000        479,224
 Brother Industries, Ltd...............................      350,000      1,931,898
 Bull Dog Sauce Co., Ltd...............................       12,000         65,656
 Bunka Shutter Co., Ltd................................      129,000        322,238
 CTI Engineering Co., Ltd..............................       18,200         84,473
 *Cabin Co., Ltd.......................................      119,000        128,492
 Calpis Co., Ltd.......................................       71,000        328,967
 Calsonic Corp.........................................      175,000        628,925
 *Carolina Co., Ltd....................................       65,000         43,473
 Central Finance Co., Ltd..............................      267,000        931,590
 #Cesar Co.............................................       98,000         75,809
 #*Chiba Kogyo Bank, Ltd...............................       70,700        392,522
 Chino Corp............................................       45,000        109,145
                                                            SHARES           VALUE+
                                                            ------           ------
 *Chisan Tokan Co., Ltd................................      121,000   $     61,426
 Chiyoda Co., Ltd......................................       83,000        916,272
 #*Chiyoda Corp........................................       95,500        204,697
 Chodai Co. Ltd........................................       12,000         32,200
 Chofu Seisakusho Co., Ltd.............................       59,000        860,986
 Chudenko Corp.........................................       66,000        983,878
 Chuetsu Pulp and Paper Co., Ltd.......................      215,000        375,945
 *Chugai Mining Co., Ltd...............................      561,000        126,575
 Chugoku Marine Paints, Ltd............................       60,000        140,692
 *Chuo Denki Kogyo co., Ltd............................       17,000         15,890
 Chuo Gyorui Co., Ltd..................................       58,000         93,005
 Chuo Spring Co., Ltd., Nagoya.........................      162,000        526,073
 Chuo Woollen Mills, Ltd...............................       30,000         29,250
 Cleanup Corp..........................................       74,000        413,825
 Copyer Co., Ltd.......................................       38,000         88,493
 Corona Corp...........................................       31,790        589,175
 #D'urban, Inc.........................................      125,000        127,920
 DMW Corp..............................................        1,600         38,807
 *Dai Nippon Construction..............................       82,000         62,111
 Dai-Dan Co., Ltd......................................       72,000        273,262
 Daido Hoxan, Inc......................................      124,000        604,509
 Daido Kogyo Co., Ltd..................................       42,000         60,918
 #Daido Steel Co., Ltd.................................      562,000      1,304,231
 *Daido Steel Sheet Corp...............................       95,000        113,295
 Daidoh, Ltd...........................................       91,000        451,698
 Daihen Corp...........................................      189,000        246,719
 Daiho Corp............................................      106,000        125,559
 Daiichi Cement Co., Ltd...............................       59,000        102,691
 Dai-Ichi Jitsugyo Co., Ltd............................       70,000         93,070
 *Dai-Ichi Katei Denki Co., Ltd........................      225,000          1,813
 *Dai-Ichi Kogyo Seiyaku Co., Ltd......................       38,000         69,508
 Daiken Corp...........................................      205,000        502,173
 *Daiko Denshi Tsushin, Ltd............................       14,000         25,044
 Daiko Shoken Business Co., Ltd........................       21,000         61,934
 *Daikyo, Inc..........................................      176,000        129,056
 Daimei Telecom Engineering Corp.......................       57,000        188,315
 Dainichi Co., Ltd.....................................       28,100         96,459
 Daio Paper Corp.......................................      128,750      1,011,527
 *Daisue Construction Co., Ltd.........................       12,500          3,626
 Daito Seiki Co., Ltd..................................        8,000         12,893
 *Daiwa Bank, Ltd......................................      167,250        126,683
 Daiwa House Industry Co., Ltd.........................       55,200        386,976
 Daiwa Industries, Ltd.................................       75,000        212,126
 Daiwa Kosho Lease Co., Ltd............................      236,000        568,603
 *Daiwa Seiko, Inc.....................................      140,000        119,580
 *Daiwabo Co., Ltd.....................................      215,000        183,641
 Daiwabo Information System Co., Ltd...................       13,000        107,058
 Danto Corp............................................       47,000        157,171
 Denyo Co., Ltd........................................       44,000        209,185
 *Descente, Ltd........................................      202,000        271,828
 *Dia Kensetsu Co., Ltd................................       78,000        128,847
 Diamond Computer Service Co., Ltd.....................       18,000        113,279
 *Dijet Industrial Co., Ltd............................       10,000         11,362
 *Dynic Corp...........................................       62,000         74,440
 Eagle Industry Co., Ltd...............................       35,000        128,605
 #Edion Corp...........................................      121,275        495,456
 Edosawa Co., Ltd......................................        6,000         39,162

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Eighteenth Bank, Ltd..................................      275,000   $  1,072,516
 Eikoh, Inc............................................       13,000         55,310
 Exedy Corp............................................       63,000        406,122
 *First Baking Co., Ltd................................       70,000         85,737
 Foster Electric Co., Ltd..............................       26,000        104,963
 *Fudo Construction Co., Ltd...........................      191,000        104,657
 Fuji Denki Reiki Co., Ltd.............................       76,000        229,652
 Fuji Electric Construction Co., Ltd...................       24,000         34,810
 Fuji Fire & Marine Insurance Co., Ltd.................      449,000        756,168
 Fuji Kiko Co., Ltd....................................       57,000        103,803
 #*Fuji Spinning Co., Ltd., Tokyo......................       65,000         40,330
 Fujikura Rubber, Ltd..................................       30,000         49,073
 Fujirebio, Inc........................................       91,000        918,794
 Fujitsu Business Systems, Ltd.........................       36,800        372,149
 *Fujitsu Component,Ltd................................           18         14,359
 Fujitsu Denso, Ltd....................................       25,000        155,317
 Fujitsu Kiden, Ltd....................................       37,000        134,165
 Fukuda Corp...........................................       80,000        220,466
 Fukui Bank, Ltd.......................................       39,000        132,304
 *Fukushima Bank, Ltd..................................      111,000        107,332
 *Furukawa Co., Ltd....................................      349,000        323,407
 Fuso Dentsu Co., Ltd..................................        8,000         30,620
 Fuso Lexel Inc........................................       13,000         67,880
 *Gakken Co., Ltd......................................      148,000        158,613
 #*Godo Steel, Ltd.....................................      253,000        197,751
 *Goldwin, Inc.........................................       76,000         83,900
 *Graphtec Corp........................................       72,000         61,498
 Gun-Ei Chemical Industry Co., Ltd.....................      248,000        429,651
 *Gunze Sangyo, Inc., Tokyo............................      161,000        348,983
 Gunze, Ltd............................................      315,000      1,218,365
 Harima Chemicals, Inc.................................       65,000        191,175
 Harumoto Corp.........................................       37,000         64,399
 Haruyama Trading Co., Ltd.............................       21,000        146,035
 Heiwado Co., Ltd......................................       92,000        727,248
 Hibiya Engineering, Ltd...............................       63,000        335,050
 #*Hikari Tsushin, Inc.................................       35,000        310,796
 Himaraya Co., Ltd.....................................       15,000         34,810
 Hisaka Works, Ltd.....................................       81,000        322,432
 *Hitachi Construction Machinery Co., Ltd..............      200,000        536,661
 Hitachi Kiden Kogyo, Ltd..............................        9,000         30,459
 Hitachi Koki Co., Ltd.................................      194,000        714,404
 Hitachi Kokusai Electric, Inc.........................       99,000        527,306
 Hitachi Medical Corp..................................       62,000        832,324
 Hitachi Metals Techno, Ltd............................       15,000         41,096
 Hitachi Plant Engineering & Construction Co., Ltd.....      186,000        529,070
 #Hitachi Transport System, Ltd........................      162,000        849,810
 Hochiki Corp..........................................       38,000        104,109
 *Hodogaya Chemical Co., Ltd...........................       93,000        154,375
 Hokkai Can Co., Ltd., Tokyo...........................      125,000        264,906
 Hokkaido Bank, Ltd....................................      510,000        509,586
 Hokkaido Coca Cola Bottling Co., Ltd..................       24,000        134,407
 Hokko Chemical Industry Co., Ltd......................       28,000        115,970
 Hokuetsu Bank.........................................      173,000        397,298
 *Hokuriku Bank, Ltd...................................      281,000        457,386
 Hokuriku Electrical Construction Co., Ltd.............       64,000        175,341
 *Hokushin Co., Ltd....................................       32,600         25,218
 Honen Ajinomoto Oil Mills, Inc........................      141,000        219,282
 Horipro, Inc..........................................       24,000        125,318
 *Howa Machinery, Ltd..................................      139,000        100,805
                                                            SHARES           VALUE+
                                                            ------           ------
 Ichikawa Co., Ltd.....................................       81,000   $    218,653
 *Ichiken Co., Ltd.....................................       45,000         36,261
 Ichikoh Industries, Ltd...............................      133,000        220,772
 Ichiyoshi Securities Co., Ltd.........................       57,000        235,164
 Idec Izumi Corp.......................................       95,000        470,787
 Ihara Chemical Industry Co., Ltd......................       82,000        157,259
 *Ikegami Tsushinki Co., Ltd...........................      129,000        130,974
 Inaba Denki Sangyo Co., Ltd...........................       39,700        495,527
 Inabata and Co., Ltd., Osaka..........................      140,000        671,229
 *Inui Steamship Co., Ltd..............................       32,000         16,761
 *Iseki & Co., Ltd.....................................      362,000        294,615
 Ishikawajima Construction Materials Co., Ltd..........        8,000         15,794
 *Ishikawajima Transport Machinery Co., Ltd............       45,000         85,213
 *Ishizuka Glass Co., Ltd..............................       90,000        145,769
 Itochu Fuel Corp......................................      157,000        824,846
 Itochu Warehouse Co., Ltd.............................       38,000         55,116
 Itoham Foods, Inc.....................................      418,000      1,219,300
 Itoki Crebio Corp.....................................       63,000        133,513
 Iwaki & Co., Ltd......................................       31,000         42,465
 #*Iwasaki Electric Co., Ltd...........................       60,000        161,965
 Izumi Co., Ltd........................................       82,000      1,304,988
 #*Izumiya Co., Ltd....................................      151,000        861,461
 JMS Co., Ltd..........................................       98,000        297,710
 *Jac Holdings Co., Ltd................................       21,000        154,834
 Jaccs Co., Ltd........................................      201,000        584,694
 Japan Aircraft Manufacturing Co., Ltd.................       56,000         99,725
 *Japan Bridge Corp....................................       31,000         17,736
 Japan Digital Laboratory Co., Ltd.....................       32,000        277,968
 Japan Foundation Engineering Co., Ltd.................       52,000        153,359
 Japan Maintenance Co., Ltd............................       26,100         84,756
 Japan Oil Transportation Co., Ltd.....................       41,000         71,361
 *Japan Paperboard Industries Co., Ltd., Tokyo.........       35,000         54,714
 *Japan Radio..........................................      130,000        467,201
 Japan Steel Tower Co., Ltd............................       29,000         50,475
 #*Japan Steel Works, Ltd..............................      351,000        362,028
 Japan Transcity Corp..................................       92,000        186,075
 Japan Vilene Co., Ltd.................................      162,000        319,821
 Jeans Mate Corp.......................................        4,300         31,600
 Jidosha Denki Kogyo Co., Ltd..........................       29,000         58,187
 *Joban Kosan Co., Ltd.................................      105,000        110,837
 #*Joshin Denki Co., Ltd...............................       81,000         91,377
 #*Jsp Corp............................................       37,000        196,776
 Juel Verite Ohkubo Co., Ltd...........................       24,000         38,678
 #*Jujiya Co., Ltd.....................................      265,000         93,956
 *Juntendo Co., Ltd....................................       27,000         40,250
 Kadokawa Shoten Publishing Co., Ltd...................       24,000        452,536
 Kagawa Bank, Ltd......................................      121,000        628,884
 Kagoshima Bank, Ltd...................................      293,000        939,672
 Kahma Co., Ltd........................................       52,000        251,409
 *Kamagai Gumi Co., Ltd................................      439,000         88,436
 Kameda Seika Co., Ltd.................................       38,000        189,846
 Kamei Corp............................................       65,000        284,406
 Kanaden Corp..........................................       38,000        128,605
 #Kanamoto Co., Ltd....................................       53,000        206,276
 Kanematsu Electronics, Ltd............................       71,000        523,486
 *Kanto Bank, Ltd......................................       30,700        262,222

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Kanto Natural Gas Development Co., Ltd................      152,000   $    669,972
 *Kanto Special Steel Works, Ltd.......................       34,000         14,794
 Kasai Kogyo Co., Ltd..................................       65,000        100,040
 Kasei (C.I.) Co., Ltd.................................       62,000        202,336
 Kasumi Co., Ltd.......................................       63,000        218,290
 Katakura Chikkarin Co., Ltd...........................       29,000         74,778
 Kato Sangyo Co., Ltd..................................       66,000        305,800
 *Kato Spring Works Co., Ltd...........................       38,000         52,973
 Kato Works Co., Ltd...................................      100,000        125,704
 Katsumura Construction Co., Ltd.......................       40,000         36,422
 Kawada Industries, Inc................................       95,000        164,584
 Kawai Musical Instruments Manufacturing Co., Ltd......      104,000         88,831
 *Kawasaki Kasei Chemicals, Ltd........................       58,000         40,193
 *Kawashima Textile Manufacturers, Ltd.................      215,000        202,698
 *Kawasho Corp.........................................      327,000        316,195
 Kawasho Gecoss Corp...................................       57,300        138,978
 *Kayaba Industry Co., Ltd.............................       80,000        117,324
 Keihin Co., Ltd.......................................      101,000        118,823
 Keiiyu Co., Ltd.......................................       13,000         83,803
 Keiyo Co., Ltd........................................       35,000        235,776
 #*Kinki Coca-Cola Bottling Co., Ltd...................      102,000        726,571
 Kinki Sharyo Co., Ltd., Nagaokakyo....................       90,000        117,485
 Kinseki, Ltd..........................................       67,000        386,017
 *Kinsho-Mataichi Corp.................................       25,500         58,356
 Kioritz Corp..........................................      172,000        238,387
 Kishu Paper Co., Ltd..................................      135,000        175,140
 *Kitagawa Iron Works Co., Ltd.........................      123,000        111,007
 Kita-Nippon Bank, Ltd.................................        4,900        186,365
 Kitano Construction Corp..............................      114,000        163,512
 Kitazawa Sangyo Co., Ltd..............................       31,500         50,258
 Kitz Corp.............................................      197,000        263,512
 *Kiyo Bank, Ltd.......................................      375,000        704,065
 Kodensha Co., Ltd.....................................       25,000         75,342
 Koike Sanso Kogyo Co., Ltd............................       72,000        103,271
 Koito Industries, Ltd.................................       65,000        153,988
 #Koito Manufacturing Co., Ltd.........................      102,000        402,737
 #Kojima Co., Ltd......................................       36,000        471,681
 *Kokune Corp..........................................       99,000         31,112
 Kokusai Kogyo Co., Ltd................................       71,000        267,178
 Komai Tekko, Inc......................................       63,000        127,421
 *Komatsu Construction Co., Ltd........................       16,000         15,987
 *Komatsu Electronics Metals Co., Ltd..................       42,000        246,719
 #Komatsu Forklift Co., Ltd............................      196,000        270,071
 Komatsu Seiren Co., Ltd...............................       68,000        153,972
 Komatsu Wall Industry Co., Ltd........................       17,000        168,081
 Komatsu Zenoah Co.....................................        5,000         11,483
 Konaka Co., Ltd.......................................       32,000        203,705
 *Kosei Securities Co., Ltd............................      138,000        167,912
 *Krosaki Corp.........................................      122,000        116,986
 Kumiai Chemical Industry Co., Ltd., Tokyo.............      126,000        204,076
 Kurabo Industries, Ltd................................      388,000        575,275
 #Kuraya Sanseido, Inc.................................      129,000        721,398
 Kureha Chemical Industry Co., Ltd.....................      263,000        834,983
 Kurimoto, Ltd.........................................      219,000        397,056
 Kuroganeya Co., Ltd...................................       15,000         41,700
 Kyodo Printing Co., Ltd...............................      100,000        572,116
 Kyokuto Boeki Kaisha, Ltd.............................       30,000         83,883
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................       46,000        259,467
                                                            SHARES           VALUE+
                                                            ------           ------
 Kyosan Electric Manufacturing Co., Ltd................       91,000   $    177,453
 Kyowa Leather Cloth Co., Ltd..........................       61,000        269,362
 #Kyudenko Corp........................................      131,000        470,795
 #*Kyushu-Shinwa Holdings, Inc.........................      235,500        595,863
 #Laox Co., Ltd........................................       54,000        107,477
 Life Corp.............................................       14,000        103,110
 *Lonseal Corp.........................................       63,000         41,120
 #MR Max Corp..........................................       57,000        149,733
 Maeda Corp............................................      292,000        889,407
 Maeda Road Construction Co., Ltd......................      158,000        557,644
 Maezawa Industries, Inc...............................       31,000        155,374
 Maezawa Kaisei Industries Co., Ltd....................       10,600        110,270
 Maezawa Kyuso Industries Co., Ltd.....................       25,000        143,633
 *Magara Construction Co., Ltd.........................       57,000         48,686
 #*Makino Milling Machine Co., Ltd.....................       88,000        367,315
 *Marudai Food Co., Ltd................................      208,000        204,479
 Maruetsu, Inc.........................................      203,000        775,354
 Marusan Securities Co., Ltd...........................       65,000        214,745
 Maruwn Corp...........................................       36,000         68,751
 Maruyama Manufacturing Co., Inc.......................       74,000         76,325
 Maruzen Co., Ltd......................................       20,000         63,819
 Maruzen Showa Unyu Co., Ltd...........................      160,000        304,269
 Maspro Denkoh Corp....................................       19,000        184,487
 Matsui Construction Co., Ltd..........................       69,000        161,796
 Matsuo Bridge Co., Ltd................................       72,000        118,355
 Matsuzakaya Co., Ltd..................................      268,000        673,775
 Meiden Engineering Co., Ltd...........................       31,300        130,647
 Meiko National Securities Co., Ltd....................      127,000        339,756
 Meito Sangyo Co., Ltd.................................       65,000        903,500
 Meiwa Industry Co., Ltd...............................       26,000         47,349
 *Meiwa Trading Co., Ltd...............................       56,000         74,907
 #*Minolta Co., Ltd....................................      265,000        753,783
 Mitsuba Corp..........................................       72,000        298,209
 *Mitsubishi Cable Industries, Ltd.....................      271,000        310,087
 Mitsubishi Gas Chemical Co., Inc......................      226,000        460,739
 *Mitsubishi Kakoki Kaisha, Ltd........................       74,000         92,425
 *Mitsubishi Paper Mills, Ltd..........................      419,000        698,892
 *Mitsubishi Shindoh Co., Ltd..........................       53,000         90,966
 *Mitsubishi Steel Manufacturing Co., Ltd..............      209,000        163,359
 Mitsuboshi Belting, Ltd...............................       85,000        199,999
 *Mitsui Construction Co., Ltd.........................       99,500         35,278
 Mitsui Home Co., Ltd..................................      104,000        291,634
 *Mitsui Matsushima Co., Ltd...........................       55,000         57,614
 *Mitsui Mining Co., Ltd...............................      240,000        170,184
 #Mitsui Trust Holdings................................      362,000        691,325
 Mitsumura Printing Co., Ltd...........................       29,000         85,527
 Mitsuuroko Co., Ltd...................................      174,000        981,461
 Miyaji Construstion & Engineering Co., Ltd............       15,000         16,801
 Miyaji Iron Works Co., Ltd............................       67,000         96,099
 Miyazaki Bank, Ltd....................................      234,260        700,322
 Miyuki Keori Co., Ltd.................................       90,000        267,605
 Mizuno Corp...........................................      210,000        609,183
 Mori Seiki Co., Ltd...................................       89,000        819,713
 Morita Corp...........................................      117,000        392,198
 Morozoff, Ltd., Osaka.................................       91,000        158,387
 Mory Industries, Inc..................................       69,000         96,744
 #Mos Food Services, Inc...............................       44,000        319,805
 Mutow Co., Ltd........................................       68,000        244,930
 Myojo Foods Co., Ltd..................................       70,000        131,990

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 NTN Corp..............................................       52,000   $    204,060
 *Nabco, Ltd...........................................      127,000        143,271
 Nagase & Co., Ltd.....................................      239,000      1,136,254
 *Naigai Co., Ltd......................................      140,000        101,530
 Nakabayashi Co., Ltd..................................       91,000        142,255
 *Nakamichi Corp.......................................       96,000            774
 Nakamuraya Co., Ltd...................................        8,000         16,632
 #*Nakano Corp.........................................      157,000         61,990
 *Nakayama Steel Works, Ltd............................      170,000        130,136
 Nakayo Telecommunications, Inc........................       32,000         51,571
 #Nanto Bank, Ltd......................................      225,000        688,956
 National House Industrial Co., Ltd....................      159,000        627,796
 Neturen Co., Ltd., Tokyo..............................       73,000        188,234
 Nichia Steel Works, Ltd...............................      108,200        250,227
 Nichiha Corp..........................................       19,680        180,782
 *Nichimen Corp........................................      669,000        609,158
 Nichimo Co., Ltd......................................       94,000        115,890
 #*Nichimo Corp........................................      104,000         43,577
 Nichireki Co., Ltd....................................       44,000        140,048
 Nihon Kagaku Sangyo Co., Ltd..........................       27,000         60,701
 Nihon Kohden Corp.....................................       82,000        362,093
 Nihon Matai Co., Ltd..................................       92,000        155,680
 Nihon Nohyaku Co., Ltd................................      102,000        155,342
 Nihon Parkerizing Co., Ltd............................      165,000        478,643
 Nihon Shokuh Kako Co., Ltd............................       16,000         31,200
 Nihon Tokushu Toryo Co., Ltd..........................       60,000        166,800
 Nikko Co., Ltd., Akashi...............................      105,000        250,442
 *Nippei Toyama Corp...................................       30,000         50,523
 Nippon Beet Sugar Manufacturing Co., Ltd..............      242,000        321,755
 #*Nippon Carbon Co., Ltd..............................      172,000        181,562
 #Nippon Chemical Industrial Co., Ltd..................      104,000        160,902
 Nippon Chemi-Con Corp.................................       54,000        222,787
 *Nippon Chemiphar Co., Ltd............................       91,000        384,970
 *Nippon Chutetsukan KK................................       36,000         41,482
 *Nippon Columbia Co., Ltd.............................       35,000         53,868
 Nippon Concrete Industries Co., Ltd...................       59,000         59,428
 Nippon Conlux Co., Ltd................................       78,000        301,690
 *Nippon Conveyor Co., Ltd.............................       52,000         29,331
 Nippon Denko Co., Ltd.................................      137,000        247,283
 Nippon Densetsu Kogyo Co., Ltd........................      106,000        404,011
 Nippon Denwa Shisetu Co., Ltd.........................       73,000        192,940
 Nippon Fine Chemical Co., Ltd.........................       40,000        125,382
 Nippon Formula Feed Manufacturing Co., Ltd............       35,000         35,818
 Nippon Hodo Co., Ltd..................................      185,000        764,742
 *Nippon Hume Pipe Co., Ltd............................       73,000         98,235
 *Nippon Kinzoku Co., Ltd..............................      126,000        123,867
 Nippon Koei Co., Ltd., Tokyo..........................      143,000        265,027
 Nippon Kokan Koji Corp................................       32,000         86,639
 *Nippon Koshuha Steel Co., Ltd........................      204,000        136,438
 Nippon Light Metal Co., Ltd...........................    1,031,000        988,624
 #*Nippon Metal Industry Co., Ltd......................      238,000        262,738
 Nippon Pipe Manufacturing Co., Ltd....................       47,000        112,102
 *Nippon Piston Ring Co., Ltd..........................      122,000        113,053
 Nippon Road Co., Ltd..................................      142,000        171,635
 Nippon Seiki Co., Ltd.................................       53,000        245,994
 *Nippon Seisen Co., Ltd...............................       35,000         53,585
 #Nippon Sharyo, Ltd...................................      232,000        407,540
 Nippon Shinpan Co., Ltd...............................      490,000        848,907
 Nippon Signal Co., Ltd................................       69,000        200,160
 *Nippon Soda Co., Ltd.................................      197,000        506,387
                                                            SHARES           VALUE+
                                                            ------           ------
 Nippon Suisan Kaisha, Ltd.............................      386,000   $    606,523
 Nippon Synthetic Chemical Industry Co., Ltd...........      150,000        201,852
 #Nippon Typewriter Co., Ltd...........................       44,000        143,948
 *Nippon Valqua Industries, Ltd........................      153,000        209,588
 *Nippon Yakin Kogyo Co., Ltd..........................      237,000         78,299
 #Nishimatsu Construction Co., Ltd.....................      387,000      1,194,360
 *Nishishiba Electric Co., Ltd.........................       38,000         52,973
 *Nissan Construction Co., Ltd.........................       97,000            782
 *Nissan Diesel Motor Co., Ltd.........................      377,000        337,202
 Nissan Shatai Co., Ltd................................      248,000        617,498
 Nissha Printing Co., Ltd..............................       43,000        256,058
 #Nisshin Fire & Marine Insurance Co., Ltd.............      168,000        315,421
 #Nisshin Oil Mills, Ltd...............................      228,000        714,677
 *Nisshin Steel Co., Ltd...............................    1,768,000        940,268
 Nisshinbo Industries, Inc.............................      227,000      1,064,571
 #*Nissho Iwai Corp....................................      898,000        723,606
 Nissin Corp...........................................      159,000        248,556
 Nissin Electric Co., Ltd..............................      170,000        279,450
 Nissin Sugar Manufacturing Co., Ltd...................      124,000        172,860
 Nissui Pharmaceutical Co., Ltd........................       25,000        110,797
 Nittan Co., Ltd.......................................       18,000         28,574
 Nittan Valve Co., Ltd.................................       34,000         68,219
 Nittetsu Mining Co., Ltd..............................      132,000        246,767
 #Nitto Boseki Co., Ltd................................      356,000        438,902
 Nitto Construction Co., Ltd...........................       10,000         24,174
 Nittoc Construction Co., Ltd..........................       73,000        266,469
 Noda Corp.............................................       24,000         78,904
 Nohmi Bosai, Ltd......................................       61,000        266,904
 Nomura Co., Ltd.......................................       47,000        138,613
 Noritsu Koki Co., Ltd.................................       11,000        249,072
 Noritz Corp...........................................       73,000        694,114
 O-M, Ltd..............................................       36,000         33,940
 *OKK Corp.............................................       76,000         55,116
 *Oak Co., Ltd.........................................       22,000         11,877
 *Obayashi Road Corp...................................      117,000        188,556
 Odakyu Construction Co., Ltd..........................       13,000         24,931
 Ohki Corp.............................................      128,000        217,630
 Oita Bank, Ltd........................................      265,000      1,131,742
 #Okabe Co., Ltd.......................................       58,000        145,817
 *Oki Electric Cable Co., Ltd..........................       34,000         58,082
 *Okuma and Howa Machinery, Ltd........................       72,000         64,399
 *Okuma Corp...........................................      121,000        245,704
 Okumura Corp..........................................      434,000      1,318,429
 Okura Industrial Co., Ltd.............................      164,000        478,386
 *Ono Sokki Co., Ltd...................................       37,000         72,747
 *Optec Dai-Ichi Denko Co., Ltd........................       52,333         21,928
 Oriental Construction Co., Ltd........................       44,000        147,493
 Origin Electric Co., Ltd..............................       32,000        117,324
 Osaka Securities Finance Co., Ltd.....................       63,000        102,038
 Osaka Steel Co., Ltd..................................       61,000        324,414
 Oyo Corp..............................................       50,000        487,507
 P.S.C. Corp...........................................       40,300        143,209
 Pacific Industrial Co., Ltd...........................      136,000        339,724
 #Parco Co., Ltd.......................................      110,000        562,849
 Piolax, Inc...........................................       18,000        115,890
 *Pokka Corp...........................................       83,000        187,267
 *Press Kogyo Co., Ltd.................................      113,000         81,950
 *Prima Meat Packers, Ltd..............................      217,000        117,155
 Raito Kogyo Co., Ltd..................................       91,300        287,656
 Rengo Co., Ltd........................................      155,000        439,643

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DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Renown Look, Inc......................................       87,000   $    138,807
 #*Renown, Inc.........................................      438,000        282,351
 Rheon Automatic Machinery Co., Ltd....................       70,000        209,265
 *Rhythm Watch Co., Ltd................................      208,000        206,155
 Ricoh Elemex Corp.....................................       50,000        205,478
 Right On Co., Ltd.....................................       13,000         98,468
 Rikei Corp............................................       22,000         49,637
 Riken Vinyl Industry Co., Ltd.........................      104,000        274,873
 Roland Corp...........................................       24,000        245,414
 Royal Co., Ltd........................................       15,000        119,661
 Ryoden Trading Co., Ltd...............................       85,000        229,451
 Ryosan Co., Ltd.......................................       98,000      1,161,621
 Ryoyo Electro Corp....................................       45,000        455,074
 S Foods, Inc..........................................       29,000        148,855
 S.T. Chemical Co., Ltd................................       79,000        411,230
 *SXL Corp.............................................      132,000        156,357
 Sagami Co., Ltd.......................................      102,000        327,943
 Sakai Heavy Industries, Ltd...........................       67,000         95,020
 *Sakai Ovex Co., Ltd..................................       88,000         53,183
 *Sakurada Co., Ltd....................................       36,000         22,627
 Sala Corp.............................................       76,000        412,149
 San In Godo Bank, Ltd.................................      347,000      1,361,708
 San-Ai Oil Co., Ltd...................................      110,000        281,868
 Sankei Building Co., Ltd..............................       52,000        159,225
 Sanki Engineering Co., Ltd............................      127,000        662,115
 Sanko Co., Ltd........................................       11,000         52,296
 *Sanko Metal Industrial Co., Ltd., Tokyo..............       49,000         39,089
 *Sankyo Aluminum Industry Co., Ltd....................      371,000        304,930
 Sankyo Seiko Co., Ltd.................................       87,000        231,344
 *Sankyu, Inc., Tokyo..................................      502,000        501,593
 Sanoh Industrial Co., Ltd.............................       28,000         96,341
 Sanritsu Corp.........................................        6,000         33,843
 Sanshin Electronics Co., Ltd..........................       57,000        254,914
 Sanwa Shutter Corp....................................      359,000      1,012,484
 Sanyo Denki Co., Ltd..................................       59,000        155,462
 Sanyo Engineering & Construction, Inc.................       31,000         78,186
 Sanyo Industries, Ltd., Tokyo.........................       87,000        269,902
 Sanyo Special Steel Co., Ltd..........................      304,000        289,056
 Sasebo Heavy Industries Co., Ltd., Tokyo..............      245,000        234,930
 *Sata Construction Co., Ltd., Gumma...................      106,000         59,790
 Sato Shoji Corp.......................................       49,000        127,928
 Satori Electric Co., Ltd..............................       17,000         92,054
 *Seikitokyu Kogyo Co., Ltd............................      153,000        101,095
 #Seino Transportation Co., Ltd........................      247,000      1,454,923
 Seiren Co., Ltd.......................................       85,000        291,094
 Sekisui Jushi Co., Ltd................................       75,000        253,826
 Sekisui Plastics Co., Ltd.............................      162,000        271,521
 Senko Co., Ltd........................................      180,000        342,303
 Senshukai Co., Ltd....................................       88,000        441,061
 Shibusawa Warehouse Co., Ltd..........................      123,000        240,845
 Shibuya Kogyo Co., Ltd................................       61,000        409,450
 #Shiga Bank, Ltd......................................      246,000        858,319
 *Shikibo, Ltd.........................................      117,000         52,796
 Shikoku Coca-Cola Bottling Co., Ltd...................       30,900        262,935
 Shimizu Bank, Ltd.....................................       10,300        436,565
 Shin Nippon Air Technologies Co., Ltd.................       44,620        140,223
 Shinagawa Fuel Co., Ltd...............................       90,000        353,906
 Shinagawa Refractories Co., Ltd.......................       92,000        127,509
                                                            SHARES           VALUE+
                                                            ------           ------
 Shindengen Electric Manufacturing Co., Ltd............       76,000   $    247,412
 Shinko Shoji Co., Ltd.................................       40,000        173,408
 *Shinmaywa Industries, Ltd............................      189,000        336,573
 Shizuki Electric Co., Inc.............................       37,000         60,225
 Shobunsha Publications, Inc...........................        8,000         88,251
 Shoei Foods Corp......................................       29,000        103,053
 *Shokusan Jutaku Sogo Co., Ltd........................      113,000            911
 *Showa Aircraft Industry Co., Ltd.....................       52,000        127,380
 *Showa Electric Wire & Cable Co., Ltd., Kawasaki......      304,000        296,404
 Showa Highpolymer Co., Ltd............................       75,000        177,678
 Showa Sangyo Co., Ltd.................................      146,000        271,763
 Sintokogio, Ltd., Nagoya..............................      113,000        284,092
 Snow Brand Seed Co., Ltd..............................       48,000        118,355
 Snt Corp..............................................       31,000         51,458
 Soda Nikka Co., Ltd...................................       62,000         91,925
 #*Sodick Co., Ltd.....................................       38,000        124,012
 *Sokkisha Co., Ltd....................................       35,000        128,323
 Somar Corpor..........................................       25,000         36,664
 Sonton Food Industry Co., Ltd.........................       20,000        137,308
 Sotetsu Rosen Co., Ltd................................        2,000          9,138
 Sotoh Co., Ltd........................................       19,000         87,268
 Space Co., Ltd........................................       17,000         57,534
 Subaru Enterprise Co., Ltd............................       41,000        116,293
 *Suminoe Textile Co., Ltd.............................      116,000        133,666
 Sumitomo Densetsu Co., Ltd............................       56,000        213,440
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................       83,000        395,268
 Sumitomo Seika Chemicals Co., Ltd.....................       10,000         21,595
 #*Sumitomo Special Metals Co., Ltd....................       53,000        373,688
 #Sumitomo Warehouse Co., Ltd..........................      193,000        559,868
 *Sun Wave Corp........................................       70,000        109,427
 Sun-S, Inc............................................       22,000        134,197
 SunTelephone Co., Ltd.................................       78,000        200,498
 *Suzutan Co., Ltd.....................................      112,000        147,106
 TYK Corp..............................................       73,000        154,117
 Tabai Espec Corp......................................       32,000        154,971
 Tachikawa Corp........................................       32,000        152,650
 Tachi-S Co., Ltd......................................       35,000        185,575
 Tadano, Ltd...........................................      222,000        327,363
 Taihei Dengyo Kaisha, Ltd.............................       58,000        153,762
 Taihei Kogyo Co., Ltd.................................      124,000        122,900
 Taikisha, Ltd.........................................       60,000        449,635
 *Taisei Prefab Construction Co., Ltd..................      175,000        129,733
 Taisei Rotec Corp.....................................      220,000        292,504
 Taiyo Toyo Sanso Co., Ltd.............................      164,000        346,235
 Takada Kiko Co., Ltd..................................       56,000        197,195
 Takagi Securities Co., Ltd............................       83,000        129,749
 #*Takaoka Electric Manufacturing Co., Ltd., Tokyo.....      117,000        154,616
 #*Taka-Q Co., Ltd.....................................       61,000         41,289
 #Takara Co., Ltd......................................      194,000      1,624,213
 Takara Standard Co., Ltd..............................      242,000      1,004,265
 *Takashima & Co., Ltd.................................       43,000         40,193
 Takigami Steel Construction Co., Ltd..................       43,000        119,540
 Takiron Co., Ltd......................................      157,000        368,144
 Tamura Corp...........................................      104,000        285,768
 *Tamura Electric Works, Ltd...........................       70,000        144,399
 Tanseisha Co., Ltd....................................       34,000        134,246
 Tasaki Shinju Co., Ltd................................       65,000        202,174

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Tatsuta Electric Wire & Cable Co., Ltd...............      107,000   $    134,504
 *Tayca Corp...........................................      128,000        222,787
 *Teac Corp............................................       99,000        205,817
 Techno Ryowa, Ltd.....................................       29,000         92,771
 Teikoku Hormone Manufacturing Co., Ltd................       59,000        348,008
 Teikoku Tsushin Kogyo Co., Ltd........................       63,000        200,523
 Tekken Corp...........................................      230,000        209,427
 Ten Allied Co., Ltd...................................       41,000        149,330
 Tenma Corp............................................       54,000        700,995
 Teraoka Seisakusho Co., Ltd...........................       22,000         90,410
 Tetra Co., Ltd., Tokyo................................       42,000         61,595
 Thermal Engineering Co., Ltd..........................       95,000        421,794
 Tigers Polymer Corp...................................       22,000         83,319
 *Titan Kogyo KK.......................................       65,000         68,090
 Toa Corp..............................................      278,000        318,096
 Toa Doro Kogyo Co., Ltd...............................       76,000        145,753
 *Toa Wool Spinning & Weaving Co., Ltd.................      134,000         56,148
 Toagosei Co., Ltd.....................................      367,000        588,498
 *Tobu Store Co., Ltd..................................      131,000        209,008
 Tochigi Bank, Ltd.....................................      114,000        615,468
 Tochigi Fuji Industrial Co., Ltd......................       91,000        196,518
 Toda Corp.............................................      504,000      1,165,569
 Toda Kogyo Corp.......................................      122,000        453,196
 Todentu Corp..........................................       56,000        118,678
 Toenec Corp...........................................      152,000        499,723
 Toho Bank, Ltd........................................      176,000        599,900
 Toho Real Estate Co., Ltd.............................        8,000         28,944
 Tohoku Misawa Homes Co., Ltd..........................       16,000         63,561
 Tohoku Telecommunications Construction Co., Ltd.......       34,000         58,630
 Tohto Suisan Co., Ltd.................................      100,000        166,800
 *Tokai Kanko Co., Ltd.................................      141,000         39,766
 *Tokai Lease Co., Ltd.................................       32,000         30,169
 *Tokai Senko KK, Nagoya...............................      118,000         96,986
 Tokai Tokyo Securities Co., Ltd.......................      436,000        723,735
 #Tokico, Ltd..........................................      202,000        502,962
 *Tokimec, Inc.........................................      134,000        112,296
 Toko Electric Corp....................................       45,000         95,003
 *Toko, Inc............................................       92,000        273,552
 Tokushu Paper Manufacturing Co., Ltd..................       80,000        290,087
 Tokyo Biso Kogyo Corp.................................       19,000         92,779
 Tokyo Denki Komusho Co., Ltd..........................       82,000        225,317
 *Tokyo Dome Corp......................................      226,000        628,280
 Tokyo Nissan Auto Sales Co., Ltd......................       34,000         56,438
 *Tokyo Rope Manufacturing Co., Ltd....................      132,000         98,920
 Tokyo Sangyo Co., Ltd.................................       18,000         44,673
 Tokyo Soir Co., Ltd...................................       28,000         55,278
 Tokyo Steel Manufacturing Co., Ltd....................      245,100      1,007,254
 #Tokyo Tatemono Co., Ltd..............................      360,000        713,614
 *Tokyo Tekko Co., Ltd.................................      117,000        200,813
 #Tokyo Tungsten Corp..................................       37,000        429,329
 Tokyotokeiba Co., Ltd.................................      319,000        323,882
 #*Tokyu Car Corp......................................      175,000        117,042
 *Tokyu Construction Co., Ltd..........................      223,000        136,566
 #*Tokyu Department Store Co., Ltd.....................      437,000        436,645
 Tokyu Store Chain Corp................................      110,000        293,391
 *Tokyu Tourist Corp...................................       54,000         54,826
 Toli Corp.............................................      100,000        141,820
                                                            SHARES           VALUE+
                                                            ------           ------
 Tomoe Corp............................................       64,000   $    126,865
 Tomoku Co., Ltd.......................................      164,000        286,767
 Tonami Transportation Co., Ltd........................      154,000        325,123
 Topcon Corp...........................................      115,000        334,527
 Topre Corp............................................       92,000        335,824
 Torishima Pump Manufacturing Co., Ltd., Osaka.........       74,000        323,189
 *Toshiba Ceramics Co., Ltd............................      144,000        422,367
 #*Toshiba Chemical Corp...............................       70,000        120,144
 *Toshiba Engineering & Construction Co., Ltd..........      107,000        202,618
 *Toshiba TEC Corp.....................................       89,000        237,380
 Toshiba Tungaloy Co., Ltd.............................       75,000        218,774
 Tosho Printing Co., Ltd...............................      102,000        244,108
 *Totenko Co., Ltd.....................................       37,000         76,027
 Totetsu Kogyo Co., Ltd................................       95,000        145,446
 *Totoku Electric Co., Ltd., Tokyo.....................       57,000         64,303
 Towa Meccs Corp.......................................       75,000         59,226
 #*Towa Real Estate Development Co., Ltd...............      181,000         87,510
 Toyo Bussan Co., Ltd..................................       22,000        113,279
 #Toyo Communication Equipment Co., Ltd................       53,000        181,506
 *Toyo Construction Co., Ltd...........................      326,000        154,987
 *Toyo Electric Co., Ltd...............................       14,000         14,327
 #*Toyo Engineering Corp...............................      226,000        375,147
 #Toyo Ink Manufacturing Co., Ltd......................      419,000      1,201,959
 *Toyo Kanetsu KK......................................      206,000        235,712
 Toyo Kohan Co., Ltd...................................      159,000        566,298
 Toyo Securities Co., Ltd..............................      197,000        346,058
 *Toyo Shutter Co., Ltd................................       66,000         27,655
 Toyo Tire & Rubber Co., Ltd...........................      198,000        362,174
 Toyo Wharf & Warehouse Co., Ltd.......................      122,000        162,207
 Toyoda Machine Works, Ltd.............................      185,000        946,610
 Toyota Tsusho Corp....................................       20,000         89,443
 *Toyota Woodyou Home Corp.............................       29,000         47,905
 Tsubakimoto Machinery & Engineering Co., Ltd..........       15,000         22,603
 #Tsubasa Securities Co. Ltd...........................      273,000        860,132
 #*Tsudakoma Corp......................................      118,000        276,695
 #*Tsugami Corp........................................      222,000        406,073
 *Tsukamoto Co., Ltd...................................       49,000         46,591
 *Tsumura & Co.........................................       44,000        224,431
 Tsurumi Manufacturing Co., Ltd........................       40,000        170,829
 Tsurumi Soda Co., Ltd.................................       29,000         82,957
 Tsutsumi Jewelry Co., Ltd.............................        2,900         56,784
 Tsutsunaka Plastic Industry Co., Ltd..................       70,000        172,038
 *Tsuzuki Denki Co., Ltd...............................       39,000        111,563
 Tsuzuki Densan Co., Ltd...............................        9,000         28,646
 U-Shin, Ltd...........................................       38,000        180,660
 Ube Material Industries, Ltd..........................      127,000        194,439
 Uchida Yoko Co., Ltd..................................      101,000        297,057
 Ueki Corp.............................................       85,000        125,342
 #Uniden Corp..........................................       83,000        498,265
 Unisia Jecs Corp......................................      242,000        345,155
 *Utoc Corp............................................       42,000         38,582
 #*Victor Co. of Japan, Ltd............................      261,000      1,682,504
 Wakachiku Construction Co., Ltd.......................      204,000        157,807
 Wakodo Co., Ltd.......................................          200          5,270
 Xebio Co., Ltd........................................       14,000        231,828
 Yahagi Construction Co., Ltd..........................      103,000        331,158
 Yamaichi Electronics Co., Ltd.........................       13,000        175,986

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Yamamura Glass Co., Ltd...............................      227,000   $    356,686
 Yamanashi Chuo Bank, Ltd..............................      264,000        865,813
 *Yamatane Corp........................................      132,000         91,474
 Yamato Corp...........................................       42,000        143,158
 Yamato International, Inc.............................       72,000         79,484
 Yamato Kogyo Co., Ltd.................................      140,000        824,653
 Yamaura Corp..........................................       12,000         32,780
 Yasuda Warehouse Co., Ltd.............................       21,000         71,071
 Yellow Hat, Ltd., Tokyo...............................       51,000        357,532
 Yodogawa Steel Works, Ltd.............................      478,000      1,020,703
 Yokogawa Bridge Corp..................................       75,000        270,143
 #Yokohama Reito Co., Ltd..............................       61,000        298,362
 Yondenko Corp.........................................      100,650        360,910
 Yonex Co., Ltd........................................       37,000        125,817
 Yorozu Corp...........................................       33,000         97,856
 Yuasa Funashoku Co., Ltd..............................       77,000        106,099
 *Yuasa Trading Co., Ltd...............................      169,000        181,119
 *Yuken Kogyo Co., Ltd.................................       55,000         59,387
 *Yuraku Real Estate Co., Ltd..........................       90,000        159,548
 Yurtec Corp...........................................      126,000        366,525
 Yushiro Chemical Industry Co., Ltd....................       22,000         99,274
 Zenchiku Co., Ltd.....................................      122,000        136,647
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $262,559,053)..................................                 196,024,452
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $790).........................................                         814
                                                                       ------------
TOTAL -- JAPAN
  (Cost $262,559,843)..................................                 196,025,266
                                                                       ------------
UNITED KINGDOM -- (14.3%)
COMMON STOCKS -- (14.3%)
 600 Group P.L.C.......................................      155,890        136,860
 AGA Food Service Group P.L.C..........................      321,000      1,317,479
 AIM Group P.L.C.......................................       32,556         83,363
 *API Group P.L.C......................................       31,000         40,823
 *ASW Holdings P.L.C...................................    1,067,640         46,084
 Abbeycrest P.L.C......................................       70,000        107,546
 *Acatos & Hutcheson P.L.C.............................      100,404        118,264
 Adam & Harvey Group P.L.C.............................        8,000         19,550
 *Airflow Streamlines P.L.C............................       19,305         17,937
 Airsprung Furniture Group P.L.C.......................       80,900         88,188
 *Alexanders Holdings P.L.C............................       71,000         16,103
 Alexandra Workwear P.L.C..............................       46,000         45,433
 Allders P.L.C.........................................      156,842        360,303
 Allen P.L.C...........................................       56,000        267,123
 Alphameric P.L.C......................................      375,000        513,037
 Alumasc Group P.L.C...................................      150,000        287,520
 Amberley Group P.L.C..................................       71,000         27,270
 Amstrad P.L.C.........................................       74,125         39,046
 *Anglesey Mining P.L.C................................      100,000          1,829
 Anglo Eastern Plantations P.L.C.......................       57,195         54,816
 *Anite Group P.L.C....................................       61,000         79,437
 *Applied Optical Technologies P.L.C...................      100,000         66,576
 *Arc International PLC................................      500,000        204,849
 Arcadia Group P.L.C...................................      215,588      1,173,473
 Armitage Brothers P.L.C...............................       10,000         22,680
 *Armour Trust P.L.C...................................      225,000         60,906
 Arriva P.L.C..........................................      112,920        563,418
 Ashtenne Holdings P.L.C...............................       50,000        166,440
 Aston Villa P.L.C.....................................       10,000         19,387
                                                            SHARES           VALUE+
                                                            ------           ------
 Austin Reed Group P.L.C...............................      138,001   $    351,348
 Avesco P.L.C..........................................       26,071         80,109
 Avon Rubber P.L.C.....................................       48,840        138,638
 BICC P.L.C............................................      147,864        523,581
 BSS Group P.L.C.......................................       77,000        571,785
 Babcock International Group P.L.C.....................      458,333        787,997
 Baggeridge Brick P.L.C................................       96,100        114,601
 Baird (William) P.L.C.................................      236,500        185,136
 Barr (A.G.) P.L.C.....................................        7,500         54,322
 Beale P.L.C...........................................       10,000         18,144
 Beattie (James) P.L.C.................................      205,000        494,930
 Belhaven Brewery Group P.L.C..........................       12,000         53,202
 Bellway P.L.C.........................................      150,000      1,102,892
 Bemrose Corp. P.L.C...................................       14,065         21,609
 Benchmark Group P.L.C.................................       73,600        308,538
 Bett Brothers P.L.C...................................       71,892        418,142
 Birse Group P.L.C.....................................       89,277         22,207
 *Bizspace P.L.C.......................................       34,782          9,670
 Black Arrow Group P.L.C...............................       35,000         27,911
 Blacks Leisure Group P.L.C............................        5,018         19,200
 *Blagden Industries P.L.C.............................      181,983              0
 Body Shop International P.L.C.........................      180,000        291,032
 *Boosey & Hawkes P.L.C................................       18,000         57,943
 Boot (Henry) & Sons P.L.C.............................       50,000        251,306
 Brammer (H.) P.L.C....................................       90,582        263,755
 Bristol Water Holdings P.L.C..........................        4,000         74,916
 *British Biotech P.L.C................................      640,896        107,843
 British Polythene Industries P.L.C....................       33,960        175,656
 British Vita P.L.C....................................      216,100        812,631
 Brown & Jackson P.L.C.................................      458,200        191,076
 *Brunel Holding P.L.C.................................        8,648          8,605
 Budgens P.L.C.........................................      327,148        605,537
 *Bullough P.L.C.......................................      235,000         78,227
 *Burn Stewart Distillers P.L.C........................      200,395        134,881
 Burndene Investments P.L.C............................      229,402        144,335
 Burtonwood Brewery P.L.C..............................       37,080        141,336
 *CLS Holdings P.L.C...................................      254,181        929,799
 Caffyns P.L.C.........................................        2,500         17,924
 *Cairn Energy P.L.C...................................      125,290        604,057
 *Cape P.L.C...........................................      237,482         71,234
 Capital & Regional Properties P.L.C...................      185,469        758,506
 *Carbo P.L.C..........................................      342,000         15,012
 Carclo Engineering Group P.L.C........................      144,314         98,190
 Carr's Milling Industries P.L.C.......................       11,000         26,396
 Castings P.L.C........................................       40,000        111,789
 *Cenes Pharmaceuticals P.L.C..........................      250,000         29,264
 Chapelthorpe P.L.C....................................      462,566         60,915
 Chorion P.L.C.........................................       87,600         10,575
 Churchill China P.L.C.................................       30,000         73,087
 City Centre Restaurants P.L.C.........................      178,750        185,045
 Clarkson (Horace) P.L.C...............................       75,061        248,215
 Clinton Cards P.L.C...................................       97,415        281,513
 Coats Viyella P.L.C...................................      924,730        717,128
 Colefax & Fowler Group P.L.C..........................       96,000        108,863
 Coral Products P.L.C..................................       50,000         28,167
 Cosalt P.L.C..........................................       20,000         84,134
 *Costain Group P.L.C..................................       73,000         28,573
 Countryside Property P.L.C............................      144,855        436,623
 Countrywide Assured Group P.L.C.......................       94,783        240,622
 Courts P.L.C..........................................      141,633        685,959
 *Cox Insurance Holdings P.L.C.........................      381,500        346,092
 *Cradley Group Holdings P.L.C.........................       38,466          3,096

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Creighton Naturally P.L.C............................      250,000   $      8,231
 Crest Nicholson P.L.C.................................      545,000      1,901,913
 Cropper (James) P.L.C.................................       14,000         40,970
 *Crown Sports P.L.C...................................      250,000         37,495
 DRS Data Research Services P.L.C......................       51,000         18,469
 DTZ Holdings P.L.C....................................       42,423         79,454
 Daejan Holdings P.L.C.................................       36,500        854,513
 *Dana Petroleum P.L.C., UK............................      275,757         66,576
 *Dawson International P.L.C...........................      303,194        186,327
 DeVere Group P.L.C....................................      106,442        560,688
 Delta P.L.C...........................................      387,005        656,871
 Derwent Valley Holdings P.L.C.........................       94,000      1,149,847
 Development Securities P.L.C..........................       70,000        469,616
 Devro P.L.C...........................................       50,000         64,015
 Diploma P.L.C.........................................      143,039        695,908
 *Direct Message P.L.C.................................       34,000          1,368
 Domino Printing Sciences P.L.C........................      226,755        481,095
 Dowding & Mills P.L.C.................................      141,000         63,957
 *Dyson Group P.L.C....................................       50,000        160,953
 East Surrey Holdings P.L.C............................       45,000        181,730
 Eldridge Pope & Co. P.L.C.............................       25,000         96,937
 Eleco Holdings P.L.C..................................       68,900         26,716
 Electronic Data Processing P.L.C......................       55,900         36,398
 *Elementis P.L.C......................................      853,698        399,724
 *Emess P.L.C..........................................      200,000         15,364
 *Energy Technique P.L.C...............................       25,000          2,378
 Ennstone P.L.C........................................      433,843        223,768
 Enterprise Inns P.L.C.................................        2,092         18,412
 Esporta P.L.C.........................................      129,865        155,816
 Estates & General P.L.C...............................       75,000        166,806
 Eurocopy P.L.C........................................      156,700        100,312
 European Motor Holdings P.L.C.........................      271,675        534,660
 *Evans of Leeds Contingent Units P.L.C................      238,000              0
 FCX International P.L.C...............................       40,000        153,929
 *FII Group P.L.C......................................      104,900         13,814
 Fenner P.L.C..........................................      175,000        330,319
 *Ferguson International Holdings P.L.C................       88,836         45,495
 Fine Art Developments P.L.C...........................      227,260      1,165,512
 Firth Rixson P.L.C....................................    1,018,563        305,526
 Fisher (Albert) Group P.L.C...........................      255,000        589,526
 Fortress Holdings P.L.C...............................      200,000         70,966
 Freeport Leisure P.L.C................................       36,680        236,687
 *Friendly Hotels P.L.C................................       37,061         25,487
 Fuller, Smith & Turner P.L.C. Series A................       87,000        687,415
 Fulmar P.L.C..........................................      107,500        103,028
 *Future Network P.L.C.................................      669,770        632,108
 Galliford P.L.C.......................................      246,740        154,341
 *Gaming International P.L.C...........................       10,000          9,877
 *Gardner Group P.L.C..................................       34,000          5,348
 Garton Engineering P.L.C..............................        6,000          3,292
 Gaskell P.L.C.........................................       40,000         23,411
 *Gearhouse Group P.L.C................................       28,000         11,881
 *Georgica P.L.C.......................................      124,719        210,776
 *Gioma Restaurants P.L.C..............................      200,000         58,528
 Gleeson (M.J.) Group P.L.C............................       18,829        311,323
 *Glenchewton P.L.C....................................       42,529          3,111
 Goodwin P.L.C.........................................        5,000          8,304
 Gowrings P.L.C........................................       15,000         21,070
 Grainger Trust, Ltd...................................       14,749        235,231
                                                            SHARES           VALUE+
                                                            ------           ------
 Grantchester Holdings P.L.C...........................       63,477   $    196,906
 Greene King P.L.C.....................................      135,026      1,554,884
 *Greenwich Resources P.L.C............................      312,000         12,554
 Haden Maclellan Holdings P.L.C........................      255,000        123,129
 Halstead (James) Group P.L.C..........................       79,284        309,744
 Hampson Industries P.L.C..............................      350,000        103,705
 *Hampton Trust P.L.C..................................      200,491         21,269
 Hanover International P.L.C...........................       35,171         61,755
 Hardys & Hansons P.L.C................................       96,200        485,624
 *Hartstone Group P.L.C................................    1,022,431         71,061
 *Hawtin P.L.C.........................................      150,000         25,240
 Haynes Publishing Group P.L.C.........................       23,932         41,671
 Headway P.L.C.........................................       25,000         23,960
 Helical Bar P.L.C.....................................       34,500        415,203
 *Helphire Group P.L.C.................................       12,502         26,525
 Henlys Group P.L.C....................................       79,919        255,510
 Heywood Williams Group P.L.C..........................       90,000        281,814
 Highbury House Communications P.L.C...................       50,009         25,245
 Hill & Smith Holdings P.L.C...........................       74,890         88,759
 *Horace Small Apparel P.L.C...........................       80,000          5,268
 House of Fraser P.L.C.................................      313,000        390,431
 *Howard Holdings P.L.C................................      100,000         49,749
 Hunting P.L.C.........................................       20,348         59,547
 *IAF Group P.L.C......................................       66,500          9,244
 Incepta Group P.L.C...................................      185,796        161,755
 Inchcape P.L.C........................................       84,666        977,444
 *Independent Insurance Group P.L.C....................       77,475              0
 Intelek P.L.C.........................................       31,250          9,831
 *Interx P.L.C.........................................       50,000          7,133
 *Inveresk P.L.C.......................................      124,500         66,947
 *Irevolution Group P.L.C..............................       13,500          2,864
 J.& J. Dyson P.L.C....................................      100,000        329,222
 *JKX Oil and Gas P.L.C................................      757,000        254,759
 Jarvis Hotels P.L.C...................................      400,000        702,339
 Jarvis P.L.C..........................................      150,000        719,898
 *Jarvis Porter Group P.L.C............................       51,000         13,805
 Johnson Group Cleaners P.L.C..........................       37,000        221,156
 Johnston Group P.L.C..................................       21,000         99,096
 Joseph (Leopold) Holdings P.L.C.......................        9,000        111,277
 *Kalamazoo Computer Group P.L.C.......................       12,200          1,562
 Kier Group P.L.C......................................          145          1,499
 Kunick P.L.C..........................................      799,000        195,825
 Laing (John) P.L.C....................................      155,209        413,327
 Laird Group P.L.C.....................................      131,200        371,467
 Lambert Howarth Group P.L.C...........................       15,073         36,942
 *Lamont Holdings P.L.C................................      100,000          4,755
 *Laura Ashley Holdings P.L.C..........................      300,000         82,305
 Lavendon Group P.L.C..................................       17,761         57,433
 Leeds Group P.L.C.....................................      241,639         88,392
 *Leicester City P.L.C.................................      100,000         19,022
 Lex Service P.L.C.....................................      121,933        909,907
 Linton Park P.L.C.....................................       30,500        153,966
 Litho Supplies P.L.C..................................       70,000         31,239
 Locker (Thomas) Holdings P.L.C........................      419,082         24,528
 *London Clubs International P.L.C.....................      291,000         75,578
 *London Forfeiting Co. P.L.C..........................       66,200         13,803
 London Industrial P.L.C...............................       30,822        570,502
 London Merchant Securities P.L.C......................      498,222      1,184,628
 Lookers P.L.C.........................................      168,983        458,662
 Low & Bonar P.L.C.....................................      190,000        243,258
 MFI Furniture Group P.L.C.............................      225,000        479,017

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 MS International P.L.C................................       49,000   $     44,452
 MacDonald Hotels P.L.C................................       18,000         58,206
 MacFarlane Group Clansman P.L.C.......................       88,000         99,147
 Mallett P.L.C.........................................       25,000         74,075
 Manganese Bronze Holdings P.L.C.......................       10,000         17,339
 Marshalls P.L.C.......................................       65,779        278,639
 *Martin International Holdings P.L.C..................      226,800         36,504
 Marylebone Warwick Balfour Group P.L.C................       64,176        104,702
 Mayborn Group P.L.C...................................       50,000         64,381
 McAlpine (Alfred) P.L.C...............................      151,000        820,808
 McCarthy & Stone P.L.C................................      135,000        683,464
 McKay Securities P.L.C................................       94,000        309,468
 McLeod Russell Holdings P.L.C.........................       31,000         30,391
 Mentmore Abbey P.L.C..................................      350,380        574,200
 *Merant P.L.C.........................................      137,341        200,958
 Merivale Moore P.L.C..................................       14,000         36,361
 Merrydown P.L.C.......................................       94,172         64,763
 Mersey Docks & Harbour Co. P.L.C......................       45,030        396,976
 Metalrax Group P.L.C..................................      200,000        218,018
 *Microgen Holdings P.L.C..............................        9,050          7,945
 *Mid-States P.L.C.....................................       50,000         16,461
 Molins P.L.C..........................................       57,750        308,426
 *Moss Brothers Group P.L.C............................       83,000         42,810
 Mothercare P.L.C......................................      116,984        370,159
 Mowlem (John) & Co. P.L.C.............................      285,440        918,847
 Mucklow (A & J) Group P.L.C...........................      160,000        558,360
 *NHP P.L.C............................................      140,120        182,472
 *NSB Retail P.L.C.....................................      150,000         53,773
 Nichols (J.N.) (Vimto) P.L.C..........................       48,000         84,632
 Northamber P.L.C......................................       23,000         24,735
 Ockham Holdings P.L.C.................................       87,769         52,012
 Owen (H.R.) P.L.C.....................................       70,000        172,073
 Oxford Instruments P.L.C..............................      143,399        492,034
 *Oxford Molecular Group P.L.C.........................       48,000          6,672
 *PPL Therapeutics P.L.C...............................       58,764         15,907
 *Paladin Resources P.L.C..............................      204,394        182,433
 Panther Securities P.L.C..............................       40,000        103,888
 *Partners Holdings P.L.C..............................       80,000         14,632
 Partridge Fine Arts P.L.C.............................       33,000         28,971
 Paterson Zochonis P.L.C...............................       40,000        522,365
 Pendragon P.L.C.......................................       95,000        523,353
 *Peptide Therapeutics Group P.L.C.....................       28,747        116,304
 *Pharmagene P.L.C.....................................      136,000        127,358
 *Pilkingtons Tiles Group P.L.C........................      170,000         12,437
 Pillar Property P.L.C.................................      236,613      1,519,879
 Pittards P.L.C........................................       39,000         36,236
 *Plantation & General Investment P.L.C................       64,601         15,597
 Portmeirion Potteries (Holdings) P.L.C................       16,044         45,778
 Precoat International P.L.C...........................       13,000         14,171
 *Premier Consolidated Oilfields P.L.C.................    2,628,330        932,604
 *Pressac Holdings P.L.C...............................      250,000        118,886
 *Probus Estates P.L.C.................................      416,666         10,669
 *Property Partnerships P.L.C..........................       10,000          7,609
 Prowting P.L.C........................................      113,261        294,161
 QS Holdings P.L.C.....................................      102,000         47,759
 *QSP Group P.L.C......................................       68,750          7,042
 Quintain Estates & Development P.L.C..................      223,696        888,656
 RJB Mining P.L.C......................................      500,000        797,448
                                                            SHARES           VALUE+
                                                            ------           ------
 *Radamec Group P.L.C..................................       20,000   $     10,681
 Ransom (William) & Son P.L.C..........................       75,000         53,773
 Reed Executive P.L.C..................................       15,000         38,080
 Reed Health Group P.L.C...............................       20,000         49,310
 Reg Vardy P.L.C.......................................      101,000        644,338
 Renold P.L.C..........................................      338,000        385,760
 Roseby's P.L.C........................................      100,000        504,806
 Rowe Evans Investments P.L.C..........................       95,900        154,354
 *Royal Doulton P.L.C..................................      588,000         88,187
 Rugby Estates P.L.C...................................       32,000        111,906
 Rutland Trust P.L.C...................................      182,210         90,648
 S & U P.L.C...........................................        7,000         60,943
 Safeland P.L.C........................................      100,000         68,039
 *Safestore P.L.C......................................       35,897         14,970
 Sanderson Bramall Motor Group P.L.C...................      170,720        915,512
 Saville (J.) Gordon Group P.L.C.......................      811,107      1,430,115
 Savills P.L.C.........................................       21,000         62,069
 Scapa Group P.L.C.....................................       99,600         87,441
 Selfridges P.L.C......................................       15,000         72,758
 Send Group P.L.C......................................        7,173          8,029
 Senior Engineering Group P.L.C........................      100,000         73,892
 Shaftesbury P.L.C.....................................      315,954      1,285,211
 *ShopRite Group P.L.C.................................      146,000         22,965
 Silentnight Holdings P.L.C............................       30,000         96,352
 Simon Engineering P.L.C...............................      175,847        153,094
 Sinclair (William) Holdings P.L.C.....................       40,000         35,410
 Sirdar P.L.C..........................................      219,721        210,581
 Skillsgroup P.L.C.....................................       40,000         24,289
 Smart (J.) & Co. (Contractors) P.L.C..................        8,000         46,413
 Smith (David S.) Holdings P.L.C.......................      415,000      1,074,799
 Smith (James) Estates P.L.C...........................       95,000        337,086
 *Soco International P.L.C.............................       85,400        301,773
 *Somerfield P.L.C.....................................      540,396        996,296
 Spring Group P.L.C....................................      175,000        162,599
 St. Ives P.L.C........................................        4,688         30,971
 St. Modwen Properties P.L.C...........................      214,000        468,124
 Staffware P.L.C.......................................       10,000         50,481
 Stanley Leisure Organisation P.L.C....................      152,932        779,843
 Stirling Group P.L.C..................................      214,889         88,040
 *Stratagem Group P.L.C................................       47,000         14,098
 *Stylo P.L.C..........................................       16,588          8,616
 Swallowfield P.L.C....................................       25,000         34,934
 Syltone P.L.C.........................................       29,000         48,586
 TT Group P.L.C........................................      143,463        380,998
 *Tandem Group P.L.C...................................      472,000              0
 Taylor Woodrow P.L.C..................................      190,261        556,782
 Tbi P.L.C.............................................      221,000        206,148
 Terence Chapman Group P.L.C...........................       62,500         20,576
 Tex Holdings P.L.C....................................       11,000         13,761
 The Cardiff Property P.L.C............................        4,000         32,191
 The Innovation Group P.L.C............................       50,000        113,033
 The Malcolm Group P.L.C...............................       54,946         75,573
 Thorpe (F.W.) P.L.C...................................       15,000         29,410
 Tinsley (Eliza) Group P.L.C...........................       27,781         17,073
 Tops Estates P.L.C....................................       82,557        257,300
 *Tottenham Hotspur P.L.C..............................       70,000         29,703
 Town Centre Securities (New) P.L.C....................      227,419        499,142
 *Trafficmaster P.L.C..................................      300,000        149,247
 Transport Development Group P.L.C.....................      285,056        948,893
 UCM Group P.L.C.......................................       46,000         71,682
 UK Land...............................................       16,000         64,966

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Uniq P.L.C............................................      196,800   $    501,049
 *Urbium P.L.C.........................................       87,600         14,420
 *Vanguard Medica Group P.L.C..........................       13,000         28,437
 Vibroplant P.L.C......................................      185,000        258,512
 *Villiers Group P.L.C.................................      267,400         10,760
 Vislink P.L.C.........................................      195,374         91,479
 Volex Group P.L.C.....................................       50,000        153,637
 Vtr P.L.C.............................................       13,000         25,584
 Wagon Industrial Holdings P.L.C.......................       48,000        156,270
 Walker Greenbank P.L.C................................      144,910         47,707
 Warner Estate Holdings P.L.C..........................      108,891        531,366
 *Waterdorm P.L.C......................................       70,000              0
 Waterman Partnership Holdings P.L.C...................       30,263         66,422
 Wembley P.L.C.........................................       53,000        614,583
 *Wescol Group P.L.C...................................       31,000          4,423
 Westbury P.L.C........................................      162,482        835,673
 Whatman P.L.C.........................................      250,000        462,739
 Wilshaw P.L.C.........................................       28,000         12,188
 Wilson (Connolly) Holdings P.L.C......................      565,400      1,518,090
 Wimpey (George) P.L.C.................................      701,382      2,963,346
 Wintrust P.L.C........................................       24,000        192,265
 Wolverhampton & Dudley Breweries P.L.C................      162,659      1,594,625
 Wyevale Garden Centres P.L.C..........................       60,344        486,068
 XANSA P.L.C...........................................      100,000        208,507
 YJL P.L.C.............................................       14,000          8,040
 Yates Brothers Wine Lodges P.L.C......................       80,894        187,608
 Yorklyde P.L.C........................................       14,000         14,339
 *Yorkshire Group P.L.C................................      117,096         70,248
 Young & Co's Brewery P.L.C. Class A...................        5,000         59,443
 Zotefoams P.L.C.......................................      139,800        191,260
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $80,964,690)...................................                  89,157,235
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $359,194).....................................                     360,276
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Enterprise Inns P.L.C. Rights 06/14/02...............        1,569          4,373
 *Lamont Holdings P.L.C. Rights 06/18/02...............      125,000          2,286
 *Letter of Entitlements - Audemars Piguet.............       81,758              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $64,414).......................................                       6,659
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $81,388,298)...................................                  89,524,170
                                                                       ------------
FRANCE -- (5.7%)
COMMON STOCKS -- (5.7%)
 *Actielec Technologies................................        3,713         17,968
 Alain Manoukian SA....................................        9,565        340,015
 *Aubay SA.............................................       24,800         67,886
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................        3,733        483,021
 #Bains de Mer et du Cercle des Etrangers a Monaco.....        6,329      1,034,740
 Bongrain SA...........................................       24,682      1,337,415
                                                            SHARES           VALUE+
                                                            ------           ------
 #*Bull SA.............................................      369,100   $    237,931
 Burelle SA............................................       10,986        668,157
 *CGBI.................................................        7,000         11,902
 *CS Communication et Systemes.........................       13,500        126,122
 Carbone Lorraine......................................       24,094        824,075
 *Cascades SA..........................................       22,612         77,212
 *Cereol...............................................       18,900        593,102
 Change de la Bourse SA................................        2,000         52,131
 Christian Dalloz SA...................................        2,557        304,578
 Cie Francaise des Ferrailles..........................        9,710        420,916
 #*Club Mediterranee SA................................       16,100        564,799
 Comptoir des Entrepreneurs SA.........................       13,000        435,888
 Conflandey SA.........................................        1,939         49,816
 Continentale d'Entreprises SA.........................       19,198        792,571
 Crometal SA...........................................        3,920        104,373
 *Cryo.................................................       30,500         38,752
 De la Rue Imperiale de Lyon...........................       20,000      2,802,717
 *Desquenne et Giral SA................................        4,761         75,325
 Deveaux SA............................................        2,713        186,799
 Didot-Bottin..........................................        1,204         85,487
 Esso SA...............................................        1,400        113,267
 *Etam Developpement SA................................       25,600        457,762
 *Euro Disney SCA......................................      929,587        686,080
 Explosifs et de Produits Chimiques....................          312         69,664
 Faurecia SA...........................................       14,175        648,899
 Fimalac SA............................................       52,950      2,368,525
 Fonciere Lyonnaise SA.................................       15,872        469,314
 Fonderies Franco Belge................................          913         81,799
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................        2,004        127,311
 GFI Industries SA.....................................       21,300        510,019
 Gantois Series A......................................          465         40,836
 Gascogne SA...........................................       10,334        787,801
 *Generale de Geophysique SA...........................        4,259        174,834
 Geodis SA.............................................        4,900        114,444
 Gevelot...............................................        2,400         82,960
 Groupe Bourbon SA.....................................        1,500        112,109
 *Groupe Flo SA........................................        8,300        154,696
 Groupe Guillin SA.....................................          480         18,789
 Groupe Zannier SA.....................................       26,650      2,076,449
 *Hbs Technologie SA...................................          405          5,940
 IMS International Metal Service SA....................       39,100        279,445
 *Immobiliere et Hoteliere SA..........................       27,700         31,313
 La Rochette...........................................      138,121      1,572,973
 Legris Industries SA..................................       17,700        388,597
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................       12,163      1,589,704
 Maire (Henri).........................................        1,252          9,451
 Matussiere et Forest SA...............................        7,020         53,778
 #*Metaleurop SA.......................................       50,620        164,100
 *Montupet SA..........................................       19,991        263,524
 *NAF NAF SA...........................................       36,191        473,355
 Nord-Est SA...........................................       22,587        559,194
 PSB Industries SA.....................................        1,838        154,542
 Parc Asterix SA.......................................        9,100        209,139
 *Pier Import Europe SA................................       18,642         81,681
 Plastic Omnium........................................        8,895        796,934
 Plastics du Val de Loire SA...........................        5,900         96,515
 *Provimi SA...........................................       45,000        953,905
 Radiall SA............................................        2,750        179,841
 Robertet SA...........................................        1,300        111,856

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Rougier SA............................................        2,715   $    162,080
 SA Fromageries Bel la Vache Qui Rit...................        3,875        398,219
 *SAM..................................................          300         13,447
 SDR de Bretagne SA....................................        3,200         49,328
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,483        614,347
 Sabeton...............................................       18,460        176,082
 Sechilienne-Sidec.....................................        1,000         81,933
 Securidev SA..........................................       16,908        191,923
 Selectibanque SA......................................       46,567        739,580
 *Setforge.............................................          300         19,395
 Signaux Girod SA......................................        5,407        190,944
 Skis Rossignol SA.....................................        7,216         82,920
 Smoby SA..............................................        1,600         52,317
 Societe Financiere Immobail SA........................        9,997        373,583
 *Societe Francais des Papiers Peints..................          140          3,334
 Sucriere de Pithiviers-le-Vieil.......................          510        196,064
 Tivoly SA.............................................        1,904         22,270
 *Trouvay et Cauvin SA.................................        9,481         49,514
 VM Materiaux SA.......................................        1,636         90,941
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       43,572      2,743,629
 Vilmorin et Cie SA....................................        3,603        281,235
 Vranken Monopole......................................        7,600        230,757
 *Walter SA............................................        1,100         18,498
                                                                       ------------
TOTAL -- FRANCE
  (Cost $29,567,988)...................................                  35,587,383
                                                                       ------------
GERMANY -- (5.0%)
COMMON STOCKS -- (5.0%)
 *AC-Service AG........................................        6,400         25,292
 *Acg AG Fuer Chipkarten und Informationssysteme.......       25,300        100,690
 *Adva AG Optical Networking...........................       50,600        129,054
 Aigner (Etienne) AG...................................          454         74,225
 *Allbecon AG..........................................        6,700         13,145
 Andreae-Noris Zahn AG, Anzag..........................       31,491        714,909
 Anterra Vermoegensverwaltungs AG......................        3,920        366,222
 *Articon Integralis AG................................       15,600         39,059
 *Asclepion-Meditec AG.................................        1,600         15,710
 *Augusta Technologie AG...............................       18,200        127,524
 *BMP AG...............................................       64,900         26,678
 BUS (Berzelius Umwelt Service) AG.....................       16,000         93,424
 Baader Wertpapier Handelsbank AG......................       33,000        158,157
 #*Babcock Borsig AG...................................      108,270        477,428
 *Bechtle AG...........................................       30,700        168,071
 Berliner Elektro Holding AG...........................       24,900        153,300
 *Beta Systems Software AG.............................       20,850        103,238
 Bien-Haus AG..........................................       16,900        168,938
 #Bilfinger & Berger Bau AG, Mannheim..................      110,419      2,661,469
 Biotest AG............................................       11,000        118,181
 *Brain International AG Software & Consulting.........        9,200         22,519
 *Brau und Brunnen AG..................................        2,800         93,857
 *Bremer Woll-Kaemmerei AG.............................       53,100        104,177
 Brillant AG...........................................          300          6,446
 *Brueder Mannesmann AG................................       20,600         51,000
 *COR AG Insurance Technologies........................       12,700         48,171
 *Caatoosee AG.........................................       16,300         19,492
                                                            SHARES           VALUE+
                                                            ------           ------
 *Cargolifter AG.......................................       12,625   $     11,677
 Cewe Color Holding AG.................................        9,100        123,273
 *Cinemaxx AG..........................................        3,100          7,414
 Computerlinks AG......................................       10,900         82,178
 *Concord Effekten AG..................................        4,400         19,320
 *Constantin Film AG...................................       19,300         90,875
 *Cybio AG.............................................        6,100         17,553
 *DAS Werk AG..........................................       10,600          7,427
 *Dab Bank AG..........................................       77,700        471,837
 *Deag Deutsch Entertainment AG........................        6,100          8,491
 Deutsche Verkehrs-Bank AG.............................       10,353        793,118
 *Dierig Holding AG....................................        8,750         65,397
 Dom-Braugerei AG......................................          300         14,714
 *Drillisch AG.........................................       36,400         27,545
 *Duerr Beteiligungs AG................................       21,700        524,057
 Dyckerhoff AG.........................................       16,200        233,831
 Dyckerhoff AG DM50....................................       29,750        672,605
 Eckert and Ziegler Strahlen - und Medizintechnik AG...        3,000         18,414
 Edscha AG.............................................        5,700        133,129
 *ElreingKlinger AG....................................        1,300         32,792
 #*Em TV & Merchandising AG............................      221,800        277,667
 #Escada AG............................................       28,545        640,028
 *Eurobike AG..........................................       18,900         60,034
 *Evotec Biosystems AG.................................       55,400        351,429
 *Fao AG...............................................        3,400          3,367
 *Freenet.De AG........................................       27,200        151,197
 Fuchs Petrolub AG Oel & Chemie........................        6,480        405,549
 *GPC Biotech AG.......................................       33,800        202,095
 *Gontard & Metallbank AG..............................       46,008          3,052
 HVB Real Estate AG....................................      156,781      2,753,653
 *Herlitz AG...........................................       11,643         18,383
 *Hoeft & Wessel AG....................................       11,200         30,344
 *Hucke AG.............................................       33,100         86,895
 Hutschenreuther AG....................................        8,591         72,234
 *IM International Media AG............................       46,900        179,645
 *IPC Archtec AG.......................................        4,600         12,033
 *Interseroh AG........................................        3,600         42,041
 *Intershop Communications AG..........................       33,100         30,923
 *Intertainment AG.....................................       14,082         15,787
 Iwka AG...............................................       47,366        628,366
 KSB AG................................................        4,650        460,486
 Kampa-Haus AG.........................................       11,900         70,596
 Kamps AG, Duesseldorf.................................       39,900        462,970
 *Kaufring AG..........................................        5,600          1,570
 #*Kloeckner Humboldt-Deutz AG.........................       97,700        201,718
 #Kolbenschmidt Pierburg AG, Duesseldorf...............       82,525      1,141,051
 Krones AG.............................................        4,700        244,574
 *Leica Camera AG......................................        4,000         28,027
 *Leifheit AG..........................................        1,800         49,608
 Leoni AG..............................................       16,300        561,917
 *Loesch Umweltschutz AG...............................       16,000          6,577
 *M & S Elektronik AG..................................       19,600            824
 *MVS Miete Vertrieb Service AG........................       45,052         39,985
 *MWG Biotech AG.......................................       29,300         29,563
 *Mania Technologie AG.................................       12,100         25,887
 Marbert AG............................................        1,700          6,512
 *Maternus-Kliniken AG, Bad Oyenhausen.................       16,800         40,965
 Maxdata AG............................................       44,100        209,708
 *Mosaic Software AG...................................        8,100         46,388

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Mwb Wertpapierhandelshaus AG..........................        3,100   $      4,113
 *Nemetschek AG........................................        2,600          7,044
 Neue Baumwoll-Spinnerei und Weberei Hof AG............       16,730        118,005
 Norddeutsche Affinerie AG.............................       12,100        157,469
 Norddeutsche Steingutfabrik AG........................        9,215         45,628
 *November AG..........................................        6,300         30,547
 *Parsytec AG..........................................       19,200         53,633
 *Pfaff (G.M.) AG......................................       80,930         23,438
 #*Phoenix AG, Hamburg.................................      103,686      1,048,106
 *Pixelpark AG.........................................       30,100        112,482
 *Primacom AG..........................................       12,300         10,342
 *Produkte und Syteme der Informationstechnologie AG...        9,500         31,152
 Puma AG...............................................        4,300        260,919
 #*Qs Communications AG................................      159,700        125,326
 *RTV Family Entertainment AG..........................       37,200         31,278
 *Ravensberg Bau-Beteiligungen AG......................       29,500          7,441
 *Realtech AG..........................................        4,700         20,681
 #Rheinmetall Berlin AG................................       85,490      1,549,441
 *Roesch Medizintechnik AG.............................        7,300         27,280
 *Ruecker AG...........................................        7,800         28,201
 *SZ Testsysteme AG....................................        7,000         17,592
 *Saltus Technology AG.................................        5,900         12,678
 #*Salzgitter AG.......................................      329,609      3,291,810
 #Sartorius AG.........................................       14,200        123,376
 Schwarz Pharma AG.....................................       16,900        560,497
 Sektkellerei Schloss Wachenheim AG....................        2,900         15,931
 *Senator Entertainment AG.............................       51,700         80,661
 *Ser Systeme AG.......................................        9,400            966
 #Sixt AG..............................................        6,200         82,540
 *Stahl (R.) AG........................................        7,700         39,565
 *Steag Hamtech AG.....................................       45,600        232,177
 Stoehr & Co. AG.......................................       44,310        260,796
 *Strabag AG...........................................       12,650        262,481
 *TFG Venture Capital AG & Co. KGAA....................       13,100         22,641
 *TV Loonland AG.......................................       10,700         37,586
 Tarkett AG............................................       80,000        479,825
 *Telegate AG..........................................       19,300         59,862
 *Telesenskscl AG......................................       19,100          5,532
 *Tiptel AG............................................       13,600         10,292
 *United Internet AG...................................       18,700        116,177
 VBH (Vereinigter Baubeschlag-Handel) AG...............        6,000         21,861
 *VCL Film & Medien AG.................................       10,700          7,297
 *VDN Vereinigte Deutsche Nickel-Werke AG..............        2,316         30,993
 VK Muehlen AG.........................................        4,632        264,014
 Value Management & Research AG........................        4,800          9,193
 #Vossloh AG...........................................       39,200        924,710
 Walter AG.............................................       16,900        503,658
 Walter Bau AG, Augsburg...............................      114,430        160,358
 Westag and Getalit AG, Rheda-Wiedenbrueck.............       10,653         64,193
 *Windhoff AG..........................................       11,400          1,278
 Wuerttembergische Metallwarenfabrik AG................       64,620        923,669
                                                                       ------------
TOTAL -- GERMANY
  (Cost $40,173,960)...................................                  31,346,406
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------
AUSTRALIA -- (4.6%)
COMMON STOCKS -- (4.6%)
 A.P. Eagers, Ltd......................................       25,221   $     67,671
 *Adacel Technologies, Ltd.............................       40,300         21,443
 Adelaide Brighton, Ltd................................      668,424        298,910
 Amalgamated Holdings, Ltd.............................      174,032        261,058
 *Amrad Corp., Ltd.....................................       94,200         39,459
 *Anaconda Nickel NL...................................      492,884        101,835
 *Ariadne Australia, Ltd...............................      360,000         45,851
 *Asia Pacific Specialty Chemicals, Ltd................       94,300         37,366
 Atkins Carlyle, Ltd...................................       59,366        121,985
 *AuIron Energy, Ltd...................................      276,693         25,060
 Aurion Gold, Ltd......................................      528,848      1,406,988
 *Aurora Gold, Ltd.....................................      230,029         26,042
 *Ausdoc Group, Ltd....................................       88,634         97,334
 *Austar United Communications, Ltd....................      762,600         88,494
 Australand Holdings, Ltd..............................      518,100        463,375
 *Australian Magnesium Corp., Ltd......................       97,349         28,104
 Australian Oil & Gas Corp., Ltd.......................       93,446        122,719
 *Australian Resources, Ltd............................      352,493         45,892
 *Australian Worldwide Exploration, Ltd................      116,990         53,641
 *Avatar Industries, Ltd...............................       50,740          8,617
 *Beach Petroleum NL...................................      176,668         33,002
 *Biota Holdings, Ltd..................................       60,469         15,916
 Boral, Ltd............................................      883,563      1,930,575
 Brickworks, Ltd.......................................      139,350        520,610
 Bridgestone Australia, Ltd............................       51,126         53,540
 Bristile, Ltd.........................................       82,699        128,734
 #*Burns, Philp & Co., Ltd.............................      748,991        288,302
 Burswood, Ltd.........................................      429,700        238,371
 *Caltex Australia, Ltd................................      386,100        351,874
 Capral Aluminium, Ltd.................................      110,000        177,459
 *Centamin Egypt, Ltd..................................      334,230         60,542
 *Centaur Mining & Exploration, Ltd....................       62,058         16,862
 Centennial Coal, Ltd..................................       97,897        101,410
 Central Equity, Ltd...................................      163,151        170,853
 Clough, Ltd...........................................       42,010         19,024
 Coates Hire, Ltd......................................      248,908        307,155
 *Consolidated Paper Industries, Ltd...................       64,577         32,899
 *Coplex Resources NL..................................      351,512         17,908
 Coventry Group, Ltd...................................       66,628        135,775
 Crane (G.E) Holdings, Ltd.............................       75,555        369,948
 Cranswick Premium Wines, Ltd..........................       35,600         17,129
 #*Croesus Mining NL...................................      154,735         72,699
 *Cudgen RZ, Ltd.......................................       47,724          5,133
 *Cumnock Coal, Ltd....................................       40,710          9,333
 *Davnet, Ltd..........................................      810,000         16,965
 *Denehurst, Ltd.......................................       78,163          3,230
 Devine, Ltd...........................................       81,701         26,361
 *Diamin Resources NL..................................      178,523         14,653
 *Dominion Mining, Ltd.................................      116,119         50,612
 Downer Group, Ltd.....................................      281,362        119,451
 *Ecorp, Ltd...........................................      261,100         57,641
 *Emporer Mines, Ltd...................................      135,024         77,960
 Energy Resources of Australia, Ltd. Series A..........      200,366        215,496
 *Energy World Corp., Ltd..............................      393,461          6,682
 Fleetwood Corp., Ltd..................................       34,239         48,259
 *Forest Place Group, Ltd..............................       78,244         11,737
 Forrester Parker Group, Ltd...........................      169,862        105,767
 GRD NL................................................      118,986         89,580
 *GRD NL (Issue 2002)..................................       11,898          8,823

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 GUD Holdings, Ltd.....................................       96,340   $    158,149
 Gazal Corp., Ltd......................................       89,069        103,358
 George Weston Foods, Ltd..............................      180,077        527,000
 Goodman Fielder, Ltd..................................    1,125,063      1,038,069
 Gowing Bros., Ltd.....................................       76,861         80,925
 *Gowing Retail, Ltd...................................        5,070          2,640
 Grand Hotel Group.....................................      260,267        109,022
 Great Southern Plantations, Ltd.......................      172,356         65,368
 *Green's Foods, Ltd...................................      101,626         19,271
 *Gympie Gold, Ltd.....................................      141,218        100,721
 *HIH Insurance, Ltd...................................      687,747         68,128
 *Hamilton Island, Ltd.................................       52,566         60,999
 Hancock and Gore, Ltd.................................       73,258         53,909
 *Haoma Mining NL......................................      193,606          7,891
 *Hartley Poynton, Ltd.................................       40,681         13,817
 Healthscope, Ltd......................................      132,327        187,262
 Henry Walker Group, Ltd...............................      230,855        137,211
 Housewares International, Ltd.........................       58,302         64,025
 Hudson Timber & Hardware, Ltd.........................      297,500         26,102
 #*Hutchison Telecommunications (Australia), Ltd.......      950,000        215,102
 #Iluka Resources, Ltd.................................      389,396      1,143,986
 *Intag International, Ltd.............................       93,568          1,589
 #Jones (David), Ltd...................................      635,684        410,212
 #Jupiters, Ltd........................................      596,821      1,773,639
 KTS Corp., Ltd........................................       42,741         61,694
 *Keycorp, Ltd.........................................      108,754         67,102
 Kidston Gold Mines, Ltd...............................      198,750         24,188
 *MacMahon Holdings, Ltd...............................      305,720         55,378
 *Macquarie Corporate Telecommunications, Ltd..........      156,100         10,162
 Magellan Petroleum Australia, Ltd.....................       29,537         29,427
 Maxi-Cube, Ltd........................................      152,150         12,919
 McConnell Dowell Corp., Ltd...........................       40,304         37,872
 McPherson's, Ltd......................................       32,730         36,128
 *Mineral Deposits, Ltd................................       40,472          3,322
 Mirvac, Ltd...........................................      206,531        488,679
 *Namoi Cotton Cooperative, Ltd........................      135,353         21,453
 National Can Industries, Ltd..........................       18,850         12,271
 *Nautronix, Ltd.......................................       32,280         10,963
 *New Tel, Ltd.........................................      147,785         15,058
 *Normandy Mt. Leyshon, Ltd............................      123,978          9,123
 *Normans Wine, Ltd....................................       39,119          2,436
 North Flinders Mines, Ltd.............................        3,521         36,872
 #*Novus Petroleum, Ltd................................      223,279        261,625
 Nufarm, Ltd...........................................      158,700        372,809
 #*One Tel Ltd.........................................    2,035,600        184,363
 *Orbital Engine Corp., Ltd............................      165,000         28,954
 Orica, Ltd............................................      299,671      1,565,699
 Origin Energy, Ltd....................................      723,372      1,412,676
 *PMP Communications, Ltd..............................      724,135        381,210
 Pacific BBA, Ltd......................................       61,800        144,827
 *Pacific Dunlop, Ltd..................................      206,866        784,559
 Pacific Hydro, Ltd....................................      175,464        335,712
 Paperlinx, Ltd........................................      383,507      1,141,881
 *Payce Consolidated, Ltd..............................       74,466         32,879
 *Perilya Mines NL.....................................      167,228         82,355
 Permanent Trustee Co., Ltd............................       18,736         82,724
 *Petsec Energy, Ltd...................................      153,726         17,404
 *Plantcorp NL.........................................       14,403              0
 Portman Mining, Ltd...................................      272,770        313,440
 *Pracom, Ltd..........................................      122,300          6,715
                                                            SHARES           VALUE+
                                                            ------           ------
 Prime Television, Ltd.................................      161,244   $    206,278
 Queensland Cotton Holdings, Ltd.......................       29,599         66,349
 Ranger Minerals, Ltd..................................       69,130         25,827
 *Resolute Mining, Ltd.................................       89,083         44,879
 Ridley Corp., Ltd.....................................      342,373        267,449
 *Roc Oil Co., Ltd.....................................      170,000        145,307
 SPC, Ltd..............................................      101,040         77,213
 Schaffer Corp., Ltd...................................       17,068         91,784
 Sigma Co., Ltd........................................      152,700        383,781
 Simeon Wines, Ltd.....................................       90,541        153,755
 Smorgon Steel Group, Ltd..............................      820,900        525,086
 *Solution 6 Holdings, Ltd.............................      152,130         55,974
 Southern Cross Broadcasting (Australia), Ltd..........       54,384        268,749
 *Spectrum Network Systems, Ltd. Series B..............      574,481         26,015
 *St. Barbara Mines, Ltd...............................      329,338         46,606
 *Strathfield Group, Ltd...............................       71,000         19,291
 *Tassal, Ltd..........................................       47,092         10,130
 *Television & Media Services, Ltd.....................      240,000         63,172
 Ten Network Holdings, Ltd.............................      406,700        520,289
 Thakral Holdings Group................................    1,151,986        397,776
 Ticor, Ltd............................................      482,210        431,276
 *Timbercorp, Ltd......................................      163,100         61,857
 *Titan Resources NL...................................      125,121         10,270
 United Construction Group, Ltd........................       90,113        155,578
 *Valdera Resources, Ltd...............................        3,993            271
 Villa World, Ltd......................................      114,717         44,806
 #Village Roadshow, Ltd................................      355,686        356,370
 Wattyl, Ltd...........................................      103,966        140,654
 *Western Metals, Ltd..................................      491,208         10,844
 White (Joe) Maltings, Ltd.............................       41,540         68,191
 Wide Bay Capricorn Building Society, Ltd..............       29,461         93,389
 *Yates, Ltd...........................................      144,138         14,278
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $28,999,343)...................................                  28,526,882
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $289,439).....................................      398,305        322,414
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $34,764)......................................                      35,472
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Australian Magnesium Corp., Ltd. Options 07/31/05....       48,675          2,893
 *Australian Oil & Gas Corp., Ltd. Options 03/28/05....        7,787          4,849
 *Central Equity, Ltd. Options 04/30/05................        7,769            550
 *Hutchinson Telecommunications (Australia), Ltd.
   Rights 07/02/02.....................................    1,273,000          1,441
 *New Tel, Ltd. Options 12/31/04.......................       23,342            535
 *Resolute Mining, Ltd. Options 06/11/05...............       29,694          5,043
                                                                       ------------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $5,043)........................................                      15,311
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $29,328,589)...................................                  28,900,079
                                                                       ------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
SWITZERLAND -- (4.3%)
COMMON STOCKS -- (4.3%)
 *AFG Arbonia-Forster Holding AG.......................          750   $     51,699
 *Ascom Holding AG.....................................       70,500        632,208
 Bank Coop AG..........................................        2,312        277,422
 *Banque Cantonale de Geneve...........................          720         64,336
 *Bobst Group SA.......................................       85,200      2,936,487
 *Bucher Holding AG, Niederweningen....................        2,125      1,797,089
 Caisse d'Epargne Cantonale Vaudoise, Lausanne.........        1,900        563,899
 *Calida Holding AG....................................          400         43,401
 Carlo Gavazzi Holding AG..............................        2,530        127,568
 Cie Financiere Tradition..............................        1,500        194,828
 Daetwyler Holding AG, Atldorf.........................          940      1,428,506
 *Feintol International Holding AG.....................          190         39,655
 Financiere Michelin, Granges-Paccot...................          740        282,441
 Fischer (Georg) AG, Schaffhausen......................        1,230        267,704
 Forbo Holding AG, Eglisau.............................        7,331      2,423,750
 Galenica Holding AG, Bern Series B....................        2,000      1,927,532
 Golay-Buchel Holding SA, Lausanne.....................          125        132,039
 Gurit-Heberlein AG....................................          140        107,227
 *Industrieholding Cham AG, Cham.......................        1,300        169,265
 Kuehne & Nagel International AG.......................       14,000      1,005,253
 Lem Holdings AG, Lyss.................................          180         31,019
 Maag Holding AG, Zuerich..............................        2,137        313,709
 *Mikron Holding AG, Biel..............................          400         30,317
 *Moevenpick-Holding, Zuerich..........................          470        167,389
 *Nextrom Holding SA...................................          250          9,574
 *Psp Swiss Property AG................................        2,700        263,663
 Schweizerhall Holding AG, Basel.......................           50         59,517
 Schweizerische National Versicherungs Gesellschaft....        4,998      2,650,892
 *Sihl.................................................          750          5,708
 Sika Finanz AG, Baar..................................          870        230,998
 *Sulzer AG, Winterthur................................        8,280      1,876,089
 *Sulzer Medic AG......................................       16,960      2,608,781
 *UMS Schweizerische Metallwerke Holding AG, Bern......        3,200        147,054
 Unigestion Holding, Geneve............................        9,200        598,939
 Valiant Holding.......................................          550        336,999
 Vaudoise Assurances Holding, Lausanne.................          189        341,384
 *Von Roll Holding AG, Gerlafingen.....................       15,045         31,688
 WMH Walter Meier Holding AG, Staefa...................          260        297,542
 Zehnder Holding AG....................................           50         32,392
 Zellweger Luwa AG.....................................        5,900        376,571
 Zschokke Holding SA, Geneve...........................        1,950        715,644
 Zueblin Holding AG....................................        9,440         59,408
 Zuercher Ziegeleien Holding, Zuerich..................        2,000      1,416,928
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $23,258,685)...................................                  27,074,514
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $22,210)......................................                      22,360
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $23,280,895)...................................                  27,096,874
                                                                       ------------
HONG KONG -- (4.0%)
COMMON STOCKS -- (4.0%)
 ALCO Holdings, Ltd....................................      710,000         75,555
                                                            SHARES           VALUE+
                                                            ------           ------
 *Acme Landis Holdings, Ltd............................      130,000   $      6,667
 Aeon Credit Service (Asia) Co., Ltd...................      416,000        178,676
 *Allied Group, Ltd....................................    5,364,000        292,284
 *Allied Properties (Hong Kong), Ltd...................    9,702,000        317,197
 *Applied China, Ltd...................................      843,750          7,897
 *Applied International Holdings, Ltd..................    1,150,000         30,226
 *Asia Commercial Holdings, Ltd........................       35,960          1,245
 Asia Financial Holdings, Ltd..........................    1,032,106        145,561
 *Asia Securities International, Ltd...................    2,326,000         86,484
 *Asia Standard International Group, Ltd...............    6,096,666        182,127
 *Asia Tele-Net & Technology Corp., Ltd................    4,000,000         18,975
 Associated International Hotels, Ltd..................      758,000        405,745
 *Beauforte Investors Corp., Ltd.......................       44,000         26,796
 Burwill Holdings, Ltd.................................      385,000         45,906
 *CCT Telecom Holdings, Ltd............................      346,800         91,151
 *CNT Group, Ltd.......................................    1,428,000         31,125
 *Capital Publications.................................    1,015,200             78
 *Celestial Asia Securities Holdings, Ltd..............      251,900         61,040
 *Century City International Holdings, Ltd.............    2,863,067         16,151
 Champion Technology Holdings, Ltd.....................      509,316        123,418
 #Chen Hsong Holdings, Ltd.............................      322,000         60,688
 *Cheuk Nang Technologies (Holdings), Ltd..............    4,770,000         14,678
 Chevalier International Holdings, Ltd.................    1,774,923        138,815
 *China Aerospace International Holdings, Ltd..........      873,000         68,276
 *China Everbright International, Ltd..................    2,210,000        106,255
 China Foods Holdings, Ltd.............................    1,032,000        284,476
 China Hong-Kong Photo Products Holdings, Ltd..........    1,088,000        101,831
 *China Investments Holdings, Ltd......................    1,186,800         69,994
 *China Motion Telecom International, Ltd..............      522,000         41,494
 China Motor Bus Co., Ltd..............................       24,000        216,934
 *China Online (Bermuda), Ltd..........................    9,350,000         74,324
 China Overseas Land & Investment, Ltd.................    3,256,000        392,409
 *China Sci-Tech Holdings, Ltd.........................    5,416,000         62,495
 *China Star Entertainment, Ltd........................    1,869,000         17,493
 *China Strategic Holdings, Ltd........................      340,250         10,688
 #China Travel International Investment, Ltd...........    1,722,000        353,248
 *Chinese Estates Holdings, Ltd........................    3,047,131        273,474
 *Chinney Investments, Ltd.............................      752,000         24,104
 Chow Sang Sang Holdings International, Ltd............      738,000        120,168
 Chuangs China Investments, Ltd........................      884,000         21,534
 Chuang's Consortium International, Ltd................    3,051,760         67,690
 Chun Wo Holdings, Ltd.................................      636,000         26,094
 *City Chiu Chow (Holdings), Ltd.......................      298,000          3,248
 *City e Solutions, Ltd................................      472,964         32,745
 Continental Holdings, Ltd.............................      382,000         30,855
 *Continental Mariner Investment Co., Ltd..............      989,000        105,245
 *Cosmos Machinery Enterprises, Ltd....................      414,000         13,801
 *Crocodile Garments, Ltd..............................      986,000         23,008
 *Dickson Concepts International, Ltd..................      223,000         60,756

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *DigitalHongKong.com..................................           12   $          0
 *Dransfield Holdings, Ltd.............................    1,952,000         68,824
 Dynamic Holdings, Ltd.................................      482,000        157,585
 *Emperor (China Concept) Investments, Ltd.............    2,790,000         10,374
 Emperor International Holdings, Ltd...................      812,000         45,287
 *Fairwood Holdings, Ltd...............................      675,000         12,376
 *Fairyoung Holdings, Ltd..............................      990,000          7,870
 Far East Consortium International, Ltd................    1,812,301        113,855
 *Far East Holdings International, Ltd.................      408,000         14,908
 *Far East Hotels & Entertainment, Ltd.................      464,000         22,904
 *First Sign International Holdings, Ltd...............      740,000         23,340
 Fountain Set Holdings, Ltd............................    1,350,000        536,565
 *Fourseas.Com, Ltd....................................      472,000         19,668
 Golden Resources Development International, Ltd.......    1,083,000         61,095
 Goldlion Holdings, Ltd................................    1,092,000         84,004
 *Goldtron (Bermuda) Holdings, Ltd.....................    5,004,000         24,380
 Grand Hotel Holdings, Ltd. Series A...................      372,000         43,879
 Grande Holdings, Ltd..................................      595,600        565,085
 Great Eagle Holdings, Ltd.............................    1,430,281      1,650,407
 *Great Wall Electronic International, Ltd.............   11,392,830         21,910
 *Group Sense (International), Ltd.....................      710,000         25,033
 #*Guangzhou Investment Co., Ltd.......................    5,048,000        414,216
 HKCB Bank Holding Co., Ltd............................    1,344,000        120,621
 HKR International, Ltd................................    1,480,800        427,175
 Hanny Holdings, Ltd...................................    6,476,000         78,878
 Harbour Centre Development, Ltd.......................      590,000        412,264
 Harbour Ring International Holdings, Ltd..............    3,430,000        457,356
 Henderson China Holdings, Ltd.........................      635,000        284,950
 High Fashion International, Ltd.......................      800,000        235,909
 *Hikari Tsushin International, Ltd....................    4,994,000        131,899
 *Hinet Holdings, Ltd..................................    7,121,800         18,262
 *Hon Kwok Land Investment Co., Ltd....................    1,096,000         28,526
 Hong Kong and Shanghai Hotels, Ltd....................    1,789,124        906,076
 Hong Kong Ferry (Holdings) Co., Ltd...................      349,000        279,661
 Hong Kong Parkview Group, Ltd.........................      646,000         45,554
 *Hop Hing Holdings, Ltd...............................      604,000         24,781
 #Hopewell Holdings, Ltd...............................    1,208,800        860,151
 Hsin Chong Construction Group, Ltd....................      336,000         15,939
 *Hualing Holdings, Ltd................................      784,000         32,668
 *ITC Corp., Ltd.......................................      456,000         23,970
 *Imgo, Ltd............................................      352,000         38,812
 *Innovative International (Holdings), Ltd.............      539,439          2,006
 *Interchina Holdings Co., Ltd.........................      675,000         77,889
 International Pipe, Ltd...............................    1,510,667        129,769
 *Jessica Publications, Ltd............................    1,015,200         55,969
 *Jinchang Pharmaceutical..............................      507,600              0
 *Jinhui Holdings Co., Ltd.............................      978,000         20,439
 K Wah International Holdings, Ltd.....................    1,918,943        184,523
 KTP Holdings, Ltd.....................................      758,000         30,127
 *Kader Holdings Co., Ltd..............................      857,000         18,679
 *Keck Seng Investments (Hong Kong), Ltd...............      570,000         65,773
 Kee-Shing Holdings Co., Ltd...........................      256,000         15,098
 *King Fook Holdings, Ltd..............................      338,000         14,301
 *Kong Tai International Holdings Co., Ltd.............    5,175,000         12,606
                                                            SHARES           VALUE+
                                                            ------           ------
 Kowloon Development Co., Ltd..........................      619,000   $    325,388
 *Kumagai Gumi Hong Kong, Ltd..........................      424,000         41,859
 *Kwong Sang Hong International, Ltd...................    1,060,000         32,617
 *Lai Fung Holdings, Ltd...............................    3,055,000         50,919
 #*Lai Sun Development Co., Ltd........................    3,358,800         52,538
 *Lai Sun Garment (International), Ltd.................    2,700,000         62,311
 *Lam Soon (Hong Kong), Ltd............................      203,250         66,450
 *Lam Soon Food Industries, Ltd........................      156,000         57,503
 *Lamex Holdings, Ltd..................................    3,364,000         58,226
 *Leefung-Asco Printers Holdings, Ltd..................      128,000         18,873
 *Linkful International Holdings, Ltd..................      582,000          3,806
 *Lippo, Ltd...........................................      751,000         85,695
 Liu Chong Hing Investment, Ltd........................      626,000        349,133
 Luks Industrial Group, Ltd............................      736,560         97,269
 *Magnificent Estates, Ltd.............................    5,014,600         19,288
 Melbourne Enterprises, Ltd............................       41,000        138,776
 *Min Xin Holdings, Ltd................................      432,000         47,633
 Miramar Hotel & Investment Co., Ltd...................      600,000        465,408
 *Mui Hong Kong, Ltd...................................    3,075,000         35,088
 *Nam Fong International Holdings, Ltd.................    1,740,000         17,401
 Nam Hing Holdings, Ltd................................      538,000         17,934
 Nanyang Holdings, Ltd.................................       80,850         58,049
 National Electronics Holdings, Ltd....................    1,106,000         17,016
 *New Hanison Construction Hldg........................      185,099         10,798
 *New Rank City Development, Ltd.......................        6,760            269
 *New World China Land, Ltd............................    1,876,000        523,142
 *New World Cyberbase, Ltd.............................       56,540            406
 *New World Infrastructure, Ltd........................    1,975,600        519,254
 *Nph International Holdings, Ltd......................       81,600         12,973
 #*Onfem Holdings, Ltd.................................      684,000         50,864
 Orient Power Holdings, Ltd............................      549,950         38,075
 Pacific Andes International Holdings, Ltd.............      624,000         61,603
 *Pacific Concord Holding, Ltd.........................    5,541,142        397,845
 *Pacific Plywood Holdings, Ltd........................    4,844,000         20,495
 Pacific Ports Co., Ltd................................    2,048,000        123,411
 Paul Y. ITC Construction Holdings, Ltd................      746,262         26,312
 *Peace Mark Holdings, Ltd.............................      159,600         11,868
 *Pearl Oriental Holdings, Ltd.........................    7,940,000         45,810
 *Perfect Treasure Holdings, Ltd.......................    1,462,000         76,853
 *Playmate Toys Holdings, Ltd..........................      234,000          7,440
 Pokfulam Development Co., Ltd.........................      244,000         46,925
 *Poly Investments Holdings, Ltd.......................    1,428,000         65,911
 Prestige Properties Holdings, Ltd.....................    1,166,000         56,808
 *Prime Succession, Ltd................................      800,000         14,565
 *Proview International Holdings, Ltd..................      556,000         74,850
 #*QPL International Holdings, Ltd.....................      651,000        279,610
 Realty Development Corp, Ltd..........................    1,230,000        354,825
 *Regal Hotels International Holdings, Ltd.............    4,988,179         82,501
 *Rivera Holdings, Ltd.................................    1,912,000         68,639
 *Ryoden Development, Ltd..............................    2,410,000        166,854
 *S.A.S.Dragon Holdings, Ltd...........................       94,400          8,230
 SIS International Holdings, Ltd.......................      326,000         20,481
 San Miguel Brewery Hong Kong, Ltd.....................      812,400        281,229
 Sea Holdings, Ltd.....................................    1,208,000        198,246
 *Seapower Resources International, Ltd................    2,785,000          9,641
 *Semi-Tech (Global) Co., Ltd..........................    1,950,339          6,501
 Shaw Brothers Hong Kong, Ltd..........................      158,000        178,265

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,177,000   $    125,251
 Shenyin Wanguo (Hong Kong), Ltd.......................      450,000         61,734
 *Shenzhen International Holdings, Ltd.................    2,862,500        141,297
 *Shougang Concord Century Holdings, Ltd...............    1,000,000         47,438
 *Shougang Concord Grand (Group), Ltd..................      833,000         76,896
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    2,196,000        111,213
 *Shougang Concord Technology Holdings, Ltd............      414,000         29,194
 *Shun Ho Construction (Holdings), Ltd.................      814,380         15,975
 *Shun Ho Resources Holdings, Ltd......................      510,000         10,593
 *Shun Shing Holdings, Ltd.............................    1,098,000         91,505
 Shun Tak Holdings, Ltd................................    2,405,000        425,521
 Silver Grant International Industries, Ltd............    1,374,000        121,552
 *Sincere Co., Ltd.....................................      872,000         43,602
 #*Singamas Container Holdings, Ltd....................      360,000         65,542
 *Sino Foundations Holdings, Ltd.......................      618,000         18,779
 Sino Hotels (Holdings), Ltd...........................      275,653         47,358
 South China Holdings, Ltd.............................    4,060,800        213,463
 *South China Industries, Ltd..........................    1,182,000         25,763
 *South Sea Development Co., Ltd.......................    3,957,000         34,499
 *Starlight International Holdings, Ltd................    3,540,000         37,217
 *Stelux Holdings International, Ltd...................    1,862,552         41,790
 *Styland Holdings, Ltd................................    1,359,999         11,160
 Sun Hung Kai & Co., Ltd...............................    1,820,000        275,347
 *Sunway International Holdings, Ltd...................    1,002,000         51,387
 Tai Cheung Holdings, Ltd..............................    1,377,000        233,042
 Tai Sang Land Development, Ltd........................      640,900        142,977
 Tak Sing Alliance Holdings, Ltd.......................    1,299,335         54,142
 *Tak Wing Investment Holdings, Ltd....................      370,000         19,924
 Tan Chong International, Ltd..........................    2,943,000        479,205
 Tern Properties Co., Ltd..............................      168,000         29,078
 *Tian An China Investments Co., Ltd...................    8,550,000        184,163
 Tian Teck Land, Ltd...................................      800,000        179,496
 Tianjin Development Holdings, Ltd.....................      674,000        205,235
 *Top Form International, Ltd..........................      494,000         24,068
 *Tung Fong Hung Holdings, Ltd.........................    2,082,600         47,795
 Tungtex (Holdings) Co., Ltd...........................      558,000        164,547
 Tysan Holdings, Ltd...................................      614,000         15,193
 *USI Holdings, Ltd....................................      671,999         72,373
 Universe International Holdings, Ltd..................      201,171         15,991
 *Wah Nam Group, Ltd...................................      630,000          1,939
 *Wai Kee Holdings, Ltd................................      622,000         61,406
 *Winfoong International, Ltd..........................    1,525,000         35,194
 *Wing Fai International, Ltd..........................      342,000          9,559
 Wing On Co. International, Ltd........................      588,000        250,666
 Wing Shan International, Ltd..........................    1,130,000         55,778
 *Winsan China Investment Group, Ltd...................      912,000         12,511
 Winsor Properties Holdings, Ltd.......................      110,000         38,784
 *Wireless InterNetworks, Ltd..........................      209,880          2,691
 *Wo Kee Hong (Holdings), Ltd..........................    1,361,200         26,353
 World Houseware (Holdings), Ltd.......................      672,342         26,723
 *Yaohan International Holdings, Ltd...................    1,660,000              0
 Yau Lee Holdings, Ltd.................................      657,750         23,613
 *Yoshiya International Corp., Ltd.....................      720,000         25,386
                                                            SHARES           VALUE+
                                                            ------           ------
 *Yugang International, Ltd............................    9,052,000   $     98,649
 *eSun Holdings, Ltd...................................      722,400         33,343
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $38,010,227)...................................                  24,589,899
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $59,683)......................................                      59,682
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied China, Ltd. Warrants 04/30/04................      168,750            216
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      230,000            914
 *Champion Technology Holdings, Ltd. Warrants
   01/06/03............................................    2,524,048          3,236
 *China Strategic Holdings, Ltd. Rights 06/30/03.......      680,500          8,289
 *Companion Building Material International Holdings,
   Ltd. Warrants 08/13/02..............................    2,117,760          2,715
 *Cosmos Machinery Enterprises, Ltd. Warrants
   06/10/03............................................        2,800             12
 *Hop Hing Holdings, Ltd. Warrants 04/30/05............      120,800              0
 *Lai Fung Holdings, Ltd. Rights 06/20/02..............      763,750          2,938
 *Paul Y. ITC Construction Holdings, Ltd. Warrants
   08/29/03............................................      149,252            861
 *Tian An China Investments Co., Ltd. Warrants
   12/03/04............................................    1,710,000          8,989
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $20,920).......................................                      28,170
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $38,090,830)...................................                  24,677,751
                                                                       ------------
ITALY -- (3.9%)
COMMON STOCKS -- (3.9%)
 *Actelios SpA.........................................       11,000         75,328
 Banca Popolare Dell'etruria e Del Lazio Scrl..........       38,573        432,076
 Banca Popolare di Spoleto SpA.........................          500          2,873
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      172,500        746,153
 Banco Piccolo Valellinese Scarl SpA...................       93,022        711,750
 *Bastogi SpA..........................................    1,750,000        246,873
 Brioschi Finanziaria SpA, Milano......................    1,225,000        290,688
 CALP (Cristalleria Artistica la Piana SpA)............       71,000        190,370
 *CMI SpA..............................................       22,000         64,537
 Caltagirone SpA.......................................      595,400      2,725,605
 *Carraro SpA..........................................      108,000        139,743
 Cementeria di Augusta SpA.............................      142,500        250,283
 #Cementir Cementerie del Tirreno SpA..................      873,600      2,366,838
 #Cia Assicuratrice Unipol SpA.........................      331,598      1,270,146
 *Cirio Finanziaria SpA................................      960,000        268,164
 *Cremonini SpA........................................       87,000        130,046
 *Dalmine SpA..........................................    2,970,000        485,571
 Danieli & C.Officine Meccaniche SpA...................      106,000        286,690
 Ericsson SpA..........................................       13,000        352,208
 *Finarte Casa d'Aste SpA (Milano).....................      135,000        191,706
 *Finarte Partecipazioni Pro Arte SpA..................      277,050        228,548

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Fincasa 44 SpA.......................................      440,000   $    150,450
 #Gabetti Holding SpA..................................      175,000        407,095
 Gemina SpA............................................      945,000        878,441
 Giovanni Crespi SpA...................................      155,000        144,083
 Grandi Navi Veloci SpA................................       24,000         47,646
 *Grassetto SpA........................................      110,000              0
 Gruppo Ceramiche Ricchetti SpA........................      555,000        234,882
 *Immsi SpA............................................       22,000         17,162
 #*Impregilo SpA.......................................    1,770,000      1,104,607
 Industria Romagnola Conduttori Elettrici SpA..........       72,000        187,670
 Ipi SpA...............................................      223,750        844,505
 #Italmobiliare SpA, Milano............................       29,780      1,091,999
 La Doria SpA..........................................       19,000         35,501
 Linificio and Canapificio Nazionale SpA...............       46,250         55,004
 Maffei SpA............................................       90,500        104,840
 Manuli Rubber Industries SpA..........................      236,000        261,269
 Marangoni SpA, Rovereto...............................       68,000        174,703
 Montefibre SpA........................................      336,474        213,127
 *Necchi SpA...........................................       62,500          8,525
 *Pagnossin SpA........................................       51,000        137,697
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      422,700        619,997
 *Premaimm SpA.........................................      523,000         82,819
 Premuda SpA...........................................      157,500        172,010
 *Ratti SpA............................................       80,000         57,960
 #Reno de Medici SpA, Milano...........................      451,761        654,182
 *Roland Europe SpA....................................       51,000         49,314
 *Roncadin SpA.........................................       81,000         49,339
 SAES Getters SpA......................................        9,000         96,694
 SAIAG SpA (Industrie Articoli Gomma)..................       32,500        102,626
 SISA (Societa Imballaggi Speciali Asti SpA)...........      175,000        145,508
 #SMI STA Metallurgica Italiana SpA....................    1,672,000        824,761
 SNIA SpA..............................................      442,910        864,808
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......      351,000         97,720
 Sirti SpA.............................................      564,500        595,937
 Sogefi SpA............................................       35,000         74,552
 Sol SpA...............................................      102,000        227,749
 Stefanel SpA..........................................       32,000         59,791
 Terme Demaniali di Acqui SpA..........................      207,500         72,308
 *Trevi-Finanziaria Industriale SpA....................      112,050        168,537
 *Vemer Siber Group SpA................................      138,000         62,142
 Vianini Industria SpA.................................      163,800        351,965
 Vianini Lavori SpA....................................      233,090      1,064,855
 Zucchi (Vincenzo) SpA.................................       74,000        290,361
                                                                       ------------
TOTAL -- ITALY
  (Cost $19,679,446)...................................                  24,341,337
                                                                       ------------
SINGAPORE -- (3.8%)
COMMON STOCKS -- (3.8%)
 *A.V. Jennings Homes, Ltd.............................      265,600        154,886
 ASA Ceramic, Ltd......................................      410,000         78,015
 Acma, Ltd.............................................    1,327,500         63,149
 *Allgreen Properties, Ltd.............................      454,000        292,193
 Amtek Engineering, Ltd................................      113,000         53,438
 Apollo Enterprises, Ltd...............................      240,000         71,187
 *Asia Food and Properties, Ltd........................    1,820,000         66,207
 Auric Pacific Group, Ltd..............................       57,000         33,495
                                                            SHARES           VALUE+
                                                            ------           ------
 Bonvests Holdings, Ltd................................      675,400   $    156,865
 *CK Tang, Ltd.........................................      612,000         58,226
 Chemical Industries (Far East), Ltd...................       40,000         18,021
 Cosco Investment, Ltd.................................    1,560,000        192,072
 Courts Singapore, Ltd.................................      326,000        122,239
 Cycle & Carriage, Ltd.................................      187,246        475,757
 *Econ International, Ltd..............................      912,000         45,936
 *Excel Machine Tools, Ltd.............................      473,000         26,471
 First Capital Corp., Ltd..............................      991,000        518,564
 *Freight Links Express Holdings, Ltd..................      394,000         13,230
 *HTP Holdings, Ltd....................................      103,000         17,870
 Hai Sun Hup Group, Ltd................................    1,474,000        156,736
 Haw Par Brothers International, Ltd...................      411,000        975,269
 *Hind Hotels International, Ltd.......................      147,000        102,836
 Ho Bee Investment, Ltd................................    1,277,000        171,522
 *Hong Fok Corp., Ltd..................................    1,492,000        150,300
 Hong Leong Singapore Finance, Ltd.....................      457,000        508,963
 Hotel Grand Central, Ltd..............................      655,400        170,560
 Hotel Plaza, Ltd......................................      892,000        219,652
 Hotel Properties, Ltd.................................    1,075,000        649,754
 Hour Glass, Ltd.......................................      210,000         52,887
 Hwa Hong Corp., Ltd...................................    1,608,000        359,967
 Hwa Tat Lee, Ltd......................................      495,000        130,203
 *I-One.Net International, Ltd.........................      370,000         12,424
 *IPC Corp., Ltd.......................................    3,248,000        136,331
 International Factors (Singapore), Ltd................       22,000          5,417
 Intraco, Ltd..........................................      215,000        126,341
 Isetan (Singapore), Ltd...............................       76,000        131,003
 *Jack Chia-MPH, Ltd...................................      332,000         34,374
 Jurong Engineering, Ltd...............................       98,000         72,945
 *K1 Ventures, Ltd.....................................    3,246,000        308,826
 #Keppel Land, Ltd.....................................    2,257,000      1,970,484
 *LC Development, Ltd..................................    1,544,363         77,787
 Lee Kim Tah Holdings, Ltd.............................      360,000         27,199
 Liang Huat Aluminum, Ltd..............................      939,000         34,158
 *Lim Kah Ngam, Ltd....................................      386,000         10,801
 Low Keng Huat Singapore, Ltd..........................      232,000         35,706
 Lum Chang Holdings, Ltd...............................    1,001,000        190,471
 Metro Holdings, Ltd...................................    1,374,000        369,101
 #*Natsteel, Ltd.......................................      737,000        668,189
 *Neptune Orient Lines, Ltd............................    1,854,000      1,110,223
 *Orchard Parade Holdings, Ltd.........................      942,625        200,465
 Pan-United Corp., Ltd.................................    1,101,000        209,499
 *Penguin Boat International, Ltd......................      406,000         39,763
 Pertama Holdings, Ltd.................................      105,000         10,313
 Prima, Ltd............................................      100,000        249,604
 Raffles Holdings, Ltd.................................    4,224,000      1,134,702
 Republic Hotels and Resorts, Ltd......................      787,000        563,769
 SNP Corp., Ltd........................................      112,500         44,072
 *SPP, Ltd.............................................       55,000          2,232
 San Teh, Ltd..........................................      579,000        108,553
 Scotts Holdings, Ltd..................................    3,146,038        633,845
 Singapore Land, Ltd...................................    1,437,000      2,927,352
 Singapura Building Society, Ltd.......................       84,000         60,174
 Singatronics, Ltd.....................................      575,000         75,623
 Ssangyong Cement (Singapore), Ltd.....................       77,000         61,623
 Straits Trading Co., Ltd..............................      841,200        837,985
 *Sunright, Ltd........................................      196,000         35,101
 Superior Metal Printing, Ltd..........................      306,000         36,819
 *Tuan Sing Holdings, Ltd..............................    2,931,000        164,033
 United Engineers, Ltd.................................      538,666        388,889
 United Industrial Corp., Ltd..........................    3,597,000      1,449,405

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
                                                            SHARES           VALUE+
                                                            ------           ------
 #United Overseas Land, Ltd............................    1,589,000   $  1,574,033
 *Van Der Horst, Ltd...................................       13,918         57,782
 *Vertex Venture Holdings, Ltd.........................      183,835         26,235
 WBL Corp., Ltd........................................      445,500        493,662
 Wing Tai Holdings, Ltd................................    1,676,000        698,791
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $29,818,818)...................................                  23,512,574
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 First Capital Corp., Ltd. 7% (Non-Redeemable
   Convertible)........................................      174,000        109,065
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $60,662)......................................                      61,411
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04
   (Cost $0)...........................................      147,500          2,270
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $29,983,084)...................................                  23,685,320
                                                                       ------------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
 Acerias y Forjas de Azcoitia SA.......................       17,839        137,327
 *BAMI SA (Inmobiliara de Construcciones y Terrenos)...       43,440        133,925
 *Bami SA New..........................................        4,344         13,048
 Banco de Valencia SA..................................        4,070         47,149
 Banco Guipuzcoano SA..................................       84,686      1,740,573
 Banco Pastor SA.......................................       64,152      1,198,666
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        8,340        306,987
 Cementos Portland SA..................................       26,000        915,741
 *Dogi International Fabrics SA........................       21,900        137,490
 Elecnor SA............................................       17,310        384,886
 #Empresa Nacional de Celulosa SA......................       65,880      1,055,542
 *Ercros SA............................................      569,300        249,975
 Espanola del Zinc SA..................................       28,400         54,126
 #Europistas Concesionaria Espanola SA.................      232,238      1,280,098
 *Funespana SA.........................................       25,500        140,794
 Global Steel Wire SA..................................       73,031        133,045
 *Grupo Picking Pack SA................................      332,000        409,421
 Iberpapel Gestion SA..................................       29,000        392,577
 Inbesos SA............................................       16,000         34,081
 Inmobiliaria Colonial SA ICSA.........................       79,400      1,114,904
 #Inmobiliaria Urbis SA................................      288,600      1,803,767
 *LSB (La Seda de Barcelona SA) Series B...............       68,100        138,059
 *Mecalux SA...........................................       54,000        227,525
 Nicolas Correa SA.....................................        8,000         23,468
 *Nueva Montana Quijano SA Series B....................      122,740         33,254
 Obrascon Huarte Lain SA...............................      217,900      1,449,423
 Papelera de Navarra SA................................        7,851        162,831
 *Pescanova SA.........................................       37,437        406,411
 #Portland Valderrivas SA..............................       10,700        324,882
 *Radiotronica SA......................................       76,700        135,430
 Tavex Algodonera SA...................................       67,440        214,217
 *Tecnocom Telecomunicaciones y Energia SA.............       34,200        177,647
 Tubacex SA............................................       67,030        100,195
 Unipapel SA...........................................       45,410        672,417
                                                            SHARES           VALUE+
                                                            ------           ------
 #Uralita SA...........................................      143,080   $    867,524
 Vallehermoso SA.......................................      255,015      2,361,007
 Vidrala SA, Alava.....................................       10,880         89,143
 Viscofan Industria Navarra de Envolturas Celulosicas
   SA..................................................       24,100        210,517
                                                                       ------------
TOTAL -- SPAIN
  (Cost $13,209,302)...................................                  19,278,072
                                                                       ------------
SWEDEN -- (2.7%)
COMMON STOCKS -- (2.6%)
 *Active I Malmoe AB Series B..........................       10,800         79,848
 Angpannefoereningen AB Series B.......................        7,650        114,689
 *Arkivator AB.........................................       28,700        100,200
 Avesta Polarit........................................      225,900      1,136,632
 B & N Bylock & Nordsjoefrakt AB Series B..............       99,200        132,423
 Beiger Electronics AB.................................        8,000         56,271
 Beijer AB Series B....................................        8,000         55,039
 Beijer Alma AB Series B...............................       16,000        109,257
 Bergman & Beving AB Series B..........................       26,100        131,324
 Boras Waefveri AB Series B............................       15,900         71,838
 Capona AB.............................................       74,742        414,444
 Castellum AB..........................................       71,500        939,774
 #Catena AB Series A...................................       24,400        217,980
 Cloetta AB Series B...................................        6,300        134,559
 Concordia Maritime AB Series B........................      136,100        195,656
 *Doro Telefoni AB Series A............................        6,400          4,075
 *Elekta AB............................................       37,700        383,252
 *Enea Data AB Series B................................      169,700         50,186
 Esselte AB Series A...................................       21,800        200,349
 #Esselte AB Series B..................................       27,000        246,752
 *Fagerlid Industrier AB...............................       51,750              0
 *Fastighets AB Celtica................................       11,000         89,233
 Fastighets AB Tornet..................................       42,150        757,431
 *Finnveden AB.........................................       49,500        190,101
 *Frontec AB Series B..................................       31,900         16,706
 Garphyttan Industrier AB..............................       31,800        375,519
 Geveko AB Series B....................................       19,900        218,647
 Gorthon Lines AB Series B.............................       69,300        111,011
 Gunnebo AB............................................       12,100        161,524
 *IBS AB Series B......................................       72,700        103,766
 *Icon Medialab International AB.......................       77,300         15,478
 *Industrial & Financial Systems AB Series B...........       61,400         99,617
 Kinnevik Industrifoervaltnings AB Series B............       60,100        564,681
 Klippans Finpappersbruk AB............................       30,800        142,322
 Ljungberg Gruppen AB Series B.........................        4,200         38,815
 *Mandator AB..........................................      175,000         19,228
 *Medivir Series B.....................................        7,200         55,080
 NCC AB Series A.......................................       45,400        342,650
 NCC AB Series B.......................................      104,400        782,584
 *NH Nordiska Holding AB...............................      131,600        108,107
 Naerkes Elektriska AB Series B........................       26,100        305,529
 *Nolato AB Series B...................................       15,900         73,471
 OEM International AB Series B.........................        5,000         46,722
 *Ortivus AB...........................................       12,300         23,997
 PEAB AB Series B......................................       84,400        433,331
 Pandox Hotelfastigheter AB............................       21,400        184,587
 *Perbio Science AB....................................        3,800         67,505
 #*Pergo AB............................................       77,997        147,368
 *Pricer AB Series B...................................      315,000         33,316

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Pricer AB Series B Issue 02..........................      126,000   $     13,326
 Rottneros Bruk AB.....................................    1,191,000      1,271,899
 *Salus Ansvar AB Series B.............................       11,800          9,815
 Scandiaconsult AB.....................................      126,800        624,983
 *Scribona AB Series A.................................       15,700         26,439
 *Scribona AB Series B.................................       45,500         72,886
 *Song Network Holding AB..............................       87,200         15,670
 #Sweco AB Series B....................................       47,050        444,483
 Trelleborg AB Series B................................      146,400      1,435,661
 Wallenstam Byggnads AB Series B.......................       79,600        809,200
 *Wedins Norden AB Series B............................       14,459         37,860
 *Westergyllen AB Series B.............................        6,800         33,866
 Wihlborgs Fastigheter AB Series B.....................      560,350        932,142
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,772,280)...................................                  16,011,104
                                                                       ------------
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.1%)
 Wihlborgs Fastigheter AB Notes 5.83% 12/02/02
   (Cost $452,917).....................................           57        575,463
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $9,843).......................................                      10,491
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $14,235,040)...................................                  16,597,058
                                                                       ------------
                                                            SHARES
                                                            ------
FINLAND -- (2.6%)
COMMON STOCKS -- (2.6%)
 Amer-Yhtymae Oyj Series A.............................       80,600      2,740,907
 *Aspocomp Group P.L.C.................................       20,000        146,675
 Bank of Aland, Ltd....................................        5,700         89,729
 *Benefon Oy...........................................       19,000         14,555
 Capman Oyj Series B...................................       29,352         60,602
 *Efore Oy.............................................        9,400         12,470
 *Eq Online Oyj........................................       16,700         24,027
 *Evox Rifa Group Oyj..................................      120,395         12,373
 Finnair Oyj...........................................      153,300        713,230
 *Finvest Oyj..........................................      120,395         17,996
 HK Ruokatalo Oy Series A..............................       16,100         85,735
 *Honkarakenne Oy Series B.............................       15,900         56,447
 Huhtamaki Van Leer Oyj................................       44,600      2,006,269
 Ilkka-Yhtyma Oyj......................................        2,400         57,848
 Julius Tallberg-Kiinteistoet Oy, Helsinki Series B....       11,601         57,984
 #Kemira Oyj...........................................      123,100        954,540
 Kesko Oyj.............................................       55,800        597,937
 Kone Corp.............................................       81,000      2,421,547
 Laennen Tehtaat Oy....................................       12,500        120,283
 Lemminkainen Oy.......................................       23,600        374,817
 Leo Longlife Oy.......................................       15,600         61,211
 Metsaemarkka Oyj Series B.............................        1,300          6,680
 Okobank Class A.......................................       61,140        982,453
 Olvi Oyj Series A.....................................        7,500        162,908
 #Partek Oyj...........................................       88,300      1,245,649
 *Polar Real Estate Corp. Series K.....................      302,400        121,481
 #Rautaruukki Oyj Series K.............................      237,100      1,078,744
 Raute Oy Series A.....................................       11,200         95,218
 #*Silja Oy AB Series A................................       82,700        183,883
                                                            SHARES           VALUE+
                                                            ------           ------
 Tamfelt Oyj...........................................          700   $     17,003
 Tamro Oyj.............................................       33,400        112,645
 Tulikivi Oy...........................................        5,900        104,232
 Turkistuottajat Oy....................................          500          4,017
 Yit-Yhtymae Oyj.......................................       53,100        942,554
                                                                       ------------
TOTAL -- FINLAND
  (Cost $11,805,436)...................................                  15,684,649
                                                                       ------------
NETHERLANDS -- (2.3%)
COMMON STOCKS -- (2.3%)
 *Begemann Groep NV....................................       24,247         79,284
 *Begemann Groep NV Series B...........................       44,600         17,500
 Brunel International NV...............................       22,100         89,813
 Delft Instruments NV..................................        2,680         33,425
 Docdata NV............................................        7,400         26,271
 Econosto NV...........................................       23,804        155,670
 *European Vinyls Corp. International NV...............       31,600         39,855
 Gamma Holding NV......................................       58,811      2,019,174
 Gemeenschappeljk Bezit Crown van Gelder NV............       14,320        197,999
 Geveke NV.............................................        5,790        199,060
 *Ispat International NV...............................      131,545        331,815
 #KLM (Koninklijke Luchtvaart Mij) NV..................       82,019      1,115,665
 Kas-Associatie NV.....................................       90,720      1,419,632
 #Koninklijke Bam NV...................................       81,844      1,743,330
 Koninklijke Nedlloyd NV...............................       40,975        754,125
 Koninklijke Ten Cate NV...............................       41,998      1,078,997
 Koninklijke Ubbink NV.................................          900         33,464
 *Koninklijke Vopak NV.................................       38,986        732,087
 #*Laurus NV...........................................      227,080        292,763
 MacIntosh NV..........................................       23,191        292,490
 Nagron Nationaal Grondbezit NV........................        2,334         75,228
 *New Skies Satellites NV..............................      153,720        775,500
 Roto Smeets de Boer NV................................       20,904        507,763
 Samas-Groep NV, Zaandam...............................       24,730        198,692
 *Seagull Holding NV...................................        2,000          4,596
 *Semiconductor Industries NV..........................       55,700        413,695
 Smit International NV.................................        8,686        204,899
 Stork NV..............................................       57,787        617,070
 *Textielgroep Twenthe NV..............................        1,200          5,628
 *Tulip Computers NV...................................       38,643         12,275
 Twentsche Kabel Holding NV............................       14,800        207,401
 #*Versatel Telecom International NV...................       31,200         10,202
 *Vredestein NV........................................       50,370        188,230
 Wegener Arcade NV ....................................       77,700        649,684
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $16,436,517)...................................                  14,523,282
                                                                       ------------
DENMARK -- (1.8%)
COMMON STOCKS -- (1.8%)
 AS Dampskibsselsk Torm................................       36,570        255,154
 Aarhus Oliefabrik A.S. Aeries A.......................        6,770        268,092
 *Alm. Brand A.S.......................................       35,055        401,029
 Amagerbanken A.S......................................        3,842        239,082
 Ambu International A.S. Series B......................          608         29,045
 Amtssparekassen Fyn A.S...............................        4,181        254,396
 Andersen & Martini Series B...........................        3,500         10,560
 *Bording (F.E.) A.S. Series B.........................          475         11,346
 Brodrene Hartmann A.S. Series B.......................       13,560        246,327
 *Chemitalic A.S.......................................        2,230          7,149
 *Codan A.S............................................       52,875        897,364

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 DFDS A.S., Copenhagen.................................        8,420   $    149,250
 Dalhoff, Larsen & Hornemann A.S. Series B.............        1,813         42,963
 Dampskibsselskabet Norden A.S.........................        4,685        167,857
 Denka Holding A.S.....................................          400         26,903
 *Diskontobanken New Shrs..............................          325         23,391
 Djursland Bank........................................          473         42,218
 *East Asiatic Co., Ltd................................       46,252      1,064,060
 Egnsbank Han Herred...................................        3,181         89,977
 Egnsbank Nord A.S.....................................        1,203         86,203
 *FLS Industries.......................................       56,066        725,974
 *Foras Holding A.S. Series A..........................       19,779        109,157
 *Forstaedernes Bank...................................        6,931        161,195
 Haandvaerkerbanken I Naestved.........................          622         39,097
 *Harboes Bryggeri A.S.................................          460         31,806
 Hedegaard (Peder P.) A.S..............................        1,406         54,794
 Henriksen Og Henriksen Holding A.S. Series B..........          500         47,143
 #Hoejgaard Holding A.S. Series A......................       10,380        297,520
 Hoejgaard Holding A.S. Series B.......................        7,075        204,568
 *Junckers (F.) Industrier A.S.........................        3,475         36,041
 *Kompan A.S...........................................          310         13,640
 *Korn-Og Foderstof Kompagnet A.S......................       26,230        593,547
 *Lan & Spar Bank A.S..................................        5,706        155,659
 Lokalbanken I Nordsjaelland A.S.......................          690         57,250
 *Migatronic Series B..................................        1,294         17,894
 Moens Bank A.S........................................          424         19,189
 Morso Bank............................................          240         17,198
 *NTR Holdings A.S.....................................        1,650          5,808
 Naestved Diskontobanken...............................          651         46,853
 #Nordiske Kabel-Og Traadfabrikker Holding A.S.........       26,325        306,122
 Nordvestbank..........................................        1,060         97,944
 Norresundby Bank......................................          439         59,328
 *Obtec A.S............................................          510         17,952
 Ove Arkil Series B....................................          680         49,582
 Per Aarsleff A.S. Series B............................        2,240         63,078
 *Rederiet Knud I. Larsen A.S..........................        3,619              0
 *Ringkjobing Landbobank...............................        2,565        209,597
 Ringkjoebing Bank.....................................          688         72,220
 *Salling Bank.........................................          500         19,486
 Sanistal A.S. Series B................................          920         30,071
 *Scanbox Danmark A.S. Series B........................        3,400            825
 Skaelskor Bank........................................          540         31,906
 Skjern Bank A.S.......................................          306         28,659
 Spaencom A.S..........................................          300         15,086
 Spar Nord Holding.....................................       11,919        498,963
 Sparbank Vest A.S.....................................        2,374        149,223
 Sparekassen Faaborg A.S...............................        1,634        156,117
 Sydbank A.S...........................................       17,570      1,104,399
 *Topdanmark A.S.......................................       24,600        765,411
 *Torsana A.S. Series B................................          200          3,520
 Totalbanken A.S.......................................          600         33,943
 VT Holdings Shares B..................................        4,200        142,560
 Vestfyns Bank.........................................          500         22,943
 *Vestjysk Bank........................................        1,576         87,175
 Wessel & Vett Magasin du Nord A.S. Series C...........        6,498        302,250
                                                                       ------------
TOTAL -- DENMARK
  (Cost $12,268,068)...................................                  11,215,059
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------
GREECE -- (1.6%)
COMMON STOCKS -- (1.6%)
 Aegek.................................................      138,934   $    441,312
 *Allatini Industrial & Commercial Co..................       16,800         37,198
 Alpha Leasing.........................................       44,300        276,464
 Alte Technological Co. S.A............................       68,900        194,394
 Aluminum of Attica S.A................................      145,948        291,790
 *Anek Lines S.A.......................................       96,999        164,023
 Arcadia Metal Industry C. Rokas S.A...................       15,811        101,035
 *Aspis Pronia General Insurance S.A...................       59,800        145,814
 *Atemke S.A...........................................       19,950         20,502
 Athens Water & Sewerage Public Co.....................       58,200        294,700
 *Attica Enterprises S.A. Holdings.....................      181,174        626,261
 Atti-Kat S.A..........................................       92,300        147,454
 *Bitros Holdings S.A..................................       30,800         76,828
 Delta Dairy S.A.......................................       64,300        425,307
 Edrassi C. Psallidas S.A..............................       46,506        194,646
 Egnatia Bank S.A......................................       21,450         68,134
 *Ergas S.A............................................       14,506         13,010
 Etba Leasing S.A......................................       25,754         56,542
 *Etma Rayon S.A.......................................       22,665         42,137
 *Euro Reliance General Insurance......................        3,400          7,179
 Fourlis S.A...........................................       45,100        128,931
 Gekat Construction Co. S.A............................       17,600         53,932
 General Hellenic Bank.................................       50,059        397,520
 Gnomon Construction S.A...............................       32,430         52,111
 Hellas Can Packaging Manufacturers S.A................       51,430        270,990
 Hellenic Biscuits Co. S.A.............................       36,480        164,952
 Hellenic Cables S.A...................................       72,128        198,785
 *Heremes S.A Building Enterprises.....................       21,014         68,712
 Intracom S.A..........................................       17,226        158,679
 K. I. Sarantopoulos S.A...............................       29,100        101,677
 Kalpinis Simos Steel Service Center...................       15,538         43,258
 *Knitwear Factory Maxim C.M...........................       10,960         15,154
 Lambrakis Press S.A...................................      131,000        352,470
 Lavipharm S.A.........................................       69,816        142,842
 Light Metals Industry.................................       43,848        104,050
 Loulis Mills S.A......................................       13,708         46,360
 *Maritime Company of Lesvos S.A.......................       69,700         76,837
 *Mesochoritis Bros. Construction Co...................       25,800         29,165
 Michaniki S.A.........................................       89,599        190,015
 Minoan Lines S.A......................................      123,327        235,042
 Mytilineos Holdings S.A...............................       49,570        186,167
 Nikas S.A.............................................       35,183        126,218
 *Notos Com.Holdings S.A...............................       11,808         22,725
 *P.D. Papoutsanis S.A.................................       10,660         15,436
 Pantechniki S.A.......................................       23,774         63,300
 Petzetakis S.A........................................       26,500        113,884
 *Proodeftiki Technical Co.............................       70,100        108,059
 *Sanyo Hellas S.A.....................................      134,651        178,631
 Sato S.A..............................................       33,260         43,191
 Selected Textile Industry Assoc. S.A..................       83,000        166,715
 *Sfakianakis S.A......................................       19,670         41,715
 *Sheet Steel S.A......................................       45,900         45,026
 Shelman...............................................       68,018        177,291
 *Stabilton S.A........................................      145,100         54,223
 *Strintzis Shipping Lines S.A.........................      192,036        240,406
 TEB S.A. (Volos Technical Co.)........................       30,000         77,635
 Technical Olympic S.A.................................      217,480        910,239
 *Technodomi M.Travlos Br. Com. & Constr. Co. S.A......       23,730         32,146

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Terna Tourist Technical & Maritime S.A................       33,100   $    146,576
 Themeliodomi..........................................       53,760        253,132
 Thrace Plastics Co. S.A...............................       31,700         50,050
 Veterin...............................................       26,396        131,685
 Vioter S.A............................................       30,645         66,421
 *Vis Container Manufacturing Co.......................        3,111         11,916
                                                                       ------------
TOTAL -- GREECE
  (Cost $9,893,637)....................................                   9,718,999
                                                                       ------------
BELGIUM -- (1.5%)
COMMON STOCKS -- (1.5%)
 Banque Nationale de Belgique..........................          380        726,707
 Bekaert SA............................................       34,000      1,588,206
 #Belge des Betons.....................................          626        538,047
 CFE (Compagnie Francois d'Entreprises)................        2,996        714,020
 Cie Martime Belge SA..................................       28,600      1,510,973
 Cofinimmo SA..........................................       12,605      1,082,222
 Engrais Rosier SA.....................................          200         14,200
 Floridienne NV........................................        1,900        104,728
 *Immobel (Cie Immobiliere de Belgique SA).............       17,260        889,292
 *Ion Beam Application SA..............................       49,700        522,821
 *Ipso-Ilg SA..........................................        7,200         36,323
 *Papeteries de Catala SA..............................          450         75,631
 Plantations Nord-Sumatra SA...........................          421         62,537
 #*Quick Restaurants SA................................       10,952        129,944
 #Recticel SA..........................................       58,686        652,438
 *SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................          275         20,425
 Sapec SA..............................................        6,401        236,213
 *Spector Photo Group SA...............................       11,701        136,753
 Telindus Group SA.....................................       82,100        452,536
 *Ter Beke NV..........................................        1,650         77,845
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $10,190,880)...................................                   9,571,861
                                                                       ------------
NEW ZEALAND -- (1.4%)
COMMON STOCKS -- (1.4%)
 *AFFCO Holdings, Ltd..................................      878,880        101,029
 *Advantage Group, Ltd.................................      180,000         37,934
 CDL Hotels NZ, Ltd....................................    1,072,200        128,387
 *CDL Investments NZ, Ltd..............................      602,590         53,395
 Cavalier Corp., Ltd...................................       47,162        142,763
 *Cedenco Foods, Ltd...................................       42,000         42,245
 Colonial Motor Co., Ltd...............................       77,580        105,901
 DB Group, Ltd.........................................      180,500        514,400
 *Evergreen Forests, Ltd...............................      470,500        134,086
 Fletcher Building, Ltd................................      240,372        332,727
 #*Fletcher Challenge Forests, Ltd.....................    2,619,300        326,186
 Hellaby Holdings, Ltd.................................      149,400        193,206
 Independent Newspapers, Ltd. (Auckland)...............    1,385,541      2,667,792
 *Met Lifecare, Ltd....................................      161,905        104,689
 *New Zealand Oil & Gas, Ltd...........................      290,746         57,096
 Northland Port Corp. (New Zealand), Ltd...............      111,426        138,761
 Owens Group, Ltd......................................       86,200         45,416
 *Pan Pacific Petroleum NL.............................      290,746         11,419
 Reid Farmers, Ltd.....................................       13,948          7,683
 *Richina Pacific, Ltd.................................      204,626         66,646
                                                            SHARES           VALUE+
                                                            ------           ------
 Sanford, Ltd..........................................      293,500   $    766,145
 South Port New Zealand, Ltd...........................       71,088         57,883
 Steel & Tube Holdings, Ltd............................      250,000        354,436
 *Tasman Agriculture, Ltd..............................      228,576         60,214
 *Tasman Farms.........................................      228,576              0
 Taylors Group, Ltd....................................       42,000         33,193
 Tourism Holdings, Ltd.................................      259,221        117,951
 Tower, Ltd............................................      440,277      1,012,217
 *Trans Tasman Properties, Ltd.........................    1,687,140        202,022
 *Tranz Rail Holdings, Ltd.............................      432,300        714,350
 Williams & Kettle, Ltd................................       45,022         77,631
 Wrightson, Ltd........................................      480,700        253,264
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,936,060)....................................                   8,861,067
                                                                       ------------
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.0%)
Capital Properties New Zealand, Ltd. Notes
 8.500%, 04/15/05
   (Cost $144,704).....................................  $       320        155,846
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $6,272).......................................                       6,443
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $7,087,036)....................................                   9,023,356
                                                                       ------------
                                                            SHARES
                                                            ------
NORWAY -- (1.4%)
COMMON STOCKS -- (1.4%)
 Askia Invest ASA......................................       93,000         30,760
 Awilco ASA Series A...................................       45,200         94,778
 #Bonheur ASA..........................................       20,755        349,715
 *Brovig Asa...........................................          634          1,227
 *C. Tybring-Gjedde ASA................................      125,400         26,608
 *Choice Hotel Scandinavia ASA.........................       13,000         30,829
 *Dale of Norway Holding ASA...........................       18,200         27,259
 *Den Norske Oljeselkapet..............................       93,500        162,212
 #Farstad Shipping ASA.................................       65,000        397,528
 *Fred Olsen Energy ASA................................      113,400        551,996
 #Ganger Rolf ASA......................................       17,150        278,269
 *Gresvig ASA..........................................       13,300         21,912
 #Hafslund ASA.........................................       45,500        221,480
 Hydralift AS..........................................       15,000        133,861
 *Kenor ASA............................................       88,500         47,829
 #*Kvaerner ASA........................................    1,024,049      1,150,327
 *Kverneland ASA.......................................       23,857        375,184
 Leif Hoegh & Co. ASA..................................       80,400        983,422
 *Merkantildata ASA....................................      341,300        247,071
 *Nera ASA.............................................      232,411        362,597
 *Nomadic Shipping ASA.................................       90,791         14,731
 #Nordlandsbanken ASA..................................       67,232        553,832
 #*Ocean Rig ASA.......................................      290,170        282,491
 #Odfjell ASA Series A.................................       52,474        910,368
 *Petrolia Drilling ASA................................       73,000         13,667
 *Raufoss Ammunisjonfabrikker ASA......................        3,100          9,905
 *SAS AB...............................................       38,000        263,229
 *Sagatex Holding ASA..................................       18,200         12,494
 *Scana Industrier ASA.................................       33,500          2,174
 *Sensonor ASA.........................................       97,954        100,130

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Sinvest ASA..........................................      218,372   $     17,989
 #Smedvig ASA Series A.................................       61,200        519,420
 *Software Innovation ASA..............................        6,709         34,332
 Tandberg Data ASA.....................................       62,700         41,868
 #Veidekke ASA.........................................        7,000         57,663
 #Wilhelmshaven (Wilhelm), Ltd. ASA....................       44,700        485,383
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,701,585)...................................                   8,814,540
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $11,777)......................................                      11,829
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Ocean Rig ASA Rights 06/12/02........................       69,459              0
                                                                       ------------
TOTAL -- NORWAY
  (Cost $11,713,362)...................................                   8,826,369
                                                                       ------------
AUSTRIA -- (1.1%)
COMMON STOCKS -- (1.1%)
 Allgemeine Sparkasse Baugesellschaft..................          120         11,771
 *Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................       32,640        283,590
 #BBAG Oesterreichische Brau-Beteiligungs AG...........       20,882      1,262,218
 #Bau Holding AG.......................................       15,853        550,950
 Bohler Uddeholm AG....................................       26,290      1,220,443
 Brau Union Goess-Reinighaus AG........................       23,900      1,341,932
 *Constantia-Iso Holding AG............................       17,000        123,880
 #Flughafen Wien AG....................................       37,104      1,227,106
 *Frauenthal Keramik AG................................        1,308         20,786
 *General Partners Inmobilienbesitz AG.................        5,900          8,489
 Linz Textil Holding AG................................          200         29,896
 *Rhi AG, Wien.........................................       17,047        113,074
 Rosenbauer International AG...........................        1,462         38,995
 Va Technologie AG.....................................       14,400        450,408
 *Vogel and Noot Waermetechnik AG......................        8,125         81,296
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $6,901,516)....................................                   6,764,834
                                                                       ------------
IRELAND -- (1.0%)
COMMON STOCKS -- (1.0%)
 Abbey P.L.C...........................................       82,403        369,524
 *Arcon International Resources P.L.C..................      441,600         12,377
 Ardagh P.L.C..........................................       77,019         79,150
 Arnotts P.L.C.........................................       38,564        353,074
 Barlo Group P.L.C.....................................      582,616        141,519
 *Dragon Oil P.L.C.....................................      555,000        129,626
 *Dunloe Ewart P.L.C...................................      611,547        177,113
 Green Property Co.....................................      236,779      2,035,115
 Greencore Group P.L.C.................................      160,072        475,555
 IFG Group P.L.C.......................................       83,471        218,349
 *ITG Group P.L.C......................................      109,121        285,446
                                                            SHARES           VALUE+
                                                            ------           ------
 Irish Continental Group P.L.C.........................       19,681   $    158,126
 Jurys Hotel Group P.L.C...............................       96,417        945,803
 Kerry Group P.L.C.....................................       31,322        450,638
 *Oakhill Group P.L.C..................................       69,119          3,874
 Readymix P.L.C........................................       80,250        138,699
 Ryan Hotels P.L.C.....................................      260,088        208,967
                                                                       ------------
TOTAL -- IRELAND
  (Cost $5,640,899)....................................                   6,182,955
                                                                       ------------
CANADA -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Canadian Dollars
   (Cost $333,350).....................................                     347,131
                                                                       ------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *MBF Holdings Berhad..................................    1,521,000         82,054
 *Promet Berhad........................................      201,000         15,339
 *Rekapacific Berhad...................................      130,000         15,737
 *Saship Holdings Berhad...............................      361,000         84,550
 *Silverstone Berhad...................................       66,920              0
 *Wing Tiek Holdings Berhad............................       86,000         20,142
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $964,760)......................................                     217,822
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $95,148)......................................                      98,174
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.
   (Cost $14,946)......................................        9,760          2,245
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.70%, 09/12/02, valued at $15,350,860) to be
   repurchased at $15,126,105
   (Cost $15,124,000)..................................  $    15,124     15,124,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $689,966,835)++....                $624,360,452
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $689,968,835.
   @  Denominated in local currency or the Euro.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                           EMERGING MARKETS PORTFOLIO

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                                                 VALUE+
                                                                                 ------
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company..................................                  $355,790,715
                                                                              ------------
    Total Investments (100%) (Cost $371,297,782) ++.........                  $355,790,715
                                                                              ============

--------------
++The cost for federal income tax purposes is $374,810,752

                      EMERGING MARKETS SMALL CAP PORTFOLIO

                                  MAY 31, 2002

                                  (UNAUDITED)

                                                                                VALUE+
                                                                                ------
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company..............................                  $24,853,585
                                                                              -----------
    Total Investments (100%) (Cost $26,937,167) ++..........                  $24,853,585
                                                                              ===========

--------------
++The cost for federal income tax purposes is $26,937,167

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                                  MAY 31, 2002

                                  (UNAUDITED)

                                                                SHARES            VALUE+
                                                                ------            ------
Investment in The DFA One-Year Fixed Income Series of The
  DFA Investment Trust Company..............................                   $887,052,017
                                                                               ------------
    Total Investments (100%) (Cost $872,205,537) ++.........  87,740,061       $887,052,017
                                                                               ============

--------------
++The cost for federal income tax purposes is $877,321,167

                   DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                  MAY 31, 2002

                                  (UNAUDITED)

                                                                SHARES            VALUE+
                                                                ------            ------
Investment in The DFA Two-Year Global Fixed Income Series of
  The DFA Investment Trust Company..........................                   $689,294,189
                                                                               ------------
    Total Investments (100%) (Cost $667,771,221) ++.........  68,179,445       $689,294,189
                                                                               ============

--------------
++The cost for federal income tax purposes is $675,811,110
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (99.0%)
Federal Farm Credit Bank
    5.125%, 09/06/06...................................    $ 4,000     $  4,078,764
    6.380%, 11/27/06...................................      3,000        3,205,548
    4.875%, 12/19/06...................................     24,420       24,622,833
Federal Home Loan Bank
    5.250%, 08/15/06...................................     94,000       96,333,456
    4.875%, 11/15/06...................................     15,000       15,130,185
    6.500%, 11/15/06...................................      3,000        3,222,882
    6.900%, 02/07/07...................................     10,000       10,927,690
    4.875%, 02/15/07...................................      1,000        1,007,210
    5.375%, 02/15/07...................................      4,000        4,113,572
Student Loan Marketing Association
    5.250%, 03/15/06...................................     72,875       74,906,755
Tennessee Valley Authority
    6.375%, 06/15/05...................................     25,000       26,676,275
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $264,426,080)..................................                 264,225,170
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by FHLMC Notes 7.00%,
   02/15/03, valued at $2,747,126) to be repurchased at
   $2,706,377
   (Cost $2,706,000)...................................      2,706        2,706,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $267,132,080)++................................                $266,931,170
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $267,132,080.

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (76.6%)
BONDS -- (52.0%)
Abbott Laboratories
    6.400%, 12/01/06...................................   $   17,000   $ 18,099,645
Asian Development Bank
    4.875%, 02/05/07...................................       19,000     19,146,300
Bank Austria AG Medium Term Notes
    5.750%, 06/08/06...................................       13,500     14,000,850
British Columbia (Province of) Corporate Bonds
    4.625%, 10/03/06...................................       17,100     17,116,262
CDC IXIS
    4.125%, 11/21/06...................................       16,000     15,603,200
Citicorp, Inc. Corporate Bonds
    5.750%, 05/10/06...................................       19,300     20,009,487
ELF Aquitaine SA Medium Term Notes
    7.000%, 10/05/05...................................       16,000     17,251,200
Eksportfinans ASA
    5.750%, 06/06/06...................................       10,000     10,301,160
European Investment Bank
    4.625%, 03/01/07...................................       18,000     17,960,400
Gillette Co.
    5.000%, 12/21/06...................................        8,500      8,546,750
Glaxo Wellcome, Inc. Medium Term Notes
    6.125%, 01/25/06...................................       15,243     16,020,393
Heller Financial, Inc. Corporate Bonds
    6.375%, 03/15/06...................................       16,000     16,876,944
International Finance Corp.
    4.750%, 04/30/07...................................       18,600     18,616,108
JP Morgan Chase & Co. Corporate Bonds
    5.625%, 08/15/06...................................        9,000      9,214,164
    5.350%, 03/01/07...................................        9,500      9,564,496
KFW International Finance, Inc. Corporate Bonds
    5.250%, 06/28/06...................................       10,000     10,201,740
    4.750%, 01/24/07...................................        9,000      9,034,920
Landwirtschaft Rentenbank Corporate Bonds
    4.500%, 10/23/06...................................       16,000     15,915,088
Merck & Co., Inc. Corporate Bonds
    5.250%, 07/01/06...................................       16,000     16,268,736
Novartis Finance Corp. Medium Term Notes
    6.625%, 10/18/05...................................        3,588      3,847,054
Oesterrich Kontrollbank Corporate Bonds
    5.500%, 01/20/06...................................       16,000     16,470,000
Rabobank Medium Term Notes
    4.875%, 01/25/07...................................       18,500     18,546,250
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Wal-Mart Stores, Inc. Corporate Bonds
    5.450%, 08/01/06...................................   $   13,500   $ 13,947,080
    8.000%, 09/15/06...................................        4,775      5,353,381
Wells Fargo & Co. Corporate Bonds
    5.900%, 05/21/06...................................       16,000     16,620,000
                                                                       ------------
TOTAL BONDS
  (Cost $352,651,950)..................................                 354,531,608
                                                                       ------------
AGENCY OBLIGATIONS -- (19.5%)
Federal Home Loan Bank
    4.125%, 11/15/06...................................       22,000     21,524,690
    4.875%, 11/15/06...................................       37,500     37,825,462
    4.875%, 05/15/07...................................        3,000      3,016,428
Federal Home Loan Mortgage Corporation
    4.875%, 03/15/07...................................       21,000     21,165,459
Federal National Mortgage Association
    5.000%, 01/15/07...................................       42,000     42,666,246
    5.250%, 04/15/07...................................        6,400      6,546,022
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $131,561,561)..................................                 132,744,307
                                                                       ------------
COMMERCIAL PAPER -- (5.1%)
Ciesco L.P.
    1.770%, 06/19/02...................................        9,000      8,992,959
Corporate Asset Funding
    1.760%, 06/05/02...................................       19,000     18,998,163
Sheffield Receivables Corp.
    1.790%, 06/20/02...................................        7,000      6,994,149
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $34,981,706)...................................                  34,985,271
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $519,195,217)..................................                 522,261,186
                                                                       ------------
CANADA -- (8.3%)
BONDS -- (8.3%)
British Columbia Municipal Finance Authority
    7.250%, 09/25/06...................................       11,463      8,094,883
Canada Mortgage and Housing Corp.
    5.250%, 12/01/06...................................       19,400     12,780,549
Government of Canada
    7.000%, 12/01/06...................................       26,900     19,034,838
Swedish Export Credit Corp. Medium Term Notes
    4.750%, 12/20/06...................................       26,052     16,770,671
                                                                       ------------
TOTAL -- CANADA
  (Cost $55,202,851)...................................                  56,680,941
                                                                       ------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
AUSTRALIA -- (6.3%)
BONDS -- (6.3%)
Eksportfinans ASA
    7.250%, 04/07/04...................................   $    8,000   $  4,609,985
New South Wales Treasury Corp.
    7.000%, 04/01/04...................................       33,000     19,012,454
Queensland Treasury Corp.
    8.000%, 05/14/03...................................       33,000     19,083,437
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $38,415,737)...................................                  42,705,876
                                                                       ------------
SWEDEN -- (3.3%)
BONDS -- (3.3%)
Denmark (Kingdom of)
    5.375%, 09/15/03...................................      140,000     14,419,043
Kommuninvest
    5.875%, 01/15/04...................................       80,000      8,270,670
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $22,319,626)...................................                  22,689,713
                                                                       ------------
UNITED KINGDOM -- (2.6%)
BONDS -- (2.6%)
Abbey National Treasury Services P.L.C.
    6.500%, 03/05/04...................................        9,000     13,424,339
Hypothekenbank In Essen AG
    6.875%, 11/12/04...................................        3,000      4,526,791
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $17,848,667)...................................                  17,951,130
                                                                       ------------
JAPAN -- (2.3%)
BONDS -- (2.3%)
Proctor & Gamble Co.
    1.500%, 12/07/05
      (Cost $16,250,211)...............................    1,861,000     15,549,231
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.70%, 09/12/02, valued at $4,008,855) to be
   repurchased at $3,949,550
   (Cost $3,949,000)...................................        3,949      3,949,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $673,181,309)++................................                $681,787,077
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $673,181,309.
   @  Denominated in local currency or the Euro.

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (61.1%)
Federal Farm Credit Bank
    6.300%, 08/08/07...................................    $ 6,000     $  6,394,830
    6.400%, 10/09/07...................................      2,500        2,674,732
    6.000%, 01/07/08...................................      5,000        5,248,245
    6.450%, 10/07/09...................................      2,000        2,134,108
    7.160%, 05/19/10...................................      3,000        3,332,784
    6.700%, 11/22/10...................................      2,000        2,163,584
    6.135%, 12/13/10...................................      4,000        4,163,636
    5.750%, 01/18/11...................................      3,000        3,043,821
    5.893%, 03/07/11...................................     11,000       11,337,480
    6.740%, 04/11/11...................................      1,000        1,079,719
    6.260%, 12/02/11...................................      2,000        2,093,948
    6.280%, 11/26/12...................................      3,000        3,139,719
    6.060%, 05/28/13...................................      3,600        3,690,216
    8.160%, 09/30/14...................................      3,615        4,322,929
Federal Home Loan Bank
    6.375%, 08/15/06...................................      8,000        8,543,848
    6.900%, 02/07/07...................................      9,000        9,834,921
    6.370%, 09/26/07...................................      7,425        7,963,736
    6.200%, 10/10/07...................................      2,000        2,128,710
    5.895%, 01/14/08...................................      2,100        2,202,453
    6.030%, 01/30/08...................................      2,000        2,110,602
    7.000%, 02/15/08...................................      2,000        2,207,096
    5.905%, 03/27/08...................................      4,000        4,192,208
    6.185%, 05/06/08...................................      1,000        1,061,633
    6.045%, 05/22/08...................................      1,000        1,054,266
    5.945%, 07/28/08...................................      6,000        6,285,990
    5.915%, 08/25/08...................................      3,000        3,136,332
    5.800%, 09/02/08...................................      3,000        3,117,024
    5.550%, 11/17/08...................................      5,000        5,115,875
    5.315%, 12/23/08...................................     10,000       10,090,260
    5.545%, 02/17/09...................................      3,000        3,060,720
    5.950%, 03/16/09...................................      5,550        5,787,290
    5.863%, 04/22/09...................................      9,000        9,333,279
    6.730%, 06/22/09...................................      2,500        2,719,298
    6.500%, 11/13/09...................................      9,000        9,659,988
    7.200%, 06/14/11...................................      3,000        3,347,424
Federal Home Loan Mortgage Corporation
    6.130%, 02/27/06...................................      1,000        1,061,900
    7.100%, 04/10/07...................................      2,000        2,207,384
    6.480%, 12/05/11...................................      2,000        2,135,934
Federal National Mortgage Association
    6.220%, 03/13/06...................................      3,070        3,257,681
    6.890%, 04/25/06...................................      1,525        1,653,407
    6.570%, 08/22/07...................................      2,000        2,156,004
    6.470%, 09/25/12...................................      3,410        3,622,678
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
Student Loan Marketing Association
    5.850%, 06/01/07...................................    $ 1,000     $  1,046,561
Tennessee Valley Authority
    5.375%, 11/13/08...................................      8,000        8,093,368
    6.000%, 03/15/13...................................     11,000       11,232,562
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $183,947,296)..................................                 194,240,183
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (37.4%)
U.S. Treasury Bonds
    9.375%, 02/15/06...................................     11,000       13,013,517
    11.250%, 02/15/15..................................     11,000       16,857,071
    10.625%, 08/15/15..................................      6,000        8,891,250
    9.875%, 11/15/15...................................      6,000        8,486,250
    9.250%, 02/15/16...................................      9,000       12,198,870
    7.250%, 05/15/16...................................      7,000        8,132,579
U.S. Treasury Notes
    7.000%, 07/15/06...................................     10,000       11,074,610
    6.500%, 10/15/06...................................      1,000        1,090,469
    6.625%, 05/15/07...................................      6,000        6,597,654
    6.125%, 08/15/07...................................      5,000        5,389,260
    5.625%, 05/15/08...................................     11,000       11,593,824
    5.500%, 05/15/09...................................      5,000        5,218,945
    6.000%, 08/15/09...................................      3,000        3,215,274
    7.500%, 11/15/16...................................      6,000        7,122,420
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $114,921,162)..................................                 118,881,993
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.68%, 06/27/02, valued at $4,772,028) to be
   repurchased at $4,701,654
   (Cost $4,701,000)...................................      4,701        4,701,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $303,569,458)++................................                $317,823,176
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $303,569,458.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2002
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

                                                                  U.S.            ENHANCED             U.S.              U.S.
                                                                 LARGE           U.S. LARGE           LARGE            SMALL XM
                                                                COMPANY            COMPANY          CAP VALUE            VALUE
                                                               PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                              ------------       -----------       ------------       -----------
ASSETS:
Investments at Value...................................       $   793,548        $   98,443        $ 1,236,851        $   81,815
Receivable for Fund Shares Sold........................               568                80                806                11
Prepaid Expenses and Other Assets......................                26                 9                 --                25
                                                              -----------        ----------        -----------        ----------
    Total Assets.......................................           794,142            98,532          1,237,657            81,851
                                                              -----------        ----------        -----------        ----------
LIABILITIES:
Payables:
  Investment Securities Purchased......................               248                58                621                11
  Fund Shares Redeemed.................................               320                22                185                --
Accrued Expenses and Other Liabilities.................                70                17                186                 5
                                                              -----------        ----------        -----------        ----------
    Total Liabilities..................................               638                97                992                16
                                                              -----------        ----------        -----------        ----------
NET ASSETS.............................................       $   793,504        $   98,435        $ 1,236,665        $   81,835
                                                              ===========        ==========        ===========        ==========
SHARES OUTSTANDING $.01 PAR VALUE......................        25,287,549        11,759,827         75,629,699         5,619,379
                                                              ===========        ==========        ===========        ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................       $     31.38        $     8.37        $     16.35        $    14.56
                                                              ===========        ==========        ===========        ==========
Investments at Cost....................................       $   704,254        $  113,992        $ 1,041,377        $   69,446
                                                              ===========        ==========        ===========        ==========

                                                              U.S.                                                       DFA
                                                            SMALL CAP             U.S.               U.S.            REAL ESTATE
                                                              VALUE            SMALL CAP           MICRO CAP          SECURITIES
                                                            PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                          -------------       ------------       -------------       ------------
ASSETS:
Investments at Value...............................       $  3,290,349        $   980,951        $  1,856,336        $   393,676
Collateral for Securities Loaned...................                 --                 --                  --             16,202
Receivables:
  Dividends and Interest...........................                 --                 --                  --                293
  Investment Securities Sold.......................              4,075                992                  --                  1
  Fund Shares Sold.................................              1,514                317                 775                386
Prepaid Expenses and Other Assets..................                 18                  6                   6                 18
                                                          ------------        -----------        ------------        -----------
    Total Assets...................................          3,295,956            982,266           1,857,117            410,576
                                                          ------------        -----------        ------------        -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned..................                 --                 --                  --             16,202
  Investment Securities Purchased..................                 --                 --                 346                 --
  Fund Shares Redeemed.............................              5,589              1,309                 429                138
Accrued Expenses and Other Liabilities.............                911                312                 789                144
                                                          ------------        -----------        ------------        -----------
    Total Liabilities..............................              6,500              1,621               1,564             16,484
                                                          ------------        -----------        ------------        -----------
NET ASSETS.........................................       $  3,289,456        $   980,645        $  1,855,553        $   394,092
                                                          ============        ===========        ============        ===========
SHARES OUTSTANDING $.01 PAR VALUE..................        155,075,000         69,611,509         173,978,624         24,714,616
                                                          ============        ===========        ============        ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE............................................       $      21.21        $     14.09        $      10.67        $     15.95
                                                          ============        ===========        ============        ===========
Investments at Cost................................       $  2,563,679        $   894,227        $  1,526,620        $   328,699
                                                          ============        ===========        ============        ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

                                                                                INTERNATIONAL        JAPANESE         PACIFIC RIM
                                                              LARGE CAP             SMALL              SMALL             SMALL
                                                            INTERNATIONAL          COMPANY            COMPANY           COMPANY
                                                              PORTFOLIO           PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                            -------------       -------------       -----------       -----------
ASSETS:
Investments at Value.................................        $   367,765         $   480,456        $   77,482        $   78,012
Collateral for Securities Loaned.....................             25,289                  --                --                --
Cash.................................................                 16                  15                --                --
Receivables:
  Dividends, Interest and Tax Reclaims...............              1,069                  --                --                --
  Investment Securities Sold.........................                 12                  --                21                --
  Fund Shares Sold...................................                269                 437                 5                --
Prepaid Expenses and Other Assets....................                  6                   3                 5                 7
                                                             -----------         -----------        ----------        ----------
    Total Assets.....................................            394,426             480,911            77,513            78,019
                                                             -----------         -----------        ----------        ----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned....................             25,289                  --                --                --
  Investment Securities Purchased....................              9,492                 800                --                --
  Fund Shares Redeemed...............................                121                 101                26                --
Accrued Expenses and Other Liabilities...............                140                 169                31                29
                                                             -----------         -----------        ----------        ----------
    Total Liabilities................................             35,042               1,070                57                29
                                                             -----------         -----------        ----------        ----------
NET ASSETS...........................................        $   359,384         $   479,841        $   77,456        $   77,990
                                                             ===========         ===========        ==========        ==========
SHARES OUTSTANDING $.01 PAR VALUE....................         25,531,889          55,817,789         8,552,956         8,855,042
                                                             ===========         ===========        ==========        ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE..............................................        $     14.08         $      8.60        $     9.06        $     8.81
                                                             ===========         ===========        ==========        ==========
Investments at Cost..................................        $   401,962         $   507,945        $  228,326        $  119,240
                                                             ===========         ===========        ==========        ==========

                                                                                                      DFA
                                                             UNITED            CONTINENTAL       INTERNATIONAL
                                                          KINGDOM SMALL           SMALL            SMALL CAP           EMERGING
                                                             COMPANY             COMPANY             VALUE             MARKETS
                                                            PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                         ---------------       -----------       -------------       ------------
ASSETS:
Investments at Value..............................         $   43,172          $   89,615         $   624,360        $   355,791
Collateral for Securities Loaned..................                 --                  --              68,893                 --
Cash..............................................                 --                  --                  16                 --
Receivables:
  Dividends, Interest and Tax Reclaims............                 --                  --               4,117                 --
  Investment Securities Sold......................                 --                  --                 941                 --
  Fund Shares Sold................................                 --                  --                 454                130
Prepaid Expenses and Other Assets.................                  4                  11                   4                 11
                                                           ----------          ----------         -----------        -----------
    Total Assets..................................             43,176              89,626             698,785            355,932
                                                           ----------          ----------         -----------        -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.................                 --                  --              68,893                 --
  Investment Securities Purchased.................                 --                  --                 387                  2
  Fund Shares Redeemed............................                 --                  --                  93                128
Accrued Expenses and Other Liabilities............                 16                  37                 416                129
                                                           ----------          ----------         -----------        -----------
    Total Liabilities.............................                 16                  37              69,789                259
                                                           ----------          ----------         -----------        -----------
NET ASSETS........................................         $   43,160          $   89,589         $   628,996        $   355,673
                                                           ==========          ==========         ===========        ===========
SHARES OUTSTANDING $.01 PAR VALUE.................          2,540,662           8,864,470          74,345,512         36,298,885
                                                           ==========          ==========         ===========        ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................         $    16.99          $    10.11         $      8.46        $      9.80
                                                           ==========          ==========         ===========        ===========
Investments at Cost...............................         $   35,960          $   76,226         $   689,967        $   371,298
                                                           ==========          ==========         ===========        ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

                                                                                                              DFA
                                                                    EMERGING              DFA              TWO-YEAR
                                                                     MARKETS           ONE-YEAR          GLOBAL FIXED
                                                                    SMALL CAP        FIXED INCOME           INCOME
                                                                    PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                                   -----------       -------------       -------------
ASSETS:
Investments at Value........................................       $   24,854         $   887,052         $   689,294
Receivables:
  Investment Securities Sold................................               --               4,432                  --
  Fund Shares Sold..........................................               79                 869                 506
Prepaid Expenses and Other Assets...........................               33                   9                  22
                                                                   ----------         -----------         -----------
    Total Assets............................................           24,966             892,362             689,822
                                                                   ----------         -----------         -----------
LIABILITIES:
Payables:
  Investment Securities Purchased...........................               79                  --                  70
  Fund Shares Redeemed......................................               --               5,301                 436
Accrued Expenses and Other Liabilities......................               16                  87                  87
                                                                   ----------         -----------         -----------
    Total Liabilities.......................................               95               5,388                 593
                                                                   ----------         -----------         -----------
NET ASSETS..................................................       $   24,871         $   886,974         $   689,229
                                                                   ==========         ===========         ===========
SHARES OUTSTANDING $.01 PAR VALUE...........................        3,777,099          86,048,124          68,720,510
                                                                   ==========         ===========         ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....       $     6.58         $     10.31         $     10.03
                                                                   ==========         ===========         ===========
Investments at Cost.........................................       $   26,937         $   872,206         $   667,771
                                                                   ==========         ===========         ===========

                                                                                                              DFA
                                                                                           DFA            INTERMEDIATE
                                                                       DFA              FIVE-YEAR          GOVERNMENT
                                                                    FIVE-YEAR         GLOBAL FIXED           FIXED
                                                                    GOVERNMENT           INCOME              INCOME
                                                                    PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                                   ------------       -------------       ------------
ASSETS:
Investments at Value........................................       $   266,931         $   681,787        $   317,823
Cash........................................................                --                  16                 --
Receivables:
  Interest..................................................             3,892              10,678              4,267
  Fund Shares Sold..........................................                93                 705                 --
Prepaid Expenses and Other Assets...........................                13                  16                 20
                                                                   -----------         -----------        -----------
    Total Assets............................................           270,929             693,202            322,110
                                                                   -----------         -----------        -----------
LIABILITIES:
Payables:
  Fund Shares Redeemed......................................               235                 370                 --
  Unrealized Loss on Forward Currenecy Contracts............                --               3,664                 --
Accrued Expenses and Other Liabilities......................                70                 275                 58
                                                                   -----------         -----------        -----------
    Total Liabilities.......................................               305               4,309                 58
                                                                   -----------         -----------        -----------
NET ASSETS..................................................       $   270,624         $   688,893        $   322,052
                                                                   ===========         ===========        ===========
SHARES OUTSTANDING $.01 PAR VALUE...........................        25,663,556          66,026,316         27,330,831
                                                                   ===========         ===========        ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....       $     10.55         $     10.43        $     11.78
                                                                   ===========         ===========        ===========
Investments at Cost.........................................       $   267,132         $   673,181        $   303,569
                                                                   ===========         ===========        ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                                    ENHANCED      U.S.
                                                     U.S. LARGE    U.S. LARGE   LARGE CAP       U.S.
                                                       COMPANY       COMPANY      VALUE    SMALL XM VALUE
                                                      PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                    -------------  -----------  ---------  --------------
INVESTMENT INCOME
  Dividends.......................................    $  5,654            --          --           --
  Interest........................................         104            --          --           --
  Income from Securities Lending..................          22            --          --           --
  Income Distributions Received from
    The DFA Investment Trust Company..............          --       $   625     $ 4,339      $   201
  Expenses Allocated from Master Fund.............        (216)           --          --           --
                                                      --------       -------     -------      -------
      Total Investment Income.....................       5,564           625       4,339          201
                                                      --------       -------     -------      -------
EXPENSES
  Administrative Services.........................         877            71         870          116
  Accounting & Transfer Agent Fees................         101             7          26            7
  Legal Fees......................................           7             1          10            1
  Audit Fees......................................           1             1           2           --
  Filing Fees.....................................          13             7          16            8
  Shareholders' Reports...........................           9             1          26           --
  Directors' Fees and Expenses....................           4            --           7           --
  Organizational Expenses.........................          --            --          --           27
  Other...........................................           2            --           1            1
                                                      --------       -------     -------      -------
      Total Expenses..............................       1,014            88         958          160
  Less: Fees Waived and/or Expenses Reimbursed....        (619)           --          --          (18)
                                                      --------       -------     -------      -------
  Net Expenses....................................         395            88         958          142
                                                      --------       -------     -------      -------
  NET INVESTMENT INCOME (LOSS)....................       5,169           537       3,381           59
                                                      --------       -------     -------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES
  Capital Gain Distributions Received from
    The DFA Investment Trust Company..............          --            --          --       10,174
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      (5,544)       (9,358)     (2,122)      (1,208)
  Net Realized Gain (Loss) on Futures.............      (1,280)           --          --           --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities.........................     (46,570)        2,912      94,345        4,633
    Futures.......................................          77            --          --           --
                                                      --------       -------     -------      -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........     (53,317)       (6,446)     92,223       13,599
                                                      --------       -------     -------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................    $(48,148)      $(5,909)    $95,604      $13,658
                                                      ========       =======     =======      =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                        U.S.                                    DFA
                                                      SMALL CAP       U.S.        U.S.      REAL ESTATE
                                                        VALUE       SMALL CAP   MICRO CAP    SECURITIES
                                                      PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                    -------------  -----------  ---------  --------------
INVESTMENT INCOME
  Dividends.......................................          --            --          --      $10,438
  Interest........................................          --            --          --           57
  Income from Securities Lending..................          --            --          --            5
  Income Distributions Received from The DFA
    Investment Trust Company......................    $  4,118       $ 1,141    $  2,738           --
                                                      --------       -------    --------      -------
      Total Investment Income.....................       4,118         1,141       2,738       10,500
                                                      --------       -------    --------      -------
EXPENSES
  Investment Advisory Services....................          --            --          --          500
  Administrative Services.........................       4,775         1,454       3,506           --
  Accounting & Transfer Agent Fees................          33            16          18          152
  Custodian Fees..................................          --            --          --           16
  Legal Fees......................................          24             4          12            2
  Audit Fees......................................           5             1           3            9
  Filing Fees.....................................          33            26          26           11
  Shareholders' Reports...........................          40             6          10            2
  Directors' Fees and Expenses....................          16             3           7            1
  Other...........................................           1             1           2            2
                                                      --------       -------    --------      -------
      Total Expenses..............................       4,927         1,511       3,584          695
                                                      --------       -------    --------      -------
  NET INVESTMENT INCOME (LOSS)....................        (809)         (370)       (846)       9,805
                                                      --------       -------    --------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES
  Capital Gain Distributions Received from
    The DFA Investment Trust Company..............     275,408         9,984      26,752           --
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      12,918        (5,493)     (4,716)         245
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................     299,532        51,570     196,312       29,587
                                                      --------       -------    --------      -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........     587,858        56,061     218,348       29,832
                                                      --------       -------    --------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................    $587,049       $55,691    $217,502      $39,637
                                                      ========       =======    ========      =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                                    INTERNATIONAL  JAPANESE     PACIFIC RIM
                                                      LARGE CAP         SMALL        SMALL         SMALL
                                                    INTERNATIONAL      COMPANY      COMPANY       COMPANY
                                                      PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                    --------------  -------------  ---------  ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $352, $671, $88 and $38, respectively)........     $  3,799        $ 5,386      $   501       $ 1,365
  Interest........................................           73            108           19            10
  Income from Securities Lending..................          117            333           87            32
  Expenses Allocated from Master Fund.............           --           (578)         (92)         (110)
                                                       --------        -------      -------       -------
      Total Investment Income.....................        3,989          5,249          515         1,297
                                                       --------        -------      -------       -------
EXPENSES
  Investment Advisory Services....................          418             --           --            --
  Administrative Services.........................           --            792          133           154
  Accounting & Transfer Agent Fees................          197             15           16            16
  Custodian Fees..................................           65             --           --            --
  Legal Fees......................................            3              2            1             1
  Audit Fees......................................           13              1           --             1
  Filing Fees.....................................           29             13            7             8
  Shareholders' Reports...........................            2              6            1            --
  Directors' Fees and Expenses....................            2              1           --            --
  Other...........................................           10              1           --            --
                                                       --------        -------      -------       -------
      Total Expenses..............................          739            831          158           180
  Less: Fees Waived and/or Expenses Reimbursed....           --             --           (2)           (1)
                                                       --------        -------      -------       -------
  Net Expenses....................................          739            831          156           179
                                                       --------        -------      -------       -------
  NET INVESTMENT INCOME (LOSS)....................        3,250          4,418          359         1,118
                                                       --------        -------      -------       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      (17,002)           144       (1,463)         (222)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................           16             22           (9)           (1)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................       23,606         53,675        7,037        12,315
  Translation of Foreign Currency Denominated
    Amounts.......................................           28            127           45            (1)
                                                       --------        -------      -------       -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................        6,648         53,968        5,610        12,091
                                                       --------        -------      -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................     $  9,898        $58,386      $ 5,969       $13,209
                                                       ========        =======      =======       =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                                                      DFA
                                                        UNITED      CONTINENTAL  INTERNATIONAL
                                                    KINGDOM SMALL      SMALL       SMALL CAP       EMERGING
                                                       COMPANY        COMPANY        VALUE          MARKETS
                                                      PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO
                                                    --------------  -----------  -------------  ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $70,
    $189, $1,048 and $542, respectively)..........      $  673        $ 1,222       $ 8,278         $ 3,714
  Interest........................................           5             23           164              86
  Income from Securities Lending..................           2             74           442              --
  Expenses Allocated from Master Fund.............         (55)          (135)           --            (528)
                                                        ------        -------       -------         -------
      Total Investment Income.....................         625          1,184         8,884           3,272
                                                        ------        -------       -------         -------
EXPENSES
  Investment Advisory Services....................          --             --         1,726              --
  Administrative Services.........................          84            168            --             680
  Accounting & Transfer Agent Fees................          16             16           259              33
  Custodian Fees..................................          --             --           134              --
  Legal Fees......................................          --              1             4               2
  Audit Fees......................................          --             --            18               1
  Filing Fees.....................................           7              7            14              12
  Shareholders' Reports...........................          --              1             5               5
  Directors' Fees and Expenses....................          --              1             2               1
  Other...........................................           1             --            17              --
                                                        ------        -------       -------         -------
      Total Expenses..............................         108            194         2,179             734
  Less: Fees Waived and/or Expenses Reimbursed....         (10)            --            --              --
                                                        ------        -------       -------         -------
  Net Expenses....................................          98            194         2,179             734
                                                        ------        -------       -------         -------
  NET INVESTMENT INCOME (LOSS)....................         527            990         6,705           2,538
                                                        ------        -------       -------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................         126          1,064         4,939          (9,151)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................           3             14            (6)            (32)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................       4,574         10,576        78,115          51,097
  Translation of Foreign Currency Denominated
    Amounts.......................................           3             21           201               3
                                                        ------        -------       -------         -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................       4,706         11,675        83,249          41,917
                                                        ------        -------       -------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................      $5,233        $12,665       $89,954         $44,455
                                                        ======        =======       =======         =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                                                      DFA
                                                       EMERGING         DFA         TWO-YEAR          DFA
                                                       MARKETS        ONE-YEAR    GLOBAL FIXED     FIVE-YEAR
                                                      SMALL CAP     FIXED INCOME     INCOME       GOVERNMENT
                                                      PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO
                                                    --------------  ------------  ------------  ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $43,
    $0, $0 and $0, respectively)..................      $  378              --           --             --
  Interest........................................           7              --           --         $5,639
  Income Distributions Received from
    The DFA Investment Trust Company..............          --         $11,509      $ 5,441             --
  Expenses Allocated from Master Fund.............         (50)             --           --             --
                                                        ------         -------      -------         ------
      Total Investment Income.....................         335          11,509        5,441          5,639
                                                        ------         -------      -------         ------
EXPENSES
  Investment Advisory Services....................          --              --           --            253
  Administrative Services.........................          47             403          319             --
  Accounting & Transfer Agent Fees................          16              12           10             48
  Custodian Fees..................................          --              --           --             11
  Legal Fees......................................          --               6            4              1
  Audit Fees......................................           1               1            1              7
  Filing Fees.....................................           7              12           22              9
  Shareholders' Reports...........................          --               9            9              2
  Directors' Fees and Expenses....................          --               4            3              1
  Other...........................................           3               1            1              1
                                                        ------         -------      -------         ------
      Total Expenses..............................          74             448          369            333
                                                        ------         -------      -------         ------
  NET INVESTMENT INCOME (LOSS)....................         261          11,061        5,072          5,306
                                                        ------         -------      -------         ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................         335            (109)        (162)           734
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................         (13)             --           --             --
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................       3,608             508        5,401            136
  Translation of Foreign Currency Denominated
    Amounts.......................................         (64)             --           --             --
                                                        ------         -------      -------         ------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................       3,866             399        5,239            870
                                                        ------         -------      -------         ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................      $4,127         $11,460      $10,311         $6,176
                                                        ======         =======      =======         ======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                         DFA            DFA
                                                      FIVE-YEAR     INTERMEDIATE
                                                        GLOBAL       GOVERNMENT
                                                     FIXED INCOME   FIXED INCOME
                                                      PORTFOLIO      PORTFOLIO
                                                    --------------  ------------
INVESTMENT INCOME
  Interest........................................     $14,581         $ 8,794
                                                       -------         -------
EXPENSES
  Investment Advisory Services....................         806             155
  Accounting & Transfer Agent Fees................         260              54
  Custodian Fees..................................          21              13
  Legal Fees......................................           5               2
  Audit Fees......................................          20               9
  Filing Fees.....................................          22               9
  Shareholders' Reports...........................           9               3
  Directors' Fees and Expenses....................           3               1
  Other...........................................           3               5
                                                       -------         -------
      Total Expenses..............................       1,149             251
                                                       -------         -------
  NET INVESTMENT INCOME (LOSS)....................      13,432           8,543
                                                       -------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................       1,947             161
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................      (8,553)             --
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................      10,042          (2,926)
  Translation of Foreign Currency Denominated
    Amounts.......................................      (4,556)             --
                                                       -------         -------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................      (1,120)         (2,765)
                                                       -------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................     $12,312         $ 5,778
                                                       =======         =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                U.S.                      ENHANCED                      U.S.
                                           LARGE COMPANY             U.S. LARGE COMPANY           LARGE CAP VALUE
                                             PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                     --------------------------   ------------------------   --------------------------
                                      SIX MONTHS       YEAR        SIX MONTHS      YEAR       SIX MONTHS       YEAR
                                        ENDED          ENDED         ENDED         ENDED        ENDED          ENDED
                                       MAY 31,       NOV. 30,       MAY 31,      NOV. 30,      MAY 31,       NOV. 30,
                                         2002          2001           2002         2001          2002          2001
                                     ------------   -----------   ------------   ---------   ------------   -----------
                                     (UNAUDITED)                  (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).....   $   5,169     $   11,005      $    537     $    308     $    3,381    $   19,972
  Capital Gain Distribution
    Received from The DFA
    Investment Trust Company.......          --             --            --           --             --       122,068
  Net Realized Gain (Loss) on
    Investment Securities Sold.....      (5,544)       (12,813)       (9,358)      (3,865)        (2,122)      (21,827)
  Net Realized Gain (Loss) on
    Futures........................      (1,280)            85            --           --             --            --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities..........     (46,570)      (128,320)        2,912       (7,188)        94,345         9,570
    Futures........................          77            (79)           --           --             --            --
                                      ---------     ----------      --------     --------     ----------    ----------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations.....................     (48,148)      (130,122)       (5,909)     (10,745)        95,604       129,783
                                      ---------     ----------      --------     --------     ----------    ----------
Distributions From:
  Net Investment Income............      (5,278)       (11,099)         (579)      (4,992)        (7,513)      (20,896)
  Net Realized Gains...............          --             --            --       (5,527)      (116,431)     (185,512)
  Tax Return of Capital............          --             --            --       (3,121)            --            --
                                      ---------     ----------      --------     --------     ----------    ----------
    Total Distributions............      (5,278)       (11,099)         (579)     (13,640)      (123,944)     (206,408)
                                      ---------     ----------      --------     --------     ----------    ----------
Capital Share Transactions (1):
  Shares Issued....................     131,807        262,974        39,850       32,564        161,014       270,035
  Shares Issued in Lieu of Cash
    Distributions..................       5,253         11,024           570       13,622        122,951       200,418
  Shares Redeemed..................    (142,051)      (318,449)      (26,277)     (20,899)      (185,571)     (472,394)
                                      ---------     ----------      --------     --------     ----------    ----------
  Net Increase (Decrease) From
    Capital Shares Transactions....      (4,991)       (44,451)       14,143       25,287         98,394        (1,941)
                                      ---------     ----------      --------     --------     ----------    ----------
    Total Increase (Decrease)......     (58,417)      (185,672)        7,655          902         70,054       (78,566)
NET ASSETS
  Beginning of Period..............     851,921      1,037,593        90,780       89,878      1,166,611     1,245,177
                                      ---------     ----------      --------     --------     ----------    ----------
  End of Period....................   $ 793,504     $  851,921      $ 98,435     $ 90,780     $1,236,665    $1,166,611
                                      =========     ==========      ========     ========     ==========    ==========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................       4,003          7,422         4,508        3,473         10,112        15,609
   Shares Issued in Lieu of Cash
     Distributions.................         157            304            63        1,327          8,235        12,555
   Shares Redeemed.................      (4,292)        (9,118)       (2,994)      (2,165)       (11,470)      (27,214)
                                      ---------     ----------      --------     --------     ----------    ----------
                                           (132)        (1,392)        1,577        2,635          6,877           950
                                      =========     ==========      ========     ========     ==========    ==========

                                               U.S.
                                          SMALL XM VALUE
                                            PORTFOLIO
                                     ------------------------
                                      SIX MONTHS      YEAR
                                        ENDED         ENDED
                                       MAY 31,      NOV. 30,
                                         2002         2001
                                     ------------   ---------
                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).....    $     59     $    731
  Capital Gain Distribution
    Received from The DFA
    Investment Trust Company.......      10,174        4,690
  Net Realized Gain (Loss) on
    Investment Securities Sold.....      (1,208)        (107)
  Net Realized Gain (Loss) on
    Futures........................          --           --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities..........       4,633        9,216
    Futures........................          --           --
                                       --------     --------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations.....................      13,658       14,530
                                       --------     --------
Distributions From:
  Net Investment Income............      (3,032)      (1,075)
  Net Realized Gains...............      (2,433)      (2,270)
  Tax Return of Capital............          --           --
                                       --------     --------
    Total Distributions............      (5,465)      (3,345)
                                       --------     --------
Capital Share Transactions (1):
  Shares Issued....................      23,566       23,970
  Shares Issued in Lieu of Cash
    Distributions..................       5,407        3,345
  Shares Redeemed..................     (24,461)     (37,008)
                                       --------     --------
  Net Increase (Decrease) From
    Capital Shares Transactions....       4,512       (9,693)
                                       --------     --------
    Total Increase (Decrease)......      12,705        1,492
NET ASSETS
  Beginning of Period..............      69,130       67,638
                                       --------     --------
  End of Period....................    $ 81,835     $ 69,130
                                       ========     ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................       1,735        1,893
   Shares Issued in Lieu of Cash
     Distributions.................         428          306
   Shares Redeemed.................      (1,851)      (3,005)
                                       --------     --------
                                            312         (806)
                                       ========     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                               U.S.                        U.S.                         U.S.
                                         SMALL CAP VALUE                 SMALL CAP                   MICRO CAP
                                            PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                    --------------------------   -------------------------   --------------------------
                                     SIX MONTHS       YEAR        SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                       ENDED          ENDED         ENDED         ENDED         ENDED          ENDED
                                      MAY 31,       NOV. 30,       MAY 31,       NOV. 30,      MAY 31,       NOV. 30,
                                        2002          2001           2002          2001          2002          2001
                                    ------------   -----------   ------------   ----------   ------------   -----------
                                    (UNAUDITED)                  (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....   $     (809)   $   15,850     $    (370)    $   4,265     $     (846)   $    6,361
  Capital Gain Distributions
    Received from The DFA
    Investment Trust Company......      275,408       488,801         9,984        90,920         26,752       298,088
  Net Realized Gain (Loss) on
    Investment Securities Sold....       12,918       (47,117)       (5,493)      (21,101)        (4,716)      (32,124)
  Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities.........      299,532       134,044        51,570        (3,892)       196,312       (38,863)
                                     ----------    ----------     ---------     ---------     ----------    ----------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations....................      587,049       591,578        55,691        70,192        217,502       233,462
                                     ----------    ----------     ---------     ---------     ----------    ----------
Distributions From:
  Net Investment Income...........      (15,985)      (17,555)       (4,198)       (3,811)        (6,979)       (5,881)
  Net Realized Gains..............     (478,237)     (224,587)      (70,653)      (57,486)      (244,135)     (280,944)
                                     ----------    ----------     ---------     ---------     ----------    ----------
    Total Distributions...........     (494,222)     (242,142)      (74,851)      (61,297)      (251,114)     (286,825)
                                     ----------    ----------     ---------     ---------     ----------    ----------
Capital Share Transactions (1):
  Shares Issued...................      349,236       588,625       241,827       298,036        233,814       295,069
  Shares Issued in Lieu of Cash
    Distributions.................      490,066       239,115        74,388        60,329        248,250       280,268
  Shares Redeemed.................     (557,334)     (896,458)     (100,688)     (168,855)      (199,266)     (359,019)
                                     ----------    ----------     ---------     ---------     ----------    ----------
  Net Increase (Decrease) From
    Capital Shares Transactions...      281,968       (68,718)      215,527       189,510        282,798       216,318
                                     ----------    ----------     ---------     ---------     ----------    ----------
    Total Increase (Decrease).....      374,795       280,718       196,367       198,405        249,186       162,955
NET ASSETS
  Beginning of Period.............    2,914,661     2,633,943       784,278       585,873      1,606,367     1,443,412
                                     ----------    ----------     ---------     ---------     ----------    ----------
  End of Period...................   $3,289,456    $2,914,661     $ 980,645     $ 784,278     $1,855,553    $1,606,367
                                     ==========    ==========     =========     =========     ==========    ==========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................       17,324        29,044        16,913        20,979         22,505        28,326
   Shares Issued in Lieu of Cash
     Distributions................       26,809        13,594         5,458         4,581         25,672        29,471
   Shares Redeemed................      (27,129)      (44,767)       (7,110)      (12,266)       (19,042)      (33,906)
                                     ----------    ----------     ---------     ---------     ----------    ----------
                                         17,004        (2,129)       15,261        13,294         29,135        23,891
                                     ==========    ==========     =========     =========     ==========    ==========

                                        DFA REAL ESTATE
                                           SECURITIES
                                           PORTFOLIO
                                    ------------------------
                                     SIX MONTHS      YEAR
                                       ENDED         ENDED
                                      MAY 31,      NOV. 30,
                                        2002         2001
                                    ------------   ---------
                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....    $  9,805     $ 13,603
  Capital Gain Distributions
    Received from The DFA
    Investment Trust Company......          --           --
  Net Realized Gain (Loss) on
    Investment Securities Sold....         245        3,060
  Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities.........      29,587       22,386
                                      --------     --------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations....................      39,637       39,049
                                      --------     --------
Distributions From:
  Net Investment Income...........     (16,524)     (12,393)
  Net Realized Gains..............        (583)          --
                                      --------     --------
    Total Distributions...........     (17,107)     (12,393)
                                      --------     --------
Capital Share Transactions (1):
  Shares Issued...................     104,631       83,483
  Shares Issued in Lieu of Cash
    Distributions.................      16,982       12,288
  Shares Redeemed.................     (33,783)     (48,926)
                                      --------     --------
  Net Increase (Decrease) From
    Capital Shares Transactions...      87,830       46,845
                                      --------     --------
    Total Increase (Decrease).....     110,360       73,501
NET ASSETS
  Beginning of Period.............     283,732      210,231
                                      --------     --------
  End of Period...................    $394,092     $283,732
                                      ========     ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................       6,913        5,891
   Shares Issued in Lieu of Cash
     Distributions................       1,183          910
   Shares Redeemed................      (2,272)      (3,476)
                                      --------     --------
                                         5,824        3,325
                                      ========     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                               LARGE CAP                INTERNATIONAL                 JAPANESE
                                             INTERNATIONAL              SMALL COMPANY              SMALL COMPANY
                                               PORTFOLIO                  PORTFOLIO                  PORTFOLIO
                                        ------------------------   ------------------------   ------------------------
                                         SIX MONTHS      YEAR       SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                           ENDED         ENDED        ENDED         ENDED        ENDED         ENDED
                                          MAY 31,      NOV. 30,      MAY 31,      NOV. 30,      MAY 31,      NOV. 30,
                                            2002         2001          2002         2001          2002         2001
                                        ------------   ---------   ------------   ---------   ------------   ---------
                                        (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........    $  3,250     $  6,066      $  4,418     $  6,849      $   359      $    841
  Net Realized Gain (Loss) on
    Investment Securities Sold........     (17,002)      (2,329)          144      (11,848)      (1,463)       (3,394)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions.............          16         (125)           22         (123)          (9)          (45)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency...      23,606      (79,832)       53,675      (18,843)       7,037       (11,024)
  Translation of Foreign Currency
    Denominated Amounts...............          28           27           127           33           45            (8)
                                          --------     --------      --------     --------      -------      --------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations........................       9,898      (76,193)       58,386      (23,932)       5,969       (13,630)
                                          --------     --------      --------     --------      -------      --------
Distributions From:
  Net Investment Income...............      (5,281)      (4,475)       (6,930)      (6,184)        (779)       (1,151)
  Net Realized Gains..................          --       (1,041)           --       (4,666)          --            --
                                          --------     --------      --------     --------      -------      --------
    Total Distributions...............      (5,281)      (5,516)       (6,930)     (10,850)        (779)       (1,151)
                                          --------     --------      --------     --------      -------      --------
Capital Share Transactions (1):
  Shares Issued.......................      90,910      198,023       112,250      146,134        1,543         7,063
  Shares Issued in Lieu of Cash
    Distributions.....................       5,227        5,491         6,917       10,850          779         1,151
  Shares Redeemed.....................     (86,241)    (135,572)      (46,982)     (75,062)      (6,626)      (17,978)
                                          --------     --------      --------     --------      -------      --------
  Net Increase (Decrease) From Capital
    Shares Transactions...............       9,896       67,942        72,185       81,922       (4,304)       (9,764)
                                          --------     --------      --------     --------      -------      --------
    Total Increase (Decrease).........      14,513      (13,767)      123,641       47,140          886       (24,545)
NET ASSETS
  Beginning of Period.................     344,871      358,638       356,200      309,060       76,570       101,115
                                          --------     --------      --------     --------      -------      --------
  End of Period.......................    $359,384     $344,871      $479,841     $356,200      $77,456      $ 76,570
                                          ========     ========      ========     ========      =======      ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................       6,689       12,748        14,659       17,933          203           701
   Shares Issued in Lieu of Cash
     Distributions....................         386          317           948        1,306          105           120
   Shares Redeemed....................      (6,362)      (8,971)       (6,218)      (9,217)        (850)       (1,942)
                                          --------     --------      --------     --------      -------      --------
                                               713        4,094         9,389       10,022         (542)       (1,121)
                                          ========     ========      ========     ========      =======      ========

                                              PACIFIC RIM
                                             SMALL COMPANY
                                               PORTFOLIO
                                        ------------------------
                                         SIX MONTHS      YEAR
                                           ENDED         ENDED
                                          MAY 31,      NOV. 30,
                                            2002         2001
                                        ------------   ---------
                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........    $  1,118     $  2,629
  Net Realized Gain (Loss) on
    Investment Securities Sold........        (222)        (872)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions.............          (1)         (24)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency...      12,315           92
  Translation of Foreign Currency
    Denominated Amounts...............          (1)          (3)
                                          --------     --------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations........................      13,209        1,822
                                          --------     --------
Distributions From:
  Net Investment Income...............      (2,812)      (4,181)
  Net Realized Gains..................          --           --
                                          --------     --------
    Total Distributions...............      (2,812)      (4,181)
                                          --------     --------
Capital Share Transactions (1):
  Shares Issued.......................       1,071        1,695
  Shares Issued in Lieu of Cash
    Distributions.....................       2,812        4,181
  Shares Redeemed.....................     (10,475)     (17,639)
                                          --------     --------
  Net Increase (Decrease) From Capital
    Shares Transactions...............      (6,592)     (11,763)
                                          --------     --------
    Total Increase (Decrease).........       3,805      (14,122)
NET ASSETS
  Beginning of Period.................      74,185       88,307
                                          --------     --------
  End of Period.......................    $ 77,990     $ 74,185
                                          ========     ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................         133          221
   Shares Issued in Lieu of Cash
     Distributions....................         378          538
   Shares Redeemed....................      (1,285)      (2,319)
                                          --------     --------
                                              (774)      (1,560)
                                          ========     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                             UNITED KINGDOM              CONTINENTAL             DFA INTERNATIONAL
                                             SMALL COMPANY              SMALL COMPANY             SMALL CAP VALUE
                                               PORTFOLIO                  PORTFOLIO                  PORTFOLIO
                                        ------------------------   ------------------------   ------------------------
                                         SIX MONTHS      YEAR       SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                           ENDED         ENDED        ENDED         ENDED        ENDED         ENDED
                                          MAY 31,      NOV. 30,      MAY 31,      NOV. 30,      MAY 31,      NOV. 30,
                                            2002         2001          2002         2001          2002         2001
                                        ------------   ---------   ------------   ---------   ------------   ---------
                                        (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........    $   527      $  1,176      $    990     $  2,247      $  6,705     $ 11,787
  Net Realized Gain (Loss) on
    Investment Securities Sold........        126         1,933         1,064        8,237         4,939      (15,042)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions.............          3             1            14          (61)           (6)          11
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency...      4,574        (5,352)       10,576      (15,830)       78,115         (473)
  Translation of Foreign Currency
    Denominated Amounts...............          3             1            21           66           201           72
                                          -------      --------      --------     --------      --------     --------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations........................      5,233        (2,241)       12,665       (5,341)       89,954       (3,645)
                                          -------      --------      --------     --------      --------     --------
Distributions From:
  Net Investment Income...............     (1,185)       (1,776)       (2,189)      (2,739)      (11,719)     (10,748)
  Net Realized Gains..................     (1,935)       (4,712)       (8,239)     (12,763)           --      (15,477)
                                          -------      --------      --------     --------      --------     --------
    Total Distributions...............     (3,120)       (6,488)      (10,428)     (15,502)      (11,719)     (26,225)
                                          -------      --------      --------     --------      --------     --------
Capital Share Transactions (1):
  Shares Issued.......................      1,293         1,837         2,235        2,845       123,132      113,205
  Shares Issued in Lieu of Cash
    Distributions.....................      3,120         6,488        10,428       15,502        11,719       26,225
  Shares Redeemed.....................     (4,509)      (14,853)       (8,194)     (24,841)      (77,001)     (88,884)
                                          -------      --------      --------     --------      --------     --------
  Net Increase (Decrease) From Capital
    Shares Transactions...............        (96)       (6,528)        4,469       (6,494)       57,850       50,546
                                          -------      --------      --------     --------      --------     --------
    Total Increase (Decrease).........      2,017       (15,257)        6,706      (27,337)      136,085       20,676
NET ASSETS
  Beginning of Period.................     41,143        56,400        82,883      110,220       492,911      472,235
                                          -------      --------      --------     --------      --------     --------
  End of Period.......................    $43,160      $ 41,143      $ 89,589     $ 82,883      $628,996     $492,911
                                          =======      ========      ========     ========      ========     ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................         82           104           243          259        16,514       14,580
   Shares Issued in Lieu of Cash
     Distributions....................        201           358         1,193        1,439         1,665        3,483
   Shares Redeemed....................       (277)         (848)         (897)      (2,313)      (10,547)     (11,552)
                                          -------      --------      --------     --------      --------     --------
                                                6          (386)          539         (615)        7,632        6,511
                                          =======      ========      ========     ========      ========     ========


                                            EMERGING MARKETS
                                               PORTFOLIO
                                        ------------------------
                                         SIX MONTHS      YEAR
                                           ENDED         ENDED
                                          MAY 31,      NOV. 30,
                                            2002         2001
                                        ------------   ---------
                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........    $  2,538     $  4,460
  Net Realized Gain (Loss) on
    Investment Securities Sold........      (9,151)     (18,234)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions.............         (32)        (529)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency...      51,097      (14,345)
  Translation of Foreign Currency
    Denominated Amounts...............           3           46
                                          --------     --------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations........................      44,455      (28,602)
                                          --------     --------
Distributions From:
  Net Investment Income...............      (3,976)      (1,617)
  Net Realized Gains..................          --           --
                                          --------     --------
    Total Distributions...............      (3,976)      (1,617)
                                          --------     --------
Capital Share Transactions (1):
  Shares Issued.......................      56,147      122,157
  Shares Issued in Lieu of Cash
    Distributions.....................       3,972        1,617
  Shares Redeemed.....................     (42,961)     (81,671)
                                          --------     --------
  Net Increase (Decrease) From Capital
    Shares Transactions...............      17,158       42,103
                                          --------     --------
    Total Increase (Decrease).........      57,637       11,884
NET ASSETS
  Beginning of Period.................     298,036      286,152
                                          --------     --------
  End of Period.......................    $355,673     $298,036
                                          ========     ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................       5,891       13,317
   Shares Issued in Lieu of Cash
     Distributions....................         451          163
   Shares Redeemed....................      (4,600)      (8,988)
                                          --------     --------
                                             1,742        4,492
                                          ========     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                     EMERGING MARKETS             DFA ONE-YEAR                DFA TWO-YEAR
                                                        SMALL CAP                 FIXED INCOME             GLOBAL FIXED INCOME
                                                        PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                                 ------------------------   -------------------------   -------------------------
                                                  SIX MONTHS      YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                    ENDED         ENDED        ENDED         ENDED         ENDED         ENDED
                                                   MAY 31,      NOV. 30,      MAY 31,       NOV. 30,      MAY 31,       NOV. 30,
                                                     2002         2001          2002          2001          2002          2001
                                                 ------------   ---------   ------------   ----------   ------------   ----------
                                                 (UNAUDITED)                (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................    $   261       $   142      $ 11,061     $  36,271      $  5,072     $   7,082
  Net Realized Gain (Loss) on Investment
    Securities Sold............................        335          (526)         (109)           (4)         (162)       (3,578)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions...............................        (13)          (49)           --            --            --            --
  Change in Unrealized Appreciation
    (Depreciation) of Investment Securities and
    Foreign Currency...........................      3,608          (760)          508         7,146         5,401        31,248
  Translation of Foreign Currency Deonominated
    Amounts....................................        (64)           --            --            --            --            --
                                                   -------       -------      --------     ---------      --------     ---------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations..................      4,127        (1,193)       11,460        43,413        10,311        34,752
                                                   -------       -------      --------     ---------      --------     ---------
Distributions From:
  Net Investment Income........................       (107)          (95)      (11,139)      (36,434)       (5,290)      (25,999)
  Net Realized Gains...........................         --        (1,283)           --            --            --            --
  Tax Return of Capital........................         --            --            --            --            --        (9,235)
                                                   -------       -------      --------     ---------      --------     ---------
    Total Distributions........................       (107)       (1,378)      (11,139)      (36,434)       (5,290)      (35,234)
                                                   -------       -------      --------     ---------      --------     ---------
Capital Share Transactions (1):
  Shares Issued................................      7,316        11,923       260,953       269,280       166,988       240,180
  Shares Issued in Lieu of Cash
    Distributions..............................        107         1,378        10,258        33,520         5,252        35,065
  Shares Redeemed..............................     (1,744)       (6,550)     (124,405)     (295,216)      (84,151)     (197,135)
                                                   -------       -------      --------     ---------      --------     ---------
  Net Increase (Decrease) From Capital Shares
    Transactions...............................      5,679         6,751       146,806         7,584        88,089        78,110
                                                   -------       -------      --------     ---------      --------     ---------
    Total Increase (Decrease)..................      9,699         4,180       147,127        14,563        93,110        77,628
NET ASSETS
  Beginning of Period..........................     15,172        10,992       739,847       725,284       596,119       518,491
                                                   -------       -------      --------     ---------      --------     ---------
  End of Period................................    $24,871       $15,172      $886,974     $ 739,847      $689,229     $ 596,119
                                                   =======       =======      ========     =========      ========     =========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................      1,202         2,157        25,386        26,300        16,754        24,629
   Shares Issued in Lieu of Cash
     Distributions.............................         19           233         1,001         3,290           531         3,643
   Shares Redeemed.............................       (293)       (1,160)      (12,111)      (28,872)       (8,453)      (19,971)
                                                   -------       -------      --------     ---------      --------     ---------
                                                       928         1,230        14,276           718         8,832         8,301
                                                   =======       =======      ========     =========      ========     =========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                                             DFA INTERMEDIATE
                                                       DFA FIVE-YEAR               DFA FIVE-YEAR             GOVERNMENT FIXED
                                                         GOVERNMENT             GLOBAL FIXED INCOME               INCOME
                                                         PORTFOLIO                   PORTFOLIO                  PORTFOLIO
                                                  ------------------------   -------------------------   ------------------------
                                                   SIX MONTHS      YEAR       SIX MONTHS       YEAR       SIX MONTHS      YEAR
                                                     ENDED         ENDED        ENDED         ENDED         ENDED         ENDED
                                                    MAY 31,      NOV. 30,      MAY 31,       NOV. 30,      MAY 31,      NOV. 30,
                                                      2002         2001          2002          2001          2002         2001
                                                  ------------   ---------   ------------   ----------   ------------   ---------
                                                  (UNAUDITED)                (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..................    $  5,306     $ 10,833      $ 13,432     $  22,975      $  8,543     $ 16,647
  Net Realized Gain (Loss) on Investment
    Securities Sold.............................         734        7,077         1,947         5,962           161        1,230
  Net Realized Gain (Loss) on Foreign Currency
    Transactions................................          --           --        (8,553)        4,252            --           --
  Change in Unrealized Appreciation
    (Depreciation) of Investment Securities and
    Foreign Currency............................         136         (223)       10,042         6,813        (2,926)      17,414
  Translation of Foreign Currency Denominated
    Amounts.....................................          --           --        (4,556)         (431)           --           --
                                                    --------     --------      --------     ---------      --------     --------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...................       6,176       17,687        12,312        39,571         5,778       35,291
                                                    --------     --------      --------     ---------      --------     --------
Distributions From:
  Net Investment Income.........................      (6,036)     (12,124)      (14,817)      (36,775)       (8,458)     (16,485)
  Net Realized Gains............................          --           --          (703)           --            --           --
                                                    --------     --------      --------     ---------      --------     --------
    Total Distributions.........................      (6,036)     (12,124)      (15,520)      (36,775)       (8,458)     (16,485)
                                                    --------     --------      --------     ---------      --------     --------
Capital Share Transactions (1):
  Shares Issued.................................      51,415       53,775       106,016       191,034        29,093       47,044
  Shares Issued in Lieu of Cash Distributions...       6,006       12,105        15,435        36,475         8,458       16,482
  Shares Redeemed...............................     (30,817)     (46,120)      (58,286)     (118,694)      (23,480)     (58,115)
                                                    --------     --------      --------     ---------      --------     --------
  Net Increase (Decrease) From Capital Shares
    Transactions................................      26,604       19,760        63,165       108,815        14,071        5,411
                                                    --------     --------      --------     ---------      --------     --------
    Total Increase (Decrease)...................      26,744       25,323        59,957       111,611        11,391       24,217
NET ASSETS
  Beginning of Period...........................     243,880      218,557       628,936       517,325       310,661      286,444
                                                    --------     --------      --------     ---------      --------     --------
  End of Period.................................    $270,624     $243,880      $688,893     $ 628,936      $322,052     $310,661
                                                    ========     ========      ========     =========      ========     ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued................................       4,969        5,216        10,293        18,551         2,518        4,063
   Shares Issued in Lieu of Cash
     Distributions..............................         592        1,206         1,515         3,589           746        1,448
   Shares Redeemed..............................      (2,987)      (4,504)       (5,659)      (11,515)       (2,039)      (5,037)
                                                    --------     --------      --------     ---------      --------     --------
                                                       2,574        1,918         6,149        10,625         1,225          474
                                                    ========     ========      ========     =========      ========     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       U.S. LARGE COMPANY PORTFOLIO
                                ---------------------------------------------------------------------------
                                SIX MONTHS      YEAR        YEAR          YEAR         YEAR         YEAR
                                  ENDED         ENDED       ENDED         ENDED        ENDED        ENDED
                                 MAY 31,      NOV. 30,    NOV. 30,      NOV. 30,     NOV. 30,     NOV. 30,
                                   2002         2001        2000          1999         1998         1997
-----------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $  33.51      $  38.70   $    41.08     $  34.61     $  28.48     $  22.73
                                --------      --------   ----------     --------     --------     --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................      0.21          0.42         0.43         0.45         0.43         0.42
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............     (2.12)        (5.19)       (2.16)        6.67         6.20         5.89
                                --------      --------   ----------     --------     --------     --------
    Total From Investment
      Operations..............     (1.91)        (4.77)       (1.73)        7.12         6.63         6.31
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......     (0.22)        (0.42)       (0.40)       (0.48)       (0.43)       (0.43)
  Net Realized Gains..........        --            --        (0.25)       (0.17)       (0.07)       (0.13)
  Tax Return of Capital.......        --            --           --           --           --           --
                                --------      --------   ----------     --------     --------     --------
    Total Distributions.......     (0.22)        (0.42)       (0.65)       (0.65)       (0.50)       (0.56)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $  31.38      $  33.51   $    38.70     $  41.08     $  34.61     $  28.48
===========================================================================================================
Total Return..................     (5.75)%#     (12.41)%      (4.33)%      20.76%       23.56%       28.26%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $793,504      $851,921   $1,037,593     $896,404     $549,962     $343,537
Ratio of Expenses to Average
  Net Assets**................      0.15%*        0.15%        0.15%        0.15%        0.15%        0.15%
Ratio of Expenses to Average
  Net Assets (excluding
  waivers and assumption of
  expenses)**.................      0.30%*        0.30%        0.32%        0.31%        0.32%        0.35%
Ratio of Net Investment Income
  to Average Net Assets.......      1.27%*        1.16%        1.02%        1.18%        1.39%        1.66%
Ratio of Net Investment Income
  to Average Net Assets
  (excluding waivers and
  assumption of expenses).....      1.12%*        1.01%        0.85%        1.02%        1.21%        1.46%
Portfolio Turnover Rate.......       N/A           N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of
  Master Fund Series..........         4%*           8%           8%           4%           9%           4%
-----------------------------------------------------------------------------------------------------------

                                                    ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                -----------------------------------------------------------------------------
                                SIX MONTHS      YEAR        YEAR          YEAR           YEAR          YEAR
                                  ENDED        ENDED       ENDED          ENDED         ENDED         ENDED
                                 MAY 31,      NOV. 30,    NOV. 30,      NOV. 30,       NOV. 30,      NOV. 30,
                                   2002         2001        2000          1999           1998          1997
------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $  8.91       $ 11.91     $ 15.12       $  14.27       $ 13.61       $ 11.83
                                -------       -------     -------       --------       -------       -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................     0.05          0.06        1.46           1.54          0.63          0.54
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............    (0.54)        (1.27)      (2.00)          1.12          2.15          2.40
                                -------       -------     -------       --------       -------       -------
    Total From Investment
      Operations..............    (0.49)        (1.21)      (0.54)          2.66          2.78          2.94
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......    (0.05)        (0.68)      (1.26)         (1.14)        (0.72)        (0.55)
  Net Realized Gains..........       --         (0.75)      (1.41)         (0.67)        (1.40)        (0.61)
  Tax Return of Capital.......       --         (0.36)         --             --            --            --
                                -------       -------     -------       --------       -------       -------
    Total Distributions.......    (0.05)        (1.79)      (2.67)         (1.81)        (2.12)        (1.16)
------------------------------
Net Asset Value, End of
  Period......................  $  8.37       $  8.91     $ 11.91       $  15.12       $ 14.27       $ 13.61
==============================
Total Return..................    (5.50)%#     (11.90)%     (4.84)%        20.31%        23.73%        27.22%
------------------------------
Net Assets, End of Period
  (thousands).................  $98,435       $90,780     $89,878       $102,200       $61,536       $47,642
Ratio of Expenses to Average
  Net Assets**................     0.38%*        0.39%       0.40%          0.40%         0.45%(a)      0.52%(a)
Ratio of Expenses to Average
  Net Assets (excluding
  waivers and assumption of
  expenses)**.................     0.38%*        0.39%       0.40%          0.40%         0.46%(a)      0.54%(a)
Ratio of Net Investment Income
  to Average Net Assets.......     1.14%*        0.36%      10.58%          6.27%         4.54%         4.51%
Ratio of Net Investment Income
  to Average Net Assets
  (excluding waivers and
  assumption of expenses).....     1.14%*        0.36%      10.58%          6.27%         4.53%         4.49%
Portfolio Turnover Rate.......      N/A           N/A         N/A            N/A           N/A           N/A
Portfolio Turnover Rate of
  Master Fund Series..........      238%*         122%         71%            82%           87%          194%
------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                U.S. LARGE CAP VALUE PORTFOLIO
                                     -------------------------------------------------------------------------------------
                                      SIX MONTHS        YEAR           YEAR           YEAR           YEAR          YEAR
                                        ENDED           ENDED          ENDED          ENDED          ENDED         ENDED
                                       MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,      NOV. 30,
                                         2002           2001           2000           1999           1998          1997
--------------------------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $    16.97      $    18.36     $    20.09     $    20.21     $    19.22     $  15.98
                                     ----------      ----------     ----------     ----------     ----------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       (0.05)           0.29           0.36           0.34           0.31         0.29
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        0.69            1.46           0.10           0.54           1.83         3.60
                                     ----------      ----------     ----------     ----------     ----------     --------
    Total From Investment
      Operations...................        0.64            1.75           0.46           0.88           2.14         3.89
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.01)          (0.30)         (0.36)         (0.35)         (0.31)       (0.30)
  Net Realized Gains...............       (1.25)          (2.84)         (1.83)         (0.65)         (0.84)       (0.35)
                                     ----------      ----------     ----------     ----------     ----------     --------
    Total Distributions............       (1.26)          (3.14)         (2.19)         (1.00)         (1.15)       (0.65)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $    16.35      $    16.97     $    18.36     $    20.09     $    20.21     $  19.22
==========================================================================================================================
Total Return.......................        8.75%#         10.83%          2.85%          4.51%         11.69%       25.10%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $1,236,665      $1,166,611     $1,245,177     $1,177,762     $1,080,470     $840,003
Ratio of Expenses to Average Net
  Assets**.........................        0.32%*          0.31%          0.33%          0.33%          0.33%        0.35%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)**........        0.32%*          0.31%          0.33%          0.33%          0.33%        0.35%
Ratio of Net Investment Income to
  Average Net Assets...............        0.58%*          1.59%          1.97%          1.63%          1.57%        1.70%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................        0.58%*          1.59%          1.97%          1.63%          1.57%        1.70%
Portfolio Turnover Rate............         N/A             N/A            N/A            N/A            N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................          14%*             6%            26%            43%            25%          18%
--------------------------------------------------------------------------------------------------------------------------

                                       U.S. SMALL XM VALUE PORTFOLIO
                                     ----------------------------------
                                     SIX MONTHS      YEAR      FEB. 23,
                                       ENDED        ENDED         TO
                                      MAY 31,      NOV. 30,    NOV. 30,
                                        2002         2001        2000
-----------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $ 13.03       $ 11.06     $ 10.00
                                     -------       -------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....     0.35          0.14        0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     2.05          2.38        0.91
                                     -------       -------     -------
    Total From Investment
      Operations...................     2.40          2.52        1.06
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............    (0.48)        (0.18)         --
  Net Realized Gains...............    (0.39)        (0.37)         --
                                     -------       -------     -------
    Total Distributions............    (0.87)        (0.55)         --
-----------------------------------
Net Asset Value, End of Period.....  $ 14.56       $ 13.03     $ 11.06
===================================
Total Return.......................    19.41%#       23.77%      10.60%#
-----------------------------------
Net Assets, End of Period
  (thousands)......................  $81,835       $69,130     $67,638
Ratio of Expenses to Average Net
  Assets**.........................     0.50%*        0.47%       0.50%*
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)**........     0.54%*        0.47%       0.85%*
Ratio of Net Investment Income to
  Average Net Assets...............     0.15%*        1.03%       8.77%*
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................     0.11%*        1.03%       8.42%*
Portfolio Turnover Rate............      N/A           N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series......................       22%*           8%         26%*(a)
-----------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the Master Fund Series
(a)  For the year ended November 30, 2000

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 U.S. SMALL CAP VALUE PORTFOLIO
                                     ---------------------------------------------------------------------------------------
                                      SIX MONTHS        YEAR           YEAR           YEAR           YEAR           YEAR
                                        ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                       MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                         2002           2001           2000           1999           1998           1997
----------------------------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $    21.11      $    18.79     $    19.17     $    19.09     $    22.09     $    17.00
                                     ----------      ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....          --            0.12           0.12           0.09           0.12           0.07
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        3.78            3.95           1.11           1.52          (2.10)          5.49
                                     ----------      ----------     ----------     ----------     ----------     ----------
    Total From Investment
      Operations...................        3.78            4.07           1.23           1.61          (1.98)          5.56
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.12)          (0.13)         (0.10)         (0.08)         (0.10)         (0.11)
  Net Realized Gains...............       (3.56)          (1.62)         (1.51)         (1.45)         (0.92)         (0.36)
                                     ----------      ----------     ----------     ----------     ----------     ----------
    Total Distributions............       (3.68)          (1.75)         (1.61)         (1.53)         (1.02)         (0.47)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $    21.21      $    21.11     $    18.79     $    19.17     $    19.09     $    22.09
============================================================================================================================
Total Return.......................       20.68%#         23.47%          6.99%          9.39%         (9.32)%        33.57%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $3,289,456      $2,914,661     $2,633,943     $2,621,646     $2,350,094     $2,098,654
Ratio of Expenses to Average Net
  Assets **........................        0.56%*          0.56%          0.56%          0.58%          0.58%          0.60%
Ratio of Net Investment Income to
  Average Net Assets...............       (0.05)%*         0.54%          0.60%          0.49%          0.57%          0.37%
Portfolio Turnover Rate............         N/A             N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master
  Fund Series......................          23%*            13%            32%            29%            23%            25%
----------------------------------------------------------------------------------------------------------------------------

                                                               U.S. SMALL CAP PORTFOLIO
                                     ----------------------------------------------------------------------------
                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2002          2001         2000         1999         1998         1997
-----------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $  14.43       $  14.27     $  14.68     $  13.77     $  16.89     $  14.53
                                     --------       --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --           0.09         0.08         0.08         0.08         0.09
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      1.03           1.57         0.78         2.18        (1.55)        3.42
                                     --------       --------     --------     --------     --------     --------
    Total From Investment
      Operations...................      1.03           1.66         0.86         2.26        (1.47)        3.51
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.08)         (0.09)       (0.08)       (0.07)       (0.08)       (0.12)
  Net Realized Gains...............     (1.29)         (1.41)       (1.19)       (1.28)       (1.57)       (1.03)
                                     --------       --------     --------     --------     --------     --------
    Total Distributions............     (1.37)         (1.50)       (1.27)       (1.35)       (1.65)       (1.15)
-----------------------------------
Net Asset Value, End of Period.....  $  14.09       $  14.43     $  14.27     $  14.68     $  13.77     $  16.89
===================================
Total Return.......................      7.44%#        12.70%        6.09%       18.26%       (9.27)%      26.12%
-----------------------------------
Net Assets, End of Period
  (thousands)......................  $980,645       $784,278     $585,873     $398,665     $324,590     $337,992
Ratio of Expenses to Average Net
  Assets **........................      0.41%*         0.42%        0.43%        0.43%        0.43%        0.45%
Ratio of Net Investment Income to
  Average Net Assets...............      0.33%*         0.62%        0.63%        0.62%        0.47%        0.48%
Portfolio Turnover Rate............       N/A            N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................        13%*           13%          38%          29%          29%          30%
-----------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    U.S. MICRO CAP PORTFOLIO
                                     ---------------------------------------------------------------------------------------
                                      SIX MONTHS        YEAR           YEAR           YEAR           YEAR           YEAR
                                        ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                       MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                         2002           2001           2000           1999           1998           1997
----------------------------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $    11.09      $    11.93     $    12.54     $    10.65     $    13.99     $    12.14
                                     ----------      ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....          --            0.05           0.04           0.04           0.02           0.03
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        1.34            1.59           0.61           2.00          (1.44)          3.01
                                     ----------      ----------     ----------     ----------     ----------     ----------
    Total From Investment
      Operations...................        1.34            1.64           0.65           2.04          (1.42)          3.04
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.05)          (0.05)         (0.04)         (0.02)         (0.03)         (0.03)
  Net Realized Gains...............       (1.71)          (2.43)         (1.22)         (0.13)         (1.89)         (1.16)
                                     ----------      ----------     ----------     ----------     ----------     ----------
    Total Distributions............       (1.76)          (2.48)         (1.26)         (0.15)         (1.92)         (1.19)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $    10.67      $    11.09     $    11.93     $    12.54     $    10.65     $    13.99
============================================================================================================================
Total Return.......................       13.75%#         17.22%          5.36%         19.47%        (11.14)%        27.46%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $1,855,553      $1,606,367     $1,443,412     $1,322,590     $1,338,510     $1,509,427
Ratio of Expenses to Average Net
  Assets...........................        0.56%*(a)       0.56%(a)       0.56%(a)       0.61%(a)       0.59%(a)       0.60%
Ratio of Net Investment Income to
  Average Net Assets...............       (0.10)%*         0.41%          0.34%          0.30%          0.18%          0.21%
Portfolio Turnover Rate............         N/A             N/A            N/A            N/A            N/A             28%
Portfolio Turnover Rate of Master
  Fund Series......................          19%*            14%            37%            23%            26%           N/A
----------------------------------------------------------------------------------------------------------------------------

                                                        DFA REAL ESTATE SECURITIES PORTFOLIO
                                     --------------------------------------------------------------------------
                                     SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED         ENDED        ENDED        ENDED        ENDED       ENDED
                                      MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2002         2001         2000         1999         1998         1997
-----------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $  15.02      $  13.51     $  11.50     $  13.00     $  15.53     $ 12.65
                                     --------      --------     --------     --------     --------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.48          0.82         0.76         0.77         0.74        0.88
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      1.33          1.49         1.90        (1.62)       (2.52)       2.68
                                     --------      --------     --------     --------     --------     -------
    Total From Investment
      Operations...................      1.81          2.31         2.66        (0.85)       (1.78)       3.56
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.85)        (0.80)       (0.65)       (0.65)       (0.75)      (0.68)
  Net Realized Gains...............     (0.03)           --                        --           --          --
                                     --------      --------     --------     --------     --------     -------
    Total Distributions............     (0.88)        (0.80)       (0.65)       (0.65)       (0.75)      (0.68)
-----------------------------------
Net Asset Value, End of Period.....  $  15.95      $  15.02     $  13.51     $  11.50     $  13.00     $ 15.53
===================================
Total Return.......................     12.71%#       17.76%       24.49%       (6.75)%     (12.01)%     29.13%
-----------------------------------
Net Assets, End of Period
  (thousands)......................  $394,092      $283,732     $210,231     $130,039     $106,544     $95,072
Ratio of Expenses to Average Net
  Assets...........................      0.42%*        0.43%        0.45%        0.47%        0.46%       0.48%
Ratio of Net Investment Income to
  Average Net Assets...............      5.89%*        5.55%        6.06%        6.82%        5.95%       5.73%
Portfolio Turnover Rate............         4%*           6%           7%           8%           3%         31%
Portfolio Turnover Rate of Master
  Fund Series......................      N/A+          N/A+         N/A+         N/A+         N/A+        N/A+
-----------------------------------

   *  Annualized
   #  Non-annualized
 (a) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
 N/A  Refer to the Master Fund Series
N/A+ Not applicable, as the DFA Real Estate Securities Portfolios is a stand-alone registered investment company.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     LARGE CAP INTERNATIONAL PORTFOLIO
                                ---------------------------------------------------------------------------
                                SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                                  ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                 MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                   2002         2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $  13.90      $  17.30     $  19.41     $  16.28     $  14.27     $  14.18
                                --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................      0.14          0.25         0.23         0.20         0.23         0.23
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      0.27         (3.38)       (1.96)        3.19         2.03         0.15
                                --------      --------     --------     --------     --------     --------
    Total From Investment
      Operations..............      0.41         (3.13)       (1.73)        3.39         2.26         0.38
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......     (0.23)        (0.22)       (0.21)       (0.26)       (0.25)       (0.21)
  Net Realized Gains..........        --         (0.05)       (0.17)          --           --        (0.08)
                                --------      --------     --------     --------     --------     --------
    Total Distributions.......     (0.23)        (0.27)       (0.38)       (0.26)       (0.25)       (0.29)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $  14.08      $  13.90     $  17.30     $  19.41     $  16.28     $  14.27
===========================================================================================================
Total Return..................      2.98%#      (18.42)%      (9.19)%      21.12%       16.13%        2.80%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $359,384      $344,871     $358,638     $268,340     $114,593     $ 87,223
Ratio of Expenses to Average
  Net Assets..................      0.44%*        0.45%        0.47%        0.53%        0.47%        0.47%
Ratio of Net Investment Income
  to Average Net Assets.......      1.95%*        1.65%        1.21%        1.38%        1.63%        1.69%
Portfolio Turnover Rate.......        16%*           4%           1%           2%           4%           2%
-----------------------------------------------------------------------------------------------------------

                                                   INTERNATIONAL SMALL COMPANY PORTFOLIO
                                ---------------------------------------------------------------------------
                                SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                                  ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                 MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                   2002         2001         2000         1999         1998         1997
------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $   7.67      $   8.49     $   9.13     $   7.82     $   7.82     $   9.96
                                --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................      0.09          0.15         0.17         0.15         0.15         0.10
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      0.99         (0.67)       (0.62)        1.31        (0.04)       (2.22)
                                --------      --------     --------     --------     --------     --------
    Total From Investment
      Operations..............      1.08         (0.52)       (0.45)        1.46         0.11        (2.12)
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......     (0.15)        (0.17)       (0.19)       (0.15)       (0.11)       (0.02)
  Net Realized Gains..........        --         (0.13)          --           --           --           --
                                --------      --------     --------     --------     --------     --------
    Total Distributions.......     (0.15)        (0.30)       (0.19)       (0.15)       (0.11)       (0.02)
------------------------------
Net Asset Value, End of
  Period......................  $   8.60      $   7.67     $   8.49     $   9.13     $   7.82     $   7.82
==============================
Total Return..................     13.70%#       (6.36)%      (5.01)%      19.07%        1.49%      (21.35)%
------------------------------
Net Assets, End of Period
  (thousands).................  $479,841      $356,200     $309,060     $250,442     $273,992     $230,469
Ratio of Expenses to Average
  Net Assets..................      0.71%*(a)     0.72%(a)     0.71%(a)     0.75%(a)     0.73%(a)     0.75%(a)
Ratio of Net Investment Income
  to Average Net Assets.......      2.24%*        2.02%        2.10%        1.76%        1.62%        1.46%
Portfolio Turnover Rate.......       N/A           N/A          N/A          N/A          N/A          N/A
------------------------------

  *  Annualized
  #  Non-annualized
(a) For The International Small Company Portfolio, the expense ratios represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master
     Fund Series.
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      JAPANESE SMALL COMPANY PORTFOLIO
                                     ------------------------------------------------------------------
                                     SIX MONTHS    YEAR      YEAR       YEAR        YEAR        YEAR
                                       ENDED      ENDED      ENDED      ENDED      ENDED       ENDED
                                      MAY 31,    NOV. 30,  NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,
                                        2002       2001      2000       1999        1998        1997
-------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $  8.42     $  9.90   $  11.11   $   9.10    $   9.45    $  21.03
                                     -------     -------   --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....     0.04        0.09       0.10       0.05        0.07        0.09
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     0.69       (1.46)     (1.24)      2.02       (0.31)     (10.45)
                                     -------     -------   --------   --------    --------    --------
    Total From Investment
      Operations...................     0.73       (1.37)     (1.14)      2.07       (0.24)     (10.36)
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............    (0.09)      (0.11)     (0.07)     (0.06)      (0.11)      (0.06)
  Net Realized Gains...............       --          --         --         --          --       (1.16)
                                     -------     -------   --------   --------    --------    --------
    Total Distributions............    (0.09)      (0.11)     (0.07)     (0.06)      (0.11)      (1.22)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $  9.06     $  8.42   $   9.90   $  11.11    $   9.10    $   9.45
=======================================================================================================
Total Return.......................     8.39%#    (13.94)%   (10.23)%    22.96%      (2.37)%    (51.90)%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $77,456     $76,570   $101,115   $144,533    $119,714    $114,017
Ratio of Expenses to Average Net
  Assets**.........................     0.75%*      0.74%      0.72%      0.73%       0.74%       0.73%
Ratio of Net Investment Income to
  Average Net Assets...............     1.08%*      0.93%      0.93%      0.61%       0.85%       0.50%
Portfolio Turnover Rate............      N/A         N/A        N/A        N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series......................        2%*         9%         5%         6%          8%         13%
-------------------------------------------------------------------------------------------------------

                                                  PACIFIC RIM SMALL COMPANY PORTFOLIO
                                     -------------------------------------------------------------
                                     SIX MONTHS     YEAR      YEAR      YEAR      YEAR      YEAR
                                        ENDED      ENDED     ENDED     ENDED     ENDED     ENDED
                                       MAY 31,    NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                        2002        2001      2000      1999      1998      1997
-----------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................   $  7.70     $  7.89   $  9.76   $   6.55  $  9.52   $  16.63
                                      -------     -------   -------   --------  -------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.11        0.25      0.34       0.20     0.25       0.32
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      1.29       (0.06)    (1.80)      3.23    (2.40)     (6.22)
                                      -------     -------   -------   --------  -------   --------
    Total From Investment
      Operations...................      1.40        0.19     (1.46)      3.43    (2.15)     (5.90)
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.29)      (0.38)    (0.41)     (0.22)   (0.32)     (0.33)
  Net Realized Gains...............        --          --        --         --    (0.50)     (0.88)
                                      -------     -------   -------   --------  -------   --------
    Total Distributions............     (0.29)      (0.38)    (0.41)     (0.22)   (0.82)     (1.21)
-----------------------------------
Net Asset Value, End of Period.....   $  8.81     $  7.70   $  7.89   $   9.76  $  6.55   $   9.52
===================================
Total Return.......................     17.71%#      2.32%   (15.65)%    54.36%  (23.98)%   (38.07)%
-----------------------------------
Net Assets, End of Period
  (thousands)......................   $77,990     $74,185   $88,307   $131,782  $89,330   $111,320
Ratio of Expenses to Average Net
  Assets**.........................      0.76%*      0.75%     0.74%      0.94%    0.84%      0.84%
Ratio of Net Investment Income to
  Average Net Assets...............      2.92%*      3.18%     3.64%      2.50%    3.51%      1.95%
Portfolio Turnover Rate............       N/A         N/A       N/A        N/A      N/A        N/A
Portfolio Turnover Rate of Master
  Fund Series......................        10%*        10%        7%        34%      26%        24%
-----------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                     ------------------------------------------------------------------
                                     SIX MONTHS    YEAR      YEAR       YEAR        YEAR        YEAR
                                       ENDED      ENDED      ENDED      ENDED      ENDED       ENDED
                                      MAY 31,    NOV. 30,  NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,
                                        2002       2001      2000       1999        1998        1997
-------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $ 16.23     $ 19.31   $  24.22   $  21.63    $  28.69    $  28.47
                                     -------     -------   --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....     0.22        0.47       0.65       0.77        0.87        0.81
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     1.80       (1.26)     (1.89)      5.67       (4.27)       1.46
                                     -------     -------   --------   --------    --------    --------
    Total From Investment
      Operations...................     2.02       (0.79)     (1.24)      6.44       (3.40)       2.27
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............    (0.48)      (0.63)     (0.82)     (0.81)      (0.84)      (0.73)
  Net Realized Gains...............    (0.78)      (1.66)     (2.85)     (3.04)      (2.82)      (1.32)
                                     -------     -------   --------   --------    --------    --------
    Total Distributions............    (1.26)      (2.29)     (3.67)     (3.85)      (3.66)      (2.05)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $ 16.99     $ 16.23   $  19.31   $  24.22    $  21.63    $  28.69
=======================================================================================================
Total Return.......................    13.20%#     (5.36)%    (6.57)%    36.08%     (13.56)%      8.45%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $43,160     $41,143   $ 56,400   $ 83,826    $ 79,231    $130,891
Ratio of Expenses to Average Net
  Assets**.........................     0.73%*      0.74%      0.73%      0.72%       0.72%       0.70%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)**........     0.78%*      0.79%      0.74%      0.72%       0.72%       0.70%
Ratio of Net Investment Income to
  Average Net Assets...............     2.51%*      2.38%      2.59%      3.11%       2.87%       2.40%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................     2.46%*      2.33%      2.58%      3.11%       2.87%       2.40%
Portfolio Turnover Rate............      N/A         N/A        N/A        N/A         N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series......................        5%*        14%        11%         5%         11%          4%
-------------------------------------------------------------------------------------------------------

                                                        CONTINENTAL SMALL COMPANY PORTFOLIO
                                     --------------------------------------------------------------------------
                                     SIX MONTHS      YEAR        YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                      MAY 31,      NOV. 30,    NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2002         2001        2000         1999         1998         1997
-----------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $  9.96       $ 12.33     $  14.29     $  17.42     $  15.94     $  15.26
                                     -------       -------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....     0.12          0.27         0.33         0.24         0.28         0.29
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     1.31         (0.85)       (0.01)       (1.26)        2.55         1.55
                                     -------       -------     --------     --------     --------     --------
    Total From Investment
      Operations...................     1.43         (0.58)        0.32        (1.02)        2.83         1.84
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............    (0.27)        (0.32)       (0.25)       (0.29)       (0.25)       (0.29)
  Net Realized Gains...............    (1.01)        (1.47)       (2.03)       (1.82)       (1.10)       (0.87)
                                     -------       -------     --------     --------     --------     --------
    Total Distributions............    (1.28)        (1.79)       (2.28)       (2.11)       (1.35)       (1.16)
-----------------------------------
Net Asset Value, End of Period.....  $ 10.11       $  9.96     $  12.33     $  14.29     $  17.42     $  15.94
===================================
Total Return.......................    15.12%#       (5.85)%       2.26%       (6.26)%      19.42%       13.02%
-----------------------------------
Net Assets, End of Period
  (thousands)......................  $89,589       $82,883     $110,220     $160,743     $199,838     $232,744
Ratio of Expenses to Average Net
  Assets**.........................     0.78%*        0.76%        0.72%        0.70%        0.70%        0.72%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)**........     0.78%*        0.76%        0.72%        0.70%        0.70%        0.72%
Ratio of Net Investment Income to
  Average Net Assets...............     2.37%*        2.28%        1.92%        1.56%        1.32%        1.41%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................     2.37%*        2.28%        1.92%        1.56%        1.32%        1.41%
Portfolio Turnover Rate............      N/A           N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................       12%*          12%           9%          11%           1%           3%
-----------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                ---------------------------------------------------------------------------
                                SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                                  ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                 MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                   2002         2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $   7.39      $   7.84     $   8.49     $   7.54     $   7.95     $  10.45
                                --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................      0.10          0.19         0.18         0.14         0.15         0.12
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      1.15         (0.20)       (0.63)        1.12        (0.16)       (2.19)
                                --------      --------     --------     --------     --------     --------
    Total From Investment
      Operations..............      1.25         (0.01)       (0.45)        1.26        (0.01)       (2.07)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......     (0.18)        (0.18)       (0.20)       (0.15)       (0.12)       (0.13)
  Net Realized Gains..........        --         (0.26)          --        (0.16)       (0.28)       (0.30)
                                --------      --------     --------     --------     --------     --------
    Total Distributions.......     (0.18)        (0.44)       (0.20)       (0.31)       (0.40)       (0.43)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $   8.46      $   7.39     $   7.84     $   8.49     $   7.54     $   7.95
===========================================================================================================
Total Return..................     16.58%#       (0.15)%      (5.36)%      17.54%        0.17%      (20.60)%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $628,996      $492,911     $472,235     $525,133     $450,801     $431,257
Ratio of Expenses to Average
  Net Assets..................      0.82%*        0.83%        0.82%        0.83%        0.86%        0.90%
Ratio of Net Investment Income
  to Average Net Assets.......      2.53%*        2.63%        2.28%        1.81%        1.85%        1.47%
Portfolio Turnover Rate.......        12%*          13%          16%          16%          19%          14%
Portfolio Turnover Rate of
  Master Fund Series..........      N/A+          N/A+         N/A+         N/A+         N/A+         N/A+
-----------------------------------------------------------------------------------------------------------

                                                        EMERGING MARKETS PORTFOLIO
                                ---------------------------------------------------------------------------
                                SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                                  ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                 MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                   2002         2001         2000         1999         1998         1997
------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $   8.62      $   9.52     $  12.37     $   8.16     $   9.61     $  11.71
                                --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................      0.08          0.12         0.11         0.08         0.13         0.12
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      1.22         (0.96)       (2.86)        4.22        (1.32)       (2.13)
                                --------      --------     --------     --------     --------     --------
    Total From Investment
      Operations..............      1.30         (0.84)       (2.75)        4.30        (1.19)       (2.01)
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......     (0.12)        (0.06)       (0.10)       (0.09)       (0.26)       (0.09)
  Net Realized Gains..........        --            --           --           --           --           --
                                --------      --------     --------     --------     --------     --------
    Total Distributions.......     (0.12)        (0.06)       (0.10)       (0.09)       (0.26)       (0.09)
------------------------------
Net Asset Value, End of
  Period......................  $   9.80      $   8.62     $   9.52     $  12.37     $   8.16     $   9.61
==============================
Total Return..................     14.69%#       (8.95)%     (22.49)%      53.34%      (12.57)%     (17.27)%
------------------------------
Net Assets, End of Period
  (thousands).................  $355,673      $298,036     $286,152     $330,604     $225,227     $212,048
Ratio of Expenses to Average
  Net Assets..................      0.74%*        0.90%(a)     0.90%(a)     0.91%(a)     1.00%(a)     0.99%(a)
Ratio of Net Investment Income
  to Average Net Assets.......      1.50%*        1.50%        0.90%        0.90%        1.19%        1.19%
Portfolio Turnover Rate.......       N/A           N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of
  Master Fund Series..........         7%*           6%          12%          16%          10%           1%
------------------------------

   *  Annualized
   #  Non-annualized
  a) Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
 N/A  Refer to the Master Fund Series
N/A+ Not applicable, as the Portfolio is a stand-alone registered investment company.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              EMERGING MARKETS SMALL CAP PORTFOLIO
                                     ------------------------------------------------------
                                     SIX MONTHS    YEAR      YEAR       YEAR      MARCH 6
                                       ENDED      ENDED      ENDED      ENDED        TO
                                      MAY 31,    NOV. 30,  NOV. 30,   NOV. 30,    NOV. 30,
                                        2002       2001      2000       1999        1998
-------------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $  5.33     $  6.79   $  14.88   $   9.09    $  10.00
                                     -------     -------   --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....     0.06        0.10       0.12       0.04       (0.01)
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     1.23       (0.65)     (1.68)      6.11       (0.90)
                                     -------     -------   --------   --------    --------
    Total From Investment
      Operations...................     1.29       (0.55)     (1.56)      6.15       (0.91)
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............    (0.04)      (0.06)     (0.15)     (0.06)         --
  Net Realized Gains...............       --       (0.85)     (6.38)     (0.30)         --
                                     -------     -------   --------   --------    --------
    Total Distributions............    (0.04)      (0.91)     (6.53)     (0.36)         --
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $  6.58     $  5.33   $   6.79   $  14.88    $   9.09
===========================================================================================
Total Return.......................    24.26%#     (9.44)%   (23.38)     70.30%      (9.10)%#
-------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $24,871     $15,172   $ 10,992   $ 11,734    $  5,021
Ratio of Expenses to Average Net
  Assets**.........................     1.18%       1.56%      1.56%      1.77%       2.36%*
Ratio of Net Investment Income to
  Average Net Assets...............     2.50%*      1.18%      0.77%      0.73%      (0.29)%*
Portfolio Turnover Rate............      N/A         N/A        N/A        N/A         N/A
Portfolio Turnover Rate of Master
  Fund Series......................       11%*        14%        20%        24%         13%
-------------------------------------------------------------------------------------------

                                                  DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                     -------------------------------------------------------------
                                     SIX MONTHS     YEAR      YEAR      YEAR      YEAR      YEAR
                                        ENDED      ENDED     ENDED     ENDED     ENDED     ENDED
                                       MAY 31,    NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                        2002        2001      2000      1999      1998      1997
-----------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $  10.31     $  10.21  $  10.17  $  10.22  $  10.23  $  10.24
                                     --------     --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.14         0.51      0.60      0.52      0.57      0.59
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --         0.11      0.04     (0.04)       --     (0.01)
                                     --------     --------  --------  --------  --------  --------
    Total From Investment
      Operations...................      0.14         0.62      0.64      0.48      0.57      0.58
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.14)       (0.52)    (0.60)    (0.52)    (0.57)    (0.59)
  Net Realized Gains...............        --           --        --     (0.01)    (0.01)       --
                                     --------     --------  --------  --------  --------  --------
    Total Distributions............     (0.14)       (0.52)    (0.60)    (0.53)    (0.58)    (0.59)
-----------------------------------
Net Asset Value, End of Period.....  $  10.31     $  10.31  $  10.21  $  10.17  $  10.22  $  10.23
===================================
Total Return.......................      1.41%#       6.21%     6.49%     4.80%     5.74%     5.84%
-----------------------------------
Net Assets, End of Period
  (thousands)......................  $886,974     $739,847  $725,284  $712,520  $752,510  $752,237
Ratio of Expenses to Average Net
  Assets**.........................      0.20%*       0.20%     0.20%     0.21%     0.21%     0.22%
Ratio of Net Investment Income to
  Average Net Assets...............      2.75%*       5.04%     5.90%     5.07%     5.51%     5.79%
Portfolio Turnover Rate............       N/A          N/A       N/A       N/A       N/A       N/A
Portfolio Turnover Rate of Master
  Fund Series......................       177%*         55%       35%       58%       24%       83%
-----------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of their Master Fund
     Series.
N/A  Refer to Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                ---------------------------------------------------------------------------
                                SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                                  ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                 MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                   2002         2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $   9.95      $  10.05     $  10.31     $  10.21     $  10.40     $  10.37
                                --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................      0.08          0.19         1.01         0.56         0.61         0.69
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      0.08          0.45        (0.41)       (0.09)        0.01        (0.12)
                                --------      --------     --------     --------     --------     --------
    Total From Investment
      Operations..............      0.16          0.64         0.60         0.47         0.62         0.57
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......     (0.08)        (0.56)       (0.86)       (0.36)       (0.79)       (0.53)
  Net Realized Gains..........        --            --           --        (0.01)       (0.02)       (0.01)
  Tax Return of Capital.......        --         (0.18)          --           --           --           --
                                --------      --------     --------     --------     --------     --------
    Total Distributions.......     (0.08)        (0.74)       (0.86)       (0.37)       (0.81)       (0.54)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $  10.03      $   9.95     $  10.05     $  10.31     $  10.21     $  10.40
===========================================================================================================
Total Return..................      1.64%#        6.75%        6.18%        4.69%        6.39%        5.66%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $689,229      $596,119     $518,491     $531,488     $440,885     $418,905
Ratio of Expenses to Average
  Net Assets..................      0.26%*(a)     0.27%(a)     0.27%(a)     0.27%(a)     0.29%(a)     0.34%(a)
Ratio of Net Investment Income
  to Average Net Assets.......      1.59%*        1.34%        9.97%        5.59%        5.90%        6.70%
Portfolio Turnover Rate.......       N/A           N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of
  Master Fund Series..........       167%*         113%          73%          78%         113%         119%
-----------------------------------------------------------------------------------------------------------

                                                     DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                -----------------------------------------------------------------------------
                                 SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                   ENDED          ENDED        ENDED        ENDED        ENDED        ENDED
                                  MAY 31,       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                    2002          2001         2000         1999         1998         1997
------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $  10.56        $  10.32     $  10.26     $  10.35     $  10.36     $  10.42
                                --------        --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................      0.21            0.49         0.59         0.49         0.54         0.59
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      0.04            0.32         0.01        (0.08)        0.01        (0.06)
                                --------        --------     --------     --------     --------     --------
    Total From Investment
      Operations..............      0.25            0.81         0.60         0.41         0.55         0.53
------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......     (0.26)          (0.57)       (0.54)       (0.50)       (0.56)       (0.59)
  Net Realized Gains..........        --              --           --           --           --           --
  Tax Return of Capital.......        --              --           --           --           --           --
                                --------        --------     --------     --------     --------     --------
    Total Distributions.......     (0.26)          (0.57)       (0.54)       (0.50)       (0.56)       (0.59)
------------------------------
Net Asset Value, End of
  Period......................  $  10.55        $  10.56     $  10.32     $  10.26     $  10.35     $  10.36
==============================
Total Return..................      2.44%#          8.18%        6.16%        4.11%        5.50%        5.39%
------------------------------
Net Assets, End of Period
  (thousands).................  $270,624        $243,880     $218,557     $219,022     $210,986     $204,377
Ratio of Expenses to Average
  Net Assets..................      0.26%*          0.27%        0.28%        0.28%        0.29%        0.29%
Ratio of Net Investment Income
  to Average Net Assets.......      4.21%*          4.79%        5.75%        4.95%        5.18%        5.95%
Portfolio Turnover Rate.......        32%*           189%          60%          57%           7%          28%
Portfolio Turnover Rate of
  Master Fund Series..........      N/A+            N/A+         N/A+         N/A+         N/A+         N/A+
------------------------------

   *  Annualized
   #  Non-annualized
 (a) Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series.
 N/A  Refer to Master Fund Series
N/A+ Not applicable, as the DFA Five-Year Government Portfolio is a stand-alone registered investment company.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                     ------------------------------------------------------------------
                                     SIX MONTHS    YEAR      YEAR       YEAR        YEAR        YEAR
                                       ENDED      ENDED      ENDED      ENDED      ENDED       ENDED
                                      MAY 31,    NOV. 30,  NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,
                                        2002       2001      2000       1999        1998        1997
-------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $  10.50    $  10.50  $  10.53   $  10.65    $  10.88    $  11.04
                                     --------    --------  --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.08        0.50      0.61       0.37        0.45        0.48
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.11        0.22        --       0.01        0.42        0.33
                                     --------    --------  --------   --------    --------    --------
    Total From Investment
      Operations...................      0.19        0.72      0.61       0.38        0.87        0.81
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.25)      (0.72)    (0.64)     (0.22)      (1.04)      (0.88)
  Net Realized Gains...............     (0.01)         --                (0.28)      (0.06)      (0.09)
                                     --------    --------  --------   --------    --------    --------
    Total Distributions............     (0.26)      (0.72)    (0.64)     (0.50)      (1.10)      (0.97)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $  10.43    $  10.50  $  10.50   $  10.53    $  10.65    $  10.88
=======================================================================================================
Total Return.......................      1.86%#      7.23%     6.09%      3.63%       8.78%       7.87%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $688,893    $628,936  $517,325   $472,334    $371,619    $250,078
Ratio of Expenses to Average Net
  Assets...........................      0.36%*      0.37%     0.38%      0.39%       0.41%       0.42%
Ratio of Net Investment Income to
  Average Net Assets...............      4.18%*      4.04%     4.15%      3.62%       3.87%       4.50%
Portfolio Turnover Rate............        97%*       113%       80%        59%         74%         95%
-------------------------------------------------------------------------------------------------------

                                                 DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                     ---------------------------------------------------------------------------
                                     SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                      MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2002         2001         2000         1999         1998         1997
-----------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $  11.90      $  11.18     $  10.84     $  11.78     $  11.28     $  11.22
                                     --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.32          0.65         0.63         0.61         0.61         0.66
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (0.12)         0.71         0.38        (0.89)        0.59         0.06
                                     --------      --------     --------     --------     --------     --------
    Total From Investment
      Operations...................      0.20          1.36         1.01        (0.28)        1.20         0.72
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.32)        (0.64)       (0.63)       (0.58)       (0.65)       (0.66)
  Net Realized Gains...............        --            --        (0.04)       (0.08)       (0.05)          --
                                     --------      --------     --------     --------     --------     --------
    Total Distributions............     (0.32)        (0.64)       (0.67)       (0.66)       (0.70)       (0.66)
-----------------------------------
Net Asset Value, End of Period.....  $  11.78      $  11.90     $  11.18     $  10.84     $  11.78     $  11.28
===================================
Total Return.......................      1.82%#       12.57%        9.75%       (2.41)%      11.07%        6.75%
-----------------------------------
Net Assets, End of Period
  (thousands)......................  $322,052      $310,661     $286,444     $256,376     $239,035     $136,555
Ratio of Expenses to Average Net
  Assets...........................      0.16%*        0.16%        0.18%        0.21%        0.24%        0.25%
Ratio of Net Investment Income to
  Average Net Assets...............      5.55%*        5.60%        6.00%        5.58%        5.77%        6.20%
Portfolio Turnover Rate............         7%*          17%           8%          13%          24%          24%
-----------------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-two of the Fund's thirty-nine portfolios (the "Portfolios") are included in this report. Of the remaining seventeen portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, seven are presented in separate reports, and four have not commenced operations.

    The following Portfolios (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                PERCENTAGE
                                                                                                OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                         SERIES (MASTER FUNDS)                         AT 5/31/02
------------------------------------------------  -------------------------------------------   ----------
U.S. Large Company Portfolio                      The U.S. Large Company Series                  26%
Enhanced U.S. Large Company Portfolio             The Enhanced U.S. Large Company Series         100%
U.S. Large Cap Value Portfolio                    The U.S. Large Cap Value Series                68%
U.S. Small XM Value Portfolio                     The U.S. Small XM Value Series                 9%
U.S. Small Cap Value Portfolio                    The U.S. Small Cap Value Series                93%
U.S. Small Cap Portfolio                          The U.S. Small Cap Series                      81%
U.S. Micro Cap Portfolio                          The U.S. Micro Cap Series                      100%
International Small Company Portfolio             The Japanese Small Company Series              67%
                                                  The Pacific Rim Small Company Series           46%
                                                  The United Kingdom Small Company Series        60%
                                                  The Continental Small Company Series           66%
Japanese Small Company Portfolio                  The Japanese Small Company Series              32%
Pacific Rim Small Company Portfolio               The Pacific Rim Small Company Series           53%
United Kingdom Small Company Portfolio            The United Kingdom Small Company Series        39%
Continental Small Company Portfolio               The Continental Small Company Series           32%
Emerging Markets Portfolio                        The Emerging Markets Series                    97%
Emerging Markets Small Cap Portfolio              The Emerging Markets Small Cap Series          51%
DFA One-Year Fixed Income Portfolio               The DFA One-Year Fixed Income Series           100%
DFA Two-Year Global Fixed Income Portfolio        The DFA Two-Year Global Fixed Income Series    100%

    Each Feeder Fund, with the exception of the International Small Company Portfolio, invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the Large Cap International Portfolio and the DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    Securities held by the DFA Five-Year Government Portfolio, the DFA Five-Year Global Fixed Income Portfolio and the DFA Intermediate Government Fixed Income Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for the U.S. Large Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio, their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The U.S. Large Company Portfolio, the International Small Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio each accrue their respective share of income and expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

    The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

    For the six months ended May 31, 2002, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Real Estate Securities Portfolio........................  .30 of 1%
Large Cap International Portfolio...........................  .25 of 1%
DFA International Small Cap Value Portfolio.................  .65 of 1%
DFA Five-Year Government Portfolio..........................  .20 of 1%
DFA Five-Year Global Fixed Income Portfolio.................  .25 of 1%
DFA Intermediate Government Fixed Income Portfolio..........  .10 of 1%(a)

    (a) Effective June 1, 1999, the DFA Intermediate Government Fixed Income Portfolio changed its advisory fee from .15 of 1% of average daily net assets to .10 of 1% of average daily net assets.

    For the six months ended May 31, 2002, the Feeder Funds accrued daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio................................  .215 of 1%
Enhanced U.S. Large Company Portfolio.......................  .15 of 1%
U.S. Large Cap Value Portfolio..............................  .15 of 1%
U.S. Small XM Value Portfolio...............................  .30 of 1%
U.S. Small Cap Value Portfolio..............................  .30 of 1%
U.S. Small Cap Portfolio....................................  .32 of 1%
U.S. Micro Cap Portfolio....................................  .40 of 1%
International Small Company Portfolio.......................  .40 of 1%
Japanese Small Company Portfolio............................  .40 of 1%
Pacific Rim Small Company Portfolio.........................  .40 of 1%
United Kingdom Small Company Portfolio......................  .40 of 1%
Continental Small Company Portfolio.........................  .40 of 1%
Emerging Markets Portfolio..................................  .40 of 1%
Emerging Markets Small Cap Portfolio........................  .45 of 1%
DFA One-Year Fixed Income Portfolio.........................  .10 of 1%
DFA Two-Year Global Fixed Income Portfolio..................  .10 of 1%

    At May 31, 2002, approximately $1,249,000 of previously waived fees of the U.S. Large Company Portfolio was subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2003.

    Effective February 23, 1999, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of U.S. Small XM Value Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.50% of the average daily net assets of the Portfolio. At
May 31, 2002, approximately $18,000 of waived fees of U.S. Small XM Value Portfolio were subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2003.

    At May 31, 2002, approximately $34,000 of waived fees of United Kingdom Small Company Portfolio were subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2003.

    Effective August 1, 1997, the Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of the Enhanced U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the portfolio and its respective Master Fund to not more than 0.45% of the average daily net assets of the portfolio.

    Certain officers of the Portfolios are also officers, and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2002, the Portfolios made the following purchases and sales of investment securities (amounts in thousands):

                                                                U.S. GOVERNMENT        OTHER INVESTMENT
                                                                   SECURITIES             SECURITIES
                                                              --------------------   ---------------------
                                                              PURCHASES    SALES     PURCHASES     SALES
                                                              ---------   --------   ---------   ---------
DFA Real Estate Securities Portfolio........................        --         --    $ 81,931    $  6,128
Large Cap International Portfolio...........................        --         --      27,193      26,469
DFA International Small Cap Value Portfolio.................        --         --      17,956       1,642
DFA Five-Year Government Portfolio..........................   $67,883    $39,861          --          --
DFA Five-Year Global Fixed Income Portfolio.................        --         --     346,091     291,021
DFA Intermediate Government Fixed Income Portfolio..........    23,269     11,209          --          --

E. INVESTMENT TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies for each Portfolio were as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
U.S. Large Company Portfolio...............................      $ 67,718                  --      $  67,718
Enhanced U.S. Large Company Portfolio......................            --            $(32,698)       (32,698)
U.S. Large Cap Value Portfolio.............................       102,260                  --        102,260
U.S. Small XM Value Portfolio..............................        10,476                  --         10,476
U.S. Small Cap Value Portfolio.............................       609,186                  --        609,186
U.S. Small Cap Portfolio...................................        37,114                  --         37,114
U.S. Micro Cap Portfolio...................................       251,572                  --        251,572
DFA Real Estate Securities Portfolio.......................        69,828              (6,005)        63,823
Large Cap International Portfolio..........................        44,037             (79,574)       (35,537)
International Small Company Portfolio......................        35,173             (62,769)       (27,596)
Japanese Small Company Portfolio...........................        12,317            (165,874)      (153,557)
Pacific Rim Small Company Portfolio........................        48,962             (90,281)       (41,319)
United Kingdom Small Company Portfolio.....................        21,874             (14,669)         7,205
Continental Small Company Portfolio........................        62,984             (49,595)        13,389
DFA International Small Cap Value Portfolio................       109,657            (175,265)       (65,608)
Emerging Markets Portfolio.................................        89,130            (108,150)       (19,020)
Emerging Markets Small Cap Portfolio.......................            --              (2,084)        (2,084)
DFA One-Year Fixed Income Portfolio........................         9,731                  --          9,731
DFA Two-Year Global Fixed Income Portfolio.................        13,483                  --         13,483
DFA Five-Year Government Portfolio.........................         1,444              (1,645)          (201)
DFA Five-Year Global Fixed Income Portfolio................        11,149              (2,543)         8,606
DFA Intermediate Government Fixed Income Portfolio.........        14,649                (395)        14,254

    At May 31, 2002, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                       EXPIRES ON NOVEMBER 30,
                                                        -----------------------------------------------------
                                                        2002        2003         2004       2005        2006
                                                        ----      ---------      ----      ------      ------
U.S. Large Company Portfolio......................        --            --         --          --          --
Enhanced U.S. Large Company Portfolio.............        --            --         --          --          --
Large Cap International Portfolio.................        --            --         --          --          --
International Small Company Portfolio.............        --            --         --          --          --
Japanese Small Company Portfolio..................        --            --         --      $1,532      $7,918
Pacific Rim Small Company Portfolio...............        --            --         --          --          --
DFA International Small Cap Value Portfolio.......        --            --         --          --          --
Emerging Markets Portfolio........................        --            --         --          --         962
Emerging Markets Small Cap Portfolio..............        --            --         --          --          --
DFA One-Year Fixed Income Portfolio...............        --            --         --          --          --
DFA Two-Year Global Fixed Income Portfolio........        --            --         --          --          --
DFA Five-Year Government Portfolio................      $792            --       $887          --          --
DFA Intermediate Government Fixed Income
 Portfolio........................................        --            --         --          --          --

                                                        EXPIRES ON NOVEMBER 30,
                                                    -------------------------------
                                                     2007        2008        2009         TOTAL
                                                    ------      ------      -------      -------
U.S. Large Company Portfolio......................      --      $  513      $ 8,453      $ 8,966
Enhanced U.S. Large Company Portfolio.............      --          --            9            9
Large Cap International Portfolio.................      --          --        2,431        2,431
International Small Company Portfolio.............      --          --       11,868       11,868
Japanese Small Company Portfolio..................  $2,826         632        3,508       16,416
Pacific Rim Small Company Portfolio...............     566          --          907        1,473
DFA International Small Cap Value Portfolio.......      --          --       15,095       15,095
Emerging Markets Portfolio........................   1,831          --       18,234       21,027
Emerging Markets Small Cap Portfolio..............      --          --          526          526
DFA One-Year Fixed Income Portfolio...............      86          69           --          155
DFA Two-Year Global Fixed Income Portfolio........      --         112        1,068        1,180
DFA Five-Year Government Portfolio................      70       1,227           --        2,976
DFA Intermediate Government Fixed Income
 Portfolio........................................      --          --           44           44

    Certain of the Portfolios' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The DFA International Small Cap Value Portfolio realized gains on the sale of passive foreign investment companies of $1,054,143, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F. COMPONENTS OF NET ASSETS AND SHARES AUTHORIZED:

    At May 31, 2002, net assets consists of (amounts in thousands):

                                                                          UNREALIZED
                                ACCUMULATED               ACCUMULATED    APPRECIATION
                                    NET                   NET REALIZED (DEPRECIATION) OF UNREALIZED
                                 INVESTMENT  ACCUMULATED    FOREIGN       INVESTMENT     NET FOREIGN             NUMBER OF
                      PAID-IN      INCOME    NET REALIZED   EXCHANGE    SECURITIES AND    EXCHANGE   TOTAL NET     SHARES
                      CAPITAL      (LOSS)    GAIN (LOSS)  GAIN (LOSS)  FOREIGN CURRENCY  GAIN (LOSS)   ASSETS    AUTHORIZED
                     ---------- ------------ ------------ ------------ ----------------- ----------- ---------- ------------
U.S. Large Company
 Portfolio.......... $  734,460   $ 2,146      $(32,100)         --        $  88,998            --   $  793,504 200,000,000
Enhanced U.S. Large
 Company
 Portfolio..........    131,188       (42)      (17,162)         --          (15,549)           --       98,435 100,000,000
U.S. Large Cap Value
 Portfolio..........  1,136,412      (554)      (94,667)         --          195,474            --    1,236,665 200,000,000
U.S. Small XM Value
 Portfolio..........     63,012    (2,390)        8,844          --           12,369            --       81,835 100,000,000
U.S. Small Cap Value
 Portfolio..........  2,420,169    (4,053)      146,670          --          726,670            --    3,289,456 300,000,000
U.S. Small Cap
 Portfolio..........    938,775    (1,327)      (43,527)         --           86,724            --      980,645 100,000,000
U.S. Micro Cap
 Portfolio..........  1,580,056     2,082       (56,301)         --          329,716            --    1,855,553 300,000,000
DFA Real Estate
 Securities
 Portfolio..........    327,690       902           523          --           64,977            --      394,092 100,000,000
Large Cap
 International
 Portfolio..........    410,473     2,973       (19,899)    $    16          (34,197)      $    18      359,384 150,000,000
International Small
 Company
 Portfolio..........    515,133     3,128       (11,044)         22          (27,489)           91      479,841 100,000,000
Japanese Small
 Company
 Portfolio..........    248,879        (5)      (20,591)         (9)        (150,844)           26       77,456  50,000,000
Pacific Rim Small
 Company
 Portfolio..........    120,862    (1,072)         (568)         (1)         (41,228)           (3)      77,990  50,000,000
United Kingdom Small
 Company
 Portfolio..........     35,315       571            56           3            7,212             3       43,160  20,000,000
Continental Small
 Company
 Portfolio..........     74,370     1,310           464          14           13,389            42       89,589  50,000,000
DFA International
 Small Cap Value
 Portfolio..........    699,100     3,613        (8,255)         (6)         (65,607)          151      628,996 200,000,000
Emerging Markets
 Portfolio..........    403,522     1,390       (33,690)        (32)         (15,507)          (10)     355,673 100,000,000
Emerging Markets
 Small Cap
 Portfolio..........     26,988       234          (191)        (13)          (2,083)          (64)      24,871 100,000,000
DFA One-Year Fixed
 Income Portfolio...    877,412       (78)       (5,206)         --           14,846            --      886,974 300,000,000
DFA Two-Year Global
 Fixed Income
 Portfolio..........    677,145      (218)       (9,221)         --           21,523            --      689,229 200,000,000
DFA Five-Year
 Government
 Portfolio..........    268,627     4,441        (2,243)         --             (201)           --      270,624 100,000,000
DFA Five-Year Global
 Fixed Income
 Portfolio..........    683,455     6,984         1,931      (8,553)           8,606        (3,530)     688,893 100,000,000
DFA Intermediate
 Government Fixed
 Income Portfolio...    303,349     4,332           117          --           14,254            --      322,052 100,000,000

G. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price

(including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    All open repurchase agreements were entered into on May 31, 2002.

    2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2002, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the related net unrealized foreign exchange loss is reflected in the accompanying financial statements:

                                                                                            UNREALIZED
                                                                                              FOREIGN
     EXPIRATION                                               CONTRACT        VALUE AT       EXCHANGE
        DATE                      CURRENCY SOLD                AMOUNT       MAY 31, 2002    GAIN (LOSS)
---------------------   ----------------------------------  -------------   -------------   -----------
      06/14/02          1,928,810,506   Japanese Yen        $ 42,184,848    $ 43,256,729    $(1,071,881)
      06/14/02            228,085,325   Swedish Krona         55,950,944      56,842,150       (891,206)
      06/14/02             12,562,833   British Pounds        15,168,345      15,553,542       (385,197)
      06/18/02             76,417,351   Australian Dollar     22,142,906      23,397,745     (1,254,839)
      06/18/02             86,885,110   Canadian Dollar       18,304,990      18,366,232        (61,242)
                                                            ------------    ------------    -----------
                                                            $153,752,033    $157,416,398    $(3,664,365)
                                                            ============    ============    ===========

    Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The DFA Five-Year Global Fixed Income Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. For the six months ended May 31, 2002, borrowings under the line were as follows:

                                            WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                                             AVERAGE       AVERAGE        DAYS      EXPENSE   BORROWED DURING
                                          INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                                          -------------  ------------  -----------  --------  ---------------
Large Cap International Portfolio.......      2.82%       $2,407,500        4         $ 753     $3,870,000
DFA International Small Cap Value
  Portfolio.............................      2.67%          575,000        2            85        850,000

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no outstanding borrowings under the line of credit for the six months ended May 31, 2002.

I. REIMBURSEMENT FEES:

    Until March 30, 2002, shares of the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio, the Emerging Markets Small Cap Portfolio and the DFA International Small Cap Value Portfolio were sold at a public offering price equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees were recorded as an addition to paid in capital.

    The reimbursement fees for the Japanese Small Company Portfolio and the Emerging Markets Portfolio were .50% of the net asset value of their shares. The reimbursement fees for the Pacific Rim Small Company Portfolio, the Continental Small Company Portfolio and the Emerging Markets Small Cap Portfolio were 1.00% of the net asset value of their shares. The reimbursement fee for the DFA International Small Cap Value Portfolio and the International Small Company Portfolio were 0.675% of the net asset value of its shares.

    Effective March 30, 2002, the Portfolios no longer charge reimbursement fees.

J. SECURITIES LENDING:

    As of May 31, 2002, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Fund, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of May 31, 2002 the interest rate on the pooled cash account earned by each of the portfolios was 1.74% for the domestic portfolios and 1.79% for the International portfolios. The repurchase agreements within the pooled cash account mature on June 3, 2002. The value of securities on loan to broker/dealers, the cash collateral received from such broker/dealers, the value and cost of each portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of May 31, 2002 were as follows:

                                                                                        COST/VALUE OF      VALUE OF
                                                    MARKET VALUE OF      VALUE OF        POOLED CASH    COLLATERAL FROM
                                                      SECURITIES      COLLATERAL AND       ACCOUNT        REPURCHASE
DOMESTIC EQUITY PORTFOLIO                               ON LOAN       INDEMNIFICATION    INVESTMENT       AGREEMENTS
-------------------------                           ---------------   ---------------   -------------   ---------------
DFA Real Estate Securities Portfolio..............    $14,403,119        $16,201,800     $15,201,885      $16,201,800

INTERNATIONAL EQUITY PORTFOLIOS
-------------------------------
Large Cap International Portfolio.................     23,963,931         25,289,388      25,795,186       25,795,186
DFA International Small Cap Value Portfolio.......     64,397,594         68,892,586      71,085,234       71,085,234

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DFA INTERNATIONAL VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                     FOR THE SIX MONTHS ENDED MAY 31, 2002
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (41,633,045 Shares, Cost
  $440,157)++ at Value+.....................................  $   474,200
Receivable for Fund Shares Sold.............................          347
Prepaid Expenses and Other Assets...........................            7
                                                              -----------
    Total Assets............................................      474,554
                                                              -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................          347
Accrued Expenses and Other Liabilites.......................          110
                                                              -----------
    Total Liabilities.......................................          457
                                                              -----------

NET ASSETS..................................................  $   474,097
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE (Authorized
  200,000,000)..............................................   42,507,164
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     11.15
                                                              ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $   467,489
Accumulated Net Investment Gain (Loss)......................         (527)
Accumulated Net Realized Gain (Loss)........................      (26,908)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................       34,043
                                                              -----------
    Total Net Assets........................................  $   474,097
                                                              ===========

--------------

+  See Note B to the financial statements.

++ The cost for federal income tax purposes is $461,900.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002
                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company...........................................         $  1,017
                                                                     --------

EXPENSES
  Administrative Services...................................              423
  Accounting & Transfer Agent Fees..........................               18
  Legal Fees................................................               16
  Audit Fees................................................                3
  Filing Fees...............................................               12
  Shareholders' Reports.....................................                5
  Directors' Fees and Expenses..............................                2
                                                                     --------
        Total Expenses......................................              479
                                                                     --------
  NET INVESTMENT INCOME (LOSS)..............................              538
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................            1,058
  Net Realized Gain (Loss) on Investment Securities Sold....          (15,475)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................           64,532
                                                                     --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................           50,115
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $ 50,653
                                                                     ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DFA INTERNATIONAL VALUE PORTFOLIO

                      STATEMENTS OF CHANGES OF NET ASSETS

                                                                     SIX MONTHS           YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2002              2001
                                                                     -----------       ----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................          $     538        $  11,301
  Capital Gain Distribution Received from The DFA Investment
    Trust Company...........................................              1,058           19,624
  Net Realized Gain (Loss) on Investment Securities Sold....            (15,475)         (13,583)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................             64,532          (76,921)
                                                                      ---------        ---------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................             50,653          (59,579)
                                                                      ---------        ---------

Distributions From:
  Net Investment Income.....................................             (2,205)         (11,902)
  Net Realized Gains........................................            (13,713)         (33,502)
                                                                      ---------        ---------
        Total Distributions.................................            (15,918)         (45,404)
                                                                      ---------        ---------
Capital Share Transactions (1):
  Shares Issued.............................................             82,141          132,014
  Shares Issued in Lieu of Cash Distributions...............             15,917           45,396
  Shares Redeemed...........................................           (108,192)        (192,165)
                                                                      ---------        ---------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            (10,134)         (14,755)
                                                                      ---------        ---------
        Total Increase (Decrease)...........................             24,601         (119,738)
NET ASSETS
    Beginning of Period.....................................            449,496          569,234
                                                                      ---------        ---------
    End of Period...........................................          $ 474,097        $ 449,496
                                                                      =========        =========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................              8,004           11,732
    Shares Issued in Lieu of Cash Distributions.............              1,626            3,828
    Shares Redeemed.........................................            (10,759)         (17,173)
                                                                      ---------        ---------
                                                                         (1,129)          (1,613)
                                                                      =========        =========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2002          2001         2000         1999         1998         1997
                                     -----------    ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................   $  10.30      $  12.58     $  13.07     $  11.88     $  10.94     $  11.90
                                      --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.02          0.25         0.24         0.28         0.24         0.19
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       1.23         (1.50)       (0.32)        1.24         1.08        (0.65)
                                      --------      --------     --------     --------     --------     --------
Total from Investment Operations...       1.25         (1.25)       (0.08)        1.52         1.32        (0.46)
                                      --------      --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.06)        (0.27)       (0.22)       (0.29)       (0.24)       (0.21)
  Net Realized Gains...............      (0.34)        (0.76)       (0.19)       (0.04)       (0.14)       (0.29)
                                      --------      --------     --------     --------     --------     --------
Total Distributions................      (0.40)        (1.03)       (0.41)       (0.33)       (0.38)       (0.50)
                                      --------      --------     --------     --------     --------     --------
Net Asset Value, End of Period.....   $  11.15      $  10.30     $  12.58     $  13.07     $  11.88     $  10.94
                                      ========      ========     ========     ========     ========     ========
Total Return.......................      12.64%#      (10.96)%      (0.72)%      12.96%       12.29%       (4.04)%

Net Assets, End of Period
  (thousands)......................   $474,097      $449,496     $569,234     $453,713     $435,587     $370,117
Ratio of Expenses to Average Net
  Assets **........................       0.53%*        0.51%        0.52%        0.52%        0.53%        0.56%
Ratio of Net Investment Income to
  Average Net Assets...............       0.25%*        2.12%        1.76%        2.21%        2.04%        1.72%
Portfolio Turnover Rate............        N/A           N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................         10%*           6%           9%           6%          15%          23%

--------------

*   Annualized

#   Non-annualized

** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2002, the Portfolio owned 36% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2002, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $12,300
Gross Unrealized Depreciation...............................       --
                                                              -------
Net.........................................................  $12,300
                                                              =======

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no borrowings by the Portfolio under the line of credit during the six months ended May 31, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings under the line of credit with the international custodian bank for the six months ended May 31, 2002.

                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)


                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (98.8%)
 3M Co.................................................      120,100   $   15,064,143
 Abbott Laboratories...................................      477,000       22,657,500
 Ace, Ltd..............................................       79,500        2,751,495
 *ADC Telecommunications, Inc..........................      243,400          815,390
 Adobe Systems, Inc....................................       72,600        2,620,497
 *Advanced Micro Devices, Inc..........................      104,100        1,189,863
 *AES Corp.............................................      163,400        1,070,270
 #Aetna, Inc...........................................       44,400        2,124,540
 AFLAC, Inc............................................      160,100        5,148,816
 *Agilent Technologies, Inc............................      142,100        3,747,177
 Air Products & Chemicals, Inc.........................       69,600        3,490,440
 Alberto-Culver Co. Class B............................       17,700          937,569
 Albertson's, Inc......................................      124,600        4,382,182
 Alcan Aluminum, Ltd...................................       98,300        3,745,230
 Alcoa, Inc............................................      259,700        9,084,306
 #Allegheny Energy, Inc................................       38,300        1,376,119
 #Allegheny Teledyne, Inc..............................       24,600          431,976
 Allergan, Inc.........................................       40,100        2,530,310
 *Allied Waste Industries, Inc.........................       60,400          676,480
 Allstate Corp.........................................      218,600        8,411,728
 #Alltel Corp..........................................       95,300        4,906,997
 *Altera Corp..........................................      118,100        2,126,981
 #Ambac Financial Group, Inc...........................       32,300        2,175,728
 #Amerada Hess Corp....................................       27,200        2,237,200
 #Ameren Corp..........................................       42,200        1,844,984
 #American Electric Power Co., Inc.....................       98,800        4,221,724
 American Express Co...................................      409,000       17,386,590
 #American Greetings Corp. Class A.....................       19,600          405,132
 American International Group, Inc.....................      800,700       53,622,879
 *American Power Conversion Corp.......................       59,900          838,300
 *American Standard Companies, Inc.....................       22,000        1,661,000
 #AmerisourceBergen Corp...............................       31,900        2,459,171
 *Amgen, Inc...........................................      321,200       15,298,756
 *#AMR Corp............................................       47,400          993,030
 AmSouth Bancorporation................................      111,800        2,481,960
 Anadarko Petroleum Corp...............................       76,300        3,872,225
 *Analog Devices, Inc..................................      111,900        4,097,778
 *Andrew Corp..........................................       25,000          430,875
 Anheuser-Busch Companies, Inc.........................      270,900       13,981,149
 *AOL Time Warner, Inc.................................    1,356,700       25,370,290
 AON Corp..............................................       82,500        2,757,975
 Apache Corp...........................................       42,000        2,338,560
 *Apollo Group, Inc. (Class A).........................       52,900        1,829,017
 *Apple Computer, Inc..................................      108,300        2,522,848
 Applera Corporation - Applied Biosystems Group........       65,200        1,186,640
 *#Applied Materials, Inc..............................      502,600       11,147,668
 *Applied Micro Circuits Corp..........................       91,700          564,413
 Archer-Daniels Midland Co.............................      200,600        2,918,730
 Ashland, Inc..........................................       21,200          805,388
 AT&T Corp.............................................    1,084,400       12,980,268
 *#AT&T Wireless Services, Inc.........................      828,500        6,719,135
 Autodesk, Inc.........................................       33,600          452,928
 Automatic Data Processing, Inc........................      190,100        9,869,992
 *#Autozone, Inc.......................................       32,700        2,676,495
 *Avaya, Inc...........................................      110,300          763,276

                                                            SHARES             VALUE+
                                                            ------             ------
 Avery Dennison Corp...................................       33,600   $    2,196,432
 Avon Products, Inc....................................       72,300        3,828,285
 #B B & T Corp.........................................      141,400        5,313,812
 Baker Hughes, Inc.....................................      102,900        3,771,285
 Ball Corp.............................................       16,800          698,544
 Bank of America Corp..................................      482,300       36,563,163
 Bank of New York Co., Inc.............................      225,700        8,192,910
 Bank One Corp.........................................      357,700       14,533,351
 Bard (C.R.), Inc......................................       15,700          865,070
 #Barrick Gold Corp....................................      164,200        3,579,560
 Bausch & Lomb, Inc....................................       16,500          623,205
 Baxter International, Inc.............................      180,900        9,714,330
 Bear Stearns Companies, Inc...........................       30,600        1,837,530
 Becton Dickinson & Co.................................       79,300        2,981,680
 *Bed, Bath and Beyond, Inc............................       89,100        3,055,684
 Bellsouth Corp........................................      575,700       19,159,296
 Bemis Co., Inc........................................       16,200          808,380
 *#Best Buy Co., Inc...................................       97,350        4,497,570
 Big Lots, Inc.........................................       35,100          628,290
 *Biogen, Inc..........................................       45,300        2,260,243
 Biomet, Inc...........................................       82,800        2,336,202
 *BJ Services, Co......................................       47,900        1,797,208
 Black & Decker Corp...................................       24,400        1,166,076
 Block (H.&R.), Inc....................................       55,900        2,509,910
 *BMC Software, Inc....................................       74,300        1,256,413
 Boeing Co.............................................      256,600       10,943,990
 #Boise Cascade Corp...................................       17,800          633,324
 *#Boston Scientific Corp..............................      123,700        3,445,045
 Bristol Myers Squibb Co...............................      593,000       18,454,160
 *#Broadcom Corp.......................................       80,300        1,811,166
 Brown-Forman Corp. Class B............................       21,000        1,652,910
 Brunswick Corp........................................       26,900          715,540
 Burlington Northern Santa Fe Corp.....................      117,900        3,336,570
 Burlington Resources, Inc.............................       61,600        2,500,960
 *#Calpine Corp........................................      113,800        1,097,032
 Campbell Soup Co......................................      125,500        3,545,375
 Capital One Financial Corp............................       65,800        4,108,552
 Cardinal Health, Inc..................................      137,700        9,151,542
 Carnival Corp.........................................      179,700        5,462,880
 Caterpillar, Inc......................................      105,200        5,498,804
 *Cendant Corp.........................................      300,800        5,498,624
 Centex Corp...........................................       18,700        1,005,125
 CenturyTel, Inc.......................................       43,300        1,342,300
 Charter One Financial, Inc............................       69,000        2,497,800
 ChevronTexaco Corp....................................      327,000       28,530,750
 *Chiron Corp..........................................       58,100        2,100,024
 Chubb Corp............................................       52,100        3,915,836
 *CIENA Corp...........................................      100,800          571,032
 CIGNA Corp............................................       44,300        4,698,015
 Cincinnati Financial Corp.............................       49,500        2,245,072
 Cinergy Corp..........................................       51,000        1,858,950
 Cintas Corp...........................................       52,100        2,719,880
 Circuit City Stores, Inc. (Circuit City Group)........       64,000        1,466,240
 *Cisco Sytems, Inc....................................    2,248,100       35,475,018
 Citigroup, Inc........................................    1,576,900       68,090,542
 *Citizens Communications Co...........................       85,800          806,520

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

                                                            SHARES             VALUE+
                                                            ------             ------
 *#Citrix Systems, Inc.................................       57,500   $      615,250
 *Clear Channel Communications, Inc....................      183,300        9,757,059
 Clorox Co.............................................       71,400        3,270,120
 CMS Energy Corp.......................................       40,800          736,848
 Coca-Cola Co..........................................      761,500       42,308,940
 Coca-Cola Enterprises, Inc............................      136,400        2,966,700
 Colgate-Palmolive Co..................................      169,100        9,165,220
 *#Comcast Corp. Class A Special.......................      289,600        8,153,688
 Comerica, Inc.........................................       54,600        3,499,860
 Computer Associates International, Inc................      177,100        3,074,456
 *#Computer Sciences Corp..............................       52,500        2,486,925
 *Compuware Corp.......................................      114,400          842,556
 *Comverse Tecnology, Inc..............................       57,100          676,920
 Conagra, Inc..........................................      164,600        4,050,806
 *Concord EFS, Inc.....................................      155,700        4,866,403
 *Conexant Systems, Inc................................       78,300          559,453
 Conoco, Inc...........................................      191,900        5,158,272
 *#Conseco, Inc........................................      105,800          295,182
 #Consolidated Edison, Inc.............................       65,100        2,849,427
 Constellation Energy Group............................       50,200        1,519,554
 *Convergys Corp.......................................       52,800        1,385,472
 *Cooper Industries, Ltd...............................       28,700        1,244,719
 Cooper Tire & Rubber Co...............................       22,200          507,048
 Coors (Adolph) Co. Class B............................       11,100          740,814
 *Corning, Inc.........................................      289,600        1,390,080
 *Costco Wholesale Corp................................      138,700        5,448,136
 #Countrywide Credit Industries, Inc...................       37,600        1,854,056
 Crane Co..............................................       18,300          507,459
 CSX Corp..............................................       65,600        2,256,640
 #Cummins Engine Co., Inc..............................       12,600          463,806
 CVS Corp..............................................      119,800        3,837,194
 Dana Corp.............................................       45,500          970,060
 Danaher Corp..........................................       45,600        3,174,672
 Darden Restaurants, Inc...............................       53,750        1,350,737
 Deere & Co............................................       72,900        3,426,300
 *Dell Computer Corp...................................      799,100       21,459,830
 Delphi Automotive Systems Corp........................      171,800        2,705,850
 Delta Air Lines, Inc..................................       37,700          989,625
 Deluxe Corp...........................................       20,300          918,372
 Devon Energy Corp.....................................       47,600        2,487,100
 Dillards, Inc. Class A................................       25,700          771,771
 Disney (Walt) Co......................................      625,000       14,318,750
 #Dollar General Corp..................................      101,900        1,751,661
 Dominion Resources, Inc...............................       80,500        5,214,790
 Donnelley (R.R.) & Sons Co............................       34,700        1,000,401
 Dover Corp............................................       62,100        2,210,139
 Dow Chemical Co.......................................      276,400        9,215,176
 #Dow Jones & Co., Inc.................................       25,900        1,425,795
 #DTE Energy Co........................................       49,800        2,330,640
 Duke Power Co.........................................      253,200        8,104,932
 DuPont (E.I.) de Nemours & Co., Inc...................      314,300       14,457,800
 Dynegy, Inc...........................................      107,500          955,675
 Eastman Chemical Co...................................       23,700        1,096,125
 #Eastman Kodak Co.....................................       89,500        2,977,665
 Eaton Corp............................................       21,200        1,713,384
 Ecolab, Inc...........................................       39,200        1,869,056
 *Edison International.................................      100,000        1,866,000
 El Paso Corp..........................................      156,400        4,011,660
 Electronic Data Systems Corp..........................      147,400        7,785,668
 *EMC Corp. MA.........................................      679,100        4,923,475

                                                            SHARES             VALUE+
                                                            ------             ------
 Emerson Electric Co...................................      128,900   $    7,456,865
 Engelhard Corp........................................       39,700        1,235,464
 #Entergy Corp.........................................       67,700        2,977,446
 EOG Resources, Inc....................................       35,400        1,451,400
 Equifax, Inc..........................................       44,400        1,226,772
 Equity Office Properties Trust........................      127,000        3,827,780
 Equity Residential Corp...............................       83,100        2,404,914
 Exelon Corp...........................................       98,300        5,258,067
 Exxon Mobil Corp......................................    2,096,600       83,717,238
 #Family Dollar Stores, Inc............................       52,900        1,904,400
 Fannie Mae............................................      306,200       24,499,062
 Federal Home Loan Mortgage Corporation................      213,100       13,968,705
 *Federated Department Stores, Inc.....................       58,800        2,434,908
 *FedEx Corp...........................................       91,500        4,936,425
 Fifth Third Bancorp...................................      178,700       11,646,772
 First Data Corp.......................................      116,900        9,258,480
 *First Tennessee National Corp........................       38,800        1,511,260
 FirstEnergy Corp......................................       91,300        3,150,763
 *Fiserv, Inc..........................................       58,500        2,485,372
 FleetBoston Financial Corp............................      320,000       11,276,800
 Fluor Corp............................................       24,500          921,200
 Ford Motor Co.........................................      555,100        9,797,515
 *Forest Laboratories, Inc.............................       54,700        4,038,501
 Fortune Brands, Inc...................................       45,500        2,441,075
 #FPL Group, Inc.......................................       53,900        3,395,161
 Franklin Resources, Inc...............................       80,100        3,486,753
 *Freeport McMoran Copper & Gold, Inc. Class B.........       44,100          870,975
 Gannett Co., Inc......................................       81,200        6,154,960
 #Gap, Inc.............................................      265,100        3,862,507
 *Gateway, Inc.........................................       99,300          532,248
 General Dynamics Corp.................................       61,800        6,217,080
 General Electric Co...................................    3,045,400       94,833,756
 General Mills, Inc....................................      112,000        5,096,000
 General Motors Corp...................................      170,200       10,577,930
 Genuine Parts Co......................................       53,300        1,948,115
 *Genzyme Corp.........................................       65,100        2,085,153
 Georgia-Pacific Corp..................................       70,400        1,878,976
 Gillette Co...........................................      323,500       11,506,895
 #Golden West Financial Corp...........................       48,300        3,379,068
 Goodrich (B.F.) Co....................................       31,100        1,039,051
 Goodyear Tire & Rubber Co.............................       49,900        1,093,808
 Grainger (W.W.), Inc..................................       28,700        1,509,046
 Great Lakes Chemical Corp.............................       15,500          394,010
 *Guidant Corp.........................................       93,400        3,736,000
 Halliburton Co........................................      131,500        2,439,325
 Harley-Davidson, Inc..................................       92,800        4,879,424
 *Harrahs Entertainment, Inc...........................       34,500        1,643,925
 Hartford Financial Services Group, Inc................       75,200        4,963,200
 Hasbro, Inc...........................................       53,000          810,900
 HCA, Inc..............................................      157,800        7,752,714
 *Health Management Associates, Inc....................       74,000        1,523,660
 *Healthsouth Corp.....................................      120,200        1,700,830
 Heinz (H.J.) Co.......................................      107,200        4,355,536
 *Hercules, Inc........................................       33,300          419,247
 Hershey Foods Corp....................................       41,500        2,769,295
 Hewlett-Packard Co....................................      925,362       17,665,161
 #Hilton Hotels Corp...................................      113,200        1,607,440
 Home Depot, Inc.......................................      718,300       29,945,927

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

                                                            SHARES             VALUE+
                                                            ------             ------
 Honeywell International, Inc..........................      249,300   $    9,697,770
 Household International, Inc..........................      140,300        7,176,345
 *Humana, Inc..........................................       51,700          786,874
 Huntington Bancshares, Inc............................       77,100        1,539,301
 Illinois Tool Works, Inc..............................       93,400        6,634,202
 *Immunex Corp.........................................      167,000        4,210,905
 IMS Health, Inc.......................................       90,500        1,905,025
 *Inco, Ltd............................................       55,800        1,264,428
 Ingersoll-Rand Co., Ltd. Class A......................       51,500        2,593,025
 Intel Corp............................................    2,057,200       56,758,148
 International Business Machines Corp..................      528,000       42,477,600
 International Flavors & Fragrances, Inc...............       29,100          991,146
 *International Game Technology........................       27,400        1,712,500
 #International Paper Co...............................      147,800        6,370,180
 #Interpublic Group of Companies, Inc..................      115,800        3,821,400
 *Intuit, Inc..........................................       65,200        2,852,174
 ITT Industries, Inc...................................       27,100        1,815,700
 *Jabil Circuit, Inc...................................       60,400        1,386,784
 *JDS Uniphase Corp....................................      416,000        1,462,240
 Jefferson-Pilot Corp..................................       46,200        2,199,582
 John Hancock Financial Services, Inc..................       91,600        3,360,804
 Johnson & Johnson.....................................      940,100       57,675,135
 Johnson Controls, Inc.................................       26,800        2,360,008
 *Jones Apparel Group, Inc.............................       38,400        1,530,624
 JP Morgan Chase & Co..................................      604,700       21,738,965
 KB Home Corp..........................................       15,500          798,715
 Kellogg Co............................................      124,600        4,572,820
 Kerr-McGee Corp.......................................       30,700        1,783,363
 KeyCorp...............................................      129,800        3,543,540
 KeySpan Corporation...................................       42,600        1,612,836
 Kimberly Clark Corp...................................      161,000       10,452,120
 Kinder Morgan, Inc....................................       37,900        1,639,175
 *King Pharmaceuticals, Inc............................       75,300        2,036,865
 *#KLA-Tencor Corp.....................................       57,300        2,987,908
 Knight Ridder, Inc....................................       25,800        1,698,414
 *Kohls Corp...........................................      102,700        7,702,500
 *Kroger Co............................................      245,400        5,484,690
 Leggett and Platt, Inc................................       60,100        1,581,832
 Lehman Brothers Holdings, Inc.........................       74,900        4,568,900
 *Lexmark International Group, Inc.....................       39,800        2,485,510
 Lilly (Eli) & Co......................................      344,500       22,289,150
 Limited Brands, Inc...................................      158,500        3,326,915
 Lincoln National Corp.................................       58,100        2,604,042
 Linear Technology Corp................................       97,300        3,623,938
 Liz Claiborne, Inc....................................       32,200          986,286
 Lockheed Martin Corp..................................      135,900        8,432,595
 Loews Corp............................................       58,800        3,357,480
 Louisiana-Pacific Corp................................       32,000          337,600
 Lowe's Companies, Inc.................................      237,400       11,195,784
 *LSI Logic Corp.......................................      112,500        1,282,500
 *Lucent Technologies, Inc.............................    1,049,100        4,878,315
 *Manor Care, Inc......................................       31,400          813,260
 Marathon Oil Corp.....................................       94,800        2,599,416
 Marriott International, Inc. Class A..................       73,800        2,984,472
 Marsh & McLennan Companies, Inc.......................       84,100        8,485,690
 Marshall & Isley Corp.................................       32,700        2,030,343
 Masco Corp............................................      140,700        3,751,062
 Mattel, Inc...........................................      132,300        2,810,052

                                                            SHARES             VALUE+
                                                            ------             ------
 *Maxim Integrated Products, Inc.......................      100,000   $    4,600,500
 May Department Stores Co..............................       89,800        3,159,164
 Maytag Corp...........................................       23,600        1,057,044
 MBIA, Inc.............................................       45,500        2,553,005
 MBNA Corp.............................................      261,200        9,458,052
 *McDermott International, Inc.........................       18,800          249,100
 McDonalds Corp........................................      394,000       11,796,360
 McGraw-Hill Companies, Inc............................       59,300        3,743,609
 McKesson Corp.........................................       88,200        3,307,500
 MeadWestavco Corp.....................................       60,800        1,918,848
 *Medimmune, Inc.......................................       75,900        2,468,268
 Medtronic, Inc........................................      371,000       17,121,650
 Mellon Financial Corp.................................      135,400        5,023,340
 Merck & Co., Inc......................................      697,200       39,810,120
 *Mercury Interactive Corp.............................       25,300          856,279
 Meredith Corp.........................................       15,100          610,644
 Merrill Lynch & Co., Inc..............................      258,100       10,507,251
 MetLife, Inc..........................................      222,200        7,383,706
 MGIC Investment Corp..................................       32,900        2,394,462
 *Micron Technology, Inc...............................      184,000        4,338,720
 *Microsoft Corp.......................................    1,659,700       84,487,029
 Millipore Corp........................................       14,600          577,868
 *Mirant Corp..........................................      122,800        1,166,600
 #Molex, Inc...........................................       59,500        2,246,423
 Moody's Corp..........................................       47,800        2,302,048
 Morgan Stanley Dean Witter & Co.......................      337,600       15,347,296
 Motorola, Inc.........................................      682,100       10,906,779
 *Nabors Industries, Inc...............................       43,200        1,896,480
 National City Corp....................................      186,200        6,196,736
 *National Semiconductor Corp..........................       54,400        1,670,080
 #Navistar International Corp..........................       18,300          649,833
 *NCR Corp.............................................       29,800        1,089,190
 *Network Appliance Corp...............................      102,300        1,330,412
 New York Times Class A................................       46,300        2,327,501
 Newell Rubbermaid, Inc................................       81,900        2,796,885
 Newmont Mining Corp...................................      120,000        3,745,200
 *#Nextel Communications Corp. Class A.................      244,700        1,189,242
 Nicor, Inc............................................       13,600          653,616
 Nike, Inc. Class B....................................       82,200        4,418,250
 NiSource, Inc.........................................       63,600        1,541,028
 *Noble Corp...........................................       40,600        1,738,492
 Nordstrom, Inc........................................       41,200        1,014,344
 Norfolk Southern Corp.................................      118,500        2,508,645
 Nortel Network Corp...................................      982,300        2,170,883
 Northern Trust Corp...................................       68,000        3,522,060
 #Northrop Grumman Corp................................       33,900        4,112,409
 *Novell, Inc..........................................      111,100          379,962
 *Novellus Systems, Inc................................       43,900        1,864,872
 #Nucor Corp...........................................       23,900        1,593,413
 *Nvidia Corp..........................................       44,300        1,483,386
 Occidental Petroleum Corp.............................      114,500        3,418,970
 *Office Depot, Inc....................................       94,200        1,721,976
 #Omnicom Group, Inc...................................       57,000        4,923,090
 *Oracle Systems Corp..................................    1,684,900       13,335,984
 Paccar, Inc...........................................       35,400        1,566,273
 *Pactiv Corp..........................................       48,800        1,130,696
 Pall Corp.............................................       37,400          851,224
 *Palm, Inc............................................      177,100          282,475
 *Parametric Technology Corp...........................       79,700          278,552
 Parker-Hannifin Corp..................................       35,900        1,759,100

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

                                                            SHARES             VALUE+
                                                            ------             ------
 #Paychex, Inc.........................................      114,900   $    3,980,711
 Penney (J.C.) Co., Inc................................       80,900        1,978,814
 Peoples Energy Corp...................................       10,900          429,242
 *Peoplesoft, Inc......................................       92,800        1,905,648
 Pepsi Bottling........................................       87,500        2,889,250
 Pepsico, Inc..........................................      536,200       27,871,676
 PerkinElmer, Inc......................................       37,600          525,272
 Pfizer, Inc...........................................    1,926,900       66,670,740
 *PG&E Corp. (Holding Co.).............................      118,900        2,556,350
 Pharmacia Corp........................................      397,700       17,176,663
 Phelps Dodge Corp.....................................       24,100          940,141
 Philip Morris Companies, Inc..........................      664,100       38,019,725
 Phillips Petroleum Co.................................      116,900        6,727,595
 Pinnacle West Capital Corp............................       26,000        1,042,860
 Pitney Bowes, Inc.....................................       74,800        3,063,060
 Placer Dome, Inc......................................      100,700        1,369,520
 Plum Creek Timber Co., Inc............................       55,900        1,697,683
 *PMC Sierra, Inc......................................       50,600          719,785
 PNC Financial Services Group, Inc.....................       88,300        4,966,875
 *Power-One, Inc.......................................       24,200          217,558
 PPG Industries, Inc...................................       51,700        2,956,206
 PPL Corp..............................................       45,000        1,592,550
 Praxair, Inc..........................................       49,300        2,760,800
 Procter & Gamble Co...................................      397,200       35,569,260
 Progress Energy, Inc..................................       67,100        3,479,135
 Progressive Corp......................................       67,400        3,990,754
 Providian Financial Corp..............................       87,200          710,680
 Public Service Enterprise Group, Inc..................       63,100        2,857,168
 Pulte Homes Inc.......................................       18,500        1,003,255
 *Q Logic Corp.........................................       28,600        1,307,878
 *Qualcomm, Inc........................................      235,100        7,439,740
 *Quintiles Transnational Corp.........................       36,600          520,269
 *Qwest Communications International, Inc..............      510,300        2,633,148
 Radioshack Corp.......................................       54,900        1,879,776
 *Rational Software Corp...............................       59,600          678,546
 Raytheon Co...........................................      119,800        5,295,160
 *Reebok International, Ltd............................       18,100          473,858
 Regions Financial Corp................................       69,700        2,512,685
 Reliant Energy, Inc...................................       91,400        1,554,714
 *Robert Half International, Inc.......................       53,700        1,325,316
 Rockwell Collins......................................       56,200        1,461,200
 Rockwell International Corp...........................       56,500        1,239,610
 Rohm & Haas Co........................................       67,500        2,543,400
 Rowan Companies, Inc..................................       28,800          740,160
 Royal Dutch Petroleum Co..............................      651,000       35,805,000
 Ryder System, Inc.....................................       18,500          553,150
 *Sabre Holdings Corp..................................       43,800        1,725,720
 Safeco Corp...........................................       39,200        1,253,812
 *Safeway, Inc.........................................      153,900        6,256,035
 *Saint Jude Medical, Inc..............................       26,600        2,245,040
 Saint Paul Companies, Inc.............................       63,600        2,709,996
 *Sanmina Corp.........................................      160,300        1,849,061
 Sara Lee Corp.........................................      240,700        5,073,956
 SBC Communications, Inc...............................    1,027,400       35,229,546
 Schering-Plough Corp..................................      448,700       11,868,115
 Schlumberger, Ltd.....................................      176,600        9,119,624
 Schwab (Charles) Corp.................................      418,900        5,064,501
 Scientific-Atlanta, Inc...............................       47,900          931,655
 *Sealed Air Corp......................................       25,700        1,150,075
 Sears, Roebuck & Co...................................       98,900        5,840,045

                                                            SHARES             VALUE+
                                                            ------             ------
 #Sempra Energy........................................       63,500   $    1,588,135
 Sherwin-Williams Co...................................       47,300        1,494,680
 *#Siebel Systems, Inc.................................      141,800        2,588,559
 Sigma-Aldrich Corp....................................       22,600        1,077,794
 SLM Corp..............................................       48,000        4,631,040
 Snap-On, Inc..........................................       17,800          562,480
 *Solectron Corp.......................................      251,600        2,032,928
 Southern Co...........................................      213,100        5,753,700
 SouthTrust Corp.......................................      106,300        2,760,080
 Southwest Airlines Co.................................      235,000        4,002,050
 #Sprint Corp..........................................      272,000        4,474,400
 *#Sprint Corp. (PCS Group)............................      303,100        3,164,364
 Stanley Works.........................................       26,100        1,111,338
 *Staples, Inc.........................................      141,500        2,984,943
 *Starbucks Corp.......................................      117,200        2,846,202
 #Starwood Hotels and Resorts Worldwide, Inc...........       60,600        2,144,634
 State Street Corp.....................................       99,500        4,622,770
 Stilwell Financial, Inc...............................       67,800        1,464,480
 #Stryker Corp.........................................       60,200        3,284,512
 *Sun Microsystems.....................................      995,700        6,875,309
 Sunoco, Inc...........................................       23,200          824,992
 #Suntrust Banks, Inc..................................       88,500        6,044,550
 Supervalu, Inc........................................       40,700        1,228,326
 Symbol Technologies, Inc..............................       70,100          600,757
 Synovus Financial Corp................................       89,300        2,379,845
 Sysco Corp............................................      203,900        5,678,615
 T. Rowe Price Group, Inc..............................       37,700        1,361,536
 Target Corp...........................................      276,600       11,465,070
 Teco Energy, Inc......................................       42,800        1,065,720
 *Tektronix, Inc.......................................       28,200          571,896
 *Tellabs, Inc.........................................      125,600        1,214,552
 Temple-Inland, Inc....................................       16,300          907,584
 *Tenet Healthcare Corp................................       99,900        7,442,550
 *Teradyne, Inc........................................       55,400        1,500,232
 Texas Corp............................................       81,300        4,173,129
 Texas Instruments, Inc................................      532,100       15,255,307
 Textron, Inc..........................................       43,300        2,031,636
 *Thermo-Electron Corp.................................       54,500        1,000,620
 Thomas & Betts Corp...................................       17,900          390,578
 Tiffany & Co..........................................       44,400        1,665,000
 TJX Companies, Inc....................................      167,200        3,526,248
 *#TMP Worldwide, Inc..................................       33,900          915,470
 Torchmark Corp........................................       38,100        1,537,716
 *#Toys R Us, Inc......................................       60,200        1,098,650
 Transocean, Inc.......................................       97,700        3,729,209
 Tribune Co............................................       91,300        3,881,163
 TRW, Inc..............................................       38,700        2,124,630
 Tupperware Corp.......................................       17,800          393,914
 Tyco International, Ltd...............................      611,900       13,431,205
 U.S. Bancorp..........................................      585,000       13,835,250
 Unilever NV...........................................      175,200       11,479,104
 Union Pacific Corp....................................       76,200        4,666,488
 Union Planters Corp...................................       42,100        2,112,157
 *Unisys Corp..........................................       98,800        1,130,272
 United States Steel Corp..............................       30,300          622,362
 United Technologies Corp..............................      144,900        9,979,263
 Unitedhealth Group, Inc...............................       95,600        8,680,480
 *Univision Communications, Inc. Class A...............       64,400        2,576,000
 Unocal Corp...........................................       74,900        2,757,818

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 UnumProvident Corp....................................       74,100   $    1,874,730
 UST, Inc..............................................       51,600        1,977,828
 *Veritas Software Co..................................      122,900        2,785,529
 Verizon Communications, Inc...........................      832,000       35,776,000
 VF Corp...............................................       34,000        1,445,000
 *Viacom, Inc. Class B.................................      543,600       26,614,656
 Visteon Corp..........................................       40,000          630,000
 *Vitesse Semiconductor, Inc...........................       61,400          308,535
 Vulcan Materials Co...................................       31,000        1,482,730
 Wachovia Corp.........................................      417,100       16,004,127
 Walgreen Co...........................................      313,100       11,979,206
 Wal-Mart Stores, Inc..................................    1,366,100       73,906,010
 Washington Mutual, Inc................................      295,100       11,470,537
 #Waste Management, Inc................................      192,400        5,281,380
 *Waters Corp..........................................       40,100        1,069,066
 *#Watson Pharmaceuticals, Inc.........................       32,600          847,600
 *Wellpoint Health Networks, Inc.......................       44,200        3,277,872
 Wells Fargo Company...................................      519,600       27,227,040
 Wendy's International, Inc............................       32,100        1,218,837
 Weyerhaeuser Co.......................................       67,500        4,421,250
 Whirlpool Corp........................................       20,500        1,463,700
 #Williams Companies, Inc..............................      158,100        2,245,020
 Winn-Dixie Stores, Inc................................       43,000          834,630
 *Worldcom, Inc........................................      809,800        1,344,268
 Worthington Industries, Inc...........................       26,200          399,550
 Wrigley (Wm.) Jr. Co..................................       69,100        3,960,121
 Wyeth.................................................      404,400       22,444,200
 XCEL Energy, Inc......................................      112,900        2,426,221
 *Xerox Corp...........................................      220,700        1,979,679
 *Xilinx, Inc..........................................      102,800        3,624,214
 XL Capital, Ltd.......................................       40,700        3,602,764
 *Yahoo!, Inc..........................................      178,300        2,860,824
 *Yum! Brands, Inc.....................................       44,700        2,856,330
 *Zimmer Holdings, Inc.................................       59,400        2,077,812
 #Zions Bancorp........................................       28,100        1,547,046
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,773,125,194)................................                 3,000,999,800
                                                                       --------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by FHLMC Discount Notes
   2.43%, 05/22/03, valued at $37,166,814) to be
   repurchased at $36,622,096
   (Cost $36,617,000)..................................   $   36,617       36,617,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,809,742,194)++..............................                $3,037,616,800
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $2,854,065,469.

                See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (98.4%)
BONDS -- (47.6%)
African Development Bank Medium Term Notes
    6.500%, 03/15/04...................................     $2,800     $ 2,941,120
Asian Development Bank Corporate Bonds
    6.125%, 03/09/04...................................      2,900       3,038,620
Bank Nederlandse Gemeenten Medium Term Notes
    7.125%, 01/27/04...................................      2,600       2,757,560
Bank of America Corp. Corporate Bonds
    5.750%, 03/01/04...................................      2,800       2,900,148
Citigroup, Inc. Corporate Bonds
    7.200%, 02/01/04...................................      2,800       2,961,014
Dexia Municipal Agency Medium Term Notes
    5.500%, 01/23/04...................................      2,800       2,895,200
Dupont (E.I.) de Nemours & Co., Inc. Corporate Bonds
    8.125%, 03/15/04...................................      2,500       2,703,530
European Investment Bank Corporate Bonds
    4.750%, 04/26/04...................................      2,800       2,842,837
General Electric Capital Corp. Medium Term Notes
    5.750%, 04/06/04...................................      2,781       2,884,731
Inter-American Development Bank Corporate Bonds
    5.125%, 02/05/04...................................      3,100       3,202,409
International Finance Corp. Medium Term Notes
    5.000%, 11/25/03...................................      2,000       2,054,400
JP Morgan Chase & Co. Corporate Bonds
    5.750%, 02/25/04...................................      2,800       2,902,956
KFW International Finance, Inc. Medium Term Notes
    5.625%, 03/10/04...................................      2,800       2,905,280
Landwirtschaftliche Rentenbank Medium Term Notes
    5.375%, 02/18/04...................................      2,600       2,684,500
Wal-Mart Stores, Inc. Corporate Bonds
    4.375%, 08/01/03...................................      1,000       1,015,218
Wells Fargo & Co. Corporate Bonds
    4.250%, 08/15/03...................................      2,000       2,026,974
World Bank (International Bank for Reconstruction &
  Development) Corporate Bonds
    4.750%, 04/30/04...................................      2,600       2,669,113
                                                                       -----------
TOTAL BONDS
  (Cost $45,236,174)...................................                 45,385,610
                                                                       -----------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
COMMERCIAL PAPER -- (37.7%)
Barton Capital Corp.
    1.800%, 06/03/02...................................     $1,004     $ 1,004,000
    1.770%, 06/07/02...................................      2,900       2,899,439
CDC Commercial Paper Corp.
    1.760%, 06/04/02...................................      2,600       2,599,874
Ciesco L.P.
    1.760%, 06/20/02...................................      2,900       2,897,590
Corporate Asset Funding Co.
    1.750%, 06/12/02...................................      2,700       2,698,826
Dow Jones & Co., Inc.
    1.800%, 06/05/02...................................      2,700       2,699,737
Enterprise Funding Corp.
    1.770%, 06/06/02...................................      1,400       1,399,797
Koch Industries, Inc.
    1.790%, 06/03/02...................................      1,000       1,000,000
    1.750%, 06/05/02...................................      1,600       1,599,845
Novartis Financial Corp.
    1.740%, 06/24/02...................................        500         499,466
Paccar Financial Corp.
    1.780%, 06/03/02...................................      2,700       2,700,000
Sheffield Receivables Corp.
    1.780%, 06/18/02...................................      2,900       2,897,885
Sigma Finance Corp.
    1.770%, 07/01/02...................................      2,900       2,896,098
Toyota Motor Credit Corp.
    1.750%, 06/17/02...................................      2,700       2,698,173
USAA Capital Corp.
    1.720%, 06/05/02...................................      2,700       2,699,739
Windmill Funding Corp.
    1.790%, 06/20/02...................................      2,800       2,797,580
                                                                       -----------
TOTAL COMMERCIAL PAPER
  (Cost $35,984,431)...................................                 35,988,049
                                                                       -----------
AGENCY OBLIGATIONS -- (13.1%)
Federal Home Loan Bank
    **1.715%, 06/19/02.................................      5,000       4,996,200
    5.375%, 01/05/04...................................      1,000       1,035,097
Federal Home Loan Mortgage Corporation
    3.250%, 12/15/03...................................      1,000       1,004,337
    3.250%, 01/15/04...................................      2,000       2,005,542
    5.250%, 02/15/04...................................      1,900       1,965,052
    5.000%, 05/15/04...................................      1,500       1,546,898
                                                                       -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $12,528,518)...................................                 12,553,126
                                                                       -----------
TOTAL -- UNITED STATES
  (Cost $93,749,123)...................................                 93,926,785
                                                                       -----------
CANADA -- (1.4%)
BONDS -- (1.4%)
Canada Mortgage and Housing Corp.
    5.100%, 06/02/03
      (Cost $1,318,849)................................      2,000       1,329,626
                                                                       -----------

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

                                                                             VALUE+
                                                                             ------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $384).........................................                $        392
                                                                       ------------
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.68%, 06/27/02, valued at $189,763) to be
   repurchased at $186,026
   (Cost $186,000).....................................   $      186        186,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $95,254,356)++.................................                $ 95,442,803
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency or the Euro
   *  Non-Income Producing Securities
  ** Face amount of securities pledged as margin requirement for open futures contracts.
  ++  The cost for federal income tax purposes is $95,254,356.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (98.5%)
 *3COM Corp............................................      152,600   $      847,693
 *#Adelphia Communications Corp. Class A...............      179,500          126,547
 *Advanced Micro Devices, Inc..........................       86,100          984,123
 #Aetna, Inc...........................................      539,626       25,821,104
 *AK Steel Holding Corp................................      663,675        9,271,540
 *Alaska Air Group, Inc................................      108,500        3,021,725
 Albemarle Corp........................................      102,100        3,254,948
 *Allegheny Corp.......................................       17,239        3,203,868
 Alliant Energy Corp...................................      212,900        5,859,008
 Allmerica Financial Corp..............................       94,900        4,607,395
 Allstate Corp.........................................      923,700       35,543,976
 Amerada Hess Corp.....................................       71,400        5,872,650
 *America West Holdings Corp. Class B..................       19,400           59,170
 American Financial Group, Inc.........................      177,400        4,743,676
 American National Insurance Co........................       46,700        4,690,081
 #AmerUs Group Co......................................       45,600        1,616,520
 *#AMR Corp............................................      361,200        7,567,140
 Anadarko Petroleum Corp...............................       75,000        3,806,250
 *AOL Time Warner, Inc.................................      804,000       15,034,800
 Apache Corp...........................................       39,300        2,188,224
 *Apple Computer, Inc..................................        1,000           23,295
 Archer-Daniels Midland Co.............................    2,375,260       34,560,033
 *Arrow Electronics, Inc...............................      308,200        7,711,164
 Ashland, Inc..........................................      245,700        9,334,143
 Astoria Financial Corp................................       25,200          878,724
 AT&T Corp.............................................    1,638,800       19,616,436
 *#AT&T Wireless Services, Inc.........................    2,041,537       16,556,865
 *AutoNation, Inc......................................    2,057,600       35,452,448
 Bank of Hawaii Corp...................................      337,800        9,779,310
 Bear Stearns Companies, Inc...........................      373,770       22,444,888
 Belo Corp. Class A....................................      324,200        7,767,832
 Big Lots, Inc.........................................      253,500        4,537,650
 #Boise Cascade Corp...................................      213,400        7,592,772
 *Borders Group, Inc...................................       22,700          473,068
 Borg-Warner, Inc......................................      100,800        6,491,520
 Bowater, Inc..........................................      168,400        8,820,792
 Brunswick Corp........................................      297,600        7,916,160
 Burlington Northern Santa Fe Corp.....................    1,283,000       36,308,900
 Centex Corp...........................................      229,000       12,308,750
 *Charter Communications, Inc..........................      109,000          759,185
 *CIENA Corp...........................................       54,000          305,910
 Cincinnati Financial Corp.............................      551,580       25,016,911
 Circuit City Stores, Inc. (Circuit City Group)........       59,200        1,356,272
 *Clear Channel Communications, Inc....................      465,300       24,767,919
 *#CNA Financial Corp..................................      635,600       16,906,960
 *CNET Networks, Inc...................................       38,114          118,344
 Coca-Cola Enterprises, Inc............................    1,785,400       38,832,450
 *#Comcast Corp. Class A Special.......................      441,700       12,436,063
 Commerce Group, Inc...................................       93,100        3,662,554
 Commercial Federal Corp...............................       98,900        2,848,320
 *Comverse Technology, Inc.............................       29,400          348,537
 *#Conseco, Inc........................................    1,199,100        3,345,489
 *Corning, Inc.........................................      430,000        2,064,000
                                                            SHARES             VALUE+
                                                            ------             ------
 #Countrywide Credit Industries, Inc...................      410,000   $   20,217,100
 *Cox Communications, Inc..............................      324,900       10,929,636
 CSX Corp..............................................      577,800       19,876,320
 #Cummins Engine Co., Inc..............................      143,100        5,267,511
 Curtiss-Wright Corp-Cl B W/I..........................       13,565          961,623
 Dana Corp.............................................      510,700       10,888,124
 Delta Air Lines, Inc..................................      402,500       10,565,625
 Dillards, Inc. Class A................................      348,900       10,477,467
 Eastman Chemical Co...................................       83,200        3,848,000
 *#Extended Stay America, Inc..........................      346,900        5,553,869
 *Federated Department Stores, Inc.....................      618,200       25,599,662
 #First American Financial Corp........................       54,300        1,205,460
 First Citizens Bancshares, Inc........................       10,300        1,155,299
 Florida East Coast Industries Inc. Class B............        7,739          176,836
 Florida East Coast Industries, Inc....................       60,400        1,510,000
 *Foot Locker, Inc.....................................      175,000        2,677,500
 Ford Motor Co.........................................    1,831,500       32,325,975
 *Gateway, Inc.........................................       54,500          292,120
 GATX Corp.............................................      140,300        4,482,585
 #General Motors Corp..................................      860,100       53,455,215
 *General Motors Corp. Class H.........................      826,438       12,049,466
 Georgia-Pacific Corp..................................      334,900        8,938,481
 Golden State Bancorp, Inc.............................      103,200        3,943,272
 Goodyear Tire & Rubber Co.............................      493,200       10,810,944
 Greenpoint Financial Corp.............................      265,700       13,593,212
 Halliburton Co........................................       26,100          484,155
 Harris Corp...........................................      151,400        5,709,294
 *Healthsouth Corp.....................................    1,481,200       20,958,980
 *Hearst-Argyle Television, Inc........................      238,600        6,170,196
 Helmerich & Payne, Inc................................      146,800        5,607,760
 Hibernia Corp.........................................      301,300        6,047,091
 #Hollinger International, Inc. Class A................      268,700        3,157,225
 Horton (D.R.), Inc....................................      598,615       14,678,040
 *Humana, Inc..........................................      618,900        9,419,658
 Huntington Bancshares, Inc............................       11,000          219,615
 *i2 Technologies Inc..................................      205,800          813,939
 Ikon Office Solutions, Inc............................        7,300           68,255
 IMC Global, Inc.......................................      438,300        6,144,966
 Independence Community Bank Corp......................       12,500          391,187
 *Ingram Micro, Inc....................................      269,200        3,876,480
 #International Paper Co...............................    1,215,775       52,399,902
 *Invitrogen Corp......................................        1,800           63,270
 *JDS Uniphase Corp....................................    1,046,400        3,678,096
 JP Morgan Chase & Co..................................        2,500           89,875
 *#Key3Media Group, Inc................................       56,100           58,905
 KeyCorp...............................................      941,600       25,705,680
 Lafarge Corp..........................................      257,500       10,789,250
 *Lear Corp............................................      110,900        5,125,798
 *#Level 3 Communications, Inc.........................      195,500          880,727
 *Liberty Media Corp...................................    1,630,800       19,651,140
 Lincoln National Corp.................................      309,400       13,867,308
 Loews Corp............................................      636,800       36,361,280
 Louisiana-Pacific Corp................................      383,400        4,044,870
 Lubrizol Corp.........................................      182,000        6,371,820
 *Lucent Technologies, Inc.............................      802,700        3,732,555

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Lyondell Chemical Co..................................      447,200   $    7,343,024
 *Mandalay Resort Group................................      296,300        9,659,380
 *Manor Care, Inc......................................      202,000        5,231,800
 Marathon Oil Corp.....................................      911,450       24,991,959
 *Maxtor Corp..........................................        1,400            7,420
 MBIA, Inc.............................................      139,650        7,835,762
 MeadWestavco Corp.....................................      758,431       23,936,082
 MetLife, Inc..........................................      285,000        9,470,550
 *MGM Grand, Inc.......................................       99,000        3,731,310
 *MIPS Technologies, Inc., Class B.....................       10,116           67,980
 Mony Group, Inc.......................................       51,200        1,780,736
 Norfolk Southern Corp.................................    1,537,600       32,550,992
 #Northrop Grumman Corp................................      241,000       29,235,710
 *Novell, Inc..........................................        5,800           19,836
 Occidental Petroleum Corp.............................      650,800       19,432,888
 Old Republic International Corp.......................      334,275       11,097,930
 Omnicare, Inc.........................................      360,300       10,117,224
 *Pactiv Corp..........................................      613,100       14,205,527
 *PanAmSat Corp........................................        2,700           66,434
 *Park Place Entertainment Corp........................      800,400        9,044,520
 #Penney (J.C.) Co., Inc...............................    1,120,000       27,395,200
 Penzoil Quaker State Co...............................       55,600        1,200,404
 PepsiAmericas, Inc....................................       19,700          313,230
 *Peregrine Systems, Inc...............................        2,800            3,822
 Phelps Dodge Corp.....................................      287,085       11,199,186
 Phillips Petroleum Co.................................      113,000        6,503,150
 *#Pioneer Natural Resources Co........................      483,900       11,676,507
 *#Pride International, Inc............................       59,700        1,158,180
 Protective Life Corp..................................       11,700          391,482
 Providian Financial Corp..............................      131,100        1,068,465
 Pulitzer, Inc.........................................        1,700           84,915
 Pulte Homes Inc.......................................      124,200        6,735,366
 Questar Corp..........................................      271,400        7,482,498
 *Quintiles Transnational Corp.........................       21,500          305,623
 *Qwest Communications International, Inc..............    1,048,900        5,412,324
 Rayonier, Inc.........................................       83,000        4,359,160
 Raytheon Co...........................................    1,084,000       47,912,800
 *#Rite Aid Corp.......................................      969,800        3,268,226
 RJ Reynolds Tobacco Holdings, Inc.....................      251,326       17,768,748
 Rockwell International Corp...........................       12,400          272,056
 Ryder System, Inc.....................................      275,400        8,234,460
 Safeco Corp...........................................      486,400       15,557,504
 Saint Paul Companies, Inc.............................      695,326       29,627,841
 *Saks, Inc............................................      743,200       10,375,072
 *Sanmina Corp.........................................       43,100          497,159
 Sears, Roebuck & Co...................................      254,200       15,010,510
 *Service Corp. International..........................      903,100        3,738,834
 *Six Flags, Inc.......................................      315,900        5,073,354
 *Smurfit-Stone Container Corp.........................      151,726        2,473,892
 *Solectron Corp.......................................      145,400        1,174,832
 Sovereign Bancorp, Inc................................      781,020       12,090,190
 #Sprint Corp..........................................      381,900        6,282,255
 #Starwood Hotels and Resorts Worldwide, Inc...........      573,700       20,303,243
 Sunoco, Inc...........................................      298,800       10,625,328
                                                            SHARES             VALUE+
                                                            ------             ------
 Supervalu, Inc........................................      565,200   $   17,057,736
 Telephone & Data Systems, Inc.........................        7,300          553,340
 Temple-Inland, Inc....................................      131,300        7,310,784
 Textron, Inc..........................................       23,200        1,088,544
 Thomas & Betts Corp...................................       46,900        1,023,358
 Tidewater, Inc........................................      100,900        4,111,675
 *#Toys R Us, Inc......................................      819,300       14,952,225
 TRW, Inc..............................................       30,000        1,647,000
 #Tyson Foods, Inc. Class A............................      912,556       13,469,327
 #UAL Corp.............................................      187,700        2,288,063
 Union Pacific Corp....................................      824,200       50,474,008
 Unionbancal Corp......................................       86,600        4,246,864
 *United Rentals, Inc..................................      288,500        6,733,590
 *United States Cellular Corp..........................       13,000          483,340
 United States Steel Corp..............................      326,200        6,700,148
 Unitrin, Inc..........................................      223,800        8,786,388
 UnumProvident Corp....................................      838,989       21,226,422
 #Valero Energy Corp...................................      114,300        4,514,850
 Valhi, Inc............................................      158,500        1,751,425
 *VeriSign, Inc........................................       62,300          603,376
 *Viacom, Inc. Class B.................................        3,000          146,880
 *Vishay Intertechnology, Inc..........................      182,616        4,485,049
 Visteon Corp..........................................      273,569        4,308,712
 *Vitesse Semiconductor, Inc...........................        2,800           14,070
 *WebMD Corp...........................................      321,200        2,095,830
 Weis Markets, Inc.....................................       20,800          770,224
 Wesco Financial Corp..................................       13,540        4,183,860
 Weyerhaeuser Co.......................................      204,100       13,368,550
 *Worldcom, Inc........................................    1,396,700        2,318,522
 Worthington Industries, Inc...........................      140,800        2,147,200
 *Xerox Corp...........................................       75,000          672,750
 York International Corp...............................      137,800        4,885,010
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,594,634,484)................................                 1,780,654,721
                                                                       --------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by FHLMC Notes 7.00%,
   02/15/03, valued at $28,415,423) to be repurchased
   at $27,998,896
   (Cost $27,995,000)..................................   $   27,995       27,995,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,622,629,484)++..............................                $1,808,649,721
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,622,798,949.

                See accompanying Notes to Financial Statements.

                         THE U.S. SMALL XM VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (97.9%)
 *24/7 Media, Inc......................................        8,100   $      2,065
 *3COM Corp............................................      756,800      4,204,024
 AAR Corp..............................................      107,900      1,234,376
 *Acceptance Insurance Companies, Inc..................       23,600        108,560
 Acuity Brands, Inc....................................       11,500        194,350
 *#Adelphia Communications Corp. Class A...............       25,000         17,625
 Advanta Corp. Class A.................................       41,487        576,254
 Advanta Corp. Class B Non-Voting......................       78,827      1,075,989
 *Aftermarket Technology Corp..........................        6,600        155,958
 *Agco Corp............................................      215,700      4,475,775
 Airborne, Inc.........................................      213,500      4,818,695
 *Airgas, Inc..........................................      209,200      3,409,960
 *AK Steel Holding Corp................................      428,438      5,985,279
 *Alamosa Holdings, Inc................................       17,700         76,641
 *Alaska Air Group, Inc................................      105,500      2,938,175
 Albemarle Corp........................................        7,400        235,912
 Alexander & Baldwin, Inc..............................      159,900      4,399,648
 *Alexion Pharmaceuticals, Inc.........................        5,500         86,597
 Alfa Corp.............................................        5,000        137,275
 *Allegheny Corp.......................................       10,876      2,021,305
 *#Allegiance Telecom, Inc.............................       86,500         99,907
 *Allen Telecom, Inc...................................       48,300        253,575
 *Alliance Semiconductor Corp..........................      164,600      1,453,418
 Alliant Energy Corp...................................       58,100      1,598,912
 Allmerica Financial Corp..............................       50,100      2,432,355
 Alpharma, Inc. Class A................................       73,200      1,511,580
 *Amerco, Inc..........................................       82,600      1,329,034
 *America West Holdings Corp. Class B..................      151,600        462,380
 American Financial Group, Inc.........................      206,300      5,516,462
 #American Greetings Corp. Class A.....................      250,800      5,184,036
 American National Insurance Co........................       30,100      3,022,943
 *American Tower Corp..................................      109,800        417,240
 *#Ameripath, Inc......................................        8,900        262,950
 #AmerUs Group Co......................................      107,100      3,796,695
 *#Ames Department Stores, Inc.........................       53,000          7,155
 *Amresco, Inc.........................................       11,600             46
 *Amtran, Inc..........................................       28,400        317,370
 *Anadigics, Inc.......................................        7,700         82,967
 Analogic Corp.........................................          300         13,120
 *Applica, Inc.........................................       78,000        792,480
 *Applied Graphics Technologies, Inc...................        2,840          1,505
 Applied Industrial Technologies, Inc..................       50,800      1,003,300
 *Arch Capital Group, Ltd..............................       43,700      1,295,486
 Arch Chemicals, Inc...................................       88,650      2,061,112
 Arctic Cat, Inc.......................................       11,000        220,055
 *Arena Pharmaceuticals, Inc...........................        4,800         36,360
 Argonaut Group, Inc...................................       84,800      1,814,296
 *#Ariba, Inc..........................................      289,100        854,290
 *#Armstrong Holdings, Inc.............................      157,200        481,032
 *Arrow Electronics, Inc...............................            4            100
 *Ascential Software Corp..............................      321,200        981,266
 Astoria Financial Corp................................       37,800      1,318,086
 *Atlas Air, Inc.......................................       64,800        555,984
                                                            SHARES           VALUE+
                                                            ------           ------
 *Audiovox Corp. Class A...............................       96,300   $    753,547
 *Aurora Foods, Inc....................................      221,500        445,215
 *Avid Technology, Inc.................................       83,500        761,937
 *Avocent Corp.........................................       47,500      1,078,725
 *Aztar Corp...........................................      138,300      2,860,044
 Baldwin & Lyons, Inc. Class B.........................       17,300        399,543
 *#Bally Total Fitness Holding Corp....................       32,800        677,320
 Bandag, Inc...........................................       29,600        947,200
 Bandag, Inc. Class A..................................       29,100        817,710
 Bank of Hawaii Corp...................................      293,300      8,491,035
 *Bank United Financial Corp. Class A..................       28,500        508,012
 BankAtlantic Bancorp, Inc. Class A....................        1,995         22,244
 Banner Corp...........................................       16,797        367,770
 Bassett Furniture Industries, Inc.....................       22,100        413,270
 *Bay View Capital Corp................................      201,700      1,369,543
 *Beazer Homes USA, Inc................................        1,600        125,152
 Belo Corp. Class A....................................      359,500      8,613,620
 *Benchmark Electronics, Inc...........................       33,100        993,000
 Berkley (W.R.) Corp...................................        8,400        495,348
 *#Bethlehem Steel Corp................................      339,900        135,960
 *Beverly Enterprises..................................      378,400      2,955,304
 Big Lots, Inc.........................................      416,500      7,455,350
 *Bio-Rad Laboratories, Inc. Class A...................          800         35,408
 *Birmingham Steel Corp................................        6,800          2,652
 Bob Evans Farms, Inc..................................       68,600      2,100,189
 *Boca Resorts, Inc....................................      148,300      1,916,036
 Boise Cascade Corp....................................      203,000      7,222,740
 *Bombay Co., Inc......................................       52,300        260,977
 Borg-Warner, Inc......................................       77,600      4,997,440
 Bowater, Inc..........................................      106,000      5,552,280
 Bowne & Co., Inc......................................      137,830      1,991,643
 *Boyd Gaming Corp.....................................      162,100      2,368,281
 *#Broadvision, Inc....................................       40,300         32,844
 *Broadwing, Inc.......................................      295,100      1,127,282
 Brookline Bancorp, Inc................................       16,800        423,444
 *Brown (Tom), Inc.....................................       20,300        553,378
 Brown Shoe Company, Inc...............................       72,900      1,749,600
 Brunswick Corp........................................      297,700      7,918,820
 Brush Engineered Materials, Inc.......................       61,400        801,270
 BSB Bancorp, Inc......................................        3,800        113,734
 *Buckeye Technology, Inc..............................       76,900        798,991
 Burlington Coat Factory Warehouse Corp................      166,900      3,822,010
 Butler Manufacturing Co...............................        1,600         40,736
 *Cable Design Techologies Corp........................       14,300        165,880
 Cabot Oil & Gas Corp. Class A.........................       35,800        821,610
 Calgon Carbon Corp....................................      153,500      1,297,075
 Caraustar Industries, Inc.............................      112,700      1,464,536
 Carpenter Technology Corp.............................       86,400      2,527,200
 *Casella Waste Systems, Inc. Class A..................       72,200        833,549
 Casey's General Stores, Inc...........................       32,500        387,562
 Cash America International, Inc.......................       27,000        225,450
 Castle (A.M.) & Co....................................        9,700        101,559
 CBRL Group, Inc.......................................       19,400        645,244
 *CDI Corp.............................................       25,400        710,692
 Centex Construction Products, Inc.....................       22,593        943,710
 *Central Garden & Pet Co..............................       59,300        870,524

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THE U.S. SMALL XM VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Central Parking Corp..................................       63,000   $  1,549,800
 Century Aluminum Co...................................        9,400        152,656
 *Century Business Services, Inc.......................       86,100        297,475
 *Champion Enterprises, Inc............................      200,200      1,605,604
 *Charming Shoppes, Inc................................      231,600      1,796,058
 *#CheckFree Corp......................................      132,900      2,819,473
 *Checkpoint System, Inc...............................      120,800      1,587,312
 Chemed Corp...........................................        9,000        330,300
 Chemfirst, Inc........................................       13,900        387,810
 Chesapeake Corp.......................................       66,700      1,855,594
 *#Chesapeake Energy Corp..............................       36,100        271,472
 *Chiles Offshore, Inc.................................        4,000        107,800
 *Ciber, Inc...........................................        6,300         48,447
 CIRCOR International, Inc.............................       14,250        313,642
 *City Holding Co......................................       21,400        397,077
 *CKE Restaurants, Inc.................................      132,100      1,321,000
 Cleveland Cliffs, Inc.................................       42,000      1,200,780
 CNA Surety Corp.......................................       18,500        279,720
 *CNET Networks, Inc...................................      222,172        689,844
 CNF Transportation, Inc...............................        4,200        151,242
 Coachmen Industries, Inc..............................       47,300        813,560
 *Coherent, Inc........................................       30,500        917,745
 Columbus McKinnon Corp................................       20,800        203,736
 *Comfort Systems USA, Inc.............................      117,700        553,190
 Commerce Group, Inc...................................       59,300      2,332,862
 *Commerce One, Inc....................................      302,200        223,628
 Commercial Federal Corp...............................      208,300      5,999,040
 Commercial Metals Co..................................       52,000      2,386,800
 Commonwealth Bancorp, Inc.............................        1,500         42,247
 Commonwealth Industries, Inc..........................        6,600         47,619
 Community Trust Bancorp, Inc..........................        6,050        151,764
 *Compucom Systems, Inc................................       98,600        392,428
 *CompuCredit Corp.....................................        5,200         36,140
 *Conmed Corp..........................................       84,600      2,017,287
 *#Conseco, Inc........................................      503,300      1,404,207
 *Consolidated Freightways Corp........................       16,000         50,640
 *Consolidated Graphics, Inc...........................       38,600        775,860
 *Continental Airlines, Inc............................       75,000      1,670,250
 Cooper Tire & Rubber Co...............................      267,300      6,105,132
 *CoorsTek, Inc........................................       13,175        443,536
 *Corixa Corp..........................................       13,500         88,762
 Corn Products International, Inc......................      136,740      4,635,486
 *Corrections Corporation of America...................       22,100        358,462
 Corus Bankshares, Inc.................................       35,300      1,756,881
 *#Covanta Energy Corp.................................      128,100          4,163
 *Covenant Transport, Inc. Class A.....................       19,300        305,519
 *Coventry Health Care, Inc............................        9,000        279,450
 *Credence Systems Corp................................       19,200        363,936
 *Credit Acceptance Corp...............................      163,700      2,222,227
 *Crestline Capital Corp...............................       25,300        858,935
 Crompton Corp.........................................      131,100      1,484,052
 *Crown Castle International Corp......................      477,300      2,147,850
 *#Crown Cork & Seal Co., Inc..........................      514,200      4,267,860
 *CSS Industries, Inc..................................       21,600        795,312
 #Cummins Engine Co., Inc..............................      156,100      5,746,041
 *Cumulus Media, Inc. Class A..........................      100,000      2,152,500
 Curtiss-Wright Corp...................................        3,500        249,200
 Curtiss-Wright Corp-Cl B W/I..........................        1,584        112,290
 *Cytec Industries, Inc................................        9,900        306,801
 Dana Corp.............................................      124,950      2,663,934
 Delphi Financial Group, Inc. Class A..................       41,745      1,753,290
 Deltic Timber Corp....................................        4,100        131,405
                                                            SHARES           VALUE+
                                                            ------           ------
 *Denbury Resources, Inc...............................       13,000   $    120,640
 Dillards, Inc. Class A................................      341,314     10,249,659
 Dime Community Bancorp, Inc...........................       55,850      1,347,381
 Dimon, Inc............................................       75,700        538,984
 *Dollar Thrifty Automotive Group, Inc.................      102,600      2,384,424
 *DoubleClick, Inc.....................................       18,200        150,059
 Downey Financial Corp.................................        4,600        250,654
 *Dress Barn, Inc......................................       43,300      1,373,692
 *Dura Automotive Systems, Inc.........................       48,150      1,071,578
 *DVI, Inc.............................................       53,000      1,035,620
 *Dycom Industries, Inc................................       39,500        521,400
 *E.piphany, Inc.......................................       21,600         90,072
 *EarthLink, Inc.......................................       52,000        342,420
 *Edgewater Technology, Inc............................       52,272        211,440
 *EGL, Inc.............................................        5,600         92,484
 *Electro Rent Corp....................................       13,600        173,604
 *#Electroglas, Inc....................................        8,100        114,210
 *Emmis Broadcasting Corp. Class A.....................       48,500      1,435,357
 *Encompass Services Corp..............................      250,100        230,092
 Energen Corp..........................................        8,900        242,258
 *Enserch Corp.........................................      107,833        221,058
 *Entravision Communications Corp......................      170,800      2,678,144
 *Esco Technologies, Inc...............................       49,200      1,747,092
 *Esterline Technologies Corp..........................       55,000      1,141,250
 *Ethyl Corp...........................................      279,800        293,790
 *Extended Stay America, Inc...........................      355,500      5,691,555
 *Fairchild Corp. Class A..............................       27,936        107,833
 Farmer Brothers Co....................................        1,500        517,500
 FBL Financial Group, Inc. Class A.....................      125,000      2,472,500
 *#Federal-Mogul Corp..................................      116,800         78,840
 Fidelity National Financial, Inc......................       80,014      2,449,229
 *#Finisar Corp........................................      105,300        274,306
 *Finish Line, Inc. Class A............................       86,600      1,347,063
 *Finova Group, Inc....................................        8,900            957
 #First American Financial Corp........................      181,600      4,031,520
 First Charter Corp....................................       38,600        704,450
 First Citizens Bancshares, Inc........................       29,200      3,275,218
 First Niagara Financial Group, Inc....................       27,600        701,178
 *First Republic Bank..................................       14,350        471,254
 First Sentinel Bancorp, Inc...........................       51,300        711,531
 First Source Corp.....................................       11,900        275,306
 *FirstFed Financial Corp..............................       54,500      1,607,750
 Flagstar Bancorp, Inc.................................        8,000        226,800
 #Fleetwood Enterprises, Inc...........................      127,900      1,328,881
 #Fleming Companies, Inc...............................        3,500         77,490
 Florida East Coast Industries, Inc....................       22,000        550,000
 *Flowers Foods, Inc...................................        9,250        236,892
 *Forest Oil Corp......................................       29,100        851,466
 *#Foster Wheeler, Ltd.................................      168,200        282,576
 *Franklin Covey Co....................................        6,500         19,760
 Fremont General Corp..................................      292,700      1,299,588
 *#Friede Goldman Halter, Inc..........................      141,900         12,132
 *FSI International, Inc...............................        2,100         20,401
 *Gateway, Inc.........................................      183,600        984,096
 GATX Corp.............................................       86,900      2,776,455
 *Gaylord Entertainment Co.............................       77,950      2,017,346
 *#GC Companies, Inc...................................        6,900          2,967
 Gencorp, Inc..........................................       17,000        248,200
 General Cable Corp....................................       18,600        199,950
 *General Communications, Inc. Class A.................       90,700        816,753
 *Genlyte Group, Inc...................................        3,400        143,633

THE U.S. SMALL XM VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Gentiva Health Services, Inc.........................       29,000   $    741,095
 *Gerber Scientific, Inc...............................      104,900        419,600
 Gibraltar Steel Corp..................................       39,900        939,445
 Glatfelter (P.H.) Co..................................      167,600      3,160,936
 *Glenayre Technologies, Inc...........................      154,000        217,140
 *GlobespanVirata, Inc.................................       29,100        135,752
 *Goodys Family Clothing, Inc..........................       61,100        622,914
 *Graphic Packaging International Corp.................       53,700        386,640
 Great American Financial Resources, Inc...............       46,500        818,400
 *Great Atlantic & Pacific Tea Co., Inc................      150,750      3,477,802
 *Griffon Corp.........................................      117,640      2,035,172
 *Guilford Mills, Inc..................................       38,650          8,889
 *Ha-Lo Industries, Inc................................       63,900            958
 Hancock Holding Co....................................        9,400        557,890
 *Handleman Co.........................................       74,800        897,600
 *Hanger Orthopedic Group, Inc.........................       10,000        149,000
 *#Hanover Compressor Co...............................       55,300        723,324
 Harbor Florida Bancshares, Inc........................       18,200        415,961
 Harleysville Group, Inc...............................      109,800      2,979,423
 *Hearst-Argyle Television, Inc........................      179,600      4,644,456
 Helmerich & Payne, Inc................................       35,700      1,363,740
 Herbalife International, Inc. Class A.................        4,700         90,381
 *Hercules, Inc........................................      136,300      1,716,017
 *Hexcel Corp..........................................       89,000        416,520
 *HNC Software, Inc....................................       32,300        646,807
 Hollinger International, Inc. Class A.................      130,200      1,529,850
 *Hollywood Entertainment Corp.........................      123,300      2,386,471
 *HomeStore.com, Inc...................................       25,000         51,625
 *House2Home, Inc......................................       21,200             58
 *Houston Exploration Co...............................       36,400      1,126,580
 Hudson River Bancorp, Inc.............................        4,400        106,568
 Hughes Supply, Inc....................................       94,400      3,752,400
 *Humana, Inc..........................................      587,700      8,944,794
 *Hunt (J.B.) Transport Services, Inc..................      138,400      3,781,780
 *Hutchinson Technology, Inc...........................       87,400      1,380,483
 *#Hypercom Corp.......................................       40,600        251,720
 *i2 Technologies Inc..................................       61,800        244,419
 *IDT Corp.............................................       24,500        449,085
 *IHOP Corp............................................       15,500        528,550
 Ikon Office Solutions, Inc............................      572,500      5,352,875
 *Imation Corp.........................................      110,100      3,187,395
 IMC Global, Inc.......................................      421,000      5,902,420
 *IMCO Recycling, Inc..................................       26,600        279,832
 *Incyte Genomics, Inc.................................       20,500        148,727
 Independence Community Bank Corp......................          900         28,166
 *InFocus Corp.........................................       21,700        254,216
 *Infonet Services Corp................................      268,800        577,920
 *Information Resources, Inc...........................       63,800        610,885
 *InfoSpace, Inc.......................................       13,400         11,189
 Ingles Market, Inc. Class A...........................       39,300        465,902
 *Ingram Micro, Inc....................................      273,300      3,935,520
 *Inktomi Corp.........................................       67,300        119,121
 *Input/Output, Inc....................................      171,900      1,547,100
 *Insignia Financial Group, Inc........................       65,700        638,604
 *Integrated Electrical Services, Inc..................      126,200        694,100
 Interface, Inc. Class A...............................      167,000      1,513,020
 *Intergraph Corp......................................       26,800        465,114
 *Interland, Inc.......................................       29,400         91,140
 Intermet Corp.........................................       82,500        877,388
 *Internap Network Services Corp.......................      172,800         73,440
                                                            SHARES           VALUE+
                                                            ------           ------
 *International Multifoods Corp........................       60,600   $  1,605,294
 *International Speciality Products, Inc...............      202,900      1,694,215
 Interpool, Inc........................................       55,450      1,308,620
 *Interwoven, Inc......................................       25,000         92,875
 *Invitrogen Corp......................................       49,000      1,722,350
 *Iomega Corp..........................................       46,000        579,600
 *Ionics, Inc..........................................       61,700      1,498,076
 *ITXC Corp............................................       37,500        216,375
 JLG Industries, Inc...................................       34,700        478,860
 *Jupiter Media Metrix, Inc............................        9,400          2,773
 *Kaiser Aluminum Corp.................................      251,000         30,120
 Kaman Corp. Class A...................................       90,100      1,533,052
 *Kana Software, Inc...................................          441          2,220
 *Kansas City Southern Industries, Inc.................       52,500        869,925
 Kellwood Co...........................................      101,800      3,033,640
 Kelly Services, Inc...................................       33,200        865,358
 Kennametal, Inc.......................................      118,800      4,763,880
 *Key Energy Group, Inc................................      106,000      1,166,000
 *#Key3Media Group, Inc................................      179,800        188,790
 *kforce.com, Inc......................................       82,439        456,300
 Kimball International, Inc. Class B...................       27,800        464,955
 *Knight Trading Group, Inc............................       39,900        253,565
 *#Kulicke & Soffa Industries, Inc.....................          100          1,461
 Lafarge Corp..........................................      253,200     10,609,080
 *Lakes Gaming, Inc....................................        7,550         56,738
 Landamerica Financial Group, Inc......................       54,000      1,749,600
 Landrys Seafood Restaurants, Inc......................       92,200      2,341,880
 Lawson Products, Inc..................................        6,000        186,180
 Lennox International, Inc.............................       52,200        866,520
 *#Level 3 Communications, Inc.........................      322,600      1,453,313
 *Liberate Technologies, Inc...........................      120,200        501,234
 Liberty Corp..........................................       56,000      2,296,000
 LNR Property Corp.....................................       90,900      3,190,590
 *Loews Cineplex Entertainment Corp....................      155,300              0
 Lone Star Steakhouse & Saloon, Inc....................      104,600      2,221,704
 *Lone Star Technologies, Inc..........................       35,900        861,600
 #Longs Drug Stores Corp...............................       82,000      2,506,740
 Longview Fibre Co.....................................      113,900      1,139,000
 Louisiana-Pacific Corp................................      409,300      4,318,115
 *Luby's Cafeterias, Inc...............................       64,400        450,156
 Lyondell Chemical Co..................................      432,720      7,105,262
 *M & F Worldwide Corp.................................       17,200         79,120
 *Magellan Health Services, Inc........................        7,400         39,516
 *Magna Entertainment Corp.............................        7,700         59,752
 *Magnetek, Inc........................................       77,200        895,520
 *Mail-Well, Inc.......................................      181,300        969,955
 *Mandalay Resort Group................................      219,600      7,158,960
 Marcus Corp...........................................       61,800        896,100
 Massey Energy Co......................................       70,100        918,310
 *Mastec, Inc..........................................       14,500        116,000
 *Maxtor Corp..........................................      386,200      2,046,860
 *Maxxam, Inc..........................................       14,900        172,840
 McGrath Rent Corp.....................................        7,000        191,870
 MDC Holdings, Inc.....................................       71,274      3,172,406
 Media General, Inc. Class A...........................       20,000      1,302,200
 *MEMC Electronic Materials, Inc.......................       54,100        416,570
 #Metris Companies, Inc................................        2,900         42,688
 *Metromedia International Group, Inc..................      103,500          6,210
 Midland Co............................................        7,600        364,040
 Milacron, Inc.........................................      133,500      1,668,750
 Millennium Chemicals, Inc.............................      259,400      3,696,450
 Mine Safety Appliances Co.............................       14,000        628,880

THE U.S. SMALL XM VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *MIPS Technologies, Inc., Class B.....................        1,959   $     13,164
 *Mississippi Chemical Corp............................       55,100         78,242
 *Mondavi (Robert) Corp. Class A.......................       11,400        410,115
 Mony Group, Inc.......................................      189,600      6,594,288
 *Moog, Inc. Class A...................................       30,700        934,815
 *Moog, Inc. Class B...................................        1,500         52,500
 Movado Group, Inc.....................................        5,100        109,650
 *MPS Group, Inc.......................................      435,500      3,597,230
 *MRV Communications, Inc..............................       57,900         83,087
 MTS Systems Corp......................................        6,100         63,227
 *Mueller Industries, Inc..............................        2,300         76,222
 Nacco Industries, Inc. Class A........................       26,000      1,782,300
 National Presto Industries, Inc.......................       28,200        881,250
 National Service Industries, Inc......................        2,875         25,444
 *National Steel Corp. Class B.........................       40,175          6,428
 *NationsRent, Inc.....................................       21,700          1,194
 *Nautica Enterprises, Inc.............................       46,500        604,965
 *NCI Building Systems, Inc............................       51,700      1,059,850
 *#NCO Group, Inc......................................       12,400        312,046
 *#Neoforma, Inc.......................................        5,400         77,166
 *Net.B@nk, Inc........................................       32,073        427,052
 *NetIQ Corp...........................................       85,000      1,968,175
 *NetRatings, Inc......................................       19,800        221,958
 *Netro Corp...........................................       11,300         26,781
 *Network Equipment Technologies, Inc..................       46,400        263,552
 New Century Financial Corp............................       19,200        519,936
 *Newfield Exploration Co..............................       11,200        403,872
 Newport Corp..........................................       16,200        285,849
 NL Industries, Inc....................................        2,000         36,000
 Noble Energy, Inc.....................................        4,000        152,640
 *Nortek, Inc..........................................       40,000      1,720,400
 *Northwest Airlines Corp..............................      120,000      2,008,200
 *Novell, Inc..........................................      486,400      1,663,488
 *NS Group, Inc........................................       45,600        389,880
 *Nuevo Energy Co......................................       36,100        566,409
 OceanFirst Financial Corp.............................       37,700        789,438
 *Ocwen Financial Corp.................................      275,000      1,815,000
 *#Officemax, Inc......................................      487,700      3,452,916
 *Offshore Logistics, Inc..............................       84,700      1,785,900
 *Ohio Casualty Corp...................................      240,300      5,025,875
 Omnicare, Inc.........................................      162,900      4,574,232
 *On Command Corp......................................        8,100         25,313
 *Openwave Systems, Inc................................      247,400      1,494,296
 *Oplink Communications, Inc...........................      121,300        127,972
 *Orbital Sciences Corp................................       78,600        605,220
 *Oregon Steel Mills, Inc..............................       44,700        250,320
 Overseas Shipholding Group, Inc.......................      131,500      2,933,765
 *Owens-Illinois, Inc..................................      611,500     10,701,250
 *#Pacificare Health Systems, Inc......................      133,100      3,680,881
 Park Electrochemical Corp.............................       28,050        831,683
 *Parker Drilling Co...................................      260,400      1,114,512
 *#Pathmark Stores, Inc................................       28,100        631,829
 *Paxar Corp...........................................       50,800        867,664
 *Paxson Communications Corp...........................       18,600        171,120
 Peabody Energy Corp...................................      117,800      3,338,452
 *Pediatrix Medical Group, Inc.........................        8,100        308,205
 *Pegasus Communications Corp. Class A.................       41,200         58,504
 Penn Virginia Corp....................................        4,400        156,156
 Pep Boys - Manny, Moe & Jack..........................      213,000      3,495,330
 PepsiAmericas, Inc....................................       76,000      1,208,400
                                                            SHARES           VALUE+
                                                            ------           ------
 *Peregrine Systems, Inc...............................      187,800   $    256,347
 *Perrigo Co...........................................       20,400        285,702
 *Per-Se Technologies, Inc.............................       24,700        266,884
 *Personnel Group of America, Inc......................       53,900         59,290
 PFF Bancorp, Inc......................................       38,400      1,293,696
 Phillips-Van Heusen Corp..............................       93,800      1,472,660
 *Pico Holdings, Inc...................................        4,200         63,357
 Pilgrims Pride Corp. Class B..........................       93,700      1,360,524
 *Pinnacle Entertainment, Inc..........................       19,400        206,998
 *Pioneer Natural Resources Co.........................      122,200      2,948,686
 Pioneer Standard Electronics, Inc.....................      136,600      1,557,240
 Pogo Producing Co.....................................       46,400      1,467,168
 *Polymer Group, Inc...................................       60,800          4,864
 Polyone Corp..........................................      208,600      2,415,588
 Pope & Talbot, Inc....................................        2,400         38,880
 Potlatch Corp.........................................      110,400      3,781,200
 *Power-One, Inc.......................................       68,629        616,975
 Presidential Life Corp................................      123,700      2,739,337
 *#PRG-Schultz International, Inc......................       34,100        476,889
 *Price Communications Corp............................       13,372        233,074
 *#Pride International, Inc............................      184,700      3,583,180
 *Prime Hospitality Corp...............................      187,700      2,372,528
 *Proassurance Corp....................................       98,790      1,779,208
 *Procurenet, Inc......................................       13,000              0
 *Protection One, Inc..................................      229,200        733,440
 Protective Life Corp..................................       83,000      2,777,180
 *PSS World Medical, Inc...............................      229,000      1,890,395
 *PTEK Holdings, Inc...................................      103,600        514,892
 Pulitzer, Inc.........................................        3,300        164,835
 Pulte Homes Inc.......................................      100,305      5,439,540
 Quanex Corp...........................................       51,900      1,873,590
 *Quanta Services, Inc.................................       68,800        864,816
 Questar Corp..........................................      115,500      3,184,335
 *Quintiles Transnational Corp.........................      171,900      2,443,559
 *Radio One, Inc.......................................       34,400        763,164
 *Range Resources Corp.................................        9,600         50,784
 Rayonier, Inc.........................................       28,100      1,475,812
 *Read-Rite Corp.......................................       59,500        141,313
 *Redback Networks, Inc................................       29,500         61,213
 Regal Beloit Corp.....................................       37,600        947,520
 #Reinsurance Group of America, Inc....................       28,600        897,754
 Reliance Steel & Aluminum Co..........................       23,500        724,975
 *Remec, Inc...........................................       65,900        486,672
 *Rent-Way, Inc........................................       10,500        123,900
 Resource America, Inc.................................      101,400      1,165,593
 Riggs National Corp...................................      111,400      1,672,671
 *#Rite Aid Corp.......................................        2,400          8,088
 RLI Corp..............................................       32,350      1,738,813
 Roadway Corp..........................................        6,000        192,150
 Rock-Tenn Co. Class A.................................       84,300      1,566,294
 Rouge Industries, Inc. Class A........................        4,500          8,100
 Rowan Companies, Inc..................................       59,500      1,529,150
 *RSA Security, Inc....................................       17,000         97,665
 *RTI International Metals, Inc........................       84,000        953,400
 Russ Berrie & Co., Inc................................       12,400        423,708
 Russell Corp..........................................      139,200      2,572,416
 *Ryans Family Steak Houses, Inc.......................      137,400      2,401,752
 Ryder System, Inc.....................................      203,600      6,087,640
 Ryerson Tull, Inc.....................................       97,718      1,060,240
 *Safeguard Scientifics, Inc...........................       84,100        165,677
 *Saks, Inc............................................      639,300      8,924,628
 *Sapient Corp.........................................       97,100        142,737

THE U.S. SMALL XM VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *SBA Communications Corp..............................      114,500   $    168,888
 Schulman (A.), Inc....................................      114,300      2,267,141
 Schweitzer-Maudoit International, Inc.................       21,900        622,179
 SCPIE Holdings, Inc...................................       33,900        301,032
 Seaboard Corp.........................................        4,040      1,038,280
 *#Seacor Smit, Inc....................................       49,950      2,432,565
 *#Seitel, Inc.........................................       56,400        144,384
 Selective Insurance Group, Inc........................      104,300      2,821,315
 *Sequa Corp. Class A..................................       24,700      1,348,620
 *Sequa Corp. Class B..................................        3,100        182,900
 *Sequenom, Inc........................................       17,900         87,621
 *Service Corp. International..........................    1,138,300      4,712,562
 *#Shaw Group, Inc.....................................          800         26,760
 *Shiloh Industries, Inc...............................        7,300         17,411
 *Shopko Stores, Inc...................................      135,200      2,781,064
 *Sierra Health Services, Inc..........................       38,400        720,000
 *Silicon Graphics, Inc................................      609,900      1,774,809
 *Sinclair Broadcast Group, Inc. Class A...............      187,300      2,776,723
 *Six Flags, Inc.......................................      345,400      5,547,124
 Skyline Corp..........................................       18,400        636,640
 SLI, Inc..............................................       99,800         56,886
 *Smart & Final Food, Inc..............................       61,500        572,565
 Smith (A.O.) Corp.....................................       59,550      1,774,590
 Smith (A.O.) Corp. Convertible Class A................       10,400        322,400
 *Sola International, Inc..............................       54,100        648,118
 *#SONICblue, Inc......................................      243,428        345,668
 South Financial Group, Inc............................      127,300      2,900,531
 South Jersey Industries, Inc..........................       24,900        874,488
 *Southwestern Energy Co...............................       60,700        852,228
 Sovereign Bancorp, Inc................................      394,300      6,103,764
 *Spanish Broadcasting System, Inc.....................      116,700      1,688,649
 *#SpeedFam-IPEC, Inc..................................      132,500        579,688
 *Spherion Corp........................................      251,400      2,772,942
 Spiegel, Inc. Class A Non-Voting......................       50,800         77,470
 *SPS Technologies, Inc................................       19,000        695,590
 Standard Motor Products, Inc. Class A.................       17,300        283,547
 Standard Pacific Corp.................................      113,000      3,729,000
 Standard Register Co..................................       96,000      3,168,000
 *STAR Telecommunications, Inc.........................        1,100              1
 Starrett (L.S.) Co. Class A...........................        2,000         45,300
 State Auto Financial Corp.............................      121,900      1,982,704
 Staten Island Bancorp, Inc............................      180,700      3,695,315
 *Steel Dynamics, Inc..................................       22,900        408,193
 Steelcase, Inc. Class A...............................       71,900      1,143,210
 Stepan Co.............................................       17,000        457,300
 Stewart & Stevenson Services, Inc.....................       73,100      1,229,177
 *Stewart Enterprises, Inc.............................      458,400      2,752,692
 *Stewart Information Services Corp....................       18,000        357,300
 *Stillwater Mining Co.................................       48,700        861,990
 *Stone & Webster, Inc.................................       31,000         17,980
 *Stoneridge, Inc......................................       38,600        607,950
 Stride Rite Corp......................................      172,000      1,358,800
 *#Sunrise Assisted Living, Inc........................       72,100      2,106,041
 Susquehanna Bancshares, Inc...........................        9,500        227,763
 *Swift Energy Corp....................................       29,000        425,430
 *Sycamore Networks, Inc...............................       27,300         98,144
 *Sylvan Learning Systems, Inc.........................       95,500      2,626,728
 *Systemax, Inc........................................       97,950        298,748
 Tecumseh Products Co. Class A.........................       56,700      2,636,834
                                                            SHARES           VALUE+
                                                            ------           ------
 Tecumseh Products Co. Class B.........................       17,100   $    731,966
 Temple-Inland, Inc....................................      139,100      7,745,088
 *Tenneco Automotive, Inc..............................      112,100        691,657
 *Terex Corp...........................................      108,000      2,743,200
 *Terra Industries, Inc................................      132,700        270,708
 *Tesoro Petroleum Corp................................      129,600        913,680
 Texas Industries, Inc.................................       82,300      3,103,533
 Thomas & Betts Corp...................................      165,000      3,600,300
 Thomas Industries, Inc................................        2,600         75,010
 *Thoratec Laboratories Corp...........................       44,400        422,688
 Tidewater, Inc........................................       29,100      1,185,825
 *Timco Aviation Services, Inc.........................          610          1,138
 Timken Co.............................................      243,900      5,463,360
 Titan International, Inc..............................       36,000        183,600
 *Titanium Metals Corp.................................      133,200        520,812
 Toro Co...............................................        3,500        201,495
 *Tower Automotive, Inc................................      188,100      2,417,085
 *Trammell Crow Co.....................................       20,100        271,350
 *Trans World Entertainment Corp.......................       17,000        121,295
 *Transmeta Corp.......................................       15,600         36,972
 *Transmontaigne Oil Co................................        6,500         30,875
 Tredegar Industries, Inc..............................       72,900      1,683,990
 Trenwick Group, Ltd...................................       65,157        519,301
 *Triad Hospitals, Inc.................................          973         43,970
 *Trico Marine Services, Inc...........................       80,400        662,898
 Trinity Industries, Inc...............................      143,700      2,694,375
 *Triumph Group........................................       16,300        723,720
 *TriZetto Group, Inc..................................      150,900      1,491,647
 *Tweeter Home Entertainment Group, Inc................       18,800        318,284
 *Twinlab Corp.........................................       60,000         43,800
 Tyson Foods, Inc. Class A.............................      595,801      8,794,023
 U.S. Freightways Corp.................................       42,700      1,493,433
 *U.S. Industries, Inc.................................      318,500      1,280,370
 *U.S. Office Products, Co.............................        5,500              6
 #UAL Corp.............................................      200,700      2,446,533
 *UICI.................................................      182,400      3,221,184
 *Ultratech Stepper, Inc...............................       19,400        311,370
 UMB Financial Corp....................................       56,953      2,702,705
 *Unifi, Inc...........................................      220,000      2,186,800
 *Unit Corp............................................        5,000         93,300
 *United Auto Group, Inc...............................       35,500        935,070
 United Community Financial Corp.......................      141,700      1,201,616
 *United Rentals, Inc..................................      258,600      6,035,724
 United States Steel Corp..............................      333,600      6,852,144
 Unitrin, Inc..........................................       24,400        957,944
 Universal Corp........................................       71,400      2,898,840
 Universal Forest Products, Inc........................       48,200      1,189,335
 *Universal Stainless & Alloy Products, Inc............        3,000         47,190
 *Unova, Inc...........................................      247,300      1,689,059
 *URS Corp.............................................       64,100      1,892,232
 *US Oncology, Inc.....................................      355,706      3,082,192
 Usec, Inc.............................................      335,900      2,515,891
 *Vail Resorts, Inc....................................      102,460      1,883,215
 Valhi, Inc............................................      119,000      1,314,950
 *Value City Department Stores, Inc....................      130,500        481,545
 *#Veritas DGC, Inc....................................        2,400         36,240
 *Vignette Corp........................................      295,000        620,975
 Vintage Petroleum, Inc................................      240,900      2,806,485
 Visteon Corp..........................................      409,000      6,441,750
                                                                       ------------

THE U.S. SMALL XM VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Vitesse Semiconductor, Inc...........................      194,700   $    978,368
 *Volt Information Sciences, Inc.......................       28,000        602,280
 Wabash National Corp..................................       89,800        857,590
 Wallace Computer Services, Inc........................      169,900      3,642,656
 Walter Industries, Inc................................        2,060         29,540
 *#Warnaco Group, Inc..................................       22,600            961
 *Waste Connections, Inc...............................       38,100      1,294,638
 Watsco, Inc. Class A..................................       93,650      1,610,780
 Watts Industries, Inc. Class A........................       66,100      1,232,765
 Wausau-Mosinee Paper Corp.............................      144,300      1,930,734
 *WebMD Corp...........................................      972,200      6,343,605
 Weis Markets, Inc.....................................        3,100        114,793
 Wellman, Inc..........................................      138,700      2,288,550
 Werner Enterprises, Inc...............................      243,066      4,508,874
 Wesco Financial Corp..................................        2,775        857,475
 West Pharmaceutical Services, Inc.....................        7,700        220,066
 Westcorp, Inc.........................................      100,740      3,099,770
 *Westell Technologies, Inc............................       33,200         46,148
 *WFS Financial, Inc...................................        9,400        282,235
 *Wolverine Tube, Inc..................................       33,600        283,920
 Woodward Governor Co..................................        7,200        434,376
 Worthington Industries, Inc...........................      252,400      3,849,100
 *Wyndham International, Inc...........................        5,500          6,325
 *#XM Satellite Radio Holdings, Inc....................       28,900        250,852
 *Yellow Corp..........................................       98,700      2,714,250
 York International Corp...............................       42,750      1,515,487
 Zenith National Insurance Corp........................       40,700      1,291,004
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $763,518,652)..................................                 868,745,279
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Chiquita Brands International, Inc. Warrants
   03/19/09............................................       24,308        149,494
 *Imperial Credit Industries, Inc. Warrants 01/31/08...          511              0
 *Orbital Science Corp. Warrants 08/31/04..............          203            891
 *#Timco Aviation Services Warrants 12/31/07...........        1,219              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $1,119,289)....................................                     150,385
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.1%)
Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
  06/03/02 (Collateralized by U.S. Treasury Bills
  1.68%, 06/27/02, valued at $18,620,695) to be
  repurchased at $18,347,553
  (Cost $18,345,000)                                      $   18,345     18,345,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $782,982,441)++................................                $887,240,664
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $783,134,618.

                See accompanying Notes to Financial Statements.

                        THE U.S. SMALL CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (98.6%)
 *24/7 Media, Inc......................................     151,500    $       38,632
 *3-D Systems Corp.....................................      94,400         1,089,848
 *3TEC Energy Corp.....................................      97,400         1,465,383
 *A.C. Moore Arts & Crafts, Inc........................      11,400           485,013
 AAR Corp..............................................     543,350         6,215,924
 ABC Bancorp...........................................      20,280           299,029
 Abington Bancorp, Inc.................................      40,700           821,936
 *Ablest, Inc..........................................      16,800            67,200
 Abrams Industries, Inc................................      10,000            54,250
 *Abraxas Petroleum Corp...............................      62,600            46,950
 *Acceptance Insurance Companies, Inc..................     278,100         1,279,260
 *Access Worldwide Communications, Inc.................      13,200            10,032
 *#Accrue Software, Inc................................      89,800            21,103
 Aceto Corp............................................      86,926           938,801
 *Aclara Biosciences, Inc..............................     152,700           315,325
 *Acme Communications, Inc.............................     209,600         2,153,640
 *Acme United Corp.....................................       8,700            35,670
 *Acorn Products, Inc..................................      16,000             8,480
 *ACT Teleconferencing, Inc............................      85,100           302,956
 *Actionpoint, Inc.....................................      86,400           171,072
 *Active Power, Inc....................................     402,400         1,760,500
 Acuity Brands, Inc....................................      95,900         1,620,710
 Adams Resources & Energy, Inc.........................       6,600            52,965
 *ADE Corp.............................................     130,500         1,566,652
 *Adept Technology, Inc................................     206,600           555,754
 *Advance Lighting Technologies, Inc...................      95,500           108,392
 *Advanced Magnetics, Inc..............................      90,400           350,752
 Advanced Marketing Services, Inc......................      95,025         1,662,937
 Advanta Corp. Class A.................................     198,879         2,762,429
 Advanta Corp. Class B Non-Voting......................     333,097         4,546,774
 *Aehr Test Systems....................................      76,000           438,900
 *AEP Industries, Inc..................................      49,650         1,724,096
 *Aerovox, Inc.........................................      80,600               645
 *Aether Systems, Inc..................................     412,100         1,485,620
 *Aetrium, Inc.........................................     144,700           306,040
 *Aftermarket Technology Corp..........................      68,000         1,606,840
 *AG Services America, Inc.............................       2,900            37,337
 *Agco Corp............................................     921,000        19,110,750
 *AHL Services, Inc....................................     276,900           546,877
 *AHT Corp.............................................     164,200               575
 *Air Methods Corp.....................................      98,400         1,131,600
 Airborne, Inc.........................................     669,500        15,110,615
 *Airgas, Inc..........................................     916,500        14,938,950
 *Airnet Communications Corp...........................      14,500            18,850
 *Airnet Systems, Inc..................................     200,900         1,687,560
 *Airspan Networks, Inc................................      18,400            19,780
 *AK Steel Holding Corp................................     364,141         5,087,050
 *#Akamai Technologies, Inc............................     823,500         1,655,235
 Alamo Group, Inc......................................     122,700         2,061,360
 *Alamosa Holdings, Inc................................      89,300           387,873
 *Alaska Air Group, Inc................................     396,700        11,048,095
 *Alaska Communications Systems Group, Inc.............     259,300         1,789,170
 *Aldila, Inc..........................................     236,900           200,180
                                                            SHARES             VALUE+
                                                            ------             ------

 Alexander & Baldwin, Inc..............................     501,400    $   13,796,021
 Alfa Corp.............................................      72,100         1,979,505
 Alico, Inc............................................      81,000         2,306,880
 *All American Semiconductor, Inc......................      29,260           101,386
 *#Allegiance Telecom, Inc.............................     361,800           417,879
 Allegiant Bancorp, Inc................................      38,000           662,150
 Allen Organ Co. Class B...............................       5,000           208,975
 *Allen Telecom, Inc...................................     390,300         2,049,075
 *Alliance Semiconductor Corp..........................     550,900         4,864,447
 *Allied Healthcare Products, Inc......................     124,200           620,379
 *#Allied Holdings, Inc................................     111,535           585,559
 *Allied Research Corp.................................      64,400         1,412,936
 *Allou Health & Beauty Care, Inc. Class A.............      97,500           774,150
 *Allsctipts Healthcare Solutions, Inc.................     309,900         1,380,604
 *Alltrista Corp.......................................      96,100         3,569,154
 *Almost Family, Inc...................................      13,700           150,083
 *Alpha Technologies Group, Inc........................      82,112           203,227
 *Alphanet Solutions, Inc..............................      92,400           182,028
 Alpharma, Inc. Class A................................     388,500         8,022,525
 *#Alterra Healthcare Corp.............................     441,800            39,762
 *Ambassadors Group, Inc...............................     138,600         2,141,370
 *Ambassadors, Inc.....................................     149,800         1,380,407
 *AMC Entertainment, Inc...............................     124,200         1,812,078
 *Amcast Industrial Corp...............................     149,800           573,734
 Amcol International Corp..............................      33,300           191,475
 *Amerco, Inc..........................................     206,700         3,325,803
 *America West Holdings Corp. Class B..................     735,900         2,244,495
 *American Aircarriers Support, Inc....................      83,100                83
 American Biltrite, Inc................................      41,800           563,882
 #American Business Financial Services, Inc............      35,690           453,263
 *#American Classic Voyages Co.........................     302,500               302
 *American Ecology Corp................................      48,100           179,894
 American Financial Holdings, Inc......................      37,294         1,077,237
 American Greetings Corp. Class A......................     727,000        15,027,090
 *American Healthways, Inc.............................      35,000           891,800
 *American Homestar Corp...............................     100,600               352
 *American Indemnity Financial Escrow..................      14,200            14,200
 *American Medical Electronics, Inc. (Escrow-Bonus)....      20,800                 0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................      20,800                 0
 *American Medical Security Group, Inc.................     304,000         5,806,400
 *American Pacific Corp................................     104,300         1,098,279
 *American Physicians Capital, Inc.....................      93,300         1,557,177
 *American Physicians Services Group, Inc..............      39,500           158,592
 *American Retirement Corp.............................     279,800           850,592
 American Shared Hospital Services.....................       2,100             8,820
 *American Software, Inc. Class A......................     203,900           710,591
 *American Superconductor Corp.........................     201,500         1,441,732
 *American Technical Ceramics Corp.....................      70,400           464,640
 *American Tower Corp..................................     461,500         1,753,700
 American Vanguard Corp................................      11,357           224,301

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Americana Bancorp, Inc................................      26,030    $      380,559
 *America's Car-Mart, Inc..............................      70,800         1,039,344
 *Ameripath, Inc.......................................      67,900         2,006,105
 AmeriServe Financial, Inc.............................     244,800         1,230,120
 *Ameristar Casinos, Inc...............................      76,900         2,253,170
 Ameron, Inc...........................................      58,700         4,179,440
 AmerUs Group Co.......................................     250,685         8,886,783
 *#Ames Department Stores, Inc.........................     398,000            53,730
 *Amistar Corp.........................................      42,300            56,047
 Ampco-Pittsburgh Corp.................................     200,000         2,390,000
 *Amrep Corp...........................................      96,692           763,867
 *Amresco, Inc.........................................     136,700               547
 *Amtech Systems, Inc..................................       6,000            38,250
 *Amtran, Inc..........................................     191,600         2,141,130
 *Amwest Insurance Group, Inc..........................      67,290               542
 *Anadigics, Inc.......................................      86,700           934,192
 Analogic Corp.........................................      14,100           616,663
 Analysts International Corp...........................      76,100           370,226
 *Analytical Surveys, Inc..............................       8,300             2,531
 Anchor Bancorp Wisconsin, Inc.........................      96,702         2,196,102
 Andersons, Inc........................................      82,900         1,031,690
 *#Angeion Corp........................................       6,300             2,488
 Angelica Corp.........................................      90,200         1,546,930
 *Anicom, Inc..........................................     342,600               343
 *AnswerThink Consulting Group, Inc....................      80,100           418,522
 *Antigenics, Inc......................................       8,153            81,734
 *APA Optics, Inc......................................     110,000           242,000
 Apogee Enterprises, Inc...............................     440,100         6,143,796
 *Applica, Inc.........................................     351,700         3,573,272
 *Applied Extrusion Technologies, Inc..................     229,200         1,489,800
 *Applied Graphics Technologies, Inc...................     130,400            69,112
 Applied Industrial Technologies, Inc..................     470,000         9,282,500
 *Applied Innovation, Inc..............................      13,100            56,723
 *Applied Microsystems Corp............................     104,000            71,240
 *Applied Signal Technologies, Inc.....................     128,800         1,514,044
 *Apropos Technology, Inc..............................      10,200            23,205
 *Arch Capital Group, Ltd..............................      74,600         2,211,517
 Arch Chemicals, Inc...................................     304,700         7,084,275
 Arch Coal, Inc........................................     182,457         4,287,739
 Arctic Cat, Inc.......................................     120,300         2,406,601
 *Arena Pharmaceuticals, Inc...........................     271,600         2,057,370
 Argonaut Group, Inc...................................     290,100         6,206,689
 *Argonaut Technologoes, Inc...........................      12,700            17,272
 *#Ariba, Inc..........................................     713,400         2,108,097
 *Ark Restaurants Corp.................................      18,400           129,536
 *Arkansas Best Corp...................................     189,900         4,676,287
 *Arlington Hospitality, Inc...........................      70,000           216,650
 *#Armstrong Holdings, Inc.............................     567,500         1,736,550
 *Arqule, Inc..........................................     100,700           868,537
 *Arris Group, Inc.....................................      53,000           344,235
 Arrow Financial Corp..................................       1,832            54,346
 *Art Technology Group, Inc............................      55,300            73,272
 *Artesyn Technologies, Inc............................      98,800           747,916
 *Asante Technologies, Inc.............................      94,200            21,195
 ASB Financial Corp....................................      13,600           152,048
 *Ascent Assurance, Inc................................         222               234
 *Ascential Software Corp..............................   1,034,000         3,158,870
 *Ashworth, Inc........................................     232,000         2,086,840
 *Aspect Communications Corp...........................     610,400         2,896,348
 *Astea International, Inc.............................      66,100            59,159
 *Astec Industries, Inc................................      55,800           943,578
 Astro-Med, Inc........................................      53,275           221,091
                                                            SHARES             VALUE+
                                                            ------             ------

 *Astronics Corp.......................................      19,687    $      178,561
 *Astronics Corp. Class B..............................       7,756            73,100
 *Asyst Technologies, Inc..............................      45,200           768,852
 *Atchison Casting Corp................................     155,800            66,994
 *Athey Products Corp..................................      17,140               428
 Atlanta Sosnoff Capital Corp..........................      66,100           768,412
 *Atlantic American Corp...............................      42,900           111,325
 *Atlantis Plastics, Inc...............................      56,500           296,060
 *Atlas Air, Inc.......................................     380,300         3,262,974
 *ATP Oil & Gas Corp...................................     102,300           380,556
 *Atrion Corp..........................................      36,150         1,132,218
 *ATS Medical, Inc.....................................     138,300           228,886
 *Audio Visual Services Corp...........................     430,200               667
 *Audiovox Corp. Class A...............................     333,600         2,610,420
 *Ault, Inc............................................      93,300           455,304
 *Aurora Foods, Inc....................................     836,100         1,680,561
 *Auspex Systems, Inc..................................     264,100           145,255
 *autobytel.com, Inc...................................      27,000            97,470
 *Avalon Holding Corp. Class A.........................      25,112            70,565
 *Avanex Corp..........................................     267,000           687,525
 *Avatar Holdings, Inc.................................      53,300         1,391,130
 *Aviall, Inc..........................................     291,200         2,786,784
 *Avici System, Inc....................................     158,100           273,513
 *Avid Technology, Inc.................................     516,400         4,712,150
 *Avigen, Inc..........................................     197,600         1,716,156
 *Avocent Corp.........................................      27,200           617,712
 *Avteam, Inc. Class A.................................     175,500               614
 *Aware, Inc...........................................     186,100           689,500
 *Axeda Systems, Inc...................................      91,100           217,273
 *Axsys Technologies, Inc..............................      53,700           436,581
 *AXT, Inc.............................................     200,200         1,964,963
 *Aztar Corp...........................................     213,700         4,419,316
 *AZZ, Inc.............................................         600            11,130
 Badger Meter, Inc.....................................      21,200           662,500
 *Badger Paper Mills, Inc..............................      10,400            87,880
 Bairnco Corp..........................................     114,700           613,645
 *Baker (Michael) Corp.................................      80,800         1,250,784
 Baldwin & Lyons, Inc. Class B.........................      49,500         1,143,202
 *Baldwin Piano & Organ Co.............................      73,600               736
 *Baldwin Technology, Inc. Class A.....................     219,700           329,550
 *Ballantyne Omaha, Inc................................      34,600            30,275
 *Bally Total Fitness Holding Corp.....................      10,000           206,500
 *Baltek Corp..........................................       8,100            74,317
 *Bancinsurance Corp...................................      68,470           357,413
 Bancorp Connecticut, Inc..............................      47,400         1,324,830
 Bandag, Inc...........................................     150,700         4,822,400
 Bandag, Inc. Class A..................................     178,600         5,018,660
 *Bank United Financial Corp. Class A..................     325,200         5,796,690
 BankAtlantic Bancorp, Inc. Class A....................     168,883         1,883,045
 Banner Corp...........................................     269,401         5,898,535
 Barnes Group, Inc.....................................      20,000           464,000
 *Barrett Business Services, Inc.......................      84,800           307,824
 *Barry (R.G.) Corp....................................     150,764           866,893
 Bassett Furniture Industries, Inc.....................     191,550         3,581,985
 *Bay View Capital Corp................................     700,742         4,758,038
 *Baycorp Holdings, Ltd................................      44,000           530,200
 *Bayou Steel Corp. Class A............................     169,900           101,940
 *BCT International, Inc...............................      11,100             9,990
 *Beazer Homes USA, Inc................................      16,252         1,271,231
 *BEI Electronics, Inc.................................      81,000           552,015
 *Bel Fuse, Inc. Class A...............................      13,000           321,360
 Bel Fuse, Inc. Class B................................      72,600         1,950,036

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Bell Industries, Inc.................................     161,863    $      312,396
 *Bell Microproducts, Inc..............................     183,700         1,897,621
 *Benchmark Electronics, Inc...........................     190,300         5,709,000
 Berkley (W.R.) Corp...................................      33,400         1,969,598
 *#Bethlehem Steel Corp................................   1,580,500           632,200
 *Beverly Enterprises..................................   1,913,300        14,942,873
 *BF Enterprises, Inc..................................       2,300            19,768
 BHA Group Holdings, Inc. Class A......................      19,200           338,208
 *Big 4 Ranch, Inc.....................................      73,300                 0
 Big Lots, Inc.........................................      69,300         1,240,470
 *Bioanalytical Systems, Inc...........................      11,400            61,332
 *Biocryst Pharmaceuticals, Inc........................      36,000           109,440
 *Bionx Implants, Inc..................................     175,000           945,000
 *Bio-Rad Laboratories, Inc. Class A...................      48,050         2,126,693
 *Biosource International, Inc.........................     129,000           790,125
 *Birmingham Steel Corp................................     110,500            43,095
 Blair Corp............................................     131,300         3,010,709
 *Blonder Tongue Laboratories, Inc.....................      22,600            65,766
 *#Blue Rhino Corp.....................................      12,600           154,728
 *Bluegreen Corp.......................................     359,098         1,389,709
 BMC Industries, Inc...................................     463,500           579,375
 *BNS Co. Class A......................................      46,855           109,641
 Bob Evans Farms, Inc..................................     145,600         4,457,544
 *Boca Resorts, Inc....................................     661,600         8,547,872
 *#Bogen Communications International, Inc.............      17,200            53,922
 *Bolt Technology Corp.................................       4,400            20,020
 *Bombay Co., Inc......................................     718,040         3,583,020
 *Bon-Ton Stores, Inc..................................     211,300           887,460
 *Books-a-Million, Inc.................................     313,700         1,245,389
 Borg-Warner, Inc......................................      52,500         3,381,000
 *Boron, Lepore and Associates, Inc....................     220,600         3,515,261
 *Boston Biomedical, Inc...............................      56,300           264,610
 *Boston Communications Group, Inc.....................     294,500         2,591,600
 Bostonfed Bancorp, Inc................................      52,160         1,590,880
 *Bottomline Technologies, Inc.........................      45,800           339,149
 Bowl America, Inc. Class A............................      54,022           634,758
 Bowne & Co., Inc......................................     648,732         9,374,177
 *Boyd Gaming Corp.....................................     477,900         6,982,119
 *Brass Eagle, Inc.....................................     131,400           794,970
 *Braun Consulting, Inc................................     203,100         1,018,546
 *Brigham Exploration Co...............................      45,700           231,927
 *Brightpoint, Inc.....................................     180,200            63,971
 *BrightStar Information Technology Group, Inc.........     106,200             9,823
 *#Broadvision, Inc....................................      62,300            50,774
 *Broadwing, Inc.......................................      11,900            45,458
 Brookline Bancorp, Inc................................      11,000           277,255
 *Brookstone, Inc......................................     122,800         2,082,688
 *Brooktrout, Inc......................................     111,200           599,924
 *Brown (Tom), Inc.....................................     228,500         6,228,910
 Brown Shoe Company, Inc...............................     330,800         7,939,200
 Brush Engineered Materials, Inc.......................     257,209         3,356,577
 BSB Bancorp, Inc......................................     157,631         4,717,896
 *BSQUARE Corp.........................................     146,200           341,377
 *BTU International, Inc...............................      86,900           403,650
 *Buckeye Technology, Inc..............................     254,300         2,642,177
 *Buckhead America Corp................................      15,700             2,669
 *Building Materials Holding Corp......................     252,300         3,858,928
 *Bull Run Corp........................................      85,600            78,324
 Burlington Coat Factory Warehouse Corp................     645,040        14,771,416
                                                            SHARES             VALUE+
                                                            ------             ------

 Bush Industries, Inc. Class A.........................      43,900    $      443,829
 *Butler International, Inc............................     114,800           273,224
 Butler Manufacturing Co...............................      95,600         2,433,976
 *BWAY Corp............................................     166,200         2,592,720
 Cabot Oil & Gas Corp. Class A.........................     223,800         5,136,210
 *CacheFlow, Inc.......................................     154,500            94,245
 Cadmus Communications Corp............................     120,300         1,564,501
 Calgon Carbon Corp....................................     651,700         5,506,865
 *Caliber Learning Network, Inc........................     267,100               401
 *Calico Commerce, Inc.................................      30,000             9,150
 *California Coastal Communities, Inc..................      57,300           278,478
 California First National Bancorp.....................      62,000           894,350
 *Caliper Technologies Corp............................     128,200           939,065
 *Callon Petroleum Corp................................     151,200           763,560
 Cal-Maine Foods, Inc..................................     102,900           365,295
 Camco Financial Corp..................................       8,183           117,631
 *Candela Laser Corp...................................      53,500           312,172
 *Cannon Express, Inc. Class A.........................       6,700             5,695
 *Cannondale Corp......................................     136,900           423,021
 *Canterbury Information Technology, Inc...............       5,900             5,398
 *Capital Corp. of the West............................       6,174           132,000
 *Capital Crossing Bank................................      75,100         1,800,522
 *Capital Pacific Holdings, Inc........................     180,700           767,975
 *Capital Senior Living Corp...........................     357,200         1,210,908
 *Capital Trust, Inc...................................     105,400           521,730
 Capitol Bancorp, Ltd..................................      41,672           987,418
 *Caprius, Inc.........................................       1,439               130
 *Capstone Turbine Corp................................     295,200           717,336
 *Captaris, Inc........................................     157,900           457,120
 Caraustar Industries, Inc.............................     334,900         4,352,025
 *Carbide/Graphite Group, Inc..........................     159,700                16
 *Carecentric, Inc.....................................      29,400            15,876
 *Career Blazers, Inc. Trust Units.....................       9,540                 0
 *Carlyle Industries, Inc..............................      29,312            10,113
 Carpenter Technology Corp.............................     479,900        14,037,075
 *Carreker Corp........................................      69,400           677,344
 *Carriage Services, Inc. Class A......................     226,000           978,580
 *Carrier Access Corp..................................     104,500           279,537
 *Carrington Laboratories, Inc.........................     121,900           201,135
 *Carrizo Oil & Gas, Inc...............................      20,500            96,862
 *Cascade Corp.........................................     138,150         1,934,100
 *Casella Waste Systems, Inc. Class A..................     246,800         2,849,306
 Casey's General Stores, Inc...........................      42,700           509,197
 Cash America International, Inc.......................     400,300         3,342,505
 Castle (A.M.) & Co....................................     210,730         2,206,343
 *Castle Dental Centers, Inc...........................      36,400             3,640
 Castle Energy Corp....................................     142,700           899,723
 *Casual Male Corp.....................................     254,318               254
 Catalina Lighting, Inc................................      22,040           124,636
 *Catalytica Energy Systems, Inc.......................     104,500           395,532
 Cato Corp. Class A....................................      34,500           935,467
 *Cavalier Homes, Inc..................................     352,281         1,211,847
 CBRL Group, Inc.......................................       4,400           146,344
 *CCA Industries, Inc..................................      40,800            68,952
 CCBT Financial Companies, Inc.........................      13,200           338,646
 *CDI Corp.............................................     129,200         3,615,016
 *Celadon Group, Inc...................................     127,900         1,438,235
 *Celebrity, Inc.......................................      26,325             7,897
 *Celeritek, Inc.......................................     168,500         1,413,715
 *Cell Genesys, Inc....................................     137,600         1,919,520
 Centex Construction Products, Inc.....................      16,000           668,320

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Central Bancorp, Inc..................................      23,700    $      728,775
 *Central Garden & Pet Co..............................     368,300         5,406,644
 Central Parking Corp..................................     228,200         5,613,720
 Century Aluminum Co...................................     337,500         5,481,000
 *Century Business Services, Inc.......................     707,800         2,445,449
 *Ceradyne, Inc........................................      95,000           752,400
 *Ceres Group, Inc.....................................      43,400           187,705
 CFS Bancorp, Inc......................................     107,000         1,503,350
 *#CGI Group, Inc......................................      33,076           177,949
 CH Energy Group, Inc..................................         100             4,961
 *Champion Enterprises, Inc............................     893,900         7,169,078
 Champion Industries, Inc..............................      72,100           211,253
 *Champps Entertainment, Inc...........................     121,700         1,650,860
 *Channell Commercial Corp.............................      17,600           115,280
 *Charming Shoppes, Inc................................   1,793,200        13,906,266
 *Chart House Enterprises, Inc.........................      25,350            95,062
 *Chart Industries, Inc................................       2,600             6,916
 *Chase Industries, Inc................................     123,150         1,564,005
 *Checkers Drive-In Restaurant, Inc....................     138,621         1,697,414
 *#CheckFree Corp......................................      47,100           999,226
 *Checkpoint System, Inc...............................     537,300         7,060,122
 Chemed Corp...........................................     109,500         4,018,650
 Chemfirst, Inc........................................      76,600         2,137,140
 Chesapeake Corp.......................................     214,600         5,970,172
 *Chesapeake Energy Corp...............................     865,100         6,505,552
 Chester Valley Bancorp................................       1,444            22,779
 Chicago Rivet & Machine Co............................      10,800           287,280
 *Childtime Learning Centers, Inc......................      43,500           131,805
 *Chiles Offshore, Inc.................................      17,100           460,845
 *Chromcraft Revington, Inc............................      17,700           273,819
 *Chronimed, Inc.......................................     110,500           637,585
 *#Chyron Corp.........................................      89,500            55,490
 *Ciber, Inc...........................................      60,200           462,938
 *Ciprico, Inc.........................................      70,900           377,188
 CIRCOR International, Inc.............................     157,800         3,473,178
 *#Circuit City Stores, Inc. (Carmax Group)............     213,500         5,651,345
 *Circuit Systems, Inc.................................      44,900               337
 Citizens Banking Corp.................................      26,850           882,962
 *Citizens, Inc. Class A...............................      94,402           849,621
 *City Holding Co......................................     116,300         2,157,946
 *CKE Restaurants, Inc.................................     977,300         9,773,000
 *Clare, Inc...........................................     197,000           788,985
 *Clarus Corp..........................................     187,300         1,122,863
 Classic Vacation Group, Inc...........................     169,000            16,900
 *Clean Harbors, Inc...................................     166,100         1,298,902
 Cleveland Cliffs, Inc.................................     191,300         5,469,267
 CNA Surety Corp.......................................      64,500           975,240
 *CNET Networks, Inc...................................     251,700           781,528
 *CNS, Inc.............................................     235,700         1,382,380
 Coachmen Industries, Inc..............................     272,600         4,688,720
 *Coast Dental Services, Inc...........................      48,533           254,556
 *Coast Distribution System............................      90,200           270,600
 Coastal Bancorp, Inc..................................     116,900         3,789,898
 *Coastcast Corp.......................................     101,900           254,750
 *Cobalt Corp..........................................     317,400         6,522,570
 *Cobra Electronic Corp................................      80,800           679,932
 *#Coeur d'Alene Mines Corp............................     384,800           711,880
 *Cogent Communications Group, Inc.....................      11,754            30,560
 *Cognitronics Corp....................................       7,700            23,100
 *Cohesion Technologies, Inc...........................     168,900           397,759
 *Cold Metal Products, Inc.............................      66,000            26,400
                                                            SHARES             VALUE+
                                                            ------             ------

 *Cole National Corp. Class A..........................     206,900    $    3,848,340
 Collins Industries, Inc...............................      28,200           141,000
 *Colorado Medtech, Inc................................      99,300           317,318
 *Columbia Banking System, Inc.........................     139,099         1,596,161
 Columbus McKinnon Corp................................     195,900         1,918,840
 *Com21, Inc...........................................      55,300            42,857
 *Comarco, Inc.........................................      12,800            99,520
 *Comdial Corp.........................................     152,300            57,112
 *Comforce Corp........................................      64,700            77,640
 *Comfort Systems USA, Inc.............................     540,100         2,538,470
 *Commerce One, Inc....................................     578,600           428,164
 Commercial Bancshares, Inc............................      27,834           789,790
 Commercial Metals Co..................................     233,633        10,723,755
 Commercial National Financial Corp....................      12,500           260,625
 Commonwealth Bancorp, Inc.............................     169,100         4,762,701
 Commonwealth Industries, Inc..........................     362,700         2,616,880
 Communications Systems, Inc...........................       7,100            60,030
 Community Bank System, Inc............................      58,000         1,803,800
 Community Financial Group, Inc........................      12,800           310,784
 Community Trust Bancorp, Inc..........................      82,407         2,067,180
 *Community West Bancshares............................       7,200            35,640
 *Compucom Systems, Inc................................     746,700         2,971,866
 *CompuCredit Corp.....................................     267,700         1,860,515
 *Computer Horizons Corp...............................     440,700         1,914,841
 *#Computer Learning Centers, Inc......................      43,300                74
 *Computer Motion, Inc.................................      35,100            50,895
 *Computer Network Technology Corp.....................      75,000           631,125
 *Computer Task Group, Inc.............................      33,700           155,020
 CompX International, Inc..............................      37,300           462,520
 *Comshare, Inc........................................     123,750           324,225
 *Comstock Resources, Inc..............................     414,500         3,423,770
 *Comtech Telecommunications Corp......................      21,500           212,312
 *Concord Camera Corp..................................     266,700         1,845,564
 *#Cone Mills Corp.....................................     555,000         1,942,500
 *Congoleum Corp. Class A..............................      97,400           272,720
 *Conmed Corp..........................................     309,041         7,369,083
 *#Conseco, Inc........................................   1,425,200         3,976,308
 *Consolidated Freightways Corp........................     411,500         1,302,397
 *Consolidated Graphics, Inc...........................     196,600         3,951,660
 *Continental Materials Corp...........................       4,600           124,660
 *Convera Corp.........................................      37,600           143,068
 *#Cooker Restaurant Corp..............................     135,000            12,825
 Cooper Tire & Rubber Co...............................     563,300        12,865,772
 Cooperative Bankshares, Inc...........................      20,800           327,704
 *CoorsTek, Inc........................................      36,900         1,242,238
 *Copper Mountain Networks, Inc........................      19,300            16,308
 *Core Materials Corp..................................         500             1,100
 *Corixa Corp..........................................     258,500         1,699,637
 Corn Products International, Inc......................     322,800        10,942,920
 *Cornell Companies, Inc...............................     170,700         1,877,700
 *Correctional Services Corp...........................     135,800           305,550
 *Corrections Corporation of America...................     128,800         2,089,136
 *Corrpro Companies, Inc...............................     123,575           148,290
 Corus Bankshares, Inc.................................      24,900         1,239,273
 *Corvas International, Inc............................      60,500           154,577
 *Cost-U-Less, Inc.....................................      35,000            66,325
 Cotton States Life Insurance Co.......................       8,300            82,128
 Courier Corp..........................................      18,300           796,965
 *#Covanta Energy Corp.................................     413,696            13,445
 *Covenant Transport, Inc. Class A.....................     246,800         3,906,844
 *Coventry Health Care, Inc............................      42,500         1,319,625
 *Cover-All Technologies, Inc..........................      31,901             8,773

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Covest Bancshares, Inc................................      48,825    $    1,081,474
 CPAC, Inc.............................................      81,600           574,464
 CPB, Inc..............................................     107,000         4,566,760
 CPI Corp..............................................      84,600         1,517,724
 *Credence Systems Corp................................     100,160         1,898,533
 *Credit Acceptance Corp...............................     741,300        10,063,147
 *Crestline Capital Corp...............................      30,200         1,025,290
 *Criticare Systems, Inc...............................      91,000           505,505
 Crompton Corp.........................................     152,800         1,729,696
 *Cross (A.T.) Co. Class A.............................     234,300         1,757,250
 *#Cross Media Marketing Corp..........................      12,222           146,542
 *Crossroads Systems, Inc..............................     139,800           221,583
 *Crown Castle International Corp......................     571,600         2,572,200
 *#Crown Cork & Seal Co., Inc..........................   1,441,600        11,965,280
 *Crown Crafts, Inc....................................     170,700           125,464
 *Crown-Andersen, Inc..................................      22,900           141,407
 *CSK Auto Corp........................................     445,200         7,118,748
 *CSP, Inc.............................................      40,800           137,292
 *CSS Industries, Inc..................................     179,900         6,623,918
 *CTB International Corp...............................      74,000         1,248,010
 Cubic Corp............................................     133,050         3,593,680
 *Culp, Inc............................................     192,818         2,456,501
 *Cumulus Media, Inc. Class A..........................     501,900        10,803,397
 *Curative Health Services, Inc........................      63,200           880,376
 *Curis, Inc...........................................     116,500           150,867
 *Curon Medical, Inc...................................       1,200             4,236
 Curtiss-Wright Corp...................................      86,300         6,144,560
 *Cutter & Buck, Inc...................................     133,900           937,969
 *Cyberoptics Corp.....................................      37,200           424,080
 *Cybersource Corp.....................................     158,500           368,512
 *Cybex International, Inc.............................     114,200           228,400
 *Cylink Corp..........................................      43,900            35,559
 *Cysive, Inc..........................................     376,000           896,760
 *Cytrx Corp...........................................       2,800             2,366
 *D A Consulting Group, Inc............................     118,900            97,498
 *Dairy Mart Convenience Stores, Inc...................       9,000             1,395
 *Daisytek International Corp..........................      82,300         1,169,894
 *Dan River, Inc. Class A..............................     452,200         1,826,888
 *Danielson Holding Corp...............................      57,000           359,100
 *Data I/O Corp........................................      90,600           108,267
 *Data Systems & Software, Inc.........................      91,400           336,809
 *#Datakey, Inc........................................       6,700            19,296
 *Dataram Corp.........................................      32,780           190,452
 *DataTRAK International, Inc..........................      59,200           174,344
 *Datum, Inc...........................................      84,400         1,094,246
 *Dave and Busters, Inc................................     182,140         2,209,358
 *Dawson Geophysical Co................................      64,800           492,480
 *Daxor Corp...........................................      51,900           941,985
 Deb Shops, Inc........................................      93,400         3,095,743
 *Deckers Outdoor Corp.................................     123,800           570,099
 *Decora Industries, Inc...............................       4,200               189
 Decorator Industries, Inc.............................      22,132           132,128
 *Del Global Technologies Corp.........................     177,800           696,976
 *dELiA*s Corp. Class A................................     294,358         1,772,035
 *Delphax Technologies, Inc............................      70,700           284,921
 Delphi Financial Group, Inc. Class A..................     134,333         5,641,986
 Delta Apparel, Inc....................................      52,000         1,435,200
 *#Delta Financial Corp................................     144,900           214,452
 Delta Natural Gas Co., Inc............................      26,100           571,068
 *Delta Woodside Industries, Inc.......................     130,000           305,500
 Deltic Timber Corp....................................     107,400         3,442,170
 *Denali, Inc..........................................      69,500             5,907
                                                            SHARES             VALUE+
                                                            ------             ------

 *Denbury Resources, Inc...............................      72,100    $      669,088
 *Dendreon Corp........................................      29,500            87,320
 *Department 56, Inc...................................     136,300         2,453,400
 *Designs, Inc.........................................     189,800         1,345,682
 *Detrex Corp..........................................      12,800            81,280
 *Devcon International Corp............................      52,400           358,154
 *DiamondCluster International, Inc....................     264,900         2,116,551
 *Diedrich Coffee, Inc.................................          13                44
 *Digex, Inc...........................................     158,900           116,791
 *Digi International, Inc..............................     339,200         1,536,576
 *DigitalThink Inc.....................................     105,100           163,956
 Dime Community Bancorp, Inc...........................     201,400         4,858,775
 Dimon, Inc............................................     890,500         6,340,360
 *Diodes, Inc..........................................      49,650           424,756
 *Discovery Partners International.....................     142,300           847,396
 *Ditech Communications Corp...........................     403,600         1,208,782
 *Diversified Corporate Resources, Inc.................       5,000             2,850
 *Dixie Group, Inc.....................................     185,919         1,248,446
 *Dixon Ticonderoga Co.................................      30,150            46,732
 *Dobson Communications Corp...........................      39,400            93,969
 *#Docent, Inc.........................................      99,100           191,263
 *Dollar Thrifty Automotive Group, Inc.................     468,000        10,876,320
 *Dominion Homes, Inc..................................      76,400         1,768,660
 Donegal Group, Inc. Class A...........................      62,496           712,142
 Donegal Group, Inc. Class B...........................      28,948           311,770
 Donnelly Corp. Class A................................      78,525         1,545,372
 Downey Financial Corp.................................      23,413         1,275,774
 DQE, Inc..............................................       1,600            28,288
 *Dress Barn, Inc......................................     227,623         7,221,340
 *Drew Industries, Inc.................................      11,200           173,600
 *Drugstore.com, Inc...................................     196,900           530,645
 *DT Industries, Inc...................................     214,200           956,403
 *Duckwall-Alco Stores, Inc............................     103,200         1,473,180
 *Ducommun, Inc........................................      62,600         1,189,400
 *Dura Automotive Systems, Inc.........................     311,763         6,938,286
 *DUSA Pharmaceuticals, Inc............................     220,200           496,551
 *DVI, Inc.............................................     232,700         4,546,958
 *Dwyer Group, Inc.....................................       9,200            38,364
 *Dyax Corp............................................     318,600         1,295,109
 *Dycom Industries, Inc................................      51,932           685,502
 *#E Com Ventures, Inc.................................       6,750            36,551
 *E.piphany, Inc.......................................     125,500           523,335
 *Eagle Bancshares, Inc................................      71,600         1,851,934
 *Eagle Food Centers, Inc..............................      31,075            28,900
 *EarthLink, Inc.......................................      63,300           416,830
 Eastern Co............................................      29,400           452,760
 *#EasyLink Services Corp..............................         640               758
 *eBenX, Inc...........................................     328,600         1,311,114
 *eBT International, Inc...............................     285,300           102,708
 *ECC International Corp...............................     103,600           331,520
 Ecology & Environment, Inc. Class A...................      23,700           265,440
 *Ecometry Corp........................................       8,700            24,142
 Edelbrock Corp........................................      93,940         1,209,477
 *Eden Bioscience Corp.................................      83,100           167,862
 *Edge Petroleum Corp..................................      93,400           551,527
 *Edgewater Technology, Inc............................     248,188         1,003,920
 *Educational Insights, Inc............................      49,300            19,966
 EFC Bancorp, Inc......................................       5,000            85,800
 *EGL, Inc.............................................       4,000            66,060
 *El Paso Electric Co..................................      33,500           493,455
 *Elcom International, Inc.............................      11,600             6,902
 *Elcotel, Inc.........................................      11,900                54

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Elder-Beerman Stores Corp............................     214,500    $      659,587
 *Electro Rent Corp....................................     136,200         1,738,593
 *Electroglas, Inc.....................................      86,500         1,219,650
 *Elite Information Group, Inc.........................     169,100         1,935,349
 *Elizabeth Arden, Inc.................................      23,200           304,036
 *eLOT, Inc............................................     164,600             3,210
 *eLoyalty Corp........................................      28,400           165,288
 *ELXSI Corp...........................................      27,900           198,090
 EMC Insurance Group, Inc..............................     124,900         2,674,733
 *Emcee Broadcast Products, Inc........................      50,000            31,500
 *Emcor Group, Inc.....................................      17,000           959,990
 *Emmis Broadcasting Corp. Class A.....................     146,900         4,347,505
 Empire District Electric Co...........................      16,400           328,000
 *EMS Technologies, Inc................................      48,050         1,074,638
 *#En Pointe Technologies, Inc.........................      48,500            50,440
 *Encompass Services Corp..............................     972,475           894,677
 *Encore Wire Corp.....................................      93,000         1,265,265
 Energen Corp..........................................     139,600         3,799,912
 *Energy Partners, Ltd.................................      10,000            74,600
 *Enesco Group, Inc....................................     296,900         2,090,176
 *Enserch Corp.........................................     848,618         1,739,667
 *#Entrada Networks, Inc...............................      33,980             9,005
 *Entravision Communications Corp......................     725,500        11,375,840
 *Entrust Technologies, Inc............................     142,500           570,712
 *Environmental Elements Corp..........................      14,500            45,675
 *Environmental Technologies Corp......................      35,800            12,172
 *ePlus, Inc...........................................      45,000           409,050
 *ePresence, Inc.......................................     311,900         1,338,051
 *Equity Marketing, Inc................................       4,100            55,001
 *Equity Oil Co........................................     180,300           403,872
 *Esco Technologies, Inc...............................     240,300         8,533,053
 Espey Manufacturing & Electronics Corp................       3,800            76,000
 *Essential Therapeutics, Inc..........................      66,100           170,207
 *Esterline Technologies Corp..........................     284,942         5,912,546
 *Ethyl Corp...........................................   1,109,100         1,164,555
 *Evans & Sutherland Computer Corp.....................     184,000         1,652,320
 *Evergreen Solar, Inc.................................     112,200           270,963
 *Evolving Systems, Inc................................       4,400             2,222
 *Exabyte Corp.........................................     361,100           348,461
 *eXcelon Corp.........................................      12,756            13,840
 *Exelixis, Inc........................................      51,692           401,647
 *Exponent, Inc........................................      81,800         1,046,222
 *Extended Stay America, Inc...........................     535,600         8,574,956
 *Extended Systems, Inc................................      21,500            84,817
 *Extensity, Inc.......................................     171,900           230,346
 *Ezcorp, Inc. Class A Non-Voting......................     237,900           825,513
 *E-Z-Em, Inc. Class A.................................      42,100           463,100
 *E-Z-Em, Inc. Class B.................................       3,843            34,683
 Fab Industries, Inc...................................      82,381         1,491,096
 *Fairchild Corp. Class A..............................     466,029         1,798,872
 Falcon Products, Inc..................................     135,300           715,737
 *#FalconStor Software, Inc............................      50,100           246,742
 Farmer Brothers Co....................................         484           166,980
 *Faro Technologies, Inc...............................      37,400            82,280
 FBL Financial Group, Inc. Class A.....................     496,700         9,824,726
 *Featherlite Manufacturing, Inc.......................      27,900            89,419
 Fedders Corp..........................................      61,000           173,850
 Federal Screw Works...................................       2,500            99,237
 *#Federal-Mogul Corp..................................     860,700           580,972
 *FEI Co...............................................       1,650            44,294
 FFLC Bancorp..........................................      50,833         1,362,070
                                                            SHARES             VALUE+
                                                            ------             ------

 *Fibermark, Inc.......................................     105,150    $      854,869
 *Fiberstars, Inc......................................      12,900            60,372
 Fidelity Bancorp, Inc.................................      46,550         1,028,755
 Fidelity Bankshares, Inc..............................      19,332           389,636
 *Fidelity Federal Bancorp.............................      20,000            53,000
 Fidelity National Corp................................      95,400         1,009,809
 *#Finisar Corp........................................      76,000           197,980
 *Finish Line, Inc. Class A............................     336,500         5,234,257
 *Finishmaster, Inc....................................     120,000         1,529,400
 *Finlay Enterprises, Inc..............................      50,800           794,004
 *Firebrand Financial Group, Inc.......................      86,400             2,592
 First American Financial Corp.........................      78,000         1,731,600
 *First Aviation Services, Inc.........................       9,000            42,525
 First Bancorp.........................................      60,469         1,395,625
 First Bell Bancorp, Inc...............................      56,000         1,001,560
 *First Cash, Inc......................................     131,900         1,370,441
 First Charter Corp....................................      13,700           250,025
 *First Cincinati, Inc.................................      50,500                50
 First Citizens Bancshares, Inc........................       5,700           639,340
 First Defiance Financial Corp.........................     128,500         2,597,627
 First Essex Bancorp...................................      95,700         2,961,915
 First Federal Bancshares of Arkansas, Inc.............      56,900         1,449,527
 First Federal Capital Corp............................     127,620         2,710,011
 First Financial Holdings, Inc.........................      26,600           777,917
 First Indiana Corp....................................     116,132         2,301,736
 *First Investors Financial Services Group, Inc........     120,900           465,465
 First Keystone Financial, Inc.........................      37,300           623,096
 *First Mariner Bank Corp..............................      43,600           512,300
 First Midwest Financial, Inc..........................      25,200           350,280
 First Niagara Financial Group, Inc....................      27,900           708,799
 First Oak Brook Bancshares, Inc. Class A..............      29,000           922,055
 First Place Financial Corp............................     134,445         2,330,604
 *First Republic Bank..................................     150,378         4,938,414
 First Sentinel Bancorp, Inc...........................     237,300         3,291,351
 FirstBank NW Corp.....................................      10,600           202,937
 FirstFed America Bancorp, Inc.........................      38,833         1,003,833
 *FirstFed Financial Corp..............................     331,200         9,770,400
 *Firstwave Technologies, Inc..........................      15,233           187,675
 *Fischer Imaging Corp.................................      46,600           475,320
 Flag Financial Corp...................................      27,550           282,387
 Flagstar Bancorp, Inc.................................     197,650         5,603,377
 *Flander Corp.........................................     579,000         1,082,730
 #Fleetwood Enterprises, Inc...........................     580,100         6,027,239
 #Fleming Companies, Inc...............................     180,472         3,995,650
 Flexsteel Industries, Inc.............................      90,400         1,466,740
 *Florsheim Group, Inc.................................      81,700             1,838
 *Flowers Foods, Inc...................................      52,000         1,331,720
 Flushing Financial Corp...............................     205,875         3,904,419
 FNB Financial Services Corp...........................      11,900           198,908
 *#Focal Communications Corp...........................      15,600            56,082
 *FOCUS Enhancements, Inc..............................      50,460            79,222
 *Foodarama Supermarkets, Inc..........................      11,400           504,165
 Foothill Independent Bancorp..........................      49,025           843,230
 *Forest Oil Corp......................................      99,205         2,902,738
 *Forgent Networks, Inc................................     369,300         1,185,453
 *Fortune Financial, Inc...............................      86,300                 9
 *Foster (L.B.) Co. Class A............................     162,400           903,756
 *#Foster Wheeler, Ltd.................................     927,100         1,557,528
 *#FPIC Insurance Group, Inc...........................     168,300         2,614,540

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Frankfort First Bancorp, Inc..........................      24,650    $      445,179
 Franklin Bank National Associaton.....................      49,283           951,162
 *Franklin Covey Co....................................     352,700         1,072,208
 *Franklin Electronic Publishers, Inc..................     112,300           179,680
 Fremont General Corp..................................   1,224,600         5,437,224
 Frequency Electronics, Inc............................      86,000           967,500
 *Fresh America Corp...................................      32,200             5,635
 Fresh Brands, Inc.....................................       2,900            54,157
 *Fresh Choice, Inc....................................      65,100           156,240
 *#Friede Goldman Halter, Inc..........................     471,245            40,291
 *Friedman Billings Ramsey Group, Inc. Class A.........     229,100         2,222,270
 Friedman Industries, Inc..............................     108,195           302,946
 Friedmans, Inc. Class A...............................     240,500         2,827,077
 Frisch's Restaurants, Inc.............................      92,392         1,838,601
 *Frozen Food Express Industries, Inc..................     328,600           918,437
 FSF Financial Corp....................................       9,400           213,850
 *FSI International, Inc...............................     317,800         3,087,427
 GA Financial, Inc.....................................      68,200         1,302,620
 *Gadzooks, Inc........................................     117,900         1,506,172
 *Galey & Lord, Inc....................................     186,300            12,575
 *GameTech International, Inc..........................      58,900           292,733
 Garan, Inc............................................      52,000         2,823,600
 *Garden Fresh Restaurant Corp.........................      77,000         1,006,775
 *Gart Sports Co.......................................      55,687         1,740,497
 *Gaylord Entertainment Co.............................     372,500         9,640,300
 GBC Bancorp...........................................      50,400         1,464,624
 *GC Companies, Inc....................................     135,900            58,437
 *Geerling & Wade, Inc.................................      27,500            33,962
 *Gehl Co..............................................     109,800         1,600,335
 *Genaissance Pharmaceuticals, Inc.....................     148,400           207,018
 Gencorp, Inc..........................................     191,000         2,788,600
 *General Binding Corp.................................      15,900           315,138
 General Cable Corp....................................     202,100         2,172,575
 *General Communications, Inc. Class A.................     700,000         6,303,500
 *General Datacomm Industries, Inc.....................      20,100             1,608
 *Genesee & Wyoming, Inc...............................      88,425         2,058,976
 *#Genesis Microchip, Inc..............................      28,556           468,176
 *Genlyte Group, Inc...................................      78,900         3,333,130
 *Genome Therapeutics Corp.............................      13,100            41,396
 *GenStar Therapeutics Corp............................       5,200             3,016
 *Gentiva Health Services, Inc.........................      70,175         1,793,322
 *Genzyme Transgenics Corp.............................     298,600           524,043
 *Gerber Childrenswear, Inc............................      49,900           341,316
 *Gerber Scientific, Inc...............................     397,700         1,590,800
 *Giant Group, Ltd.....................................      50,600            61,985
 *Giant Industries, Inc................................     185,200         1,518,640
 Gibraltar Steel Corp..................................     126,100         2,969,024
 *Giga-Tronics, Inc....................................      28,800            73,728
 *G-III Apparel Group, Ltd.............................      98,600           803,590
 *Gish Biomedical, Inc.................................      47,900            27,303
 Glatfelter (P.H.) Co..................................     677,200        12,771,992
 *Glenayre Technologies, Inc...........................   1,007,600         1,420,716
 *Globecomm Systems, Inc...............................      14,200            70,929
 *GlobespanVirata, Inc.................................     128,600           601,432
 *#GoAmerica, Inc......................................     803,900           450,184
 Golden Enterprises, Inc...............................      17,200            75,508
 *Golden State Vintners, Inc...........................      82,600           332,465
 *Good Guys, Inc.......................................     373,600         1,455,172
 *Goodys Family Clothing, Inc..........................     446,800         4,555,126
 Gorman-Rupp Co........................................      44,000         1,273,800
                                                            SHARES             VALUE+
                                                            ------             ------

 *Gottschalks, Inc.....................................     223,800    $      760,920
 *GP Strategies Corp...................................     222,665         1,115,552
 *Gradco Systems, Inc..................................      66,050            11,559
 *Graham Corp..........................................      25,950           268,582
 Granite State Bankshares, Inc.........................      22,800           731,766
 *Graphic Packaging International Corp.................     622,200         4,479,840
 Gray Communications Systems, Inc......................      41,150           681,032
 Great American Financial Resources, Inc...............      95,000         1,672,000
 *Great Atlantic & Pacific Tea Co., Inc................     633,500        14,614,845
 *Greenbriar Corp......................................         535             7,035
 Greenbrier Companies, Inc.............................     237,300         1,720,425
 *Griffin Land & Nurseries, Inc. Class A...............      25,000           421,000
 *Griffon Corp.........................................     476,380         8,241,374
 *Group 1 Software, Inc................................      25,350           359,590
 *GTSI Corp............................................     147,300         1,281,510
 Guaranty Federal Bancshares, Inc......................      15,300           212,287
 *Guaranty Financial Corp..............................      20,500           261,682
 *Guilford Mills, Inc..................................     350,800            80,684
 *Guilford Pharmaceuticals, Inc........................     114,800           758,254
 *Gulfmark Offshore, Inc...............................     101,800         4,309,703
 *Gundle/SLT Environmental, Inc........................     242,500         1,714,475
 *Gymboree Corp........................................      30,700           504,247
 Haggar Corp...........................................     102,625         1,620,449
 *Halifax Corp.........................................      24,000            97,200
 *Hall Kinion Associates, Inc..........................      59,300           700,629
 *Hallwood Group, Inc..................................         100               665
 *Ha-Lo Industries, Inc................................     223,600             3,354
 *Hamilton Bancorp, Inc................................      13,000               390
 *Hampshire Group, Ltd.................................      19,100           408,167
 Hancock Fabrics, Inc..................................     122,900         2,283,482
 Hancock Holding Co....................................       1,600            94,960
 *Handleman Co.........................................     472,936         5,675,232
 *Hanger Orthopedic Group, Inc.........................     311,000         4,633,900
 *#Hanover Compressor Co...............................      79,100         1,034,628
 Harbor Florida Bancshares, Inc........................      14,700           335,968
 Hardinge, Inc.........................................     148,600         1,782,457
 *Harken Energy Corp...................................       6,600             5,148
 Harleysville Group, Inc...............................     460,200        12,487,527
 *Harmonic Lightwaves, Inc.............................       4,100            23,903
 *Harolds Stores, Inc..................................       2,000             5,550
 *Harris Interactive, Inc..............................      21,300            78,490
 *Hartmarx Corp........................................     696,000         1,733,040
 *Harvest Natural Resources, Inc.......................     328,500         1,445,400
 *Hastings Entertainment, Inc..........................     174,000         1,364,160
 *Hastings Manufacturing Co............................       1,700            17,527
 *Hathaway Corp........................................      45,300           125,028
 *Hauser, Inc..........................................      42,275            16,064
 Haverty Furniture Co., Inc............................     280,200         5,108,046
 *Hawaiian Airlines, Inc...............................     568,200         2,045,520
 *Hawk Corp............................................     184,600           803,010
 *Hawthorne Financial Corp.............................      85,700         2,591,996
 *#Hayes Lemmerz International, Inc....................       1,700               263
 *Headway Corporate Resources, Inc.....................     105,500             8,440
 *Health Management Systems, Inc.......................     276,400           928,704
 *Health Risk Management, Inc..........................      72,700                73
 *Healthcare Services Group, Inc.......................     184,100         2,547,023
 *Healthcor Holdings, Inc..............................      65,300               392
 *Hector Communications Corp...........................       9,500           122,550
 *HEI, Inc.............................................       1,300             9,867
 Heico Corp............................................      14,900           211,580
 Heico Corp. Class A...................................       3,129            38,330

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Heidrick & Struggles International, Inc..............     134,300    $    2,919,682
 Herbalife International, Inc. Class A.................       8,500           163,455
 *Hercules, Inc........................................     314,100         3,954,519
 Heritage Financial Corp...............................      24,100           380,177
 *Herley Industries, Inc...............................      31,399           644,475
 *Hexcel Corp..........................................     599,250         2,804,490
 HF Financial Corp.....................................      49,650           650,415
 *Highlands Insurance Group, Inc.......................     120,910               907
 *Hirsch International Corp. Class A...................      90,000            35,550
 *Hi-Tech Pharmacal, Inc...............................      55,900           567,105
 *HMI Industries, Inc..................................      27,800            21,545
 HMN Financial, Inc....................................      74,100         1,462,363
 *HNC Software, Inc....................................      24,600           492,615
 *Hoenig Group, Inc....................................     104,700         1,099,350
 *Holiday RV Superstores, Inc..........................      68,900            33,761
 Hollinger International, Inc. Class A.................       8,600           101,050
 Holly Corp............................................     237,800         3,557,488
 *Hollywood Casino Corp. Class A.......................      32,800           427,384
 *Hollywood Entertainment Corp.........................     611,100        11,827,840
 *Hollywood Media Corp.................................     284,700           681,856
 *Hologic, Inc.........................................     202,100         3,333,639
 Home Federal Bancorp..................................      34,875           838,744
 *Home Products International, Inc.....................     125,550           558,070
 *Homegold Financial, Inc..............................      50,000            21,750
 *Homeland Holding Corp................................       6,900               328
 *HomeStore.com, Inc...................................      51,200           105,728
 *Hoover's, Inc........................................       3,700            23,994
 Horizon Financial Corp................................     113,894         1,634,379
 *Horizon Health Corp..................................     122,400         2,365,380
 *Horizon Offshore, Inc................................     284,700         2,834,188
 *Horizon Organic Holding Corp.........................      90,800         1,543,600
 Horton (D.R.), Inc....................................      35,298           865,524
 *#House2Home, Inc.....................................     839,650             2,309
 *Houston Exploration Co...............................     268,000         8,294,600
 #Howell Corp..........................................     123,354         1,696,117
 *HPSC, Inc............................................      44,100           405,720
 *Hub Group, Inc. Class A..............................     109,500         1,135,515
 *Hudson Hotels Corp...................................       4,766                48
 Hudson River Bancorp, Inc.............................     186,500         4,517,030
 *Hudson Technologies, Inc.............................      54,900           136,152
 *Huffy Corp...........................................     172,600         1,294,500
 Hughes Supply, Inc....................................     394,650        15,687,337
 *Hunt (J.B.) Transport Services, Inc..................     673,500        18,403,387
 Hunt Corp.............................................     157,850         1,673,210
 *Hurco Companies, Inc.................................      92,800           240,816
 Hurry, Inc............................................      46,100             9,220
 *Hutchinson Technology, Inc...........................     357,300         5,643,553
 *Hycor Biomedical, Inc................................      61,600           233,464
 *#Hypercom Corp.......................................     434,000         2,690,800
 *#Hyseq, Inc..........................................     142,500           442,462
 *i2 Technologies Inc..................................       1,700             6,723
 *i3 Mobile, Inc.......................................         600               528
 Iberiabank Corp.......................................     107,800         4,046,273
 *Ico, Inc.............................................     264,300           298,659
 *ICT Group, Inc.......................................      48,500           940,657
 *iDine Rewards Network, Inc...........................      36,700           370,670
 *IDT Corp.............................................     276,100         5,060,913
 *IDT Corp. Class B....................................     118,400         2,035,296
 *IEC Electronics Corp.................................     132,700            36,492
 *iGate Capital Corp...................................     507,000         2,339,805
 *IHOP Corp............................................      45,200         1,541,320
                                                            SHARES             VALUE+
                                                            ------             ------

 *II-VI, Inc...........................................     206,600    $    2,916,159
 Ikon Office Solutions, Inc............................   1,236,600        11,562,210
 *Image Entertainment, Inc.............................      29,400            59,682
 *Imation Corp.........................................     265,800         7,694,910
 IMC Global, Inc.......................................     580,400         8,137,208
 *IMCO Recycling, Inc..................................     336,300         3,537,876
 *Immucor, Inc.........................................     122,500         2,380,175
 *#Imperial Credit Industries, Inc.....................     585,200            10,534
 *Imperial Sugar Co....................................     282,800                 0
 *Imperial Sugar Co....................................       2,354             8,948
 *Impreso.com, Inc.....................................       6,500            18,492
 *Incyte Genomics, Inc.................................     104,800           760,324
 Independence Holding Co...............................      57,860         1,269,448
 Independent Bank East.................................       4,907           156,901
 *Industrial Distribution Group, Inc...................     172,400           568,920
 *Infinium Software, Inc...............................      74,400           568,416
 *Infocrossing, Inc....................................      23,000           132,710
 *InFocus Corp.........................................     151,000         1,768,965
 *Infogrames, Inc......................................      11,280            53,016
 *Information Resources, Inc...........................     529,500         5,069,962
 *#InforMax, Inc.......................................     102,100           117,925
 *InfoSpace, Inc.......................................     411,900           343,936
 Ingles Market, Inc. Class A...........................     211,100         2,502,590
 *Inktomi Corp.........................................     224,900           398,073
 *Innotrac Corp........................................     165,800           885,372
 *Innovative Clinical Solutions, Ltd...................       8,426               632
 *Innoveda, Inc........................................     302,600         1,193,757
 *Innovex, Inc.........................................     185,300         1,109,947
 *Input/Output, Inc....................................     651,300         5,861,700
 *Insignia Financial Group, Inc........................     429,532         4,175,051
 *Insilco Holding Co...................................         432               261
 *inSilicon Corp.......................................      18,800            52,546
 *Insituform East, Inc.................................      31,200            28,080
 *Insmed, Inc..........................................     398,700           699,718
 *Inspire Insurance Solutions, Inc.....................     199,100             8,462
 *Inspire Pharmaceuticals, Inc.........................      95,300           277,799
 *Insteel Industries, Inc..............................     123,800            68,090
 *Insurance Auto Auctions, Inc.........................     177,700         3,429,610
 *Insurance Management Solutions, Inc..................      19,600            61,740
 *InsWeb Corp..........................................      18,366            83,565
 *INT Media Group, Inc.................................      74,200           173,257
 *Integra, Inc.........................................     100,000             7,000
 *IntegraMed America, Inc..............................      56,200           436,955
 *Integrated Electrical Services, Inc..................     643,100         3,537,050
 *#Integrated Information Systems, Inc.................      39,000             7,215
 *Integrated Silicon Solution, Inc.....................     138,100         1,637,175
 *Integrated Telecom Express, Inc......................       8,200            13,079
 *Integrity, Inc.......................................      23,100           161,815
 *Intelligent Systems Corp.............................      52,375           164,981
 *Intelligroup, Inc....................................      80,300           130,487
 Inter Parfums, Inc....................................     230,100         1,938,592
 Interface, Inc. Class A...............................     744,200         6,742,452
 *Intergraph Corp......................................     297,600         5,164,848
 *Interland, Inc.......................................     154,800           479,880
 *Interlinq Software Corp..............................      74,100           108,186
 *Intermagnetics General Corp..........................      82,431         1,985,763
 Intermet Corp.........................................     403,600         4,292,286
 *Internap Network Services Corp.......................     781,800           332,265
 *International Aircraft Investors.....................      38,500            51,975
 International Aluminum Corp...........................      45,700           914,000
 *International FiberCom, Inc..........................      18,500                 0

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *International Multifoods Corp........................     396,400    $   10,500,636
 *International Remote Imaging Systems, Inc............       6,200            21,204
 *International Shipholding Corp.......................      75,850           432,345
 *International Speciality Products, Inc...............     557,290         4,653,371
 *International Total Services, Inc....................      74,900             3,370
 *Internet Commerce Corp...............................      50,000           153,750
 *Internet Pictures Corp...............................       7,500            14,437
 Interpool, Inc........................................     591,600        13,961,760
 *Interstate National Dealers Services, Inc............       3,900            18,252
 *Intervisual Books, Inc. Class A......................       9,900             8,266
 *#InterVoice-Brite, Inc...............................      96,200           304,954
 *Interwoven, Inc......................................      69,100           256,706
 *Intest Corp..........................................       8,500            60,860
 *Intevac, Inc.........................................       5,100            19,890
 *Intrusion.com, Inc...................................     119,600           152,490
 Investors Title Co....................................      18,200           369,915
 *Invivo Corp..........................................      45,200           586,018
 *Iomega Corp..........................................     101,900         1,283,940
 *Ionics, Inc..........................................     237,400         5,764,072
 *Iridex Corp..........................................      72,000           289,080
 Isco, Inc.............................................      86,900           812,515
 *I-Sector Corporation.................................      68,500            97,612
 *Isle of Capri Casinos, Inc...........................     134,200         2,680,645
 *#Isolyser Co., Inc...................................     597,600         1,709,136
 *ITC Learning Corp....................................      49,200             7,872
 *ITLA Capital Corp....................................     148,700         4,431,260
 *ITXC Corp............................................     193,700         1,117,649
 *#iVillage, Inc.......................................     108,600           196,566
 *J & J Snack Foods Corp...............................      89,000         3,240,490
 *J Net Enterprises, Inc...............................     111,400            83,550
 *J. Alexander's Corp..................................      84,800           267,120
 *J. Jill Group, Inc...................................      59,300         1,928,139
 Jacksonville Bancorp, Inc.............................      14,800           366,448
 *Jaclyn, Inc..........................................      26,900            51,379
 *Jaco Electronics, Inc................................     105,669           633,486
 *Jacobson Stores, Inc.................................      65,950             5,441
 *Jakks Pacific, Inc...................................      72,800         1,320,956
 *JKC Group, Inc.......................................      30,300            16,665
 *JLM Industries, Inc..................................     128,200           182,685
 *JNI Corp.............................................     194,600           900,025
 *Jo-Ann Stores, Inc. Class A..........................      35,700           825,027
 *Jo-Ann Stores, Inc. Class B..........................      35,400           667,290
 *Johnson Outdoors, Inc................................     121,800         2,277,051
 *Jos. A. Bank Clothiers, Inc..........................      31,250           630,781
 *JPM Co...............................................      85,200               639
 *JPS Industries, Inc..................................      28,000           111,160
 *Jupiter Media Metrix, Inc............................      85,800            25,311
 *K2, Inc..............................................     321,280         2,682,688
 *Kadant, Inc..........................................     132,300         2,110,185
 *Kaiser Aluminum Corp.................................   1,271,165           152,540
 Kaman Corp. Class A...................................     460,100         7,828,601
 *Kana Software, Inc...................................       2,026            10,201
 *Kansas City Southern Industries, Inc.................     270,200         4,477,214
 *Kasper A.S.L., Ltd...................................      59,900             1,797
 *Katy Industries, Inc.................................     133,000           711,550
 *KBK Capital Corp.....................................      12,075            14,490
 *#KCS Energy, Inc.....................................     183,900           492,852
 *#Kellstrom Industries, Inc...........................     115,100             4,028
 Kellwood Co...........................................     448,218        13,356,896
 *Kendle International, Inc............................     127,600         1,572,670
                                                            SHARES             VALUE+
                                                            ------             ------

 Kennametal, Inc.......................................     153,800    $    6,167,380
 *Kennedy-Wilson, Inc..................................      27,900           151,776
 *Kentucky Electric Steel, Inc.........................      32,600            17,441
 Kentucky First Bancorp, Inc...........................      11,600           163,212
 *Kevco, Inc...........................................     138,800               902
 Kewaunee Scientific Corp..............................      29,000           306,675
 *Key Energy Group, Inc................................     312,400         3,436,400
 *Key Production Co., Inc..............................     167,792         3,040,391
 *Key Technology, Inc..................................      52,200           217,413
 *Key Tronic Corp......................................     181,200           184,824
 *Key3Media Group, Inc.................................     279,100           293,055
 *Keynote Systems, Inc.................................      82,100           655,568
 *#Keystone Automotive Industries, Inc.................     285,380         5,676,208
 *Keystone Consolidated Industries, Inc................      18,342            16,233
 *kforce.com, Inc......................................     642,578         3,556,669
 Kimball International, Inc. Class B...................     288,900         4,831,852
 *Kimmins Corp.........................................      16,000             4,160
 *Kinark Corp..........................................      73,400            95,420
 *Kit Manufacturing Co.................................      11,100            44,400
 *Kitty Hawk, Inc......................................      90,900             3,636
 Klamath First Bancorp, Inc............................     135,000         2,191,050
 Knape & Vogt Manufacturing Co.........................      37,434           481,963
 *Knight Trading Group, Inc............................     293,600         1,865,828
 *Koala Corp...........................................      50,500            61,862
 *Korn/Ferry International.............................      89,600           960,512
 #Koss Corp............................................         400             7,050
 *K-Tron International, Inc............................       6,300            94,626
 *#Kulicke & Soffa Industries, Inc.....................       4,300            62,823
 *Kushner-Locke Co.....................................      68,900               448
 *KVH Industries, Inc..................................      51,800           386,687
 *LabOne, Inc..........................................     145,450         3,386,803
 *LaCrosse Footwear, Inc...............................      29,400            85,113
 *Ladish Co., Inc......................................     252,200         2,725,021
 *Lakeland Industries, Inc.............................       6,100            62,067
 *Lakes Gaming, Inc....................................      81,925           615,666
 *Lamson & Sessions Co.................................     215,600         1,056,440
 *Lancer Corp..........................................      87,600           538,740
 *Landair Corp.........................................      25,800           396,933
 Landamerica Financial Group, Inc......................     267,412         8,664,149
 Landrys Seafood Restaurants, Inc......................     476,835        12,111,609
 *Lantronix, Inc.......................................     139,900           141,998
 *Large Scale Biology Corp.............................     113,000           149,160
 *Larscom, Inc.........................................      59,200            60,680
 *Laser Pacific Media Corp.............................      16,300            44,418
 *#LaserSight Corp.....................................       8,300             1,536
 *Latitude Communications, Inc.........................      49,200           101,352
 Lawson Products, Inc..................................     250,000         7,757,500
 *Layne Christensen Co.................................     185,700         1,844,001
 *Lazare Kaplan International, Inc.....................     126,800           982,700
 *LCC International, Inc. Class A......................      31,200            72,540
 *LeadingSide, Inc.....................................      69,600               244
 *#Learn2 Corp.........................................      28,697             2,583
 *Lechters, Inc........................................     263,400               790
 Lennox International, Inc.............................     407,300         6,761,180
 Lesco, Inc............................................      88,900         1,028,573
 *#Level 3 Communications, Inc.........................      67,600           304,538
 *#Level 8 Systems, Inc................................      23,566            21,327
 *Lexent, Inc..........................................      39,400            75,845
 *Liberate Technologies, Inc...........................     371,400         1,548,738
 Liberty Bancorp, Inc..................................       2,800            73,136
 Liberty Corp..........................................     124,300         5,096,300

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *LIFE Financial Corp..................................      26,840    $      103,334
 Lifetime Hoan Corp....................................     143,000           990,990
 *LightPath Technologies, Inc..........................     317,600           387,472
 Lillian Vernon Corp...................................     116,400           942,840
 *Lipid Sciences, Inc..................................      87,400           380,190
 *Liquid Audio, Inc....................................     220,200           567,015
 *Lithia Motors, Inc. Class A..........................      13,900           355,840
 *LMI Aerospace, Inc...................................      24,700           127,452
 LNR Property Corp.....................................     407,100        14,289,210
 *Lodgenet Entertainment Corp..........................      26,000           464,360
 *Lodgian, Inc.........................................     388,300            31,064
 *Loews Cineplex Entertainment Corp....................   1,023,300                 0
 *#Logic Devices, Inc..................................     105,500           109,193
 Lone Star Steakhouse & Saloon, Inc....................     517,300        10,987,452
 *Lone Star Technologies, Inc..........................      31,500           756,000
 Longs Drug Stores Corp................................     104,900         3,206,793
 Longview Fibre Co.....................................     576,440         5,764,400
 Louisiana-Pacific Corp................................     820,600         8,657,330
 LSB Corp..............................................       3,500            48,825
 *LTX Corp.............................................      51,500           863,398
 *Luby's Cafeterias, Inc...............................     463,400         3,239,166
 Lufkin Industries, Inc................................      95,200         2,591,820
 *Lydall, Inc..........................................     294,700         4,523,645
 *Lynch Corp...........................................       6,200            91,450
 *M & F Worldwide Corp.................................     269,400         1,239,240
 *M.H. Meyerson & Co., Inc.............................      94,700            47,824
 *Mac-Gray Corp........................................     287,700         1,107,645
 *Mackie Designs, Inc..................................       1,000             3,885
 *Made2Manage Systems, Inc.............................      89,000           387,150
 *Magellan Health Services, Inc........................     589,000         3,145,260
 *Magna Entertainment Corp.............................     164,800         1,278,848
 *Magnetek, Inc........................................     386,900         4,488,040
 *Magnum Hunter Resources, Inc.........................      48,400           366,388
 *MAII Holdings, Inc...................................      62,700           123,833
 *Mail-Well, Inc.......................................     492,200         2,633,270
 *Main Street & Main, Inc..............................     128,200           790,353
 *Mallon Resources Corp................................      38,200            36,481
 *Management Network Group, Inc........................      50,200           142,317
 *Manchester Technologies, Inc.........................     178,200           440,154
 *Manning (Greg) Auctions, Inc.........................         500               808
 *Manufacturers' Services Ltd..........................      12,300            63,099
 Marcus Corp...........................................     287,700         4,171,650
 *Marimba, Inc.........................................      60,600           111,504
 Marine Products Corp..................................      93,700           983,850
 *MarineMax, Inc.......................................      17,600           212,080
 *Marisa Christina, Inc................................      94,000           227,010
 Maritrans, Inc........................................      96,100         1,451,110
 *MarketWatch.com, Inc.................................      45,800           227,855
 *MarkWest Hydrocarbon, Inc............................     155,500         1,197,350
 *Marlton Technologies, Inc............................     100,400            47,188
 Marsh Supermarkets, Inc. Class A......................      36,900           579,330
 Marsh Supermarkets, Inc. Class B......................      53,500           773,343
 Massbank Corp.........................................      56,949         1,848,565
 Massey Energy Co......................................     223,600         2,929,160
 *Mastec, Inc..........................................     372,100         2,976,800
 *Matec Corp...........................................      10,350            47,610
 *Material Sciences Corp...............................     332,567         4,090,574
 *Matlack Systems, Inc.................................     144,592               217
 *Matria Healthcare, Inc...............................     123,225         2,677,679
 *Matrix Bancorp, Inc..................................       5,000            62,850
 *Matrix Service Co....................................     148,500         1,405,553
 *Mattson Technology, Inc..............................     469,565         3,716,607
                                                            SHARES             VALUE+
                                                            ------             ------

 *Max & Ermas Restaurants, Inc.........................         500    $        7,763
 *Maxco, Inc...........................................      38,500           221,760
 *Maxcor Financial Group, Inc..........................      19,200           120,864
 *Maxicare Health Plans, Inc...........................      44,800               470
 *Maxim Pharmaceuticals, Inc...........................     209,700           848,237
 *Maxtor Corp..........................................      22,332           118,360
 *Maxwell Shoe Company, Inc............................     108,450         1,474,920
 *Maxwell Technologies, Inc............................      88,900         1,057,910
 *Maxxam, Inc..........................................     105,500         1,223,800
 *Maxygen, Inc.........................................      36,500           370,293
 *Maynard Oil Co.......................................      46,100           778,629
 *Mayor's Jewelers, Inc................................     372,200           275,428
 *Mazel Stores, Inc....................................     175,300           889,648
 MB Financial, Inc.....................................      27,900           869,364
 *McClain Industries, Inc..............................         600             1,461
 McGrath Rent Corp.....................................     114,500         3,138,445
 *MCK Communications, Inc..............................     192,900           244,983
 McRae Industries, Inc. Class A........................       1,000             7,000
 *MCSI, Inc............................................     289,600         3,751,768
 MDC Holdings, Inc.....................................     446,003        19,851,594
 *Meade Instruments Corp...............................     230,000         1,350,100
 *Meadow Valley Corp...................................      44,064            56,182
 Meadowbrook Insurance Group, Inc......................     188,800           726,880
 Medford Bancorp, Inc..................................     103,600         2,701,370
 *Media 100, Inc.......................................      17,700            43,896
 *#Media Arts Group, Inc...............................     130,100           538,614
 Media General, Inc. Class A...........................      37,600         2,448,136
 *Medialink Worldwide, Inc.............................      53,600           216,812
 *Medical Resources, Inc...............................      62,918               142
 *Medical Resources, Inc...............................       1,619                 0
 *Medicore, Inc........................................      58,600           108,703
 *Medstone International, Inc..........................      72,600           388,047
 *MEMC Electronic Materials, Inc.......................     341,600         2,630,320
 *#Mercator Software, Inc..............................      65,600           157,112
 Merchants Group, Inc..................................      23,900           591,525
 *Mercury Air Group, Inc...............................      15,300            72,293
 *Meridian Resource Corp...............................      67,300           230,166
 *Merisel, Inc.........................................       3,600            10,620
 *MeriStar Hotels & Resorts, Inc.......................     163,100           135,373
 *Merit Medical Systems, Inc...........................       6,000           103,740
 *Merix Corp...........................................       1,700            29,402
 *Merrimac Industries, Inc.............................      25,270           277,970
 *Mesa Air Group, Inc..................................     280,200         2,816,010
 *Mesa Labs, Inc.......................................      17,000           109,650
 *Mesaba Holdings, Inc.................................     128,500           882,795
 *Mestek, Inc..........................................      13,500           275,805
 *Meta Group, Inc......................................      11,400            29,355
 *MetaSolv Software, Inc...............................     303,000         1,365,015
 *Metatec Corp. Class A................................     124,900            31,850
 #Metris Companies, Inc................................     119,200         1,754,624
 *#Metrocall, Inc......................................     390,510             6,834
 *Metrologic Instruments, Inc..........................      44,200           306,969
 *Metromedia International Group, Inc..................     833,400            50,004
 MFB Corp..............................................      17,200           420,282
 *MFRI, Inc............................................      59,900           148,253
 MI Schottenstein Homes, Inc...........................     187,600        12,015,780
 *Michael Anthony Jewelers, Inc........................      93,900           272,310
 *Micro Component Technology, Inc......................      21,000            64,050
 *Micro Linear Corp....................................     189,700           673,435
 MicroFinancial, Inc...................................      63,600           503,076
 *Micros to Mainframes, Inc............................       6,200             7,719
 *Midas, Inc...........................................     232,900         3,139,492

                                      109
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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Middleby Corp........................................     170,000    $    1,305,600
 Middlesex Water Co....................................      11,250           269,269
 Midland Co............................................      21,400         1,025,060
 *Midway Airlines Corp.................................      85,900            25,770
 *Midwest Express Holdings, Inc........................       4,500            81,045
 Midwest Grain Products, Inc...........................     112,300         1,569,393
 MIIX Group, Inc.......................................      57,100            85,650
 *Mikohn Gaming Corp...................................     133,100           682,138
 Milacron, Inc.........................................     411,600         5,145,000
 Millennium Chemicals, Inc.............................     695,150         9,905,888
 *Miller Industries, Inc...............................     159,210           589,077
 *Millerbuilding Systems Escrow Shares.................      46,200            13,860
 *Miltope Group, Inc...................................      53,600           265,320
 Mine Safety Appliances Co.............................      90,400         4,060,768
 Minuteman International, Inc..........................       9,000            90,495
 *MIPS Technologies, Inc...............................     178,100         1,266,291
 *Mission Resources Corp...............................     346,800           761,226
 *Mississippi Chemical Corp............................     494,900           702,758
 *Mitcham Industries, Inc..............................     143,100           576,693
 *Modtech Holdings, Inc................................     146,500         1,607,105
 *Monarch Casino and Resort, Inc.......................       5,200            79,300
 *Monarch Dental Corp..................................      23,066            95,032
 *Mondavi (Robert) Corp. Class A.......................      78,800         2,834,830
 *Monro Muffler Brake, Inc.............................      94,830         2,081,044
 *Monterey Bay Bancorp, Inc............................      41,900           773,265
 *Moog, Inc. Class A...................................     147,275         4,484,524
 *Moog, Inc. Class B...................................      19,200           672,000
 *Moore Handley, Inc...................................       2,000             7,360
 *Moore Medical Corp...................................      43,300           408,536
 *Mother's Work, Inc...................................      61,900         2,159,691
 *Motor Car Parts & Accessories, Inc...................      71,200           281,240
 Movado Group, Inc.....................................     178,150         3,830,225
 *Movie Gallery, Inc...................................      41,650           749,908
 *MPS Group, Inc.......................................   1,364,300        11,269,118
 *MRV Communications, Inc..............................     804,100         1,153,884
 *MSC Software Corp....................................      40,000           416,000
 *#MTI Technology Corp.................................       3,500             2,485
 MTS Systems Corp......................................     370,010         3,835,154
 Mueller (Paul) Co.....................................       6,100           197,335
 *Multex.com, Inc......................................     494,200         1,608,621
 *Multi Color Corp.....................................       9,000           150,750
 Myers Industries, Inc.................................      17,781           280,762
 *Nabi Biopharmaceuticals..............................     515,000         3,043,650
 Nacco Industries, Inc. Class A........................     115,600         7,924,380
 *Nanogen, Inc.........................................     147,000           449,085
 *Napco Security Systems, Inc..........................      49,800           329,676
 Nash Finch Co.........................................     202,180         6,278,700
 *Nashua Corp..........................................     116,000           765,600
 *#Nastech Pharmaceutical Co., Inc.....................      94,600         1,507,451
 *Nathans Famous, Inc..................................     107,000           435,490
 *National Equipment Services, Inc.....................     272,500           899,250
 *National Home Health Care Corp.......................      64,177           892,381
 National Presto Industries, Inc.......................     135,950         4,248,438
 *National Processing, Inc.............................      14,200           399,020
 *National Research Corp...............................      78,000           620,100
 *National RV Holdings, Inc............................     124,050         1,359,588
 National Service Industries, Inc......................      49,225           435,641
 *National Steel Corp. Class B.........................     291,500            46,640
 *National Technical Systems, Inc......................     128,684           282,461
 *National Western Life Insurance Co. Class A..........      24,300         2,697,786
 *#NationsRent, Inc....................................      10,000               550
                                                            SHARES             VALUE+
                                                            ------             ------

 *Natrol, Inc..........................................     122,500    $      170,888
 *Natural Alternatives International, Inc..............      82,100           240,143
 *Natural Wonders, Inc.................................      89,100                71
 *Navidec, Inc.........................................      95,100            34,712
 *Navigant International, Inc..........................      98,900         1,493,390
 *Navigators Group, Inc................................      13,500           358,763
 NBT Bancorp...........................................      96,947         1,648,584
 *NCI Building Systems, Inc............................     217,100         4,450,550
 *#Nco Escrow..........................................      15,500                 0
 *NCO Group, Inc.......................................      68,100         1,713,737
 *NCO Portfolio Management, Inc........................       2,151            15,272
 *#NCS Healthcare, Inc.................................     230,200            55,248
 *Neff Corp. Class A...................................      10,400             5,876
 Nelson (Thomas), Inc..................................     202,600         2,643,930
 *Neoforma, Inc........................................     114,900         1,641,921
 *NeoMagic Corp........................................     258,800           756,990
 *Net.B@nk, Inc........................................     369,482         4,919,653
 *Net2Phone, Inc.......................................     333,200         1,782,620
 *NetIQ Corp...........................................     181,100         4,193,371
 *Netmanage, Inc.......................................     661,213           638,071
 *NetRatings, Inc......................................      56,000           627,760
 *Netro Corp...........................................     559,400         1,325,778
 *Network Equipment Technologies, Inc..................     391,100         2,221,448
 *Netzee, Inc..........................................      10,237             3,839
 *Neurocrine Biosciences, Inc..........................       1,900            61,617
 *New American Healthcare Corp.........................      23,600               177
 *New Brunswick Scientific Co., Inc....................      93,812           741,115
 New Century Financial Corp............................     259,400         7,024,552
 *New Focus, Inc.......................................     381,200         1,172,190
 *New Horizons Worldwide, Inc..........................      63,775           682,393
 *Newcor, Inc..........................................      64,712            21,031
 *Newmark Homes Corp...................................       2,000            33,490
 Newmil Bancorp, Inc...................................      43,500           949,388
 *NEXIQ Technologies, Inc..............................     117,600           160,524
 *Niagara Corp.........................................     132,200           405,854
 Nitches, Inc..........................................       4,047            24,990
 NL Industries, Inc....................................       1,500            27,000
 *NMS Communications Corp..............................     466,800         1,659,474
 *NMT Medical, Inc.....................................     123,900           833,228
 *Nobel Learning Communities, Inc......................      64,900           400,109
 #Noble International, Ltd.............................       5,400            72,900
 *Noel Group, Inc......................................      95,400             1,312
 Noland Co.............................................       2,000            52,200
 *Norstan, Inc.........................................     246,500         1,644,155
 *Nortek, Inc..........................................     151,700         6,524,617
 North Central Bancshares, Inc.........................      40,000         1,108,200
 Northeast Bancorp.....................................      20,600           293,653
 *Northland Cranberries, Inc...........................      50,400            48,132
 Northrim BanCorp, Inc.................................      29,365           456,782
 *Northwest Pipe Co....................................      93,300         1,879,995
 *#Novamed Eyecare, Inc................................      42,600            34,719
 *Novell, Inc..........................................      27,854            95,261
 *NS Group, Inc........................................     325,400         2,782,170
 *#NTELOS, Inc.........................................     166,500           233,933
 *Nu Horizons Electronics Corp.........................     214,640         1,892,052
 *Nuevo Energy Co......................................     236,500         3,710,685
 NUI Corp..............................................       3,240            82,555
 *Numerex Corp. Class A................................      77,800           664,023
 *Nutraceutical International Corp.....................     144,900           997,637
 *Nx Networks, Inc.....................................     157,700               867
 Nymagic, Inc..........................................     125,800         2,289,560

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *O.I. Corp............................................      51,800    $      255,115
 *Oak Technology, Inc..................................     155,300         2,010,359
 *#Oakwood Homes Corp..................................     207,400         1,468,392
 *OAO Technology Solutions, Inc........................      32,600            59,169
 *Obie Media Corp......................................      70,500           220,665
 *Oceaneering International, Inc.......................     101,900         3,159,919
 OceanFirst Financial Corp.............................     241,900         5,065,386
 *Ocwen Financial Corp.................................     596,400         3,936,240
 *#Officemax, Inc......................................   1,532,100        10,847,268
 *Official Payments Corp...............................     114,000           338,010
 *Offshore Logistics, Inc..............................     384,700         8,111,400
 Oglebay Norton Co.....................................      46,800           590,616
 Ohio Art Co...........................................       3,600            49,320
 *Ohio Casualty Corp...................................   1,335,200        27,925,708
 Oil-Dri Corp. of America..............................      47,700           431,685
 *Old Dominion Freight Lines, Inc......................     125,200         1,749,670
 *Olympic Steel, Inc...................................     210,600         1,159,353
 *Omega Protein Corp...................................     493,200         2,022,120
 *Omega Worldwide, Inc.................................      82,100           174,873
 *OmniVision Technologies, Inc.........................     185,000         2,351,350
 *Omnova Solutions, Inc................................      20,700           177,192
 *Omtool, Ltd..........................................     279,400           310,134
 *On Command Corp......................................      56,900           177,813
 *One Price Clothing Stores, Inc.......................      46,686           113,447
 Oneok, Inc............................................       5,900           122,543
 *Ontrack Data International, Inc......................      22,800           343,026
 *Onyx Acceptance Corp.................................     107,900           509,828
 *Onyx Pharmacueticals, Inc............................      30,000           214,650
 *Openwave Systems, Inc................................     408,800         2,469,152
 *Opinion Research Corp................................      43,900           266,912
 *Oplink Communications, Inc...........................     158,500           167,218
 *Opta Food Ingredients, Inc...........................     206,100           306,059
 Opti, Inc.............................................     168,800           265,016
 *OpticNet, Inc........................................      28,750                 0
 *Optika Imaging Systems, Inc..........................      86,000           176,730
 *OraPharma, Inc.......................................     147,800           628,889
 *Orbital Sciences Corp................................      99,600           766,920
 *Orchid Biosciences, Inc..............................      52,100            76,066
 *Oregon Steel Mills, Inc..............................     516,761         2,893,862
 *Oriole Homes Corp. Class A Convertible...............      20,800            64,584
 *Oriole Homes Corp. Class B...........................      30,900            86,520
 *Orleans Homebuilders, Inc............................      20,100           177,885
 *Orthologic Corp......................................     376,600         1,843,457
 *OSI Systems, Inc.....................................      84,500         1,748,305
 *Osmonics, Inc........................................     162,000         2,592,000
 *Osteotech, Inc.......................................      72,200           596,011
 *Ostex International, Inc.............................      97,400           204,053
 *Outlook Group Corp...................................      59,300           309,250
 *Outsource International, Inc.........................      76,600               421
 *Overland Data, Inc...................................       3,200            41,264
 Overseas Shipholding Group, Inc.......................     671,400        14,978,934
 *Owens-Illinois, Inc..................................     602,500        10,543,750
 *Owosso Corp..........................................     108,600            54,843
 Oxford Industries, Inc................................     107,300         2,948,604
 *OYO Geospace Corp....................................      19,000           234,650
 *Pacific Mercantile Bancorp...........................         200             1,530
 *#Pacificare Health Systems, Inc......................     436,964        12,084,239
 *Packaged Ice, Inc....................................      55,000            75,625
 *PAM Transportation Services, Inc.....................      50,500         1,254,673
 Pamrapo Bancorp, Inc..................................      64,600         1,028,432
 *Par Technology Corp..................................     158,900           861,238
                                                            SHARES             VALUE+
                                                            ------             ------

 Park Electrochemical Corp.............................     195,250    $    5,789,163
 *Parker Drilling Co...................................   1,251,500         5,356,420
 *Park-Ohio Holdings Corp..............................     185,735         1,043,831
 Parkvale Financial Corp...............................      52,025         1,502,742
 *Parlex Corp..........................................      85,500         1,093,545
 *Parlux Fragrances, Inc...............................     230,900           593,413
 *#Pathmark Stores, Inc................................     126,500         2,844,353
 Patina Oil & Gas Corp.................................     141,226         5,040,356
 Patrick Industries, Inc...............................      96,250           871,063
 *Paul Harris Stores, Inc..............................     133,000               599
 *Paula Financial, Inc.................................      90,600            72,480
 *Paul-Son Gaming Corp.................................      35,400            91,155
 *Paxar Corp...........................................      58,300           995,764
 *Paxson Communications Corp...........................     462,700         4,256,840
 *Payless Cashways, Inc................................       4,184                 5
 *PC Connection, Inc...................................         600             5,859
 *PC Mall, Inc.........................................     144,900           605,682
 *PCD, Inc.............................................      58,300            67,045
 *PC-Tel, Inc..........................................     249,400         1,805,656
 *Pediatric Services of America, Inc...................      83,900           699,307
 *Pediatrix Medical Group, Inc.........................      52,400         1,993,820
 *Peerless Manufacturing Co............................      22,400           437,808
 *Peerless Systems Corp................................     120,900           219,434
 *Pegasus Communications Corp. Class A.................     641,700           911,214
 *Pegasus Solutions, Inc...............................      45,000           662,175
 *#Pemstar, Inc........................................     121,500           188,933
 Penford Corp..........................................      81,000         1,562,895
 *Penn Traffic Co......................................       1,160            12,255
 *Penn Treaty American Corp............................     160,500           706,200
 Penn Virginia Corp....................................     163,900         5,816,811
 Penn-America Group, Inc...............................     248,175         2,357,663
 Pennfed Financial Services, Inc.......................     112,800         2,997,096
 *Pentacon, Inc........................................     129,000            25,155
 Penton Media, Inc.....................................     238,500           982,620
 Pep Boys - Manny, Moe & Jack..........................   1,211,900        19,887,279
 *Perceptron, Inc......................................     159,500           289,493
 *Peregrine Systems, Inc...............................      45,000            61,425
 *Perini Corp..........................................      71,100           280,845
 *Perrigo Co...........................................     448,100         6,275,641
 *Perry Ellis International, Inc.......................      88,400         1,482,026
 *Per-Se Technologies, Inc.............................     364,566         3,939,136
 *Personnel Group of America, Inc......................     434,700           478,170
 *Petrocorp, Inc.......................................     102,600           979,830
 *Petroleum Development Corp...........................     232,300         1,489,043
 PFF Bancorp, Inc......................................     116,400         3,921,516
 *Pharmacyclics, Inc...................................     193,900           914,239
 *Pharmchem Laboratories, Inc..........................      62,000            38,750
 *Phar-Mor, Inc........................................     243,300             2,433
 Phillips-Van Heusen Corp..............................     592,800         9,306,960
 *Photo Control Corp...................................       4,200             8,379
 *#PhotoWorks, Inc.....................................     208,100            56,707
 *Piccadilly Cafeterias, Inc...........................     187,700           666,335
 *Pico Holdings, Inc...................................     184,820         2,788,010
 *Pierre Foods, Inc....................................     133,100           312,785
 Pilgrim's Pride Corp..................................     165,600         1,790,136
 Pilgrims Pride Corp. Class B..........................     462,700         6,718,404
 *#Pillowtex Corp......................................      18,246               274
 Pinnacle Bancshares, Inc..............................      10,400           115,440
 *Pinnacle Entertainment, Inc..........................     263,000         2,806,210
 *Pinnacle Systems, Inc................................     147,820         1,617,890
 Pioneer Standard Electronics, Inc.....................     455,700         5,194,980

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Planar Systems, Inc..................................     107,300    $    2,455,561
 *PlanVista Corp.......................................     302,298         1,206,169
 *Play By Play Toys and Novelties, Inc.................      94,600               520
 PMR Corp..............................................     105,000           195,300
 Pocahontas Bancorp, Inc...............................      69,800           691,718
 *Point West Capital Corp..............................      14,300               322
 *Polymer Group, Inc...................................     363,300            29,064
 Polyone Corp..........................................     269,000         3,115,020
 *Pomeroy Computer Resource, Inc.......................     125,200         1,871,114
 Pope & Talbot, Inc....................................     241,900         3,918,780
 Potlatch Corp.........................................     294,200        10,076,350
 *Powell Industries, Inc...............................      16,500           349,883
 *PowerCerv Corp.......................................      20,666            13,123
 *Power-One, Inc.......................................     270,100         2,428,199
 *PPT Vision, Inc......................................      89,000            83,215
 *PRAECIS Pharmaceuticals, Inc.........................     240,200           814,278
 *Premier Financial Bancorp............................       1,100            10,093
 Presidential Life Corp................................     428,300         9,484,704
 *Previo, Inc..........................................      28,100            50,159
 *#PRG-Schultz International, Inc......................     110,000         1,538,350
 *Price Communications Corp............................     144,987         2,527,123
 *Pricesmart, Inc......................................      33,250         1,334,156
 *Pride International, Inc.............................     293,100         5,686,140
 *Prime Hospitality Corp...............................     833,400        10,534,176
 *Prime Medical Services, Inc..........................     214,700         1,946,256
 *Primus Knowledge Solutions, Inc......................     142,300           161,511
 *Printronix, Inc......................................      89,800         1,084,784
 *Printware, Inc.......................................       4,800            21,000
 *Proassurance Corp....................................     439,624         7,917,628
 *#Procom Technology, Inc..............................      16,400            20,008
 *Procurenet, Inc......................................      22,400                 0
 *Programmers Paradise, Inc............................      86,900           212,905
 *Progress Financial Corp..............................      39,902           401,215
 *Protection One, Inc..................................   1,177,100         3,766,720
 *Proton Energy Systems, Inc...........................     186,300           850,460
 *Provant, Inc.........................................     200,100            78,039
 *#Provell, Inc........................................      59,400             1,782
 Providence & Worcester Railroad Co....................      36,500           324,850
 *Provident Financial Holdings, Inc....................      22,200           711,510
 *PSC, Inc.............................................       9,300             5,069
 *PSS World Medical, Inc...............................     644,500         5,320,348
 *PTEK Holdings, Inc...................................     704,100         3,499,377
 Pulaski Financial Corp................................      22,400           441,392
 *Pure Resources, Inc..................................      17,321           373,268
 *Pure World, Inc......................................     100,900            64,576
 Pyramid Breweries, Inc................................      97,800           230,319
 *Qad, Inc.............................................       5,500            16,143
 *QEP Co., Inc.........................................      29,000           124,845
 *QRS Corp.............................................     138,500         1,339,988
 Quaker Chemical Corp..................................      71,600         1,603,840
 *Quaker City Bancorp, Inc.............................      63,562         2,287,914
 *Quaker Fabric Corp...................................     276,100         3,601,725
 *Quality Dining, Inc..................................     217,600           819,264
 *Quality Systems, Inc.................................      50,900           823,308
 Quanex Corp...........................................     298,202        10,765,092
 *Quanta Services, Inc.................................     258,200         3,245,183
 *Questron Technology, Inc.............................         600                 9
 *Quicklogic Corp......................................      54,300           245,708
 *Quigley Corp.........................................      22,100           155,032
 Quixote Corp..........................................      16,800           297,528
 *Quovadx, Inc.........................................     265,400         1,854,334
 *R & B, Inc...........................................     122,500         1,179,675
                                                            SHARES             VALUE+
                                                            ------             ------

 *Racing Champions ERTL Corp...........................      83,100    $    1,649,120
 *Radiance Medical Systems, Inc........................     113,900           149,779
 *Rag Shops, Inc.......................................      55,755           334,809
 *Railamerica, Inc.....................................     420,965         4,394,875
 *#RailWorks Corp......................................      51,500             2,704
 *Rainbow Technologies, Inc............................      16,200            95,175
 *Ramsay Youth Services, Inc...........................      31,066           145,700
 *Range Resources Corp.................................     708,891         3,750,033
 Raven Industries, Inc.................................      25,200           676,494
 *Rawlings Sporting Goods, Inc.........................      11,739            61,043
 *Raytech Corp.........................................      30,300           130,290
 *RCM Technologies, Inc................................     234,100         1,210,297
 *RDO Equipment Co. Class A............................      93,200           479,980
 *Reading International, Inc. Class A..................     213,799           791,056
 *Reading International, Inc. Class B..................      14,660            56,441
 *Read-Rite Corp.......................................     623,900         1,481,763
 *Recoton Corp.........................................     187,332           499,240
 *Redback Networks, Inc................................      51,300           106,448
 *#Redhook Ale Brewery, Inc............................     126,500           308,660
 Redwood Empire Bancorp................................      41,550         1,257,719
 *Refac................................................      56,785           181,712
 Regal Beloit Corp.....................................     166,500         4,195,800
 *#Regeneron Pharmaceuticals, Inc......................      88,700         1,465,768
 *Regent Communications, Inc...........................      59,600           464,582
 *Rehabilicare, Inc....................................      17,300            92,815
 *Reliability, Inc.....................................     100,800           267,120
 Reliance Steel & Aluminum Co..........................       9,500           293,075
 *Relm Wireless Corp...................................      59,254            51,551
 *Remec, Inc...........................................     338,700         2,501,300
 *RemedyTemp, Inc......................................       7,800           135,252
 *Rentrak Corp.........................................      63,000           370,125
 *Rent-Way, Inc........................................     380,700         4,492,260
 *#Reptron Electronics, Inc............................      89,600           264,320
 *Republic Bankshares, Inc.............................     137,300         2,745,314
 *Republic First Bancorp, Inc..........................      48,430           317,943
 *Res-Care, Inc........................................     168,000         1,368,360
 *Resonate, Inc........................................     428,100           988,911
 *ResortQuest International, Inc.......................     288,000         1,843,200
 Resource America, Inc.................................     407,600         4,685,362
 *Respironics, Inc.....................................       2,632            91,238
 *Rex Stores Corp......................................     181,050         2,934,821
 *Rexhall Industries, Inc..............................      19,399           158,975
 *RF Monolithics, Inc..................................      13,400            58,625
 Richardson Electronics, Ltd...........................     112,700         1,258,859
 Riggs National Corp...................................     518,900         7,791,284
 *Rita Medical Systems, Inc............................      37,600           373,932
 *Riverside Group, Inc.................................       3,200               272
 Riverview Bancorp, Inc................................      59,100           848,085
 *Riviera Holdings Corp................................       5,500            33,413
 *Riviera Tool Co......................................      16,500            28,380
 RLI Corp..............................................     150,230         8,074,863
 *RMH Teleservices, Inc................................      52,500           619,763
 *Roadhouse Grill, Inc.................................     152,000            38,000
 Roadway Corp..........................................      20,100           643,703
 Roanoke Electric Steel Corp...........................     151,600         2,082,226
 Robbins & Myers, Inc..................................       3,700            89,207
 *Robotic Vision Systems, Inc..........................     198,300           260,765
 *Rochester Medical Corp...............................      29,000           179,800
 *Rock of Ages Co......................................      87,600           607,944
 Rock-Tenn Co. Class A.................................     415,750         7,724,635
 *Rocky Shoes & Boots, Inc.............................      72,000           470,520
 *Rofin-Sinar Technologies, Inc........................      33,800           348,816

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Rogue Wave Software, Inc.............................     133,600    $      422,844
 *Ross Systems, Inc....................................      19,900           163,678
 Rouge Industries, Inc. Class A........................     271,100           487,980
 Rowe Furniture Corp...................................       9,400            30,550
 *Royal Precision, Inc.................................      14,150             3,679
 RPC, Inc..............................................     142,100         1,989,400
 *RSA Security, Inc....................................     101,600           583,692
 *RTI International Metals, Inc........................     352,050         3,995,768
 *RTW, Inc.............................................     187,700           202,716
 *Rural/Metro Corp.....................................     134,500           601,215
 *Rush Enterprises, Inc................................     105,400         1,107,227
 Russ Berrie & Co., Inc................................      81,000         2,767,770
 Russell Corp..........................................     391,600         7,236,768
 *Ryans Family Steak Houses, Inc.......................     640,500        11,195,940
 Ryder System, Inc.....................................     215,500         6,443,450
 Ryerson Tull, Inc.....................................     407,939         4,426,138
 *S&K Famous Brands, Inc...............................     106,100         1,409,539
 *Safeguard Scientifics, Inc...........................     644,300         1,269,271
 *Safety Components International, Inc.................       1,155             7,825
 *#SAGA Systems, Inc. Escrow Shares....................     113,000                 0
 *#Salton, Inc.........................................     114,600         1,641,072
 *San Filippo (John B.) & Son, Inc.....................      71,300           499,813
 Sanders Morris Harris Group, Inc......................      22,800           137,370
 Sanderson Farms, Inc..................................     222,500         5,786,113
 *Sands Regent Casino Hotel............................      15,492            47,173
 *Sapient Corp.........................................       2,100             3,087
 *Satcon Technology Corp...............................     166,700           300,894
 *Saucony, Inc. Class A................................      26,000           180,440
 *Saucony, Inc. Class B................................      48,400           337,832
 *SBA Communications Corp..............................     502,300           740,893
 *SBS Technologies, Inc................................       1,800            23,814
 *ScanSoft, Inc........................................      43,577           379,991
 *Scheid Vineyards, Inc................................      34,100           121,567
 *Scherer Healthcare, Inc..............................         900             3,362
 *Schieb (Earl), Inc...................................      75,600           211,680
 *Schlotzskys, Inc.....................................     164,000           776,540
 Schnitzer Steel Industries, Inc. Class A..............      82,200         1,646,466
 *Schuff Steel Co......................................     106,600           279,292
 Schulman (A.), Inc....................................     438,700         8,701,615
 Schweitzer-Maudoit International, Inc.................     238,500         6,775,785
 *SCM Microsystems, Inc................................      77,000           846,615
 Scope Industries, Inc.................................       8,100           534,600
 SCPIE Holdings, Inc...................................     147,900         1,313,352
 Seaboard Corp.........................................      26,240         6,743,680
 Seacoast Financial Services Corp......................     127,846         2,980,729
 *Seacor Smit, Inc.....................................     260,050        12,664,435
 *Secom General Corp...................................      11,500            21,678
 *SED International Holdings, Inc......................      64,850           103,760
 *SEEC, Inc............................................      92,100           142,295
 *Segue Software, Inc..................................      68,900           161,915
 *Seitel, Inc..........................................     353,500           904,960
 Selas Corp. of America................................      76,500           183,600
 *#Select Comfort Corp.................................      22,100           140,888
 *Selectica, Inc.......................................     209,000           751,355
 Selective Insurance Group, Inc........................     443,800        12,004,790
 *Seminis, Inc. Class A................................       2,000             6,530
 *Semitool, Inc........................................      97,500         1,306,988
 *SEMX Corp............................................     104,700           127,734
 *Seneca Foods Corp. Class B...........................      10,500           158,288
 *Sequa Corp. Class A..................................      94,900         5,181,540
 *Sequa Corp. Class B..................................      28,900         1,705,100
                                                            SHARES             VALUE+
                                                            ------             ------

 *Sequenom, Inc........................................     280,100    $    1,371,090
 *SeraCare Life Sciences, Inc..........................       2,680            17,433
 *Service Corp. International..........................   2,370,100         9,812,214
 *Servotronics, Inc....................................         400             1,792
 *Sharper Image Corp...................................      87,600         1,658,706
 *#Shaw Group, Inc.....................................       1,600            53,520
 *#Sheldahl, Inc.......................................     247,950             4,959
 *Shells Seafood Restaurants, Inc......................      42,100            22,945
 *Shiloh Industries, Inc...............................     159,000           379,215
 *Shoe Carnival, Inc...................................     227,300         4,317,564
 *Shoe Pavilion, Inc...................................       9,500            15,865
 *Sholodge, Inc........................................      71,600           400,244
 *Shopko Stores, Inc...................................     616,600        12,683,462
 *Sierra Health Services, Inc..........................     476,700         8,938,125
 #Sierra Pacific Resources.............................       1,800            12,546
 *Sifco Industries, Inc................................      74,715           410,933
 *Sight Resource Corp..................................      96,800            38,720
 *Sigmatron International, Inc.........................      16,800            69,804
 *Signal Technology Corp...............................      79,800           691,068
 *SignalSoft Corp......................................     294,900           653,204
 *Signature Eyewear, Inc...............................      17,000             2,975
 *Silicon Graphics, Inc................................   1,722,000         5,011,020
 *Silver Stream Software, Inc..........................     321,700         1,594,024
 Simmons First National Corp. Class A..................      42,200         1,464,129
 *Simon Transportation Services, Inc...................      91,300             2,739
 *Simon Worldwide, Inc.................................     334,400            43,472
 *Simula, Inc..........................................      78,650           399,542
 *Sinclair Broadcast Group, Inc. Class A...............     610,100         9,044,733
 *Sipex Corp...........................................     108,100         1,026,410
 *Sitel Corp...........................................     469,800         1,221,480
 Skyline Corp..........................................     119,000         4,117,400
 SLI, Inc..............................................     359,000           204,630
 *Smart & Final Food, Inc..............................     236,200         2,199,022
 *SmartDisk Corp.......................................     113,300            66,281
 Smith (A.O.) Corp.....................................     318,200         9,482,360
 Smith (A.O.) Corp. Convertible Class A................      70,050         2,171,550
 *Smithway Motor Express Corp. Class A.................      73,800           123,984
 *Software Spectrum, Inc...............................      58,400         2,141,236
 *Sola International, Inc..............................     470,600         5,637,788
 *#Sonic Foundry, Inc..................................     123,500           179,075
 *#SONICblue, Inc......................................     972,668         1,381,189
 *SonicWALL, Inc.......................................      69,100           423,238
 *SOS Staffing Services, Inc...........................     229,300           205,224
 *Source Information Management, Inc...................     220,400         1,038,084
 South Financial Group, Inc............................     298,251         6,795,649
 South Jersey Industries, Inc..........................     190,277         6,682,528
 *Southern Energy Homes, Inc...........................     161,100           354,420
 *Southwall Technologies, Inc..........................      28,800           228,960
 Southwest Gas Corp....................................       1,700            41,327
 *Southwestern Energy Co...............................     469,900         6,597,396
 Sovereign Bancorp, Inc................................      25,461           394,136
 *#Spacehab, Inc.......................................     128,700           157,658
 *Spacelabs Medical, Inc...............................     182,900         2,595,351
 Span-American Medical System, Inc.....................      24,000           178,560
 *Spanish Broadcasting System, Inc.....................     518,400         7,501,248
 *SPAR Group, Inc......................................       6,000            14,250
 Spartan Motors, Inc...................................     285,200         3,750,380
 *Sparton Corp.........................................     109,300           967,305
 *Spectrian Corp.......................................     112,100         1,455,058

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Spectrum Control, Inc................................     161,300    $    1,105,712
 *#SpeedFam-IPEC, Inc..................................     529,347         2,315,893
 *Speizman Industries, Inc.............................      40,400            26,260
 *Spherion Corp........................................     744,000         8,206,320
 *Sphinx International, Inc............................     106,750            74,725
 Spiegel, Inc. Class A Non-Voting......................      63,400            96,685
 *Sport Chalet, Inc....................................      45,900           423,657
 *Sport Supply Group, Inc..............................     105,400           116,994
 *Sport-Haley, Inc.....................................      60,800           264,176
 *Sports Authority, Inc................................     597,900         7,694,973
 *Sports Club Co., Inc.................................     116,000           292,900
 *SportsLine.Com, Inc..................................     227,300           289,808
 *Sportsman's Guide, Inc...............................      90,700           724,693
 *SPS Technologies, Inc................................      48,900         1,790,229
 *SRI/Surgical Express, Inc............................      35,700           504,798
 *SS&C Technologies, Inc...............................      62,100           765,072
 *SSE Telecom, Inc.....................................      81,400               651
 St. Francis Capital Corp..............................     100,600         2,381,705
 St. Mary Land & Exploration Co........................      13,800           322,161
 *Staar Surgical Co....................................     299,100         1,474,563
 Staff Leasing, Inc....................................     122,600           481,205
 *Stamps.com, Inc......................................      75,000           342,375
 Standard Commercial Corp..............................     243,080         4,594,212
 *Standard Management Corp.............................     134,600         1,075,454
 *Standard Microsystems Corp...........................     225,900         5,149,391
 Standard Motor Products, Inc. Class A.................     193,350         3,169,007
 Standard Pacific Corp.................................     655,700        21,638,100
 Standard Register Co..................................     290,400         9,583,200
 *Stanley Furniture, Inc...............................     118,400         3,794,720
 *Star Buffet, Inc.....................................       7,200            20,736
 *Star Multi Care Service, Inc.........................       6,344             4,155
 *STAR Telecommunications, Inc.........................      18,300                18
 *Starcraft Corp.......................................      25,000           144,250
 *#StarMedia Network, Inc..............................       6,500               293
 Starrett (L.S.) Co. Class A...........................      54,700         1,238,955
 State Auto Financial Corp.............................     124,100         2,018,487
 State Financial Services Corp. Class A................     104,300         1,572,323
 Staten Island Bancorp, Inc............................     111,800         2,286,310
 *Steel Dynamics, Inc..................................     123,000         2,192,475
 Steel Technologies, Inc...............................     203,100         2,259,488
 *SteelCloud Co........................................       5,900            20,709
 *Steinway Musical Instruments, Inc....................      58,600         1,297,990
 *Stellent, Inc........................................     130,800           730,518
 Stepan Co.............................................     128,900         3,467,410
 Stephan Co............................................      51,500           194,670
 Sterling Bancorp......................................      58,270         2,010,315
 *Sterling Financial Corp..............................     174,200         3,984,834
 Stewart & Stevenson Services, Inc.....................     383,200         6,443,508
 *Stewart Enterprises, Inc.............................   2,449,200        14,707,446
 *Stewart Information Services Corp....................     204,300         4,055,355
 Stifel Financial Corp.................................      89,072         1,202,472
 *Stillwater Mining Co.................................     277,200         4,906,440
 *STM Wireless, Inc. Class A...........................      95,100           116,498
 *Stockwalk.com Group, Inc.............................      44,095               243
 *Stone & Webster, Inc.................................     205,200           119,016
 *Stoneridge, Inc......................................     409,300         6,446,475
 *StorageNetworks, Inc.................................     362,800           638,528
 *Stratasys, Inc.......................................      35,000           227,850
 *Strategic Distribution, Inc..........................      65,178           815,703
 *Stratos Lightwave, Inc...............................     207,900           430,353
                                                            SHARES             VALUE+
                                                            ------             ------

 *Stratus Properties, Inc..............................      94,450    $      849,578
 Stride Rite Corp......................................     601,900         4,755,010
 *Strouds, Inc.........................................     144,100               324
 *Suburban Lodges of America, Inc. Escrow Shares.......     241,100                 0
 *Summa Industries, Inc................................       9,200            90,712
 *Sundance Homes, Inc..................................      40,500             1,013
 *Sunland Entertainment Co., Inc.......................      52,400             5,240
 *SunLink Health Systems, Inc..........................      65,400           261,600
 *#Sunrise Assisted Living, Inc........................     252,300         7,369,683
 *Sunrise Telecom, Inc.................................       3,100             6,805
 *Suntron Corp.........................................      81,375           675,413
 *Superior Consultant Holdings Corp....................       3,900            21,236
 *#Superior Telecom, Inc...............................     295,400           203,826
 Superior Uniform Group, Inc...........................     136,400         1,534,500
 *Supreme Industries, Inc..............................      22,200           137,640
 Susquehanna Bancshares, Inc...........................     168,872         4,048,706
 *Swift Energy Corp....................................     239,300         3,510,531
 *Swiss Army Brands, Inc...............................      84,500           528,970
 *Switchboard, Inc.....................................       9,100            52,598
 SWS Group, Inc........................................     105,900         2,187,894
 *Sycamore Networks, Inc...............................     150,000           539,250
 *Sykes Enterprises, Inc...............................      36,500           345,655
 *Sylvan Learning Systems, Inc.........................     123,300         3,391,367
 *Sylvan, Inc..........................................      99,900         1,273,226
 *Symmetricom, Inc.....................................     317,400         1,555,260
 *Symphonix Devices, Inc...............................       5,300             3,339
 *Syms Corp............................................     230,800         1,354,796
 Synalloy Corp.........................................      88,350           395,808
 *Synaptic Pharmaceutical Corp.........................     101,400           605,865
 *Synbiotics Corp......................................     130,300            22,803
 *Synovis Life Technologies, Inc.......................      87,000           756,900
 *Syntellect, Inc......................................     203,000           141,085
 *Sypris Solutions, Inc................................      26,250           488,906
 *Systemax, Inc........................................     408,500         1,245,925
 *T-3 Energy Services, Inc.............................         880             7,995
 *Tab Products Co......................................      66,800           360,720
 *Taitron Components, Inc..............................       6,500            10,043
 *Tandy Brand Accessories, Inc.........................      44,000           550,880
 *Tandy Crafts, Inc....................................     197,400             3,948
 *Tanning Technology Corp..............................         500               610
 *Tarrant Apparel Group................................      29,800           166,433
 Tasty Baking Co.......................................       3,800            60,344
 *TBA Entertainment Corp...............................     132,500           397,500
 *TBC Corp.............................................     435,000         6,818,625
 *#TCSI Corp...........................................     354,000           221,250
 *TEAM America, Inc....................................       2,500             7,038
 *Team, Inc............................................      85,500           790,875
 *TeamStaff, Inc.......................................      11,500            73,888
 *Technical Communications Corp........................       6,300             5,166
 Technology Research Corp..............................      65,400           123,606
 *Technology Solutions Corp............................      64,000           100,800
 *TechTeam Global, Inc.................................     259,800         2,117,370
 Tecumseh Products Co. Class A.........................     174,000         8,091,870
 Tecumseh Products Co. Class B.........................      15,600           667,758
 *Tegal Corp...........................................     208,000           227,760
 *Telscape International, Inc..........................       1,200                 3
 *Temtex Industries, Inc...............................      35,700            16,601
 *Tenneco Automotive, Inc..............................     768,620         4,742,385
 *Terex Corp...........................................     210,300         5,341,620
 *Terra Industries, Inc................................   1,539,700         3,140,988
 *Tesoro Petroleum Corp................................     758,500         5,347,425

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Tetra Technologies, Inc..............................     184,000    $    4,544,800
 Texas Industries, Inc.................................     307,362        11,590,621
 TF Financial Corp.....................................      29,100           693,162
 *TFC Enterprises, Inc.................................      21,900            36,354
 *The Beard Company....................................      22,500            31,500
 *TheStreet.com, Inc...................................     290,200           790,795
 *Third Wave Technologies..............................      52,800           147,048
 Thomas & Betts Corp...................................     158,400         3,456,288
 *Thomas Group, Inc....................................      35,600            15,130
 Thomas Industries, Inc................................     138,650         4,000,053
 *Thomaston Mills, Inc.................................      34,800                50
 *Thoratec Laboratories Corp...........................     119,500         1,137,640
 Three Rivers Bancorp, Inc.............................      67,550         1,211,172
 *Three-Five Systems, Inc..............................      75,700           908,400
 *Tickets.com, Inc.....................................      35,500            71,710
 *Tier Technologies, Inc. Class B......................     121,000         2,019,490
 *TII Network Technologies, Inc........................      99,700            46,361
 Timberland Bancorp, Inc...............................      56,400           969,234
 *Timco Aviation Services, Inc.........................      10,210            19,042
 Timken Co.............................................     539,400        12,082,560
 *Tipperary Corp.......................................     126,900           234,765
 Titan International, Inc..............................     248,100         1,265,310
 *Titan Pharmaceuticals, Inc...........................      43,200           170,640
 *Titanium Metals Corp.................................     579,300         2,265,063
 *TLC Vision Corp......................................     143,070           439,225
 *Todd Shipyards Corp..................................      67,650           953,865
 *Toddhunter International, Inc........................      71,900           819,660
 Toro Co...............................................       7,400           426,018
 *Touch America Holdings, Inc..........................     320,600           952,182
 *Tower Air, Inc.......................................     166,400             5,824
 *Tower Automotive, Inc................................     892,750        11,471,838
 *Toymax International, Inc............................      16,800            74,340
 *Track 'n Trail, Inc..................................      13,800                41
 *Traffix, Inc.........................................      32,700           198,980
 *Trailer Bridge, Inc..................................     111,200           315,252
 *Trammell Crow Co.....................................      57,600           777,600
 *Trans World Entertainment Corp.......................     376,400         2,685,614
 *Transact Technologies, Inc...........................       9,300            52,313
 *Transmation, Inc.....................................      60,000            60,000
 *Transmeta Corp.......................................      59,900           141,963
 *Transmontaigne Oil Co................................     245,550         1,166,363
 *Transport Corp. of America...........................      18,500           129,963
 Transport Lux Corp....................................       2,746            17,712
 *Transportation Components, Inc.......................     310,800               777
 *Transpro, Inc........................................      74,000           444,740
 *Transtechnology Corp.................................      97,300         1,055,705
 *Transwitch Corp......................................     235,800           293,571
 *Transworld Healthcare, Inc...........................     228,600         1,371,600
 *TRC Companies, Inc...................................      10,125           279,450
 Tredegar Industries, Inc..............................      33,900           783,090
 Tremont Corp..........................................      65,833         1,945,365
 *Trend-Lines, Inc. Class A............................      70,900             1,099
 Trenwick Group, Ltd...................................     399,976         3,187,809
 *Trico Marine Services, Inc...........................     510,900         4,212,371
 *Trident Microsystems, Inc............................     194,700         1,426,178
 *Tridex Corp..........................................      56,800             3,124
 Trinity Industries, Inc...............................     446,000         8,362,500
 *TriPath Imaging, Inc.................................      56,487           214,368
 *#Tripath Technology, Inc.............................      28,122            31,497
 *Tripos, Inc..........................................      39,932           892,680
 *Triumph Group........................................     114,500         5,083,800
 *TRM Copy Centers Corp................................      98,200           117,840
                                                            SHARES             VALUE+
                                                            ------             ------

 *Trover Solutions, Inc................................      97,700    $      520,253
 *Trump Hotels & Casino Resorts, Inc...................     259,000           655,270
 *Tucows, Inc..........................................      64,100            33,653
 *Tumbleweed Communications Corp.......................      37,100            78,838
 *Turnstone Systems, Inc...............................     275,700         1,072,473
 *Tut Systems, Inc.....................................      28,000            47,040
 *Tweeter Home Entertainment Group, Inc................      73,600         1,246,048
 Twin Disc, Inc........................................      32,900           478,695
 *Twinlab Corp.........................................     368,300           268,859
 *Tyler Technologies, Inc..............................     265,300         1,395,478
 *U.S. Aggregates, Inc.................................     101,200             2,176
 *U.S. Concrete, Inc...................................      33,700           190,742
 *#U.S. Diagnostic, Inc................................      36,600               238
 U.S. Freightways Corp.................................     110,100         3,850,748
 *U.S. Home & Garden, Inc..............................      11,600             6,728
 *U.S. Industries, Inc.................................   1,207,200         4,852,944
 *U.S. Vision, Inc.....................................      52,600           201,721
 #UAL Corp.............................................     546,100         6,656,959
 *Ubics, Inc...........................................      52,600            37,083
 *UbiquiTel, Inc.......................................      49,500            79,943
 *UICI.................................................     827,600        14,615,416
 UIL Holdings Corp.....................................       1,200            66,360
 *Ulticom, Inc.........................................      81,900           567,977
 *Ultrak, Inc..........................................     189,300           298,148
 *Ultralife Batteries, Inc.............................     136,800           414,504
 *Ultratech Stepper, Inc...............................     201,200         3,229,260
 UMB Financial Corp....................................     150,909         7,161,387
 *#Unapix Entertainment, Inc...........................      62,900               346
 Unico American Corp...................................      71,800           441,929
 *Unifab International, Inc............................       7,600             2,774
 *Unifi, Inc...........................................     796,200         7,914,228
 Unifirst Corp.........................................     160,800         4,003,920
 *Uni-Marts, Inc.......................................     103,200           304,440
 *Union Acceptance Corp. Class A.......................      75,900           521,054
 *Uniroyal Technology Corp.............................       3,700             1,887
 *Unit Corp............................................     316,400         5,904,024
 *United American Healthcare Corp.,....................      17,950            83,378
 *United Auto Group, Inc...............................     253,000         6,664,020
 United Community Financial Corp.......................     363,000         3,078,240
 United Fire Casualty Co...............................      35,450         1,195,197
 United Industrial Corp................................     224,000         5,644,800
 *United Natural Foods, Inc............................      72,500         1,650,463
 *United Retail Group, Inc.............................     226,100         2,006,638
 *United Road Services, Inc............................       5,380             2,448
 *United States Energy Corp............................      25,700            84,168
 *#United Therapeutics Corp............................     212,200         3,250,904
 *Universal Access Global Holdings, Inc................      95,700            35,888
 *Universal American Financial Corp....................      54,600           393,393
 Universal Corp........................................      67,600         2,744,560
 Universal Forest Products, Inc........................      37,700           930,248
 *Universal Stainless & Alloy Products, Inc............     118,900         1,870,297
 *Unova, Inc...........................................   1,201,400         8,205,562
 *Urologix, Inc........................................      93,600         1,456,416
 *URS Corp.............................................     157,966         4,663,156
 *Ursus Telecom Corp...................................       2,100                 2
 *US Liquids, Inc......................................     182,550           465,503
 *US Oncology, Inc.....................................   1,752,974        15,189,520
 *US Xpress Enterprises, Inc. Class A..................     163,490         1,835,175
 *USA Truck, Inc.......................................      54,100           669,488

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Usec, Inc.............................................     964,900    $    7,227,101
 *#USG Corp............................................     131,600           813,288
 *V.I. Technologies, Inc...............................       7,200            21,744
 *Vail Resorts, Inc....................................     224,275         4,122,175
 *Valence Technology, Inc..............................      10,600            21,677
 *Valley National Gases, Inc...........................      13,800            98,670
 *Value City Department Stores, Inc....................     536,200         1,978,578
 *ValueClick, Inc......................................      64,500           208,658
 *Valuevision International, Inc. Class A..............     152,100         3,297,528
 *Vans, Inc............................................     228,700         2,233,256
 *Vari L Co., Inc......................................      54,900            57,645
 *Variagenics, Inc.....................................      42,300            62,393
 *Variflex, Inc........................................      68,100           304,748
 *Varsity Brands, Inc..................................     125,700           553,080
 *Vascular Solutions, Inc..............................      27,700            52,492
 *Verdant Brands, Inc..................................       8,700                57
 *Verilink Corp........................................     146,400            37,332
 *#Veritas DGC, Inc....................................     200,300         3,024,530
 *Versar, Inc..........................................         400             1,420
 *Verso Technologies, Inc..............................     168,935           135,993
 *Verticalbuyer Inc....................................       7,773                31
 Vesta Insurance Group, Inc............................     448,800         1,907,400
 *Vestcom International, Inc...........................     178,200           694,980
 *VIA NET.WORKS, Inc...................................      46,800            29,718
 *Viant Corp...........................................      22,800            29,868
 *Vical, Inc...........................................     105,000           766,866
 *Vicon Industries, Inc................................      71,500           253,825
 *Video Display Corp...................................      62,640           447,876
 *Viewpoint Corp.......................................      30,900           176,439
 *Vignette Corp........................................   1,080,300         2,274,032
 Vintage Petroleum, Inc................................     592,500         6,902,625
 Virco Manufacturing Corp..............................     140,715         2,103,689
 *#Vision Twenty-One, Inc..............................      17,400               261
 *Visual Networks, Inc.................................      26,900            36,719
 Vital Signs, Inc......................................     115,300         4,578,563
 *#Vitech America, Inc.................................         900                 3
 *Vitesse Semiconductor, Inc...........................     168,300           847,760
 *Volt Information Sciences, Inc.......................     182,500         3,925,575
 Vulcan International Corp.............................      11,200           474,600
 W.P. Carey & Co. LLC..................................       1,000            23,280
 Wabash National Corp..................................     527,200         5,034,760
 *Walker Interactive Systems, Inc......................     162,700           261,947
 *Wall Street Deli, Inc................................      39,700                40
 Wallace Computer Services, Inc........................     696,900        14,941,536
 Walter Industries, Inc................................      16,190           232,165
 *#Warnaco Group, Inc..................................     119,700             5,087
 Warren Bancorp, Inc...................................      72,000           830,880
 Washington Savings Bank FSB...........................      25,100           227,155
 *Waste Connections, Inc...............................      86,700         2,946,066
 *WatchGuard Technologoes, Inc.........................     266,700         1,352,169
 *Waterlink, Inc.......................................     252,200            23,329
 Watsco, Inc. Class A..................................     337,600         5,806,720
 Watts Industries, Inc. Class A........................     305,000         5,688,250
 Wausau-Mosinee Paper Corp.............................     642,000         8,589,960
 Waypoint Financial Corp...............................     220,557         4,100,155
 *Webb Interactive Services, Inc.......................       4,200             2,426
 *Webco Industries, Inc................................      92,000           455,400
 Weider Nutrition International, Inc...................     166,500           324,675
 Wellco Enterprises, Inc...............................       4,600            67,620
 Wellman, Inc..........................................     711,700        11,743,050
 *#Wells-Gardner Electronics Corp......................      55,548           130,538
 Werner Enterprises, Inc...............................     860,549        15,963,184
                                                            SHARES             VALUE+
                                                            ------             ------

 *West Marine, Inc.....................................     183,500    $    3,215,838
 West Pharmaceutical Services, Inc.....................     159,200         4,549,936
 *Westaff, Inc.........................................      23,700            59,369
 Westbank Corp.........................................       1,400            18,662
 *Westcoast Hospitality Corp...........................     290,000         2,143,100
 Westcorp, Inc.........................................     513,275        15,793,472
 *Westell Technologies, Inc............................     496,300           689,857
 Western Ohio Financial Corp...........................      20,400           416,670
 *#Western Power & Equipment Corp......................       4,091             1,145
 *Westport Resources Corp..............................      69,052         1,192,528
 Weyco Group, Inc......................................       2,400            80,400
 *WFS Financial, Inc...................................     186,900         5,611,673
 Whitney Holdings Corp.................................      47,600         1,696,226
 *#WHX Corp............................................     360,200           255,742
 *Wickes Lumber Co.....................................      94,600           142,373
 *Wild Oats Markets, Inc...............................     222,200         3,260,785
 *Williams Clayton Energy, Inc.........................     119,400         1,485,933
 *Williams Industries, Inc.............................       3,400            18,343
 *Willis Lease Finance Corp............................     108,100           502,125
 *Wilshire Financial Sevices Group, Inc................       2,092             7,228
 *Wilshire Oil Co. of Texas............................     113,590           533,873
 *Wilsons The Leather Experts, Inc.....................      30,600           455,787
 *Wink Communications, Inc.............................      84,000           174,300
 *Wire One Technologies, Inc...........................      83,000           230,325
 *Wireless Facilities, Inc.............................      63,900           306,720
 *Wireless WebConnect!, Inc............................       4,500               146
 *Wiser Oil Co.........................................     163,675           752,905
 Wolohan Lumber Co.....................................      21,678           520,272
 *Wolverine Tube, Inc..................................     201,100         1,699,295
 Woodhead Industries, Inc..............................     130,700         2,119,301
 Woodward Governor Co..................................      26,600         1,604,778
 *Workflow Management, Inc.............................     155,100           531,218
 *Workgroup Technology Corp............................      22,900            24,961
 World Fuel Services Corp..............................     177,295         3,545,900
 *Worldwide Restaurant Concepts, Inc...................     263,100           747,204
 Worthington Industries, Inc...........................      44,900           684,725
 *Wyndham International, Inc...........................     105,900           121,785
 *Xanser Corp..........................................      53,500           108,070
 *Xetel Corp...........................................     107,200            32,160
 *Xicor, Inc...........................................       7,500            56,100
 *#XM Satellite Radio Holdings, Inc....................     207,200         1,798,496
 Yardville National Bancorp............................      53,570         1,017,026
 *Yellow Corp..........................................     462,700        12,724,250
 *Zany Brainy, Inc.....................................     164,605             3,704
 *Zap.com Corp.........................................       2,558               345
 *Zapata Corp..........................................      23,610           687,051
 Zenith National Insurance Corp........................      81,200         2,575,664
 Ziegler Co., Inc......................................       7,700           115,693
 *Zoltek Companies, Inc................................     188,500           684,255
 *#Zonagen, Inc........................................       5,900             9,499
 *Zones, Inc...........................................     174,200           198,588
 *Zymetx, Inc..........................................      16,400               861
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $3,001,319,847)................................                 3,474,829,803
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Chiquita Brands International, Inc. Warrants
   03/19/09............................................     142,110           873,977
 *Imperial Credit Industries, Inc. Warrants 01/31/08...       4,082                 0
 *Imperial Sugar Co. Warrants 08/29/08.................       9,694             8,725

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Magnum Hunter Resources Warrants 03/21/05............       9,740    $            0
 *Safety Components International, Inc. Warrants
   04/10/03............................................       4,945               519
 *#Timco Aviation Services Warrants 12/31/07...........      20,409                 0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $6,107,175)....................................                       883,221
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by FHLMC Discount Notes
   2.43%, 05/22/03, valued at $50,558,035) to be
   repurchased at $49,816,932
   (Cost $49,810,000)..................................   $  49,810        49,810,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,057,237,022)++..............................                $3,525,523,024
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $3,057,649,511.

                See accompanying Notes to Financial Statements.

                           THE U.S. SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.0%)
 #*@Road, Inc..........................................      48,000    $      347,760
 *@Track Communications, Inc...........................       4,460             7,426
 *#1-800 CONTACTS, Inc.................................      20,200           307,848
 *1-800-FLOWERS.COM, Inc...............................       3,700            41,606
 21st Century Holding Co...............................       1,100            13,167
 *24/7 Media, Inc......................................      17,500             4,462
 *3 Dimensional Pharmaceuticals, Inc...................      12,600            69,489
 *3-D Systems Corp.....................................      15,600           180,102
 *3TEC Energy Corp.....................................      20,600           309,927
 *7-Eleven, Inc........................................     152,300         1,279,320
 *#8X8, Inc............................................      25,100            18,072
 *A. B. Watley Group, Inc..............................      10,200             1,377
 *A.C. Moore Arts & Crafts, Inc........................      12,100           514,794
 *A.D.A.M., Inc........................................       9,000            15,840
 *aaiPharma, Inc.......................................      23,300           471,708
 *Aames Financial Corp.................................         240               193
 *AAON, Inc............................................      13,200           395,406
 AAR Corp..............................................      43,000           491,920
 Aaron Rents, Inc. Class A.............................       4,900           128,625
 Aaron Rents, Inc. Class B.............................      14,400           365,040
 *Abaxis, Inc..........................................      21,000           104,475
 ABC Bancorp...........................................       8,310           122,531
 *Abgenix, Inc.........................................      10,000           129,050
 Abington Bancorp, Inc.................................       3,900            78,760
 *Abiomed, Inc.........................................      26,400           201,432
 *Ablest, Inc..........................................       2,100             8,400
 ABM Industries, Inc...................................      64,300         1,160,615
 Abrams Industries, Inc................................         200             1,085
 *Abraxas Petroleum Corp...............................       2,900             2,175
 *Acacia Research Corp.................................      28,160           229,363
 *Acceptance Insurance Companies, Inc..................      18,800            86,480
 *Access Pharmaceuticals, Inc..........................       1,400             3,850
 *Access Worldwide Communications, Inc.................      12,400             9,424
 *Acclaim Entertainment, Inc...........................      69,800           366,101
 *Accredo Health, Inc..................................      28,700         1,538,033
 #*Accrue Software, Inc................................      18,800             4,418
 *Ace Cash Express, Inc................................      16,300           176,040
 *Ace Comm Corp........................................      14,700            15,802
 Aceto Corp............................................       6,000            64,800
 *Ackerley Group, Inc..................................      36,800           691,840
 *Aclara Biosciences, Inc..............................      39,300            81,154
 *Acme Communications, Inc.............................      21,800           223,995
 *Acme United Corp.....................................       5,300            21,730
 *Acorn Products, Inc..................................       5,300             2,809
 #*ACT Manufacturing, Inc..............................       4,600               264
 #*ACT Teleconferencing, Inc...........................      12,600            44,856
 *Actel Corp...........................................      31,400           773,539
 #*Acterna Corp........................................     224,600           303,210
 *Action Performance Companies, Inc....................      29,400         1,074,570
 *Actionpoint, Inc.....................................       5,600            11,088
 *Active Power, Inc....................................      58,200           254,625
 *Activision, Inc......................................      57,050         1,861,256
 #*Actrade Financial Technologies, Ltd.................      13,400           237,314
 *Actuant Corp.........................................      13,940           556,206
                                                            SHARES             VALUE+
                                                            ------             ------
 *Actuate Corp.........................................     171,200    $      986,112
 *ACTV, Inc............................................      76,000           107,540
 Acuity Brands, Inc....................................      27,700           468,130
 #*Acxiom Corp.........................................      46,400           825,224
 Adams Resources & Energy, Inc.........................       5,400            43,335
 *Adaptec, Inc.........................................      61,700           797,164
 *ADE Corp.............................................      21,600           259,308
 *Adept Technology, Inc................................      18,800            50,572
 *Administaff, Inc.....................................      38,000           486,400
 *Adolor Corp..........................................      33,600           464,184
 *Adtran, Inc..........................................      51,000         1,208,445
 *Advance Lighting Technologies, Inc...................      34,200            38,817
 *Advanced Digital Information Corp....................      80,900           671,874
 *Advanced Energy Industries, Inc......................      41,500         1,261,392
 *Advanced Magnetics, Inc..............................       9,400            36,472
 Advanced Marketing Services, Inc......................      29,250           511,875
 *Advanced Materials Group, Inc........................         237                63
 *Advanced Neuromodulation Systems, Inc................      11,000           351,395
 *Advanced Nutraceuticals, Inc.........................         700               735
 *Advanced Photonix, Inc. Class A......................      14,500            16,965
 *Advanced Power Technology, Inc.......................      13,400           187,667
 *Advanced Technical Products, Inc.....................       3,800           127,072
 *Advanced Tissue Sciences, Inc........................      92,300           189,215
 Advanta Corp. Class A.................................      17,500           243,075
 Advanta Corp. Class B Non-Voting......................      27,500           375,375
 *Advo, Inc............................................      25,800         1,092,888
 *Aehr Test Systems....................................       8,200            47,355
 *AEP Industries, Inc..................................       9,700           336,832
 *AeroCentury Corp.....................................         300             1,230
 *Aeroflex, Inc........................................      77,950           925,656
 *Aerosonic Corp.......................................       5,600           154,000
 *Aerovox, Inc.........................................       6,500                52
 *Aether Systems, Inc..................................      54,600           196,833
 *Aetrium, Inc.........................................      15,400            32,571
 *Affiliated Managers Group, Inc.......................      13,600           943,840
 *Affinity Technology Group, Inc.......................      29,100             1,964
 *Aftermarket Technology Corp..........................      30,700           725,441
 *AG Services America, Inc.............................       8,200           105,575
 *Agco Corp............................................      89,253         1,852,000
 *Agile Software Corp..................................      62,700           523,545
 #*Agility Capital, Inc................................       5,900               209
 AGL Resources, Inc....................................      53,900         1,234,310
 *AHL Services, Inc....................................      22,700            44,832
 *AHT Corp.............................................      14,200                50
 *Air Methods Corp.....................................      12,500           143,750
 Airborne, Inc.........................................      62,500         1,410,625
 *Airgas, Inc..........................................      96,900         1,579,470
 *AirGate PCS, Inc.....................................      32,200           370,622
 *Airnet Communications Corp...........................      10,200            13,260
 *Airnet Systems, Inc..................................      14,500           121,800
 *Airtran Holdings, Inc................................     107,600           649,904
 *AK Steel Holding Corp................................      74,700         1,043,559
 #*Akamai Technologies, Inc............................     135,400           272,154
 *Akorn, Inc...........................................      30,400            64,600
 #*Aksys, Ltd..........................................      28,700           172,056
 Alabama National Bancorporation.......................      16,100           696,164

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Alamo Group, Inc......................................      10,500    $      176,400
 *Alamosa Holdings, Inc................................       7,000            30,310
 *Alaris Medical, Inc..................................      74,700           436,995
 *Alaska Air Group, Inc................................      34,500           960,825
 *Alaska Communications Systems Group, Inc.............      22,200           153,180
 Albany International Corp. Class A....................      44,272         1,153,286
 *Albany Molecular Research, Inc.......................      48,100         1,007,935
 Albemarle Corp........................................      54,000         1,721,520
 *Alcide Corp..........................................       2,300            50,818
 *Aldila, Inc..........................................      13,900            11,745
 Alexander & Baldwin, Inc..............................      52,800         1,452,792
 *Alexion Pharmaceuticals, Inc.........................      23,400           368,433
 Alfa Corp.............................................      55,500         1,523,752
 Alico, Inc............................................       9,100           259,168
 #*Align Technology, Inc...............................      45,900           175,797
 *Alkermes, Inc........................................      10,200           198,237
 *All American Semiconductor, Inc......................       5,100            17,671
 *Allcity Insurance Co.................................         200               110
 #Allegheny Teledyne, Inc..............................      24,900           437,244
 #*Allegiance Telecom, Inc.............................     115,100           132,940
 Allegiant Bancorp, Inc................................      17,100           297,967
 Allen Organ Co. Class B...............................         800            33,436
 *Allen Telecom, Inc...................................      42,400           222,600
 *Alliance Fiber Optic Products, Inc...................      15,400            13,937
 *Alliance Gaming Corp.................................      33,060           432,259
 #*Alliance Pharmaceutical Corp........................      15,940            30,684
 *Alliance Semiconductor Corp..........................      53,000           467,990
 *Allied Healthcare Products, Inc......................       6,700            33,466
 *Allied Holdings, Inc.................................      10,200            53,550
 *Allied Research Corp.................................       6,300           138,222
 *Allos Therapeutics, Inc..............................      26,600           227,430
 *Allou Health & Beauty Care, Inc. Class A.............       7,100            56,374
 *Alloy Online, Inc....................................      46,700           625,313
 *Allsctipts Healthcare Solutions, Inc.................      49,400           220,077
 *Alltrista Corp.......................................       9,100           337,974
 *Almost Family, Inc...................................       1,600            17,528
 *Alpha Industries, Inc................................      57,500           588,225
 *Alpha Technologies Group, Inc........................      10,400            25,740
 *Alphanet Solutions, Inc..............................       6,900            13,593
 Alpharma, Inc. Class A................................      47,200           974,680
 *Alpine Group, Inc....................................      22,200            26,640
 *Alteon, Inc..........................................      24,300            62,937
 #*Alterra Healthcare Corp.............................      27,300             2,457
 *Altris Software, Inc.................................       1,202               180
 *Ambassadors Group, Inc...............................      11,700           180,765
 *Ambassadors, Inc.....................................      12,800           117,952
 *AMC Entertainment, Inc...............................      37,300           544,207
 *Amcast Industrial Corp...............................      11,900            45,577
 Amcol International Corp..............................      37,700           216,775
 Amcore Financial, Inc.................................      38,000           874,380
 #*Amedisys, Inc.......................................       1,400            12,635
 *Amerco, Inc..........................................      30,500           490,745
 *America Services Group, Inc..........................       4,600            48,254
 *America West Holdings Corp. Class B..................     233,900           713,395
 *American Aircarriers Support, Inc....................       7,200                 7
 *American Axle & Manufacturing Holdings, Inc..........       7,700           232,540
 American Biltrite, Inc................................       4,500            60,705
                                                            SHARES             VALUE+
                                                            ------             ------
 #American Business Financial Services, Inc............       5,830    $       74,041
 American Capital Strategies, Ltd......................      48,100         1,440,835
 *American Claims Evaluation, Inc......................       1,000             1,800
 #*American Classic Voyages Co.........................      33,500                33
 *American Dental Partners, Inc........................       7,800            71,019
 *American Ecology Corp................................      15,750            58,905
 American Financial Holdings, Inc......................       3,921           113,258
 American Greetings Corp. Class A......................      77,700         1,606,059
 *American Healthways, Inc.............................      19,850           505,778
 American Home Mortgage Holdings, Inc..................      15,600           240,162
 *American Homestar Corp...............................      17,530                61
 *American Indemnity Financial Escrow..................         800               800
 *American Italian Pasta Co............................      28,600         1,402,830
 *American Locker Group, Inc...........................         300             3,772
 *American Management Systems, Inc.....................      52,300         1,095,162
 *American Medical Electronics, Inc. (Escrow-Bonus)....       4,400                 0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       4,400                 0
 *American Medical Security Group, Inc.................      19,500           372,450
 *American Medical Systems Holdings, Inc...............      47,900         1,101,939
 American National Finincial, Inc......................       3,500            49,910
 *American Pacific Corp................................      10,800           113,724
 *American Physicians Capital, Inc.....................      13,100           218,639
 *American Physicians Services Group, Inc..............       2,200             8,833
 #*American Retirement Corp............................      25,000            76,000
 #*American Science & Engineering, Inc.................       6,500           119,015
 American Shared Hospital Services.....................       5,600            23,520
 *American Software, Inc. Class A......................      29,600           103,156
 American States Water Co..............................      15,900           604,041
 *American Superconductor Corp.........................      26,400           188,892
 *American Technical Ceramics Corp.....................      12,000            79,200
 *American Tower Corp..................................      63,600           241,680
 American Vanguard Corp................................         276             5,451
 *American West Bancorporation.........................       1,936            24,703
 American Woodmark Corp................................      10,400           672,204
 Americana Bancorp, Inc................................       2,712            39,649
 *America's Car-Mart, Inc..............................       6,500            95,420
 #*AMERIGROUP Corp.....................................      15,300           446,071
 *Ameripath, Inc.......................................      38,100         1,125,664
 AmeriServe Financial, Inc.............................      23,200           116,580
 *Ameristar Casinos, Inc...............................      22,300           653,390
 *Ameritrade Holding Corp..............................     135,300           722,502
 Ameron, Inc...........................................       5,100           363,120
 AmerUs Group Co.......................................      26,644           944,530
 #*Ames Department Stores, Inc.........................      28,800             3,888
 Ametek, Inc...........................................      55,800         2,107,008
 *Amistar Corp.........................................       1,600             2,120
 *AML Communications, Inc..............................       9,500             5,510
 Ampco-Pittsburgh Corp.................................      11,900           142,205
 *Ampex Corp. Class A..................................      54,800             6,576
 *Amrep Corp...........................................       8,300            65,570
 *Amresco, Inc.........................................      10,460                42
 *Amsurg Corp..........................................      26,089           828,065
 *Amtech Systems, Inc..................................       1,900            12,112
 *Amtran, Inc..........................................      18,700           208,972
 *Amwest Insurance Group, Inc..........................       3,894                31

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *AMX Corp.............................................      14,400    $       33,840
 *Amylin Pharmaceuticals, Inc..........................      97,900           883,058
 *Anacomp, Inc.........................................           5                59
 *Anadigics, Inc.......................................      39,700           427,767
 Analogic Corp.........................................      16,600           726,001
 Analysts International Corp...........................      37,700           183,410
 *Analytical Surveys, Inc..............................      10,900             3,324
 *Anaren Microwave, Inc................................      29,200           379,746
 Anchor Bancorp Wisconsin, Inc.........................      40,840           927,476
 Andersons, Inc........................................       8,200           102,049
 #*Andrea Electronics Corp.............................       9,200             6,164
 #*Angeion Corp........................................       4,300             1,698
 Angelica Corp.........................................       5,000            85,750
 #*Anicom, Inc.........................................      28,500                28
 *Anika Therapeutics, Inc..............................      12,700            17,335
 *Anixter International, Inc...........................      48,100         1,354,015
 *Ann Taylor Stores Corp...............................      56,700         1,614,816
 *Ansoft Corp..........................................      16,100           129,766
 *AnswerThink Consulting Group, Inc....................      60,900           318,202
 *Ansys, Inc...........................................      25,700           688,888
 *Anthony and Sylvan Pools Corp........................       3,426            25,013
 *Antigenics, Inc......................................      43,006           431,135
 *AP Pharma, Inc.......................................      33,000            77,550
 *APA Optics, Inc......................................      16,300            35,860
 *APAC Teleservices, Inc...............................      88,900           502,729
 *Aphton Corp..........................................      26,100           204,102
 Apogee Enterprises, Inc...............................      40,100           559,796
 Applebees International, Inc..........................      29,450         1,149,433
 *Applica, Inc.........................................      34,400           349,504
 *Applied Extrusion Technologies, Inc..................      18,900           122,850
 *Applied Films Corp...................................      14,300           232,375
 *Applied Graphics Technologies, Inc...................      12,240             6,487
 #*Applied Imaging Corp................................      17,900            47,256
 Applied Industrial Technologies, Inc..................      28,900           570,775
 *Applied Innovation, Inc..............................      25,000           108,250
 *Applied Microsystems Corp............................      10,400             7,124
 *Applied Molecular Evolution, Inc.....................      32,800           198,276
 *Applied Signal Technologies, Inc.....................      13,400           157,517
 #*Applix, Inc.........................................      19,200            33,696
 *Apria Healthcare Group, Inc..........................      59,900         1,417,833
 *Apropos Technology, Inc..............................      12,000            27,300
 Aptargroup, Inc.......................................      33,200         1,241,016
 *Aradigm Corp.........................................      38,400           151,104
 *Arch Capital Group, Ltd..............................      20,500           607,722
 Arch Chemicals, Inc...................................      31,500           732,375
 Arch Coal, Inc........................................      68,100         1,600,350
 Arctic Cat, Inc.......................................      25,100           502,125
 #*Ardent Communications, Inc..........................      19,200             1,152
 *Arena Pharmaceuticals, Inc...........................      35,900           271,942
 Argonaut Group, Inc...................................      31,000           663,245
 *Argonaut Technologoes, Inc...........................      19,300            26,248
 *Argosy Gaming Corp...................................      44,800         1,541,120
 #*ARI Network Services, Inc...........................       8,000             3,820
 *Ariad Pharmaceuticals, Inc...........................      43,000           188,340
 #*Ariba, Inc..........................................     114,400           338,052
 *Ark Restaurants Corp.................................       2,700            19,008
 *Arkansas Best Corp...................................      31,600           778,150
 *Arlington Hospitality, Inc...........................       6,400            19,808
 #*Armor Holdings, Inc.................................      43,200         1,131,840
 #*Armstrong Holdings, Inc.............................      35,700           109,242
 *Arqule, Inc..........................................      25,400           219,075
 *Array BioPharma, Inc.................................      21,800           214,621
                                                            SHARES             VALUE+
                                                            ------             ------
 *Arrhythmia Research Technology, Inc..................       1,800    $        5,445
 *Arris Group, Inc.....................................     106,300           690,418
 Arrow Financial Corp..................................       9,975           295,908
 Arrow International, Inc..............................      31,100         1,426,090
 *Art Technology Group, Inc............................      74,000            98,050
 *Artesyn Technologies, Inc............................      49,600           375,472
 *Arthrocare Corp......................................      30,000           334,650
 #*Artificial Life, Inc................................       1,200               858
 *Artisan Components, Inc..............................      23,000           296,355
 *Artisoft, Inc........................................      24,900            39,093
 *Arts Way Manufacturing Co., Inc......................         200               651
 *Asante Technologies, Inc.............................       7,200             1,620
 ASB Financial Corp....................................       1,000            11,180
 *Ascent Assurance, Inc................................         109               115
 *Ascential Software Corp..............................     229,700           701,733
 *Ashworth, Inc........................................      21,500           193,392
 *Ask Jeeves, Inc......................................       2,500             3,075
 *Aspect Communications Corp...........................      68,200           323,609
 *Aspect Medical Systems, Inc..........................      14,600            72,708
 *Aspen Technology, Inc................................      41,300           462,766
 *Aspeon, Inc..........................................       9,400             1,457
 *Astea International, Inc.............................      18,500            16,557
 *Astec Industries, Inc................................      27,500           465,025
 Astro-Med, Inc........................................       4,500            18,675
 *Astronics Corp.......................................       6,200            56,234
 *Astronics Corp. Class B..............................       2,325            21,913
 #*AstroPower, Inc.....................................      18,700           614,108
 *ASV, Inc.............................................      13,100           155,562
 *Asyst Technologies, Inc..............................      46,400           789,264
 *ATG, Inc.............................................      16,200               729
 *AtheroGenics, Inc....................................      37,600           282,000
 *Athey Products Corp..................................       2,940                73
 Atlanta Sosnoff Capital Corp..........................       7,700            89,512
 *Atlantic American Corp...............................      21,100            54,754
 *Atlantic Coast Airlines, Inc.........................      58,500         1,275,592
 *Atlantic Data Services, Inc..........................      18,700            42,542
 *Atlantic Premium Brands, Ltd.........................       2,000             5,500
 *Atlantis Plastics, Inc...............................       3,300            17,292
 *Atlas Air, Inc.......................................      45,900           393,822
 #*ATMI, Inc...........................................      39,600         1,055,538
 Atmos Energy Corp.....................................      58,700         1,358,318
 *ATP Oil & Gas Corp...................................      17,400            64,728
 *Atrion Corp..........................................       2,700            84,564
 *Atrix Labs, Inc......................................      26,100           650,281
 *ATS Medical, Inc.....................................      35,000            57,925
 *Atwood Oceanics, Inc.................................      22,100           995,826
 *Audiovox Corp. Class A...............................      45,800           358,385
 *August Technology Corp...............................      16,700           204,324
 *Ault, Inc............................................       7,100            34,648
 *Aura Systems, Inc....................................       5,295             1,059
 *Aurora Foods, Inc....................................      93,400           187,734
 *Auspex Systems, Inc..................................      53,800            29,590
 #*Authentidate Holding Corp...........................      21,200           116,176
 #*autobytel.com, Inc..................................      38,700           139,707
 Autodesk, Inc.........................................       5,000            67,400
 *Autoimmune, Inc......................................      19,200            17,184
 *Avalon Holding Corp. Class A.........................       1,550             4,355
 *Avanex Corp..........................................      82,400           212,180
 *Avanir Pharmaceuticals Class A.......................      69,400           152,680
 *Avant Corp...........................................      61,800         1,155,042
 *Avant Immunotherapeutics, Inc........................      72,200            77,254
 *Avatar Holdings, Inc.................................       9,100           237,510

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Avenue A, Inc........................................      29,200    $       87,454
 *Avi Biopharma, Inc...................................      31,600           150,258
 *Aviall, Inc..........................................      27,600           264,132
 *Avici System, Inc....................................       5,900            10,207
 *Avid Technology, Inc.................................      39,600           361,350
 *AVIDYN, Inc..........................................       3,500            10,080
 *Avigen, Inc..........................................      27,100           235,363
 Avista Corp...........................................      62,000           864,900
 *Avocent Corp.........................................      58,300         1,323,993
 #*Avteam, Inc. Class A................................      12,800                45
 *Aware, Inc...........................................      31,000           114,855
 *Axeda Systems, Inc...................................      22,900            54,616
 *Axonyx, Inc..........................................      13,000            40,690
 *AXS-One, Inc.........................................      31,000            23,250
 *Axsys Technologies, Inc..............................       6,400            52,032
 *AXT, Inc.............................................      28,300           277,764
 *Aztar Corp...........................................      62,500         1,292,500
 *AZZ, Inc.............................................       7,200           133,560
 Badger Meter, Inc.....................................       3,300           103,125
 *Badger Paper Mills, Inc..............................       1,000             8,450
 Bairnco Corp..........................................       9,700            51,895
 *Baker (Michael) Corp.................................       7,900           122,292
 *Balanced Care Corp...................................       5,300             1,219
 Balchem Corp..........................................       5,000           115,000
 Baldor Electric Co....................................      47,233         1,145,400
 Baldwin & Lyons, Inc. Class B.........................      14,700           339,496
 *Baldwin Piano & Organ Co.............................       1,900                19
 *Baldwin Technology, Inc. Class A.....................      13,500            20,250
 *Ballantyne Omaha, Inc................................      17,200            15,050
 #*Bally Total Fitness Holding Corp....................      40,600           838,390
 *Baltek Corp..........................................       1,500            13,762
 *Bancinsurance Corp...................................       8,000            41,760
 Bancorp Connecticut, Inc..............................       6,700           187,265
 BancorpSouth, Inc.....................................      16,137           351,787
 Bandag, Inc...........................................      14,500           464,000
 Bandag, Inc. Class A..................................      12,300           345,630
 Bank of Granite Corp..................................      14,800           324,046
 Bank of The Ozarks....................................       3,800           167,523
 *Bank United Financial Corp. Class A..................      30,700           547,227
 BankAtlantic Bancorp, Inc. Class A....................      11,285           125,828
 *Bankrate, Inc........................................       7,000             9,275
 Banner Corp...........................................      17,160           375,718
 Banta Corp............................................      35,900         1,231,370
 Barnes Group, Inc.....................................      25,700           596,240
 *barnesandnoble.com, inc..............................      18,225            23,510
 Barnwell Industries, Inc..............................         400             8,160
 *Barra, Inc...........................................      25,300         1,125,723
 *Barrett Business Services, Inc.......................      10,000            36,300
 *Barry (R.G.) Corp....................................      12,000            69,000
 *Base Ten Systems, Inc................................       1,720               146
 Bassett Furniture Industries, Inc.....................      16,600           310,420
 Bay State Bancorp, Inc................................       1,400            69,720
 *Bay View Capital Corp................................      79,400           539,126
 *Baycorp Holdings, Ltd................................      13,200           159,060
 *Bayou Steel Corp. Class A............................      13,500             8,100
 #*BCT International, Inc..............................       2,700             2,430
 *Be Aerospace, Inc....................................      42,600           554,013
 *Beazer Homes USA, Inc................................      17,353         1,357,352
 *Bebe Stores, Inc.....................................      40,400           750,026
 *BEI Electronics, Inc.................................      11,800            80,417
 BEI Technologies, Inc.................................      22,400           370,160
 *Bel Fuse, Inc. Class A...............................       3,300            81,576
                                                            SHARES             VALUE+
                                                            ------             ------
 Bel Fuse, Inc. Class B................................       5,250    $      141,015
 Belden, Inc...........................................      36,500           795,700
 *Bell Industries, Inc.................................      11,900            22,967
 *Bell Microproducts, Inc..............................      24,100           248,953
 *Benchmark Electronics, Inc...........................      29,400           882,000
 *Benihana, Inc........................................       1,000            20,300
 *Bentley Pharmaceuticals, Inc.........................      20,460           241,019
 Berkley (W.R.) Corp...................................       7,600           448,172
 Berry Petroleum Corp. Class A.........................      33,800           584,740
 #*Bethlehem Steel Corp................................      92,100            36,840
 *Beverly Enterprises..................................     140,100         1,094,181
 *Beyond.com Corp......................................       3,140               141
 BHA Group Holdings, Inc. Class A......................       8,400           147,966
 *Big 4 Ranch, Inc.....................................       3,200                 0
 *Big City Radio, Inc..................................       6,400             7,616
 *Big Dog Holdings, Inc................................       1,500             5,092
 Big Lots, Inc.........................................      40,500           724,950
 *billserv.com, Inc....................................       2,200             3,025
 *BindView Development Corp............................      68,700            98,584
 *Bio Technology General Corp..........................      84,000           422,940
 *Bioanalytical Systems, Inc...........................       4,900            26,362
 *Biocryst Pharmaceuticals, Inc........................      24,200            73,568
 *Bio-Logic Systems Corp...............................       5,200            23,660
 *BioMarin Pharmaceutical, Inc.........................      68,000           396,100
 #*Bionova Holdings Corp...............................       5,970             3,343
 *Bionx Implants, Inc..................................      13,900            75,060
 *Bio-Plexus, Inc......................................         270               571
 *Bio-Rad Laboratories, Inc. Class A...................      33,200         1,469,432
 *BioReliance Corp.....................................       9,900           272,299
 *Biosepra, Inc........................................      16,500            95,865
 *Biosite Diagnostics, Inc.............................      23,100           691,267
 *Biosource International, Inc.........................      13,500            82,687
 *Biospecifics Technologies Corp.......................       5,800            12,064
 *BioTransplant, Inc...................................      25,600            81,664
 *Birmingham Steel Corp................................       7,300             2,847
 *Bitstream, Inc.......................................      12,800            49,344
 *Black Box Corp.......................................      22,700         1,150,322
 Black Hills Corp......................................      34,700         1,228,727
 Blair Corp............................................      12,000           275,160
 *Blonder Tongue Laboratories, Inc.....................       9,800            28,518
 *Blount International, Inc............................      24,000            90,480
 #*Blue Rhino Corp.....................................      15,400           189,112
 *Bluegreen Corp.......................................      31,965           123,705
 Blyth, Inc............................................      52,800         1,472,064
 BMC Industries, Inc...................................      43,800            54,750
 *BNS Co. Class A......................................       4,120             9,641
 Bob Evans Farms, Inc..................................      53,400         1,634,841
 *Boca Resorts, Inc....................................      58,900           760,988
 #*Bogen Communications International, Inc.............      12,500            39,187
 *Bolder Technologies Corp.............................      20,400                30
 *Bolt Technology Corp.................................       7,000            31,850
 *Bombay Co., Inc......................................      47,200           235,528
 *Bone Care International, Inc.........................      18,350           169,279
 *Bontex, Inc..........................................         200               143
 *Bon-Ton Stores, Inc..................................      15,600            65,520
 *Books-a-Million, Inc.................................      25,000            99,250
 Borg-Warner, Inc......................................      16,300         1,049,720
 *Borland Software Corp................................      88,000           845,680
 *Boron, Lepore and Associates, Inc....................      18,900           301,171
 Boston Acoustics, Inc.................................       7,400            99,530
 *Boston Beer Company, Inc. Class A....................      21,200           349,588

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Boston Biomedical, Inc...............................       8,200    $       38,540
 *Boston Communications Group, Inc.....................      26,800           235,840
 Boston Private Financial Holdings, Inc................      29,000           768,355
 Bostonfed Bancorp, Inc................................       6,900           210,450
 *Bottomline Technologies, Inc.........................      19,800           146,619
 *Boundless Corp.......................................       2,500             1,625
 Bowne & Co., Inc......................................      62,600           904,570
 *Boyd Gaming Corp.....................................     108,000         1,577,880
 *Boyds Collection, Ltd................................      98,900           776,365
 #*Bradlees, Inc.......................................       8,800                13
 *Bradley Pharmaceuticals, Inc. Class A................      10,000           129,600
 Brady (W.H.) Co. Class A..............................      27,000           972,000
 *Brass Eagle, Inc.....................................       9,300            56,265
 *Braun Consulting, Inc................................      26,800           134,402
 #*Breed Technologies, Inc.............................      36,800               957
 Bridgford Foods Corp..................................      14,100           213,262
 Briggs & Stratton Corp................................      28,100         1,152,662
 *Brigham Exploration Co...............................      22,900           116,217
 *Bright Horizons Family Solutions, Inc................       6,600           194,832
 *Brightpoint, Inc.....................................      41,700            14,803
 *BrightStar Information Technology Group, Inc.........      13,600             1,258
 *Brilliant Digital Entertainment, Inc.................      21,400             8,988
 *Brio Technology, Inc.................................      40,900            57,055
 #*Britesmile, Inc.....................................      47,100           186,045
 *Broadview Media, Inc.................................         200                60
 #*Broadvision, Inc....................................     103,800            84,597
 Brookline Bancorp, Inc................................      38,800           977,954
 *Brooks-PRI Automation Inc............................      42,004         1,266,631
 *Brookstone, Inc......................................      12,500           212,000
 *Brooktrout, Inc......................................      18,300            98,728
 *Brown (Tom), Inc.....................................      49,000         1,335,740
 Brown Shoe Company, Inc...............................      27,300           655,200
 *Bruker Daltonics, Inc................................      71,400           519,792
 Brush Engineered Materials, Inc.......................      24,000           313,200
 Bryn Mawr Bank Corp...................................         800            32,792
 BSB Bancorp, Inc......................................      13,100           392,083
 *BSQUARE Corp.........................................      20,000            46,700
 *BTU International, Inc...............................      11,000            51,095
 *Buca, Inc............................................      21,200           377,042
 *Buckeye Technology, Inc..............................      50,100           520,539
 *Buckhead America Corp................................         900               153
 *Buckle, Inc..........................................      33,900           781,395
 *Building Materials Holding Corp......................      16,500           252,367
 *Bull Run Corp........................................      48,300            44,194
 Burlington Coat Factory Warehouse Corp................      64,680         1,481,172
 Bush Industries, Inc. Class A.........................      14,200           143,562
 *Butler International, Inc............................      12,300            29,274
 Butler Manufacturing Co...............................       7,600           193,496
 *BWAY Corp............................................      14,800           230,880
 C & D Technologies, Inc...............................      33,900           735,969
 *Cable Design Techologies Corp........................      64,387           746,889
 #*Cabot Microelectronics Corp.........................      12,900           630,100
 Cabot Oil & Gas Corp. Class A.........................      44,800         1,028,160
 *Cache, Inc...........................................      13,600           230,928
 *CacheFlow, Inc.......................................      12,400             7,564
 *Caci International, Inc. Class A.....................      36,100         1,217,111
 *Cadiz, Inc...........................................      56,500           500,590
 Cadmus Communications Corp............................      11,700           152,158
                                                            SHARES             VALUE+
                                                            ------             ------
 *Cagle's, Inc. Class A................................       2,000    $       20,250
 #*Cal Dive International, Inc.........................      41,500         1,005,752
 Calgon Carbon Corp....................................      61,300           517,985
 *Caliber Learning Network, Inc........................      13,600                20
 *Calico Commerce, Inc.................................       5,121             1,562
 *California Amplifier, Inc............................      21,200           129,850
 *California Coastal Communities, Inc..................      10,600            51,516
 California First National Bancorp.....................      15,600           225,030
 *California Micro Devices Corp........................      17,800            96,387
 *California Pizza Kitchen, Inc........................      23,100           531,184
 California Water Service Group........................      19,400           463,660
 *Caliper Technologies Corp............................      28,900           211,692
 #Callaway Golf Co.....................................      38,000           637,260
 *Callon Petroleum Corp................................      17,800            89,890
 *Calloways Nursery, Inc...............................       1,200             1,296
 Cal-Maine Foods, Inc..................................      12,400            44,020
 *Calton, Inc..........................................       7,180             2,154
 *CAM Commerce Solutions, Inc..........................       4,700            19,270
 Cambrex Corp..........................................      31,100         1,357,826
 *Cambridge Heart, Inc.................................      23,400            33,930
 Camco Financial Corp..................................       6,316            90,792
 *Caminus Corp.........................................      25,200           225,288
 *Candela Laser Corp...................................      22,700           132,454
 *Candies, Inc.........................................      19,232            89,813
 *Candlewood Hotel Co., Inc............................       1,500             2,527
 *Cannon Express, Inc. Class A.........................         900               765
 *Cannondale Corp......................................      12,000            37,080
 *Cantel Medical Corp..................................      11,940           232,830
 *Canterbury Information Technology, Inc...............      11,200            10,248
 *Capital Corp. of the West............................       4,520            96,638
 *Capital Crossing Bank................................       9,300           222,967
 *Capital Pacific Holdings, Inc........................      12,300            52,275
 *Capital Senior Living Corp...........................      27,600            93,564
 Capital Southwest Corp................................         300            23,281
 Capitol Bancorp, Ltd..................................       8,564           202,924
 *Caprius, Inc.........................................         548                49
 *Capstone Turbine Corp................................      66,100           160,623
 *Captaris, Inc........................................      46,300           134,038
 Caraustar Industries, Inc.............................      37,800           491,211
 *Carbide/Graphite Group, Inc..........................      11,300                 1
 Carbo Ceramics, Inc...................................      20,900           721,050
 *Cardiac Sciences, Inc................................      81,800           265,441
 #*Cardima, Inc........................................      21,200            31,376
 *CardioDynamics International Corp....................      57,300           192,241
 *CardioGenesis Corp...................................      42,000            40,320
 *Cardiotech International, Inc........................       9,200            11,776
 *Carecentric, Inc.....................................       2,035             1,099
 *Career Blazers, Inc. Trust Units.....................         800                 0
 #*CareerEngine Network, Inc...........................       7,000             1,470
 Carlisle Companies, Inc...............................      37,000         1,374,920
 *Carlyle Industries, Inc..............................       2,458               848
 Carpenter Technology Corp.............................      34,100           997,425
 *Carreker Corp........................................      29,700           289,872
 *Carriage Services, Inc. Class A......................      19,800            85,734
 *Carrier Access Corp..................................      32,100            85,867
 *Carrington Laboratories, Inc.........................      12,300            20,295
 *Carrizo Oil & Gas, Inc...............................      18,300            86,467
 *Cascade Corp.........................................      16,000           224,000
 Cascade Natural Gas Corp..............................      17,700           412,233
 *Casella Waste Systems, Inc. Class A..................      37,169           429,116
 Casey's General Stores, Inc...........................      74,300           886,027

                                      122
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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Cash America International, Inc.......................      37,200    $      310,620
 Castle (A.M.) & Co....................................      20,937           219,210
 *Castle Dental Centers, Inc...........................       5,500               550
 Castle Energy Corp....................................       7,300            46,026
 *Casual Male Corp.....................................      16,700                17
 Catalina Lighting, Inc................................       1,760             9,953
 *Catalyst International, Inc..........................      13,000            32,435
 *Catalytica Energy Systems, Inc.......................      12,891            48,792
 *Catapult Communications Corp.........................      17,000           319,855
 Cathay Bancorp, Inc...................................      14,800           630,332
 Cato Corp. Class A....................................      31,100           843,276
 *Cavalier Homes, Inc..................................      22,960            78,982
 CBRL Group, Inc.......................................       9,600           319,296
 *CCA Industries, Inc..................................       4,300             7,267
 CCBT Financial Companies, Inc.........................      11,100           284,770
 *CCC Information Services Group, Inc..................      36,600           433,344
 *C-COR.Net Corp.......................................      43,600           381,718
 *CD Warehouse, Inc....................................       3,300               643
 *CD&L, Inc............................................       5,200             2,652
 *CDI Corp.............................................      32,900           920,542
 *Cec Entertainment Inc................................      10,800           512,892
 *Celadon Group, Inc...................................      12,500           140,562
 *Celebrity, Inc.......................................       1,300               390
 *Celeritek, Inc.......................................      18,700           156,893
 *Cell Genesys, Inc....................................      45,052           628,475
 #*Cell Pathways, Inc..................................       4,829             9,417
 *Cell Therapeutics, Inc...............................      50,800           362,966
 *Cellegy Pharmaceuticals, Inc.........................      23,700            53,917
 #*CellStar Corp.......................................      15,620            63,027
 *Cellular Technical Services..........................       3,100             5,735
 Centennial Bancorp....................................      36,231           269,921
 *Centennial Cellular Corp.............................      35,000           108,675
 #*CenterSpan Communication Corp.......................      12,100            66,429
 Centex Construction Products, Inc.....................      27,100         1,131,967
 *Centillium Communications, Inc.......................      45,000           321,975
 Central Bancorp, Inc..................................       2,400            73,800
 #*Central European Distribution Corp..................       5,200            80,626
 *Central Garden & Pet Co..............................      30,500           447,740
 Central Parking Corp..................................      45,600         1,121,760
 Central Vermont Public Service Corp...................      18,300           312,747
 Century Aluminum Co...................................      28,500           462,840
 Century Bancorp Income Class A........................       1,000            26,055
 *Century Business Services, Inc.......................     117,400           405,617
 *Cepheid, Inc.........................................      34,700           178,011
 *Ceradyne, Inc........................................      13,200           104,544
 Cerberonics, Inc. Class A.............................         200               735
 *Ceres Group, Inc.....................................      42,400           183,380
 #*Cerus Corp..........................................      18,900           816,669
 CFS Bancorp, Inc......................................      19,000           266,950
 *CGI Group, Inc.......................................      57,880           311,394
 CH Energy Group, Inc..................................      24,500         1,215,445
 *Chad Therapeutics....................................      10,000            31,000
 *Champion Enterprises, Inc............................      83,300           668,066
 Champion Industries, Inc..............................      13,174            38,600
 *Championship Auto Racing Teams, Inc..................      21,200           195,888
 *Champps Entertainment, Inc...........................      18,000           244,170
 *Channell Commercial Corp.............................       6,600            43,230
 *Charles and Colvard, Ltd.............................      16,000            73,120
 *Charles River Associates, Inc........................      12,200           175,802
 *Charles River Laboratories International, Inc........      25,000           918,750
                                                            SHARES             VALUE+
                                                            ------             ------
 *Charlotte Russe Holding, Inc.........................      21,700    $      503,006
 *Charming Shoppes, Inc................................     143,900         1,115,944
 *Chart House Enterprises, Inc.........................       2,216             8,310
 *Chart Industries, Inc................................      33,625            89,442
 Chase Corp............................................       4,100            45,879
 *Chase Industries, Inc................................      11,800           149,860
 *Chattem, Inc.........................................      14,200           408,321
 *Chaus (Bernard), Inc.................................      11,100             5,050
 *Checkers Drive-In Restaurant, Inc....................      14,234           174,295
 #*CheckFree Corp......................................      40,300           854,964
 *Checkpoint System, Inc...............................      42,300           555,822
 *Cheesecake Factory, Inc..............................      14,137           539,821
 Chemed Corp...........................................      13,500           495,450
 Chemfirst, Inc........................................      24,500           683,550
 Chemical Financial Corp...............................      28,635           921,904
 *Cherokee, Inc........................................      11,900           263,763
 Chesapeake Corp.......................................      26,500           737,230
 *Chesapeake Energy Corp...............................     213,770         1,607,550
 Chesapeake Utilities Corp.............................       8,200           172,200
 Chester Valley Bancorp................................         522             8,235
 Chicago Rivet & Machine Co............................         200             5,320
 *Chicos Fas, Inc......................................      53,225         2,036,921
 #*Children's Place Retail Stores, Inc.................      43,000         1,207,655
 *Childtime Learning Centers, Inc......................       6,500            19,695
 *Chiles Offshore, Inc.................................      12,000           323,400
 *ChipPAC, Inc.........................................      93,200           811,772
 *Chiquita Brands International, Inc...................         396             6,819
 Chittenden Corp.......................................      38,573         1,160,662
 *Choice Hotels International, Inc.....................      51,700         1,190,651
 *Cholestech Corp......................................      19,200           351,744
 *Chordiant Software, Inc..............................      60,800           187,264
 *Christopher & Banks Corp.............................      36,675         1,460,949
 *ChromaVision Medical Systems, Inc....................      30,800            58,520
 *Chromcraft Revington, Inc............................      12,600           194,922
 *Chronimed, Inc.......................................      19,400           111,938
 Church & Dwight Co., Inc..............................      50,800         1,766,316
 Churchill Downs, Inc..................................      15,800           552,210
 #*Chyron Corp.........................................      42,600            26,412
 *Ciber, Inc...........................................      79,112           608,371
 *Cima Laboratories, Inc...............................      19,100           541,580
 *Ciphergen Biosystems, Inc............................      21,800           103,659
 *Ciprico, Inc.........................................       6,400            34,048
 CIRCOR International, Inc.............................      15,350           337,853
 #*Circuit City Stores, Inc. (Carmax Group)............      41,100         1,087,917
 *Circuit Systems, Inc.................................       1,600                12
 *Cirrus Logic, Inc....................................     104,800         1,083,108
 Citizens Banking Corp.................................      16,200           532,737
 *Citizens, Inc. Class A...............................      36,921           332,293
 *City Holding Co......................................      23,686           439,494
 City National Corp....................................         211            11,449
 *CKE Restaurants, Inc.................................      71,200           712,000
 Claire's Stores, Inc..................................      76,600         1,543,490
 Clarcor, Inc..........................................      39,300         1,208,475
 *Clare, Inc...........................................      14,700            58,873
 *Clark (Dick) Productions, Inc........................       3,880            56,233
 *Clark/Bardes Holdings, Inc...........................      21,000           506,940
 *Clarus Corp..........................................      19,900           119,300
 Classic Vacation Group, Inc...........................      16,300             1,630
 *Clean Harbors, Inc...................................      15,400           120,428
 *Clearone Communications, Inc.........................      12,200           223,199
 Cleco Corp............................................      54,100         1,252,956

                                      123
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
                                                            SHARES             VALUE+
                                                            ------             ------
 Cleveland Cliffs, Inc.................................      16,800    $      480,312
 *click2learn.com, Inc.................................      30,900            88,837
 *ClickAction, Inc.....................................       9,200             6,578
 *Closure Medical Corp.................................      21,500           333,680
 CNA Surety Corp.......................................      52,400           792,288
 *Cnbt Bancshares, Inc., Escrow Share..................       6,400             1,280
 *CNET Networks, Inc...................................     137,600           427,248
 CNF Transportation, Inc...............................       5,500           198,055
 *CNS, Inc.............................................      23,100           135,481
 Coachmen Industries, Inc..............................      22,500           387,000
 *Coast Dental Services, Inc...........................       2,766            14,508
 *Coast Distribution System............................       4,000            12,000
 Coastal Bancorp, Inc..................................       8,200           265,844
 *Coastcast Corp.......................................      12,300            30,750
 *Cobalt Corp..........................................      25,400           521,970
 CoBiz, Inc............................................       8,550           139,621
 *Cobra Electronic Corp................................       6,100            51,331
 Coca-Cola Bottling Co. Consolidated...................       9,000           447,435
 #*Coeur d'Alene Mines Corp............................      36,300            67,155
 *Cogent Communications Group, Inc.....................       1,013             2,634
 *Cognex Corp..........................................      54,300         1,243,198
 *Cognitronics Corp....................................       4,250            12,750
 *Cognizant Technology Solutions Corp..................       8,600           420,153
 *Coherent, Inc........................................      37,300         1,122,357
 *Cohesion Technologies, Inc...........................      13,600            32,028
 Cohu, Inc.............................................      32,400           793,638
 *Coinstar, Inc........................................      27,200           776,696
 *Cold Metal Products, Inc.............................       3,500             1,400
 *Coldwater Creek, Inc.................................      16,600           325,526
 *Cole (Kenneth) Productions, Inc. Class A.............      14,450           381,769
 *Cole National Corp. Class A..........................      21,700           403,620
 *Collagenex Pharmaceuticals, Inc......................      13,200           119,460
 #*Collateral Therapeutics, Inc........................      17,300           190,992
 #*Collins & Aikman Corp...............................      57,360           986,592
 Collins Industries, Inc...............................      11,200            56,000
 *Colorado Medtech, Inc................................      19,600            62,622
 *Columbia Banking System, Inc.........................      21,623           248,124
 *Columbia Laboratories, Inc...........................      43,600           230,644
 *Columbia Sportswear Co...............................      45,450         1,613,929
 Columbus McKinnon Corp................................      20,800           203,736
 *Com21, Inc...........................................      25,800            19,995
 *Comarco, Inc.........................................       7,000            54,425
 *Comdial Corp.........................................      11,400             4,275
 *Comforce Corp........................................      13,877            16,652
 *Comfort Systems USA, Inc.............................      56,200           264,140
 Commerce Group, Inc...................................      29,400         1,156,596
 *Commerce One, Inc....................................     145,200           107,448
 Commercial Bancshares, Inc............................       2,586            73,378
 Commercial Federal Corp...............................      60,300         1,736,640
 Commercial Metals Co..................................      21,800         1,000,620
 #Commercial National Financial Corp...................       3,200            66,720
 Commonwealth Bancorp, Inc.............................      14,500           408,392
 Commonwealth Industries, Inc..........................      21,600           155,844
 *Commscope, Inc.......................................      80,200         1,136,434
 Communications Systems, Inc...........................      14,100           119,215
 Community Bank System, Inc............................      15,500           482,050
 #Community Bankshares, Inc............................         210             3,570
 Community Financial Group, Inc........................       2,300            55,844
 Community First Bankshares, Inc.......................      49,800         1,355,307
 Community Trust Bancorp, Inc..........................      16,948           425,141
                                                            SHARES             VALUE+
                                                            ------             ------
 *Community West Bancshares............................       5,500    $       27,225
 *Competitive Technologies, Inc........................       8,800            23,012
 *Compucom Systems, Inc................................      62,200           247,556
 *CompuCredit Corp.....................................      54,800           380,860
 *Compudyne Corp.......................................       7,900           122,015
 *Computer Access Technology Corp......................      26,200            91,045
 *Computer Horizons Corp...............................      57,600           250,272
 *Computer Learning Centers, Inc.......................      20,358                35
 *Computer Motion, Inc.................................      20,200            29,290
 *Computer Network Technology Corp.....................      39,000           328,185
 *Computer Task Group, Inc.............................      33,400           153,640
 *Computrac, Inc.......................................       6,200             2,263
 CompX International, Inc..............................       7,900            97,960
 *Comshare, Inc........................................      15,400            40,348
 *Comstock Resources, Inc..............................      39,100           322,966
 *Comtech Telecommunications Corp......................      11,600           114,550
 #*Concepts Direct, Inc................................         700             1,207
 *Conceptus, Inc.......................................      21,100           391,299
 *Concero, Inc.........................................      16,500             5,692
 *Concerto Software, Inc...............................      21,400           172,377
 *Concord Camera Corp..................................      38,700           267,804
 *Concord Communications, Inc..........................      24,900           374,869
 *Concur Technologies, Inc.............................      32,300            99,807
 *Concurrent Computer Corp.............................      80,000           507,600
 *Conductus, Inc.......................................      10,000            19,950
 #*Cone Mills Corp.....................................      39,900           139,650
 *Congoleum Corp. Class A..............................       5,500            15,400
 *Conmed Corp..........................................      37,912           904,012
 Connecticut Bancshares, Inc...........................       1,300            43,023
 Connecticut Water Services, Inc.......................       9,300           236,499
 *Connitics Corp.......................................      38,300           500,198
 *Conrad Industries, Inc...............................       8,300            39,840
 #*Conseco, Inc........................................     133,700           373,023
 *Consolidated Freightways Corp........................      34,300           108,559
 *Consolidated Graphics, Inc...........................      18,700           375,870
 Consolidated Tokoma Land Co...........................       6,400           131,520
 *Continental Materials Corp...........................         200             5,420
 *Convera Corp.........................................      38,500           146,492
 *Convergent Communications, Inc.......................       2,100                 6
 #*Cooker Restaurant Corp..............................       6,600               627
 Cooper Companies, Inc.................................      20,900         1,045,209
 Cooper Tire & Rubber Co...............................      59,200         1,352,128
 Cooperative Bankshares, Inc...........................       1,400            22,057
 *CoorsTek, Inc........................................      12,500           420,812
 *Copper Mountain Networks, Inc........................      31,200            26,364
 *Core Materials Corp..................................       7,700            16,940
 *Corel Corp...........................................           1                 1
 *Corillian Corp.......................................      42,400            83,528
 *Corinthian Colleges, Inc.............................       4,000           109,660
 *Corixa Corp..........................................      56,482           371,369
 Corn Products International, Inc......................      44,900         1,522,110
 *Cornell Companies, Inc...............................      15,200           167,200
 *Corporate Executive Board Co.........................      38,000         1,333,040
 *Correctional Services Corp...........................      14,812            33,327
 *Corrections Corporation of America...................      35,000           567,700
 *Corrpro Companies, Inc...............................       7,875             9,450
 Corus Bankshares, Inc.................................      20,900         1,040,193
 *Corvas International, Inc............................      35,700            91,213
 *Corvel Corp..........................................      15,600           536,406
 *Cost Plus, Inc.......................................      33,875         1,086,032
 *CoStar Group, Inc....................................      24,600           522,012
 *Cost-U-Less, Inc.....................................       3,000             5,685

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Cotton States Life Insurance Co.......................       6,330    $       62,635
 Courier Corp..........................................       2,850           124,117
 *Covance, Inc.........................................      78,200         1,427,150
 *Covansys Corp........................................      41,600           292,656
 *Covenant Transport, Inc. Class A.....................      15,500           245,365
 *Coventry Health Care, Inc............................      57,000         1,769,850
 Covest Bancshares, Inc................................       2,425            53,714
 *Covista Communications, Inc..........................       3,000            12,240
 CPAC, Inc.............................................       6,120            43,085
 CPB, Inc..............................................      12,000           512,160
 #*C-Phone Corp........................................      11,700               158
 *CPI Aerostructures, Inc..............................          66               426
 CPI Corp..............................................      10,500           188,370
 Craftmade International, Inc..........................       9,900           137,857
 Crawford & Co. Class A................................      22,300           200,700
 Crawford & Co. Class B................................      37,700           426,010
 #*Cray, Inc...........................................      56,400           218,268
 *Credence Systems Corp................................      72,570         1,375,564
 *Credit Acceptance Corp...............................      57,400           779,205
 #*Cree Research, Inc..................................      90,800         1,045,562
 *Crescent Operating, Inc..............................       9,100             3,458
 *Crestline Capital Corp...............................      15,500           526,225
 *Critical Path, Inc...................................      37,400            45,815
 *Criticare Systems, Inc...............................      13,700            76,103
 Crompton Corp.........................................     113,100         1,280,292
 *Cross (A.T.) Co. Class A.............................      22,100           165,750
 #*Cross Media Marketing Corp..........................       1,077            12,913
 *Crossroads Systems, Inc..............................      34,000            53,890
 *Crosswalk.com, Inc...................................       9,600             6,384
 *Crown Castle International Corp......................      42,300           190,350
 #*Crown Cork & Seal Co., Inc..........................     131,800         1,093,940
 *Crown Crafts, Inc....................................      11,100             8,158
 *Crown Media Holdings, Inc............................      61,500           612,847
 *Crown-Andersen, Inc..................................       1,000             6,175
 *Crusader Holdings Corp...............................           3                 0
 *Cryolife, Inc........................................      27,200           788,256
 *CSK Auto Corp........................................      52,000           831,480
 *CSP, Inc.............................................       4,600            15,479
 *CSS Industries, Inc..................................      11,600           427,112
 CT Communications, Inc................................      22,600           332,333
 *CTB International Corp...............................      11,800           199,007
 #*CTC Communications Group, Inc.......................      42,050            75,480
 CTS Corp..............................................      43,000           683,700
 Cubic Corp............................................      38,100         1,029,081
 *Cubist Pharmaceuticals, Inc..........................      37,000           536,685
 *Culp, Inc............................................      12,800           163,072
 *Cumulus Media, Inc. Class A..........................      31,100           669,427
 *CUNO, Inc............................................      26,100           901,885
 *CuraGen Corp.........................................      60,800           487,312
 *Curative Health Services, Inc........................      14,400           200,592
 *Curis, Inc...........................................      32,250            41,764
 *Curon Medical, Inc...................................      10,000            35,300
 Curtiss-Wright Corp...................................      13,000           925,600
 *Cutter & Buck, Inc...................................      14,550           101,923
 *CV Therapeutics, Inc.................................      32,200           614,698
 CVB Financial Corp....................................      48,112         1,058,945
 *CVF Technologies Corp................................       8,600             2,150
 *Cyanotech Corp.......................................      10,900             9,428
 *Cyberonics, Inc......................................      29,700           454,113
 *Cyberoptics Corp.....................................       9,900           112,860
 *Cybersource Corp.....................................      52,000           120,900
 *Cybex International, Inc.............................       8,700            17,400
                                                            SHARES             VALUE+
                                                            ------             ------
 *Cygnus, Inc..........................................      52,200    $      128,151
 *Cylink Corp..........................................      42,600            34,506
 *Cymer, Inc...........................................      32,500         1,406,112
 *Cysive, Inc..........................................      37,600            89,676
 *Cytec Industries, Inc................................      51,600         1,599,084
 *Cytogen Corp.........................................      95,200           110,908
 *Cytrx Corp...........................................       1,700             1,436
 D & K Healthcare Resources, Inc.......................      18,700           623,645
 *D A Consulting Group, Inc............................       6,700             5,494
 *Daily Journal Corp...................................         200             5,325
 *Dairy Mart Convenience Stores, Inc...................       4,800               744
 *Daisytek International Corp..........................      27,700           393,755
 *Daktronics, Inc......................................      23,000           211,025
 *Dan River, Inc. Class A..............................      29,700           119,988
 *Danielson Holding Corp...............................      27,700           174,510
 *Daou Systems, Inc....................................      23,000            24,725
 *Data I/O Corp........................................      11,300            13,503
 #*Data Race, Inc......................................      36,700             1,578
 *Data Systems & Software, Inc.........................      12,000            44,220
 *Datakey, Inc.........................................       1,000             2,880
 *Datalink Corp........................................      12,300            65,190
 *Datamarine International, Inc........................         200                17
 *Dataram Corp.........................................      11,100            64,491
 Datascope Corp........................................      21,700           630,710
 *Datastream Systems, Inc..............................      32,100           210,094
 *Datatec Systems, Inc.................................       8,600             7,439
 *DataTRAK International, Inc..........................       5,600            16,492
 *Datawatch Corp.......................................       2,066             4,907
 *Datum, Inc...........................................       9,500           123,167
 *Dave and Busters, Inc................................      18,100           219,553
 *Daw Technologies, Inc................................       3,575             1,519
 *Dawson Geophysical Co................................       5,400            41,040
 *Daxor Corp...........................................       6,100           110,715
 *DDi Corp.............................................      56,000           155,960
 Deb Shops, Inc........................................      17,900           593,295
 *Deckers Outdoor Corp.................................      11,800            54,339
 *Decora Industries, Inc...............................       5,500               247
 Decorator Industries, Inc.............................       2,762            16,489
 *Del Global Technologies Corp.........................       8,500            33,320
 *Del Laboratories, Inc................................      18,123           452,169
 *Del Monte Foods Co...................................      75,600           767,340
 *dELiA*s Corp. Class A................................      32,645           196,523
 *Delphax Technologies, Inc............................       8,000            32,240
 Delphi Financial Group, Inc. Class A..................      20,900           877,800
 Delta and Pine Land Co................................      50,000           967,500
 Delta Apparel, Inc....................................       2,620            72,312
 *Delta Financial Corp.................................      19,600            29,008
 Delta Natural Gas Co., Inc............................       3,100            67,828
 *Delta Woodside Industries, Inc.......................       6,550            15,392
 *Deltagen, Inc........................................      22,000            96,690
 *Deltek Systems, Inc..................................      23,600           168,858
 Deltic Timber Corp....................................      19,700           631,385
 *Denali, Inc..........................................       4,300               365
 *Denbury Resources, Inc...............................      59,700           554,016
 *Dendreon Corp........................................      31,300            92,648
 *Dendrite International, Inc..........................      45,500           540,312
 *Department 56, Inc...................................      22,900           412,200
 *DepoMed, Inc.........................................      13,600            57,800
 *Designs, Inc.........................................      17,400           123,366
 *Detrex Corp..........................................         500             3,175
 *Devcon International Corp............................       4,000            27,340
 Dewolfe Companies, Inc................................         300             3,735

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Diacrin, Inc.........................................      23,300    $       39,493
 Diagnostic Products Corp..............................      37,600         1,893,160
 *Diametrics Medical, Inc..............................      38,400           162,240
 *DiamondCluster International, Inc....................      26,900           214,931
 *Dianon Systems, Inc..................................      14,733           951,310
 #*Dice, Inc...........................................      13,500            39,757
 *Diedrich Coffee, Inc.................................       4,025            13,645
 *Digene Corp..........................................      25,600           593,536
 *Digex, Inc...........................................      12,700             9,334
 *Digi International, Inc..............................      26,833           121,553
 *Digimarc Corp........................................      22,000           281,820
 *Digital Angel Corp...................................       3,800            14,250
 *Digital Courier Technologies, Inc....................       7,200               155
 *Digital Generation Systems, Inc......................      49,400            49,153
 *Digital Impact, Inc..................................      10,800            22,302
 *Digital Insight Corp.................................      41,600           593,840
 *Digital Lightwave, Inc...............................      39,200           123,284
 *Digital Power Corp...................................       1,000               725
 *Digital River, Inc...................................      35,000           225,225
 *DigitalThink Inc.....................................      40,400            63,024
 *Digitas, Inc.........................................      45,000           183,600
 Dime Community Bancorp, Inc...........................      37,800           911,925
 Dimon, Inc............................................      58,000           412,960
 *Diodes, Inc..........................................      14,700           125,758
 *Dionex Corp..........................................      29,600           757,908
 *Directrix, Inc.......................................         813                41
 *Discovery Partners International.....................      30,400           181,032
 *Dispatch Management Services Corp....................       4,300                17
 *Display Technologies, Inc............................      11,330                74
 *Ditech Communications Corp...........................      40,500           121,297
 *Diversa Corp.........................................      30,900           346,234
 *Diversified Corporate Resources, Inc.................       2,200             1,254
 *divine, Inc. Class A.................................          17                89
 *Dixie Group, Inc.....................................      16,500           110,797
 *Dixon Ticonderoga Co.................................       1,900             2,945
 *DMC Stratex Networks, Inc............................     112,500           393,750
 *Dobson Communications Corp...........................      55,600           132,606
 *Docent, Inc..........................................      32,200            62,146
 *DocuCorp International, Inc..........................      21,000           211,050
 *Document Sciences Corp...............................      14,200            32,873
 *Documentum, Inc......................................      49,800           647,649
 *Dollar Thrifty Automotive Group, Inc.................      33,800           785,512
 *Dominion Homes, Inc..................................       5,800           134,270
 Donegal Group, Inc. Class A...........................       7,466            85,075
 Donegal Group, Inc. Class B...........................       3,733            40,204
 Donnelly Corp. Class A................................       7,300           143,664
 *Dorsey Trailers, Inc.................................       3,000                24
 *Dot Hill Systems Corp................................      38,160           170,957
 *DoubleClick, Inc.....................................      54,280           447,539
 Dover Downs Gaming & Entertainment, Inc...............      21,210           282,093
 Dover Motorsports, Inc................................      30,300           181,497
 Downey Financial Corp.................................      30,476         1,660,637
 *DPAC Technologies Corp...............................      31,000            84,475
 DQE, Inc..............................................      72,700         1,285,336
 *Dress Barn, Inc......................................      28,600           907,335
 *Drew Industries, Inc.................................      15,000           232,500
 *Drexler Technology Corp..............................      15,800           322,399
 Dreyer's Grand Ice Cream, Inc.........................      41,900         1,840,876
 *Dril-Quip, Inc.......................................      23,700           548,892
 *DRS Technologies, Inc................................      21,500           842,800
 *Drugstore.com, Inc...................................      11,200            30,184
                                                            SHARES             VALUE+
                                                            ------             ------
 *Dryclean USA, Inc....................................         200    $          132
 *DSET Corp............................................       2,450               906
 *DSP Group, Inc.......................................      33,700           657,655
 *DT Industries, Inc...................................      14,100            62,956
 *DualStar Technologies Corp...........................      24,200             5,082
 *Duane Reade, Inc.....................................      29,100           958,845
 *Duckwall-Alco Stores, Inc............................       6,200            88,505
 *Ducommun, Inc........................................      15,000           285,000
 *DuPont Photomasks, Inc...............................      23,200           806,780
 *Dura Automotive Systems, Inc.........................      20,800           462,904
 *DuraSwitch Industries, Inc...........................       8,800            57,156
 *Duratek, Inc.........................................      19,500           122,655
 *Durect Corp..........................................      10,600            74,465
 *DUSA Pharmaceuticals, Inc............................      19,400            43,747
 *DVI, Inc.............................................      19,700           384,938
 *Dwyer Group, Inc.....................................       9,100            37,947
 *Dyax Corp............................................      31,400           127,641
 *Dycom Industries, Inc................................     117,566         1,551,871
 *#Dynacq International, Inc...........................      18,400           237,268
 *Dynamic Materials Corp...............................       2,000             7,350
 *Dynamics Research Corp...............................       9,700           223,294
 *#E Com Ventures, Inc.................................       2,775            15,027
 *E.piphany, Inc.......................................      87,400           364,458
 *Eagle Bancshares, Inc................................       8,100           209,506
 *Eagle Food Centers, Inc..............................       2,575             2,395
 *EarthLink, Inc.......................................      23,600           155,406
 East West Bancorp, Inc................................      37,700         1,275,014
 Eastern Co............................................       4,950            76,230
 *#EasyLink Services Corp..............................      11,569            13,709
 *Eateries, Inc........................................       3,800            12,065
 *eBenX, Inc...........................................      26,500           105,735
 *eBT International, Inc...............................      26,400             9,504
 *ECC International Corp...............................       9,550            30,560
 *#Echelon Corp........................................      50,100           649,296
 *Eclipsys Corp........................................      17,600           261,888
 *#Eco Soil Systems, Inc...............................      19,700               256
 *Ecogen, Inc..........................................      13,640               477
 *eCollege.com.........................................      19,400            77,406
 Ecology & Environment, Inc. Class A...................       2,000            22,400
 *Ecometry Corp........................................      10,300            28,582
 *Edac Technologies Corp...............................       3,500             2,695
 Edelbrock Corp........................................       7,370            94,889
 *Eden Bioscience Corp.................................      12,800            25,856
 *#EDGAR Online, Inc...................................      16,400            47,396
 *Edge Petroleum Corp..................................      12,900            76,174
 *Edgewater Technology, Inc............................      21,069            85,224
 *Edison Control Corp..................................       1,000             6,925
 Edo Corp..............................................      22,800           630,192
 *Education Management Corp............................      38,400         1,596,672
 Educational Development Corp..........................       1,800            12,159
 *Educational Insights, Inc............................       2,700             1,093
 EFC Bancorp, Inc......................................       4,800            82,368
 *eFunds Corp..........................................      40,400           558,732
 *EGL, Inc.............................................      69,600         1,149,444
 *eGlobe, Inc..........................................      10,255               385
 *El Paso Electric Co..................................      80,400         1,184,292
 *Elcom International, Inc.............................      35,900            21,360
 Elcor Corp............................................      32,400           863,460
 *Elcotel, Inc.........................................      17,600                79
 *Elder-Beerman Stores Corp............................      20,900            64,267
 *#Electric Fuel Corp..................................      29,000            33,495
 *Electro Rent Corp....................................      38,700           494,005

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Electro Scientific Industries, Inc...................      35,700    $      942,837
 *Electroglas, Inc.....................................      33,100           466,710
 *Electronics Boutique Holdings Corp...................      33,500           993,945
 *Electronics for Imaging, Inc.........................      67,700         1,106,556
 *Elite Information Group, Inc.........................      11,700           133,906
 *#Elizabeth Arden, Inc................................      21,100           276,515
 *E-Loan, Inc..........................................      31,000            36,890
 *eLoyalty Corp........................................       7,200            41,904
 *ELXSI Corp...........................................       1,800            12,780
 *Embarcadero Technologies, Inc........................      30,500           292,037
 *Embrex, Inc..........................................      10,400           243,932
 EMC Insurance Group, Inc..............................      14,600           312,659
 *Emcee Broadcast Products, Inc........................       5,600             3,528
 *Emcor Group, Inc.....................................      16,700           943,049
 *EMCORE Corp..........................................      45,800           329,302
 *Emerging Vision, Inc.................................      25,700             1,670
 *#Emeritus Corp.......................................      14,100            64,155
 *Emisphere Technologies, Inc..........................      29,300           146,207
 *Emmis Broadcasting Corp. Class A.....................      49,200         1,456,074
 Empire District Electric Co...........................      28,100           562,000
 Empire Federal Bancorp, Inc...........................       2,100            30,922
 *EMS Technologies, Inc................................      14,000           313,110
 *#En Pointe Technologies, Inc.........................      10,400            10,816
 Enbridge Energy Partners, L.P.........................      23,600         1,040,760
 *Enchira Biotechnology Corp...........................       4,414               662
 *Encompass Services Corp..............................      99,625            91,655
 *Encore Acquisition Co................................       6,200            96,038
 *#Encore Med Corp.....................................      13,200            45,870
 *Encore Wire Corp.....................................      22,800           310,194
 *Endo Pharmaceuticals Holdings, Inc...................     100,300         1,104,804
 *Endocardial Solutions, Inc...........................      20,800           172,640
 *Endocare, Inc........................................      27,700           407,190
 Energen Corp..........................................      42,900         1,167,738
 *Energy Conversion Devices, Inc.......................      27,600           556,278
 *Energy Partners, Ltd.................................       4,300            32,078
 Energy West, Inc......................................         200             1,995
 Energysouth, Inc......................................       5,300           157,171
 *Enesco Group, Inc....................................      21,700           152,768
 Engineered Support Systems, Inc.......................      14,000           673,330
 *Enherent Corp........................................      18,300             1,418
 *#Enlighten Software Solutions, Inc...................       1,600                 9
 Ennis Business Forms, Inc.............................      25,900           362,600
 *Enserch Corp.........................................      60,159           123,326
 *Entegris, Inc........................................      42,000           539,910
 *Entrada Networks, Inc................................       9,405             2,492
 *Entravision Communications Corp......................      59,500           932,960
 *Entremed, Inc........................................      27,400           158,783
 *Entrust Technologies, Inc............................      80,800           323,604
 *Envirogen, Inc.......................................         616               678
 *Environmental Elements Corp..........................       9,200            28,980
 *Environmental Technologies Corp......................       3,700             1,258
 *Environmental Tectonics Corp.........................       8,900            68,975
 *Enzo Biochem, Inc....................................      37,016           677,393
 *EP Medsystems, Inc...................................      23,400            50,895
 *#EpicEdge, Inc.......................................      21,900             2,518
 *Epicor Software Corp.................................      58,042           106,507
 *#Epimmune, Inc.......................................      11,800            25,665
 *EPIQ Systems, Inc....................................      18,750           298,687
 *EPIX Medical, Inc....................................      20,200           201,798
 *ePlus, Inc...........................................      14,600           132,714
 *ePresence, Inc.......................................      32,600           139,854
 *#Equimed Inc. Nevis..................................       2,250                 0
                                                            SHARES             VALUE+
                                                            ------             ------
 *Equity Marketing, Inc................................       9,100    $      122,076
 *Equity Oil Co........................................      17,200            38,528
 *eResearch Technology, Inc............................       9,700           187,210
 *eResource Capital Group, Inc.........................      34,400             7,224
 *Ergo Science Corp....................................       7,850            15,190
 ESB Financial Corp....................................       5,808            74,894
 *Escalon Medical Corp.................................       3,200             8,832
 *Esco Technologies, Inc...............................      15,400           546,854
 *eSpeed, Inc..........................................      25,400           288,544
 *Esperion Therapeutics, Inc...........................       1,700             8,194
 Espey Manufacturing & Electronics Corp................         400             8,000
 *#ESS Technology, Inc.................................      59,100           944,122
 *Essential Therapeutics, Inc..........................      23,500            60,512
 *Esterline Technologies Corp..........................      27,900           578,925
 Ethan Allen Interiors, Inc............................      34,800         1,324,140
 *Ethyl Corp...........................................     114,600           120,330
 *European Micro Holdings, Inc.........................       4,600               103
 *Evans & Sutherland Computer Corp.....................      15,500           139,190
 *Evans Systems, Inc...................................       4,000               300
 *Evercel, Inc.........................................       1,666             3,149
 *Evergreen Resources, Inc.............................      24,000         1,072,800
 *Evergreen Solar, Inc.................................      10,600            25,599
 *Everlast Worldwide, Inc..............................       1,500             5,550
 *Evolving Systems, Inc................................      14,200             7,171
 *Exabyte Corp.........................................      34,400            33,196
 *Exactech, Inc........................................       6,500           118,722
 *Exar Corp............................................      50,800         1,098,042
 *Excel Technology, Inc................................      16,100           383,341
 *eXcelon Corp.........................................       7,411             8,041
 *EXE Technologies, Inc................................      65,800            79,289
 *Exelixis, Inc........................................      55,843           433,900
 *Exponent, Inc........................................       8,700           111,273
 *Extended Stay America, Inc...........................      79,300         1,269,593
 *Extended Systems, Inc................................      15,600            61,542
 *Extensity, Inc.......................................      15,300            20,502
 *Extreme Networks, Inc................................     124,500         1,404,360
 *Exult, Inc...........................................      66,700           465,232
 *Ezcorp, Inc. Class A Non-Voting......................      11,900            41,293
 *E-Z-Em, Inc. Class A.................................       5,400            59,400
 *E-Z-Em, Inc. Class B.................................       4,462            40,270
 *Ezenia! Inc..........................................      15,900             3,736
 F & M Bancorp.........................................       8,462           249,671
 *#F.A.O., Inc.........................................       6,900            45,367
 F.N.B. Corp...........................................      62,843         1,953,178
 *F5 Networks, Inc.....................................      32,800           388,352
 Fab Industries, Inc...................................       6,900           124,890
 *Factory 2-U Stores, Inc..............................      20,200           320,978
 Factset Research Systems, Inc.........................      42,000         1,369,200
 *Factual Data Corp....................................      10,600           124,444
 #Fair, Isaac & Co., Inc...............................      30,650         1,796,090
 *Fairchild Corp. Class A..............................      35,152           135,687
 Falcon Products, Inc..................................      12,500            66,125
 *#FalconStor Software, Inc............................      58,800           289,590
 *Famous Dave's of America, Inc........................      15,100           116,345
 *Fargo Electronics....................................      15,000           128,250
 Farmer Brothers Co....................................       2,400           828,000
 *Faro Technologies, Inc...............................      13,900            30,580
 *FASTNET Corp.........................................       5,000             7,825
 FBL Financial Group, Inc. Class A.....................      40,500           801,090
 *Featherlite Manufacturing, Inc.......................       6,500            20,832
 Fedders Corp..........................................      34,210            97,498

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Federal Screw Works...................................       2,250    $       89,314
 Federal Signal Corp...................................      52,700         1,333,310
 *#Federal-Mogul Corp..................................      59,400            40,095
 *FEI Co...............................................      41,800         1,122,121
 *#Female Health Co....................................       9,300            15,438
 Ferro Corp............................................      44,800         1,316,672
 FFLC Bancorp..........................................       4,600           123,257
 *Fibermark, Inc.......................................       8,800            71,544
 *Fiberstars, Inc......................................       6,000            28,080
 Fidelity Bancorp, Inc.................................       3,900            86,190
 Fidelity Bankshares, Inc..............................      18,732           377,543
 *Fidelity Federal Bancorp.............................       2,500             6,625
 Fidelity National Corp................................      11,400           120,669
 *#Fidelity National Information Solutions, Inc........      30,186           875,847
 *Filenet Corp.........................................      47,900           738,378
 *Film Roman, Inc......................................       4,700             1,034
 *Financial Federal Corp...............................      21,200           722,920
 Finger Lakes Bancorp, Inc.............................       2,500            32,937
 *#Finisar Corp........................................      25,200            65,646
 *Finish Line, Inc. Class A............................      30,300           471,316
 *Finishmaster, Inc....................................         800            10,196
 *Finlay Enterprises, Inc..............................      13,500           211,005
 *Firebrand Financial Group, Inc.......................      11,100               333
 First Albany Companies, Inc...........................      14,965            96,824
 First American Financial Corp.........................      64,487         1,431,611
 *First Aviation Services, Inc.........................       6,200            29,295
 First Bancorp.........................................       6,210           143,327
 First Bell Bancorp, Inc...............................       6,600           118,041
 *First Cash, Inc......................................      12,300           127,797
 First Charter Corp....................................      37,620           686,565
 *First Cincinati, Inc.................................       1,900                 2
 First Citizens Bancshares, Inc........................       1,300           145,814
 First Commonwealth Financial Corp.....................      75,660           966,178
 *First Consulting Group, Inc..........................      34,244           288,677
 First Defiance Financial Corp.........................       7,559           152,805
 First Essex Bancorp...................................      10,600           328,070
 First Federal Bancshares of Arkansas, Inc.............       4,400           112,090
 First Federal Capital Corp............................      25,300           537,245
 First Financial Bancorp...............................      69,025         1,285,245
 First Financial Bankshares, Inc.......................      16,016           577,777
 First Financial Corp..................................       1,275            59,440
 First Financial Holdings, Inc.........................      19,000           555,655
 First Franklin Corp...................................         300             3,420
 #First Georgia Holdings, Inc..........................       1,012             3,997
 *First Horizon Pharmaceutical Corp....................      42,800           952,942
 First Indiana Corp....................................      20,500           406,310
 *First Investors Financial Services Group, Inc........       6,000            23,100
 First Keystone Financial, Inc.........................       2,000            33,410
 *First Mariner Bank Corp..............................       4,900            57,575
 First Merchants Corp..................................      16,605           470,835
 First Midwest Bancorp, Inc............................       7,375           209,892
 First Midwest Financial, Inc..........................       2,500            34,750
 First Mutual Bancshares, Inc..........................       4,144            62,305
 First Niagara Financial Group, Inc....................      36,800           934,904
 First Oak Brook Bancshares, Inc. Class A..............       2,100            66,769
 First Place Financial Corp............................      16,867           292,389
 *First Republic Bank..................................      21,750           714,270
 First SecurityFed Financial, Inc......................       5,400           118,017
                                                            SHARES             VALUE+
                                                            ------             ------
 First Sentinel Bancorp, Inc...........................      55,300    $      767,011
 First Source Corp.....................................      27,731           641,557
 First United Corp.....................................       2,800            50,750
 *First Virtual Communications, Inc....................      39,553            23,930
 First Years, Inc......................................      13,300           149,093
 FirstBank NW Corp.....................................       1,600            30,632
 *FirstCity Financial Corp.............................       8,300            10,084
 FirstFed America Bancorp, Inc.........................       9,476           244,955
 *FirstFed Financial Corp..............................      24,200           713,900
 *Firstwave Technologies, Inc..........................       2,600            32,032
 *Fischer Imaging Corp.................................      10,700           109,140
 Flag Financial Corp...................................       6,500            66,625
 Flagstar Bancorp, Inc.................................      25,500           722,925
 Flamemaster Corp......................................         247             1,568
 *Flander Corp.........................................      31,500            58,905
 Fleetwood Enterprises, Inc............................      49,300           512,227
 #Fleming Companies, Inc...............................      59,300         1,312,902
 Flexsteel Industries, Inc.............................       8,300           134,667
 *Flir Systems, Inc....................................      20,950           927,037
 *Florida Banks, Inc...................................       6,000            53,850
 Florida Public Utilities Co...........................       3,600            68,220
 Florida Rock Industries, Inc..........................      39,300         1,516,980
 FloridaFirst Bancorp..................................       2,400            46,500
 *Florsheim Group, Inc.................................       4,800               108
 *Flow International Corp..............................      22,000           200,090
 *Flowers Foods, Inc...................................      37,350           956,533
 *Flowserve Corp.......................................      50,200         1,604,894
 Flushing Financial Corp...............................      20,100           381,196
 *FMC Corp.............................................      39,500         1,402,250
 FNB Financial Services Corp...........................       2,100            35,101
 *Foamex International, Inc............................      30,700           342,305
 *#Focal Communications Corp...........................       5,500            19,772
 *FOCUS Enhancements, Inc..............................       3,132             4,917
 *Foodarama Supermarkets, Inc..........................       1,500            66,337
 Foothill Independent Bancorp..........................       7,918           136,190
 *Footstar, Inc........................................      29,600           703,000
 Forest City Enterprises, Inc. Class B.................       4,500           174,150
 *Forest Oil Corp......................................      46,770         1,368,490
 *Forgent Networks, Inc................................      38,600           123,906
 *Forrester Resh, Inc..................................      30,300           612,817
 *#Fortel, Inc.........................................      13,800             1,138
 *Fortune Financial, Inc...............................       6,100                 1
 *Forward Air Corp., Inc...............................      28,250           900,610
 *Fossil, Inc..........................................      53,875         1,657,464
 *Foster (L.B.) Co. Class A............................      12,400            69,006
 *Foster Wheeler, Ltd..................................      57,000            95,760
 *Fotoball USA, Inc....................................       4,400            22,660
 *Foundry Networks, Inc................................     116,500           765,405
 *Fountain Powerboat Industries, Inc...................       6,800            19,516
 *Four Kids Entertainment, Inc.........................      16,600           299,132
 *#FPIC Insurance Group, Inc...........................      13,200           205,062
 Frankfort First Bancorp, Inc..........................         850            15,351
 Franklin Bank National Associaton.....................       3,789            73,128
 *Franklin Covey Co....................................      25,900            78,736
 Franklin Electric Co., Inc............................      14,000           673,610
 *Franklin Electronic Publishers, Inc..................      12,600            20,160
 Freds, Inc. Class A...................................      36,000         1,231,020
 *#FreeMarkets, Inc....................................      53,500           826,842
 Fremont General Corp..................................     109,700           487,068
 Frequency Electronics, Inc............................      12,900           145,125
 *Fresh America Corp...................................       4,900               857
 Fresh Brands, Inc.....................................       7,700           143,797

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Fresh Choice, Inc....................................       7,400    $       17,760
 *#Friede Goldman Halter, Inc..........................      62,283             5,325
 *Friedman Billings Ramsey Group, Inc. Class A.........      22,000           213,400
 Friedman Industries, Inc..............................       6,158            17,242
 Friedmans, Inc. Class A...............................      22,200           260,961
 *#Friendly Ice Cream Corp.............................       9,600            70,080
 Frisch's Restaurants, Inc.............................       7,000           139,300
 *Frontier Airlines, Inc...............................      42,900           732,732
 Frontier Oil Corp.....................................      44,000           706,200
 *Frontstep, Inc.......................................      12,000            38,220
 *Frozen Food Express Industries, Inc..................      21,307            59,553
 FSF Financial Corp....................................       2,800            63,700
 *FSI International, Inc...............................      40,300           391,514
 *FTI Consulting, Inc..................................      25,150           769,338
 *FuelCell Energy, Inc.................................      50,800           616,204
 Fuller (H.B.) Co......................................      45,000         1,298,700
 *Furr's/Bishop's, Inc.................................       2,700             5,292
 *#FX Energy, Inc......................................      19,400            39,091
 G & K Services, Inc. Class A..........................      26,600         1,014,524
 GA Financial, Inc.....................................       5,700           108,870
 *Gabelli Asset Management, Inc........................       7,900           310,075
 *Gadzooks, Inc........................................      14,300           182,682
 *Gainsco, Inc.........................................      27,811             4,033
 *Galagen, Inc.........................................      11,400               131
 *Galaxy Nutritional Foods, Inc........................      12,300            63,714
 *Galey & Lord, Inc....................................       9,700               655
 *GameTech International, Inc..........................      14,800            73,556
 Garan, Inc............................................       6,900           374,670
 *Garden Fresh Restaurant Corp.........................       7,600            99,370
 *#Gardenburger, Inc...................................       4,000             4,380
 *Gardner Denver Machinery, Inc........................      19,800           452,034
 *Gart Sports Co.......................................      13,931           435,413
 *Gartner Group, Inc...................................      69,800           799,908
 *Gaylord Entertainment Co.............................      42,200         1,092,136
 GBC Bancorp...........................................      14,900           432,994
 *GC Companies, Inc....................................      10,500             4,515
 *Geerling & Wade, Inc.................................       5,700             7,039
 *Gehl Co..............................................       8,300           120,972
 *Genaera Corp.........................................      48,000           108,240
 *Genaissance Pharmaceuticals, Inc.....................      22,800            31,806
 Gencorp, Inc..........................................      67,800           989,880
 *Gene Logic, Inc......................................      35,600           461,910
 *Genecor International, Inc...........................      21,800           241,435
 *Genelabs Technologies, Inc...........................      69,300           134,788
 *General Binding Corp.................................      18,700           370,634
 General Cable Corp....................................      57,000           612,750
 *General Communications, Inc. Class A.................      72,200           650,161
 *General Datacomm Industries, Inc.....................      39,000             3,120
 *General Employment Enterprises, Inc..................       7,600             9,956
 General Magnaplate Corp...............................         400               950
 *Genesco, Inc.........................................      36,600           864,492
 *Genesee & Wyoming, Inc...............................      10,800           251,478
 *Genesee Corp. Class B................................         200             3,181
 *#Genesis Microchip, Inc..............................       6,062            99,386
 *Genlyte Group, Inc...................................      20,100           849,124
 *Genome Therapeutics Corp.............................      33,000           104,280
 *GenStar Therapeutics Corp............................      14,900             8,642
 *#Genta, Inc..........................................      83,200           770,848
 Gentek, Inc...........................................      23,400             9,009
 *Gentiva Health Services, Inc.........................      13,950           356,492
                                                            SHARES             VALUE+
                                                            ------             ------
 *Genus, Inc...........................................      34,200    $      127,224
 *GenVec, Inc..........................................      27,200            91,800
 *Genzyme Corp. -- Genzyme Biosurgery Division.........      29,249           113,632
 *Genzyme Transgenics Corp.............................      39,400            69,147
 Georgia Gulf Corp.....................................      50,100         1,117,230
 *Geoworks Corp........................................      21,000             3,570
 *Gerber Childrenswear, Inc............................      10,800            73,872
 *Gerber Scientific, Inc...............................      34,400           137,600
 *Geron Corp...........................................      34,000           206,890
 *Getty Images, Inc....................................       3,700           124,375
 Getty Realty Corp. (Holding Co.)......................      27,800           499,844
 *Giant Group, Ltd.....................................       2,200             2,695
 *Giant Industries, Inc................................      13,900           113,980
 Gibraltar Steel Corp..................................      16,300           383,783
 *Giga Information Group, Inc..........................      12,000            22,200
 *Giga-Tronics, Inc....................................       6,500            16,640
 *G-III Apparel Group, Ltd.............................       9,100            74,165
 *#Gilman & Ciocia, Inc................................      13,000            16,445
 *Gish Biomedical, Inc.................................       3,400             1,938
 Glacier Bancorp, Inc..................................      20,527           470,376
 *#Glacier Water Services, Inc.........................       3,600            44,280
 Glatfelter (P.H.) Co..................................      65,700         1,239,102
 *Glenayre Technologies, Inc...........................      92,000           129,720
 *Gliatech, Inc........................................       7,500               225
 *Global e-Point, Inc..................................       2,633             4,476
 *Global Imaging Systems, Inc..........................      30,800           525,294
 *Global Payment Technologies, Inc.....................       6,100            38,155
 *#Global Power Equipment Group, Inc...................      15,000           144,750
 *Global Technologies, Ltd.............................      14,700               257
 *Globecomm Systems, Inc...............................      15,100            75,424
 *GlobespanVirata, Inc.................................      20,500            95,632
 *#GoAmerica, Inc......................................      64,600            36,176
 Gold Banc Corp........................................      60,665           653,665
 Golden Enterprises, Inc...............................      12,200            53,558
 *Golden State Vintners, Inc...........................       6,100            24,552
 *Good Guys, Inc.......................................      32,400           126,198
 *Goodrich Petroleum Corp..............................       9,000            36,540
 *Goodys Family Clothing, Inc..........................      46,200           471,009
 Gorman-Rupp Co........................................       7,975           230,876
 *Gottschalks, Inc.....................................      17,400            59,160
 *GP Strategies Corp...................................      15,860            79,459
 Graco, Inc............................................      40,400         1,735,180
 *Gradco Systems, Inc..................................       6,900             1,207
 *Graftech International, Ltd..........................      68,200           784,982
 *Graham Corp..........................................       1,000            10,350
 Granite Construction, Inc.............................      53,400         1,234,074
 Granite State Bankshares, Inc.........................       7,400           237,503
 *Graphic Packaging International Corp.................      42,100           303,120
 Gray Communications Systems, Inc......................       8,800           145,640
 Great American Financial Resources, Inc...............       9,900           174,240
 *Great Atlantic & Pacific Tea Co., Inc................      49,900         1,151,193
 Great Lakes Chemical Corp.............................      56,200         1,428,604
 Great Southern Bancorp, Inc...........................       8,100           270,945
 Greater Bay Bancorp...................................      18,946           622,281
 *Green Mountain Coffee, Inc...........................       8,700           207,799
 Green Mountain Power Corp.............................       7,300           136,510
 *Greenbriar Corp......................................         337             4,432
 Greenbrier Companies, Inc.............................      15,600           113,100
 Grey Global Group, Inc................................         200           158,799
 *Grey Wolf, Inc.......................................     235,100         1,057,950

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *GRIC Communications, Inc.............................       5,000    $        9,025
 *Griffin Land & Nurseries, Inc. Class A...............       2,200            37,048
 *Griffon Corp.........................................      45,980           795,454
 *Gristede's Sloans, Inc...............................       1,200             1,488
 *Group 1 Automotive, Inc..............................      32,000         1,368,000
 *Group 1 Software, Inc................................       8,025           113,835
 *Grubb & Ellis Co.....................................      24,900            77,190
 *#GSI Commerce, Inc...................................      48,900           679,954
 *#GSV, Inc............................................       1,900               484
 *Gtech Holdings, Inc..................................      65,300         1,838,195
 *GTSI Corp............................................      15,000           130,500
 Guaranty Bancshares, Inc..............................       3,900            56,511
 Guaranty Federal Bancshares, Inc......................       5,200            72,150
 *Guaranty Financial Corp..............................       1,000            12,765
 *Guess, Inc...........................................      67,100           438,163
 *Guilford Mills, Inc..................................      26,950             6,198
 *Guilford Pharmaceuticals, Inc........................      37,500           247,687
 *Guitar Center, Inc...................................      35,300           646,343
 *Gulf Island Fabrication, Inc.........................      15,200           231,572
 *Gulfmark Offshore, Inc...............................      10,500           444,517
 *#Gumtech International, Inc..........................      14,100           136,840
 *Gundle/SLT Environmental, Inc........................      15,500           109,585
 *Gymboree Corp........................................      44,200           725,985
 *H Power Corp.........................................       7,300             9,891
 *Haemonetics Corp.....................................      38,600         1,154,912
 Haggar Corp...........................................       8,600           135,794
 *Hain Celestial Group, Inc............................      43,988           758,133
 *Halifax Corp.........................................       1,000             4,050
 *Hall Kinion Associates, Inc..........................      19,000           224,485
 *Ha-Lo Industries, Inc................................      64,900               973
 *Hamilton Bancorp, Inc................................      16,100               483
 *Hammons (John Q.) Hotels, Inc. Class A...............       7,800            51,090
 *Hampshire Group, Ltd.................................       2,000            42,740
 Hancock Fabrics, Inc..................................      26,900           499,802
 Hancock Holding Co....................................      15,500           919,925
 *Handleman Co.........................................      44,300           531,600
 *#Handspring, Inc.....................................       5,000             8,775
 *Hanger Orthopedic Group, Inc.........................      33,800           503,620
 *#Hanover Compressor Co...............................      20,000           261,600
 Harbor Florida Bancshares, Inc........................      38,500           879,917
 Hardinge, Inc.........................................      11,700           140,341
 *Harken Energy Corp...................................      10,500             8,190
 Harland (John H.) Co..................................      44,800         1,461,824
 Harleysville Group, Inc...............................      39,200         1,063,692
 Harleysville National Corp............................      24,120           614,698
 *Harmonic Lightwaves, Inc.............................      74,100           432,003
 *Harolds Stores, Inc..................................       2,308             6,405
 *Harris Interactive, Inc..............................      64,600           238,051
 Harrodsburg First Financial Bancorp, Inc..............       1,100            13,233
 Harsco Corp...........................................      20,000           797,600
 *Hartmarx Corp........................................      44,900           111,801
 *Harvard Bioscience, Inc..............................      34,700           222,600
 *Harvard Industries, Inc..............................       4,800                60
 *Harvest Natural Resources, Inc.......................      44,100           194,040
 *Hastings Entertainment, Inc..........................      14,900           116,816
 *Hastings Manufacturing Co............................         700             7,217
 *Hathaway Corp........................................       2,900             8,004
 *Hauppauge Digital, Inc...............................      13,500            27,135
 *Hauser, Inc..........................................       5,050             1,919
 Haverty Furniture Co., Inc............................      16,200           295,326
                                                            SHARES             VALUE+
                                                            ------             ------
 Haverty Furniture Co., Inc. Class A...................         400    $        7,300
 *Hawaiian Airlines, Inc...............................      42,400           152,640
 Hawaiian Electric Industries, Inc.....................      13,500           614,925
 *Hawk Corp............................................       9,600            41,760
 Hawkins, Inc..........................................      13,800           136,482
 *Hawthorne Financial Corp.............................       7,200           217,764
 *#Hayes Lemmerz International, Inc....................      17,100             2,650
 HCC Insurance Holdings, Inc...........................      44,000         1,199,440
 *Headwaters, Inc......................................      31,700           544,764
 *Headway Corporate Resources, Inc.....................      15,300             1,224
 *Health Management Systems, Inc.......................      23,725            79,716
 *Health Risk Management, Inc..........................       6,500                 6
 *HealthAxis, Inc......................................      12,400             7,812
 *Healthcare Services Group, Inc.......................      14,000           193,690
 *Healthcor Holdings, Inc..............................       3,000                18
 *#HealthExtras, Inc...................................      38,100           199,453
 *Heartland Express, Inc...............................      70,873         1,450,416
 *Hearx, Ltd...........................................      14,100            12,690
 *Hector Communications Corp...........................       4,600            59,340
 *HEI, Inc.............................................       6,100            46,299
 Heico Corp............................................      12,900           183,180
 Heico Corp. Class A...................................       5,532            67,767
 *Heidrick & Struggles International, Inc..............      21,200           460,888
 Helix Technology Corp.................................      32,000           762,400
 *Hemispherx Biopharma, Inc............................      40,100           121,102
 Herbalife International, Inc. Class A.................      14,000           269,220
 Herbalife International, Inc. Class B.................      12,200           235,033
 *Hercules, Inc........................................      48,100           605,579
 *Heritage Commerce Corp...............................       2,000            19,390
 Heritage Financial Corp...............................      12,400           195,610
 *Herley Industries, Inc...............................      17,600           361,240
 *Heska Corp...........................................      33,000            21,780
 *Hexcel Corp..........................................      53,400           249,912
 HF Financial Corp.....................................       6,100            79,910
 *HI/FN, Inc...........................................      11,400            99,864
 *Hibbett Sporting Goods, Inc..........................      13,500           367,402
 Hickory Tech Corp.....................................      14,900           201,001
 *Highlands Insurance Group, Inc.......................       8,900                67
 Hilb Rogal Hamilton Co................................      40,000         1,648,400
 *Hines Horticulture, Inc..............................      30,600           139,842
 *Hirsch International Corp. Class A...................       5,500             2,172
 *Hi-Shear Technology Corp.............................       8,600            22,962
 *Hi-Tech Pharmacal, Inc...............................       5,400            54,783
 *HMI Industries, Inc..................................       5,400             4,185
 HMN Financial, Inc....................................       6,300           124,330
 *HNC Software, Inc....................................      46,300           927,157
 *Hoenig Group, Inc....................................      10,600           111,300
 *Holiday RV Superstores, Inc..........................       9,300             4,557
 Hollinger International, Inc. Class A.................      67,200           789,600
 *#Hollis-Eden Pharmaceuticals, Inc....................      17,900           112,770
 Holly Corp............................................      21,400           320,144
 *Hollywood Casino Corp. Class A.......................      37,600           489,928
 *Hollywood Entertainment Corp.........................      73,000         1,412,915
 *Hollywood Media Corp.................................      35,800            85,741
 *Hologic, Inc.........................................      24,600           405,777
 Home Federal Bancorp..................................       6,100           146,705
 Home Loan Financial Corp..............................       2,400            31,500
 *Home Products International, Inc.....................       9,400            41,783
 *#Homegold Financial, Inc.............................       7,700             3,349
 *Homeland Holding Corp................................       3,000               142
 *HomeStore.com, Inc...................................      10,700            22,095

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Hooper Holmes, Inc....................................     103,100    $      902,125
 *Hoover's, Inc........................................      13,600            88,196
 HopFed Bancorp, Inc...................................       2,100            26,019
 Horace Mann Educators Corp............................      57,300         1,166,055
 Horizon Financial Corp................................      13,860           198,891
 *Horizon Health Corp..................................       6,700           129,477
 *Horizon Medical Products, Inc........................       6,700             8,509
 *Horizon Offshore, Inc................................      34,300           341,456
 *Horizon Organic Holding Corp.........................      13,700           232,900
 Horton (D.R.), Inc....................................       2,803            68,730
 *Hot Topic, Inc.......................................      47,400         1,214,625
 *House2Home, Inc......................................      46,050               127
 *Houston Exploration Co...............................      38,100         1,179,195
 *Hovnanian Enterprises, Inc. Class A..................      30,626           979,726
 *Hovnanian Enterprises, Inc. Class B..................       1,150            36,788
 #Howell Corp..........................................       2,541            34,939
 *Howtek, Inc..........................................       3,600            10,692
 *HPSC, Inc............................................       2,100            19,320
 *HTE, Inc.............................................      22,000           129,140
 *Hub Group, Inc. Class A..............................       9,800           101,626
 *Hudson Hotels Corp...................................       1,033                10
 Hudson River Bancorp, Inc.............................      21,500           520,730
 *#Hudson Technologies, Inc............................       6,600            16,368
 Hudson United Bancorp.................................      24,900           766,920
 *Huffy Corp...........................................      13,000            97,500
 Hughes Supply, Inc....................................      35,500         1,411,125
 Humboldt Bancorp......................................       1,500            23,745
 *Hunt (J.B.) Transport Services, Inc..................      56,200         1,535,665
 Hunt Corp.............................................      13,600           144,160
 *Hurco Companies, Inc.................................       6,200            16,089
 Hurry, Inc............................................       2,100               420
 *Hutchinson Technology, Inc...........................      39,700           627,061
 *Hycor Biomedical, Inc................................      11,900            45,101
 *Hypercom Corp........................................      61,600           381,920
 *HyperFeed Technologies, Inc..........................      14,600             7,519
 *Hyperion Solutions Corp..............................      42,635           910,684
 *Hyseq, Inc...........................................      24,200            75,141
 *I.C. Isaacs & Co., Inc...............................       7,200             8,820
 *i2 Technologies Inc..................................      10,000            39,550
 *i3 Mobile, Inc.......................................       6,500             5,720
 Iberiabank Corp.......................................       8,500           319,047
 *Ibis Technology Corp.................................      13,300           120,232
 *Ico, Inc.............................................      14,320            16,182
 *ICT Group, Inc.......................................      15,700           304,501
 *ICU Medical, Inc.....................................      17,150           596,906
 *Identix, Inc.........................................      58,300           454,448
 Idex Corp.............................................      40,100         1,519,790
 *IDEXX Laboratories, Inc..............................      44,100         1,393,780
 *iDine Rewards Network, Inc...........................      20,400           206,040
 *IDT Corp.............................................      31,900           584,727
 *IDT Corp. Class B....................................      29,500           507,105
 *IDX Systems Corp.....................................      41,500           736,832
 *IEC Electronics Corp.................................       8,100             2,227
 *iGate Capital Corp...................................      59,100           272,746
 *#IGEN, Inc...........................................      27,400         1,055,585
 *IGI, Inc.............................................       8,100             5,832
 *Igo Corp.............................................       4,100             1,517
 *IHOP Corp............................................      27,900           951,390
 *II-VI, Inc...........................................      17,470           246,589
 Ikon Office Solutions, Inc............................      60,300           563,805
 *Illumina, Inc........................................      36,500           235,972
 *Image Entertainment, Inc.............................      24,600            49,938
                                                            SHARES             VALUE+
                                                            ------             ------
 *ImageWare Systems, Inc...............................       6,600    $       28,050
 *iManage, Inc.........................................      28,600           141,713
 *I-many, Inc..........................................      50,300           217,799
 *Imation Corp.........................................      43,900         1,270,905
 IMC Global, Inc.......................................      36,900           517,338
 *#Imclone Systems, Inc................................      23,000           222,065
 *IMCO Recycling, Inc..................................      20,600           216,712
 *Immersion Corp.......................................      24,700            50,635
 *Immucor, Inc.........................................       3,200            62,176
 *Immune Response Corp.................................      29,200            18,688
 *Immunogen, Inc.......................................      49,800           201,939
 Immunomedics, Inc.....................................      62,100           726,880
 *Impath, Inc..........................................      22,600           529,857
 *Impax Laboratoroes, Inc..............................      58,300           490,594
 *#Impco Technologies, Inc.............................      17,000           237,830
 *Imperial Credit Industries, Inc......................      36,890               664
 *#Imperial Sugar Co...................................      14,551                 0
 *Imperial Sugar Co....................................         120               456
 *#Implant Sciences Corp...............................       8,700           114,840
 *Impreso.com, Inc.....................................       5,300            15,078
 *Incara Pharmaceuticals Corp..........................       1,800             1,602
 *Incyte Genomics, Inc.................................      83,600           606,518
 Independence Community Bank Corp......................         740            23,158
 Independence Holding Co...............................       2,750            60,335
 Independent Bank Corp.................................      21,600           476,172
 Independent Bank East.................................      17,981           574,942
 *Indevus Pharmaceuticals, Inc.........................      60,500           346,665
 *Individual Investor Group, Inc.......................      12,700               730
 *Indus International, Inc.............................      51,200           141,568
 *Industrial Data Systems Corp.........................       1,700             1,496
 *Industrial Distribution Group, Inc...................       9,700            32,010
 *Industri-Matematik International Corp................      37,900            30,320
 *Inet Technologies, Inc...............................      37,500           367,687
 *Infinium Software, Inc...............................      18,800           143,632
 *Infocrossing, Inc....................................       8,000            46,160
 *InFocus Corp.........................................      49,000           574,035
 *Infogrames, Inc......................................      39,800           187,060
 *Infonet Services Corp................................      94,600           203,390
 *Informatica Corp.....................................     102,800           921,602
 *#Information Architects Corp.........................       7,840             6,703
 *Information Holdings, Inc............................      28,300           796,645
 *Information Resources, Inc...........................      37,400           358,105
 *#InforMax, Inc.......................................      17,100            19,750
 *Inforte Corp.........................................      14,500           170,375
 *InfoSpace, Inc.......................................      15,300            12,775
 *infoUSA, Inc.........................................      78,700           527,683
 *Infu-tech, Inc.......................................       2,000                 2
 *Ingenuus Corp........................................      29,700               921
 Ingles Market, Inc. Class A...........................      14,800           175,454
 *Inhale Therapeutic Systems, Inc......................      68,400           501,030
 *Inkine Pharmaceutical Co., Inc.......................      21,400            24,289
 *Inktomi Corp.........................................     178,100           315,237
 *Innodata Corp........................................      21,400            36,380
 *Innotrac Corp........................................      17,500            93,450
 *Innovative Clinical Solutions, Ltd...................         968                73
 *#Innovative Gaming Corp. of America..................       8,300             2,490
 *Innovative Solutions & Support, Inc..................      15,300           120,105
 *#Innoveda, Inc.......................................      19,700            77,716
 *Innovex, Inc.........................................      23,700           141,963
 *Input/Output, Inc....................................      81,600           734,400
 *Insight Communications Co., Inc......................      14,800           225,774

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
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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Insight Enterprises, Inc.............................      54,243    $    1,436,626
 *Insightful Corp......................................       6,300            16,884
 *Insignia Financial Group, Inc........................      28,733           279,285
 *Insilco Holding Co...................................         192               116
 *inSilicon Corp.......................................       9,400            26,273
 *Insite Vision, Inc...................................      34,100            58,311
 *Insituform East, Inc.................................       1,700             1,530
 *Insituform Technologies, Inc. Class A................      35,010           885,928
 *Insmed, Inc..........................................      46,000            80,730
 *Inspire Insurance Solutions, Inc.....................      17,250               733
 *Inspire Pharmaceuticals, Inc.........................      32,200            93,863
 *Insteel Industries, Inc..............................       7,900             4,345
 *Insurance Auto Auctions, Inc.........................      15,000           289,500
 *Insurance Management Solutions, Inc..................      16,600            52,290
 *InsWeb Corp..........................................       1,633             7,430
 *INT Media Group, Inc.................................       7,500            17,512
 Integra Bank Corp.....................................      22,294           498,940
 *Integra Lifesciences Corp............................      33,600           643,776
 *Integra, Inc.........................................       5,900               413
 *Integral Systems, Inc................................      15,000           346,275
 *Integral Vision, Inc.................................      11,700             5,089
 *IntegraMed America, Inc..............................       4,800            37,320
 *Integrated Circuit Systems, Inc......................      83,700         1,745,563
 *Integrated Electrical Services, Inc..................      52,400           288,200
 *#Integrated Information Systems, Inc.................       4,200               777
 *Integrated Silicon Solution, Inc.....................      38,400           455,232
 *Integrated Telecom Express, Inc......................         700             1,116
 *Integrity, Inc.......................................       1,900            13,309
 *INTELFILM Corp.......................................       8,300             1,867
 *#Intelli-Check, Inc..................................       9,000            81,540
 *Intellidata Technologies Corp........................      60,000           100,500
 *Intelligent Systems Corp.............................       5,800            18,270
 *Intelligroup, Inc....................................      23,000            37,375
 Inter Parfums, Inc....................................      22,950           193,354
 *Interactive Data Corp................................      97,013         1,653,587
 *Interactive Intelligence, Inc........................      18,900            62,464
 *InterCept Group, Inc.................................      22,700           575,104
 Interchange Financial Services Corp...................       8,400           239,400
 *InterDent, Inc.......................................       2,866               932
 *Interdigital Communications Corp.....................      66,000           769,890
 *Interep National Radio Sales, Inc....................       5,200            23,218
 Interface, Inc. Class A...............................      58,800           532,728
 *Interferon Scientific, Inc...........................       2,435               280
 *Intergraph Corp......................................      64,900         1,126,339
 *Interland, Inc.......................................      83,000           257,300
 *Interlink Electronics, Inc...........................      16,900            90,753
 *Interlinq Software Corp..............................       6,200             9,052
 *Interlott Technologies, Inc..........................       8,200            51,660
 *Intermagnetics General Corp..........................      22,295           537,087
 Intermet Corp.........................................      31,300           332,875
 *#InterMune, Inc......................................      41,000         1,096,955
 *Internap Network Services Corp.......................      66,200            28,135
 *International Aircraft Investors.....................       4,200             5,670
 International Aluminum Corp...........................       2,100            42,000
 *International FiberCom, Inc..........................       2,900                 0
 *#International Microcomputer Software, Inc...........       5,100             5,533
 *International Multifoods Corp........................      30,000           794,700
 *International Remote Imaging Systems, Inc............      10,100            34,542
 *International Shipholding Corp.......................       7,900            45,030
                                                            SHARES             VALUE+
                                                            ------             ------
 *International Speciality Products, Inc...............      89,000    $      743,150
 *International Total Services, Inc....................       5,600               252
 *Internet Commerce and Communications, Inc............      23,300               134
 *Internet Commerce Corp...............................       4,000            12,300
 *Internet Pictures Corp...............................       4,350             8,374
 *#Internet Security Systems, Inc......................      54,000           911,790
 *Interphase Corp......................................       9,300            38,874
 Interpool, Inc........................................      38,000           896,800
 *Interpore International, Inc.........................      30,100           292,120
 *Intersil Corp........................................      30,876           743,494
 Interstate Bakeries Corp..............................      58,800         1,592,892
 *Interstate National Dealers Services, Inc............       6,000            28,080
 Inter-Tel, Inc........................................      42,700           805,962
 *Intervisual Books, Inc. Class A......................       1,000               835
 *#InterVoice-Brite, Inc...............................      55,117           174,721
 *Interwoven, Inc......................................     132,200           491,123
 *Intest Corp..........................................      10,100            72,316
 *Intevac, Inc.........................................      15,300            59,670
 *IntraBiotics Pharmaceuticals, Inc....................      44,600            68,907
 *Intrado, Inc.........................................      18,900           331,317
 *Intraware, Inc.......................................      14,200            18,744
 *Introgen Therapeutics, Inc...........................      14,000            50,960
 *Intrusion.com, Inc...................................      30,100            38,377
 #Invacare Corp........................................      35,700         1,348,032
 *Inverness Medical Innovations, inc...................       5,883           123,841
 *#INVESTools, Inc.....................................      12,383             4,891
 Investors Title Co....................................       1,400            28,455
 *#Invision Technologies, Inc..........................      19,200           430,368
 *Invivo Corp..........................................       6,800            88,162
 *Iomed, Inc...........................................       9,700            11,155
 *Iomega Corp..........................................      57,280           721,728
 *Ion Networks, Inc....................................       7,700             3,195
 *Ionics, Inc..........................................      23,800           577,864
 *Iridex Corp..........................................       8,600            34,529
 #Irwin Financial Corp.................................      35,800           712,420
 Isco, Inc.............................................      14,735           137,772
 *Isis Pharmaceuticals, Inc............................      67,700           637,734
 *Isle of Capri Casinos, Inc...........................      46,300           924,842
 *Isolyser Co., Inc....................................      61,910           177,063
 *Ista Pharmaceuticals, Inc............................       2,600             2,444
 *I-Stat Corp..........................................      29,200           135,926
 *ITC Learning Corp....................................       3,800               608
 *ITLA Capital Corp....................................       9,200           274,160
 *Itron, Inc...........................................      24,200           711,359
 *ITT Educational Services, Inc........................      34,300         1,694,420
 *ITXC Corp............................................      55,100           317,927
 *Ivex Packaging Corp..................................      27,500           635,250
 *#iVillage, Inc.......................................       7,000            12,670
 *Ixia.................................................      64,800           507,708
 *IXYS Corp............................................      34,200           278,901
 *J & J Snack Foods Corp...............................      12,700           462,407
 *J Net Enterprises, Inc...............................       8,600             6,450
 *J. Alexander's Corp..................................       9,600            30,240
 *J. Jill Group, Inc...................................      16,000           520,240
 #J. M. Smucker Co.....................................      31,100         1,035,630
 *j2 Global Communication, Inc.........................      14,466           201,515
 *Jack in the Box, Inc.................................      51,200         1,653,248
 Jacksonville Bancorp, Inc.............................       1,600            39,616
 *Jaclyn, Inc..........................................       1,300             2,483
 *Jaco Electronics, Inc................................       8,859            53,113

                                      132
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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Jacobson Stores, Inc.................................       4,600    $          379
 *Jakks Pacific, Inc...................................      31,600           573,382
 *JDA Software Group, Inc..............................      38,700         1,025,550
 Jefferies Group, Inc..................................      36,100         1,698,144
 *Jennifer Convertibles, Inc...........................       1,300             3,380
 *JKC Group, Inc.......................................       1,700               935
 JLG Industries, Inc...................................      65,700           906,660
 *JLM Industries, Inc..................................       6,500             9,262
 *JMAR Industries, Inc.................................      30,400            67,336
 *JNI Corp.............................................      34,400           159,100
 *Jo-Ann Stores, Inc. Class A..........................       4,500           103,995
 *Jo-Ann Stores, Inc. Class B..........................       3,400            64,090
 *Johnson Outdoors, Inc................................       6,700           125,256
 *Jones Lang LaSalle, Inc..............................      41,200           951,720
 *Jos. A. Bank Clothiers, Inc..........................       7,600           153,406
 *Joule, Inc...........................................       1,500             2,107
 *Journal Register Co..................................      56,400         1,198,500
 *Joy Global, Inc......................................      13,100           197,220
 *JPM Co...............................................       8,500                64
 *JPS Industries, Inc..................................      10,700            42,479
 *Judge.com, Inc.......................................      13,800            15,180
 *Juno Lighting, Inc...................................         980            10,868
 *Jupiter Media Metrix, Inc............................       7,800             2,301
 K Swiss, Inc. Class A.................................      12,100           558,173
 *K2, Inc..............................................      28,675           239,436
 *Kadant, Inc..........................................      18,820           300,179
 *Kaiser Aluminum Corp.................................     100,400            12,048
 Kaman Corp. Class A...................................      34,900           593,823
 *Kana Software, Inc...................................         178               896
 Kaneb Services LLC....................................      15,800           339,858
 *Kansas City Southern Industries, Inc.................      77,900         1,290,803
 *Kasper A.S.L., Ltd...................................       5,500               165
 *Katy Industries, Inc.................................      10,100            54,035
 Kaydon Corp...........................................      34,100           883,190
 *KBK Capital Corp.....................................       3,300             3,960
 *#KCS Energy, Inc.....................................      48,800           130,784
 *Keane, Inc...........................................      90,564         1,314,989
 *Keith Companies, Inc.................................       8,600           135,020
 Keithley Instruments, Inc.............................       7,800           142,818
 *#Kellstrom Industries, Inc...........................      17,600               616
 Kellwood Co...........................................      38,200         1,138,360
 Kelly Services, Inc...................................      37,600           980,044
 *Kendle International, Inc............................      15,900           195,967
 Kennametal, Inc.......................................      37,600         1,507,760
 *Kennedy-Wilson, Inc..................................      11,800            64,192
 *Kensey Nash Corp.....................................      19,300           357,339
 *Kentucky Electric Steel, Inc.........................       2,800             1,498
 Kentucky First Bancorp, Inc...........................         900            12,663
 *#Keravision, Inc.....................................      26,400               251
 *Kevco, Inc...........................................       8,300                54
 Kewaunee Scientific Corp..............................       2,000            21,150
 *Key Energy Group, Inc................................     129,700         1,426,700
 *Key Production Co., Inc..............................      21,304           386,028
 *Key Technology, Inc..................................       6,100            25,406
 *Key Tronic Corp......................................      15,400            15,708
 *#Key3Media Group, Inc................................      22,300            23,415
 *Keynote Systems, Inc.................................       6,600            52,701
 *Keystone Automotive Industries, Inc..................      23,040           458,266
 *#Keystone Consolidated Industries, Inc...............       2,100             1,858
 *kforce.com, Inc......................................      48,427           268,043
 *KFX, Inc.............................................      34,900            97,720
                                                            SHARES             VALUE+
                                                            ------             ------
 Kimball International, Inc. Class B...................      41,400    $      692,415
 *Kimmins Corp.........................................       3,400               884
 *Kinark Corp..........................................       6,800             8,840
 *Kindred Healthcare, Inc..............................         300            13,291
 *Kirby Corp...........................................      39,600         1,081,080
 *Kit Manufacturing Co.................................         300             1,200
 Klamath First Bancorp, Inc............................       9,900           160,677
 Knape & Vogt Manufacturing Co.........................       3,190            41,071
 *Knight Trading Group, Inc............................      64,800           411,804
 *Knight Transportation, Inc...........................      48,025           958,339
 *Koala Corp...........................................      11,800            14,455
 *Kontron Mobile Computing, Inc........................       8,900             5,117
 *Kopin Corp...........................................      86,400           670,464
 *Korn/Ferry International.............................      49,500           530,640
 *Kos Pharmaceuticals, Inc.............................      27,100           538,612
 *Kosan Biosciences, Inc...............................      14,000           127,260
 #Koss Corp............................................       6,600           116,325
 *#Krauses Furniture, Inc..............................      23,100                42
 *Kroll, Inc...........................................      34,800           815,712
 *Kronos, Inc..........................................      29,400         1,205,694
 *K-Tel International, Inc.............................      12,700             1,460
 *K-Tron International, Inc............................       6,200            93,124
 *#Kulicke & Soffa Industries, Inc.....................      63,900           933,579
 *Kushner-Locke Co.....................................      16,600               108
 *K-V Pharmaceutical Co. Class A.......................      26,400           843,480
 *K-V Pharmaceutical Co. Class B.......................      12,450           406,990
 *KVH Industries, Inc..................................      10,600            79,129
 *L90, Inc.............................................       6,000             7,140
 *La Jolla Pharmceutical Co............................      53,200           318,402
 *LaBarge, Inc.........................................      18,600            80,910
 *LabOne, Inc..........................................      19,050           443,579
 *Labor Ready, Inc.....................................      70,600           626,928
 Laclede Group, Inc....................................      30,200           742,316
 *LaCrosse Footwear, Inc...............................       9,000            26,055
 *Ladish Co., Inc......................................      17,400           188,007
 Lakeland Bancorp, Inc.................................       8,100           142,519
 *Lakeland Industries, Inc.............................       2,000            20,350
 *Lakes Gaming, Inc....................................      11,475            86,235
 *Lamson & Sessions Co.................................      21,600           105,840
 Lancaster Colony Corp.................................      30,900         1,200,310
 Lance, Inc............................................      40,500           618,030
 *Lancer Corp..........................................      10,925            67,189
 *Landair Corp.........................................       4,100            63,078
 Landamerica Financial Group, Inc......................      23,200           751,680
 Landauer, Inc.........................................      12,200           475,190
 *Landec Corp..........................................      19,700            83,331
 Landrys Seafood Restaurants, Inc......................      31,700           805,180
 *#Lands End, Inc......................................      25,000         1,548,250
 *Landstar Systems, Inc................................      11,400         1,208,058
 *Lantronix, Inc.......................................      15,000            15,225
 *Large Scale Biology Corp.............................      29,900            39,468
 *Larscom, Inc.........................................      11,500            11,787
 *Laser Pacific Media Corp.............................      12,200            33,245
 *#Laser Technology, Inc...............................       5,000             4,300
 *Laserscope...........................................      19,600           112,896
 *#LaserSight Corp.....................................       7,500             1,387
 *Lason, Inc...........................................      22,800               228
 *Latitude Communications, Inc.........................      23,100            47,586
 *Lattice Semiconductor Corp...........................       5,000            53,750
 Lawson Products, Inc..................................      12,800           397,184
 *Layne Christensen Co.................................      20,200           200,586
 *Lazare Kaplan International, Inc.....................      12,000            93,000

                                      133
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
                                                            SHARES             VALUE+
                                                            ------             ------
 *LBP, Inc.............................................       3,200    $        2,336
 *LCA-Vision, Inc......................................      62,400            97,968
 *LCC International, Inc. Class A......................      18,200            42,315
 *LeadingSide, Inc.....................................      15,100                53
 *Learn2 Corp..........................................      36,274             3,265
 *Learning Tree International, Inc.....................      24,700           530,679
 *Lechters, Inc........................................      17,000                51
 *Lecroy Corp..........................................      12,500           178,500
 *Lectec Corp..........................................       5,000             3,400
 *Leesport Financial Corp..............................         500             9,927
 *Legato Systems, Inc..................................     112,215           701,905
 *LendingTree, Inc.....................................      24,600           347,229
 Lennox International, Inc.............................      73,505         1,220,183
 Lesco, Inc............................................      13,600           157,352
 *#Level 3 Communications, Inc.........................       6,500            29,282
 *#Level 8 Systems, Inc................................      20,129            18,217
 *Lexar Media, Inc.....................................      33,400            99,365
 *Lexent, Inc..........................................      39,200            75,460
 *Lexicon Genetics, Inc................................      64,100           390,048
 Libbey, Inc...........................................      20,000           692,000
 *Liberate Technologies, Inc...........................     131,400           547,938
 Liberty Bancorp, Inc..................................       2,700            70,524
 Liberty Corp..........................................      24,700         1,012,700
 Liberty Homes, Inc. Class A...........................         200             1,509
 *Liberty Livewire Corp. Class A.......................       4,280            14,338
 *LIFE Financial Corp..................................       2,400             9,240
 *Lifecell Corp........................................      26,300            59,964
 *Lifecore Biomedical, Inc.............................      20,200           226,745
 *Lifeline Systems, Inc................................       4,100           106,395
 *#LifePoint, Inc......................................      40,800           120,360
 Lifetime Hoan Corp....................................      15,062           104,380
 *#Ligand Pharmaceuticals, Inc. Class B................      83,877         1,525,303
 *Lightbridge, Inc.....................................      42,421           437,148
 *Lightning Rod Software, Inc..........................         580               258
 *LightPath Technologies, Inc..........................      26,300            32,086
 Lillian Vernon Corp...................................      11,600            93,960
 Lincoln Electric Holdings.............................      52,700         1,477,444
 Lindsay Manufacturer Co...............................      15,700           364,711
 *Linens 'n Things, Inc................................      47,000         1,442,900
 *Lionbridge Technologies, Inc.........................      31,197            73,937
 *Lipid Sciences, Inc..................................       6,258            27,222
 Liqui Box Corp........................................       4,400           294,690
 *Liquid Audio, Inc....................................      26,000            66,950
 *Lithia Motors, Inc. Class A..........................      12,100           309,760
 *Littlefield, Adams & Co..............................         900                 7
 *Littlefuse, Inc......................................      29,800           730,249
 *LLEX Oncology, Inc...................................      43,700           680,846
 *LLX Resorts, Inc.....................................       2,900            20,590
 *LMI Aerospace, Inc...................................       7,900            40,764
 LNR Property Corp.....................................      32,600         1,144,260
 *Lodgenet Entertainment Corp..........................      19,500           348,270
 *Lodgian, Inc.........................................      21,300             1,704
 *Loews Cineplex Entertainment Corp....................      68,100                 0
 *#Log On America, Inc.................................         600               129
 *Logic Devices, Inc...................................      10,000            10,350
 *Logility, Inc........................................      20,900            65,208
 *Lojack Corp..........................................      25,700           135,824
 Lone Star Steakhouse & Saloon, Inc....................      41,500           881,460
 *Lone Star Technologies, Inc..........................      35,700           856,800
 Longs Drug Stores Corp................................      49,300         1,507,101
 Longview Fibre Co.....................................      72,300           723,000
 *LookSmart, Ltd.......................................      43,000            97,180
                                                            SHARES             VALUE+
                                                            ------             ------
 Louisiana-Pacific Corp................................     135,900    $    1,433,745
 *Lowrance Electronics, Inc............................       2,200             9,680
 LSB Bancshares, Inc. NC...............................       5,156            93,220
 LSB Corp..............................................       4,300            59,985
 LSI Industries, Inc...................................      22,050           389,293
 *#LTX Corp............................................      60,900         1,020,988
 *Luby's Cafeterias, Inc...............................      32,900           229,971
 Lufkin Industries, Inc................................       8,200           223,245
 *Luminex Corp.........................................      36,200           240,368
 *Lund International Holdings, Inc.....................       2,200             4,070
 *Lydall, Inc..........................................      23,700           363,795
 *Lynch Corp...........................................       2,200            32,450
 *Lynch Interactive Corp...............................       4,400           156,200
 *Lynx Therapeutics, Inc...............................      18,200            23,114
 *M & F Worldwide Corp.................................      20,700            95,220
 *M.H. Meyerson & Co., Inc.............................       8,300             4,191
 MacDermid, Inc........................................      41,900           856,436
 *Mace Security International, Inc.....................      25,100            27,485
 *Mac-Gray Corp........................................      23,100            88,935
 *Mackie Designs, Inc..................................      16,100            62,549
 *Macromedia, Inc......................................      76,540         1,698,805
 *Macrovision Corp.....................................      29,800           481,717
 *Madden (Steven), Ltd.................................      19,700           334,506
 *Made2Manage Systems, Inc.............................       7,000            30,450
 Madison Gas & Electric Co.............................      25,000           683,375
 MAF Bancorp, Inc......................................      35,200         1,382,832
 *Magellan Health Services, Inc........................      49,200           262,728
 *Magna Entertainment Corp.............................      22,300           173,048
 *Magnetek, Inc........................................      37,200           431,520
 *Magnum Hunter Resources, Inc.........................      80,700           610,899
 *MAI Systems Corp.....................................       6,500             2,340
 *MAII Holdings, Inc...................................       4,700             9,283
 *Mail-Well, Inc.......................................      80,600           431,210
 *Main Street & Main, Inc..............................      17,600           108,504
 Maine Public Service Co...............................       1,700            51,765
 *#Major Automotive Companies, Inc.....................       3,980             6,149
 *Mallon Resources Corp................................      12,700            12,129
 *Management Network Group, Inc........................      31,400            89,019
 *Manatron, Inc........................................       1,102             4,524
 *Manchester Technologies, Inc.........................      12,600            31,122
 *Manhattan Associates, Inc............................      35,900           998,559
 Manitowoc Co., Inc....................................      36,050         1,422,173
 *Mannatech, Inc.......................................      13,500            35,505
 *Manning (Greg) Auctions, Inc.........................       9,200            14,858
 *Manufacturers' Services Ltd..........................      38,900           199,557
 *#Manugistic Group, Inc...............................      86,300           676,161
 *Mapics, Inc..........................................      28,900           210,826
 *Mapinfo Corp.........................................      19,200           199,488
 Marcus Corp...........................................      21,700           314,650
 *Marimba, Inc.........................................      23,600            43,424
 Marine Products Corp..................................      22,620           237,510
 *MarineMax, Inc.......................................      19,800           238,590
 *Marisa Christina, Inc................................       6,700            16,181
 Maritrans, Inc........................................       7,500           113,250
 *MarketWatch.com, Inc.................................      20,800           103,480
 *MarkWest Hydrocarbon, Inc............................       8,500            65,450
 *Marlton Technologies, Inc............................       7,800             3,666
 Marsh Supermarkets, Inc. Class A......................       1,600            25,120
 Marsh Supermarkets, Inc. Class B......................       5,800            83,839
 *Martek Biosciences Corp..............................      26,700           648,810
 *Marten Transport, Ltd................................       4,200            72,303
 *#Marvel Enterprises, Inc.............................      43,800           223,380

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Mascotech, Inc.......................................      60,200    $            0
 Massbank Corp.........................................       6,300           204,498
 Massey Energy Co......................................      97,300         1,274,630
 *Mastec, Inc..........................................      62,250           498,000
 *Matec Corp...........................................       1,650             7,590
 *Material Sciences Corp...............................      20,500           252,150
 *Matlack Systems, Inc.................................      11,800                18
 *Matria Healthcare, Inc...............................      12,900           280,317
 *Matritech, Inc.......................................      40,100           116,090
 *Matrix Bancorp, Inc..................................       9,500           119,415
 *Matrix Service Co....................................      10,800           102,222
 *MatrixOne, Inc.......................................      59,700           358,797
 Matthews International Corp. Class A..................      44,600         1,118,122
 *Mattson Technology, Inc..............................      49,145           388,983
 *Maui Land & Pineapple Company, Inc...................       7,500           142,875
 *Maverick Tube Corp...................................      43,500           674,250
 *Max & Ermas Restaurants, Inc.........................       3,300            51,233
 *Maxco, Inc...........................................       4,000            23,040
 *Maxcor Financial Group, Inc..........................       8,400            52,878
 *Maxicare Health Plans, Inc...........................       3,580                38
 *Maxim Pharmaceuticals, Inc...........................      27,800           112,451
 *Maximus, Inc.........................................      30,100           934,906
 *Maxtor Corp..........................................      47,100           249,630
 *Maxwell Shoe Company, Inc............................      17,100           232,560
 *Maxwell Technologies, Inc............................      15,800           188,020
 *Maxxam, Inc..........................................       8,900           103,240
 *Maxygen, Inc.........................................      35,800           363,191
 *Maynard Oil Co.......................................       6,200           104,718
 *Mayor's Jewelers, Inc................................      24,900            18,426
 *Mays (J.W.), Inc.....................................         200             2,485
 *Mazel Stores, Inc....................................      12,700            64,453
 MB Financial, Inc.....................................      15,200           473,632
 *McAfee.com Corp......................................       4,900            72,153
 *McClain Industries, Inc..............................       1,166             2,839
 McGrath Rent Corp.....................................      12,600           345,366
 *MCK Communications, Inc..............................      16,700            21,209
 *#McMoran Exploration Co..............................      22,164            93,975
 *MCSI, Inc............................................      24,900           322,580
 MDC Holdings, Inc.....................................      37,169         1,654,392
 *Meade Instruments Corp...............................      26,200           153,794
 *Meadow Valley Corp...................................       2,400             3,060
 Meadowbrook Insurance Group, Inc......................      11,000            42,350
 *#Measurement Specialties, Inc........................      12,900            89,655
 *Mechanical Technology, Inc...........................       4,700             6,862
 *Medarex, Inc.........................................      88,500           888,098
 *#Med-Design Corp.....................................      13,100           214,251
 Medford Bancorp, Inc..................................      10,600           276,395
 *Media 100, Inc.......................................      17,000            42,160
 *#Media Arts Group, Inc...............................      20,600            85,284
 Media General, Inc. Class A...........................       3,100           201,841
 *#MediaBay, Inc.......................................      18,000            85,860
 *Medialink Worldwide, Inc.............................       7,300            29,529
 *Medical Action Industries, Inc.......................      14,200           181,192
 *#Medical Resources, Inc..............................       5,235                12
 *Medicis Pharmaceutical Corp. Class A.................      15,000           695,250
 *Medicore, Inc........................................       3,800             7,049
 *Medquist, Inc........................................      46,200         1,281,357
 *Medstone International, Inc..........................       6,000            32,070
 *MEDTOX Scientific, Inc...............................       3,630            42,108
 *Memberworks, Inc.....................................      23,700           407,048
                                                            SHARES             VALUE+
                                                            ------             ------
 *MEMC Electronic Materials, Inc.......................      76,600    $      589,820
 *Mens Warehouse, Inc..................................      49,300         1,394,204
 Mentor Corp...........................................      36,300         1,389,927
 *Mentor Graphics Corp.................................      81,600         1,325,592
 *#Mercator Software, Inc..............................      42,700           102,267
 Merchants Bancshares, Inc.............................       8,250           229,969
 Merchants Group, Inc..................................       1,300            32,175
 *Mercury Air Group, Inc...............................       8,400            39,690
 *Mercury Computer Systems, Inc........................      28,700           785,663
 Meridian Bioscience, Inc..............................      18,900           136,742
 *Meridian Medical Technology, Inc.....................       5,700           201,182
 *Meridian Resource Corp...............................      69,000           235,980
 *MeriStar Hotels & Resorts, Inc.......................      38,200            31,706
 *Merit Medical Systems, Inc...........................      19,375           334,994
 *Merix Corp...........................................      18,600           321,687
 *Merrimac Industries, Inc.............................       2,160            23,760
 *Mesa Air Group, Inc..................................      53,700           539,685
 *Mesa Labs, Inc.......................................       4,900            31,605
 *Mesaba Holdings, Inc.................................      32,450           222,932
 *Mestek, Inc..........................................       5,400           110,322
 *Meta Group, Inc......................................      16,500            42,488
 *MetaSolv Software, Inc...............................      50,800           228,854
 *Metatec Corp. Class A................................       7,800             1,989
 Methode Electronics, Inc. Class A.....................      42,900           459,245
 Met-Pro Corp..........................................      11,175           166,284
 #Metris Companies, Inc................................      63,900           940,608
 *Metro One Telecommunications, Inc....................      31,650           546,912
 *Metrocall, Inc.......................................      33,985               595
 MetroCorp. Bancshares, Inc............................       7,100            93,472
 *Metrologic Instruments, Inc..........................       6,300            43,754
 *Metromedia International Group, Inc..................     116,600             6,996
 *Metropolitan Financial Corp..........................       4,100            17,323
 MFB Corp..............................................       1,800            43,983
 *MFRI, Inc............................................       4,900            12,128
 *MGI Pharma, Inc......................................      32,600           257,703
 MI Schottenstein Homes, Inc...........................      10,500           672,525
 *Michael Anthony Jewelers, Inc........................       7,400            21,460
 *Micro Component Technology, Inc......................      16,252            49,569
 *Micro General Corp...................................      10,600           211,735
 *Micro Linear Corp....................................      18,700            66,385
 MicroFinancial, Inc...................................      10,700            84,637
 *Micromuse, Inc.......................................      96,500           677,913
 *Micros Systems, Inc..................................      26,700           772,565
 *Micros to Mainframes, Inc............................       7,100             8,840
 *Microsemi Corp.......................................      40,500           588,465
 *Micro-Therapeutics, Inc..............................      25,400           122,555
 *#Microtune, Inc......................................      66,400           671,636
 *Microvision, Inc.....................................      16,200           124,173
 *Mid Atlantic Medical Services, Inc...................      67,700         2,431,107
 *Midas, Inc...........................................      26,000           350,480
 *Middleby Corp........................................      14,300           109,824
 Middlesex Water Co....................................       6,300           150,791
 Midland Co............................................       3,300           158,070
 Mid-State Bancshares..................................      30,100           556,399
 *Midway Airlines Corp.................................       6,300             1,890
 *Midway Games, Inc....................................      61,700           626,255
 Midwest Banc Holdings, Inc............................      12,000           336,780
 *Midwest Express Holdings, Inc........................      23,100           416,031
 Midwest Grain Products, Inc...........................      10,400           145,340
 MIIX Group, Inc.......................................       4,600             6,900
 *Mikohn Gaming Corp...................................      14,000            71,750
 Milacron, Inc.........................................      53,000           662,500

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *#Milestone Scientific, Inc...........................       5,100    $        3,672
 *#Millennium Cell, Inc................................      34,100            94,798
 Millennium Chemicals, Inc.............................      82,300         1,172,775
 *Miller Industries, Inc...............................      12,680            46,916
 *Millerbuilding Systems Escrow Shares.................       3,200               960
 *Millicom International Cellular S.A..................         245             1,069
 *Miltope Group, Inc...................................      11,000            54,450
 *MIM Corp.............................................      27,900           302,576
 Mine Safety Appliances Co.............................      17,000           763,640
 Minerals Technologies, Inc............................      25,300         1,329,515
 Minuteman International, Inc..........................       1,000            10,055
 *MIPS Technologies, Inc...............................      21,700           154,287
 *#Miravant Medical Technologies.......................      25,000            24,875
 *Misonix, Inc.........................................       7,100            47,819
 *Mission Resources Corp...............................      31,800            69,801
 *Mississippi Chemical Corp............................      39,142            55,582
 Mississippi Valley Bancshares, Inc....................      12,100           546,618
 *Mitcham Industries, Inc..............................      14,900            60,047
 *Mitek Systems, Inc...................................      13,900            21,823
 *Mity-Lite, Inc.......................................       7,200            85,572
 *MKS Instruments, Inc.................................      43,488         1,336,386
 *MKTG Services, Inc...................................       6,466             4,494
 *Mobile Mini, Inc.....................................      17,800           337,132
 *Mobius Management Systems, Inc.......................      26,000            75,270
 Mocon, Inc............................................       7,800            78,663
 *Modem Media, Inc.....................................       1,800             6,993
 Modine Manufacturing Co...............................      41,700         1,177,191
 *Modtech Holdings, Inc................................      18,857           206,861
 *Moldflow Corp........................................      11,800           116,053
 *Molecular Devices Corp...............................      18,640           352,669
 *Monaco Coach Corp....................................      42,450         1,078,230
 *Monarch Casino and Resort, Inc.......................      10,400           158,600
 *Monarch Dental Corp..................................       1,833             7,552
 *Mondavi (Robert) Corp. Class A.......................      11,200           402,920
 *Monro Muffler Brake, Inc.............................      10,700           234,812
 *Monterey Bay Bancorp, Inc............................       4,300            79,357
 *Monterey Pasta Co....................................      16,400           161,294
 *Moog, Inc. Class A...................................      14,100           429,345
 *Moog, Inc. Class B...................................       3,000           105,000
 *Moore Medical Corp...................................       3,900            36,797
 *Morgan Group Holding Co..............................       4,400             3,850
 *Morgan's Foods, Inc..................................         900             3,600
 *Morton Industrial Group, Inc. Class A................       1,000               850
 *Morton's Restaurant Group, Inc.......................       6,200            85,870
 *Mossimo, Inc.........................................      16,600           191,149
 *Mother's Work, Inc...................................       3,300           115,137
 *Motor Car Parts & Accessories, Inc...................       2,500             9,875
 Movado Group, Inc.....................................      16,700           359,050
 *Movie Gallery, Inc...................................      34,300           617,572
 *MPS Group, Inc.......................................     129,800         1,072,148
 *MPW Industrial Services Group........................       5,000            10,825
 *MRO Software, Inc....................................      29,300           392,034
 *MRV Communications, Inc..............................     119,600           171,626
 *MSC Industrial Direct Co., Inc. Class A..............      27,800           517,080
 *MSC Software Corp....................................      37,100           385,840
 *#MTI Technology Corp.................................      21,100            14,981
 *MTR Gaming Group, Inc................................      25,200           407,358
 MTS Systems Corp......................................      33,040           342,460
 *Mueller Industries, Inc..............................      40,600         1,345,484
 *Multex.com, Inc......................................      44,800           145,824
 *Multi Color Corp.....................................       1,500            25,125
                                                            SHARES             VALUE+
                                                            ------             ------
 *Multilink Technology Corp............................      54,000    $       43,470
 *#Multimedia Games, Inc...............................      15,900           472,389
 *M-Wave, Inc..........................................       5,300            23,876
 Myers Industries, Inc.................................      35,101           554,245
 *Myriad Genetics, Inc.................................      30,900           688,761
 Mystic Financial, Inc.................................       1,700            29,699
 *Nabi Biopharmaceuticals..............................      48,300           285,453
 Nacco Industries, Inc. Class A........................       9,100           623,805
 *Nanogen, Inc.........................................      33,100           101,121
 *Nanometrics, Inc.....................................      18,100           307,248
 *Nanophase Technologies Corp..........................      18,800           106,314
 *Napco Security Systems, Inc..........................       2,150            14,233
 *#Napro Biotherapeutics, Inc..........................      37,400           258,995
 Nara Bancorp, Inc.....................................       3,500            81,813
 Nash Finch Co.........................................      14,800           459,614
 *Nashua Corp..........................................       7,600            50,160
 *#Nastech Pharmaceutical Co., Inc.....................      12,600           200,781
 *NATCO Group, Inc. Class A............................      23,800           195,636
 *Nathans Famous, Inc..................................       9,900            40,293
 *National Beverage Corp...............................      20,400           271,116
 *National Dentex Corp.................................       4,600           116,357
 *National Equipment Services, Inc.....................      25,900            85,470
 *National Home Health Care Corp.......................       5,465            75,991
 *National Information Consortium, Inc.................      75,500           286,145
 *National Medical Health Card Systems, Inc............       8,600            93,525
 National Penn Bancshares, Inc.........................      24,441           645,120
 National Presto Industries, Inc.......................       9,000           281,250
 *National Processing, Inc.............................      69,200         1,944,520
 *National Research Corp...............................       7,000            55,650
 *National RV Holdings, Inc............................      20,700           226,872
 National Service Industries, Inc......................      10,925            96,686
 *National Steel Corp. Class B.........................      18,200             2,912
 *National Technical Systems, Inc......................      13,000            28,535
 *National Western Life Insurance Co. Class A..........       1,000           111,020
 *#NationsRent, Inc....................................      25,950             1,427
 *Natrol, Inc..........................................      10,000            13,950
 *Natural Alternatives International, Inc..............       5,400            15,795
 *Natural Wonders, Inc.................................       5,700                 5
 Natures Sunshine Products, Inc........................      27,159           299,156
 *Nautica Enterprises, Inc.............................      52,100           677,821
 *#Nautilus Group, Inc.................................      36,600         1,337,730
 *Navarre Corp.........................................      32,900            52,311
 *Navidec, Inc.........................................      14,300             5,220
 *Navigant Consulting, Inc.............................      57,800           393,040
 *Navigant International, Inc..........................      18,300           276,330
 *Navigators Group, Inc................................       8,700           231,203
 NBT Bancorp...........................................      31,948           543,276
 *NBTY, Inc............................................      82,500         1,341,863
 *NCI Building Systems, Inc............................      23,800           487,900
 *#Nco Escrow..........................................      12,000                 0
 *NCO Group, Inc.......................................      45,132         1,135,747
 *NCO Portfolio Management, Inc........................       1,665            11,822
 NDChealth Corp........................................      44,400         1,432,788
 *Neff Corp. Class A...................................      24,100            13,617
 Nelson (Thomas), Inc..................................      21,000           274,050
 *Neoforma, Inc........................................      22,300           318,667
 *Neogen Corp..........................................       7,300           112,858
 *NeoMagic Corp........................................      35,900           105,008
 *NEON Systems, Inc....................................       9,700            49,131
 *Neopharm, Inc........................................      19,580           252,484

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Neorx Corp...........................................      36,800    $       96,968
 *Neose Technologies, Inc..............................      23,100           244,283
 *Neotherapeutics, Inc.................................       7,800             3,276
 *#Neoware Systems, Inc................................       6,900            66,275
 *#Net Perceptions, Inc................................      23,500            27,378
 *Net.B@nk, Inc........................................      36,433           485,105
 *Net2Phone, Inc.......................................      42,300           226,305
 *Netegrity, Inc.......................................      41,600           296,192
 *Netguru, Inc.........................................      19,100            57,014
 *NetIQ Corp...........................................      22,300           516,357
 *Netmanage, Inc.......................................      98,500            95,053
 *Netopia, Inc.........................................      24,700            93,243
 *NetRadio Corp........................................       2,445               147
 *NetRatings, Inc......................................      36,900           413,649
 *Netro Corp...........................................      73,800           174,906
 *Netscout System, Inc.................................      36,800           305,624
 *NetSolve, Inc........................................      27,500           196,488
 *Network Equipment Technologies, Inc..................      34,500           195,960
 *#Network Plus Corp...................................      14,500                58
 *Netzee, Inc..........................................         687               258
 *Neurobiological Technologies, Inc....................       2,700             8,384
 *Neurocrine Biosciences, Inc..........................      39,500         1,280,985
 *Neurogen Corp........................................      22,900           274,228
 *Nevada Chemicals, Inc................................       2,500             7,875
 *New American Healthcare Corp.........................         200                 2
 *New Brunswick Scientific Co., Inc....................       9,764            77,136
 *New Century Equity Holdings Corp.....................      53,100            22,568
 New Century Financial Corp............................      26,800           725,744
 New England Business Services, Inc....................      22,700           600,415
 *New Focus, Inc.......................................      52,400           161,130
 New Hampshire Thrift BancShares, Inc..................         200             3,769
 *New Horizons Worldwide, Inc..........................      13,600           145,520
 New Jersey Resources Corp.............................      36,300         1,107,150
 *New World Restaurant Group, Inc......................       6,000             1,530
 *Newcor, Inc..........................................       6,300             2,048
 *Newmark Homes Corp...................................       8,500           142,333
 Newmil Bancorp, Inc...................................       4,700           102,578
 *Newpark Resources, Inc...............................      90,900           714,474
 Newport Corp..........................................      47,600           839,902
 *Newtek Capital, Inc..................................       2,500            11,875
 *NEXIQ Technologies, Inc..............................       5,300             7,235
 *Nextel Partners, Inc.................................      27,600           140,622
 *Niagara Corp.........................................      12,200            37,454
 Nitches, Inc..........................................         864             5,335
 NL Industries, Inc....................................      34,100           613,800
 *NMS Communications Corp..............................      44,000           156,420
 *NMT Medical, Inc.....................................      16,800           112,980
 NN, Inc...............................................      17,050           183,288
 *Nobel Learning Communities, Inc......................       7,600            46,854
 *Nobility Homes, Inc..................................       6,000            54,600
 #Noble International, Ltd.............................       9,200           124,200
 *Noel Group, Inc......................................       8,000               110
 Noland Co.............................................         200             5,220
 Nordson Corp..........................................      43,200         1,229,688
 *Norstan, Inc.........................................      16,000           106,720
 *Nortek, Inc..........................................      16,600           713,966
 *North American Scientific, Inc.......................      12,200           145,546
 North Central Bancshares, Inc.........................       2,700            74,804
 North Pittsburgh Systems, Inc.........................      19,500           292,305
 Northeast Bancorp.....................................         900            12,830
                                                            SHARES             VALUE+
                                                            ------             ------
 Northeast Pennsylvania Financial Corp.................       5,500    $       95,425
 *Northern Technologies International Corp.............       3,000            12,120
 *#Northfield Laboratories, Inc........................      19,900            81,889
 *Northland Cranberries, Inc...........................       6,900             6,590
 Northrim BanCorp, Inc.................................       7,968           123,948
 *Northwest Airlines Corp..............................         400             6,694
 Northwest Bancorp, Inc................................      66,300           971,295
 Northwest Natural Gas Co..............................      37,300         1,091,025
 *Northwest Pipe Co....................................       9,100           183,365
 #Northwestern Corp....................................      35,600           627,628
 *Novadigm, Inc........................................      29,600           208,976
 *#Novamed Eyecare, Inc................................      17,800            14,507
 *Novavax, Inc.........................................      31,000           142,600
 *Novell, Inc..........................................      58,870           201,335
 *Noven Pharmaceuticals, Inc...........................      30,500           808,555
 Novitron International, Inc...........................       1,430            10,117
 *Novoste Corp.........................................      19,500           128,603
 *NPS Pharmaceuticals, Inc.............................      39,300           751,023
 *NQL, Inc.............................................      19,000               105
 *NS Group, Inc........................................      30,100           257,355
 *Nstor Technology.....................................      26,700             5,607
 *#NTELOS, Inc.........................................      22,000            30,910
 *NTN Communications, Inc..............................      31,193            42,111
 *Nu Horizons Electronics Corp.........................      24,000           211,560
 *#Nucentrix Broadband Networks, Inc...................      14,200            46,008
 *NuCo2, Inc...........................................      12,100           147,620
 *Nuevo Energy Co......................................      28,100           440,889
 NUI Corp..............................................      21,592           550,164
 *Number Nine Visual Technology Corp...................       8,400                88
 *Numerex Corp. Class A................................      17,300           147,656
 *Numerical Technologies, Inc..........................      40,900           323,928
 NuSkin Enterprises, Inc...............................      48,400           605,000
 *Nutraceutical International Corp.....................      14,400            99,144
 *Nutramax Products, Inc...............................       3,300                45
 *Nutrition 21, Inc....................................      11,600             7,424
 *Nx Networks, Inc.....................................      47,900               263
 *#NYFIX, Inc..........................................      35,875           339,736
 Nymagic, Inc..........................................       8,700           158,340
 *O.I. Corp............................................       2,900            14,283
 Oak Hill Financial, Inc...............................       3,000            64,005
 *Oak Technology, Inc..................................      69,490           899,548
 *Oakley, Inc..........................................      89,400         1,641,384
 *Oakwood Homes Corp...................................      12,200            86,376
 *OAO Technology Solutions, Inc........................      29,400            53,361
 *Obie Media Corp......................................       7,100            22,223
 *Oceaneering International, Inc.......................      37,700         1,169,077
 OceanFirst Financial Corp.............................      25,200           527,688
 *O'Charleys, Inc......................................      24,250           559,084
 *Ocular Sciences, Inc.................................      34,500           973,763
 *Ocwen Financial Corp.................................      96,600           637,560
 *Odetics, Inc. Class A................................         300               422
 *Odetics, Inc. Class B................................         200               414
 *Officemax, Inc.......................................     154,600         1,094,568
 *Official Payments Corp...............................      28,600            84,799
 *Offshore Logistics, Inc..............................      33,800           712,673
 Oglebay Norton Co.....................................       6,400            80,768
 *Ohio Casualty Corp...................................      72,300         1,512,155
 Oil-Dri Corp. of America..............................       5,700            51,585
 *Old Dominion Freight Lines, Inc......................      10,800           150,930

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Olin Corp.............................................      60,800    $    1,196,544
 *Olympic Steel, Inc...................................      13,900            76,520
 Omega Financial Corp..................................      11,400           371,184
 *Omega Protein Corp...................................      28,700           117,670
 *Omega Worldwide, Inc.................................      19,700            41,961
 *#Omni Nutraceuticals, Inc............................      40,100               622
 *OmniVision Technologies, Inc.........................      28,500           362,235
 *Omnova Solutions, Inc................................       1,800            15,408
 *Omtool, Ltd..........................................      19,500            21,645
 *On Assignment, Inc...................................      34,700           743,448
 *On Command Corp......................................      49,600           155,000
 *ON Semiconductor Corp................................      91,700           264,555
 *On Technology Corp...................................      22,800            49,248
 *One Price Clothing Stores, Inc.......................       3,057             7,429
 Oneida, Ltd...........................................      25,200           456,120
 Oneok, Inc............................................      75,300         1,563,981
 *OneSource Information Services, Inc..................      11,900            82,229
 *Online Resources Corp................................      16,600            52,871
 *Ontrack Data International, Inc......................      22,100           332,495
 *Onyx Acceptance Corp.................................       8,700            41,108
 *Onyx Pharmacueticals, Inc............................      24,800           177,444
 *Onyx Software Corp...................................      62,900           229,271
 *OPENT Technologies, Inc..............................      19,400           178,965
 *Openwave Systems, Inc................................      80,800           488,032
 *Opinion Research Corp................................       1,700            10,336
 *Oplink Communications, Inc...........................      53,100            56,021
 *Opta Food Ingredients, Inc...........................      13,000            19,305
 Opti, Inc.............................................      18,600            29,202
 *Optical Sensors, Inc.................................       9,800             6,615
 *OpticNet, Inc........................................       5,600                 0
 *Optika Imaging Systems, Inc..........................      12,000            24,660
 *Option Care, Inc.....................................      26,000           339,170
 *OraPharma, Inc.......................................      16,300            69,357
 *OraSure Technologies, Inc............................      46,800           313,794
 *Orbit International Corp.............................       1,266             6,064
 *ORBIT/FR, Inc........................................       7,000             5,110
 *Orbital Sciences Corp................................      59,900           461,230
 *Orchid Biosciences, Inc..............................      24,300            35,478
 *Oregon Steel Mills, Inc..............................      31,300           175,280
 Oregon Trail Financial Corp...........................       4,600            88,550
 *Oriole Homes Corp. Class A Convertible...............         800             2,484
 *Oriole Homes Corp. Class B...........................       2,000             5,600
 *Orleans Homebuilders, Inc............................      13,400           118,590
 *Orphan Medical, Inc..................................      13,500           154,103
 *Orthodontic Centers of America, Inc..................      37,851           983,369
 *Orthologic Corp......................................      44,600           218,317
 Oshkosh B'Gosh, Inc. Class A..........................      20,300           773,227
 Oshkosh Truck Corp. Class B...........................      24,100         1,453,592
 *#OSI Pharmaceutical, Inc.............................      42,400         1,284,508
 *OSI Systems, Inc.....................................      16,300           337,247
 *Osmonics, Inc........................................      15,700           251,200
 *Osteotech, Inc.......................................      23,900           197,295
 *Ostex International, Inc.............................      15,000            31,425
 Otter Tail Power Co...................................      37,000         1,110,185
 *Outlook Group Corp...................................       2,400            12,516
 *Outsource International, Inc.........................       6,700                37
 *Overland Data, Inc...................................      14,300           184,399
 Overseas Shipholding Group, Inc.......................      41,600           928,096
 *Overture Services, Inc...............................      12,100           234,377
 #Owens & Minor, Inc...................................      48,600           916,596
 *#Owens Corning.......................................      53,800            79,624
                                                            SHARES             VALUE+
                                                            ------             ------
 *Owens-Illinois, Inc..................................      32,600    $      570,500
 *Owosso Corp..........................................       6,800             3,434
 Oxford Industries, Inc................................       9,900           272,052
 *Oxigene, Inc.........................................      17,900            36,427
 *Oxis International, Inc..............................       7,900             2,094
 *OYO Geospace Corp....................................       5,100            62,985
 *P&F Industries, Inc. Class A.........................       1,300             9,438
 *#P.F. Chang's China Bistro, Inc......................      33,200         1,088,628
 *Pacific Aerospace and Electronics, Inc...............      25,700             1,568
 Pacific Capital Bancorp...............................      32,800         1,060,916
 Pacific Crest Capital, Inc............................       1,060            30,051
 *#Pacific Gateway Exchange, Inc.......................      28,000               126
 *Pacific Mercantile Bancorp...........................       5,900            45,135
 Pacific Northwest Bancorp.............................      23,800           686,868
 *Pacific Sunwear of California, Inc...................      41,000           796,015
 *#Pacificare Health Systems, Inc......................      44,900         1,241,710
 *Packaged Ice, Inc....................................      26,900            36,988
 *Packeteer, Inc.......................................      40,900           274,644
 *Pac-West Telecomm, Inc...............................      23,200            11,484
 *Pain Therapeutics, Inc...............................      23,100           197,736
 *Palatin Technologies, Inc............................          62               167
 *#Paligent, Inc.......................................         347                 8
 *Palm Harbor Homes, Inc...............................      31,269           705,272
 *PAM Transportation Services, Inc.....................      12,900           320,501
 Pamrapo Bancorp, Inc..................................       6,800           108,256
 *Panavision, Inc......................................       3,600            11,628
 *Panera Bread Co......................................      16,900         1,050,504
 *Pantry, Inc..........................................       9,900            40,095
 *Papa John's International, Inc.......................      26,600           902,405
 *Par Technology Corp..................................      11,200            60,704
 *Paradyne Networks Corp...............................      48,563           161,958
 *Paragon Technologies, Inc............................       4,700            38,540
 *Parallel Petroleum Corp..............................      26,600            75,145
 *Parametric Technology Corp...........................      48,600           169,857
 *Paravant, Inc........................................      22,700            82,288
 *Parexel International Corp...........................      31,200           424,008
 Park Bancorp, Inc.....................................       1,700            34,723
 Park Electrochemical Corp.............................      25,250           748,663
 *Parker Drilling Co...................................     112,600           481,928
 *#Parkervision, Inc...................................      17,400           400,113
 *Park-Ohio Holdings Corp..............................      16,400            92,168
 Parkvale Financial Corp...............................       7,500           216,638
 *Parlex Corp..........................................       7,300            93,367
 *Parlux Fragrances, Inc...............................      15,400            39,578
 *#Pathmark Stores, Inc................................      37,600           845,436
 *Patient Infosystems, Inc.............................       8,800             1,276
 Patina Oil & Gas Corp.................................      27,034           964,843
 Patrick Industries, Inc...............................       7,900            71,495
 Patriot Bank Corp.....................................       8,700           122,844
 *Patriot Transportation Holding, Inc..................       2,500            73,125
 *Paula Financial, Inc.................................       6,600             5,280
 *#Paul-Son Gaming Corp................................       4,100            10,558
 *Paxar Corp...........................................      65,000         1,110,200
 *Paxson Communications Corp...........................      77,800           715,760
 *Payless Cashways, Inc................................         160                 0
 *PC Connection, Inc...................................      35,250           344,216
 *PC Mall, Inc.........................................      13,500            56,430
 *PCD, Inc.............................................      12,000            13,800
 *PC-Tel, Inc..........................................      25,200           182,448
 *PDF Solutions, Inc...................................       7,500            76,238
 *PDI, Inc.............................................      18,000           352,440

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *PDS Financial Corp...................................       1,100    $        1,716
 *PEC Solutions, Inc...................................      33,700           896,757
 *Pediatric Services of America, Inc...................       4,800            40,008
 *Pediatrix Medical Group, Inc.........................      31,900         1,213,795
 *Peerless Manufacturing Co............................       3,200            62,544
 *Peerless Systems Corp................................      17,900            32,489
 *Pegasus Communications Corp. Class A.................      57,100            81,082
 *Pegasus Solutions, Inc...............................      33,900           498,839
 *Pegasystems, Inc.....................................      42,700           482,083
 *Pemco Aviation Group, Inc............................         950            24,486
 *#Pemstar, Inc........................................      45,800            71,219
 Penford Corp..........................................      10,400           200,668
 Penn Engineering & Manufacturing Corp. Class A........       1,200            21,360
 Penn Engineering & Manufacturing Corp. Non-Voting.....      15,000           268,500
 *Penn National Gaming, Inc............................      24,000           861,720
 *Penn Traffic Co......................................          93               983
 *Penn Treaty American Corp............................      24,800           109,120
 Penn Virginia Corp....................................      10,500           372,645
 Penn-America Group, Inc...............................      15,000           142,500
 Pennfed Financial Services, Inc.......................      11,100           294,927
 *Pentacon, Inc........................................      16,900             3,296
 Penton Media, Inc.....................................      38,200           157,384
 *Penwest Pharmaceuticals Co...........................      18,500           341,695
 Peoples Bancorp, Inc..................................         300             5,670
 Peoples Bank CT.......................................       3,700           100,474
 Pep Boys -- Manny, Moe & Jack.........................      89,900         1,475,259
 *Perceptron, Inc......................................      12,550            22,778
 *Peregrine Systems, Inc...............................      10,000            13,650
 *Performance Food Group Co............................      36,800         1,382,576
 *Performance Technologies, Inc........................      21,200           179,882
 *Pericom Semiconductor Corp...........................      31,600           436,396
 *Perini Corp..........................................      23,700            93,615
 *Perrigo Co...........................................     102,500         1,435,513
 *Perry Ellis International, Inc.......................       8,700           145,856
 *Per-Se Technologies, Inc.............................      47,800           516,479
 *Personnel Group of America, Inc......................      31,800            34,980
 *Pervasive Software, Inc..............................      20,800            81,640
 *Petrocorp, Inc.......................................       6,900            65,895
 *Petroleum Development Corp...........................      25,800           165,378
 *PetSmart, Inc........................................     142,600         2,338,640
 PFF Bancorp, Inc......................................      18,100           609,789
 *#Pfsweb, Inc.........................................       4,942             2,298
 *Pharmaceutical Products Development Service Co.......      52,240         1,327,418
 *Pharmaceutical Resources, Inc........................      40,100           994,881
 *Pharmacopeia, Inc....................................      36,700           409,389
 *Pharmacyclics, Inc...................................      20,600            97,129
 *Pharmanetics, Inc....................................      12,100            85,366
 *Pharmchem Laboratories, Inc..........................       7,500             4,688
 *Phar-Mor, Inc........................................      14,200               142
 *Pharmos Corp.........................................       6,200             6,789
 *Philadelphia Consolidated Holding Corp...............      28,000         1,183,280
 Philadelphia Suburban Corp............................      17,250           357,075
 Phillips-Van Heusen Corp..............................      43,700           686,090
 *#Phoenix Gold International, Inc.....................       1,000             2,755
 *Phoenix Technologies, Ltd............................      41,500           534,313
 *Phonetel Technologies, Inc...........................         112                 4
 *Photo Control Corp...................................       1,000             1,995
                                                            SHARES             VALUE+
                                                            ------             ------
 *Photoelectron Corp...................................      14,200    $       40,470
 *#PhotoMedex, Inc.....................................      14,000            24,080
 *Photon Dynamics, Inc.................................      20,200           815,373
 *#PhotoWorks, Inc.....................................      26,300             7,167
 *Photronics, Inc......................................      39,700           907,741
 *Physiometrix, Inc....................................       7,700             8,624
 *Piccadilly Cafeterias, Inc...........................      14,700            52,185
 *Pico Holdings, Inc...................................      21,600           325,836
 Piedmont Natural Gas Co...............................      40,800         1,464,720
 *Pierre Foods, Inc....................................       7,600            17,860
 Pilgrim's Pride Corp..................................      12,900           139,449
 Pilgrims Pride Corp. Class B..........................      38,600           560,472
 *Pilot Network Services, Inc..........................      21,300                48
 *Pinnacle Entertainment, Inc..........................      39,400           420,398
 *Pinnacle Systems, Inc................................      71,500           782,568
 Pioneer Standard Electronics, Inc.....................      49,300           562,020
 Pittston Brink's Group................................      54,318         1,467,129
 *Pixelworks, Inc......................................      47,400           409,536
 *Pizza Inn, Inc.......................................      11,600            16,182
 *Plains Resources, Inc................................      34,700           936,900
 *Planar Systems, Inc..................................      17,200           393,622
 *PlanetCAD, Inc.......................................      15,350             4,912
 *Plantronics, Inc.....................................      58,000         1,314,860
 *PlanVista Corp.......................................      17,500            69,825
 *Plato Learning, Inc..................................      19,766           239,366
 *#Play By Play Toys and Novelties, Inc................       5,900                32
 *Playboy Enterprises, Inc. Class A....................       6,600            85,602
 *Playboy Enterprises, Inc. Class B....................      32,300           475,779
 *Playtex Products, Inc................................      76,300         1,036,917
 *Plexus Corp..........................................      52,300         1,182,765
 *#Pliant Systems, Inc.................................      10,600                27
 *#Plug Power, Inc.....................................      33,400           291,415
 *PLX Technology, Inc..................................      28,100           198,105
 *Plymouth Rubber, Inc. Class B........................         200               260
 PMA Capital Corp. Class A.............................      30,700           591,436
 *PMCC Financial Corp..................................       2,600             1,690
 PMR Corp..............................................       7,500            13,950
 PNM Resources, Inc....................................      48,900         1,271,400
 Pocahontas Bancorp, Inc...............................       7,700            76,307
 Pogo Producing Co.....................................      40,800         1,290,096
 *#Point Therapeutics, Inc.............................         660               960
 *Point West Capital Corp..............................       3,400                77
 *Point.360............................................      12,200            32,330
 Polaris Industries, Inc...............................      15,000         1,043,100
 *#PolyMedica Corp.....................................      17,300           623,752
 *Polymer Group, Inc...................................      31,100             2,488
 Polyone Corp..........................................     114,300         1,323,594
 *Pomeroy Computer Resource, Inc.......................      19,500           291,428
 Pope & Talbot, Inc....................................      20,400           330,480
 *Porta Systems Corp...................................      10,700               749
 *Portal Software, Inc.................................      67,300            81,097
 *Possis Medical, Inc..................................      26,500           358,545
 Potlatch Corp.........................................      36,900         1,263,825
 *Powell Industries, Inc...............................      12,500           265,063
 *Power Intergrations, Inc.............................      37,600           849,196
 *PowerCerv Corp.......................................       1,755             1,114
 *Power-One, Inc.......................................      98,800           888,212
 *Powerwave Technologies, Inc..........................      81,800           867,489
 *Pozen, Inc...........................................       8,600            44,763
 *PPT Vision, Inc......................................       6,800             6,358
 *PracticeWorks, Inc...................................      11,725           195,690
 *PRAECIS Pharmaceuticals, Inc.........................      40,500           137,295

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Premier Financial Bancorp............................       7,100    $       65,143
 *#Premier Laser Systems, Inc. Class A.................       9,900                25
 *#Pre-Paid Legal Services, Inc........................      31,550           763,510
 Presidential Life Corp................................      41,900           927,876
 *Presstek, Inc........................................      46,500           306,203
 *Preview Systems, Inc.................................       6,200               248
 *Previo, Inc..........................................       7,075            12,629
 *#PRG-Schultz International, Inc......................      79,700         1,114,605
 *Price Communications Corp............................      68,300         1,190,469
 *Price Legacy Corp....................................      29,734           118,936
 *Priceline.com, Inc...................................     231,900           935,717
 *Pricesmart, Inc......................................       4,400           176,550
 *Pride International, Inc.............................      18,700           362,780
 *Prima Energy Corp....................................      20,362           478,812
 *Prime Hospitality Corp...............................      69,300           875,952
 *Prime Medical Services, Inc..........................      21,100           191,272
 *PRIMEDIA, Inc........................................     296,538           590,111
 *Primix Solutions, Inc................................       9,900               287
 *Primus Knowledge Solutions, Inc......................      21,400            24,289
 *Princeton Review, Inc................................       6,100            48,770
 *Princeton Video Image, Inc...........................      13,800            18,078
 *Printronix, Inc......................................       8,900           107,512
 *Printware, Inc.......................................       4,000            17,500
 *Priority Healthcare Corp.............................      48,176         1,221,502
 *Private Business, Inc................................         945             3,520
 *Proassurance Corp....................................      34,450           620,445
 *ProBusiness Services, Inc............................      35,200           607,376
 *#Procom Technology, Inc..............................      18,300            22,326
 *Procurenet, Inc......................................      19,700                 0
 *Progenics Pharmaceuticals, Inc.......................      18,500           239,020
 *Programmers Paradise, Inc............................       6,600            16,170
 *Progress Financial Corp..............................       7,560            76,016
 *Progress Software Corp...............................      57,000           788,025
 *Prophet 21, Inc......................................       5,100            71,018
 *ProQuest Co..........................................      29,000         1,155,650
 *ProsoftTraining.com..................................      14,900             6,556
 *Protection One, Inc..................................      94,700           303,040
 *Protein Design Labs, Inc.............................      25,800           292,572
 *Proton Energy Systems, Inc...........................      41,600           189,904
 *Provant, Inc.........................................      20,400             7,956
 *Provell, Inc.........................................       8,100               243
 Providence & Worcester Railroad Co....................       3,000            26,700
 Provident Bancorp, Inc................................       5,200           148,564
 Provident Bankshares Corp.............................      41,377         1,081,802
 Provident Financial Group, Inc........................      30,100           887,499
 *Provident Financial Holdings, Inc....................       5,100           163,455
 Providian Financial Corp..............................     146,100         1,190,715
 *Province Healthcare Co...............................      56,925         1,450,164
 *Proxim Corp..........................................      67,269           215,261
 *#ProxyMed, Inc.......................................       1,320            27,641
 *PSC, Inc.............................................      18,900            10,301
 *PSS World Medical, Inc...............................      99,600           822,198
 Psychemedics Corp.....................................      32,600            97,474
 *PTEK Holdings, Inc...................................      66,700           331,499
 Pulaski Financial Corp................................       3,100            61,086
 Pulitzer, Inc.........................................       3,600           179,820
 *Puma Technology, Inc.................................      34,800            24,186
 *Pure Resources, Inc..................................      16,563           356,933
 *Pure World, Inc......................................      10,500             6,720
 *PW Eagle, Inc........................................       9,400            65,753
 *#PYR Energy Corp.....................................      12,500            21,250
 #Pyramid Breweries, Inc...............................       5,700            13,424
                                                            SHARES             VALUE+
                                                            ------             ------
 *Qad, Inc.............................................      44,600    $      130,901
 *QEP Co., Inc.........................................       2,125             9,148
 *QRS Corp.............................................      20,500           198,338
 *QuadraMed Corp.......................................      33,706           204,090
 Quaker Chemical Corp..................................      11,400           255,360
 *Quaker City Bancorp, Inc.............................       2,187            78,721
 *Quaker Fabric Corp...................................      24,250           316,341
 *Quality Dining, Inc..................................      13,700            51,581
 *Quality Systems, Inc.................................       8,000           129,400
 Quanex Corp...........................................      20,800           750,880
 *Quanta Services, Inc.................................      85,000         1,068,450
 *#Quentra Network Systems, Inc........................      21,600                23
 *Quest Software, Inc..................................      40,800           571,404
 *#Questcor Pharmaceuticals, Inc.......................      26,800            44,756
 *Questron Technology, Inc.............................       6,700               101
 *Quicklogic Corp......................................      29,000           131,225
 *Quidel Corp..........................................      39,300           259,577
 *Quigley Corp.........................................      13,200            92,598
 *Quiksilver, Inc......................................      33,800           779,090
 *Quipp, Inc...........................................       2,400            33,360
 Quixote Corp..........................................      10,400           184,184
 *Quokka Sports, Inc...................................       1,128                85
 *Quovadx, Inc.........................................      37,125           259,318
 *R & B, Inc...........................................       9,800            94,374
 *R H Donnelley Corp...................................      46,400         1,329,360
 *Racing Champions ERTL Corp...........................      19,100           379,040
 *Radiance Medical Systems, Inc........................      19,200            25,248
 *Radiant Systems, Inc.................................      44,100           576,387
 *Radio One, Inc.......................................       8,400           186,354
 *Radiologix, Inc......................................      24,500           326,830
 *RadiSys Corp.........................................      21,062           274,859
 *Radyne ComStream, Inc................................       9,500            41,895
 *Rag Shops, Inc.......................................       2,415            14,502
 *Railamerica, Inc.....................................      40,300           420,732
 *RailWorks Corp.......................................       8,000               420
 *Rainbow Rentals, Inc.................................       8,300            71,629
 *Rainbow Technologies, Inc............................      32,600           191,525
 *Ralcorp Holdings, Inc................................      42,100         1,184,694
 *#Rambus, Inc.........................................     125,400           835,164
 *Ramsay Youth Services, Inc...........................       3,900            18,291
 *Ramtron International Corp...........................       2,600             8,281
 *Range Resources Corp.................................      74,400           393,576
 *Rare Hospitality International, Inc..................      27,121           763,199
 Raven Industries, Inc.................................       7,800           209,391
 *Rawlings Sporting Goods, Inc.........................      12,744            66,269
 Rayonier, Inc.........................................      15,200           798,304
 *Rayovac Corp.........................................      48,600           886,950
 *Raytech Corp.........................................       7,000            30,100
 *RCM Technologies, Inc................................      16,300            84,271
 *#RCN Corp............................................      82,600           142,072
 *RDO Equipment Co. Class A............................       7,400            38,110
 *Reading International, Inc. Class A..................      18,149            67,151
 *Reading International, Inc. Class B..................       1,060             4,081
 *Read-Rite Corp.......................................     147,000           349,125
 *RealNetworks , Inc...................................     147,200         1,251,936
 *Recoton Corp.........................................      18,800            50,102
 *Red Hat, Inc.........................................     206,100           981,036
 *Redback Networks, Inc................................     152,400           316,230
 *#Redhook Ale Brewery, Inc............................       7,900            19,276
 Redwood Empire Bancorp................................       6,300           190,701
 *Reebok International, Ltd............................       7,000           183,260
 *Reeds Jewelers, Inc..................................         440               484

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Regal Beloit Corp.....................................      30,300    $      763,560
 *Regeneration Technologies, Inc.......................      11,800            64,074
 *#Regeneron Pharmaceuticals, Inc......................      48,900           808,073
 *Regent Communications, Inc...........................      65,500           510,573
 Regis Corp............................................      65,200         1,878,412
 *Register.Com, Inc....................................      49,400           392,730
 *Rehabcare Group, Inc.................................      23,600           628,940
 *Rehabilicare, Inc....................................      13,100            70,282
 *Reliability, Inc.....................................       9,900            26,235
 Reliance Steel & Aluminum Co..........................      41,900         1,292,615
 *Reliv International, Inc.............................       7,750            21,080
 *Relm Wireless Corp...................................       7,600             6,612
 *Remec, Inc...........................................      54,550           402,852
 *RemedyTemp, Inc......................................       9,900           171,666
 *Remington Oil & Gas Corp.............................      34,400           669,940
 *Renaissance Learning, Inc............................      44,500         1,529,910
 *Rent-A-Center, Inc...................................      33,000         1,868,460
 *Rentrak Corp.........................................      14,800            86,950
 *Rent-Way, Inc........................................      34,500           407,100
 *Repligen Corp........................................      36,000           108,900
 *#Reptron Electronics, Inc............................      10,000            29,500
 Republic Bancorp, Inc.................................      76,508         1,112,809
 Republic Bancorp, Inc. Class A........................      18,900           216,594
 *Republic Bankshares, Inc.............................      15,700           313,922
 *Republic First Bancorp, Inc..........................       7,234            47,491
 *Res-Care, Inc........................................      34,750           283,039
 *#ResMed, Inc.........................................      40,200         1,103,490
 *Resonate, Inc........................................      34,300            79,233
 *ResortQuest International, Inc.......................      24,100           154,240
 Resource America, Inc.................................      32,700           375,887
 *Resources Connection, Inc............................      15,000           383,175
 *Respironics, Inc.....................................      47,200         1,636,188
 *Restoration Hardware, Inc............................      35,600           286,402
 *Retek, Inc...........................................      49,100         1,198,286
 *#Revlon, Inc.........................................      29,000           153,120
 *Rex Stores Corp......................................      23,400           379,314
 *Rexhall Industries, Inc..............................       1,771            14,513
 *RF Monolithics, Inc..................................      11,300            49,438
 RGS Energy Group, Inc.................................       3,800           152,152
 *#Rhythms NetConnections, Inc.........................       8,900                 7
 *Ribozyme Pharmaceuticals, Inc........................      25,200            25,074
 *Rica Foods, Inc......................................       1,300             1,638
 Richardson Electronics, Ltd...........................      17,400           194,358
 *Rigel Pharmaceuticals, Inc...........................      51,200           203,008
 Riggs National Corp...................................      50,400           756,756
 *Right Management Consultants, Inc....................      17,375           479,376
 *Rimage Corp..........................................      10,200            85,374
 *Rita Medical Systems, Inc............................      17,400           173,043
 *Riverside Group, Inc.................................       1,000                85
 Riverview Bancorp, Inc................................       6,400            91,840
 Rivianna Foods, Inc...................................      18,100           435,758
 *Riviera Holdings Corp................................       5,000            30,375
 RLI Corp..............................................      14,100           757,875
 *RMH Teleservices, Inc................................      16,200           191,241
 *Roadhouse Grill, Inc.................................      11,600             2,900
 Roadway Corp..........................................      24,700           791,018
 Roanoke Electric Steel Corp...........................      15,300           210,146
 Robbins & Myers, Inc..................................      15,300           368,883
 *Robocom Systems, Inc.................................         800               132
 *Robotic Vision Systems, Inc..........................      52,800            69,432
 *Rochester Medical Corp...............................       7,400            45,880
 *Rock of Ages Co......................................       5,000            34,700
                                                            SHARES             VALUE+
                                                            ------             ------
 Rock-Tenn Co. Class A.................................      27,900    $      518,382
 *Rocky Mountain Chocolate Factory, Inc................       2,533            28,243
 *Rocky Shoes & Boots, Inc.............................       4,900            32,022
 *Rofin-Sinar Technologies, Inc........................      18,500           190,920
 *Rogers Corp..........................................      23,900           732,535
 *Rogue Wave Software, Inc.............................      17,100            54,122
 *Rohn Industries, Inc.................................      78,900            31,166
 Rollins, Inc..........................................      42,000           877,800
 Roper Industries, Inc.................................       2,600           101,400
 *Ross Systems, Inc....................................       3,100            25,498
 Rouge Industries, Inc. Class A........................      19,500            35,100
 Rowe Furniture Corp...................................      16,900            54,925
 *Roxio, Inc...........................................       1,629            27,473
 *Royal Appliance Manufacturing Co.....................      21,700           144,305
 Royal Bancshares of Pennsylvania Class A..............       4,218            86,258
 *Royal Energy, Inc....................................       3,041            19,269
 Royal Gold, Inc.......................................      23,200           342,896
 *Royal Precision, Inc.................................         550               143
 RPC, Inc..............................................      37,700           527,800
 *RSA Security, Inc....................................      68,300           392,384
 *RTI International Metals, Inc........................      25,100           284,885
 *RTW, Inc.............................................      15,100            16,308
 *Rubio's Restaurants, Inc.............................       5,500            44,413
 Ruby Tuesday, Inc.....................................      73,400         1,707,284
 Ruddick Corp..........................................      62,500         1,012,500
 *Rudolph Technologies, Inc............................      19,300           448,050
 *Rural Cellular Corp. Class A.........................      12,500            35,250
 *Rural/Metro Corp.....................................      14,000            62,580
 *Rush Enterprises, Inc................................       7,200            75,636
 Russ Berrie & Co., Inc................................      27,800           949,926
 Russell Corp..........................................      40,000           739,200
 *RWD Technologies, Inc................................      17,400            50,025
 *Ryans Family Steak Houses, Inc.......................      78,300         1,368,684
 Ryder System, Inc.....................................      32,400           968,760
 Ryerson Tull, Inc.....................................      37,100           402,535
 #Ryland Group, Inc....................................      31,400         1,695,600
 *S&K Famous Brands, Inc...............................       6,500            86,353
 S&T Bancorp, Inc......................................      36,100           914,413
 *S1 Corp..............................................      77,501           584,358
 *Saba Software, Inc...................................      60,200           149,898
 *Safeguard Scientifics, Inc...........................     134,200           264,374
 *SafeNet, Inc.........................................      10,500           140,595
 *Safety Components International, Inc.................         118               799
 *Saga Communications, Inc. Class A....................      20,100           535,665
 *SAGA Systems, Inc. Escrow Shares.....................      48,819                 0
 *Saks, Inc............................................       5,100            71,196
 *#Salton, Inc.........................................      18,900           270,648
 *Samsonite Corp.......................................      22,318            22,541
 *San Filippo (John B.) & Son, Inc.....................       5,000            35,050
 *Sanchez Computer Associates, Inc.....................      37,200           217,248
 Sanders Morris Harris Group, Inc......................       1,400             8,435
 Sanderson Farms, Inc..................................      19,200           499,296
 *Sandisk Corp.........................................      85,800         1,201,629
 *Sands Regent Casino Hotel............................       2,000             6,090
 Sandy Spring Bancorp, Inc.............................       5,900           208,388
 *Sangamo BioSciences, Inc.............................      11,600            72,442
 *Sangstat Medical Corp................................      32,900           723,307
 *Sapient Corp.........................................     130,700           192,129
 *Satcon Technology Corp...............................      21,900            39,530
 *Saucony, Inc. Class A................................       3,500            24,290

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THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Saucony, Inc. Class B................................       4,600    $       32,108
 Sauer, Inc............................................      49,900           494,010
 *SBA Communications Corp..............................      40,300            59,443
 *SBE, Inc.............................................       4,200             8,505
 *SBS Technologies, Inc................................      19,100           252,693
 *ScanSoft, Inc........................................      63,018           549,517
 *ScanSource, Inc......................................       9,000           596,475
 Schawk, Inc. Class A..................................      25,200           243,684
 *Scheid Vineyards, Inc................................       2,900            10,339
 *#Schick Technologies, Inc............................       9,000            27,000
 *Schieb (Earl), Inc...................................       2,200             6,160
 *Schlotzskys, Inc.....................................       9,600            45,456
 *Schmitt Industries, Inc..............................       8,700             4,220
 Schnitzer Steel Industries, Inc. Class A..............       7,200           144,216
 *Scholastic Corp......................................       8,400           399,252
 *Schuff Steel Co......................................       7,000            18,340
 Schulman (A.), Inc....................................      49,200           975,882
 Schweitzer-Maudoit International, Inc.................      20,100           571,041
 *#Sciclone Pharmaceuticals, Inc.......................      50,600           182,413
 *Scient, Inc..........................................      25,000             2,875
 *Scientific Games Corp................................      59,058           501,993
 *#Scientific Learning Corp............................       4,400             6,754
 Scientific Technologies, Inc..........................       6,700            26,130
 *Scios-Nova, Inc......................................      58,487         1,476,504
 *SCM Microsystems, Inc................................      18,700           205,607
 *Scotts Co. Class A...................................      34,100         1,597,585
 *SCP Pool Corp........................................      38,800         1,135,094
 SCPIE Holdings, Inc...................................      14,700           130,536
 Seaboard Corp.........................................       1,400           359,800
 *Seachange International, Inc.........................      36,100           288,620
 Seacoast Banking Corp. Class A........................       1,500            77,048
 Seacoast Financial Services Corp......................       5,746           133,968
 *Seacor Smit, Inc.....................................      26,100         1,271,070
 *Secom General Corp...................................         140               264
 Second Bancorp, Inc...................................      13,000           332,540
 *Secure Computing Corp................................      37,300           404,519
 *Security Associates International, Inc...............       5,700             6,555
 *SED International Holdings, Inc......................       4,725             7,560
 *Sedona Worldwide, Inc................................       2,502               133
 *SeeBeyond Technology Corp............................      97,300           306,982
 *SEEC, Inc............................................       9,800            15,141
 *Segue Software, Inc..................................      23,400            54,990
 *Seitel, Inc..........................................      38,400            98,304
 Selas Corp. of America................................       4,750            11,400
 *#Select Comfort Corp.................................      21,800           138,975
 *Selectica, Inc.......................................      41,400           148,833
 Selective Insurance Group, Inc........................      37,500         1,014,375
 SEMCO Energy, Inc.....................................      28,500           222,300
 *Semitool, Inc........................................      42,400           568,372
 *SEMX Corp............................................       9,800            11,956
 *Seneca Foods Corp. Class A...........................         200             2,944
 *Seneca Foods Corp. Class B...........................       1,300            19,598
 Sensient Technologies Corp............................      59,400         1,417,878
 *Sepracor, Inc........................................      11,200           131,096
 *Sequa Corp. Class A..................................       7,800           425,880
 *Sequa Corp. Class B..................................       2,600           153,400
 *Sequenom, Inc........................................      45,000           220,275
 *SeraCare Life Sciences, Inc..........................       4,080            26,540
 *Serena Software, Inc.................................      50,400           713,412
 *Serologicals Corp....................................      30,350           562,537
 *Service Corp. International..........................     146,000           604,440
                                                            SHARES             VALUE+
                                                            ------             ------
 *ServiceWare Technologies, Inc........................       2,900    $        1,262
 *Servotronics, Inc....................................       1,100             4,928
 *SFBC International, Inc..............................       6,000           106,230
 *Shared Technologies Cellular, Inc....................      10,100                86
 *Sharper Image Corp...................................      19,300           365,446
 *Shaw Group, Inc......................................      46,700         1,562,115
 *#Sheffield Medical Technologies, Inc.................      39,050            62,090
 *#Sheldahl, Inc.......................................      17,000               340
 *Shells Seafood Restaurants, Inc......................       4,400             2,398
 *Shiloh Industries, Inc...............................      13,500            32,198
 *Shoe Carnival, Inc...................................      18,100           343,810
 *Shoe Pavilion, Inc...................................       6,200            10,354
 *Sholodge, Inc........................................       5,800            32,422
 *#Shop At Home, Inc...................................      52,300           158,469
 *Shopko Stores, Inc...................................      55,400         1,139,578
 *Shuffle Master, Inc..................................      22,725           389,052
 *Siebert Financial Corp...............................      30,400           118,864
 *Sierra Health Services, Inc..........................      35,136           658,800
 #Sierra Pacific Resources.............................     114,000           794,580
 *Sifco Industries, Inc................................       5,400            29,700
 *Sigma Designs, Inc...................................      26,100            78,561
 *Sigmatron International, Inc.........................       2,200             9,141
 *Signal Technology Corp...............................      12,700           109,982
 *SignalSoft Corp......................................      23,700            52,496
 *Signature Eyewear, Inc...............................       3,600               630
 *Silgan Holdings, Inc.................................      22,500           846,563
 *Silicon Graphics, Inc................................     246,000           715,860
 *Silicon Image, Inc...................................      81,000           676,755
 *Silicon Laboratories, Inc............................      22,400           535,472
 *Silicon Storage Technology, Inc......................     115,200         1,238,976
 *Silicon Valley Bancshares............................      33,700         1,048,913
 *Siliconix, Inc.......................................       8,300           265,891
 *Silver Stream Software, Inc..........................      28,100           139,236
 Simmons First National Corp. Class A..................       4,550           157,862
 *Simon Transportation Services, Inc...................       6,100               183
 *Simon Worldwide, Inc.................................      22,200             2,886
 *SimpleTech, Inc......................................      48,000           262,800
 *Simpson Manufacturing Co., Inc.......................      13,100           825,300
 *Simula, Inc..........................................      17,300            87,884
 *Sinclair Broadcast Group, Inc. Class A...............      51,600           764,970
 *Sipex Corp...........................................      32,100           304,790
 *Sirenza Microdevices, Inc............................      34,100           136,571
 *#Sirius Satellite Radio, Inc.........................       1,200             4,782
 *Sitel Corp...........................................     115,100           299,260
 SJW Corp..............................................       3,600           290,700
 *Skechers U.S.A., Inc. Class A........................      18,300           397,293
 *SkillSoft Corp.......................................      20,900           382,157
 Skyline Corp..........................................      11,300           390,980
 Skywest, Inc..........................................      47,900         1,115,831
 *SL Industries, Inc...................................       9,200            68,080
 SLI, Inc..............................................      44,300            25,251
 *SM&A.................................................      17,700            63,455
 *Smart & Final Food, Inc..............................      32,900           306,299
 *SmartDisk Corp.......................................      10,800             6,318
 Smith (A.O.) Corp.....................................      22,900           682,420
 Smith (A.O.) Corp. Convertible Class A................       3,750           116,250
 *#Smith Micro Software, Inc...........................      23,800            20,825
 *Smithway Motor Express Corp. Class A.................       4,700             7,896
 *#Socrates Technologies Corp..........................      18,400                61

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Softnet Systems, Inc.................................      45,000    $       87,075
 *Software Spectrum, Inc...............................       3,900           142,994
 *Sola International, Inc..............................      31,100           372,578
 Solutia, Inc..........................................     131,000         1,067,650
 *Somera Communications, Inc...........................      37,700           231,667
 *#Sonic Automotive, Inc...............................      42,500         1,406,750
 *Sonic Corp...........................................      65,025         1,850,612
 *#Sonic Foundry, Inc..................................      40,300            58,435
 *Sonic Innovations, Inc...............................       8,200            56,785
 *Sonic Solutions......................................      17,700           143,636
 *#SONICblue, Inc......................................     124,266           176,458
 *SonicWALL, Inc.......................................      82,800           507,150
 *Sonosight, Inc.......................................       3,633            58,328
 *#Sonus Networks, Inc.................................      77,100           158,441
 *Sonus Pharmaceuticals, Inc...........................      16,400            57,646
 *#Sorrento Networks Corp..............................      18,500            27,935
 *SOS Staffing Services, Inc...........................      15,300            13,694
 *Sotheby's Holdings, Inc. Class A.....................      53,200           745,332
 *SoundView Technology Group, Inc......................      26,800            55,208
 *Source Information Management, Inc...................      22,800           107,388
 *#Source Media, Inc...................................      27,400               260
 *Sourcecorp, Inc......................................      24,400           726,876
 South Financial Group, Inc............................      51,427         1,171,764
 South Jersey Industries, Inc..........................      16,000           561,920
 Southern Banc Company, Inc............................         200             2,660
 *Southern Energy Homes, Inc...........................      11,925            26,235
 *Southern Union Co....................................      62,671         1,059,140
 *Southwall Technologies, Inc..........................      11,000            87,450
 Southwest Bancorp, Inc................................       6,000           149,550
 *Southwest Bancorporation of Texas, Inc...............      41,200         1,370,106
 Southwest Gas Corp....................................      41,100           999,141
 Southwest Water Co....................................      12,731           235,333
 *Southwestern Energy Co...............................      32,000           449,280
 Sovereign Bancorp, Inc................................       9,360           144,893
 *#Spacehab, Inc.......................................      15,800            19,355
 *Spacelabs Medical, Inc...............................      15,300           217,107
 Span-American Medical System, Inc.....................       2,400            17,856
 *Spanish Broadcasting System, Inc.....................      42,200           610,634
 *SPAR Group, Inc......................................       1,500             3,563
 Spartan Motors, Inc...................................      15,200           199,880
 *Spartan Stores, Inc..................................       8,700            48,503
 Spartech Corp.........................................      33,600           850,080
 *Sparton Corp.........................................       7,200            63,720
 *Specialty Laboratories, Inc..........................      26,900           193,411
 *SpectraLink Corp.....................................      32,700           338,936
 *Spectranetics Corp...................................      34,202            86,702
 *Spectrian Corp.......................................      15,000           194,700
 *Spectrum Control, Inc................................      17,400           119,277
 *SpectRx, Inc.........................................       8,900            41,919
 *SpeechWorks International, Inc.......................      48,200           194,487
 *SpeedFam-IPEC, Inc...................................      46,652           204,103
 *Speedway Motorsports, Inc............................      42,800         1,168,012
 *Speizman Industries, Inc.............................       2,900             1,885
 *Spherion Corp........................................      70,000           772,100
 *#Spherix, Inc........................................      17,000            97,410
 *Sphinx International, Inc............................      10,550             7,385
 Spiegel, Inc. Class A Non-Voting......................      14,900            22,723
 *Spinnaker Exploration Co.............................      30,100         1,152,228
 *Spinnaker Industries, Inc............................       4,000                 0
 *Spire Corp...........................................       9,200            35,650
 *Sport Chalet, Inc....................................       2,700            24,921
                                                            SHARES             VALUE+
                                                            ------             ------
 *Sport Supply Group, Inc..............................      11,200    $       12,432
 *Sport-Haley, Inc.....................................       4,900            21,291
 *Sports Authority, Inc................................      41,400           532,818
 *Sports Club Co., Inc.................................      20,100            50,753
 *SportsLine.Com, Inc..................................      33,400            42,585
 *Sportsman's Guide, Inc...............................       5,100            40,749
 *SPS Technologies, Inc................................      16,500           604,065
 *SPSS, Inc............................................      21,029           336,569
 *SRI/Surgical Express, Inc............................       6,100            86,254
 *SRS Labs, Inc........................................      16,800            41,580
 *SS&C Technologies, Inc...............................      18,600           229,152
 *SSE Telecom, Inc.....................................       7,700                62
 *SSP Solutions, Inc...................................       2,200             2,596
 St. Francis Capital Corp..............................      13,200           312,510
 St. Mary Land & Exploration Co........................      43,600         1,017,842
 *Staar Surgical Co....................................      24,900           122,757
 Staff Leasing, Inc....................................      34,700           136,198
 *Stamps.com, Inc......................................       5,700            26,021
 *#Standard Automotive Corp............................       4,400                 4
 Standard Commercial Corp..............................      18,129           342,638
 *Standard Management Corp.............................      12,500            99,875
 *Standard Microsystems Corp...........................      25,300           576,714
 Standard Motor Products, Inc. Class A.................      12,400           203,236
 Standard Pacific Corp.................................      44,900         1,481,700
 Standard Register Co..................................      29,100           960,300
 Standex International Corp............................      17,300           447,032
 *Stanley Furniture, Inc...............................      11,000           352,550
 *Star Buffet, Inc.....................................       2,800             8,064
 *Star Multi Care Service, Inc.........................         454               297
 *Star Scientific, Inc.................................      22,200            31,080
 *STAR Telecommunications, Inc.........................       5,900                 6
 *Starcraft Corp.......................................       2,500            14,425
 *#StarMedia Network, Inc..............................      29,800             1,341
 *#Starmet Corp........................................      13,000                13
 Starrett (L.S.) Co. Class A...........................       6,700           151,755
 *Startec Global Communications Corp...................      17,700             1,062
 *StarTek, Inc.........................................      22,400           596,288
 State Auto Financial Corp.............................      51,300           834,395
 State Financial Services Corp. Class A................      11,100           167,333
 Staten Island Bancorp, Inc............................      75,700         1,548,065
 *#Station Casinos, Inc................................      58,250           969,863
 *Steak n Shake Co.....................................      45,218           676,009
 *Steel Dynamics, Inc..................................      63,200         1,126,540
 Steel Technologies, Inc...............................      14,500           161,313
 *SteelCloud Co........................................      11,600            40,716
 *Stein Mart, Inc......................................      57,800           657,475
 *Steinway Musical Instruments, Inc....................      11,600           256,940
 *Stellent, Inc........................................      27,600           154,146
 *Stemcells, Inc.......................................      27,300            49,413
 Stepan Co.............................................       8,400           225,960
 Stephan Co............................................       3,500            13,230
 *Stericycle, Inc......................................      22,200         1,530,246
 *Steris Corp..........................................      74,600         1,577,790
 Sterling Bancorp......................................      13,068           450,846
 Sterling Bancshares...................................      62,850           909,754
 *Sterling Financial Corp..............................      15,972           365,360
 Stewart & Stevenson Services, Inc.....................      37,000           622,155
 *Stewart Enterprises, Inc.............................     145,000           870,725
 *Stewart Information Services Corp....................      20,000           397,000
 Stifel Financial Corp.................................      11,400           153,900

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Stillwater Mining Co.................................      50,900    $      900,930
 *STM Wireless, Inc. Class A...........................      11,400            13,965
 *Stockwalk.com Group, Inc.............................       4,835                27
 *Stone & Webster, Inc.................................      14,200             8,236
 *Stone Energy Corp....................................      32,863         1,352,312
 *Stoneridge, Inc......................................      28,900           455,175
 *#Storage Computer Corp...............................      23,000           137,540
 *Storage Engine, Inc..................................         283               321
 *StorageNetworks, Inc.................................      60,800           107,008
 *Stratasys, Inc.......................................       6,100            39,711
 *Strategic Diagnostics, Inc...........................      26,500           121,900
 *Strategic Distribution, Inc..........................       4,029            50,423
 *Stratesec, Inc.......................................       8,000             2,720
 *Stratos Lightwave, Inc...............................      87,294           180,699
 *Strattec Security Corp...............................       6,500           339,723
 *Stratus Properties, Inc..............................       8,550            76,907
 Strayer Ed, Inc.......................................      25,600         1,512,320
 Stride Rite Corp......................................      65,200           515,080
 *Strouds, Inc.........................................       7,200                16
 *Student Advantage, Inc...............................      15,700             3,062
 Sturm Ruger & Co., Inc................................      41,000           568,260
 *#Styleclick, Inc. Class A............................      12,700             2,794
 *Suburban Lodges of America, Inc. Escrow Shares.......      18,500                 0
 Suffolk Bancorp.......................................       8,600           271,072
 *Summa Industries, Inc................................       6,000            59,160
 Summit Bancshares, Inc................................       2,000            49,210
 Summit Bank Corp......................................         840            14,490
 *Sun Bancorp, Inc.....................................      17,926           259,927
 Sun Hydraulics, Inc...................................       4,900            39,813
 *Sunair Electronics, Inc..............................       3,000             7,200
 *Sundance Homes, Inc..................................       3,000                75
 *Sunland Entertainment Co., Inc.......................       5,400               540
 *SunLink Health Systems, Inc..........................       1,048             4,192
 *#Sunrise Assisted Living, Inc........................      30,365           886,962
 *Sunrise Telecom, Inc.................................       3,600             7,902
 *Suntron Corp.........................................       5,265            43,700
 *#Superconductor Technologies, Inc....................      27,200           104,856
 *Supergen, Inc........................................      48,100           284,031
 *Superior Consultant Holdings Corp....................      13,600            74,052
 *Superior Energy Services, Inc........................      91,200           959,424
 Superior Industries International, Inc................      27,700         1,267,552
 *#Superior Telecom, Inc...............................      33,200            22,908
 Superior Uniform Group, Inc...........................      10,000           112,500
 *Supertex, Inc........................................      26,500           468,123
 *SupportSoft, Inc.....................................      16,400            47,806
 *Supreme Industries, Inc..............................      13,471            83,520
 *SurModics, Inc.......................................      20,300           689,693
 Susquehanna Bancshares, Inc...........................      56,600         1,356,985
 *#SVI Solutions, Inc..................................      27,900            16,740
 *Swift Energy Corp....................................      34,700           509,049
 *Swisher International, Inc...........................         700               298
 *Swiss Army Brands, Inc...............................      10,600            66,356
 *Switchboard, Inc.....................................      10,600            61,268
 SWS Group, Inc........................................      27,918           576,786
 *Sybase, Inc..........................................      10,100           135,138
 *Sycamore Networks, Inc...............................      40,100           144,160
 *Sykes Enterprises, Inc...............................      46,400           439,408
 *Sylvan Learning Systems, Inc.........................      49,700         1,366,999
 *Sylvan, Inc..........................................       7,300            93,039
 *Symmetricom, Inc.....................................      37,250           182,525
 *Symphonix Devices, Inc...............................      10,100             6,363
                                                            SHARES             VALUE+
                                                            ------             ------
 *Syms Corp............................................      19,800    $      116,226
 *Symyx Technologies...................................      37,700           612,625
 Synalloy Corp.........................................       9,100            40,768
 *Synaptic Pharmaceutical Corp.........................      17,400           103,965
 *Synbiotics Corp......................................      12,100             2,118
 *Syncor International Corp............................      30,700           952,775
 *Synovis Life Technologies, Inc.......................      12,600           109,620
 *Syntel, Inc..........................................      49,000           733,530
 *Syntellect, Inc......................................      19,000            13,205
 *Synthetech, Inc......................................      21,800            34,117
 *Syntroleum Corp......................................      46,900           200,498
 *Sypris Solutions, Inc................................       2,250            41,906
 *System Software Associates, Inc......................      10,700                27
 *Systemax, Inc........................................      43,700           133,285
 *Systems & Computer Technology Corp...................      56,500           812,470
 *T/R Systems, Inc.....................................       2,200             4,070
 *T-3 Energy Services, Inc.............................       1,250            11,356
 *Tab Products Co......................................       7,200            38,880
 *Tag-It Pacific, Inc..................................      11,400            47,595
 *Taitron Components, Inc..............................       6,800            10,506
 *#Take Two Interactive Software.......................      46,100         1,185,001
 TALX Corp.............................................      16,738           309,486
 *Tandy Brand Accessories, Inc.........................       7,500            93,900
 *Tandy Crafts, Inc....................................      14,400               288
 *Tanning Technology Corp..............................      19,400            23,668
 *Tanox, Inc...........................................      54,100           643,249
 *Tarantella, Inc......................................      19,900            11,642
 *Targeted Genetics Corp...............................      55,500            74,648
 *Tarrant Apparel Group................................      19,600           109,466
 Tasty Baking Co.......................................      12,600           200,088
 TB Woods Corp.........................................       5,800            49,039
 *TBA Entertainment Corp...............................      12,800            38,400
 *TBC Corp.............................................      25,650           402,064
 *TCSI Corp............................................      22,300            13,938
 *TEAM America, Inc....................................       2,800             7,882
 *Team Communications Group, Inc.......................       5,800               116
 *Team, Inc............................................       7,600            70,300
 *TeamStaff, Inc.......................................      19,800           127,215
 Tech/Ops Sevcon, Inc..................................       4,000            35,000
 *Techdyne, Inc........................................       7,100             9,585
 Teche Holding Co......................................         700            17,675
 *Techne Corp..........................................      49,800         1,558,989
 *Technical Communications Corp........................         400               328
 *Technisource, Inc....................................      12,300            33,579
 Technitrol, Inc.......................................      49,000         1,266,650
 Technology Research Corp..............................       7,000            13,230
 *Technology Solutions Corp............................      62,100            97,808
 *TechTeam Global, Inc.................................      20,500           167,075
 Tecumseh Products Co. Class A.........................      12,300           572,012
 *Tegal Corp...........................................      20,000            21,900
 *Tejon Ranch Co.......................................      13,900           419,085
 *Tekelec..............................................      75,200           799,752
 *Teletech Holdings, Inc...............................      96,400         1,139,930
 *Teletouch Communications, Inc........................       3,400             1,530
 *Telik, Inc...........................................      30,800           365,596
 *Telscape International, Inc..........................      22,000                50
 *Telular Corp.........................................      16,500            93,803
 *Temtex Industries, Inc...............................       2,000               930
 *TenFold Corp.........................................       4,500             2,070
 *Tengasco, Inc........................................       1,600             5,760
 Tennant Co............................................      10,800           429,300

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Tenneco Automotive, Inc..............................      51,000    $      314,670
 *Terayon Communication Systems, Inc...................      87,000           247,950
 *Terex Corp...........................................      53,348         1,355,039
 *Terra Industries, Inc................................     106,800           217,872
 *Tesoro Petroleum Corp................................      73,700           519,585
 *Tessco Technologies, Inc.............................       7,200            96,372
 *#Tetra Tech, Inc.....................................      64,926           935,259
 *Tetra Technologies, Inc..............................      17,600           434,720
 *Texas Biotechnology Corp.............................      63,700           288,497
 Texas Industries, Inc.................................      29,600         1,116,216
 Texas Regional Banchshares, Inc. Class A..............      22,330         1,050,515
 TF Financial Corp.....................................       2,600            61,932
 *TFC Enterprises, Inc.................................      11,400            18,924
 *Thackeray Corp.......................................       4,100             7,749
 *The Medicines Co.....................................      39,300           355,076
 *Theragenics Corp.....................................      43,400           371,070
 *Therma-Wave, Inc.....................................      30,300           314,363
 *Thermwood Corp.......................................         200               250
 *TheStreet.com, Inc...................................      28,200            76,845
 *Third Wave Technologies..............................      37,600           104,716
 Thistle Group Holdings Co.............................       7,100            89,105
 Thomas & Betts Corp...................................      69,800         1,523,036
 *Thomas Group, Inc....................................       6,000             2,550
 Thomas Industries, Inc................................      17,450           503,433
 *Thomaston Mills, Inc.................................       1,900                 3
 Thor Industries, Inc..................................      16,900         1,174,550
 *Thoratec Laboratories Corp...........................      75,943           722,977
 *T-HQ, Inc............................................      44,400         1,421,244
 Three Rivers Bancorp, Inc.............................       7,300           130,889
 *Three-Five Systems, Inc..............................      25,799           309,588
 *Tickets.com, Inc.....................................       3,400             6,868
 *#Tidel Technologies, Inc.............................      10,500             4,043
 *Tier Technologies, Inc. Class B......................      20,400           340,476
 *TII Network Technologies, Inc........................      11,260             5,236
 Timberland Bancorp, Inc...............................       6,600           113,421
 Timberline Software Corp..............................      23,200           143,144
 *#Timco Aviation Services, Inc........................       1,744             3,253
 Timken Co.............................................      61,900         1,386,560
 *Tipperary Corp.......................................      17,900            33,115
 *Titan Corp...........................................      17,499           376,229
 Titan International, Inc..............................      21,500           109,650
 *Titan Pharmaceuticals, Inc...........................      35,300           139,435
 *Titanium Metals Corp.................................      46,600           182,206
 *#TiVo, Inc...........................................      59,300           258,548
 *TLC Vision Corp......................................      33,060           101,494
 *TMBR/Sharp Drilling, Inc.............................       6,200            91,915
 *T-Netix, Inc.........................................      17,300            66,692
 *Todd Shipyards Corp..................................       6,800            95,880
 *Toddhunter International, Inc........................       4,600            52,440
 *Tofutti Brands, Inc..................................       6,900            21,390
 *Tollgrade Communications, Inc........................      16,000           309,360
 Tompkins County Trustco, Inc..........................         330            13,035
 *Topps, Inc...........................................      63,500           642,303
 *Toreador Resources Corp..............................       4,900            20,678
 Toro Co...............................................      17,900         1,030,503
 *Total Entertainment Restaurant Corp..................      12,800           171,776
 *Touch America Holdings, Inc..........................     128,900           382,833
 *Tower Air, Inc.......................................      13,300               466
 *Tower Automotive, Inc................................      66,400           853,240
 *Toymax International, Inc............................      11,100            49,118
                                                            SHARES             VALUE+
                                                            ------             ------
 *#Track Data Corp.....................................      65,500    $       78,273
 *Track 'n Trail, Inc..................................       4,900                15
 *Tractor Supply Co....................................      12,500           696,625
 *Tradestation Group, Inc..............................      32,100            39,965
 *Traffix, Inc.........................................      22,200           135,087
 *Trailer Bridge, Inc..................................       9,800            27,783
 *Trammell Crow Co.....................................      45,300           611,550
 *Trans World Entertainment Corp.......................      72,700           518,715
 *Transact Technologies, Inc...........................       8,900            50,063
 *Transaction Systems Architects, Inc..................      44,100           487,746
 *#Transcrypt International, Inc.......................       7,800             7,137
 *Transgenomic, Inc....................................       6,100            30,165
 *Transkaryotic Therapies, Inc.........................      38,500         1,455,493
 *Transmation, Inc.....................................       6,700             6,700
 *Transmeta Corp.......................................      28,700            68,019
 *Transmontaigne Oil Co................................      41,200           195,700
 *Transport Corp. of America...........................       5,200            36,530
 *Transport Industries, Inc............................       1,400             5,012
 *Transportation Components, Inc.......................      21,000                53
 *Transpro, Inc........................................       6,700            40,267
 *Transtechnology Corp.................................       6,300            68,355
 *TransTexas Gas Corp. Class A.........................         236               207
 *Transwitch Corp......................................      91,400           113,793
 *Transworld Healthcare, Inc...........................      19,300           115,800
 *Travis Boats & Motors, Inc...........................       3,300             5,792
 *TRC Companies, Inc...................................      14,800           408,480
 Tredegar Industries, Inc..............................      47,000         1,085,700
 Tremont Corp..........................................       5,100           150,705
 *Trend-Lines, Inc. Class A............................       2,100                33
 *#Trendwest Resorts, Inc..............................      51,900         1,230,290
 Trenwick Group, Ltd...................................      23,975           191,081
 *#Trex Co., Inc.......................................      17,000           470,900
 *Triad Guaranty, Inc..................................      17,000           805,460
 *Triangle Pharmaceuticals, Inc........................      93,200           298,706
 *Triarc Companies, Inc. Class A.......................      30,600           840,276
 Trico Bancshares......................................       4,950           130,309
 *Trico Marine Services, Inc...........................      54,700           451,002
 *Trident Microsystems, Inc............................      22,100           161,883
 *Trimble Navigation, Ltd..............................      34,600           622,800
 *#Trimedyne, Inc......................................       5,400             2,700
 *#Trimeris, Inc.......................................      23,400         1,140,750
 Trinity Industries, Inc...............................      57,400         1,076,250
 *Trio-Tech International..............................         400             1,210
 *TriPath Imaging, Inc.................................      46,852           177,803
 *#Tripath Technology, Inc.............................       3,098             3,471
 *Tripos, Inc..........................................      10,200           228,021
 *Triquint Semiconductor, Inc..........................      19,141           172,365
 *#Tristar Corp........................................       1,000               165
 *Triton PCS Holdings, Inc.............................      65,200           665,040
 *Triumph Group........................................      16,700           741,480
 *TriZetto Group, Inc..................................      58,000           573,330
 *TRM Copy Centers Corp................................       8,100             9,720
 *Tropical Sportswear International Corp...............       9,300           240,359
 *Trover Solutions, Inc................................      14,600            77,745
 *Troy Financial Corp..................................         315             8,222
 *Troy Group, Inc......................................      13,100            54,300
 *Trump Hotels & Casino Resorts, Inc...................      31,000            78,430
 Trust Co. of New Jersey...............................      31,400           738,999
 Trustco Bank Corp.....................................      85,752         1,101,913
 *TSR, Inc.............................................       6,400            36,000
 *TTM Technologies, Inc................................      55,800           446,958

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Tucows, Inc..........................................       8,500    $        4,463
 *Tuesday Morning Corp.................................      50,000         1,391,500
 *Tufco Technologies, Inc..............................       4,500            27,405
 *#Tularik, Inc........................................      61,600           573,804
 *Tumbleweed Communications Corp.......................      38,195            81,164
 Tupperware Corp.......................................      60,000         1,327,800
 *#TurboChef Technologies, Inc.........................      20,500            59,860
 *Turnstone Systems, Inc...............................      80,700           313,923
 *Tut Systems, Inc.....................................      18,700            31,416
 *Tvia, Inc............................................       6,900             8,832
 *Tweeter Home Entertainment Group, Inc................      29,200           494,356
 Twin Disc, Inc........................................       3,600            52,380
 *Twinlab Corp.........................................      37,800            27,594
 *Tyler Technologies, Inc..............................      59,200           311,392
 *#U.S. Aggregates, Inc................................       9,700               209
 *U.S. Concrete, Inc...................................      22,800           129,048
 U.S. Freightways Corp.................................      33,600         1,175,160
 *U.S. Home & Garden, Inc..............................      23,700            13,746
 *U.S. Industries, Inc.................................      94,500           379,890
 *U.S. Interactive, Inc................................      38,700               174
 *U.S. Laboratories, Inc...............................       5,800            76,328
 *U.S. Physical Therapy, Inc...........................      12,650           228,839
 *#U.S. Plastic Lumber Corp............................      14,800             4,736
 *U.S. Vision, Inc.....................................       7,700            29,530
 #UAL Corp.............................................      66,600           811,854
 *Ubics, Inc...........................................       8,000             5,640
 *UbiquiTel, Inc.......................................      50,200            81,073
 UCBH Holdings, Inc....................................      24,300           957,056
 *UFP Technologies, Inc................................       3,800             5,472
 UGI Corp..............................................      36,300         1,125,300
 *UICI.................................................      59,100         1,043,706
 UIL Holdings Corp.....................................      15,600           862,680
 *Ulticom, Inc.........................................      48,300           334,961
 *Ultimate Electronics, Inc............................      15,900           483,281
 *Ultimate Software Group, Inc.........................      22,500            72,563
 *Ultradata Systems, Inc...............................       2,000               450
 *Ultrak, Inc..........................................      18,700            29,453
 *Ultralife Batteries, Inc.............................      17,700            53,631
 *Ultratech Stepper, Inc...............................      33,800           542,490
 UMB Financial Corp....................................      26,465         1,255,897
 Umpqua Holdings Corp..................................      19,582           330,740
 *#Unapix Entertainment, Inc...........................       6,100                34
 Unico American Corp...................................       7,200            44,316
 *Unidigital, Inc......................................       6,100                34
 *Unifab International, Inc............................       2,200               803
 *Unifi, Inc...........................................      88,900           883,666
 Unifirst Corp.........................................      13,150           327,435
 *Unify Corp...........................................      25,700            21,588
 *Unimark Group, Inc...................................      10,100             5,757
 *Uni-Marts, Inc.......................................       6,500            19,175
 *Union Acceptance Corp. Class A.......................       5,200            35,698
 Union Community Bancorp...............................       2,300            34,535
 *Uniroyal Technology Corp.............................      14,400             7,344
 Unisource Energy Corp.................................      51,280           997,909
 *Unit Corp............................................      56,100         1,046,826
 *United Auto Group, Inc...............................      40,200         1,058,868
 United Bankshares, Inc. WV............................      42,200         1,257,982
 United Community Financial Corp.......................      42,800           362,944
 United Financial Corp.................................         400             9,188
 United Fire Casualty Co...............................       6,200           209,033
 United Guardian, Inc..................................       1,900            11,495
                                                            SHARES             VALUE+
                                                            ------             ------
 United Industrial Corp................................      19,800    $      498,960
 United National Bancorp...............................      18,400           422,096
 *United Natural Foods, Inc............................      29,200           664,738
 *United Online, Inc...................................      45,002           492,097
 United Parcel, Inc. -- Restricted Escrow..............      10,700             9,831
 *United Retail Group, Inc.............................      18,600           165,075
 *United Road Services, Inc............................         720               328
 *United States Energy Corp............................      11,500            37,663
 *United Stationers, Inc...............................      37,200         1,415,646
 *United Therapeutics Corp.............................      25,300           387,596
 *UnitedGlobalCom, Inc.................................      95,000           438,425
 Unitil Corp...........................................       6,100           191,540
 *Unity Bancorp, Inc...................................       6,200            44,423
 *Universal Access Global Holdings, Inc................      76,100            28,538
 *Universal American Financial Corp....................      50,200           361,691
 Universal Corp........................................      34,700         1,408,820
 *Universal Display Corp...............................      22,200           235,986
 *Universal Electronics, Inc...........................      24,100           410,544
 Universal Forest Products, Inc........................      24,000           592,200
 *Universal Stainless & Alloy Products, Inc............       7,600           119,548
 Unizan Financial Corp.................................      14,834           303,355
 *Unova, Inc...........................................     103,500           706,905
 *UQM Technologies, Inc................................      24,200            94,380
 *Urban Outfitters, Inc................................      34,200         1,013,688
 *Urologix, Inc........................................      16,700           259,852
 *Uromed Corp. New.....................................       4,720                42
 *URS Corp.............................................      22,500           664,200
 *Ursus Telecom Corp...................................       8,500                 9
 *#US LEC Corp.........................................      16,700            42,919
 *US Liquids, Inc......................................      25,300            64,515
 *US Oncology, Inc.....................................     116,782         1,011,916
 *US Unwired, Inc......................................      10,000            56,450
 *US Xpress Enterprises, Inc. Class A..................      20,523           230,371
 *USA Truck, Inc.......................................      10,200           126,225
 *USABancShares.com, Inc...............................       5,300             2,624
 *#USAir Group, Inc....................................      85,100           259,555
 *USANA, Inc...........................................      14,000            77,350
 USB Holding Co., Inc..................................      16,285           253,232
 *USDATA Corp..........................................       3,420             4,241
 Usec, Inc.............................................      95,900           718,291
 *#USG Corp............................................      33,900           209,502
 *Utah Medical, Inc....................................       6,300            96,957
 *V.I. Technologies, Inc...............................      32,600            98,452
 *#VA Software Corp....................................      46,400            41,064
 Vail Banks Inc........................................       1,300            16,153
 *Vail Resorts, Inc....................................      29,500           542,210
 *Valence Technology, Inc..............................      54,700           111,862
 *#Valentis, Inc.......................................      43,566            73,409
 *Valley National Gases, Inc...........................       4,200            30,030
 Valmont Industries, Inc...............................      31,600           596,292
 *Value City Department Stores, Inc....................      49,000           180,810
 Value Line, Inc.......................................      10,900           498,675
 *ValueClick, Inc......................................      22,300            72,141
 *Valuevision International, Inc. Class A..............      45,400           984,272
 *Vans, Inc............................................      23,000           224,595
 *#Vari L Co., Inc.....................................       7,500             7,875
 *Variagenics, Inc.....................................       8,400            12,390
 *Variflex, Inc........................................       5,100            22,823
 *Vari-Lite International, Inc.........................       4,800             7,320

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Varsity Brands, Inc..................................       9,255    $       40,722
 *Vascular Solutions, Inc..............................       2,200             4,169
 *Vastera, Inc.........................................      27,500           168,025
 *#Vaxgen, Inc.........................................      16,600           116,532
 #Vector Group, Ltd....................................      41,600           847,808
 Vectren Corp..........................................      26,766           674,771
 *Veeco Instruments, Inc...............................      36,300         1,057,964
 *Ventana Medical Systems, Inc.........................      22,400           506,576
 *Venture Catalyst, Inc................................       8,000             2,840
 *Veramark Technologies, Inc...........................      10,400             8,684
 *Verdant Brands, Inc..................................       4,517                29
 *Verilink Corp........................................      20,700             5,279
 *#Veritas DGC, Inc....................................      40,600           613,060
 *Verity, Inc..........................................      44,600           413,442
 *Vermont Pure Holdings, Ltd...........................      17,300            82,002
 *Versant Object Technology Corp.......................       6,500             6,208
 *Versar, Inc..........................................       7,600            26,980
 *Versicor, Inc........................................      26,900           325,221
 *Verso Technologies, Inc..............................      12,096             9,737
 *Vertel Corp..........................................      26,500             3,843
 *Verticalbuyer Inc....................................         920                 4
 Vesta Insurance Group, Inc............................      45,100           191,675
 *Vestcom International, Inc...........................      11,700            45,630
 *VIA NET.WORKS, Inc...................................       3,700             2,350
 *#viaLink Co..........................................       2,000               222
 *Vialta, Inc..........................................      63,756            35,703
 *Viant Corp...........................................      38,500            50,435
 *Viasat, Inc..........................................      33,500           315,905
 *VIB Corp.............................................       8,920           111,198
 *Vical, Inc...........................................      31,700           232,044
 *Vicon Industries, Inc................................       6,400            22,720
 *Vicor Corp...........................................      38,100           383,096
 *Video Display Corp...................................       3,600            25,740
 *Viewpoint Corp.......................................      49,800           284,358
 *Vignette Corp........................................     118,900           250,285
 *#Viisage Technology, Inc.............................      23,600           121,068
 Vintage Petroleum, Inc................................      77,900           907,535
 *Vion Pharmaceuticals, Inc............................      34,600            23,182
 *Virage Logic Corp....................................      21,100           267,654
 *Virage, Inc..........................................      12,600            17,577
 *Virbac Corp..........................................      25,400           166,751
 Virco Manufacturing Corp..............................      15,763           235,657
 *Virologic, Inc.......................................      29,700            83,309
 *ViroPharma, Inc......................................      27,300            44,636
 *Virtualfund.Com, Inc.................................      22,400             1,008
 *#Vision Sciences, Inc................................       5,100             6,860
 *#Visionics Corp......................................      30,200           315,439
 *Vista Medical Technologies, Inc......................       7,500            30,075
 *#Visual Data Corp....................................       1,000               345
 *Visual Networks, Inc.................................      38,200            52,143
 *Visx, Inc. DE........................................      71,400           974,610
 Vital Signs, Inc......................................      19,500           774,345
 *VitalWorks, Inc......................................      49,300           425,213
 *#Vitech America, Inc.................................      20,350                61
 *Vitesse Semiconductor, Inc...........................      10,000            50,250
 *Vitria Technology, Inc...............................     150,100           183,873
 *Vivus, Inc...........................................      50,200           388,046
 *Vixel Corp...........................................      23,400            75,816
 *Vlasic Foods International, Inc......................      50,100                88
 *Vodavi Technology, Inc...............................       4,300             8,944
 *Volt Information Sciences, Inc.......................      22,800           490,428
 *V-ONE Corp...........................................      19,400            11,155
                                                            SHARES             VALUE+
                                                            ------             ------
 Vulcan International Corp.............................         700    $       29,663
 W.P. Carey & Co. LLC..................................      42,800           996,384
 Wabash National Corp..................................      36,800           351,440
 Wabtec Corp...........................................      53,200           728,840
 *Wackenhut Corrections Corp...........................      30,100           451,500
 *Walker Interactive Systems, Inc......................      21,900            35,259
 *Wall Street Deli, Inc................................       1,500                 2
 Wallace Computer Services, Inc........................      58,500         1,254,240
 Walter Industries, Inc................................      73,200         1,049,688
 *#Warnaco Group, Inc..................................       2,900               123
 Warren Bancorp, Inc...................................       9,500           109,630
 Warwick Community Bancorp, Inc........................       5,300           148,745
 Washington Banking Co.................................       3,700            60,865
 Washington Savings Bank FSB...........................       1,600            14,480
 Washington Trust Bancorp, Inc.........................      12,200           244,793
 *Waste Connections, Inc...............................      46,300         1,573,274
 *Waste Holdings, Inc..................................      17,100           127,823
 *WatchGuard Technologoes, Inc.........................      40,200           203,814
 *Waterlink, Inc.......................................      24,300             2,248
 Waters Instruments, Inc...............................         200             2,430
 Watsco, Inc. Class A..................................      49,100           844,520
 Watsco, Inc. Class B..................................       1,350            23,625
 Watts Industries, Inc. Class A........................      23,900           445,735
 Wausau-Mosinee Paper Corp.............................      86,700         1,160,046
 Waypoint Financial Corp...............................      46,982           873,395
 WD-40 Co..............................................      21,600           612,252
 *Webb Interactive Services, Inc.......................       5,300             3,061
 *Webco Industries, Inc................................       6,000            29,700
 *#WebEx Communications, Inc...........................      50,300           701,937
 *Webhire, Inc.........................................       4,980             3,436
 *#WebLink Wireless, Inc...............................      54,300               489
 *WebMD Corp...........................................       1,577            10,290
 *webMethods, Inc......................................      63,000           571,095
 *Websense, Inc........................................      26,200           774,341
 Weider Nutrition International, Inc...................      15,700            30,615
 Wellco Enterprises, Inc...............................       1,000            14,700
 Wellman, Inc..........................................      47,600           785,400
 *Wells-Gardner Electronics Corp.......................       6,835            16,062
 Werner Enterprises, Inc...............................      79,800         1,480,290
 Wesbanco, Inc.........................................      31,140           729,455
 West Coast Bancorp....................................      23,709           358,717
 *West Marine, Inc.....................................      23,500           411,838
 West Pharmaceutical Services, Inc.....................      20,900           597,322
 *Westaff, Inc.........................................      17,900            44,840
 Westamerica Bancorporation............................       2,300           102,327
 Westbank Corp.........................................       4,300            57,319
 *Westcoast Hospitality Corp...........................      15,000           110,850
 Westcorp, Inc.........................................      46,140         1,419,728
 *Westell Technologies, Inc............................      68,260            94,881
 *Western Digital Corp.................................     236,800         1,089,280
 Western Gas Resources, Inc............................      39,200         1,452,752
 Western Ohio Financial Corp...........................         900            18,383
 *#Western Power & Equipment Corp......................       3,373               944
 Western Resources, Inc................................      84,100         1,423,813
 *Western Wireless Corp................................      84,900           280,170
 *#Westpoint Stevens, Inc..............................      62,100           310,500
 *Westport Resources Corp..............................      18,768           324,123
 *Wet Seal, Inc. Class A...............................      29,775           694,204
 *WFS Financial, Inc...................................      43,900         1,318,098
 WGL Holdings, Inc.....................................      14,000           372,820
 *W-H Energy Services, Inc.............................      32,300           736,602
 *White Electronics Designs Corp.......................      25,500           177,098

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Whitehall Jewelers, Inc..............................      25,650    $      549,167
 *Whitman Education Group, Inc.........................      13,100            79,124
 Whitney Holdings Corp.................................      22,800           812,478
 *#WHX Corp............................................      18,800            13,348
 *Wickes Lumber Co.....................................      10,600            15,953
 *Wild Oats Markets, Inc...............................      37,850           555,449
 Wiley (John) & Sons, Inc. Class A.....................       2,600            66,976
 *William Lyon Homes, Inc..............................      29,100           772,605
 *Williams Clayton Energy, Inc.........................      15,300           190,409
 *Williams Controls, Inc...............................      14,700             6,542
 *Williams Industries, Inc.............................       1,200             6,474
 *Willis Lease Finance Corp............................       7,900            36,696
 *Wilshire Financial Services Group, Inc...............         137               473
 *Wilshire Oil Co. of Texas............................       7,107            33,403
 *Wilson Greatbatch Technologies, Inc..................      24,400           630,252
 *Wilsons The Leather Experts, Inc.....................      25,100           373,865
 *Wind River Systems, Inc..............................      98,200           659,413
 *Wink Communications, Inc.............................      33,200            68,890
 *Winmark Corp.........................................       3,800            42,655
 Winnebago Industries, Inc.............................      33,500         1,487,400
 Wintrust Financial Corp...............................       9,850           283,729
 *Wire One Technologies, Inc...........................      32,450            90,049
 *Wireless Facilities, Inc.............................      59,500           285,600
 Wireless Telecom Group, Inc...........................      24,100            58,322
 *Wireless WebConnect!, Inc............................       8,900               289
 *Wireless Xcessories Group............................       6,600             1,254
 *Wiser Oil Co.........................................      12,500            57,500
 *Witness Systems, Inc.................................      28,300           176,026
 *WJ Communications, Inc...............................      61,300           103,597
 *WMS Industries, Inc..................................      49,700           696,297
 Wolohan Lumber Co.....................................       1,600            38,400
 *Wolverine Tube, Inc..................................      15,900           134,355
 Wolverine World Wide, Inc.............................      61,200         1,081,404
 *Women First HealthCare, Inc..........................      28,500           214,463
 Woodhead Industries, Inc..............................      17,100           277,277
 Woodward Governor Co..................................      16,900         1,019,577
 *Workflow Management, Inc.............................      20,600            70,555
 *Workgroup Technology Corp............................       2,000             2,180
 *World Acceptance Corp................................      24,700           204,269
 *#World Access, Inc...................................      73,372               257
 World Fuel Services Corp..............................      13,300           266,000
 *World Wrestling Federation Entertainment, Inc........      18,900           276,885
 WorldCom, Inc.........................................          72               203
 *WorldGate Communications, Inc........................      31,600            50,718
 *WorldQuest Networks, Inc.............................       1,500             4,125
 *Worldwide Restaurant Concepts, Inc...................      35,500           100,820
 Worthington Industries, Inc...........................     102,500         1,563,125
 WPS Resources Corp....................................      35,100         1,441,908
 *WR Grace & Co........................................     137,700           373,167
 *WSI Industries, Inc..................................       2,000             2,650
 *Wyndham International, Inc...........................      10,900            12,535
 *Xanser Corp..........................................      47,400            95,748
 *Xeta Corp............................................      12,600            54,495
 *Xetel Corp...........................................      12,400             3,720
 *Xicor, Inc...........................................      29,600           221,408
                                                            SHARES             VALUE+
                                                            ------             ------
 *#XM Satellite Radio Holdings, Inc....................     101,800    $      883,624
 X-Rite, Inc...........................................      27,900           210,227
 *#Xybernaut Corp......................................      33,300            30,470
 *Yankee Candle Co., Inc...............................      67,900         1,493,800
 Yardville National Bancorp............................       8,700           165,170
 *Yellow Corp..........................................      35,300           970,750
 York International Corp...............................      25,100           889,795
 *Young Broadcasting, Inc. Class A.....................      23,400           472,797
 *Youthstream Media Networks, Inc......................       8,200             1,435
 *Zale Corp............................................      25,100         1,076,288
 *Zamba Corp...........................................      35,200             8,800
 *Zany Brainy, Inc.....................................      11,960               269
 *#Zap.com Corp........................................         334                45
 *Zapata Corp..........................................       3,340            97,194
 Zenith National Insurance Corp........................      22,100           701,012
 *Zevex International, Inc.............................       4,800            15,048
 *Zila, Inc............................................      40,157            84,530
 *#ZixIt Corp..........................................      25,800           114,810
 *Zoll Medical Corp....................................      13,200           467,742
 *Zoltek Companies, Inc................................      25,000            90,750
 *Zomax, Inc...........................................      41,200           195,906
 *#Zonagen, Inc........................................      13,600            21,896
 *Zones, Inc...........................................      21,400            24,396
 *Zoran Corp...........................................      34,050           825,883
 *Zygo Corp............................................      21,700           286,874
 *Zymetx, Inc..........................................       8,600               452
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,155,242,030)................................                 1,195,024,439
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants............       2,525                 0
 *Anacomp, Inc. Warrants Expiring 12/10/06.............       1,139               342
 *Antigenics, Inc. Contingent Value Rights.............      36,700                 0
 *Aura Systems Warrants 05/31/05.......................       1,262                 0
 *Chiquita Brands International, Inc. Warrants
   03/19/09............................................       9,947            61,174
 *Corel Corp. Escrow Rights............................      14,700            14,994
 *Imperial Credit Industries, Inc. Warrants 01/31/08...          22                 0
 *#Imperial Sugar Co. Warrants 08/29/08................         498               448
 *#Magnum Hunter Resources Warrants 03/21/05...........       7,200                 0
 *Orbital Science Corp. Warrants 08/31/04..............         152               667
 *Safety Components International, Inc. Warrants
   04/10/03............................................         504                53
 *#Timco Aviation Services Warrants 12/31/07...........       3,486                 0
 *#TransTexas Gas Corp. Warrants 06/30/02..............         492                 0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $444,108)......................................                        77,678
                                                                       --------------

THE U.S. SMALL CAP SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT             VALUE+
                                                            ------             ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
  06/03/02 (Collateralized by U.S. Treasury Bills
  1.68%, 06/27/02, valued at $11,987,996) to be
  repurchased at $11,811,644
  (Cost $11,810,000)...................................    $ 11,810    $   11,810,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $1,167,496,138)++....................................                $1,206,912,117
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   #  Total or Partial Securities on Loan
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,169,542,411.

                See accompanying Notes to Financial Statements.

                           THE U.S. MICRO CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.0%)
 *#@Road, Inc..........................................      40,600    $      294,147
 *@Track Communications, Inc...........................      43,580            72,561
 *#1-800 CONTACTS, Inc.................................      51,100           778,764
 21st Century Holding Co...............................         700             8,379
 *24/7 Media, Inc......................................      22,100             5,635
 *3 Dimensional Pharmaceuticals, Inc...................      11,500            63,422
 *3-D Systems Corp.....................................     110,010         1,270,065
 *3TEC Energy Corp.....................................      22,700           341,521
 *#8X8, Inc............................................     131,600            94,752
 *A. B. Watley Group, Inc..............................      10,700             1,444
 *A.C. Moore Arts & Crafts, Inc........................      49,700         2,114,486
 *A.D.A.M., Inc........................................      44,500            78,320
 *aaiPharma, Inc.......................................      72,800         1,473,836
 *Aames Financial Corp.................................         480               386
 *AAON, Inc............................................      95,150         2,850,218
 AAR Corp..............................................      39,500           451,880
 *Abaxis, Inc..........................................     146,800           730,330
 ABC Bancorp...........................................      62,670           924,069
 Abigail Adams National Bancorp, Inc...................       1,250            19,206
 Abington Bancorp, Inc.................................      25,700           519,011
 *Abiomed, Inc.........................................      69,000           526,470
 *Ablest, Inc..........................................      13,500            54,000
 Abrams Industries, Inc................................      17,100            92,767
 *Abraxas Petroleum Corp...............................      35,300            26,475
 *Acacia Research Corp.................................      69,850           568,928
 *Acceptance Insurance Companies, Inc..................     116,600           536,360
 *Access Pharmaceuticals, Inc..........................       1,900             5,225
 *Access Worldwide Communications, Inc.................      74,000            56,240
 *Acclaim Entertainment, Inc...........................     145,900           765,245
 *#Accrue Software, Inc................................      70,300            16,520
 *Ace Cash Express, Inc................................     108,975         1,176,930
 *Ace Comm Corp........................................     107,100           115,132
 Aceto Corp............................................      57,500           621,000
 *Ackerley Group, Inc..................................       1,000            18,800
 *Aclara Biosciences, Inc..............................      41,500            85,697
 *Acme Communications, Inc.............................     120,000         1,233,000
 *Acme United Corp.....................................      30,407           124,669
 *Acorn Products, Inc..................................      14,600             7,738
 *#ACT Manufacturing, Inc..............................       1,000                57
 *#ACT Teleconferencing, Inc...........................      30,400           108,224
 *Actel Corp...........................................      36,000           886,860
 *Action Performance Companies, Inc....................      25,600           935,680
 *Actionpoint, Inc.....................................      44,500            88,110
 *Active Power, Inc....................................     201,900           883,312
 *#Actrade Financial Technologies, Ltd.................      62,400         1,105,104
 *Actuant Corp.........................................      39,940         1,593,606
 *Actuate Corp.........................................      73,600           423,936
 *ACTV, Inc............................................     221,900           313,988
 Adams Resources & Energy, Inc.........................      68,450           549,311
 *ADE Corp.............................................      83,700         1,004,818
 *Adept Technology, Inc................................      63,800           171,622
 *Administaff, Inc.....................................      30,600           391,680
 *Adolor Corp..........................................      39,400           544,311
 *Advance Lighting Technologies, Inc...................      95,300           108,165
                                                            SHARES             VALUE+
                                                            ------             ------
 *Advanced Digital Information Corp....................      25,000    $      207,625
 *Advanced Magnetics, Inc..............................      64,200           249,096
 Advanced Marketing Services, Inc......................     132,075         2,311,312
 *Advanced Neuromodulation Systems, Inc................      71,228         2,275,378
 *Advanced Nutraceuticals, Inc.........................         475               499
 *Advanced Photonix, Inc. Class A......................      89,100           104,247
 *Advanced Power Technology, Inc.......................      75,500         1,057,377
 *Advanced Technical Products, Inc.....................       5,200           173,888
 *Advanced Tissue Sciences, Inc........................     141,300           289,665
 Advanta Corp. Class A.................................      15,000           208,350
 Advanta Corp. Class B Non-Voting......................      19,700           268,905
 *#Advantage Marketing Systems, Inc....................       1,400             3,360
 *Aehr Test Systems....................................      57,400           331,485
 *AEP Industries, Inc..................................      60,750         2,109,544
 *Aeroflex, Inc........................................       2,600            30,875
 *Aerosonic Corp.......................................      33,100           910,250
 *Aerovox, Inc.........................................      46,700               374
 *Aether Systems, Inc..................................      61,000           219,905
 *Aetrium, Inc.........................................      91,100           192,676
 *Affinity Technology Group, Inc.......................       1,700               115
 *Aftermarket Technology Corp..........................     151,100         3,570,493
 *AG Services America, Inc.............................      45,000           579,375
 *Agile Software Corp..................................      48,800           407,480
 *Agility Capital, Inc.................................      13,400               476
 *AHL Services, Inc....................................     162,600           321,135
 *AHT Corp.............................................     105,900               371
 *Air Methods Corp.....................................      70,800           814,200
 *AirGate PCS, Inc.....................................      37,400           430,474
 *#Airnet Communications Corp..........................      87,900           114,270
 *Airnet Systems, Inc..................................      98,000           823,200
 *Airtran Holdings, Inc................................     333,600         2,014,944
 *#Akamai Technologies, Inc............................      94,300           189,543
 *Akorn, Inc...........................................     202,000           429,250
 *#Aksys, Ltd..........................................     111,600           669,042
 Alabama National Bancorporation.......................      32,300         1,396,652
 Alamo Group, Inc......................................      66,200         1,112,160
 *Alamosa Holdings, Inc................................      25,000           108,250
 *Alaris Medical, Inc..................................      83,300           487,305
 *Alaska Communications Systems Group, Inc.............     198,600         1,370,340
 *Alcide Corp..........................................      18,000           397,710
 *Aldila, Inc..........................................      99,700            84,246
 *Alexion Pharmaceuticals, Inc.........................      27,200           428,264
 Alico, Inc............................................      53,400         1,520,832
 *Align Technology, Inc................................      39,000           149,370
 *All American Semiconductor, Inc......................      46,340           160,568
 *Allcity Insurance Co.................................         200               110
 *#Allegiance Telecom, Inc.............................      47,700            55,093
 Allegiant Bancorp, Inc................................       6,800           118,490
 Allen Organ Co. Class B...............................       4,700           196,436
 *Allen Telecom, Inc...................................      60,600           318,150
 Alliance Bancorp of New England, Inc..................         438             6,128
 *Alliance Fiber Optic Products, Inc...................      53,400            48,327
 *Alliance Gaming Corp.................................     291,672         3,813,611
 *#Alliance Pharmaceutical Corp........................      50,760            97,713

THE U.S. MICRO CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Alliance Semiconductor Corp..........................      80,300    $      709,049
 *Allied Healthcare Products, Inc......................      65,800           328,671
 *#Allied Holdings, Inc................................      73,100           383,775
 *Allied Research Corp.................................      42,040           922,358
 *Allos Therapeutics, Inc..............................      92,200           788,310
 *Allou Health & Beauty Care, Inc. Class A.............      56,700           450,198
 *Alloy Online, Inc....................................      27,400           366,886
 *Allsctipts Healthcare Solutions, Inc.................      55,100           245,470
 *Alltrista Corp.......................................      53,700         1,994,418
 *Almost Family, Inc...................................      11,500           125,982
 *Alpha Industries, Inc................................      33,300           340,659
 *Alpha Technologies Group, Inc........................      87,500           216,562
 *Alphanet Solutions, Inc..............................      57,500           113,275
 *Alpine Group, Inc....................................     143,700           172,440
 *Alteon, Inc..........................................     125,300           324,527
 *#Alterra Healthcare Corp.............................     165,800            14,922
 *Altris Software, Inc.................................      10,973             1,646
 *Ambassadors Group, Inc...............................      70,300         1,086,135
 *Ambassadors, Inc.....................................      70,300           647,814
 *AMC Entertainment, Inc...............................     165,500         2,414,645
 *Amcast Industrial Corp...............................      86,800           332,444
 Amcol International Corp..............................      42,900           246,675
 Amcore Financial, Inc.................................       7,200           165,672
 *#Amedisys, Inc.......................................      13,700           123,642
 *Amerco, Inc..........................................       5,800            93,322
 *America Services Group, Inc..........................      29,000           304,210
 *#American Aircarriers Support, Inc...................      88,900                89
 American Biltrite, Inc................................      57,850           780,396
 #American Business Financial Services, Inc............      29,480           374,396
 *American Claims Evaluation, Inc......................       3,100             5,580
 *#American Classic Voyages Co.........................      86,000                86
 *American Dental Partners, Inc........................      53,300           485,296
 *American Ecology Corp................................     106,400           397,936
 American Financial Holdings, Inc......................      21,608           624,147
 *American Healthways, Inc.............................     115,050         2,931,474
 American Home Mortgage Holdings, Inc..................      65,900         1,014,530
 *American Homestar Corp...............................     133,718               468
 *American Indemnity Financial Escrow..................      16,700            16,700
 *American Locker Group, Inc...........................      32,200           404,915
 *American Medical Electronics, Inc. (Escrow-Bonus)....     102,100                 0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................     102,100                 0
 *American Medical Security Group, Inc.................     101,000         1,929,100
 American National Finincial, Inc......................       5,200            74,152
 *American Pacific Corp................................      66,600           701,298
 *American Physicians Capital, Inc.....................      14,600           243,674
 *American Physicians Services Group, Inc..............      42,800           171,842
 *#American Retirement Corp............................     138,600           421,344
 *#American Science & Engineering, Inc.................      61,500         1,126,065
 American Shared Hospital Services.....................      23,800            99,960
 *American Software, Inc. Class A......................     296,600         1,033,651
 American States Water Co..............................      14,600           554,654
 *American Superconductor Corp.........................      30,700           219,658
 *American Technical Ceramics Corp.....................      68,100           449,460
 American Vanguard Corp................................       2,666            52,653
 *American West Bancorporation.........................      10,813           137,974
                                                            SHARES             VALUE+
                                                            ------             ------
 American Woodmark Corp................................      64,660    $    4,179,299
 Americana Bancorp, Inc................................      20,350           297,517
 *America's Car-Mart, Inc..............................      33,100           485,908
 *#AMERIGROUP Corp.....................................      53,100         1,548,130
 *Ameripath, Inc.......................................      54,300         1,604,293
 AmeriServe Financial, Inc.............................     179,975           904,374
 *Ameristar Casinos, Inc...............................     121,450         3,558,485
 Ameron, Inc...........................................      28,400         2,022,080
 *#Ames Department Stores, Inc.........................     102,000            13,770
 *Amistar Corp.........................................      27,800            36,835
 *AML Communications, Inc..............................      61,500            35,670
 Ampco-Pittsburgh Corp.................................      81,300           971,535
 *Ampex Corp. Class A..................................     273,300            32,796
 *Amrep Corp...........................................      63,710           503,309
 *Amresco, Inc.........................................      23,200                93
 *Amsurg Corp..........................................      42,331         1,343,586
 *Amtech Systems, Inc..................................       2,400            15,300
 *Amtran, Inc..........................................     166,200         1,857,285
 *Amwest Insurance Group, Inc..........................      51,288               413
 *AMX Corp.............................................      98,000           230,300
 *Amylin Pharmaceuticals, Inc..........................      25,500           230,010
 *Anacomp, Inc.........................................           4                42
 *Anadigics, Inc.......................................      45,900           494,572
 Analogic Corp.........................................      13,100           572,928
 Analysts International Corp...........................     190,092           924,798
 *Analytical Surveys, Inc..............................      58,800            17,934
 *Anaren Microwave, Inc................................      61,500           799,807
 Anchor Bancorp Wisconsin, Inc.........................      37,490           851,398
 *Andersen Group, Inc..................................      15,000           110,700
 Andersons, Inc........................................      51,500           640,917
 *#Andrea Electronics Corp.............................      64,300            43,081
 *#Angeion Corp........................................      25,880            10,223
 Angelica Corp.........................................      36,700           629,405
 *#Anicom, Inc.........................................     178,600               179
 *Anika Therapeutics, Inc..............................      64,800            88,452
 *Ansoft Corp..........................................     120,400           970,424
 *AnswerThink Consulting Group, Inc....................      67,900           354,777
 *Ansys, Inc...........................................     152,000         4,074,360
 *Anthony and Sylvan Pools Corp........................      52,191           380,999
 *Antigenics, Inc......................................      47,909           480,288
 *AP Pharma, Inc.......................................     201,400           473,290
 *APA Optics, Inc......................................      41,400            91,080
 *APAC Teleservices, Inc...............................      18,800           106,314
 *Aphton Corp..........................................      64,000           500,480
 Apogee Enterprises, Inc...............................     241,900         3,376,924
 *Applica, Inc.........................................      69,600           707,136
 *Applied Extrusion Technologies, Inc..................     116,200           755,300
 *Applied Films Corp...................................      46,700           758,875
 *Applied Graphics Technologies, Inc...................      83,180            44,085
 *Applied Imaging Corp.................................      48,000           126,720
 Applied Industrial Technologies, Inc..................      23,700           468,075
 *Applied Innovation, Inc..............................     143,500           621,355
 *Applied Microsystems Corp............................      82,200            56,307
 *Applied Molecular Evolution, Inc.....................      96,000           580,320
 *Applied Signal Technologies, Inc.....................      95,600         1,123,778
 *#Applix, Inc.........................................     123,700           217,093
 *Apropos Technology, Inc..............................       2,600             5,915
 *Aradigm Corp.........................................     122,300           481,250
 *Arch Capital Group, Ltd..............................      61,200         1,814,274
 Arch Chemicals, Inc...................................      32,200           748,650
 Arctic Cat, Inc.......................................      52,500         1,050,262
 *#Ardent Communications, Inc..........................     175,300            10,518

THE U.S. MICRO CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Arena Pharmaceuticals, Inc...........................      39,100    $      296,182
 Argonaut Group, Inc...................................      15,400           329,483
 *Argonaut Technologoes, Inc...........................     152,000           206,720
 *#ARI Network Services, Inc...........................      54,800            26,167
 *Ariad Pharmaceuticals, Inc...........................     199,100           872,058
 *Ark Restaurants Corp.................................      21,400           150,656
 *Arkansas Best Corp...................................     149,800         3,688,825
 *Arlington Hospitality, Inc...........................      60,600           187,557
 *Armor Holdings, Inc..................................      54,200         1,420,040
 *#Armstrong Holdings, Inc.............................      88,000           269,280
 *Arqule, Inc..........................................     124,600         1,074,675
 *Array BioPharma, Inc.................................      14,700           144,721
 *Arrhythmia Research Technology, Inc..................      16,475            49,837
 *Arris Group, Inc.....................................      11,400            74,043
 Arrow Financial Corp..................................      64,391         1,910,159
 *Art Technology Group, Inc............................      69,900            92,617
 *Artesyn Technologies, Inc............................      53,300           403,481
 *Arthrocare Corp......................................      38,500           429,467
 *#Artificial Life, Inc................................       3,100             2,216
 *Artisan Components, Inc..............................     219,500         2,828,257
 *Artisoft, Inc........................................     161,300           253,241
 *Arts Way Manufacturing Co., Inc......................         100               325
 *Asante Technologies, Inc.............................      45,600            10,260
 ASB Financial Corp....................................       4,500            50,310
 *Ascent Assurance, Inc................................         623               657
 *Ashworth, Inc........................................     139,700         1,256,601
 *Aspect Communications Corp...........................     141,800           672,841
 *Aspect Medical Systems, Inc..........................      35,000           174,300
 *Aspen Technology, Inc................................      45,300           507,586
 *#Aspeon, Inc.........................................      66,100            10,245
 *Astea International, Inc.............................     106,100            94,959
 *Astec Industries, Inc................................      27,700           468,407
 Astro-Med, Inc........................................      50,575           209,886
 *Astronics Corp.......................................      36,681           332,697
 *Astronics Corp. Class B..............................      13,755           129,641
 *#AstroPower, Inc.....................................      42,300         1,389,132
 *ASV, Inc.............................................      76,750           911,406
 *Asyst Technologies, Inc..............................      37,000           629,370
 *Atchison Casting Corp................................      50,400            21,672
 *ATG, Inc.............................................      42,700             1,921
 *AtheroGenics, Inc....................................     105,700           792,750
 *Athey Products Corp..................................      31,085               777
 Atlanta Sosnoff Capital Corp..........................      45,400           527,775
 *Atlantic American Corp...............................     157,725           409,296
 *Atlantic Data Services, Inc..........................     128,500           292,337
 *Atlantic Premium Brands, Ltd.........................      27,000            74,250
 *Atlantis Plastics, Inc...............................      34,800           182,352
 *Atlas Air, Inc.......................................      53,700           460,746
 *ATP Oil & Gas Corp...................................      60,300           224,316
 *Atrion Corp..........................................      15,400           482,328
 *Atrix Labs, Inc......................................     108,406         2,700,935
 *ATS Medical, Inc.....................................     154,900           256,359
 *Atwood Oceanics, Inc.................................       2,300           103,638
 *Audiovox Corp. Class A...............................      25,800           201,885
 *August Technology Corp...............................      94,500         1,156,207
 *Ault, Inc............................................      40,100           195,688
 *Aurora Foods, Inc....................................     104,100           209,241
 *Auspex Systems, Inc..................................     174,400            95,920
 *#Authentidate Holding Corp...........................      92,400           506,352
 *#autobytel.com, Inc..................................     158,814           573,319
 *Autoimmune, Inc......................................      25,700            23,001
 *Avalon Holding Corp. Class A.........................      15,475            43,485
                                                            SHARES             VALUE+
                                                            ------             ------
 *Avanex Corp..........................................      83,800    $      215,785
 *Avanir Pharmaceuticals Class A.......................      69,500           152,900
 *Avant Corp...........................................       2,600            48,594
 *Avant Immunotherapeutics, Inc........................      43,510            46,556
 *Avatar Holdings, Inc.................................      47,000         1,226,700
 *Avenue A, Inc........................................      28,300            84,758
 *#Avi Biopharma, Inc..................................     131,800           626,709
 *Aviall, Inc..........................................     171,950         1,645,561
 *Avici System, Inc....................................      20,300            35,119
 *Avid Technology, Inc.................................      62,200           567,575
 *AVIDYN, Inc..........................................      21,700            62,496
 *Avigen, Inc..........................................      55,900           485,491
 *#Avteam, Inc. Class A................................      82,500               289
 *Aware, Inc...........................................      81,700           302,698
 *Axeda Systems, Inc...................................      57,300           136,660
 *Axonyx, Inc..........................................      10,800            33,804
 *AXS-One, Inc.........................................      70,800            53,100
 *Axsys Technologies, Inc..............................      49,800           404,874
 *AXT, Inc.............................................      30,500           299,357
 *AZZ, Inc.............................................      59,726         1,107,917
 Badger Meter, Inc.....................................      64,600         2,018,750
 *Badger Paper Mills, Inc..............................         200             1,690
 Bairnco Corp..........................................     105,400           563,890
 *Baker (Michael) Corp.................................      63,214           978,553
 *Baker (Michael) Corp. Class B........................      15,400           238,392
 Balchem Corp..........................................      24,100           554,300
 *Baldwin Piano & Organ Co.............................      30,100               301
 *Baldwin Technology, Inc. Class A.....................     131,900           197,850
 *Ballantyne Omaha, Inc................................     145,635           127,431
 *Bally Total Fitness Holding Corp.....................      22,900           472,885
 *Baltek Corp..........................................      21,562           197,831
 *Bancinsurance Corp...................................      39,480           206,086
 Bancorp Connecticut, Inc..............................      29,980           837,941
 Bandag, Inc...........................................         200             6,400
 Bank of The Ozarks....................................       5,200           229,242
 *Bank United Financial Corp. Class A..................     174,100         3,103,332
 BankAtlantic Bancorp, Inc. Class A....................       1,935            21,575
 *Bankrate, Inc........................................      50,700            67,177
 Banner Corp...........................................     119,390         2,614,044
 Barnes Group, Inc.....................................      19,400           450,080
 *barnesandnoble.com, inc..............................      72,392            93,386
 Barnwell Industries, Inc..............................      10,100           206,040
 *Barrett Business Services, Inc.......................      61,800           224,334
 *Barry (R.G.) Corp....................................     171,335           985,176
 *Base Ten Systems, Inc................................      12,020             1,022
 Bassett Furniture Industries, Inc.....................     106,900         1,999,030
 Bay State Bancorp, Inc................................         200             9,960
 *Bay View Capital Corp................................     215,800         1,465,282
 *Baycorp Holdings, Ltd................................      73,500           885,675
 *Bayou Steel Corp. Class A............................      99,000            59,400
 *BCT International, Inc...............................      23,700            21,330
 *Be Aerospace, Inc....................................      58,100           755,590
 *Beazer Homes USA, Inc................................      76,843         6,010,659
 *Bebe Stores, Inc.....................................      36,800           683,192
 *BEI Electronics, Inc.................................      42,800           291,682
 BEI Technologies, Inc.................................     137,400         2,270,535
 *Bel Fuse, Inc. Class A...............................      42,650         1,054,308
 Bel Fuse, Inc. Class B................................      93,250         2,504,695
 Belden, Inc...........................................      34,400           749,920
 *Bell Industries, Inc.................................      89,000           171,770
 *Bell Microproducts, Inc..............................     127,250         1,314,492
 *Benchmark Electronics, Inc...........................      23,200           696,000

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Benihana, Inc........................................      11,500    $      233,450
 *Benihana, Inc. Class A...............................       1,400            28,140
 *Bentley Pharmaceuticals, Inc.........................     128,550         1,514,319
 Berry Petroleum Corp. Class A.........................      95,600         1,653,880
 *Bethlehem Corp.......................................         200                 2
 *#Bethlehem Steel Corp................................      12,600             5,040
 *#Beyond.com Corp.....................................       5,160               232
 BHA Group Holdings, Inc. Class A......................      84,954         1,496,465
 *Big 4 Ranch, Inc.....................................      35,000                 0
 *Big City Radio, Inc..................................      34,250            40,757
 *Big Dog Holdings, Inc................................       2,100             7,129
 *billserv.com, Inc....................................         800             1,100
 *BindView Development Corp............................     169,200           242,802
 *Bio Technology General Corp..........................     254,600         1,281,911
 *Bioanalytical Systems, Inc...........................       8,700            46,806
 *Biocryst Pharmaceuticals, Inc........................     179,700           546,288
 *Bio-Logic Systems Corp...............................      43,200           196,560
 *BioMarin Pharmaceutical, Inc.........................     107,400           625,605
 *Biomerica, Inc.......................................      23,400            13,221
 *#Bionova Holdings Corp...............................      18,900            10,584
 *Bionx Implants, Inc..................................      98,600           532,440
 *#Bio-Plexus, Inc.....................................       1,320             2,792
 *BioReliance Corp.....................................      35,700           981,928
 *Biosepra, Inc........................................      18,700           108,647
 *Biosite Diagnostics, Inc.............................      68,000         2,034,900
 *Biosource International, Inc.........................      98,400           602,700
 *Biospecifics Technologies Corp.......................      39,000            81,120
 *BioTransplant, Inc...................................     123,900           395,241
 *Birmingham Steel Corp................................      54,900            21,411
 *Bitstream, Inc.......................................      82,400           317,652
 Blair Corp............................................      68,800         1,577,584
 *Blonder Tongue Laboratories, Inc.....................      76,500           222,615
 *#Blue Rhino Corp.....................................      79,300           973,804
 *Bluegreen Corp.......................................     228,329           883,633
 BMC Industries, Inc...................................     272,400           340,500
 *BNS Co. Class A......................................      26,480            61,963
 *Boca Resorts, Inc....................................      84,800         1,095,616
 *Bogen Communications International, Inc..............      64,200           201,267
 *#Bolder Technologies Corp............................     143,600               208
 *Bolt Technology Corp.................................      44,700           203,385
 *Bombay Co., Inc......................................     299,600         1,495,004
 *Bone Care International, Inc.........................      45,600           420,660
 *Bontex, Inc..........................................       2,200             1,573
 *Bon-Ton Stores, Inc..................................     117,800           494,760
 *Books-a-Million, Inc.................................     178,200           707,454
 *Boron, Lepore and Associates, Inc....................     125,300         1,996,655
 Boston Acoustics, Inc.................................      52,950           712,177
 *Boston Beer Company, Inc. Class A....................     135,900         2,240,991
 *Boston Biomedical, Inc...............................      39,300           184,710
 *Boston Communications Group, Inc.....................     131,800         1,159,840
 Boston Private Financial Holdings, Inc................      60,000         1,589,700
 Bostonfed Bancorp, Inc................................      37,400         1,140,700
 *Bottomline Technologies, Inc.........................      22,200           164,391
 *Boundless Corp.......................................      11,450             7,442
 Bowl America, Inc. Class A............................      55,406           651,020
 Bowne & Co., Inc......................................      41,500           599,675
 *Boyd Brothers Transportation, Inc....................      13,000            37,050
 *Boyds Collection, Ltd................................     298,500         2,343,225
 *#Bradlees, Inc.......................................      37,000                55
                                                            SHARES             VALUE+
                                                            ------             ------
 *Bradley Pharmaceuticals, Inc. Class A................      14,300    $      185,328
 *Brass Eagle, Inc.....................................      55,500           335,775
 *Braun Consulting, Inc................................      53,800           269,807
 *#Breed Technologies, Inc.............................       5,600               146
 Bridgford Foods Corp..................................      91,467         1,383,438
 *Brigham Exploration Co...............................      78,300           397,372
 *Brightpoint, Inc.....................................     105,100            37,310
 *BrightStar Information Technology Group, Inc.........      67,900             6,281
 *Brilliant Digital Entertainment, Inc.................     186,200            78,204
 *Brio Technology, Inc.................................     122,900           171,445
 *#Britesmile, Inc.....................................     196,400           775,780
 *Broadview Media, Inc.................................      15,800             4,740
 Brookline Bancorp, Inc................................       2,500            63,012
 *Brooks-PRI Automation Inc............................       3,640           109,764
 *Brookstone, Inc......................................      83,700         1,419,552
 *Brooktrout, Inc......................................     109,050           588,325
 Brown Shoe Company, Inc...............................     134,400         3,225,600
 *Bruker Daltonics, Inc................................     149,000         1,084,720
 Brush Engineered Materials, Inc.......................      68,000           887,400
 Bryn Mawr Bank Corp...................................       2,800           114,772
 BSB Bancorp, Inc......................................     129,706         3,882,101
 *BSQUARE Corp.........................................      24,000            56,040
 *BTU International, Inc...............................      79,500           369,277
 *Buca, Inc............................................      59,600         1,059,986
 *Buckeye Technology, Inc..............................      83,800           870,682
 *Buckhead America Corp................................       3,500               595
 *Buckle, Inc..........................................      52,500         1,210,125
 *Building Materials Holding Corp......................     121,400         1,856,813
 *Bull Run Corp........................................     233,900           214,018
 Bush Industries, Inc. Class A.........................      95,900           969,549
 *Butler International, Inc............................      94,990           226,077
 Butler Manufacturing Co...............................      50,000         1,273,000
 *BWAY Corp............................................      78,550         1,225,380
 C & D Technologies, Inc...............................      80,400         1,745,484
 *Cable Design Techologies Corp........................     219,200         2,542,720
 *Cache, Inc...........................................      77,500         1,315,950
 *CacheFlow, Inc.......................................      43,000            26,230
 *Cadiz, Inc...........................................      52,500           465,150
 Cadmus Communications Corp............................      67,100           872,635
 *Cagle's, Inc. Class A................................      94,800           959,850
 Calgon Carbon Corp....................................     107,900           911,755
 *Caliber Learning Network, Inc........................     104,600               157
 *Calico Commerce, Inc.................................      20,000             6,100
 *California Amplifier, Inc............................      65,500           401,187
 *California Coastal Communities, Inc..................      63,600           309,096
 California First National Bancorp.....................      84,300         1,216,027
 *California Micro Devices Corp........................      97,800           529,587
 *California Pizza Kitchen, Inc........................      26,800           616,266
 California Water Service Group........................       9,300           222,270
 *Caliper Technologies Corp............................      33,600           246,120
 *Callon Petroleum Corp................................     121,600           614,080
 *Calloways Nursery, Inc...............................       1,700             1,836
 Cal-Maine Foods, Inc..................................      82,000           291,100
 *Calton, Inc..........................................      29,050             8,715
 *CAM Commerce Solutions, Inc..........................      11,300            46,330
 *Cambridge Heart, Inc.................................     161,300           233,885
 Camco Financial Corp..................................      12,371           177,833
 *Caminus Corp.........................................      28,400           253,896
 *Candela Laser Corp...................................     189,200         1,103,982
 *Candies, Inc.........................................     124,170           579,874

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Candlewood Hotel Co., Inc............................       3,100    $        5,223
 *Cannon Express, Inc. Class A.........................       9,250             7,862
 *Cannondale Corp......................................      80,500           248,745
 *Cantel Medical Corp..................................      69,756         1,360,242
 *Canterbury Information Technology, Inc...............      63,300            57,919
 *Capital Corp. of the West............................      10,032           214,484
 *Capital Crossing Bank................................      44,300         1,062,092
 *Capital Pacific Holdings, Inc........................      87,000           369,750
 *Capital Senior Living Corp...........................     177,900           603,081
 *Capital Trust, Inc...................................      42,000           207,900
 Capitol Bancorp, Ltd..................................      40,500           959,647
 *Caprius, Inc.........................................       2,010               181
 *Capstone Turbine Corp................................      83,600           203,148
 *Captaris, Inc........................................     158,600           459,147
 Caraustar Industries, Inc.............................      40,400           524,998
 *Carbide/Graphite Group, Inc..........................      81,000                 8
 Carbo Ceramics, Inc...................................      23,100           796,950
 *Cardiac Sciences, Inc................................      75,400           244,673
 *Cardima, Inc.........................................      19,500            28,860
 *CardioDynamics International Corp....................      75,700           253,973
 *CardioGenesis Corp...................................     320,300           307,488
 *Cardiotech International, Inc........................      22,200            28,416
 *Carecentric, Inc.....................................      33,815            18,260
 *Career Blazers, Inc. Trust Units.....................       4,360                 0
 *#CareerEngine Network, Inc...........................      16,000             3,360
 *Carlyle Industries, Inc..............................      13,397             4,622
 Carpenter Technology Corp.............................      19,100           558,675
 *Carreker Corp........................................     158,800         1,549,888
 *Carriage Services, Inc. Class A......................     110,700           479,331
 *Carrier Access Corp..................................      30,200            80,785
 *Carrington Laboratories, Inc.........................      73,900           121,935
 *Carrizo Oil & Gas, Inc...............................      83,000           392,175
 *Cascade Corp.........................................     117,750         1,648,500
 Cascade Natural Gas Corp..............................      98,400         2,291,736
 *Casella Waste Systems, Inc. Class A..................      74,644           861,765
 Cash America International, Inc.......................     120,540         1,006,509
 Castle (A.M.) & Co....................................      74,125           776,089
 *Castle Dental Centers, Inc...........................      24,100             2,410
 Castle Energy Corp....................................      50,800           320,294
 *Casual Male Corp.....................................      80,000                80
 Catalina Lighting, Inc................................      11,080            62,657
 *Catalyst International, Inc..........................      80,900           201,845
 *Catalytica Energy Systems, Inc.......................      24,200            91,597
 *Catapult Communications Corp.........................      19,600           368,774
 Cato Corp. Class A....................................      24,900           675,163
 *Cavalier Homes, Inc..................................     148,500           510,840
 CB Bancshares, Inc. HI................................       3,099           132,095
 *CCA Industries, Inc..................................      34,700            58,643
 CCBT Financial Companies, Inc.........................      79,900         2,049,834
 *CCC Information Services Group, Inc..................      13,100           155,104
 *C-COR.Net Corp.......................................      41,900           366,834
 *CD Warehouse, Inc....................................       5,600             1,092
 *CD&L, Inc............................................      44,100            22,491
 *CDI Corp.............................................      17,800           498,044
 *Celadon Group, Inc...................................      81,200           913,094
 *Celebrity, Inc.......................................      13,500             4,050
 *Celeritek, Inc.......................................      38,700           324,693
 *Cell Genesys, Inc....................................      94,505         1,318,345
 *#Cell Pathways, Inc..................................       4,500             8,775
 *Cell Therapeutics, Inc...............................     178,700         1,276,811
 *Cellegy Pharmaceuticals, Inc.........................     102,400           232,960
                                                            SHARES             VALUE+
                                                            ------             ------
 *#CellStar Corp.......................................      34,400    $      138,804
 *Cellular Technical Services..........................      16,200            29,970
 Centennial Bancorp....................................     242,320         1,805,284
 *Centennial Cellular Corp.............................       2,900             9,004
 *#CenterSpan Communication Corp.......................      65,900           361,791
 Centex Construction Products, Inc.....................       8,600           359,222
 *Centillium Communications, Inc.......................      52,000           372,060
 *Centra Software, Inc.................................      40,000           101,000
 Central Bancorp, Inc..................................      10,000           307,500
 *#Central European Distribution Corp..................       6,500           100,782
 *Central Garden & Pet Co..............................      51,600           757,488
 Central Vermont Public Service Corp...................     143,500         2,452,415
 Century Aluminum Co...................................     113,400         1,841,616
 Century Bancorp Income Class A........................       7,600           198,018
 *Century Business Services, Inc.......................      51,300           177,241
 *Cepheid, Inc.........................................      45,900           235,467
 *Ceradyne, Inc........................................     119,100           943,272
 Cerberonics, Inc. Class A.............................       3,500            12,862
 *Ceres Group, Inc.....................................      87,200           377,140
 *Cerner Corp..........................................           0                 0
 CFS Bancorp, Inc......................................      21,800           306,290
 *Chad Therapeutics....................................       9,300            28,830
 *Champion Enterprises, Inc............................     331,000         2,654,620
 Champion Industries, Inc..............................      93,200           273,076
 *Championship Auto Racing Teams, Inc..................      12,400           114,576
 *Champps Entertainment, Inc...........................     125,910         1,707,969
 *Channell Commercial Corp.............................      21,100           138,205
 *Charles and Colvard, Ltd.............................      70,900           324,013
 *Charles River Associates, Inc........................      48,100           693,121
 *Charlotte Russe Holding, Inc.........................      28,100           651,358
 *Chart House Enterprises, Inc.........................      15,333            57,499
 *Chart Industries, Inc................................     158,675           422,075
 Chase Corp............................................      24,200           270,798
 *Chase Industries, Inc................................      81,950         1,040,765
 *Chattem, Inc.........................................      99,600         2,863,998
 *Chaus (Bernard), Inc.................................      15,260             6,943
 *Checkers Drive-In Restaurant, Inc....................      44,900           549,800
 *Checkpoint System, Inc...............................      46,200           607,068
 Chemed Corp...........................................      14,300           524,810
 Chemfirst, Inc........................................       7,700           214,830
 Chemical Financial Corp...............................      27,597           888,485
 *Cherokee, Inc........................................      20,200           447,733
 Chesapeake Corp.......................................      21,700           603,694
 Chesapeake Utilities Corp.............................      53,675         1,127,175
 Chester Valley Bancorp................................       6,836           107,838
 Chicago Rivet & Machine Co............................      20,000           532,000
 *Childtime Learning Centers, Inc......................      31,700            96,051
 *Chiles Offshore, Inc.................................       9,500           256,025
 *ChipPAC, Inc.........................................     133,600         1,163,656
 *Chiquita Brands International, Inc...................          32               551
 *Cholestech Corp......................................     114,500         2,097,640
 *Chordiant Software, Inc..............................      58,300           179,564
 *ChromaVision Medical Systems, Inc....................      44,700            84,930
 *Chromcraft Revington, Inc............................     100,900         1,560,923
 *Chronimed, Inc.......................................     131,500           758,755
 Churchill Downs, Inc..................................       9,400           328,530
 *#Chyron Corp.........................................     230,000           142,600
 *Ciber, Inc...........................................      68,564           527,257
 *Cima Laboratories, Inc...............................      63,000         1,786,365
 *Ciphergen Biosystems, Inc............................      17,600            83,688
 *Ciprico, Inc.........................................      49,800           264,936

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
                                                            SHARES             VALUE+
                                                            ------             ------
 CIRCOR International, Inc.............................      34,300    $      754,943
 *#Circuit City Stores, Inc. (Carmax Group)............     123,900         3,279,633
 *Circuit Systems, Inc.................................      19,100               143
 *Citizens, Inc. Class A...............................     189,682         1,707,139
 *City Holding Co......................................      52,900           981,559
 City National Corp....................................         231            12,534
 *CKE Restaurants, Inc.................................     440,500         4,405,000
 *Clare, Inc...........................................     104,700           419,323
 *Clark (Dick) Productions, Inc........................      19,842           287,524
 *Clark/Bardes Holdings, Inc...........................      28,500           687,990
 *Clarus Corp..........................................      27,600           165,462
 Classic Vacation Group, Inc...........................      96,500             9,650
 *Clean Harbors, Inc...................................      97,800           764,796
 *Clearone Communications, Inc.........................      33,600           614,712
 Cleveland Cliffs, Inc.................................      15,300           437,427
 *click2learn.com, Inc.................................     113,200           325,450
 *ClickAction, Inc.....................................      53,200            38,038
 *Closure Medical Corp.................................      19,600           304,192
 *Cnbt Bancshares, Inc., Escrow Share..................      46,700             9,340
 *CNET Networks, Inc...................................      18,600            57,753
 *CNS, Inc.............................................     148,900           873,298
 Coachmen Industries, Inc..............................      95,600         1,644,320
 *Coast Dental Services, Inc...........................      19,133           100,353
 *Coast Distribution System............................      42,400           127,200
 Coastal Bancorp, Inc..................................      41,100         1,332,462
 *Coastcast Corp.......................................      75,000           187,500
 *Cobalt Corp..........................................     140,300         2,883,165
 CoBiz, Inc............................................      19,650           320,884
 *Cobra Electronic Corp................................     118,100           993,811
 *#Coeur d'Alene Mines Corp............................     238,400           441,040
 *Cogent Communications Group, Inc.....................       9,029            23,475
 *Cognitronics Corp....................................      83,175           249,525
 *Cohesion Technologies, Inc...........................      66,800           157,314
 Cohu, Inc.............................................      31,000           759,345
 *Coinstar, Inc........................................      48,800         1,393,484
 *Cold Metal Products, Inc.............................      44,800            17,920
 *Coldwater Creek, Inc.................................      58,900         1,155,029
 *Cole (Kenneth) Productions, Inc. Class A.............      11,700           309,114
 *Cole National Corp. Class A..........................     104,300         1,939,980
 *Collagenex Pharmaceuticals, Inc......................      90,500           819,025
 *#Collateral Therapeutics, Inc........................      29,300           323,472
 *Collins & Aikman Corp................................         120             2,064
 Collins Industries, Inc...............................      65,825           329,125
 *Colorado Medtech, Inc................................     137,300           438,673
 Columbia Bancorp......................................       1,700            39,729
 *Columbia Banking System, Inc.........................     135,775         1,558,018
 *Columbia Laboratories, Inc...........................     239,850         1,268,806
 Columbus McKinnon Corp................................     122,400         1,198,908
 *Com21, Inc...........................................     174,900           135,547
 *Comarco, Inc.........................................      67,800           527,145
 *Comdial Corp.........................................     112,584            42,219
 *Comforce Corp........................................     123,266           147,919
 *Comfort Systems USA, Inc.............................     344,300         1,618,210
 Commercial Bancshares, Inc............................      21,635           613,893
 Commercial Metals Co..................................       9,200           422,280
 #Commercial National Financial Corp...................       1,600            33,360
 Commonwealth Bancorp, Inc.............................      65,300         1,839,174
 Commonwealth Industries, Inc..........................     144,600         1,043,289
 Communications Systems, Inc...........................     118,600         1,002,763
 Community Bank System, Inc............................      53,200         1,654,520
                                                            SHARES             VALUE+
                                                            ------             ------
 Community Banks, Inc..................................         540    $       13,986
 #Community Bankshares, Inc............................       2,730            46,410
 Community Financial Group, Inc........................       7,200           174,816
 Community Trust Bancorp, Inc..........................      44,356         1,112,670
 *Community West Bancshares............................      23,200           114,840
 *Competitive Technologies, Inc........................     102,600           268,299
 *Compucom Systems, Inc................................     102,400           407,552
 *CompuCredit Corp.....................................      52,600           365,570
 *Compudyne Corp.......................................       8,300           128,193
 *Computer Access Technology Corp......................      90,800           315,530
 *Computer Horizons Corp...............................     303,400         1,318,273
 *#Computer Learning Centers, Inc......................     155,200               264
 *Computer Motion, Inc.................................     101,900           147,755
 *Computer Network Technology Corp.....................      33,800           284,427
 *Computer Task Group, Inc.............................     174,600           803,160
 *Computrac, Inc.......................................       1,900               693
 CompX International, Inc..............................       9,500           117,800
 *Comshare, Inc........................................      96,850           253,747
 *Comstock Resources, Inc..............................     211,700         1,748,642
 *Comtech Telecommunications Corp......................      71,350           704,581
 *#Concepts Direct, Inc................................       3,400             5,865
 *Conceptus, Inc.......................................      72,000         1,335,240
 *Concero, Inc.........................................     166,400            57,408
 *Concerto Software, Inc...............................     106,100           854,635
 *Concord Camera Corp..................................     121,500           840,780
 *Concord Communications, Inc..........................      24,600           370,353
 *Concur Technologies, Inc.............................      37,500           115,875
 *Concurrent Computer Corp.............................     134,400           852,768
 *Conductus, Inc.......................................      41,300            82,393
 *Cone Mills Corp......................................     245,200           858,200
 *Congoleum Corp. Class A..............................      35,500            99,400
 *Conmed Corp..........................................       6,000           143,070
 Connecticut Bancshares, Inc...........................       2,500            82,737
 Connecticut Water Services, Inc.......................      93,787         2,385,003
 *Connitics Corp.......................................      69,500           907,670
 *Conrad Industries, Inc...............................      18,700            89,760
 *Consolidated Freightways Corp........................     219,200           693,768
 *Consolidated Graphics, Inc...........................      84,100         1,690,410
 Consolidated Tokoma Land Co...........................      28,400           583,620
 *Consumer Portfolio Services, Inc.....................       2,000             5,370
 *Continental Materials Corp...........................      14,900           403,790
 *Convera Corp.........................................      59,900           227,919
 *Cooker Restaurant Corp...............................      67,300             6,393
 Cooperative Bankshares, Inc...........................       5,500            86,652
 *CoorsTek, Inc........................................      35,000         1,178,275
 *Copper Mountain Networks, Inc........................       5,300             4,478
 *Core Materials Corp..................................      39,597            87,113
 *Corel Corp...........................................           1                 1
 *Corillian Corp.......................................     100,500           197,985
 *Corixa Corp..........................................      58,200           382,665
 *Cornell Companies, Inc...............................      91,400         1,005,400
 *Correctional Services Corp...........................     115,741           260,417
 *Corrections Corporation of America...................      42,000           681,240
 *Corrpro Companies, Inc...............................      59,075            70,890
 *Corvas International, Inc............................     149,800           382,739
 *Corvel Corp..........................................      18,600           639,561
 *Cost Plus, Inc.......................................      21,500           689,290
 *CoStar Group, Inc....................................      55,400         1,175,588
 *Cost-U-Less, Inc.....................................      13,600            25,772
 Cotton States Life Insurance Co.......................      22,500           222,637
 Courier Corp..........................................      68,325         2,975,554
 *Covansys Corp........................................     123,200           866,712

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
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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Covenant Transport, Inc. Class A.....................      91,000    $    1,440,530
 *Cover-All Technologies, Inc..........................      83,445            22,947
 Covest Bancshares, Inc................................      42,600           943,590
 *Covista Communications, Inc..........................      21,500            87,720
 CPAC, Inc.............................................      52,178           367,333
 CPB, Inc..............................................      27,700         1,182,236
 *#C-Phone Corp........................................      60,300               814
 *CPI Aerostructures, Inc..............................         833             5,373
 CPI Corp..............................................      29,600           531,024
 Craftmade International, Inc..........................      63,450           883,541
 Crawford & Co. Class A................................      76,800           691,200
 Crawford & Co. Class B................................     132,500         1,497,250
 *#Cray, Inc...........................................     321,400         1,243,818
 *Credit Acceptance Corp...............................      15,900           215,842
 *Crescent Operating, Inc..............................      53,600            20,368
 *Crestline Capital Corp...............................       6,500           220,675
 *Critical Path, Inc...................................      21,100            25,847
 *Criticare Systems, Inc...............................      46,700           259,418
 *Cross (A.T.) Co. Class A.............................     131,100           983,250
 *#Cross Media Marketing Corp..........................       9,403           112,742
 *Crossroads Systems, Inc..............................      49,600            78,616
 *Crosswalk.com, Inc...................................      49,500            32,917
 *#Crown Cork & Seal Co., Inc..........................     105,700           877,310
 *Crown Crafts, Inc....................................      70,500            51,817
 *Crown Resources Corp.................................      67,700            11,847
 *Crown-Andersen, Inc..................................      11,600            71,630
 *Crusader Holdings Corp...............................           2                 0
 *Cryolife, Inc........................................     148,450         4,302,081
 *CSK Auto Corp........................................     412,800         6,600,672
 *CSP, Inc.............................................      78,828           265,256
 *CSS Industries, Inc..................................      21,500           791,630
 CT Communications, Inc................................      14,200           208,811
 *CTB International Corp...............................      55,400           934,321
 *#CTC Communications Group, Inc.......................      69,350           124,483
 CTS Corp..............................................     134,700         2,141,730
 Cubic Corp............................................     162,150         4,379,671
 *Cubist Pharmaceuticals, Inc..........................      39,800           577,299
 *Culp, Inc............................................     178,580         2,275,109
 *Cumulus Media, Inc. Class A..........................     373,600         8,041,740
 *CUNO, Inc............................................       3,700           127,853
 *CuraGen Corp.........................................      38,300           306,974
 *Curative Health Services, Inc........................      76,900         1,071,217
 *Curis, Inc...........................................      91,320           118,259
 *Curon Medical, Inc...................................       5,700            20,121
 *Cutter & Buck, Inc...................................     113,300           793,666
 *CVF Technologies Corp................................      23,100             5,775
 *Cyanotech Corp.......................................       2,100             1,816
 *Cyberonics, Inc......................................      79,100         1,209,439
 *Cyberoptics Corp.....................................      58,800           670,320
 *Cybersource Corp.....................................     521,100         1,211,557
 *Cybex International, Inc.............................      75,950           151,900
 *Cygnus, Inc..........................................     173,900           426,924
 *Cylink Corp..........................................      38,600            31,266
 *Cysive, Inc..........................................     237,500           566,437
 *Cytogen Corp.........................................      30,400            35,416
 *Cytrx Corp...........................................       6,400             5,408
 D & K Healthcare Resources, Inc.......................      65,400         2,181,090
 *D A Consulting Group, Inc............................      56,300            46,166
 *Daily Journal Corp...................................         200             5,325
 *Dairy Mart Convenience Stores, Inc...................      13,400             2,077
 *Daisytek International Corp..........................     111,100         1,579,286
 *Daktronics, Inc......................................     180,700         1,657,922
                                                            SHARES             VALUE+
                                                            ------             ------
 *Dan River, Inc. Class A..............................     214,700    $      867,388
 *Danielson Holding Corp...............................     103,953           654,904
 *Daou Systems, Inc....................................     109,400           117,605
 *Data I/O Corp........................................      79,800            95,361
 *#Data Race, Inc......................................     246,600            10,604
 *Data Systems & Software, Inc.........................      86,500           318,752
 *Datakey, Inc.........................................      11,700            33,696
 *Datalink Corp........................................      39,500           209,350
 *Datamarine International, Inc........................         200                17
 *Dataram Corp.........................................      84,150           488,911
 Datascope Corp........................................      15,600           453,414
 *Datastream Systems, Inc..............................     126,600           828,597
 *Datatec Systems, Inc.................................       7,500             6,487
 *DataTRAK International, Inc..........................      28,900            85,110
 *Datawatch Corp.......................................       9,244            21,954
 *Datum, Inc...........................................      75,900           984,043
 *Dave and Busters, Inc................................     128,000         1,552,640
 *Daw Technologies, Inc................................       6,300             2,677
 *Dawson Geophysical Co................................      41,200           313,120
 *Daxor Corp...........................................      46,400           842,160
 *DDi Corp.............................................      44,100           122,818
 Deb Shops, Inc........................................     100,300         3,324,443
 *Deckers Outdoor Corp.................................      64,900           298,864
 *Decora Industries, Inc...............................       9,400               423
 Decorator Industries, Inc.............................      20,587           122,904
 *Del Global Technologies Corp.........................      68,459           268,359
 *Del Laboratories, Inc................................     185,459         4,627,202
 *Del Monte Foods Co...................................     251,200         2,549,680
 *dELiA*s Corp. Class A................................     250,386         1,507,324
 *Delphax Technologies, Inc............................      52,900           213,187
 Delta Apparel, Inc....................................      19,320           533,232
 Delta Natural Gas Co., Inc............................      18,800           411,344
 *Delta Woodside Industries, Inc.......................      51,000           119,850
 *Deltagen, Inc........................................      12,800            56,256
 *Deltek Systems, Inc..................................     141,400         1,011,717
 Deltic Timber Corp....................................       5,900           189,095
 *Denali, Inc..........................................      33,100             2,813
 *Denbury Resources, Inc...............................      30,100           279,328
 *Dendreon Corp........................................      36,300           107,448
 *Dendrite International, Inc..........................      55,000           653,125
 *Department 56, Inc...................................     118,650         2,135,700
 *DepoMed, Inc.........................................     112,000           476,000
 *Designs, Inc.........................................      54,600           387,114
 *Detrex Corp..........................................      10,200            64,770
 *Devcon International Corp............................      29,000           198,215
 Dewolfe Companies, Inc................................       9,000           112,050
 *Diacrin, Inc.........................................      80,300           136,108
 *Diametrics Medical, Inc..............................     253,800         1,072,305
 *DiamondCluster International, Inc....................      31,100           248,489
 *Dianon Systems, Inc..................................      68,143         4,399,994
 *#Dice, Inc...........................................      17,000            50,065
 *Diedrich Coffee, Inc.................................      28,025            95,005
 *Digene Corp..........................................      62,400         1,446,744
 *Digex, Inc...........................................      44,200            32,487
 *Digi International, Inc..............................     149,333           676,478
 *Digimarc Corp........................................      44,200           566,202
 *Digital Angel Corp...................................      13,500            50,625
 *Digital Courier Technologies, Inc....................      44,000               946
 *Digital Generation Systems, Inc......................     292,200           290,739
 *Digital Impact, Inc..................................      10,200            21,063
 *Digital Insight Corp.................................      53,000           756,575
 *Digital Lightwave, Inc...............................      45,500           143,097

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Digital Power Corp...................................      14,200    $       10,295
 *Digital River, Inc...................................     121,600           782,496
 *DigitalThink Inc.....................................      40,400            63,024
 *Digitas, Inc.........................................      40,500           165,240
 Dime Community Bancorp, Inc...........................      61,425         1,481,878
 Dimon, Inc............................................     210,100         1,495,912
 *Diodes, Inc..........................................      96,600           826,413
 *Dionex Corp..........................................      31,100           796,315
 *Directrix, Inc.......................................       8,950               447
 *Discovery Partners International.....................      64,600           384,693
 *Dispatch Management Services Corp....................      17,000                68
 *Display Technologies, Inc............................      44,255               288
 *Ditech Communications Corp...........................      68,300           204,558
 *Diversa Corp.........................................      30,200           338,391
 *Diversified Corporate Resources, Inc.................      14,800             8,436
 *divine, Inc. Class A.................................          46               238
 *Dixie Group, Inc.....................................     103,800           697,017
 *Dixon Ticonderoga Co.................................      26,750            41,462
 *DMC Stratex Networks, Inc............................     335,200         1,173,200
 *Dobson Communications Corp...........................      10,900            25,996
 *Docent, Inc..........................................      27,500            53,075
 *DocuCorp International, Inc..........................     106,100         1,066,305
 *Document Sciences Corp...............................      15,400            35,651
 *Dollar Thrifty Automotive Group, Inc.................      36,500           848,260
 *Dominion Homes, Inc..................................      44,100         1,020,915
 Donegal Group, Inc. Class A...........................      38,280           436,201
 Donegal Group, Inc. Class B...........................      19,140           206,138
 Donnelly Corp. Class A................................      53,750         1,057,800
 *Dorsey Trailers, Inc.................................      39,000               312
 *Dot Hill Systems Corp................................      68,280           305,894
 Dover Downs Gaming & Entertainment, Inc...............       3,570            47,481
 Dover Motorsports, Inc................................      16,600            99,434
 *DPAC Technologies Corp...............................     209,000           569,525
 *Dress Barn, Inc......................................      26,300           834,367
 *Drew Industries, Inc.................................      95,100         1,474,050
 *Drexler Technology Corp..............................     120,950         2,467,985
 *Dril-Quip, Inc.......................................      59,400         1,375,704
 *Driver-Harris Co.....................................      21,898             9,854
 *DRS Technologies, Inc................................      48,474         1,900,181
 *Drugstore.com, Inc...................................      13,800            37,191
 *DSET Corp............................................       7,750             2,867
 *DSP Group, Inc.......................................      39,100           763,036
 *DT Industries, Inc...................................     101,500           453,197
 *DualStar Technologies Corp...........................     145,800            30,618
 *Duckwall-Alco Stores, Inc............................      41,200           588,130
 *Ducommun, Inc........................................      95,100         1,806,900
 *Dura Automotive Systems, Inc.........................      59,300         1,319,721
 *DuraSwitch Industries, Inc...........................       3,600            23,382
 *Duratek, Inc.........................................     127,400           801,346
 *Durect Corp..........................................       7,100            49,877
 *DUSA Pharmaceuticals, Inc............................      55,900           126,054
 *DVI, Inc.............................................     103,300         2,018,482
 *Dwyer Group, Inc.....................................      47,700           198,909
 *Dyax Corp............................................     109,000           443,085
 *Dycom Industries, Inc................................      18,964           250,325
 *#Dynacq International, Inc...........................      21,300           274,663
 *Dynamic Materials Corp...............................      14,700            54,022
 *Dynamics Research Corp...............................      77,100         1,774,842
 *#E Com Ventures, Inc.................................      10,825            58,617
 *E.piphany, Inc.......................................      27,900           116,343
 *Eagle Bancshares, Inc................................      46,100         1,192,376
                                                            SHARES             VALUE+
                                                            ------             ------
 *Eagle Food Centers, Inc..............................      22,550    $       20,971
 Eastern Co............................................      34,000           523,600
 *#EasyLink Services Corp..............................      40,119            47,541
 *Eateries, Inc........................................      23,200            73,660
 *eBenX, Inc...........................................      99,900           398,601
 *eBT International, Inc...............................     178,100            64,116
 *ECC International Corp...............................     137,750           440,800
 *#Echelon Corp........................................       7,400            95,904
 *Eco Soil Systems, Inc................................     166,600             2,166
 *Ecogen, Inc..........................................      56,900             1,991
 *eCollege.com.........................................     134,700           537,453
 Ecology & Environment, Inc. Class A...................      13,900           155,680
 *Ecometry Corp........................................       7,900            21,922
 *Edac Technologies Corp...............................      12,200             9,394
 Edelbrock Corp........................................      49,170           633,064
 *#EDGAR Online, Inc...................................      14,400            41,616
 *Edge Petroleum Corp..................................      52,400           309,422
 *Edgewater Technology, Inc............................      70,674           285,876
 *Edison Control Corp..................................       7,000            48,475
 Edo Corp..............................................      65,000         1,796,600
 Educational Development Corp..........................      15,400           104,027
 *Educational Insights, Inc............................      52,300            21,181
 EFC Bancorp, Inc......................................      15,800           271,128
 *EGL, Inc.............................................       4,000            66,060
 *eGlobe, Inc..........................................      26,723             1,002
 *Elcom International, Inc.............................     190,700           113,466
 Elcor Corp............................................      29,000           772,850
 *Elcotel, Inc.........................................     103,614               466
 *Elder-Beerman Stores Corp............................      82,400           253,380
 *#Electric Fuel Corp..................................     215,000           248,325
 *Electro Rent Corp....................................      30,550           389,971
 Electro Sensors, Inc..................................       3,450            14,455
 *Electroglas, Inc.....................................      31,700           446,970
 *Elite Information Group, Inc.........................      72,800           833,196
 *#Elizabeth Arden, Inc................................     122,400         1,604,052
 *E-Loan, Inc..........................................     161,000           191,590
 *eLoyalty Corp........................................       6,800            39,576
 *ELXSI Corp...........................................       7,100            50,410
 *Embarcadero Technologies, Inc........................      37,900           362,892
 *Embrex, Inc..........................................     123,000         2,884,965
 EMC Insurance Group, Inc..............................      85,100         1,822,416
 *Emcee Broadcast Products, Inc........................      34,900            21,987
 *Emcor Group, Inc.....................................      78,500         4,432,895
 *EMCORE Corp..........................................      53,000           381,070
 *Emerging Vision, Inc.................................     145,200             9,438
 *#Emeritus Corp.......................................     146,600           667,030
 *Emisphere Technologies, Inc..........................      51,300           255,987
 Empire District Electric Co...........................      21,600           432,000
 Empire Federal Bancorp, Inc...........................       7,600           111,910
 *EMS Technologies, Inc................................     121,499         2,717,325
 *#En Pointe Technologies, Inc.........................      71,400            74,256
 *Enchira Biotechnology Corp...........................      19,842             2,976
 *Encompass Services Corp..............................      36,900            33,948
 *Encore Acquisition Co................................       3,600            55,764
 *Encore Med Corp......................................      16,000            55,600
 *Encore Wire Corp.....................................     149,650         2,035,988
 *Endocardial Solutions, Inc...........................     104,100           864,030
 *Endocare, Inc........................................      76,200         1,120,140
 *Energy Conversion Devices, Inc.......................      89,500         1,803,872
 *Energy Partners, Ltd.................................       1,700            12,682
 Energysouth, Inc......................................      51,150         1,516,853
 *Enesco Group, Inc....................................     122,400           861,696

                                      157
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
                                                            SHARES             VALUE+
                                                            ------             ------
 Engineered Support Systems, Inc.......................      98,562    $    4,740,339
 *Enherent Corp........................................      19,400             1,503
 *#Enlighten Software Solutions, Inc...................      12,300                68
 Ennis Business Forms, Inc.............................     241,200         3,376,800
 *Enserch Corp.........................................     283,700           581,585
 *Entrada Networks, Inc................................      41,910            11,106
 *Entremed, Inc........................................      31,200           180,804
 *Entrust Technologies, Inc............................      89,800           359,649
 *Envirogen, Inc.......................................       2,316             2,548
 *Environmental Elements Corp..........................      61,100           192,465
 *Environmental Technologies Corp......................      39,700            13,498
 *Environmental Tectonics Corp.........................      59,500           461,125
 *Enzo Biochem, Inc....................................      33,300           609,390
 *EP Medsystems, Inc...................................     202,000           439,350
 *Epicor Software Corp.................................     421,828           774,054
 *#Epimmune, Inc.......................................      63,070           137,177
 *EPIQ Systems, Inc....................................      71,775         1,143,376
 *EPIX Medical, Inc....................................      70,700           706,293
 *ePlus, Inc...........................................      33,400           303,606
 *ePresence, Inc.......................................     191,500           821,535
 *#Equimed Inc. Nevis..................................       6,533                 0
 *Equity Marketing, Inc................................      58,200           780,753
 *Equity Oil Co........................................     131,800           295,232
 *eResearch Technology, Inc............................      62,500         1,206,250
 *Ergo Science Corp....................................      36,350            70,337
 ESB Financial Corp....................................      65,647           846,518
 *Esco Technologies, Inc...............................      89,476         3,177,293
 *eSpeed, Inc..........................................      17,400           197,664
 *Esperion Therapeutics, Inc...........................       5,900            28,438
 Espey Manufacturing & Electronics Corp................      20,500           410,000
 *Essential Therapeutics, Inc..........................     148,100           381,357
 *Esterline Technologies Corp..........................      55,300         1,147,475
 *European Micro Holdings, Inc.........................       5,900               133
 *Evans & Sutherland Computer Corp.....................     100,100           898,898
 *Evans Systems, Inc...................................       6,000               450
 *Evercel, Inc.........................................      12,466            23,561
 *Evergreen Resources, Inc.............................      30,700         1,372,290
 *Evergreen Solar, Inc.................................      27,000            65,205
 *Everlast Worldwide, Inc..............................       5,600            20,720
 *Evolving Systems, Inc................................      82,500            41,662
 *Exabyte Corp.........................................     222,000           214,230
 *Exactech, Inc........................................      38,200           697,723
 *Excel Technology, Inc................................      81,922         1,950,563
 *eXcelon Corp.........................................      40,450            43,888
 *EXCO Resources, Inc..................................       1,000            17,095
 *EXE Technologies, Inc................................     209,900           252,929
 *Exelixis, Inc........................................      35,311           274,366
 *Exponent, Inc........................................      70,600           902,974
 *Extended Systems, Inc................................      11,200            44,184
 *Extensity, Inc.......................................      60,700            81,338
 *EXX, Inc. Class A....................................       1,900               950
 *EXX, Inc. Class B....................................         100               142
 *Ezcorp, Inc. Class A Non-Voting......................      91,900           318,893
 *E-Z-Em, Inc. Class A.................................      34,000           374,000
 *E-Z-Em, Inc. Class B.................................      52,424           473,127
 *Ezenia! Inc..........................................     158,700            37,294
 F & M Bancorp.........................................      23,603           696,407
 *#F.A.O., Inc.........................................      46,400           305,080
 *F5 Networks, Inc.....................................      36,600           433,344
 Fab Industries, Inc...................................      40,200           727,620
 *Factory 2-U Stores, Inc..............................      13,200           209,748
                                                            SHARES             VALUE+
                                                            ------             ------
 *Factual Data Corp....................................      73,700    $      865,238
 *Fairchild Corp. Class A..............................     137,829           532,020
 Falcon Products, Inc..................................      78,525           415,397
 *#FalconStor Software, Inc............................      62,700           308,797
 *Famous Dave's of America, Inc........................      53,100           409,135
 *Fargo Electronics....................................      99,400           849,870
 *Faro Technologies, Inc...............................      53,900           118,580
 *FASTNET Corp.........................................      36,900            57,748
 *Featherlite Manufacturing, Inc.......................      52,400           167,942
 Fedders Corp..........................................     150,282           428,304
 Federal Screw Works...................................      27,000         1,071,765
 *FEI Co...............................................          50             1,342
 *#Female Health Co....................................      44,000            73,040
 FFLC Bancorp..........................................      21,800           584,131
 *Fibermark, Inc.......................................      86,425           702,635
 *Fiberstars, Inc......................................      37,200           174,096
 Fidelity Bancorp, Inc.................................         486             9,154
 Fidelity Bancorp, Inc.................................      22,050           487,305
 Fidelity Bankshares, Inc..............................      30,447           613,659
 *Fidelity Federal Bancorp.............................      21,340            56,551
 Fidelity National Corp................................      82,700           875,379
 *#Fidelity National Information Solutions, Inc........      21,686           629,219
 *Filenet Corp.........................................      27,200           419,288
 *Film Roman, Inc......................................       7,000             1,540
 *Financial Federal Corp...............................      20,700           705,870
 *Finish Line, Inc. Class A............................     144,600         2,249,253
 *Finishmaster, Inc....................................      64,800           825,876
 *Finlay Enterprises, Inc..............................      76,800         1,200,384
 *Firebrand Financial Group, Inc.......................      75,400             2,262
 First Albany Companies, Inc...........................      33,828           218,867
 *First Aviation Services, Inc.........................       1,700             8,032
 First Bancorp.........................................      34,014           785,043
 *First Banks America, Inc.............................       5,879           209,998
 First Bell Bancorp, Inc...............................      35,700           638,494
 *First Cash, Inc......................................      80,600           837,434
 First Charter Corp....................................      13,800           251,850
 *First Cincinati, Inc.................................      22,500                22
 First Colonial Group, Inc.............................         972            23,909
 *First Consulting Group, Inc..........................     108,331           913,230
 First Defiance Financial Corp.........................      68,492         1,384,566
 First Essex Bancorp...................................      69,400         2,147,930
 First Federal Bancshares of Arkansas, Inc.............      23,400           596,115
 First Federal Capital Corp............................      29,400           624,309
 First Financial Holdings, Inc.........................     126,800         3,708,266
 First Franklin Corp...................................         600             6,840
 *First Horizon Pharmaceutical Corp....................      15,900           354,013
 First Indiana Corp....................................     123,300         2,443,806
 *First Investors Financial Services Group, Inc........      43,200           166,320
 First Keystone Financial, Inc.........................      16,500           275,632
 *First Mariner Bank Corp..............................      16,400           192,700
 First Merchants Corp..................................      25,961           736,124
 First Midwest Financial, Inc..........................      16,500           229,350
 First Mutual Bancshares, Inc..........................      24,357           366,207
 First Niagara Financial Group, Inc....................      10,500           266,752
 First Oak Brook Bancshares, Inc. Class A..............      20,000           635,900
 First Place Financial Corp............................      55,147           955,973
 *First Republic Bank..................................     106,500         3,497,460
 First SecurityFed Financial, Inc......................      28,500           622,867

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
                                                            SHARES             VALUE+
                                                            ------             ------
 First Sentinel Bancorp, Inc...........................      29,400    $      407,778
 First Source Corp.....................................      19,500           451,132
 First United Corp.....................................      15,500           280,937
 *First Virtual Communications, Inc....................     264,508           160,027
 First Years, Inc......................................      94,700         1,061,587
 FirstBank NW Corp.....................................       5,500           105,297
 *FirstCity Financial Corp.............................       4,900             5,953
 FirstFed America Bancorp, Inc.........................      39,726         1,026,917
 *FirstFed Financial Corp..............................      24,200           713,900
 *Firstwave Technologies, Inc..........................      19,700           242,704
 *Fischer Imaging Corp.................................      60,600           618,120
 Flag Financial Corp...................................      35,200           360,800
 Flagstar Bancorp, Inc.................................     136,950         3,882,532
 Flamemaster Corp......................................         247             1,568
 *Flander Corp.........................................     255,500           477,785
 Flanigan's Enterprises, Inc...........................      20,600           140,080
 Fleetwood Enterprises, Inc............................      50,600           525,734
 Flexsteel Industries, Inc.............................      61,000           989,725
 *Florida Banks, Inc...................................      25,400           227,965
 Florida Public Utilities Co...........................      17,100           324,045
 FloridaFirst Bancorp..................................       2,400            46,500
 *Florsheim Group, Inc.................................      37,700               848
 *Flow International Corp..............................     153,600         1,396,992
 Flushing Financial Corp...............................     120,375         2,282,912
 FMS Financial Corp....................................         200             2,470
 FNB Financial Services Corp...........................       6,800           113,662
 *Foamex International, Inc............................      39,000           434,850
 *Focal Communications Corp............................       6,300            22,648
 *FOCUS Enhancements, Inc..............................      28,188            44,255
 *Foodarama Supermarkets, Inc..........................      20,700           915,457
 Foothill Independent Bancorp..........................      36,205           622,726
 *Footstar, Inc........................................      29,200           693,500
 *Forgent Networks, Inc................................     266,700           856,107
 *Forrester Resh, Inc..................................      33,800           683,605
 *#Fortel, Inc.........................................     100,200             8,266
 *Fortune Financial, Inc...............................      50,100                 5
 *Forward Air Corp., Inc...............................       9,900           315,612
 *Foster (L.B.) Co. Class A............................     121,100           673,921
 *Fotoball USA, Inc....................................      17,400            89,610
 *Fountain Powerboat Industries, Inc...................      35,700           102,459
 *Four Kids Entertainment, Inc.........................      17,800           320,756
 *#FPIC Insurance Group, Inc...........................      79,400         1,233,479
 Frankfort First Bancorp, Inc..........................       5,750           103,845
 Franklin Bank National Associaton.....................      26,469           510,852
 *Franklin Covey Co....................................     187,700           570,608
 *Franklin Electronic Publishers, Inc..................      81,500           130,400
 Freds, Inc. Class A...................................      95,443         3,263,673
 Fremont General Corp..................................     226,400         1,005,216
 Frequency Electronics, Inc............................      91,100         1,024,875
 *Fresh America Corp...................................      40,000             7,000
 Fresh Brands, Inc.....................................      59,700         1,114,897
 *Fresh Choice, Inc....................................      50,000           120,000
 *Friede Goldman Halter, Inc...........................      61,722             5,277
 *Friedman Billings Ramsey Group, Inc. Class A.........     151,900         1,473,430
 Friedman Industries, Inc..............................     153,403           429,528
 Friedmans, Inc. Class A...............................     131,900         1,550,484
 *#Friendly Ice Cream Corp.............................      24,500           178,850
 Frisch's Restaurants, Inc.............................      63,968         1,272,963
 *Frontier Airlines, Inc...............................     127,200         2,172,576
 Frontier Oil Corp.....................................     243,200         3,903,360
 *Frontstep, Inc.......................................      82,700           263,399
                                                            SHARES             VALUE+
                                                            ------             ------
 *Frozen Food Express Industries, Inc..................     167,175    $      467,254
 FSF Financial Corp....................................      17,800           404,950
 *FSI International, Inc...............................      93,800           911,267
 *FTI Consulting, Inc..................................     105,600         3,230,304
 *FuelCell Energy, Inc.................................      15,600           189,228
 *Furr's/Bishop's, Inc.................................      24,800            48,608
 *#FX Energy, Inc......................................     120,900           243,613
 G & K Services, Inc. Class A..........................       5,700           217,398
 GA Financial, Inc.....................................      37,000           706,700
 *Gadzooks, Inc........................................      88,600         1,131,865
 *Gainsco, Inc.........................................     133,605            19,373
 *Galagen, Inc.........................................      21,000               241
 *Galaxy Nutritional Foods, Inc........................      37,700           195,286
 *Galey & Lord, Inc....................................      67,600             4,563
 *GameTech International, Inc..........................      70,200           348,894
 Garan, Inc............................................      40,442         2,196,001
 *Garden Fresh Restaurant Corp.........................      49,500           647,212
 *Garden.Com Escrow Share..............................       1,600                 0
 *#Gardenburger, Inc...................................      33,700            36,901
 *Gardner Denver Machinery, Inc........................      27,300           623,259
 *Gart Sports Co.......................................      34,275         1,071,265
 *Gateway Industries, Inc..............................      11,120            12,121
 GBC Bancorp...........................................      17,400           505,644
 *GC Companies, Inc....................................      12,300             5,289
 *Geerling & Wade, Inc.................................      29,400            36,309
 *Gehl Co..............................................      50,300           733,122
 *Genaera Corp.........................................     273,200           616,066
 *Genaissance Pharmaceuticals, Inc.....................      33,100            46,174
 Gencorp, Inc..........................................      50,100           731,460
 *Gene Logic, Inc......................................      36,700           476,182
 *Genelabs Technologies, Inc...........................     366,800           713,426
 *General Binding Corp.................................      40,700           806,674
 General Cable Corp....................................      49,300           529,975
 *General Communications, Inc. Class A.................     297,000         2,674,485
 *General Datacomm Industries, Inc.....................     237,100            18,968
 *General Employment Enterprises, Inc..................      41,700            54,627
 General Magnaplate Corp...............................       8,500            20,187
 *Genesco, Inc.........................................      31,600           746,392
 *Genesee & Wyoming, Inc...............................      51,300         1,194,520
 *Genesee Corp. Class B................................         800            12,724
 *#Genesis Microchip, Inc..............................      20,481           335,786
 *Genlyte Group, Inc...................................      14,800           625,226
 *Genome Therapeutics Corp.............................     128,000           404,480
 *GenStar Therapeutics Corp............................      34,600            20,068
 *#Genta, Inc..........................................      14,700           136,195
 Gentek, Inc...........................................     132,600            51,051
 *Genus, Inc...........................................     153,900           572,508
 *GenVec, Inc..........................................      53,300           179,887
 *Genzyme Corp. - Genzyme Biosurgery Division..........      24,812            96,395
 *Genzyme Transgenics Corp.............................      44,900            78,799
 Georgia Gulf Corp.....................................     156,300         3,485,490
 *Geoworks Corp........................................     115,700            19,669
 *Gerber Childrenswear, Inc............................      76,100           520,524
 *Gerber Scientific, Inc...............................     114,000           456,000
 *Geron Corp...........................................      99,700           606,674
 Getty Realty Corp. (Holding Co.)......................      72,800         1,308,944
 *Giant Group, Ltd.....................................      28,300            34,667
 *Giant Industries, Inc................................      78,200           641,240
 Gibraltar Steel Corp..................................       1,800            42,381
 *Giga Information Group, Inc..........................      79,700           147,445

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Giga-Tronics, Inc....................................      49,600    $      126,976
 *G-III Apparel Group, Ltd.............................      62,070           505,870
 *Gilman & Ciocia, Inc.................................     128,600           162,679
 *Gish Biomedical, Inc.................................      70,750            40,327
 Glacier Bancorp, Inc..................................      35,954           823,886
 *Glacier Water Services, Inc..........................      24,500           301,350
 *Glenayre Technologies, Inc...........................     186,200           262,542
 *#Gliatech, Inc.......................................      65,900             1,977
 *Global e-Point, Inc..................................      14,266            24,252
 *Global Imaging Systems, Inc..........................     123,000         2,097,765
 *Global Payment Technologies, Inc.....................      54,600           341,523
 *Global Technologies, Ltd.............................      80,700             1,412
 *Globecomm Systems, Inc...............................      96,000           479,520
 *GoAmerica, Inc.......................................     223,300           125,048
 Gold Banc Corp........................................     196,334         2,115,499
 Golden Enterprises, Inc...............................      61,900           271,741
 *Golden State Vintners, Inc...........................      47,200           189,980
 *Good Guys, Inc.......................................     220,800           860,016
 *Goodrich Petroleum Corp..............................      17,600            71,456
 *Goodys Family Clothing, Inc..........................     163,500         1,666,882
 Gorman-Rupp Co........................................      54,600         1,580,670
 *Gottschalks, Inc.....................................     133,800           454,920
 *GP Strategies Corp...................................     109,400           548,094
 *Gradco Systems, Inc..................................      76,686            13,420
 *Graftech International, Ltd..........................       6,900            79,419
 *Graham Corp..........................................      12,350           127,822
 Granite State Bankshares, Inc.........................      45,300         1,453,903
 *Graphic Packaging International Corp.................     221,800         1,596,960
 Gray Communications Systems, Inc......................      41,300           683,515
 Great Southern Bancorp, Inc...........................      39,700         1,327,965
 *Green Mountain Coffee, Inc...........................      59,700         1,425,934
 Green Mountain Power Corp.............................      59,300         1,108,910
 *Greenbriar Corp......................................       1,715            22,552
 Greenbrier Companies, Inc.............................     127,200           922,200
 *Grey Wolf, Inc.......................................     231,100         1,039,950
 *GRIC Communications, Inc.............................       7,600            13,718
 *Griffin Land & Nurseries, Inc. Class A...............      23,400           394,056
 *Griffon Corp.........................................     220,050         3,806,865
 *Gristede's Sloans, Inc...............................      33,339            41,340
 *Group 1 Software, Inc................................      96,615         1,370,484
 *Grubb & Ellis Co.....................................     177,552           550,411
 GS Financial Corp.....................................       6,400           116,064
 *#GSI Commerce, Inc...................................     116,900         1,625,494
 *#GSV, Inc............................................       9,540             2,433
 *GTSI Corp............................................      86,700           754,290
 Guaranty Bancshares, Inc..............................       1,600            23,184
 Guaranty Federal Bancshares, Inc......................      17,100           237,262
 *Guaranty Financial Corp..............................      15,000           191,475
 *Guess, Inc...........................................      80,900           528,277
 *Guilford Mills, Inc..................................     149,200            34,316
 *Guilford Pharmaceuticals, Inc........................      52,600           347,423
 *Guitar Center, Inc...................................      32,400           593,244
 *Gulf Island Fabrication, Inc.........................      88,600         1,349,821
 *Gulfmark Offshore, Inc...............................      64,300         2,722,140
 *#Gumtech International, Inc..........................      97,300           944,296
 *Gundle/SLT Environmental, Inc........................     129,600           916,272
 *Gymboree Corp........................................     225,300         3,700,552
 *H Power Corp.........................................      19,900            26,964
 Haggar Corp...........................................      60,700           958,453
 *Hain Celestial Group, Inc............................      17,600           303,336
 *Halifax Corp.........................................       8,650            35,032
 *Hall Kinion Associates, Inc..........................      69,800           824,687
                                                            SHARES             VALUE+
                                                            ------             ------
 *Hallwood Group, Inc..................................       2,653    $       17,642
 *Ha-Lo Industries, Inc................................       8,600               129
 *Hamilton Bancorp, Inc................................     108,000             3,240
 *Hammons (John Q.) Hotels, Inc. Class A...............      49,800           326,190
 *Hampshire Group, Ltd.................................       4,900           104,713
 Hancock Fabrics, Inc..................................     187,700         3,487,466
 *Handleman Co.........................................      38,700           464,400
 *#Handspring, Inc.....................................      13,500            23,692
 *Hanger Orthopedic Group, Inc.........................     174,800         2,604,520
 Harbor Florida Bancshares, Inc........................      81,600         1,864,968
 Hardinge, Inc.........................................      83,800         1,005,181
 *Harken Energy Corp...................................      27,200            21,216
 Harland (John H.) Co..................................         500            16,315
 Harleysville National Corp............................       6,100           155,458
 *Harmonic Lightwaves, Inc.............................      36,300           211,629
 *Harolds Stores, Inc..................................      41,537           115,265
 *Harris Interactive, Inc..............................     256,500           945,202
 Harrodsburg First Financial Bancorp, Inc..............       3,700            44,511
 *Hartmarx Corp........................................     295,600           736,044
 *Harvard Bioscience, Inc..............................      32,600           209,129
 *Harvard Industries, Inc..............................      13,400               167
 *Harvest Natural Resources, Inc.......................     508,300         2,236,520
 *Hastings Entertainment, Inc..........................      77,600           608,384
 *Hastings Manufacturing Co............................      13,700           141,247
 *Hathaway Corp........................................      34,580            95,441
 *Hauppauge Digital, Inc...............................      95,000           190,950
 *Hauser, Inc..........................................      20,275             7,704
 Haverty Furniture Co., Inc............................      40,000           729,200
 Haverty Furniture Co., Inc. Class A...................      12,000           219,000
 *Hawaiian Airlines, Inc...............................     683,900         2,462,040
 *Hawk Corp............................................      64,400           280,140
 Hawkins, Inc..........................................      92,785           917,644
 *Hawthorne Financial Corp.............................      44,200         1,336,829
 *#Hayes Lemmerz International, Inc....................         600                93
 *Headwaters, Inc......................................     101,800         1,749,433
 *Headway Corporate Resources, Inc.....................      96,500             7,720
 *Health Management Systems, Inc.......................     167,500           562,800
 *Health Risk Management, Inc..........................      44,500                44
 *HealthAxis, Inc......................................      89,200            56,196
 *Healthcare Services Group, Inc.......................     110,500         1,528,767
 *Healthcor Holdings, Inc..............................      30,000               180
 *HealthExtras, Inc....................................      38,500           201,547
 *HealthStream, Inc....................................      14,400            20,016
 *Hearx, Ltd...........................................      60,700            54,630
 *Hecla Mining Co......................................       2,500            10,975
 *Hector Communications Corp...........................      24,700           318,630
 *HEI, Inc.............................................      24,700           187,473
 Heico Corp............................................      69,600           988,320
 Heico Corp. Class A...................................      40,205           492,511
 *Heidrick & Struggles International, Inc..............      16,300           354,362
 Helix Technology Corp.................................      31,700           755,252
 *Hemispherx Biopharma, Inc............................     216,400           653,528
 Herbalife International, Inc. Class A.................      31,233           600,611
 *Heritage Commerce Corp...............................       6,900            66,895
 Heritage Financial Corp...............................      84,400         1,331,410
 *Herley Industries, Inc...............................     101,850         2,090,471
 *Heska Corp...........................................     122,800            81,048
 *Hexcel Corp..........................................     158,100           739,908
 HF Financial Corp.....................................      27,200           356,320

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Hibbett Sporting Goods, Inc..........................      70,050    $    1,906,411
 Hickory Tech Corp.....................................      12,800           172,672
 *Highlands Insurance Group, Inc.......................      47,800               358
 *Hines Horticulture, Inc..............................     195,800           894,806
 Hingham Institution for Savings MA....................       5,350           163,041
 *Hirsch International Corp. Class A...................      53,600            21,172
 *Hi-Shear Technology Corp.............................      45,350           121,084
 *Hi-Tech Pharmacal, Inc...............................      38,100           386,524
 *HMI Industries, Inc..................................      84,200            65,255
 HMN Financial, Inc....................................      33,000           651,255
 *HNC Software, Inc....................................      28,400           568,710
 *Hoenig Group, Inc....................................      61,000           640,500
 *Holiday RV Superstores, Inc..........................      59,700            29,253
 *#Hollis-Eden Pharmaceuticals, Inc....................     125,900           793,170
 Holly Corp............................................     123,600         1,849,056
 *Hollywood Casino Corp. Class A.......................     233,700         3,045,111
 *Hollywood Media Corp.................................      82,200           196,869
 *Hologic, Inc.........................................     204,100         3,366,629
 Home Federal Bancorp..................................      37,400           899,470
 *Home Products International, Inc.....................      64,400           286,258
 *Homegold Financial, Inc..............................      32,600            14,181
 *Homeland Holding Corp................................       5,500               261
 Hooper Holmes, Inc....................................       8,700            76,125
 *Hoover's, Inc........................................      16,800           108,948
 HopFed Bancorp, Inc...................................       4,500            55,755
 Horizon Financial Corp................................      67,968           975,341
 *Horizon Health Corp..................................      47,775           923,252
 *Horizon Medical Products, Inc........................       2,300             2,921
 *Horizon Offshore, Inc................................     144,600         1,439,493
 *Horizon Organic Holding Corp.........................      92,800         1,577,600
 Horton (D.R.), Inc....................................      13,181           323,198
 *Hot Topic, Inc.......................................     136,000         3,485,000
 *#House2Home, Inc.....................................     313,000               861
 #Howell Corp..........................................     125,840         1,730,300
 *Howtek, Inc..........................................      37,500           111,375
 *HPSC, Inc............................................      68,800           632,960
 *HTE, Inc.............................................     150,500           883,435
 *Hub Group, Inc. Class A..............................      52,900           548,573
 *Hudson Hotels Corp...................................       3,166                32
 Hudson River Bancorp, Inc.............................      12,500           302,750
 *Hudson Technologies, Inc.............................      32,100            79,608
 *Huffy Corp...........................................      96,300           722,250
 Humboldt Bancorp......................................       1,500            23,745
 Hunt Corp.............................................     141,900         1,504,140
 *Hurco Companies, Inc.................................      48,800           126,636
 Hurry, Inc............................................      20,200             4,040
 *Hutchinson Technology, Inc...........................      36,600           578,097
 *Hycor Biomedical, Inc................................      83,216           315,389
 *Hypercom Corp........................................      91,400           566,680
 *HyperFeed Technologies, Inc..........................     107,700            55,465
 *Hyperion Solutions Corp..............................       6,600           140,976
 *Hyseq, Inc...........................................      71,300           221,386
 *i3 Mobile, Inc.......................................       1,300             1,144
 Iberiabank Corp.......................................      55,800         2,094,453
 *Ibis Technology Corp.................................      11,800           106,672
 *Ico, Inc.............................................     165,818           187,374
 *ICT Group, Inc.......................................      91,700         1,778,521
 *ICU Medical, Inc.....................................     102,525         3,568,383
 *Identix, Inc.........................................      62,200           484,849
 *iDine Rewards Network, Inc...........................     130,650         1,319,565
 *IDT Corp.............................................      33,900           621,387
 *IDT Corp. Class B....................................       4,000            68,760
                                                            SHARES             VALUE+
                                                            ------             ------
 *IDX Systems Corp.....................................      39,300    $      697,771
 *IEC Electronics Corp.................................      58,900            16,197
 *iGate Capital Corp...................................     346,700         1,600,020
 *#IGEN, Inc...........................................       4,200           161,805
 *IGI, Inc.............................................      61,100            43,992
 *Igo Corp.............................................      11,200             4,144
 *IHOP Corp............................................       5,600           190,960
 *II-VI, Inc...........................................     114,052         1,609,844
 *Illumina, Inc........................................      33,300           215,284
 *Image Entertainment, Inc.............................     174,300           353,829
 *ImageWare Systems, Inc...............................       6,600            28,050
 *iManage, Inc.........................................      29,700           147,163
 *I-many, Inc..........................................     164,400           711,852
 *IMCO Recycling, Inc..................................     135,800         1,428,616
 *Immersion Corp.......................................      20,900            42,845
 *Immucor, Inc.........................................     115,800         2,249,994
 *Immune Response Corp.................................     169,600           108,544
 *Immunogen, Inc.......................................      57,700           233,973
 *Impath, Inc..........................................      70,200         1,645,839
 *Impax Laboratoroes, Inc..............................      63,400           533,511
 *Impco Technologies, Inc..............................      45,200           632,348
 *Imperial Credit Industries, Inc......................     246,900             4,444
 *#Imperial Sugar Co...................................      74,200                 0
 *Imperial Sugar Co....................................         616             2,343
 *Implant Sciences Corp................................      30,100           397,320
 *Impreso.com, Inc.....................................      31,500            89,617
 *Incara Pharmaceuticals Corp..........................       4,400             3,916
 *Incyte Genomics, Inc.................................      12,500            90,687
 Independence Holding Co...............................      17,180           376,929
 Independent Bank Corp.................................     130,500         2,876,872
 Independent Bank East.................................     117,058         3,742,930
 *Indevus Pharmaceuticals, Inc.........................     106,600           610,818
 *Individual Investor Group, Inc.......................      53,900             3,099
 *Indus International, Inc.............................     159,700           441,570
 *Industrial Data Systems Corp.........................       3,900             3,432
 *Industrial Distribution Group, Inc...................      81,400           268,620
 *Industri-Matematik International Corp................     278,200           222,560
 *Inet Technologies, Inc...............................      19,500           191,197
 *Infinium Software, Inc...............................     119,500           912,980
 *Infocrossing, Inc....................................      53,200           306,964
 *InFocus Corp.........................................      41,300           483,829
 *Infogrames, Inc......................................      26,200           123,140
 *#Information Architects Corp.........................      73,920            63,202
 *Information Holdings, Inc............................      19,600           551,740
 *Information Resources, Inc...........................     156,300         1,496,572
 *#InforMax, Inc.......................................     106,100           122,545
 *Inforte Corp.........................................       9,700           113,975
 *infoUSA, Inc.........................................      65,700           440,518
 *Infu-tech, Inc.......................................      14,600                15
 *Ingenuus Corp........................................      40,600             1,259
 Ingles Market, Inc. Class A...........................       6,500            77,057
 *Inhale Therapeutic Systems, Inc......................      50,200           367,715
 *Inkine Pharmaceutical Co., Inc.......................       9,500            10,782
 *Inktomi Corp.........................................      22,800            40,356
 *Innodata Corp........................................      41,496            70,543
 *Innotrac Corp........................................     157,300           839,982
 *Innovative Clinical Solutions, Ltd...................       1,310                98
 *#Innovative Gaming Corp. of America..................      41,050            12,315
 *Innovative Solutions & Support, Inc..................      18,500           145,225
 *Innoveda, Inc........................................     133,000           524,685
 *Innovex, Inc.........................................     130,800           783,492
 *Input/Output, Inc....................................      57,900           521,100

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Insightful Corp......................................      40,100    $      107,468
 *Insignia Financial Group, Inc........................     177,300         1,723,356
 *inSilicon Corp.......................................      40,100           112,079
 *Insite Vision, Inc...................................     254,500           435,195
 *Insituform East, Inc.................................      20,200            18,180
 *Insituform Technologies, Inc. Class A................       3,300            83,506
 *Insmed, Inc..........................................     127,700           224,113
 *Inspire Insurance Solutions, Inc.....................     130,600             5,550
 *Inspire Pharmaceuticals, Inc.........................      97,400           283,921
 *Insteel Industries, Inc..............................      66,244            36,434
 *Insurance Auto Auctions, Inc.........................     106,300         2,051,590
 *Insurance Management Solutions, Inc..................     103,000           324,450
 *InsWeb Corp..........................................      12,966            58,995
 *INT Media Group, Inc.................................      20,700            48,334
 Integra Bank Corp.....................................      25,100           561,738
 *Integra Lifesciences Corp............................     111,800         2,142,088
 *Integra, Inc.........................................      40,000             2,800
 *Integral Systems, Inc................................     119,500         2,758,657
 *Integral Vision, Inc.................................      95,500            41,542
 *IntegraMed America, Inc..............................      19,600           152,390
 *Integrated Electrical Services, Inc..................     165,400           909,700
 *#Integrated Information Systems, Inc.................      28,000             5,180
 *Integrated Silicon Solution, Inc.....................      91,900         1,089,474
 *Integrated Telecom Express, Inc......................       6,300            10,048
 *Integrity, Inc.......................................       6,400            44,832
 *INTELFILM Corp.......................................      49,000            11,025
 *#Intelli-Check, Inc..................................      13,400           121,404
 *Intellidata Technologies Corp........................      97,100           162,642
 *Intelligent Systems Corp.............................      38,100           120,015
 *Intelligroup, Inc....................................     120,400           195,650
 Inter Parfums, Inc....................................     168,600         1,420,455
 *Interactive Intelligence, Inc........................      33,900           112,039
 *InterCept Group, Inc.................................      26,300           666,310
 Interchange Financial Services Corp...................      49,510         1,411,035
 *InterDent, Inc.......................................      16,883             5,487
 *Interdigital Communications Corp.....................      33,400           389,611
 *Interep National Radio Sales, Inc....................      18,000            80,370
 Interface, Inc. Class A...............................      77,400           701,244
 *Interferon Scientific, Inc...........................      13,680             1,573
 *Intergraph Corp......................................       1,300            22,561
 *Interland, Inc.......................................      20,900            64,790
 *Interlink Electronics, Inc...........................      82,000           440,340
 *Interlinq Software Corp..............................      42,800            62,488
 *Interlott Technologies, Inc..........................      40,200           253,260
 *Intermagnetics General Corp..........................     162,915         3,924,622
 Intermet Corp.........................................     244,800         2,603,448
 *Internap Network Services Corp.......................      91,500            38,887
 *International Aircraft Investors.....................      14,700            19,845
 International Aluminum Corp...........................      18,500           370,000
 *International FiberCom, Inc..........................         100                 0
 *International Microcomputer Software, Inc............       4,200             4,557
 *International Multifoods Corp........................      40,400         1,070,196
 *International Remote Imaging Systems, Inc............      35,350           120,897
 *International Shipholding Corp.......................      51,200           291,840
 *International Speciality Products, Inc...............       1,300            10,855
 *International Total Services, Inc....................      46,000             2,070
 *Internet America, Inc................................       1,400               413
 *Internet Commerce and Communications, Inc............     125,100               719
                                                            SHARES             VALUE+
                                                            ------             ------
 *Internet Commerce Corp...............................      13,900    $       42,742
 *Internet Pictures Corp...............................       2,000             3,850
 *Interphase Corp......................................      63,400           265,012
 Interpool, Inc........................................     112,600         2,657,360
 *Interpore International, Inc.........................     244,500         2,372,872
 *#Interspeed, Inc.....................................       1,600                22
 *Interstate National Dealers Services, Inc............      48,300           226,044
 Inter-Tel, Inc........................................      35,100           662,512
 *Intervisual Books, Inc. Class A......................       5,900             4,926
 *#InterVoice-Brite, Inc...............................      47,202           149,630
 *Interwoven, Inc......................................      21,200            78,758
 *Intest Corp..........................................      29,200           209,072
 *Intevac, Inc.........................................     109,700           427,830
 *IntraBiotics Pharmaceuticals, Inc....................      42,400            65,508
 *Intrado, Inc.........................................     109,900         1,926,547
 *Intraware, Inc.......................................       4,500             5,940
 *Introgen Therapeutics, Inc...........................      15,400            56,056
 *Intrusion.com, Inc...................................     107,500           137,062
 *INVESTools, Inc......................................      61,250            24,194
 Investors Title Co....................................      19,800           402,435
 *#Invision Technologies, Inc..........................     109,300         2,449,960
 *Invivo Corp..........................................      51,500           667,698
 *Iomed, Inc...........................................      34,300            39,445
 *Iomega Corp..........................................      30,100           379,260
 *Ion Networks, Inc....................................      45,100            18,717
 *Ionics, Inc..........................................      16,500           400,620
 *Iridex Corp..........................................      56,300           226,045
 Irwin Financial Corp..................................      37,400           744,260
 Isco, Inc.............................................      98,241           918,553
 *I-Sector Corporation.................................      32,000            45,600
 *Isis Pharmaceuticals, Inc............................       5,400            50,868
 *Isle of Capri Casinos, Inc...........................     155,200         3,100,120
 *Isolyser Co., Inc....................................     375,445         1,073,773
 *Ista Pharmaceuticals, Inc............................       2,300             2,162
 *I-Stat Corp..........................................     104,300           485,516
 *ITC Learning Corp....................................      34,500             5,520
 *ITLA Capital Corp....................................      51,800         1,543,640
 *Itron, Inc...........................................     154,100         4,529,770
 *ITXC Corp............................................      39,700           229,069
 *Ivex Packaging Corp..................................     164,900         3,809,190
 *iVillage, Inc........................................       4,960             8,978
 *Ixia.................................................      61,500           481,853
 *IXYS Corp............................................      26,800           218,554
 *J & J Snack Foods Corp...............................      85,500         3,113,055
 *J Net Enterprises, Inc...............................      79,075            59,306
 *J. Alexander's Corp..................................     115,100           362,565
 *J. Jill Group, Inc...................................     112,300         3,651,435
 *j2 Global Communication, Inc.........................      83,438         1,162,291
 Jacksonville Bancorp, Inc.............................      14,500           359,020
 *Jaclyn, Inc..........................................      20,027            38,252
 *Jaco Electronics, Inc................................      63,409           380,140
 *Jacobson Stores, Inc.................................      38,800             3,201
 *Jakks Pacific, Inc...................................      39,800           722,171
 *Jennifer Convertibles, Inc...........................      41,000           106,600
 *JKC Group, Inc.......................................      14,100             7,755
 JLG Industries, Inc...................................      15,200           209,760
 *JLM Industries, Inc..................................      58,400            83,220
 *JMAR Industries, Inc.................................     189,000           418,635
 *JNI Corp.............................................      38,600           178,525
 *Johnson Outdoors, Inc................................      52,800           987,096
 *Jones Lang LaSalle, Inc..............................       5,000           115,500

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Jos. A. Bank Clothiers, Inc..........................      58,700    $    1,184,860
 *Joule, Inc...........................................      41,900            58,870
 *JPM Co...............................................      59,700               448
 *JPS Industries, Inc..................................      24,500            97,265
 *Jupiter Media Metrix, Inc............................      36,300            10,709
 K Swiss, Inc. Class A.................................      72,800         3,358,264
 *K2, Inc..............................................     179,470         1,498,575
 *Kadant, Inc..........................................      42,900           684,255
 Kaman Corp. Class A...................................       8,700           148,031
 *Kana Software, Inc...................................         231             1,163
 Kaneb Services LLC....................................     100,100         2,153,151
 Kankakee Bancorp, Inc.................................       1,500            59,625
 *Kasper A.S.L., Ltd...................................      31,800               954
 *Katy Industries, Inc.................................      76,100           407,135
 *KBK Capital Corp.....................................      18,400            22,080
 *#KCS Energy, Inc.....................................     164,700           441,396
 *Keith Companies, Inc.................................       8,900           139,730
 Keithley Instruments, Inc.............................      22,500           411,975
 *#Kellstrom Industries, Inc...........................     110,400             3,864
 Kellwood Co...........................................      25,200           750,960
 *Kendle International, Inc............................      98,600         1,215,245
 *Kennedy-Wilson, Inc..................................      76,700           417,248
 *Kensey Nash Corp.....................................     133,000         2,462,495
 *Kent Financial Services, Inc.........................      25,356            99,776
 *Kentucky Electric Steel, Inc.........................      19,800            10,593
 Kentucky First Bancorp, Inc...........................       4,500            63,315
 *#Keravision, Inc.....................................     191,200             1,816
 *Kevco, Inc...........................................      67,700               440
 Kewaunee Scientific Corp..............................      19,400           205,155
 *Key Production Co., Inc..............................     108,917         1,973,576
 *Key Technology, Inc..................................      36,000           149,940
 *Key Tronic Corp......................................     115,500           117,810
 *Key3Media Group, Inc.................................      77,600            81,480
 *Keynote Systems, Inc.................................      22,800           182,058
 *Keystone Automotive Industries, Inc..................     147,100         2,925,819
 *#Keystone Consolidated Industries, Inc...............      11,000             9,735
 *kforce.com, Inc......................................      94,631           523,783
 *KFX, Inc.............................................     160,200           448,560
 *Kimmins Corp.........................................      10,833             2,817
 *Kinark Corp..........................................      56,500            73,450
 *Kirby Corp...........................................       3,200            87,360
 *Kit Manufacturing Co.................................       7,800            31,200
 Klamath First Bancorp, Inc............................      67,500         1,095,525
 Knape & Vogt Manufacturing Co.........................      27,688           356,483
 *Knight Transportation, Inc...........................      92,700         1,849,829
 *Koala Corp...........................................     102,300           125,318
 *Kontron Mobile Computing, Inc........................       4,000             2,300
 *Kopin Corp...........................................      15,300           118,728
 *Korn/Ferry International.............................     113,000         1,211,360
 *Kos Pharmaceuticals, Inc.............................      29,800           592,275
 *Kosan Biosciences, Inc...............................      12,800           116,352
 #Koss Corp............................................      84,000         1,480,500
 *#Krauses Furniture, Inc..............................      50,400                91
 *Kroll, Inc...........................................     205,100         4,807,544
 *#K-Tel International, Inc............................      84,500             9,718
 *K-Tron International, Inc............................      61,300           920,726
 *Kushner-Locke Co.....................................      63,600               413
 *KVH Industries, Inc..................................      74,000           552,410
 *L90, Inc.............................................      53,000            63,070
 *La Jolla Pharmceutical Co............................     167,300         1,001,291
 *LaBarge, Inc.........................................     216,750           942,863
                                                            SHARES             VALUE+
                                                            ------             ------
 *LabOne, Inc..........................................      86,550    $    2,015,317
 *Labor Ready, Inc.....................................     185,800         1,649,904
 Laclede Group, Inc....................................       8,700           213,846
 *LaCrosse Footwear, Inc...............................      20,400            59,058
 *Ladish Co., Inc......................................     117,400         1,268,507
 Lakeland Bancorp, Inc.................................       2,700            47,507
 *Lakeland Industries, Inc.............................      19,900           202,483
 *Lakes Gaming, Inc....................................      77,300           580,910
 *Lamson & Sessions Co.................................     145,900           714,910
 Lance, Inc............................................      26,800           408,968
 *Lancer Corp..........................................      94,525           581,329
 *Landair Corp.........................................      47,100           724,634
 Landamerica Financial Group, Inc......................       4,700           152,280
 Landauer, Inc.........................................      87,500         3,408,125
 *Landec Corp..........................................     141,000           596,430
 Landrys Seafood Restaurants, Inc......................     200,100         5,082,540
 *Lantronix, Inc.......................................      15,000            15,225
 *Large Scale Biology Corp.............................      27,000            35,640
 *Larscom, Inc.........................................      77,700            79,643
 *Laser Pacific Media Corp.............................      41,000           111,725
 *Laserscope...........................................      20,400           117,504
 *#LaserSight Corp.....................................      48,200             8,917
 *Lason, Inc...........................................     104,200             1,042
 *Latitude Communications, Inc.........................     126,600           260,796
 Lawson Products, Inc..................................       4,900           152,047
 *Layne Christensen Co.................................     160,400         1,592,772
 *Lazare Kaplan International, Inc.....................      67,400           522,350
 *LBP, Inc.............................................      27,800            20,294
 *LCA-Vision, Inc......................................     191,015           299,894
 *LCC International, Inc. Class A......................      52,300           121,598
 *LeadingSide, Inc.....................................     113,700               398
 *Learn2 Corp..........................................     129,455            11,651
 *Learning Tree International, Inc.....................      27,500           590,838
 *Lechters, Inc........................................     139,800               419
 *Lecroy Corp..........................................      85,600         1,222,368
 *Lectec Corp..........................................      26,037            17,705
 *Leesport Financial Corp..............................         500             9,928
 *Legato Systems, Inc..................................      12,426            77,725
 *LendingTree, Inc.....................................      27,600           389,574
 Lennox International, Inc.............................       3,000            49,800
 Lesco, Inc............................................      93,100         1,077,167
 *#Level 8 Systems, Inc................................     138,400           125,252
 *Lexar Media, Inc.....................................      18,600            55,335
 *Lexent, Inc..........................................      36,900            71,033
 *Lexicon Genetics, Inc................................      71,500           435,078
 Libbey, Inc...........................................       4,700           162,620
 *Liberate Technologies, Inc...........................      40,200           167,634
 Liberty Bancorp, Inc..................................       6,600           172,392
 Liberty Homes, Inc. Class A...........................         200             1,509
 *LIFE Financial Corp..................................      19,920            76,692
 *Lifecell Corp........................................     108,800           248,064
 *Lifecore Biomedical, Inc.............................     122,900         1,379,553
 *Lifeline Systems, Inc................................      37,000           960,150
 *#LifePoint, Inc......................................      46,200           136,290
 Lifetime Hoan Corp....................................      89,052           617,130
 *Lightbridge, Inc.....................................      91,480           942,701
 *Lightning Rod Software, Inc..........................       2,180               970
 *LightPath Technologies, Inc..........................      87,500           106,750
 Lillian Vernon Corp...................................      79,500           643,950
 Lindsay Manufacturer Co...............................      42,500           987,275
 *Lionbridge Technologies, Inc.........................      31,886            75,570
 *Lipid Sciences, Inc..................................      58,300           253,605

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Liqui Box Corp........................................      13,400    $      897,465
 *Liquid Audio, Inc....................................      64,600           166,345
 *Lithia Motors, Inc. Class A..........................      71,600         1,832,960
 *Littlefield, Adams & Co..............................      16,577               124
 *Littlefuse, Inc......................................      25,900           634,680
 *LLEX Oncology, Inc...................................     134,500         2,095,510
 *LLX Resorts, Inc.....................................      15,900           112,890
 *LMI Aerospace, Inc...................................       3,700            19,092
 *Local Financial Corp.................................       2,800            43,554
 *Lodgenet Entertainment Corp..........................      92,900         1,659,194
 *Lodgian, Inc.........................................     205,000            16,400
 *Loews Cineplex Entertainment Corp....................     196,200                 0
 *Logic Devices, Inc...................................      51,400            53,199
 *#Logility, Inc.......................................     135,600           423,072
 *Lojack Corp..........................................     155,400           821,289
 Lone Star Steakhouse & Saloon, Inc....................      25,800           547,992
 *Lone Star Technologies, Inc..........................      25,300           607,200
 Longview Fibre Co.....................................      50,500           505,000
 *LookSmart, Ltd.......................................      14,200            32,092
 *Lowrance Electronics, Inc............................       2,800            12,320
 LSB Bancshares, Inc. NC...............................      35,571           643,124
 LSB Corp..............................................      16,200           225,990
 LSI Industries, Inc...................................     213,304         3,765,882
 *Luby's Cafeterias, Inc...............................     142,350           995,027
 Lufkin Industries, Inc................................      46,100         1,255,073
 *Luminex Corp.........................................      40,200           266,928
 *Lund International Holdings, Inc.....................      15,800            29,230
 *Lydall, Inc..........................................     141,300         2,168,955
 *Lynch Corp...........................................      29,600           436,600
 *Lynch Interactive Corp...............................      59,200         2,101,600
 *Lynx Therapeutics, Inc...............................      35,900            45,593
 *M & F Worldwide Corp.................................     171,400           788,440
 *M.H. Meyerson & Co., Inc.............................      72,600            36,663
 MacDermid, Inc........................................      10,300           210,532
 *Mace Security International, Inc.....................      60,500            66,248
 *Mac-Gray Corp........................................     116,500           448,525
 *Mackie Designs, Inc..................................     112,900           438,617
 *#MacroChem Corp......................................       3,100             6,696
 *Madden (Steven), Ltd.................................     128,000         2,173,440
 *Made2Manage Systems, Inc.............................      41,600           180,960
 Madison Gas & Electric Co.............................       9,800           267,883
 *Magellan Health Services, Inc........................     223,700         1,194,558
 *Magna Entertainment Corp.............................      16,500           128,040
 *Magnetek, Inc........................................     101,500         1,177,400
 *Magnum Hunter Resources, Inc.........................     211,700         1,602,569
 *MAI Systems Corp.....................................      51,907            18,687
 *MAII Holdings, Inc...................................      36,200            71,495
 *Mail-Well, Inc.......................................      64,900           347,215
 *Main Street & Main, Inc..............................      91,825           566,101
 Maine Public Service Co...............................      29,300           892,185
 *Major Automotive Companies, Inc......................       3,950             6,103
 *Mallon Resources Corp................................      80,325            76,710
 *Management Network Group, Inc........................      22,900            64,922
 *Manatron, Inc........................................         115               472
 *Manchester Technologies, Inc.........................      84,000           207,480
 *Mannatech, Inc.......................................       5,200            13,676
 *Manning (Greg) Auctions, Inc.........................      50,600            81,719
 *Manufacturers' Services Ltd..........................      32,000           164,160
 *Mapics, Inc..........................................     195,400         1,425,443
 *Mapinfo Corp.........................................      69,750           724,703
 *Marimba, Inc.........................................      21,600            39,744
 Marine Products Corp..................................      45,780           480,690
                                                            SHARES             VALUE+
                                                            ------             ------
 *MarineMax, Inc.......................................      25,050    $      301,853
 *Marisa Christina, Inc................................      69,200           167,118
 Maritrans, Inc........................................      47,700           720,270
 *MarketWatch.com, Inc.................................      34,200           170,145
 *MarkWest Hydrocarbon, Inc............................      61,100           470,470
 *Marlton Technologies, Inc............................      60,900            28,623
 Marsh Supermarkets, Inc. Class A......................      17,700           277,890
 Marsh Supermarkets, Inc. Class B......................      29,800           430,759
 *Martek Biosciences Corp..............................     104,300         2,534,490
 *Marten Transport, Ltd................................      52,800           908,952
 *#Marvel Enterprises, Inc.............................     137,400           700,740
 Massbank Corp.........................................      31,399         1,019,212
 *Mastec, Inc..........................................      54,800           438,400
 *Matec Corp...........................................      35,700           164,220
 *Material Sciences Corp...............................     134,000         1,648,200
 *Matlack Systems, Inc.................................      81,350               122
 *Matria Healthcare, Inc...............................      90,875         1,974,714
 *Matritech, Inc.......................................     257,800           746,331
 *Matrix Bancorp, Inc..................................      29,500           370,815
 *Matrix Service Co....................................      81,600           772,344
 *MatrixOne, Inc.......................................      82,100           493,421
 *Mattson Technology, Inc..............................     112,260           888,538
 *Maui Land & Pineapple Company, Inc...................      26,500           504,825
 *Maverick Tube Corp...................................      68,500         1,061,750
 *Max & Ermas Restaurants, Inc.........................      20,844           323,603
 *Maxco, Inc...........................................      18,800           108,288
 *Maxcor Financial Group, Inc..........................       3,600            22,662
 *Maxicare Health Plans, Inc...........................      25,160               264
 *Maxim Pharmaceuticals, Inc...........................      30,700           124,182
 *Maxwell Shoe Company, Inc............................     123,750         1,683,000
 *Maxwell Technologies, Inc............................     100,192         1,192,285
 *Maxxam, Inc..........................................      20,500           237,800
 *Maxygen, Inc.........................................      38,400           389,568
 Mayflower Co-Operative Bank Middleboro................         300             4,478
 *Maynard Oil Co.......................................     102,700         1,734,603
 *Mayor's Jewelers, Inc................................     210,400           155,696
 *Mays (J.W.), Inc.....................................       2,700            33,548
 *Mazel Stores, Inc....................................      86,200           437,465
 MB Financial, Inc.....................................      29,900           931,684
 *McClain Industries, Inc..............................      91,066           221,746
 McGrath Rent Corp.....................................      76,200         2,088,642
 *MCK Communications, Inc..............................      53,600            68,072
 *McMoran Exploration Co...............................      64,700           274,328
 *MCSI, Inc............................................      97,700         1,265,704
 *Meade Instruments Corp...............................      83,200           488,384
 *Meadow Valley Corp...................................      22,900            29,198
 Meadowbrook Insurance Group, Inc......................      68,900           265,265
 *#Measurement Specialties, Inc........................      78,500           545,575
 *#Med-Design Corp.....................................      16,000           261,680
 Medford Bancorp, Inc..................................      74,600         1,945,195
 *Media 100, Inc.......................................     115,900           287,432
 *#Media Arts Group, Inc...............................     135,100           559,314
 *#MediaBay, Inc.......................................      65,000           310,050
 *Medialink Worldwide, Inc.............................      49,800           201,441
 *Medical Action Industries, Inc.......................      95,300         1,216,028
 *Medical Resources, Inc...............................      40,175                90
 *Medicore, Inc........................................      45,000            83,475
 *Medstone International, Inc..........................      40,700           217,542
 *MEDTOX Scientific, Inc...............................      19,481           225,980
 *Memberworks, Inc.....................................      20,700           355,523

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *MEMC Electronic Materials, Inc.......................      33,100    $      254,870
 *Mercator Software, Inc...............................      37,900            90,771
 Merchants Bancshares, Inc.............................      47,100         1,312,913
 Merchants Group, Inc..................................      15,700           388,575
 *Mercury Air Group, Inc...............................      67,015           316,646
 Meridian Bioscience, Inc..............................     150,000         1,085,250
 *Meridian Medical Technology, Inc.....................      26,900           949,436
 *Meridian Resource Corp...............................     425,872         1,456,482
 *Merisel, Inc.........................................           5                15
 *MeriStar Hotels & Resorts, Inc.......................     178,550           148,197
 *Merit Medical Systems, Inc...........................     114,921         1,986,988
 *Merix Corp...........................................      65,200         1,127,634
 *Merrimac Industries, Inc.............................      13,565           149,215
 *Mesa Air Group, Inc..................................     364,000         3,658,200
 *Mesa Labs, Inc.......................................      27,900           179,955
 *Mesaba Holdings, Inc.................................      66,700           458,229
 *Mestek, Inc..........................................     115,750         2,364,773
 *Meta Group, Inc......................................     104,600           269,345
 *MetaSolv Software, Inc...............................     161,000           725,305
 *Metatec Corp. Class A................................      61,100            15,581
 Methode Electronics, Inc. Class A.....................      73,100           782,536
 Met-Pro Corp..........................................     148,665         2,212,135
 *Metro One Telecommunications, Inc....................      35,500           613,440
 *Metrocall, Inc.......................................     234,163             4,098
 MetroCorp. Bancshares, Inc............................      23,000           302,795
 *Metrologic Instruments, Inc..........................      55,300           384,059
 MFB Corp..............................................       8,500           207,698
 *MFRI, Inc............................................      31,800            78,705
 *MGI Pharma, Inc......................................     116,300           919,352
 MI Schottenstein Homes, Inc...........................      63,600         4,073,580
 *Michael Anthony Jewelers, Inc........................      64,100           185,890
 *Micro Component Technology, Inc......................     118,032           359,998
 *Micro General Corp...................................      36,800           735,080
 *Micro Linear Corp....................................     109,300           388,015
 MicroFinancial, Inc...................................      32,000           253,120
 *Micromuse, Inc.......................................      13,000            91,325
 *Micros Systems, Inc..................................      24,700           714,695
 *Micros to Mainframes, Inc............................      44,200            55,029
 *Microsemi Corp.......................................      41,350           600,816
 *Micro-Therapeutics, Inc..............................     101,900           491,668
 *#Microtune, Inc......................................      10,000           101,150
 *Microvision, Inc.....................................      19,600           150,234
 *Midas, Inc...........................................      99,400         1,339,912
 *Middleby Corp........................................     103,000           791,040
 Middlesex Water Co....................................      42,000         1,005,270
 Midland Co............................................      44,100         2,112,390
 Mid-State Bancshares..................................      24,100           445,489
 *Midway Airlines Corp.................................      37,400            11,220
 *Midway Games, Inc....................................      63,000           639,450
 Midwest Banc Holdings, Inc............................      12,700           356,426
 *Midwest Express Holdings, Inc........................      64,600         1,163,446
 Midwest Grain Products, Inc...........................      76,800         1,073,280
 MIIX Group, Inc.......................................      23,000            34,500
 *Mikohn Gaming Corp...................................      50,150           257,019
 Milacron, Inc.........................................      47,700           596,250
 *#Milestone Scientific, Inc...........................      14,100            10,152
 *#Millennium Cell, Inc................................      92,400           256,872
 *Miller Industries, Inc...............................      32,700           120,990
 *Millerbuilding Systems Escrow Shares.................      72,800            21,840
 *Miltope Group, Inc...................................      44,000           217,800
 *MIM Corp.............................................     118,800         1,288,386
 Minuteman International, Inc..........................      15,400           154,847
                                                            SHARES             VALUE+
                                                            ------             ------
 *MIPS Technologies, Inc...............................      29,200    $      207,612
 *#Miravant Medical Technologies.......................      38,700            38,507
 *Misonix, Inc.........................................      36,400           245,154
 *Mission Resources Corp...............................     158,900           348,786
 *Mississippi Chemical Corp............................     237,569           337,348
 *Mitcham Industries, Inc..............................      94,300           380,029
 *Mitek Systems, Inc...................................      22,300            35,011
 *Mity-Lite, Inc.......................................      41,150           489,068
 *MKTG Services, Inc...................................       9,816             6,822
 *Mobile Mini, Inc.....................................      55,700         1,054,958
 *Mobius Management Systems, Inc.......................     182,000           526,890
 Mocon, Inc............................................      73,475           740,995
 *Modtech Holdings, Inc................................     106,312         1,166,243
 *Moldflow Corp........................................      10,500           103,268
 *Molecular Devices Corp...............................      17,600           332,992
 *Monarch Casino and Resort, Inc.......................      83,400         1,271,850
 *Monarch Dental Corp..................................      14,966            61,660
 *Mondavi (Robert) Corp. Class A.......................      11,600           417,310
 *Monro Muffler Brake, Inc.............................      55,598         1,220,098
 *Monterey Bay Bancorp, Inc............................      21,975           405,549
 *Monterey Pasta Co....................................     139,100         1,368,049
 *Moog, Inc. Class A...................................      23,850           726,233
 *Moore Handley, Inc...................................       1,500             5,520
 *Moore Medical Corp...................................      26,600           250,971
 *Morgan Group Holding Co..............................      59,200            51,800
 *Morgan's Foods, Inc..................................         600             2,400
 *Morton Industrial Group, Inc. Class A................      22,645            19,248
 *Morton's Restaurant Group, Inc.......................      54,900           760,365
 *Mossimo, Inc.........................................     149,750         1,724,371
 *Mother's Work, Inc...................................      31,000         1,081,590
 *Motor Car Parts & Accessories, Inc...................      24,500            96,775
 Movado Group, Inc.....................................      97,300         2,091,950
 *Movie Gallery, Inc...................................     257,175         4,630,436
 *MRO Software, Inc....................................      19,800           264,924
 *MRV Communications, Inc..............................      65,000            93,275
 *MSC Software Corp....................................     150,300         1,563,120
 *#MTI Technology Corp.................................      53,300            37,843
 *MTR Gaming Group, Inc................................       9,200           148,718
 MTS Systems Corp......................................     189,148         1,960,519
 Mueller (Paul) Co.....................................      26,300           850,805
 *Multex.com, Inc......................................     137,500           447,563
 *Multi Color Corp.....................................      20,400           341,700
 *Multilink Technology Corp............................     187,200           150,696
 *#Multimedia Games, Inc...............................      15,800           469,418
 *M-Wave, Inc..........................................       4,000            18,020
 Myers Industries, Inc.................................      23,300           367,907
 *Myriad Genetics, Inc.................................      12,100           269,709
 *Nabi Biopharmaceuticals..............................     322,686         1,907,074
 *Nanogen, Inc.........................................      28,700            87,679
 *Nanometrics, Inc.....................................      60,700         1,030,383
 *Nanophase Technologies Corp..........................     119,400           675,207
 *Napco Security Systems, Inc..........................      64,000           423,680
 *#Napro Biotherapeutics, Inc..........................     209,500         1,450,788
 Nara Bancorp, Inc.....................................         400             9,350
 Nash Finch Co.........................................      91,400         2,838,427
 *Nashua Corp..........................................      54,600           360,360
 *#Nastech Pharmaceutical Co., Inc.....................      71,300         1,136,166
 *NATCO Group, Inc. Class A............................     192,500         1,582,350
 *Nathans Famous, Inc..................................      52,700           214,489
 *National Beverage Corp...............................     106,900         1,420,701
 *National Dentex Corp.................................      27,400           693,083
 *National Equipment Services, Inc.....................     147,900           488,070

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *National Home Health Care Corp.......................      24,566    $      341,590
 *National Information Consortium, Inc.................     202,100           765,959
 *National Medical Health Card Systems, Inc............       5,700            61,988
 *National Research Corp...............................      52,200           414,990
 *National RV Holdings, Inc............................     105,450         1,155,732
 National Security Group, Inc..........................      12,600           189,630
 National Service Industries, Inc......................      13,700           121,245
 *National Steel Corp. Class B.........................      64,950            10,392
 *National Technical Systems, Inc......................      84,200           184,819
 *National Western Life Insurance Co. Class A..........       2,600           288,652
 *#NationsRent, Inc....................................       4,700               259
 *Natrol, Inc..........................................      99,700           139,082
 *Natural Alternatives International, Inc..............      48,800           142,740
 *#Natural Wonders, Inc................................      67,600                54
 Natures Sunshine Products, Inc........................     161,300         1,776,720
 *Nautica Enterprises, Inc.............................      33,400           434,534
 *Navarre Corp.........................................     159,700           253,923
 *Navidec, Inc.........................................      64,400            23,506
 *Navigant Consulting, Inc.............................     243,400         1,655,120
 *Navigant International, Inc..........................      96,400         1,455,640
 *Navigators Group, Inc................................      28,720           763,234
 NBT Bancorp...........................................     119,341         2,029,394
 *NCI Building Systems, Inc............................      25,600           524,800
 *#Nco Escrow..........................................      42,800                 0
 *NCO Group, Inc.......................................       7,400           186,221
 *NCO Portfolio Management, Inc........................       5,940            42,174
 *Neff Corp. Class A...................................     160,500            90,683
 Nelson (Thomas), Inc..................................     129,700         1,692,585
 *Neoforma, Inc........................................      26,000           371,540
 *Neogen Corp..........................................      42,900           663,234
 *NeoMagic Corp........................................     168,900           494,033
 *NEON Systems, Inc....................................      14,800            74,962
 *Neopharm, Inc........................................      98,620         1,271,705
 *Neorx Corp...........................................     173,200           456,382
 *Neose Technologies, Inc..............................      67,700           715,928
 *Neotherapeutics, Inc.................................      44,000            18,480
 *#Neoware Systems, Inc................................      10,000            96,050
 *Net Perceptions, Inc.................................      13,900            16,194
 *Net.B@nk, Inc........................................     113,537         1,511,745
 *Net2Phone, Inc.......................................      49,100           262,685
 *Netegrity, Inc.......................................      49,300           351,016
 *Netguru, Inc.........................................      46,900           139,997
 *Netmanage, Inc.......................................     384,400           370,946
 *#NetObjects, Inc.....................................       2,000                21
 *Netopia, Inc.........................................      26,300            99,283
 *NetRadio Corp........................................      17,911             1,075
 *NetRatings, Inc......................................      23,800           266,798
 *Netro Corp...........................................      75,400           178,698
 *Netscout System, Inc.................................      31,200           259,116
 *NetSolve, Inc........................................     232,600         1,661,927
 *Network Equipment Technologies, Inc..................     167,500           951,400
 *Network Plus Corp....................................      10,000                40
 *Netzee, Inc..........................................       4,600             1,725
 *Neurobiological Technologies, Inc....................      14,600            45,333
 *Neurocrine Biosciences, Inc..........................       3,100           100,533
 *Neurogen Corp........................................      87,400         1,046,615
 *Nevada Chemicals, Inc................................         400             1,260
 *New American Healthcare Corp.........................       9,800                74
 *New Brunswick Scientific Co., Inc....................      68,728           542,951
                                                            SHARES             VALUE+
                                                            ------             ------
 *New Century Equity Holdings Corp.....................     625,500    $      265,838
 New Century Financial Corp............................     142,500         3,858,900
 New England Business Services, Inc....................      87,500         2,314,375
 *New Focus, Inc.......................................      80,400           247,230
 New Hampshire Thrift BancShares, Inc..................       1,600            30,152
 *New Horizons Worldwide, Inc..........................      77,475           828,983
 *New World Restaurant Group, Inc......................       9,300             2,372
 *Newcor, Inc..........................................      82,426            26,788
 *Newmark Homes Corp...................................       5,700            95,447
 Newmil Bancorp, Inc...................................      44,200           964,665
 *Newpark Resources, Inc...............................      78,400           616,224
 *Newtek Capital, Inc..................................       3,400            16,150
 *NEXIQ Technologies, Inc..............................      51,850            70,775
 *Niagara Corp.........................................      76,300           234,241
 Nitches, Inc..........................................      11,213            69,240
 *NMS Communications Corp..............................      52,100           185,216
 *NMT Medical, Inc.....................................      90,000           605,250
 NN, Inc...............................................     132,600         1,425,450
 *Nobel Learning Communities, Inc......................      49,600           305,784
 *Nobility Homes, Inc..................................      44,000           400,400
 #Noble International, Ltd.............................      33,700           454,950
 *Noel Group, Inc......................................      43,600               600
 Noland Co.............................................         500            13,050
 *Norstan, Inc.........................................      94,700           631,649
 *Nortek, Inc..........................................       8,700           374,187
 *North American Scientific, Inc.......................      74,300           886,399
 North Central Bancshares, Inc.........................      17,500           484,838
 North Pittsburgh Systems, Inc.........................      21,800           326,782
 Northeast Bancorp.....................................      12,600           179,613
 Northeast Pennsylvania Financial Corp.................       3,250            56,388
 *Northern Technologies International Corp.............      26,400           106,656
 *#Northfield Laboratories, Inc........................     129,200           531,658
 *Northland Cranberries, Inc...........................      43,700            41,734
 Northrim BanCorp, Inc.................................      34,939           543,481
 Northwest Bancorp, Inc................................       1,600            23,440
 Northwest Natural Gas Co..............................       6,100           178,425
 *Northwest Pipe Co....................................      48,800           983,320
 #Northwestern Corp....................................      71,100         1,253,493
 *Novadigm, Inc........................................     134,700           950,982
 *#Novamed Eyecare, Inc................................     100,800            82,152
 *Novavax, Inc.........................................     203,150           934,490
 *Noven Pharmaceuticals, Inc...........................      86,300         2,287,813
 Novitron International, Inc...........................       4,712            33,337
 *Novoste Corp.........................................      22,800           150,366
 *NQL, Inc.............................................     157,700               867
 *NS Group, Inc........................................     170,000         1,453,500
 *Nstor Technology.....................................      96,400            20,244
 *#NTELOS, Inc.........................................      15,200            21,356
 *NTN Communications, Inc..............................     140,791           190,068
 *Nu Horizons Electronics Corp.........................     114,650         1,010,640
 *#Nucentrix Broadband Networks, Inc...................     114,500           370,980
 *NuCo2, Inc...........................................      71,300           869,860
 *Nuevo Energy Co......................................      14,100           221,229
 NUI Corp..............................................      21,693           552,738
 *Number Nine Visual Technology Corp...................      50,400               529
 *Numerex Corp. Class A................................     103,300           881,666
 *Numerical Technologies, Inc..........................      42,100           333,432
 NuSkin Enterprises, Inc...............................     145,500         1,818,750

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Nutraceutical International Corp.....................      52,800    $      363,528
 *Nutramax Products, Inc...............................      44,000               594
 *Nutrition 21, Inc....................................      20,500            13,120
 *Nx Networks, Inc.....................................     243,000             1,337
 *#NYFIX, Inc..........................................      39,000           369,330
 Nymagic, Inc..........................................      71,100         1,294,020
 *O.I. Corp............................................      25,900           127,558
 Oak Hill Financial, Inc...............................      12,200           260,287
 *Oak Technology, Inc..................................       3,800            49,191
 *Oakwood Homes Corp...................................      89,120           630,970
 *OAO Technology Solutions, Inc........................     175,400           318,351
 *Obie Media Corp......................................      35,000           109,550
 *Oceaneering International, Inc.......................      10,200           316,302
 OceanFirst Financial Corp.............................      20,350           426,129
 *O'Charleys, Inc......................................     116,775         2,692,248
 *Ocular Sciences, Inc.................................       6,500           183,463
 *Ocwen Financial Corp.................................      36,000           237,600
 *Officemax, Inc.......................................      18,900           133,812
 *Official Payments Corp...............................      61,200           181,458
 *Offshore Logistics, Inc..............................      40,500           853,943
 Oglebay Norton Co.....................................      47,100           594,402
 Ohio Art Co...........................................       3,600            49,320
 Oil-Dri Corp. of America..............................      57,700           522,185
 *Old Dominion Freight Lines, Inc......................      72,400         1,011,790
 *Olympic Steel, Inc...................................      73,100           402,416
 *Omega Protein Corp...................................     175,600           719,960
 *Omega Worldwide, Inc.................................     100,800           214,704
 *Omni Nutraceuticals, Inc.............................     232,100             3,598
 *OmniVision Technologies, Inc.........................      78,600           999,006
 *Omnova Solutions, Inc................................      15,900           136,104
 *Omtool, Ltd..........................................     111,500           123,765
 *On Assignment, Inc...................................      24,600           527,055
 *ON Semiconductor Corp................................     250,200           721,827
 *On Technology Corp...................................     120,400           260,064
 *One Price Clothing Stores, Inc.......................      23,914            58,111
 Oneida, Ltd...........................................      19,200           347,520
 *OneSource Information Services, Inc..................      11,800            81,538
 *Online Resources Corp................................      56,300           179,316
 *Ontrack Data International, Inc......................     127,800         1,922,751
 *Onyx Acceptance Corp.................................      63,600           300,510
 *Onyx Pharmacueticals, Inc............................     118,800           850,014
 *Onyx Software Corp...................................     214,100           780,395
 *Open Plan Systems, Inc...............................       3,200               160
 *OPENT Technologies, Inc..............................      12,600           116,235
 *Opinion Research Corp................................      21,400           130,112
 *Oplink Communications, Inc...........................     183,800           193,909
 *Opta Food Ingredients, Inc...........................      92,700           137,660
 Opti, Inc.............................................     119,400           187,458
 *Optical Sensors, Inc.................................       6,800             4,590
 *OptiCare Health Systems, Inc.........................       1,800               657
 *OpticNet, Inc........................................      35,550                 0
 *Optika Imaging Systems, Inc..........................      87,500           179,813
 *Option Care, Inc.....................................      92,000         1,200,140
 *OraPharma, Inc.......................................      36,200           154,031
 *OraSure Technologies, Inc............................     138,200           926,631
 *Orbit International Corp.............................       9,333            44,705
 *ORBIT/FR, Inc........................................      26,800            19,564
 *Orbital Sciences Corp................................      61,600           474,320
 *Orchid Biosciences, Inc..............................       8,700            12,702
 *Oregon Steel Mills, Inc..............................     199,600         1,117,760
 Oregon Trail Financial Corp...........................      21,500           413,875
                                                            SHARES             VALUE+
                                                            ------             ------
 *Oriole Homes Corp. Class A Convertible...............      63,100    $      195,926
 *Oriole Homes Corp. Class B...........................      22,500            63,000
 *Orleans Homebuilders, Inc............................      93,800           830,130
 *Orphan Medical, Inc..................................      84,635           966,109
 *Orthologic Corp......................................     304,100         1,488,570
 *#Osage Systems Group, Inc............................       1,500                 4
 Oshkosh B'Gosh, Inc. Class A..........................      16,100           613,249
 *OSI Systems, Inc.....................................     104,100         2,153,829
 *Osmonics, Inc........................................     129,100         2,065,600
 *Osteotech, Inc.......................................     161,025         1,329,261
 *Ostex International, Inc.............................      23,400            49,023
 *Outlook Group Corp...................................      36,800           191,912
 *Outsource International, Inc.........................      52,000               286
 *Overland Data, Inc...................................     107,900         1,391,371
 *Owosso Corp..........................................      55,500            28,028
 Oxford Industries, Inc................................      64,200         1,764,216
 *Oxigene, Inc.........................................     123,700           251,730
 *Oxis International, Inc..............................       8,600             2,279
 *OYO Geospace Corp....................................      19,000           234,650
 *P&F Industries, Inc. Class A.........................         600             4,356
 *Pacific Aerospace and Electronics, Inc...............      57,100             3,483
 Pacific Crest Capital, Inc............................       3,300            93,555
 *#Pacific Gateway Exchange, Inc.......................      94,300               424
 *Pacific Mercantile Bancorp...........................       7,700            58,905
 Pacific Northwest Bancorp.............................       9,700           279,942
 *Packaged Ice, Inc....................................     140,300           192,913
 *Packeteer, Inc.......................................     114,100           766,182
 *Pac-West Telecomm, Inc...............................     198,800            98,406
 *Pain Therapeutics, Inc...............................      13,100           112,136
 *Palatin Technologies, Inc............................       1,937             5,230
 *#Paligent, Inc.......................................       3,063                69
 *Palm Harbor Homes, Inc...............................      14,100           318,026
 *PAM Transportation Services, Inc.....................      48,550         1,206,225
 Pamrapo Bancorp, Inc..................................      36,400           579,488
 *Panavision, Inc......................................      13,000            41,990
 *Panera Bread Co......................................      59,600         3,704,736
 *Pantry, Inc..........................................       9,400            38,070
 *Papa John's International, Inc.......................      15,900           539,408
 *Par Technology Corp..................................      79,500           430,890
 *Paradyne Networks Corp...............................      54,725           182,508
 *Paragon Technologies, Inc............................      39,625           324,925
 *Parallel Petroleum Corp..............................     156,300           441,548
 *Paravant, Inc........................................      97,200           352,350
 *Parexel International Corp...........................      36,200           491,958
 Park Bancorp, Inc.....................................         800            16,340
 Park Electrochemical Corp.............................      18,400           545,560
 *Parker Drilling Co...................................     105,000           449,400
 *#Parkervision, Inc...................................      13,000           298,935
 *Park-Ohio Holdings Corp..............................     127,225           715,005
 Parkvale Financial Corp...............................      50,495         1,458,548
 *Parlex Corp..........................................      59,700           763,563
 *Parlux Fragrances, Inc...............................     107,900           277,303
 *Patient Infosystems, Inc.............................       4,900               711
 Patina Oil & Gas Corp.................................     106,689         3,807,730
 Patrick Industries, Inc...............................      44,200           400,010
 Patriot Bank Corp.....................................      60,800           858,496
 *Patriot Transportation Holding, Inc..................      31,700           927,225
 *Paula Financial, Inc.................................      49,300            39,440
 *Paul-Son Gaming Corp.................................      31,800            81,885
 *Paxson Communications Corp...........................      45,600           419,520

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Payless Cashways, Inc................................       2,136    $            2
 *PC Connection, Inc...................................     118,600         1,158,129
 *PC Mall, Inc.........................................      94,300           394,174
 *PCD, Inc.............................................      53,300            61,295
 *PC-Tel, Inc..........................................      98,700           714,588
 *PDF Solutions, Inc...................................      25,900           263,274
 *PDI, Inc.............................................      15,000           293,700
 *PEC Solutions, Inc...................................      14,500           385,845
 *Pediatric Services of America, Inc...................      51,200           426,752
 *Pediatrix Medical Group, Inc.........................         600            22,830
 *Peerless Manufacturing Co............................      18,500           361,583
 *Peerless Systems Corp................................     101,700           184,586
 *Pegasus Communications Corp. Class A.................     160,200           227,484
 *Pegasus Solutions, Inc...............................      35,900           528,269
 *Pegasystems, Inc.....................................     112,400         1,268,996
 *Pemco Aviation Group, Inc............................         250             6,444
 *#Pemstar, Inc........................................      53,100            82,571
 Penford Corp..........................................      56,400         1,088,238
 Penn Engineering & Manufacturing Corp. Class A........      67,200         1,196,160
 Penn Engineering & Manufacturing Corp. Non-Voting.....     180,000         3,222,000
 *Penn National Gaming, Inc............................     102,800         3,691,034
 *Penn Traffic Co......................................       1,922            20,306
 *Penn Treaty American Corp............................      68,200           300,080
 Penn Virginia Corp....................................      58,400         2,072,616
 Penn-America Group, Inc...............................     102,900           977,550
 Pennfed Financial Services, Inc.......................      60,100         1,596,857
 *Pentacon, Inc........................................     117,600            22,932
 Penton Media, Inc.....................................      44,700           184,164
 *Penwest Pharmaceuticals Co...........................     128,900         2,380,783
 Peoples Bancorp, Inc..................................         400             7,560
 Peoples Bancorp, Inc..................................       2,000            54,870
 *Perceptron, Inc......................................      78,050           141,661
 *Performance Technologies, Inc........................     138,975         1,179,203
 *Pericom Semiconductor Corp...........................      36,700           506,827
 *Perini Corp..........................................      55,200           218,040
 *Perry Ellis International, Inc.......................      64,100         1,074,637
 *Per-Se Technologies, Inc.............................      40,600           438,683
 *Personnel Group of America, Inc......................     172,400           189,640
 *Pervasive Software, Inc..............................     117,200           460,010
 *Petrocorp, Inc.......................................      37,100           354,305
 *Petroleum Development Corp...........................     159,300         1,021,113
 PFF Bancorp, Inc......................................      26,000           875,940
 *#Pfsweb, Inc.........................................       6,068             2,822
 *Pharmaceutical Resources, Inc........................       4,000            99,240
 *Pharmacopeia, Inc....................................      32,200           359,191
 *Pharmacyclics, Inc...................................      22,600           106,559
 *Pharmanetics, Inc....................................      84,400           595,442
 *Pharmchem Laboratories, Inc..........................      47,600            29,750
 *Phar-Mor, Inc........................................     101,200             1,012
 *Pharmos Corp.........................................      88,000            96,360
 Phillips-Van Heusen Corp..............................     132,400         2,078,680
 *Phoenix Gold International, Inc......................      13,500            37,193
 *Phoenix Technologies, Ltd............................      33,230           427,836
 *Photo Control Corp...................................       1,000             1,995
 *Photoelectron Corp...................................      49,200           140,220
 *#PhotoMedex, Inc.....................................      47,600            81,872
 *Photon Dynamics, Inc.................................      11,200           452,088
 *PhotoWorks, Inc......................................     177,375            48,335
 *Physiometrix, Inc....................................      32,700            36,624
                                                            SHARES             VALUE+
                                                            ------             ------
 *Piccadilly Cafeterias, Inc...........................      94,000    $      333,700
 *Pico Holdings, Inc...................................      83,771         1,263,686
 *Pierre Foods, Inc....................................      54,800           128,780
 Pilgrims Pride Corp. Class B..........................      17,300           251,196
 *Pilot Network Services, Inc..........................      71,700               161
 Pinnacle Bancshares, Inc..............................         700             7,770
 *Pinnacle Systems, Inc................................      72,000           788,040
 Pioneer Standard Electronics, Inc.....................      46,000           524,400
 *Pixelworks, Inc......................................      40,400           349,056
 *Pizza Inn, Inc.......................................      39,700            55,382
 *Planar Systems, Inc..................................      93,400         2,137,459
 *PlanetCAD, Inc.......................................      81,250            26,000
 *PlanVista Corp.......................................     123,000           490,770
 *Plato Learning, Inc..................................     101,033         1,223,510
 *#Play By Play Toys and Novelties, Inc................      57,300               315
 *Playboy Enterprises, Inc. Class B....................      22,000           324,060
 *Playtex Products, Inc................................       7,500           101,925
 *Pliant Systems, Inc..................................      86,600               217
 *#Plug Power, Inc.....................................      36,300           316,718
 *PLX Technology, Inc..................................      27,500           193,875
 *Plymouth Rubber, Inc. Class A........................         900             1,485
 *Plymouth Rubber, Inc. Class B........................           5                 7
 PMA Capital Corp. Class A.............................       4,600            88,619
 PMR Corp..............................................      61,200           113,832
 Pocahontas Bancorp, Inc...............................      52,000           515,320
 *#Point Therapeutics, Inc.............................       5,640             8,206
 *Point West Capital Corp..............................      25,400               572
 *Point.360............................................      86,800           230,020
 *#PolyMedica Corp.....................................      18,650           672,426
 *Polymer Group, Inc...................................      31,300             2,504
 *Pomeroy Computer Resource, Inc.......................     105,149         1,571,452
 Pope & Talbot, Inc....................................      95,200         1,542,240
 *Porta Systems Corp...................................      57,890             4,052
 *Possis Medical, Inc..................................     161,300         2,182,389
 *Powell Industries, Inc...............................      53,300         1,130,227
 *Power Intergrations, Inc.............................      31,000           700,135
 *PowerCerv Corp.......................................      12,633             8,022
 *Pozen, Inc...........................................       6,700            34,874
 *PPT Vision, Inc......................................      47,000            43,945
 *PracticeWorks, Inc...................................      81,650         1,362,739
 *PRAECIS Pharmaceuticals, Inc.........................      38,100           129,159
 *Premier Financial Bancorp............................       6,600            60,555
 *#Premier Laser Systems, Inc. Class A.................      47,300               118
 *#Pre-Paid Legal Services, Inc........................      29,200           706,640
 *Presstek, Inc........................................      49,500           325,958
 *#Preview Systems, Inc................................       4,800               192
 *Previo, Inc..........................................      17,250            30,791
 *#PRG-Schultz International, Inc......................      45,500           636,318
 *Price Legacy Corp....................................     105,271           421,084
 *Pricesmart, Inc......................................       5,400           216,675
 *Prima Energy Corp....................................      75,350         1,771,855
 *Prime Hospitality Corp...............................      44,900           567,536
 *Prime Medical Services, Inc..........................     165,700         1,502,071
 *Primix Solutions, Inc................................      49,200             1,427
 *Primus Knowledge Solutions, Inc......................      45,400            51,529
 *Princeton Review, Inc................................      21,100           168,695
 *Princeton Video Image, Inc...........................      80,300           105,193
 *Printronix, Inc......................................      67,250           812,380
 *Printware, Inc.......................................       7,800            34,125
 *Private Business, Inc................................       8,305            30,936
 *Proassurance Corp....................................       6,800           122,468
 *ProBusiness Services, Inc............................      28,100           484,866

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *#Procom Technology, Inc..............................      64,600    $       78,812
 *Progenics Pharmaceuticals, Inc.......................      68,600           886,312
 *Programmers Paradise, Inc............................      48,500           118,825
 *Progress Financial Corp..............................      55,346           556,504
 *Progress Software Corp...............................      34,000           470,050
 *Prophet 21, Inc......................................      16,200           225,585
 *ProsoftTraining.com..................................      51,200            22,528
 *Protection One, Inc..................................     110,700           354,240
 *Proton Energy Systems, Inc...........................      94,000           429,110
 *Provant, Inc.........................................      40,900            15,951
 *Provell, Inc.........................................      57,200             1,716
 Provena Foods, Inc....................................         200               305
 Providence & Worcester Railroad Co....................      11,000            97,900
 Provident Bancorp, Inc................................      12,800           365,696
 Provident Bankshares Corp.............................       4,444           116,188
 *Provident Financial Holdings, Inc....................      32,400         1,038,420
 *Proxim Corp..........................................     208,611           667,555
 *#ProxyMed, Inc.......................................       8,766           183,560
 *PSC, Inc.............................................     117,700            64,147
 *PSS World Medical, Inc...............................      14,600           120,523
 Psychemedics Corp.....................................     196,159           586,515
 *PTEK Holdings, Inc...................................     264,746         1,315,788
 Pulaski Financial Corp................................      15,200           299,516
 *Puma Technology, Inc.................................       9,100             6,325
 *Pure World, Inc......................................      67,130            42,963
 *PW Eagle, Inc........................................      21,900           153,191
 *#PYR Energy Corp.....................................       1,900             3,230
 #Pyramid Breweries, Inc...............................      36,800            86,664
 *Qad, Inc.............................................     173,100           508,049
 *QEP Co., Inc.........................................      15,000            64,575
 *QRS Corp.............................................      31,300           302,828
 *QuadraMed Corp.......................................     185,337         1,122,216
 Quaker Chemical Corp..................................      71,700         1,606,080
 *Quaker City Bancorp, Inc.............................      27,956         1,006,276
 *Quaker Fabric Corp...................................     147,950         1,930,008
 *Quality Dining, Inc..................................      98,900           372,359
 *Quality Systems, Inc.................................      49,600           802,280
 Quanex Corp...........................................      17,500           631,750
 *Quentra Network Systems, Inc.........................     166,898               175
 *Questcor Pharmaceuticals, Inc........................     129,800           216,766
 *Questron Technology, Inc.............................      14,300               215
 *Quicklogic Corp......................................     159,400           721,285
 *Quicksilver Resources, Inc...........................       2,500            60,000
 *Quidel Corp..........................................     256,200         1,692,201
 *Quigley Corp.........................................      55,500           389,333
 *Quiksilver, Inc......................................      32,500           749,125
 *Quipp, Inc...........................................      14,300           198,770
 Quixote Corp..........................................      68,200         1,207,822
 *Quokka Sports, Inc...................................         480                36
 *Quovadx, Inc.........................................     113,100           790,004
 *R & B, Inc...........................................      69,300           667,359
 *Racing Champions ERTL Corp...........................      91,100         1,807,880
 *Radiance Medical Systems, Inc........................     127,088           167,121
 *Radiant Systems, Inc.................................      33,050           431,964
 *Radiologix, Inc......................................     176,100         2,349,174
 *RadiSys Corp.........................................      19,700           257,085
 *Radyne ComStream, Inc................................      71,000           313,110
 *Rag Shops, Inc.......................................      34,650           208,073
 *Railamerica, Inc.....................................     184,866         1,930,001
 *RailWorks Corp.......................................         100                 5
 *Rainbow Rentals, Inc.................................      48,300           416,829
 *Rainbow Technologies, Inc............................     145,400           854,225
                                                            SHARES             VALUE+
                                                            ------             ------
 *Ramsay Youth Services, Inc...........................      32,522    $      152,528
 *Ramtron International Corp...........................     185,100           589,544
 *Range Resources Corp.................................     377,500         1,996,975
 *Rare Hospitality International, Inc..................     123,336         3,470,675
 Raven Industries, Inc.................................     110,475         2,965,701
 *Rawlings Sporting Goods, Inc.........................      84,998           441,990
 *Rayovac Corp.........................................      35,200           642,400
 *Raytech Corp.........................................      40,995           176,279
 *RCM Technologies, Inc................................      91,800           474,606
 *#RCN Corp............................................       4,300             7,396
 *RDO Equipment Co. Class A............................      46,400           238,960
 *Reading International, Inc. Class A..................     142,163           526,003
 *Reading International, Inc. Class B..................      10,140            39,039
 *Read-Rite Corp.......................................     224,800           533,900
 *Recoton Corp.........................................     109,000           290,485
 *Red Hat, Inc.........................................       6,500            30,940
 *#Redhook Ale Brewery, Inc............................      63,100           153,964
 Redwood Empire Bancorp................................      40,500         1,225,935
 *Reeds Jewelers, Inc..................................      23,990            26,389
 *Refac................................................      42,597           136,310
 Regal Beloit Corp.....................................      13,300           335,160
 *Regeneration Technologies, Inc.......................      18,300            99,369
 *Regent Communications, Inc...........................     559,200         4,358,964
 *Register.Com, Inc....................................      62,500           496,875
 *Rehabcare Group, Inc.................................      78,700         2,097,355
 *Rehabilicare, Inc....................................     100,400           538,646
 *Reliability, Inc.....................................     114,400           303,160
 *Reliv International, Inc.............................      68,260           185,667
 *Relm Wireless Corp...................................      47,941            41,709
 *Remec, Inc...........................................      61,500           454,178
 *RemedyTemp, Inc......................................      66,800         1,158,312
 *Remington Oil & Gas Corp.............................     198,160         3,859,166
 *Rentrak Corp.........................................     107,200           629,800
 *Rent-Way, Inc........................................     106,900         1,261,420
 *Repligen Corp........................................     250,400           757,460
 *#Reptron Electronics, Inc............................      69,800           205,910
 Republic Bancorp, Inc. Class A........................      35,600           407,976
 *Republic Bankshares, Inc.............................     110,540         2,210,247
 *Republic First Bancorp, Inc..........................      45,468           298,497
 *Res-Care, Inc........................................      44,600           363,267
 *Resonate, Inc........................................     119,000           274,890
 *ResortQuest International, Inc.......................     167,700         1,073,280
 Resource America, Inc.................................     172,380         1,981,508
 *Resources Connection, Inc............................      27,500           702,488
 *Respironics, Inc.....................................      13,046           452,240
 *Restoration Hardware, Inc............................     103,500           832,658
 *#Revlon, Inc.........................................      92,900           490,512
 *Rex Stores Corp......................................     142,875         2,316,004
 *Rexhall Industries, Inc..............................      18,200           149,149
 *RF Monolithics, Inc..................................      86,600           378,875
 *Ribozyme Pharmaceuticals, Inc........................     159,500           158,703
 Richardson Electronics, Ltd...........................     100,100         1,118,117
 *Rigel Pharmaceuticals, Inc...........................     177,500           703,788
 Riggs National Corp...................................      26,000           390,390
 *Right Management Consultants, Inc....................     105,862         2,920,733
 *Rimage Corp..........................................      95,125           796,196
 *Rita Medical Systems, Inc............................     116,000         1,153,620
 *Riverside Group, Inc.................................       1,300               111
 Riverview Bancorp, Inc................................      34,400           493,640
 *Riviera Holdings Corp................................      22,100           134,258
 *Riviera Tool Co......................................       7,000            12,040
 *RMH Teleservices, Inc................................      87,000         1,027,035

                                      169
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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Roadhouse Grill, Inc.................................      65,800    $       16,450
 Roadway Corp..........................................      15,500           496,388
 Roanoke Electric Steel Corp...........................      96,400         1,324,054
 Robbins & Myers, Inc..................................         600            14,466
 *Robocom Systems, Inc.................................       1,100               182
 *Robotic Vision Systems, Inc..........................     213,845           281,206
 *Rochester Medical Corp...............................      48,500           300,700
 *Rock of Ages Co......................................      32,900           228,326
 *Rockford Corp........................................       1,100            10,071
 *Rocky Mountain Chocolate Factory, Inc................      33,333           371,663
 *Rocky Shoes & Boots, Inc.............................      34,200           223,497
 *Rofin-Sinar Technologies, Inc........................     120,100         1,239,432
 *Rogers Corp..........................................      42,700         1,308,755
 *Rogue Wave Software, Inc.............................     108,900           344,669
 *Rohn Industries, Inc.................................     425,300           167,994
 Rollins, Inc..........................................       2,900            60,610
 *Ross Systems, Inc....................................       3,700            30,433
 Rouge Industries, Inc. Class A........................     131,300           236,340
 Rowe Furniture Corp...................................     121,468           394,771
 *Royal Appliance Manufacturing Co.....................     204,000         1,356,600
 Royal Bancshares of Pennsylvania Class A..............      15,005           306,852
 *Royal Energy, Inc....................................      27,243           172,588
 Royal Gold, Inc.......................................     163,200         2,412,096
 *Royal Precision, Inc.................................       8,700             2,262
 RPC, Inc..............................................      76,300         1,068,200
 *RSA Security, Inc....................................      48,700           279,782
 *RTI International Metals, Inc........................      90,600         1,028,310
 *RTW, Inc.............................................      86,900            93,852
 *Rubio's Restaurants, Inc.............................      39,000           314,925
 *Rudolph Technologies, Inc............................      22,600           524,659
 *Rural Cellular Corp. Class A.........................      15,100            42,582
 *Rural/Metro Corp.....................................     110,300           493,041
 *Rush Enterprises, Inc................................      54,500           572,523
 Russ Berrie & Co., Inc................................      53,100         1,814,427
 Russell Corp..........................................      44,800           827,904
 *RWD Technologies, Inc................................     102,000           293,250
 *Ryans Family Steak Houses, Inc.......................       4,800            83,904
 Ryerson Tull, Inc.....................................      29,700           322,245
 *S&K Famous Brands, Inc...............................      41,400           549,999
 *S1 Corp..............................................      14,400           108,576
 *Saba Software, Inc...................................      99,700           248,253
 *Safeguard Scientifics, Inc...........................      91,600           180,452
 *SafeNet, Inc.........................................      51,100           684,229
 *Safety Components International, Inc.................       1,180             7,995
 *Saga Communications, Inc. Class A....................      23,313           621,291
 *SAGA Systems, Inc. Escrow Shares.....................     110,000                 0
 *#Salton, Inc.........................................      15,200           217,664
 *Samsonite Corp.......................................      53,000            53,530
 *San Filippo (John B.) & Son, Inc.....................      62,400           437,424
 *Sanchez Computer Associates, Inc.....................       9,700            56,648
 Sanders Morris Harris Group, Inc......................       4,950            29,824
 Sanderson Farms, Inc..................................     126,100         3,279,231
 Sandy Spring Bancorp, Inc.............................       4,100           144,812
 *Sangamo BioSciences, Inc.............................      14,200            88,679
 *Sangstat Medical Corp................................      15,800           347,363
 *Sapient Corp.........................................       8,900            13,083
 *Satcon Technology Corp...............................      74,700           134,834
 *Saucony, Inc. Class A................................      55,400           384,476
 *Saucony, Inc. Class B................................      58,200           406,236
 *SBA Communications Corp..............................     126,600           186,735
                                                            SHARES             VALUE+
                                                            ------             ------
 *SBE, Inc.............................................      34,600    $       70,065
 *SBS Technologies, Inc................................      83,600         1,106,028
 *ScanSoft, Inc........................................     270,807         2,361,437
 *ScanSource, Inc......................................      35,300         2,339,508
 Schawk, Inc. Class A..................................     168,300         1,627,461
 *Scheid Vineyards, Inc................................      14,500            51,693
 *Scherer Healthcare, Inc..............................         200               747
 *#Schick Technologies, Inc............................      47,200           141,600
 *Schieb (Earl), Inc...................................      71,600           200,480
 *Schlotzskys, Inc.....................................      65,100           308,249
 *Schmitt Industries, Inc..............................      53,400            25,899
 Schnitzer Steel Industries, Inc. Class A..............      56,900         1,139,707
 *#Schuff Steel Co.....................................      53,200           139,384
 Schulman (A.), Inc....................................      36,100           716,044
 Schweitzer-Maudoit International, Inc.................      68,000         1,931,880
 *#Sciclone Pharmaceuticals, Inc.......................     141,500           510,108
 *Scientific Games Corp................................     356,100         3,026,850
 *Scientific Learning Corp.............................       1,900             2,917
 Scientific Technologies, Inc..........................      38,400           149,760
 *SCM Microsystems, Inc................................      11,500           126,443
 Scope Industries, Inc.................................      16,650         1,098,900
 SCPIE Holdings, Inc...................................      12,000           106,560
 *Seachange International, Inc.........................      78,800           630,006
 Seacoast Banking Corp. Class A........................      22,100         1,135,167
 Seacoast Financial Services Corp......................      78,329         1,826,241
 *Secom General Corp...................................       1,000             1,885
 Second Bancorp, Inc...................................      23,200           593,456
 *Secure Computing Corp................................     122,600         1,329,597
 *Security Associates International, Inc...............       9,700            11,155
 *SED International Holdings, Inc......................      37,150            59,440
 *Sedona Worldwide, Inc................................      11,563               613
 *SeeBeyond Technology Corp............................      23,300            73,512
 *SEEC, Inc............................................      57,900            89,456
 *Segue Software, Inc..................................     102,900           241,815
 *Seitel, Inc..........................................     128,800           329,728
 Selas Corp. of America................................      46,800           112,320
 *#Select Comfort Corp.................................      95,800           610,725
 *Selectica, Inc.......................................      42,600           153,147
 Selective Insurance Group, Inc........................       4,500           121,725
 SEMCO Energy, Inc.....................................      65,020           507,156
 *Semitool, Inc........................................     168,100         2,253,381
 *SEMX Corp............................................      56,100            68,442
 *Seneca Foods Corp. Class A...........................         200             2,944
 *Seneca Foods Corp. Class B...........................       6,800           102,510
 *Sequenom, Inc........................................      50,600           247,687
 *SeraCare Life Sciences, Inc..........................      21,120           137,386
 *Serena Software, Inc.................................       9,100           128,811
 *Serologicals Corp....................................      55,625         1,031,009
 *ServiceWare Technologies, Inc........................      25,300            11,006
 *Servotronics, Inc....................................      24,804           111,122
 *SFBC International, Inc..............................       9,600           169,968
 *Shared Technologies Cellular, Inc....................      24,600               209
 *Sharper Image Corp...................................      93,000         1,760,955
 *Sheffield Medical Technologies, Inc..................     249,800           397,182
 *Sheldahl, Inc........................................     107,800             2,156
 *Shells Seafood Restaurants, Inc......................      25,500            13,898
 *Shiloh Industries, Inc...............................     121,400           289,539
 *Shoe Carnival, Inc...................................     133,100         2,528,235
 *Shoe Pavilion, Inc...................................       5,700             9,519
 *Sholodge, Inc........................................      52,300           292,357
 *#Shop At Home, Inc...................................     145,500           440,865

                                      170
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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Shopko Stores, Inc...................................      18,400    $      378,488
 *Shuffle Master, Inc..................................     150,950         2,584,264
 *Siebert Financial Corp...............................      42,300           165,393
 *Sierra Health Services, Inc..........................     284,900         5,341,875
 *Sifco Industries, Inc................................      45,775           251,763
 *Sight Resource Corp..................................      27,500            11,000
 *Sigma Designs, Inc...................................     173,500           522,235
 *Sigmatron International, Inc.........................      18,200            75,621
 *Signal Technology Corp...............................      87,200           755,152
 *SignalSoft Corp......................................      82,000           181,630
 *Signature Eyewear, Inc...............................      23,300             4,078
 *Silgan Holdings, Inc.................................      16,600           624,575
 *Silicon Graphics, Inc................................      29,500            85,845
 *Silicon Image, Inc...................................      89,700           749,444
 *Silver Stream Software, Inc..........................      73,900           366,175
 Simmons First National Corp. Class A..................      32,650         1,132,792
 *Simon Transportation Services, Inc...................      38,100             1,143
 *Simon Worldwide, Inc.................................     172,800            22,464
 *SimpleTech, Inc......................................      70,000           383,250
 *Simula, Inc..........................................     117,500           596,900
 *Sipex Corp...........................................      73,700           699,782
 *Sirenza Microdevices, Inc............................      30,900           123,755
 *#Sirius Satellite Radio, Inc.........................       4,200            16,737
 *Sitel Corp...........................................     165,600           430,560
 *SkillSoft Corp.......................................      24,300           444,326
 Skyline Corp..........................................      34,800         1,204,080
 *SL Industries, Inc...................................      92,685           685,869
 SLI, Inc..............................................       7,200             4,104
 *SM&A.................................................      47,100           168,854
 *Smart & Final Food, Inc..............................      10,800           100,548
 *SmartDisk Corp.......................................      79,000            46,215
 Smith (A.O.) Corp.....................................      12,100           360,580
 *#Smith Micro Software, Inc...........................     134,200           117,425
 *Smithway Motor Express Corp. Class A.................      35,000            58,800
 *Socrates Technolgies Corp............................      42,700               141
 *Softnet Systems, Inc.................................      43,900            84,947
 *Software Spectrum, Inc...............................      34,100         1,250,277
 *Sola International, Inc..............................     193,200         2,314,536
 *Somera Communications, Inc...........................      49,100           301,720
 Sonesta International Hotels Corp. Class A............         400             2,474
 *#Sonic Foundry, Inc..................................     289,800           420,210
 *Sonic Innovations, Inc...............................       5,200            36,010
 *Sonic Solutions......................................     108,950           884,129
 *#SONICblue, Inc......................................     306,484           435,207
 *SonicWALL, Inc.......................................      20,600           126,175
 *#Sonus Networks, Inc.................................       5,800            11,919
 *Sonus Pharmaceuticals, Inc...........................     101,800           357,827
 *#Sorrento Networks Corp..............................      15,700            23,707
 *SOS Staffing Services, Inc...........................     111,200            99,524
 *SoundView Technology Group, Inc......................      26,900            55,414
 *Source Information Management, Inc...................      92,000           433,320
 *#Source Media, Inc...................................     154,600             1,469
 *Sourcecorp, Inc......................................      47,200         1,406,088
 South Jersey Industries, Inc..........................       1,400            49,168
 *Southern Energy Homes, Inc...........................     124,125           273,075
 *Southwall Technologies, Inc..........................      79,100           628,845
 Southwest Bancorp, Inc................................      36,150           901,039
 Southwest Water Co....................................      78,099         1,443,660
 *Southwestern Energy Co...............................     115,700         1,624,428
 Sovereign Bancorp, Inc................................      27,652           428,053
                                                            SHARES             VALUE+
                                                            ------             ------
 *#Spacehab, Inc.......................................      99,000    $      121,275
 *Spacelabs Medical, Inc...............................      92,700         1,315,413
 Span-American Medical System, Inc.....................      37,500           279,000
 *Spanish Broadcasting System, Inc.....................     144,400         2,089,468
 Spartan Motors, Inc...................................     112,300         1,476,745
 *Spartan Stores, Inc..................................      55,700           310,528
 Spartech Corp.........................................       5,500           139,150
 *Sparton Corp.........................................      73,300           648,705
 *Specialty Laboratories, Inc..........................      39,500           284,005
 *SpectraLink Corp.....................................     175,600         1,820,094
 *Spectranetics Corp...................................     231,902           587,872
 *Spectrian Corp.......................................     102,500         1,330,450
 *Spectrum Control, Inc................................     120,600           826,713
 *SpectRx, Inc.........................................      58,600           276,006
 *SpeechWorks International, Inc.......................     168,800           681,108
 *SpeedFam-IPEC, Inc...................................     138,000           603,750
 *Speizman Industries, Inc.............................      26,400            17,160
 *Spherion Corp........................................      77,600           855,928
 *#Spherix, Inc........................................     105,100           602,223
 *Sphinx International, Inc............................      75,950            53,165
 Spiegel, Inc. Class A Non-Voting......................      10,000            15,250
 *Spinnaker Industries, Inc............................      32,000                 3
 *Spire Corp...........................................     106,342           412,075
 *Sport Chalet, Inc....................................      56,500           521,495
 *Sport Supply Group, Inc..............................      63,100            70,041
 *Sport-Haley, Inc.....................................      32,100           139,475
 *Sports Authority, Inc................................     293,500         3,777,345
 *Sports Club Co., Inc.................................     142,200           359,055
 *SportsLine.Com, Inc..................................      43,500            55,463
 *Sportsman's Guide, Inc...............................      43,300           345,967
 *SPS Technologies, Inc................................      11,300           413,693
 *SPSS, Inc............................................      74,065         1,185,410
 *SRI/Surgical Express, Inc............................      34,000           480,760
 *SRS Labs, Inc........................................     126,900           314,078
 *SS&C Technologies, Inc...............................      57,500           708,400
 *#SSE Telecom, Inc....................................      57,400               459
 *SSP Solutions, Inc...................................       1,400             1,652
 St. Francis Capital Corp..............................      89,700         2,123,648
 St. Mary Land & Exploration Co........................      78,300         1,827,914
 *Staar Surgical Co....................................     134,775           664,441
 Staff Leasing, Inc....................................     214,500           841,913
 *Stamps.com, Inc......................................      20,100            91,757
 *#Standard Automotive Corp............................      22,100                22
 Standard Commercial Corp..............................     104,808         1,980,871
 *Standard Management Corp.............................      69,015           551,430
 *Standard Microsystems Corp...........................     118,800         2,708,046
 Standard Motor Products, Inc. Class A.................      62,700         1,027,653
 Standex International Corp............................      17,000           439,280
 *Stanley Furniture, Inc...............................      71,700         2,297,985
 *Star Buffet, Inc.....................................      16,400            47,232
 *Star Multi Care Service, Inc.........................       4,136             2,709
 *Star Struck, Ltd.....................................         500             1,475
 *Starcraft Corp.......................................      16,500            95,205
 *Starmet Corp.........................................     123,100               123
 Starrett (L.S.) Co. Class A...........................      37,200           842,580
 *Startec Global Communications Corp...................      90,300             5,418
 *StarTek, Inc.........................................       5,700           151,734
 State Auto Financial Corp.............................      51,900           844,154
 State Financial Services Corp. Class A................      80,432         1,212,512
 *Steak n Shake Co.....................................      37,700           563,615

                                      171
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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Steel Dynamics, Inc..................................       5,900    $      105,168
 Steel Technologies, Inc...............................      86,700           964,538
 *SteelCloud Co........................................      75,500           265,005
 *Stein Mart, Inc......................................      42,100           478,888
 *Steinway Musical Instruments, Inc....................      80,700         1,787,505
 *Stellent, Inc........................................      31,400           175,369
 *Stemcells, Inc.......................................     161,200           291,772
 Stepan Co.............................................      35,200           946,880
 Stephan Co............................................      33,500           126,630
 Sterling Bancorp......................................     176,673         6,095,219
 Sterling Bancshares...................................      19,050           275,749
 Sterling Financial Corp...............................       1,300            34,613
 *Sterling Financial Corp..............................     101,930         2,331,658
 Stewart & Stevenson Services, Inc.....................      39,900           670,919
 *Stewart Information Services Corp....................      60,600         1,202,910
 Stifel Financial Corp.................................      63,871           862,259
 *STM Wireless, Inc. Class A...........................      76,500            93,713
 *Stockwalk.com Group, Inc.............................      34,817               191
 *Stone & Webster, Inc.................................      21,400            12,412
 *Stoneridge, Inc......................................     139,000         2,189,250
 *#Storage Computer Corp...............................     133,792           800,076
 *Storage Engine, Inc..................................       1,150             1,305
 *StorageNetworks, Inc.................................      56,400            99,264
 *Stratasys, Inc.......................................      37,900           246,729
 *Strategic Diagnostics, Inc...........................     161,000           740,600
 *Strategic Distribution, Inc..........................      28,270           353,799
 *Stratesec, Inc.......................................       7,000             2,380
 *Stratos Lightwave, Inc...............................      90,900           188,163
 *Strattec Security Corp...............................      40,900         2,137,639
 *Stratus Properties, Inc..............................      53,750           483,481
 Strayer Ed, Inc.......................................       7,500           443,063
 Stride Rite Corp......................................      49,900           394,210
 *Strouds, Inc.........................................      72,800               164
 *Student Advantage, Inc...............................      21,700             4,232
 Sturm Ruger & Co., Inc................................      13,300           184,338
 *#Styleclick, Inc. Class A............................      79,200            17,424
 *Suburban Lodges of America, Inc. Escrow Shares.......     127,500                 0
 Suffolk Bancorp.......................................      68,400         2,155,968
 *Summa Industries, Inc................................      31,800           313,548
 Summit Bancshares, Inc................................      32,900           809,505
 Summit Bank Corp......................................       2,800            48,300
 *Sun Bancorp, Inc.....................................     145,111         2,104,110
 Sun Hydraulics, Inc...................................      12,600           102,375
 *Sunair Electronics, Inc..............................      33,700            80,880
 *Sundance Homes, Inc..................................      50,000             1,250
 *Sunland Entertainment Co., Inc.......................      34,400             3,440
 *SunLink Health Systems, Inc..........................      33,465           133,860
 *#Sunrise Assisted Living, Inc........................      30,900           902,589
 *Sunrise Telecom, Inc.................................     255,000           559,725
 *Suntron Corp.........................................      36,507           303,008
 *#Superconductor Technologies, Inc....................      82,950           319,772
 *Supergen, Inc........................................      45,800           270,449
 *Superior Consultant Holdings Corp....................      92,000           500,940
 *Superior Energy Services, Inc........................      15,200           159,904
 *Superior Telecom, Inc................................     149,600           103,224
 Superior Uniform Group, Inc...........................      86,800           976,500
 *Supertex, Inc........................................      94,300         1,665,810
 *SupportSoft, Inc.....................................      28,400            82,786
 *Supreme Industries, Inc..............................      83,985           520,707
 *Surgical Laser Technologies, Inc.....................      10,900            14,279
 *SurModics, Inc.......................................       2,200            74,745
                                                            SHARES             VALUE+
                                                            ------             ------
 *#SVI Solutions, Inc..................................      40,200    $       24,120
 *Swift Energy Corp....................................      36,800           539,856
 *Swisher International, Inc...........................       8,500             3,613
 *Swiss Army Brands, Inc...............................      67,400           421,924
 *Switchboard, Inc.....................................       7,600            43,928
 SWS Group, Inc........................................      24,149           498,918
 *Sykes Enterprises, Inc...............................      45,300           428,991
 *Sylvan, Inc..........................................      63,500           809,308
 *Symmetricom, Inc.....................................     173,100           848,190
 *Symphonix Devices, Inc...............................      60,400            38,052
 *Syms Corp............................................     143,500           842,345
 *Symyx Technologies...................................      34,300           557,375
 Synalloy Corp.........................................      87,258           390,916
 *Synaptic Pharmaceutical Corp.........................     127,400           761,215
 *Synbiotics Corp......................................      79,900            13,983
 *Syncor International Corp............................       8,400           260,694
 *Synovis Life Technologies, Inc.......................      91,100           792,570
 *Syntel, Inc..........................................       7,700           115,269
 *Syntellect, Inc......................................     129,700            90,142
 *Synthetech, Inc......................................     132,000           206,580
 *Syntroleum Corp......................................      29,300           125,258
 *Sypris Solutions, Inc................................      40,775           759,434
 *System Software Associates, Inc......................       1,925                 5
 *Systemax, Inc........................................     119,600           364,780
 *Systems & Computer Technology Corp...................      46,400           667,232
 *T/R Systems, Inc.....................................      19,400            35,890
 *T-3 Energy Services, Inc.............................       9,270            84,218
 *Tab Products Co......................................      48,350           261,090
 *Tag-It Pacific, Inc..................................      45,300           189,128
 *Taitron Components, Inc..............................      15,500            23,948
 *#Take Two Interactive Software.......................      89,200         2,292,886
 TALX Corp.............................................      65,412         1,209,468
 *Tandy Brand Accessories, Inc.........................      56,877           712,100
 *Tandy Crafts, Inc....................................     135,200             2,704
 *Tanning Technology Corp..............................      10,400            12,688
 *Tanox, Inc...........................................      13,300           158,137
 *Tarantella, Inc......................................     103,300            60,431
 *Targeted Genetics Corp...............................     243,700           327,777
 *Tarrant Apparel Group................................      49,100           274,224
 Tasty Baking Co.......................................      83,300         1,322,804
 TB Woods Corp.........................................      13,600           114,988
 *TBA Entertainment Corp...............................      80,300           240,900
 *TBC Corp.............................................     183,900         2,882,633
 *TCSI Corp............................................     170,600           106,625
 *TEAM America, Inc....................................      10,400            29,276
 *Team Communications Group, Inc.......................      55,200             1,104
 *Team, Inc............................................      55,200           510,600
 *TeamStaff, Inc.......................................       8,900            57,183
 Tech/Ops Sevcon, Inc..................................      60,800           532,000
 *Techdyne, Inc........................................      23,400            31,590
 Teche Holding Co......................................       2,700            68,175
 *Technical Communications Corp........................       7,300             5,986
 *Technisource, Inc....................................      77,500           211,575
 Technology Research Corp..............................      44,600            84,294
 *Technology Solutions Corp............................      76,500           120,488
 *TechTeam Global, Inc.................................     121,100           986,965
 *Tegal Corp...........................................     129,800           142,131
 *Teletech Holdings, Inc...............................       6,500            76,863
 *Telik, Inc...........................................      27,700           328,799
 *Telscape International, Inc..........................     182,100               410
 *Telular Corp.........................................     106,075           603,036

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Temtex Industries, Inc...............................      34,100    $       15,857
 *TenFold Corp.........................................       1,700               782
 *Tengasco, Inc........................................       6,765            24,354
 Tennant Co............................................       6,700           266,325
 *Tenneco Automotive, Inc..............................     192,500         1,187,725
 *Terayon Communication Systems, Inc...................      62,300           177,555
 *Terex Corp...........................................      27,651           702,335
 *Terra Industries, Inc................................     302,700           617,508
 *Tesoro Petroleum Corp................................      45,400           320,070
 *Tessco Technologies, Inc.............................      56,900           761,607
 *Tetra Technologies, Inc..............................     128,800         3,181,360
 *Texas Biotechnology Corp.............................     221,200         1,001,815
 TF Financial Corp.....................................      13,900           331,098
 *TFC Enterprises, Inc.................................      92,000           152,720
 *Thackeray Corp.......................................      69,700           131,733
 *The Beard Company....................................      19,899            27,859
 *The Medicines Co.....................................      47,700           430,970
 *Theragenics Corp.....................................     150,200         1,284,210
 *Therma-Wave, Inc.....................................      34,000           352,750
 *Thermwood Corp.......................................         920             1,150
 *TheStreet.com, Inc...................................     233,200           635,470
 *Third Wave Technologies..............................      56,900           158,467
 Thistle Group Holdings Co.............................      31,000           389,050
 *Thomas Group, Inc....................................      44,500            18,913
 *Thomaston Mills, Inc.................................      13,100                19
 *Thoratec Laboratories Corp...........................      23,200           220,864
 Three Rivers Bancorp, Inc.............................      36,887           661,384
 *Three-Five Systems, Inc..............................      29,900           358,800
 *Tickets.com, Inc.....................................       1,700             3,434
 *#Tidel Technologies, Inc.............................      50,200            19,327
 *Tier Technologies, Inc. Class B......................     100,000         1,669,000
 *TII Network Technologies, Inc........................      58,260            27,091
 Timberland Bancorp, Inc...............................      36,500           627,253
 Timberline Software Corp..............................     183,921         1,134,793
 *#Timco Aviation Services, Inc........................       8,240            15,368
 *Tipperary Corp.......................................      76,000           140,600
 Titan International, Inc..............................      56,350           287,385
 *Titan Pharmaceuticals, Inc...........................     110,600           436,870
 *Titanium Metals Corp.................................     161,900           633,029
 *#TiVo, Inc...........................................      66,400           289,504
 *TLC Vision Corp......................................     139,365           427,851
 *TMBR/Sharp Drilling, Inc.............................      38,200           566,315
 *T-Netix, Inc.........................................     105,800           407,859
 *Todd Shipyards Corp..................................      44,200           623,220
 *Toddhunter International, Inc........................      48,800           556,320
 *Tofutti Brands, Inc..................................       4,000            12,400
 *Tollgrade Communications, Inc........................      19,000           367,365
 Tompkins County Trustco, Inc..........................         430            16,985
 *Topps, Inc...........................................      52,900           535,084
 *Toreador Resources Corp..............................      41,700           175,974
 Toro Co...............................................       2,100           120,897
 *Total Entertainment Restaurant Corp..................      19,300           259,006
 *Touch America Holdings, Inc..........................     176,250           523,463
 *Tower Air, Inc.......................................     132,700             4,645
 *Tower Automotive, Inc................................     151,700         1,949,345
 *Toymax International, Inc............................      47,300           209,303
 *Track Data Corp......................................     120,400           143,878
 *Track 'n Trail, Inc..................................      15,900                48
 *Tractor Supply Co....................................      79,900         4,452,827
 *Tradestation Group, Inc..............................     211,400           263,193
 *Traffix, Inc.........................................     156,700           953,520
                                                            SHARES             VALUE+
                                                            ------             ------
 *Trailer Bridge, Inc..................................      42,500    $      120,488
 *Trammell Crow Co.....................................      27,800           375,300
 *Trans World Entertainment Corp.......................      55,100           393,139
 *Transact Technologies, Inc...........................      58,700           330,188
 *Transaction Systems Architects, Inc..................      49,400           546,364
 *#Transcrypt International, Inc.......................       9,000             8,235
 *Transgenomic, Inc....................................       8,000            39,560
 *Transmation, Inc.....................................      42,500            42,500
 *Transmeta Corp.......................................      18,800            44,556
 *Transmontaigne Oil Co................................     129,460           614,935
 *Transport Corp. of America...........................      15,900           111,698
 *Transport Industries, Inc............................       9,700            34,726
 Transport Lux Corp....................................       7,545            48,665
 *Transportation Components, Inc.......................     147,900               370
 *Transpro, Inc........................................      38,900           233,789
 *Transtechnology Corp.................................      94,400         1,024,240
 *TransTexas Gas Corp. Class A.........................         395               346
 *Transwitch Corp......................................      42,800            53,286
 *Transworld Healthcare, Inc...........................     146,800           880,800
 *Travis Boats & Motors, Inc...........................      18,900            33,170
 *TRC Companies, Inc...................................      80,250         2,214,900
 Tremont Corp..........................................      29,100           859,905
 Trenwick Group, Ltd...................................      25,562           203,729
 *Trex Co., Inc........................................      12,100           335,170
 *Triad Guaranty, Inc..................................      12,300           582,774
 *Triangle Pharmaceuticals, Inc........................      83,400           267,297
 Trico Bancshares......................................      39,550         1,041,154
 *Trico Marine Services, Inc...........................     158,200         1,304,359
 *Trident Microsystems, Inc............................     142,400         1,043,080
 *Trident Rowan Group, Inc.............................       9,300            10,137
 *Trimble Navigation, Ltd..............................      34,400           619,200
 *#Trimedyne, Inc......................................      65,600            32,800
 *TriPath Imaging, Inc.................................     254,653           966,408
 *#Tripath Technology, Inc.............................      19,892            22,279
 *Tripos, Inc..........................................      51,800         1,157,989
 *#Tristar Corp........................................       3,300               545
 *Triton PCS Holdings, Inc.............................      27,500           280,500
 *Triumph Group........................................      21,500           954,600
 *TriZetto Group, Inc..................................     179,300         1,772,381
 *TRM Copy Centers Corp................................      59,300            71,160
 *Tropical Sportswear International Corp...............      68,500         1,770,383
 *Trover Solutions, Inc................................     105,800           563,385
 *Troy Financial Corp..................................         315             8,222
 *Troy Group, Inc......................................      13,600            56,372
 *Trump Hotels & Casino Resorts, Inc...................      83,600           211,508
 Trust Co. of New Jersey...............................      12,400           291,834
 *TSR, Inc.............................................     101,400           570,375
 *TTM Technologies, Inc................................     190,000         1,521,900
 *Tucows, Inc..........................................      47,600            24,990
 *Tuesday Morning Corp.................................       5,300           147,499
 *Tufco Technologies, Inc..............................       1,300             7,917
 *Tularik, Inc.........................................      11,100           103,397
 *Tumbleweed Communications Corp.......................      90,800           192,950
 *#TurboChef Technologies, Inc.........................     143,900           420,188
 *Turnstone Systems, Inc...............................      62,900           244,681
 *Tut Systems, Inc.....................................      29,500            49,560
 *Tvia, Inc............................................      60,100            76,928
 *Tweeter Home Entertainment Group, Inc................      60,225         1,019,609
 Twin Disc, Inc........................................      41,200           599,460
 *Twinlab Corp.........................................     124,500            90,885

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Tyler Technologies, Inc..............................     395,450    $    2,080,067
 *U.S. Aggregates, Inc.................................      77,900             1,675
 *U.S. Concrete, Inc...................................       8,600            48,676
 *#U.S. Diagnostic, Inc................................      26,100               170
 *U.S. Home & Garden, Inc..............................     133,700            77,546
 *U.S. Industries, Inc.................................     281,200         1,130,424
 *U.S. Laboratories, Inc...............................       6,700            88,172
 *U.S. Physical Therapy, Inc...........................      20,400           369,036
 *#U.S. Plastic Lumber Corp............................      69,700            22,304
 *U.S. Vision, Inc.....................................      38,514           147,701
 *Ubics, Inc...........................................      56,700            39,974
 *UbiquiTel, Inc.......................................      15,400            24,871
 UCBH Holdings, Inc....................................      66,300         2,611,226
 *UFP Technologies, Inc................................      11,800            16,992
 *Ulticom, Inc.........................................      53,600           371,716
 *Ultimate Electronics, Inc............................      75,200         2,285,704
 *Ultimate Software Group, Inc.........................      79,100           255,098
 *Ultradata Systems, Inc...............................      13,600             3,060
 *Ultrak, Inc..........................................     109,300           172,148
 *Ultralife Batteries, Inc.............................     101,400           307,242
 *Ultratech Stepper, Inc...............................      31,600           507,180
 Umpqua Holdings Corp..................................      29,332           495,417
 *Unapix Entertainment, Inc............................      32,500               179
 Unico American Corp...................................     114,600           705,363
 *Unidigital, Inc......................................       6,100                34
 *Unifab International, Inc............................       9,300             3,395
 *Unifi, Inc...........................................      56,400           560,616
 Unifirst Corp.........................................      88,400         2,201,160
 *Unify Corp...........................................      92,500            77,700
 *Uni-Marts, Inc.......................................      64,600           190,570
 *Union Acceptance Corp. Class A.......................      41,400           284,211
 Union Community Bancorp...............................       3,000            45,045
 *Uniroyal Technology Corp.............................      64,600            32,946
 Unisource Energy Corp.................................      24,800           482,608
 *Unit Corp............................................     190,900         3,562,194
 *United Auto Group, Inc...............................      81,600         2,149,344
 *United Capital Corp..................................      45,054         1,094,812
 United Community Financial Corp.......................       8,600            72,928
 United Financial Corp.................................       1,600            36,752
 United Fire Casualty Co...............................      11,300           380,980
 United Guardian, Inc..................................      36,820           222,761
 United Industrial Corp................................     127,700         3,218,040
 United National Bancorp...............................      17,800           408,332
 *United Natural Foods, Inc............................      43,000           978,895
 *United Online, Inc...................................      45,333           495,716
 United Parcel, Inc. - Restricted Escrow...............      58,400            53,657
 *United Retail Group, Inc.............................     118,600         1,052,575
 *United Road Services, Inc............................         710               323
 *United States Energy Corp............................      71,870           235,374
 *United Therapeutics Corp.............................      28,300           433,556
 *UnitedGlobalCom, Inc.................................      80,600           371,969
 Unitil Corp...........................................      39,500         1,240,300
 *Unity Bancorp, Inc...................................      14,500           103,893
 *Universal Access Global Holdings, Inc................     240,500            90,188
 *Universal American Financial Corp....................      66,300           477,692
 *Universal Display Corp...............................      26,800           284,884
 *Universal Electronics, Inc...........................      97,200         1,655,802
 Universal Forest Products, Inc........................      29,500           727,913
 *Universal Stainless & Alloy Products, Inc............      55,300           869,869
                                                            SHARES             VALUE+
                                                            ------             ------
 Unizan Financial Corp.................................      97,355    $    1,990,910
 *Unova, Inc...........................................      22,300           152,309
 *UQM Technologies, Inc................................     175,500           684,450
 *Urban Outfitters, Inc................................     161,800         4,795,752
 *Urologix, Inc........................................     119,700         1,862,532
 *Uromed Corp. New.....................................      45,660               411
 *URS Corp.............................................      33,200           980,064
 *Ursus Telecom Corp...................................      69,800                70
 *#US LEC Corp.........................................      15,500            39,835
 *US Liquids, Inc......................................     126,600           322,830
 *US Xpress Enterprises, Inc. Class A..................     102,700         1,152,808
 *USA Truck, Inc.......................................      53,200           658,350
 *USABancShares.com, Inc...............................      16,700             8,267
 *#USAir Group, Inc....................................     143,600           437,980
 *USANA, Inc...........................................      44,100           243,653
 USB Holding Co., Inc..................................       1,540            23,947
 *USDATA Corp..........................................      24,840            30,802
 Usec, Inc.............................................      64,900           486,101
 *#USG Corp............................................      11,100            68,598
 *Utah Medical, Inc....................................      56,800           874,152
 *V.I. Technologies, Inc...............................     112,000           338,240
 *VA Software Corp.....................................      14,900            13,187
 *Vail Resorts, Inc....................................      31,500           578,970
 *Valence Technology, Inc..............................     146,400           299,388
 *Valentis, Inc........................................     152,634           257,188
 *Valley Media, Inc....................................       1,200                 9
 *Valley National Gases, Inc...........................      10,200            72,930
 Valmont Industries, Inc...............................      13,800           260,406
 *Value City Department Stores, Inc....................      46,000           169,740
 *ValueClick, Inc......................................      11,900            38,497
 *Vans, Inc............................................      92,300           901,310
 *#Vari L Co., Inc.....................................      52,700            55,335
 *Variagenics, Inc.....................................       8,400            12,390
 *Variflex, Inc........................................      48,100           215,248
 *Varsity Brands, Inc..................................      66,982           294,721
 *Vascular Solutions, Inc..............................       7,700            14,592
 *Vastera, Inc.........................................      32,100           196,131
 *#Vaxgen, Inc.........................................      17,100           120,042
 *Ventana Medical Systems, Inc.........................      15,000           339,225
 *Venture Catalyst, Inc................................      31,700            11,254
 *Veramark Technologies, Inc...........................      68,500            57,198
 *Verdant Brands, Inc..................................      26,263               171
 *Verilink Corp........................................     139,300            35,522
 *#Veritas DGC, Inc....................................      30,500           460,550
 *Verity, Inc..........................................      49,900           462,573
 *Vermont Pure Holdings, Ltd...........................      20,600            97,644
 *Versant Object Technology Corp.......................      29,800            28,459
 *Versar, Inc..........................................      54,200           192,410
 *Versicor, Inc........................................      25,300           305,877
 *Verso Technologies, Inc..............................      95,915            77,212
 *Vertel Corp..........................................     144,200            20,909
 *Verticalbuyer Inc....................................      15,785                63
 Vesta Insurance Group, Inc............................     190,400           809,200
 *Vestcom International, Inc...........................      81,600           318,240
 *VIA NET.WORKS, Inc...................................      13,300             8,446
 *#viaLink Co..........................................       4,400               488
 *Vialta, Inc..........................................       5,055             2,831
 *Viant Corp...........................................       5,000             6,550
 *Viasat, Inc..........................................      63,800           601,634
 *VIB Corp.............................................      32,795           408,792
 *Vical, Inc...........................................      45,900           335,988
 *Vicon Industries, Inc................................      44,450           157,798

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Vicor Corp...........................................      26,100    $      262,436
 *Video Display Corp...................................      49,740           355,641
 *Viewpoint Corp.......................................     107,300           612,683
 *#Viisage Technology, Inc.............................      90,400           463,752
 *Vion Pharmaceuticals, Inc............................      31,600            21,172
 *Virage Logic Corp....................................      21,400           271,459
 *Virage, Inc..........................................      85,900           119,831
 *Virbac Corp..........................................      29,500           193,668
 Virco Manufacturing Corp..............................     141,029         2,108,384
 *Virologic, Inc.......................................     102,900           288,635
 *ViroPharma, Inc......................................      31,900            52,157
 *Virtualfund.Com, Inc.................................     149,420             6,724
 *Vision Sciences, Inc.................................      23,250            31,271
 *Visionics Corp.......................................     161,400         1,685,823
 *Vista Medical Technologies, Inc......................      23,750            95,238
 *#Visual Data Corp....................................       4,800             1,656
 *Visual Networks, Inc.................................      64,100            87,497
 Vital Signs, Inc......................................      91,700         3,641,407
 *VitalWorks, Inc......................................     315,800         2,723,775
 *#Vitech America, Inc.................................     135,980               408
 *Vitria Technology, Inc...............................       3,400             4,165
 *Vivus, Inc...........................................     267,900         2,070,867
 *Vixel Corp...........................................      22,700            73,548
 *Vlasic Foods International, Inc......................      25,000                44
 *Vodavi Technology, Inc...............................      26,400            54,912
 *Volt Information Sciences, Inc.......................       8,100           174,231
 *#V-ONE Corp..........................................     133,000            76,475
 Vulcan International Corp.............................       8,251           349,636
 Wabash National Corp..................................      29,700           283,635
 Wabtec Corp...........................................      16,400           224,680
 *Wackenhut Corrections Corp...........................      96,100         1,441,500
 Wainwright Bank & Trust Co............................         220             1,998
 *Walker Interactive Systems, Inc......................     156,400           251,804
 *Wall Street Deli, Inc................................      14,800                15
 Walter Industries, Inc................................      44,200           633,828
 Warren Bancorp, Inc...................................     161,800         1,867,172
 Warwick Community Bancorp, Inc........................      20,600           578,139
 Washington Banking Co.................................      11,100           182,595
 Washington Savings Bank FSB...........................      28,912           261,654
 Washington Trust Bancorp, Inc.........................      24,400           489,586
 *Waste Holdings, Inc..................................      67,000           500,825
 *WatchGuard Technologoes, Inc.........................      45,100           228,657
 *Waterlink, Inc.......................................     170,900            15,808
 Waters Instruments, Inc...............................         500             6,075
 Watsco, Inc. Class A..................................      86,400         1,486,080
 Watts Industries, Inc. Class A........................      20,100           374,865
 Wausau-Mosinee Paper Corp.............................      19,100           255,558
 *Waxman Industries, Inc...............................         975             5,904
 Waypoint Financial Corp...............................     118,380         2,200,684
 WD-40 Co..............................................      22,300           632,094
 *Webco Industries, Inc................................      37,500           185,625
 *Webhire, Inc.........................................      45,060            31,091
 *Websense, Inc........................................      29,300           865,962
 Weider Nutrition International, Inc...................      70,700           137,865
 Wellco Enterprises, Inc...............................      10,600           155,820
 Wellman, Inc..........................................      65,400         1,079,100
 *Wells-Gardner Electronics Corp.......................      45,781           107,585
 Wesbanco, Inc.........................................      63,080         1,477,649
 West Coast Bancorp....................................     104,787         1,585,427
 *West Marine, Inc.....................................     145,400         2,548,135
 West Pharmaceutical Services, Inc.....................      14,200           405,836
 *Westaff, Inc.........................................     142,750           357,589
                                                            SHARES             VALUE+
                                                            ------             ------
 Westbank Corp.........................................       9,400    $      125,302
 *Westcoast Hospitality Corp...........................     118,900           878,671
 *Westell Technologies, Inc............................     125,600           174,584
 *Westerbeke Corp......................................      20,000            25,100
 Western Ohio Financial Corp...........................       9,300           189,953
 *Western Power & Equipment Corp.......................      18,448             5,165
 *Western Water Co.....................................       2,300             2,128
 *Western Wireless Corp................................      28,500            94,050
 *#Westpoint Stevens, Inc..............................      26,900           134,500
 *Westport Resources Corp..............................       4,464            77,093
 *Wet Seal, Inc. Class A...............................      98,550         2,297,693
 Weyco Group, Inc......................................       1,200            40,200
 *W-H Energy Services, Inc.............................      71,100         1,621,436
 *White Electronics Designs Corp.......................     154,256         1,071,308
 *Whitehall Jewellers, Inc.............................     161,100         3,449,151
 *Whitman Education Group, Inc.........................     112,700           680,708
 *#WHX Corp............................................     111,400            79,094
 *Wickes Lumber Co.....................................      71,400           107,457
 *Wild Oats Markets, Inc...............................      78,100         1,146,118
 *William Lyon Homes, Inc..............................      75,800         2,012,490
 *Williams Clayton Energy, Inc.........................      67,800           843,771
 *Williams Controls, Inc...............................     107,200            47,704
 *Williams Industries, Inc.............................       5,800            31,291
 *Willis Lease Finance Corp............................      65,700           305,177
 *Wilshire Financial Sevices Group, Inc................       1,002             3,462
 *Wilshire Oil Co. of Texas............................     140,575           660,703
 *Wilson Greatbatch Technologies, Inc..................      24,600           635,418
 *Wilsons The Leather Experts, Inc.....................      71,800         1,069,461
 *Wind River Systems, Inc..............................      28,300           190,035
 *Wink Communications, Inc.............................      24,400            50,630
 *Winmark Corp.........................................      51,900           582,578
 Wintrust Financial Corp...............................       9,150           263,566
 *Wire One Technologies, Inc...........................      57,700           160,118
 *Wireless Facilities, Inc.............................      79,600           382,080
 Wireless Telecom Group, Inc...........................     195,300           472,626
 *Wireless WebConnect!, Inc............................      80,807             2,626
 *Wireless Xcessories Group............................      12,600             2,394
 *Wiser Oil Co.........................................      84,000           386,400
 *Witness Systems, Inc.................................      94,600           588,412
 *WJ Communications, Inc...............................     196,300           331,747
 *WMS Industries, Inc..................................      35,600           498,756
 Wolohan Lumber Co.....................................      12,300           295,200
 *Wolverine Tube, Inc..................................      94,600           799,370
 *Women First HealthCare, Inc..........................      31,900           240,048
 Woodhead Industries, Inc..............................     174,650         2,831,950
 *Workflow Management, Inc.............................     131,600           450,730
 *Workgroup Technology Corp............................       6,700             7,303
 *World Acceptance Corp................................     182,000         1,505,140
 World Fuel Services Corp..............................      92,300         1,846,000
 *WorldGate Communications, Inc........................      91,700           147,179
 *Worldwide Restaurant Concepts, Inc...................     246,324           699,560
 WSFS Financial Corp...................................      12,200           293,898
 *Wyndham International, Inc...........................       1,700             1,955
 *Xanser Corp..........................................     303,900           613,878
 *Xeta Corp............................................      85,400           369,355
 *Xetel Corp...........................................      76,400            22,920
 *Xicor, Inc...........................................     209,650         1,568,182
 X-Rite, Inc...........................................     173,100         1,304,309
 *#Xybernaut Corp......................................      20,500            18,758
 Yardville National Bancorp............................      56,267         1,068,229
 *Yellow Corp..........................................      11,000           302,500
 *Young Broadcasting, Inc. Class A.....................      24,300           490,982

THE U.S. MICRO CAP SERIES

CONTINUED

                                                            SHARES               VALUE+
                                                            ------               ------
 *Youthstream Media Networks, Inc......................      27,800    $          4,865
 *Zamba Corp...........................................     245,500              61,375
 *#Zany Brainy, Inc....................................      94,342               2,123
 *Zap.com Corp.........................................         650                  88
 *Zapata Corp..........................................      13,360             388,776
 *Zevex International, Inc.............................      26,500              83,078
 Ziegler Co., Inc......................................       4,200              63,105
 *Zila, Inc............................................      89,302             187,981
 *ZipLink, Inc.........................................       1,800                  13
 *#ZixIt Corp..........................................      24,700             109,915
 *Zoll Medical Corp....................................      18,000             637,830
 *Zoltek Companies, Inc................................     130,900             475,167
 *Zomax, Inc...........................................      49,800             236,799
 *#Zonagen, Inc........................................      73,500             118,335
 *Zones, Inc...........................................     148,400             169,176
 *Zoran Corp...........................................       4,800             116,424
 *Zygo Corp............................................      47,600             629,272
 *Zymetx, Inc..........................................      35,300               1,853
                                                                       ----------------
TOTAL COMMON STOCKS
  (Cost $1,600,098,331)................................                   1,835,881,032
                                                                       ----------------
RIGHTS/WARRANTS -- (0.0%)
 *Anacomp, Inc. Warrants Expiring 12/10/06.............         817                 245
 *Antigenics, Inc. Contingent Value Rights.............     245,300                   0
 *Chiquita Brands International, Inc. Warrants
   03/19/09............................................         546               3,358
 *Collins & Aikman Corp. Rights........................         120                   0
 *Corel Corp. Escrow Rights............................     103,600             105,672
 *Imperial Credit Industries, Inc. Warrants 01/31/08...       1,010                   0
 *Imperial Sugar Co. Warrants 08/29/08.................       2,544               2,290
 *#Magnum Hunter Resources Warrants 03/21/05...........      42,340                   0
 *Safety Components International, Inc. Warrants
   04/10/03............................................       5,056                 531
 *#Timco Aviation Services Warrants 12/31/07...........      16,471                   0
 *#TransTexas Gas Corp. Warrants 06/30/02..............         823                   0
                                                                       ----------------
TOTAL RIGHTS/WARRANTS
  (Cost $10,197).......................................                         112,096
                                                                       ----------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.68%, 06/27/02, valued at $19,657,398) to be
   repurchased at $19,368,695
   (Cost $19,366,000)..................................    $ 19,366          19,366,000
                                                                       ----------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,619,474,528)++..............................                $  1,855,359,128
                                                                       ================

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,622,314,987.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
UNITED KINGDOM -- (22.9%)
COMMON STOCKS -- (22.8%)
 3I Group P.L.C........................................       98,697   $    1,093,215
 *AWG P.L.C............................................      151,281        1,217,455
 Abbey National P.L.C..................................      193,192        2,922,910
 Aggregate Industries P.L.C............................    1,377,058        1,974,623
 Alliance & Leicester P.L.C............................      348,000        4,455,465
 Allied Domecq P.L.C...................................      749,994        5,127,585
 Antofagasta Holdings P.L.C............................      256,000        2,198,790
 Arriva P.L.C..........................................      180,600          901,110
 Associated British Foods P.L.C........................      805,096        7,374,418
 Associated British Ports Holdings P.L.C...............      375,400        2,515,739
 BAA P.L.C.............................................    1,159,709       10,435,900
 BAE Systems P.L.C.....................................      154,500          868,091
 BG Group P.L.C........................................    2,666,548       11,578,330
 BOC Group P.L.C.......................................      153,883        2,400,234
 BPB P.L.C.............................................      458,500        2,542,637
 *BT Group P.L.C.......................................      258,500        1,060,015
 Barratt Developments P.L.C............................      253,000        1,702,880
 Bellway P.L.C.........................................       38,000          279,399
 Berkeley Group P.L.C..................................      138,452        1,549,767
 Bodycote International P.L.C..........................      276,890          867,015
 Britannic P.L.C.......................................      212,200        2,215,364
 #*British Airways P.L.C...............................    1,102,331        3,274,265
 *British Energy P.L.C.................................      218,000          547,847
 British Land Co. P.L.C................................      544,028        4,855,756
 Brixton Estate P.L.C..................................      235,685          884,556
 CGU P.L.C.............................................    2,066,834       19,324,676
 Cable and Wireless P.L.C..............................      423,658        1,301,789
 *Canary Wharf Group P.L.C.............................      468,000        3,288,660
 *Carphone Warehouse Group P.L.C.......................      298,000          327,027
 Chelsfield P.L.C......................................      281,789        1,467,844
 #*Colt Telecom Group PLC..............................      886,000          635,237
 Cookson Group P.L.C...................................      785,120          964,986
 *Corus Group P.L.C....................................    3,256,227        4,192,790
 Debenhams P.L.C.......................................      322,324        1,660,126
 *Dimension Data Holdings P.L.C........................      615,000          521,926
 *Galen Holdings P.L.C.................................       63,000          477,964
 Granada Compass P.L.C.................................      264,000          508,933
 Great Portland Estates P.L.C..........................      118,365          495,331
 Great Universal Stores P.L.C..........................      403,877        3,829,393
 Greene King P.L.C.....................................       26,000          299,401
 HBOS P.L.C............................................      133,218        1,612,034
 Hammerson P.L.C.......................................      305,500        2,809,456
 Hanson P.L.C..........................................      702,123        5,321,680
 Hilton Group P.L.C....................................    1,326,517        4,765,079
 IMI P.L.C.............................................       24,000          112,901
 *Independent Insurance Group P.L.C....................      130,000                0
 Innogy Holdings PLC...................................      555,400        2,228,734
 *International Power P.L.C............................      838,900        2,310,739
 Johnson Matthey P.L.C.................................      182,299        2,894,142
 Kelda Group P.L.C.....................................      161,510          987,828
 Lattice Group P.L.C...................................    2,666,548        7,081,607
 Lex Service P.L.C.....................................       33,800          252,228
 Liberty International P.L.C...........................      306,297        2,760,764
                                                            SHARES             VALUE+
                                                            ------             ------
 Logica P.L.C..........................................      140,170   $      454,804
 Luminar P.L.C.........................................       15,000          192,595
 MFI Furniture Group P.L.C.............................      350,900          747,054
 Marks & Spencer Group P.L.C...........................    1,615,525        8,958,982
 Mersey Docks & Harbour Co. P.L.C......................       53,050          467,679
 Millennium and Copthorne Hotels P.L.C.................      305,000        1,535,197
 Northern Rock P.L.C...................................      344,000        3,626,588
 Novar P.L.C...........................................      498,245        1,119,070
 P & 0 Princess Cruises P.L.C..........................      506,638        3,313,684
 Peninsular & Oriental Steam Navigation Co.............      736,498        2,898,876
 Pennon Group P.L.C....................................       51,969          525,066
 Pilkington P.L.C......................................    1,232,624        1,812,602
 Pillar Property P.L.C.................................       50,000          321,174
 Powergen P.L.C........................................      579,761        6,506,540
 RMC Group P.L.C.......................................      285,000        3,023,351
 Railtrack Group P.L.C.................................      370,742        1,356,181
 Rank Group P.L.C......................................      818,064        3,417,426
 Rexam P.L.C...........................................      447,639        3,111,195
 Rio Tinto P.L.C.......................................      527,564       10,050,598
 Rolls-Royce P.L.C.....................................    1,167,129        3,176,417
 Royal & Sun Alliance Insurance Group P.L.C............    1,651,296        7,079,430
 Royal Bank of Scotland Group P.L.C....................      203,111        5,914,149
 Safeway P.L.C.........................................    1,146,683        5,113,201
 Sainsbury (J.) P.L.C..................................    1,807,539        9,970,910
 Scottish & Newcastle P.L.C............................      621,069        5,897,804
 Scottish Power P.L.C..................................      212,685        1,249,477
 Seibe P.L.C...........................................           33               51
 Severn Trent P.L.C....................................      210,597        2,398,924
 Six Continents P.L.C..................................      765,570        8,547,030
 Slough Estates P.L.C..................................      447,600        2,724,515
 Smith (David S.) Holdings P.L.C.......................      113,000          292,656
 Smith (W.H.) P.L.C....................................      203,000        1,312,877
 *Somerfield P.L.C.....................................      173,905          320,618
 Spirent P.L.C.........................................      497,860          888,736
 Stagecoach Holdings P.L.C.............................    1,449,413        1,489,856
 Tate & Lyle P.L.C.....................................      520,200        2,591,751
 Taylor Woodrow P.L.C..................................      595,551        1,742,829
 *Telewest Communications P.L.C........................      682,000           49,895
 Tesco P.L.C...........................................    4,061,292       15,331,678
 Thistle Hotels P.L.C..................................      466,707          870,683
 *Thus Group PLC.......................................       22,945            5,036
 Trinity P.L.C.........................................      223,190        1,471,212
 United Business Media P.L.C...........................       90,262          719,132
 United Utilities P.L.C................................      265,595        2,588,212
 Vodafone Group P.L.C..................................      997,000        1,506,229
 Waste Recycling Group P.L.C...........................      133,875          859,943
 Whitbread P.L.C.......................................      325,864        3,027,721
 Wilson Bowden P.L.C...................................       96,900        1,258,340
 Wimpey (George) P.L.C.................................      409,585        1,730,501
 Wolseley P.L.C........................................      499,998        5,326,052
 Wolverhampton & Dudley Breweries P.L.C................       28,300          277,439
 Woolworths Group P.L.C................................       81,000           49,482

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 XANSA P.L.C...........................................      295,956   $      617,089
 *mmo2 P.L.C...........................................      745,000          463,288
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $269,070,295)..................................                   297,578,466
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $1,491,836)...................................                     1,496,325
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $270,562,131)..................................                   299,074,791
                                                                       --------------
JAPAN -- (21.1%)
COMMON STOCKS -- (21.1%)
 AIOI Insurance Co., Ltd...............................      928,735        2,028,088
 #Aisin Seiki Co., Ltd.................................      137,000        1,917,547
 Alps Electric Co., Ltd................................        8,000          103,142
 Amada Co., Ltd........................................      376,000        2,017,845
 Aomori Bank, Ltd......................................      170,000          578,079
 Aoyama Trading Co., Ltd...............................       41,100          464,649
 Autobacs Seven Co., Ltd...............................       12,300          349,869
 Awa Bank, Ltd.........................................      196,600          915,666
 #Bank of Kyoto, Ltd...................................      347,400        1,363,278
 #Bank of Nagoya, Ltd..................................      185,000          791,575
 Bank of Yokohama, Ltd.................................      978,000        3,893,063
 Brother Industries, Ltd...............................       43,000          237,348
 Canon Sales Co., Inc..................................      124,900        1,046,698
 Casio Computer Co., Ltd...............................       92,000          498,917
 Chiba Bank, Ltd.......................................      941,000        3,199,836
 Chudenko Corp.........................................       84,460        1,259,066
 Chugoku Bank, Ltd.....................................      238,800        1,510,531
 Citizen Watch Co., Ltd................................      318,000        2,124,258
 Coca-Cola West Japan Co., Ltd.........................        7,000          138,194
 #Cosmo Oil Co., Ltd...................................      764,000        1,440,572
 Dai Nippon Printing Co., Ltd..........................       99,000        1,372,909
 Daicel Chemical Industries, Ltd.......................      485,000        1,520,257
 Daido Steel Co., Ltd..................................      143,000          331,859
 Daishi Bank, Ltd......................................      355,000        1,127,068
 Daito Trust Construction Co., Ltd.....................      180,784        3,153,868
 *Daiwa Bank, Ltd......................................      926,000          701,398
 Daiwa House Industry Co., Ltd.........................      663,000        4,647,918
 Dowa Fire & Marine Insurance Co., Ltd.................      383,000        1,431,998
 Ezaki Glico Co., Ltd..................................      174,600          949,672
 Fuji Photo Film Co., Ltd..............................      355,000       11,156,260
 Fujikura, Ltd.........................................      131,000          557,354
 Fukui Bank, Ltd.......................................      343,000        1,163,595
 #Fukuoka Bank, Ltd....................................      215,000          796,933
 *Fukuoka City Bank, Ltd...............................      264,532          539,293
 Fukuyama Transporting Co., Ltd........................      266,000        1,127,439
 Furukawa Electric Co., Ltd............................      104,000          486,057
 Futaba Corp...........................................       16,000          501,528
 #Futaba Industrial Co., Ltd...........................       85,000        1,017,117
 Gunma Bank, Ltd.......................................      173,000          755,564
 Gunze, Ltd............................................       77,000          297,823
 Hachijuni Bank, Ltd...................................      185,000          867,602
 #Hankyu Department Stores, Inc........................       54,000          422,076
 #Hanshin Electric Railway Co., Ltd....................      141,000          376,074
 Heiwa Corp............................................       12,000          193,875
 Higo Bank, Ltd........................................      308,000        1,047,343
 #Hiroshima Bank, Ltd..................................      593,000        1,940,021
 Hitachi Cable, Ltd....................................      127,000          668,256
 #Hitachi Maxell, Ltd..................................       96,000        1,539,395
                                                            SHARES             VALUE+
                                                            ------             ------
 Hitachi Metals, Ltd...................................      360,000   $    1,334,400
 Hitachi, Ltd..........................................    3,717,000       28,154,387
 Hokkoku Bank, Ltd.....................................      120,000          428,362
 Hokuetsu Paper Mills, Ltd.............................      162,000          972,516
 #*Hokuriku Bank, Ltd..................................      891,000        1,450,290
 House Foods Corp......................................      117,000        1,176,593
 #Hyakugo Bank, Ltd. (105th Bank)......................      258,000          908,504
 #Hyakujishi Bank, Ltd.................................      314,000        1,644,632
 Ishikawajima-Harima Heavy Industries Co., Ltd.........      180,000          317,645
 Iyo Bank, Ltd.........................................      110,000          567,281
 Izumi Co., Ltd........................................       19,000          302,375
 Japan Airport Terminal Co., Ltd.......................       33,000          295,163
 Joyo Bank, Ltd........................................      291,000          778,497
 #Juroku Bank, Ltd.....................................      349,000        1,347,059
 Kagoshima Bank, Ltd...................................      266,000          853,081
 #Kajima Corp..........................................      826,000        2,542,547
 Kamigumi Co., Ltd.....................................      357,000        1,495,882
 Kandenko Co., Ltd.....................................      266,000        1,037,415
 Kansai Paint Co., Ltd., Osaka.........................      108,000          261,078
 *Kawasaki Heavy Industries, Ltd.......................      407,000          590,327
 #Kikkoman Corp........................................      259,000        1,607,001
 Kinden Corp...........................................       90,000          428,603
 #Kissei Pharmaceutical Co., Ltd.......................       41,000          543,470
 *Kobe Steel, Ltd......................................    2,632,000        1,336,140
 Kokusai Securities Co., Ltd...........................       91,000          604,219
 #Kokuyo Co., Ltd......................................       43,000          478,160
 Komatsu, Ltd..........................................    1,279,000        4,586,234
 Komori Corp...........................................       74,000          898,012
 #Koyo Seiko Co........................................      198,000        1,053,016
 Kubota Corp...........................................      140,000          453,503
 Kuraray Co., Ltd......................................      127,000          869,858
 Kyushu Matsushita Electric Co., Ltd...................       26,000          206,784
 Lion Corp.............................................      325,000        1,168,003
 #Makita Corp..........................................      209,000        1,370,870
 #*Marubeni Corp.......................................    1,942,000        2,081,261
 Maruichi Steel Tube, Ltd..............................      117,000        1,352,893
 #Matsushita Electric Industrial Co., Ltd..............    1,933,000       26,946,578
 Matsushita-Kotobuki Electronics Industries, Ltd.......       23,000          265,953
 Meiji Seika Kaisha, Ltd. Tokyo........................      127,000          497,354
 Michinoku Bank, Ltd...................................      187,000        1,015,610
 *Millea Holdings, Inc.................................           46          403,511
 Mitsubishi Gas Chemical Co., Inc......................      548,000        1,117,189
 Mitsubishi Heavy Industries, Ltd......................      611,000        2,141,688
 Mitsubishi Logistics Corp.............................       55,000          431,222
 *Mitsubishi Materials Corp............................      975,000        2,160,543
 Mitsui Chemicals, Inc.................................      116,800          646,584
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000        1,120,203
 Mitsui Marine & Fire Insurance Co., Ltd...............       35,000          196,574
 #Mitsui Trust Holdings................................       81,000          154,689
 Mizuho Holdings, Inc..................................          449        1,107,117
 Mori Seiki Co., Ltd...................................      121,000        1,114,441
 Musashino Bank, Ltd...................................       26,000          838,029
 NGK Spark Plug Co., Ltd...............................       10,000           82,755
 *NKK Corp.............................................    2,612,000        2,525,690
 #NTN Corp.............................................      398,000        1,561,844
 *NTT Docomo, Inc......................................          183          495,468
 Namco, Ltd............................................        5,500          107,252
 #Nanto Bank, Ltd......................................      288,000          881,864

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 New Japan Securities Co., Ltd.........................      275,000   $      598,304
 Nichicon Corp.........................................       12,000          159,838
 Nichirei Corp.........................................      366,000        1,265,214
 Nihon Unisys, Ltd.....................................       10,000           84,770
 Nippon Broadcasting System, Inc.......................       10,500          380,739
 Nippon COMSYS Corp....................................       44,000          299,595
 *Nippon Electric Glass Co., Ltd.......................       44,000          487,862
 Nippon Kayaku Co., Ltd................................       53,000          241,296
 Nippon Meat Packers, Inc., Osaka......................        4,000           46,414
 Nippon Mitsubishi Oil Corp............................    1,863,050       10,043,297
 Nippon Sanso Corp.....................................      367,000        1,315,987
 Nippon Sheet Glass Co., Ltd...........................      143,000          571,536
 Nippon Shokubai Co., Ltd..............................      163,000          801,204
 Nipponkoa Insurance Co., Ltd..........................       45,000          174,415
 #Nishimatsu Construction Co., Ltd.....................      364,000        1,123,378
 #Nishi-Nippon Bank, Ltd...............................      156,540          426,351
 Nisshin Seifun Group, Inc.............................       96,000          701,624
 Nisshinbo Industries, Inc.............................      305,000        1,430,370
 *Nissho Iwai Corp.....................................      544,000          438,354
 Obayashi Corp.........................................      520,000        1,579,684
 #Ogaki Kyoritsu Bank, Ltd.............................       50,000          231,667
 Oji Paper Co., Ltd....................................      275,000        1,422,635
 Onward Kashiyama Co., Ltd.............................       57,000          586,532
 Pioneer Electronic Corp...............................       60,000        1,128,922
 Q.P. Corp.............................................      124,000        1,024,168
 Rengo Co., Ltd........................................       23,000           65,237
 Rinnai Corp...........................................        5,500          126,752
 Sanyo Shinpan Finance Co., Ltd........................       12,900          375,252
 Sapporo Breweries, Ltd................................      112,000          342,947
 Sapporo Hokuyo Holdings, Inc..........................          110          388,233
 Seino Transportation Co., Ltd.........................       58,000          341,642
 Sekisui Chemical Co., Ltd.............................      557,000        1,880,593
 Sekisui House, Ltd....................................      938,000        7,006,615
 Seventy-seven (77) Bank, Ltd..........................      130,000          519,578
 #Shiga Bank, Ltd......................................      272,000          949,036
 Shikoku Bank, Ltd.....................................       72,000          375,372
 Shima Seiki Manufacturing Co., Ltd....................        5,000          110,797
 Shimachu Co., Ltd.....................................       20,200          382,512
 *Shimadzu Corp........................................      181,000          532,350
 Shimizu Corp..........................................      997,000        3,575,039
 Shiseido Co., Ltd.....................................       63,000          832,549
 Shizuoka Bank, Ltd....................................      159,000        1,013,443
 Shohkoh Fund & Co., Ltd...............................        3,860          541,206
 Showa Shell Sekiyu KK.................................      110,000          723,283
 #*Snow Brand Milk Products Co., Ltd...................      419,000          455,799
 Sumitomo Corp.........................................      430,000        2,844,705
 Sumitomo Electric Industries, Ltd.....................      144,000        1,138,301
 Sumitomo Forestry Co., Ltd............................      139,000          857,964
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000          632,494
 Sumitomo Metal Mining Co., Ltd........................      313,000        1,475,455
 Sumitomo Osaka Cement Co., Ltd........................       64,000          108,815
 Sumitomo Rubber.......................................       22,000          101,047
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          117,944
 Suruga Bank, Ltd......................................       87,000          395,388
 Suzuken Co., Ltd......................................       26,400          627,555
 Taiheiyo Cement Corp..................................    1,209,800        2,281,157
 #Taisei Corp..........................................    1,325,000        3,309,811
 Takashimaya Co., Ltd..................................      214,000        1,431,257
 Teijin, Ltd...........................................      803,000        2,989,394
 Teikoku Oil Co., Ltd..................................      346,000        1,611,497
 Toda Corp.............................................      418,000          966,682
                                                            SHARES             VALUE+
                                                            ------             ------
 Toho Bank, Ltd........................................      240,000   $      818,045
 Tokuyama Corp.........................................      248,000          865,297
 #Tokyo Style Co., Ltd.................................      133,000        1,190,670
 Toppan Printing Co., Ltd..............................      105,000        1,170,984
 *Toshiba TEC Corp.....................................      345,000          920,180
 Toto, Ltd.............................................      247,000        1,204,143
 Toyo Seikan Kaisha, Ltd...............................      287,600        4,150,593
 Toyo Suisan Kaisha, Ltd...............................      116,000        1,071,194
 Toyoda Automatic Loom Works, Ltd......................       74,900        1,267,438
 Toyota Auto Body Co., Ltd.............................       86,000          970,180
 Toyota Tsusho Corp....................................      314,000        1,404,262
 #*UFJ Holdings, Inc...................................          822        2,453,375
 UNY Co., Ltd..........................................       64,000          765,829
 *Victor Co. of Japan, Ltd.............................      246,000        1,585,809
 Wacoal Corp...........................................      149,000        1,179,026
 Yamagata Bank, Ltd....................................      153,700          683,658
 Yamaguchi Bank, Ltd...................................      133,000          874,515
 Yamaha Corp...........................................       70,000          688,151
 Yamatake-Honeywell Co., Ltd...........................       87,000          669,496
 Yamazaki Baking Co., Ltd..............................       74,000          469,280
 Yasuda Fire & Marine Insurance Co., Ltd...............      177,000        1,169,534
 *Yasuda Trust & Banking Co., Ltd......................      993,000          496,097
 #Yokogawa Electric Corp...............................      337,000        2,946,357
 Yokohama Rubber Co., Ltd..............................      410,000        1,086,940
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $383,665,787)..................................                   275,969,902
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $154,840).....................................                       155,288
                                                                       --------------
TOTAL -- JAPAN
  (Cost $383,820,627)..................................                   276,125,190
                                                                       --------------
FRANCE -- (10.3%)
COMMON STOCKS -- (10.3%)
 AGF (Assurances Generales de France SA)...............      115,514        5,611,719
 Air Liquide...........................................        7,865        1,229,182
 Alcatel SA............................................       12,150          144,158
 Alstom SA.............................................        4,900           61,754
 Arcelor SA............................................      167,800        2,384,400
 BNP Paribas SA........................................      649,686       36,569,457
 *Beghin-Say...........................................       18,900          807,813
 Cie de Saint-Gobain...................................       65,436       11,615,243
 Compagnie Francaise D'Assurance Pour Le Commerce
   Exterieur SA........................................        1,000           56,475
 Credit Lyonnais SA....................................       57,100        2,410,129
 De la Rue Imperiale de Lyon...........................        5,000          700,679
 Dior (Christian) SA...................................       50,000        2,055,326
 Eiffage SA............................................        2,277          200,069
 Esso SA...............................................          686           55,501
 *Euro Disney SCA......................................       24,250           17,898
 Faurecia SA...........................................          500           22,889
 Fimalac SA............................................       15,988          715,165
 Fonciere Lyonnaise SA.................................       10,950          323,777
 France Telecom SA.....................................       26,500          514,210
 Gecina SA.............................................        3,400          330,347
 Generale des Establissements Michelin SA Series B.....       87,500        3,416,979
 Groupe Danone.........................................       25,000        3,454,348
 Imerys SA.............................................       11,000        1,291,772

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 LaFarge SA............................................       22,230   $    2,267,880
 Lafarge Prime Fidelity................................       77,517        7,759,739
 Lagardere S.C.A. SA...................................       10,200          460,548
 *Orange SA............................................      110,700          615,350
 Pechiney SA Series A..................................       55,475        2,980,047
 Pernod-Ricard SA......................................       38,900        3,494,273
 Peugeot SA............................................      222,900       11,765,665
 #Rallye SA............................................       18,020          909,089
 #Remy Cointreau SA....................................       28,750          880,987
 SEB SA Prime Fidelite 2002............................        3,800          329,628
 Seb Prime Fid.........................................        9,000          742,860
 Societe BIC SA........................................       10,800          420,239
 Societe des Ciments de Francais.......................       24,900        1,193,369
 Societe Financiere Interbail SA.......................       11,550          353,711
 Societe Generale, Paris...............................      281,728       19,147,892
 Total SA..............................................       25,000        3,898,112
 Unibail SA............................................        4,200          266,819
 Valeo SA..............................................       53,800        2,392,474
 Vivendi Universal SA..................................       25,600          803,595
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $82,456,771)...................................                   134,671,567
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02........       58,864           46,744
 *Rallye SA Series A Warrants 11/30/03.................       18,020            6,902
 *Rallye SA Series B Warrants 11/30/05.................       18,020            8,754
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $240,642)......................................                        62,400
                                                                       --------------
TOTAL -- FRANCE
  (Cost $82,697,413)...................................                   134,733,967
                                                                       --------------
GERMANY -- (7.7%)
COMMON STOCKS -- (7.7%)
 Allianz AG............................................        5,000        1,111,744
 BASF AG...............................................      490,050       22,708,060
 BHW Holding AG, Berlin................................       34,600          586,693
 *Bankgesellschaft Berlin AG...........................      233,550          499,658
 Bayer AG..............................................      168,100        5,473,038
 Bayerische Vereinsbank AG.............................      337,110       11,873,286
 Berliner Kraft & Licht Bewag AG.......................      177,600        2,455,628
 #*Commerzbank AG......................................      408,050        7,452,777
 *Continental AG.......................................       44,100          799,279
 DaimlerChrysler AG, Stuttgart.........................       15,400          761,087
 Degussa AG............................................        7,800          262,334
 Depfa Bank PLC........................................       28,400        2,122,591
 Deutsche Bank AG......................................      359,305       25,645,701
 Deutsche Lufthansa AG.................................      305,250        4,163,576
 Fresenius Medical Care AG.............................       27,600        1,416,885
 Heidelberger Druckmaschinen AG........................        4,200          200,899
 Heidelberger Zement AG, Heidelberg....................       27,170        1,167,630
 Hochtief AG...........................................       56,150        1,133,082
 Karstadt Quelle AG....................................       20,000          566,149
 Linde AG..............................................       76,000        3,802,166
 #MAN AG...............................................       88,000        2,051,215
 MG Technologies AG....................................        2,100           21,424
 Merck KGAA............................................       36,000        1,008,978
 SCA Hygiene Products AG...............................        3,550          756,173
 Stinnes AG............................................          800           20,553
 ThyssenKrupp AG.......................................      108,750        1,765,782
                                                            SHARES             VALUE+
                                                            ------             ------
 Veba AG...............................................        7,600   $      396,902
 Volkswagen AG.........................................       15,550          839,685
                                                                       --------------
TOTAL -- GERMANY
  (Cost $95,239,661)...................................                   101,062,975
                                                                       --------------
NETHERLANDS -- (6.6%)
COMMON STOCKS -- (6.6%)
 ABN-AMRO Holding NV...................................    1,135,766       21,953,690
 Buhrmann NV...........................................       85,938        1,011,612
 DSM NV................................................       73,437        3,492,132
 #Fortis NV............................................      409,133        9,249,917
 Ing Groep NV..........................................    1,439,214       38,064,769
 *Koninklijke KPN NV...................................       43,622          191,541
 Koninklijke Philips Electronics NV....................      392,656       12,230,263
 Koninklijke Vendex KBB NV.............................       12,244          167,236
 NV Holdingsmij de Telegraaf...........................        6,800          143,574
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $44,555,108)...................................                    86,504,734
                                                                       --------------
SWITZERLAND -- (6.3%)
COMMON STOCKS -- (6.3%)
 #Baloise-Holding......................................      275,060       22,647,064
 Banque Cantonale Vaudois..............................        5,795          739,738
 Ciba Spezialitaetenchemie Holding AG..................        7,000          554,006
 Cie Financiere Richemont AG Series A..................      909,600       23,947,995
 #Clariant AG..........................................       12,800          320,251
 Fischer (Georg) AG, Schaffhausen......................       12,987        2,826,558
 Givaudan SA, Vernier..................................        1,702          665,909
 Helvetia Patria Holding...............................       22,926        3,409,408
 *Intershop Holding AG, Zuerich........................        5,400        2,895,128
 Jelmoli Holding AG, Zuerich...........................          500          449,970
 *Kuoni Reisen Holding AG..............................          860          231,087
 Pargesa Holding SA, Geneve............................        1,935        4,236,136
 Rieters Holdings......................................        1,390          337,127
 Schindler Holding AG, Hergiswil Partizipsch...........        3,469        7,085,150
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................        1,130          378,645
 Sig Holding AG........................................       40,330        5,148,171
 *UBS AG...............................................       42,000        2,196,813
 #Unaxis Holding AG....................................       17,100        2,103,707
 #Zurich Versicherungs-Gesellschaft - Allied AG........        9,364        2,172,504
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $57,350,813)...................................                    82,345,367
                                                                       --------------
ITALY -- (3.8%)
COMMON STOCKS -- (3.8%)
 #*Alitalia Linee Aeree Italiane SpA Series A..........      900,000          605,387
 #Banca di Roma SpA....................................    2,022,125        4,845,664
 #Banca Popolare di Lodi Scarl.........................      116,000        1,193,173
 *Banca Popolare di Milano.............................      325,400        1,349,766
 #Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................       87,000        1,108,643
 Banca Toscana.........................................      607,000        2,523,519
 #Buzzi Unicem SpA.....................................       63,000          559,142
 CIR SpA (Cie Industriale Riunite), Torino.............      500,000          598,847
 #Cia Assicuratrice Unipol SpA.........................      254,000          972,916

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 #Fiat SpA.............................................      482,482   $    5,769,644
 #IFIL Finanziaria Partecipazioni SpA..................      510,187        2,345,052
 Ing C.Olivetti & C SpA, Ivrea.........................    1,247,500        1,482,469
 #Intesabci SpA........................................    5,900,212       17,473,698
 #Italcementi Fabriche Riunite Cemento SpA, Bergamo....      378,560        3,448,239
 #Milano Assicurazioni SpA.............................      221,000          617,336
 #Parmalat Finanziaria SpA.............................      468,000        1,442,839
 #Pirelli SpA..........................................    1,115,000        1,514,597
 Rinascente per l'Esercizio di Grande Magazzini SpA....      252,500          901,120
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       40,000          630,798
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $49,837,696)...................................                    49,382,849
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)...........................................       51,693           23,664
                                                                       --------------
TOTAL -- ITALY
  (Cost $49,837,696)...................................                    49,406,513
                                                                       --------------
AUSTRALIA -- (3.6%)
COMMON STOCKS -- (3.6%)
 AMP, Ltd..............................................      198,889        1,902,651
 AXA Asia Pac Hldgs....................................    1,769,850        3,085,666
 Amcor, Ltd............................................      659,406        3,378,028
 Boral, Ltd............................................      687,465        1,502,103
 CSR, Ltd..............................................    1,092,526        4,069,298
 Commonwealth Bank of Australia........................       47,607          902,771
 Goodman Fielder, Ltd..................................    1,594,112        1,470,849
 Lion Nathan, Ltd......................................      529,600        1,438,967
 MIM Holdings..........................................    2,331,362        1,596,823
 Mirvac, Ltd...........................................      721,212        1,706,479
 Normandy Mining Corp..................................      721,573        2,152,547
 Nrma Insurance Group, Ltd.............................      827,000        1,544,832
 *One Tel Ltd..........................................    1,004,200           90,950
 Orica, Ltd............................................      324,030        1,692,968
 Origin Energy, Ltd....................................      598,130        1,168,090
 Paperlinx, Ltd........................................      350,400        1,043,306
 Publishing and Broadcasting, Ltd......................      396,940        2,089,631
 Quantas Airways, Ltd..................................    1,390,948        3,598,230
 Santos, Ltd...........................................      676,765        2,375,152
 Seven Network, Ltd....................................      225,871          759,467
 St. George Bank, Ltd..................................      341,977        3,803,831
 Stockland Trust Group.................................       20,000           51,964
 *Stockland Trust Group Issue 02.......................          641            1,600
 WMC, Ltd..............................................    1,077,515        5,898,092
 Westpac Banking Corp..................................          339            3,176
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $40,151,579)...................................                    47,327,471
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $383,405).....................................                       386,895
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $136).........................................          107               87
                                                                       --------------
                                                            SHARES             VALUE+
                                                            ------             ------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Rights 06/30/02
   (Cost $0)...........................................      161,533   $            0
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $40,535,120)...................................                    47,714,453
                                                                       --------------
SPAIN -- (3.2%)
COMMON STOCKS -- (3.2%)
 Acerinox SA...........................................      130,740        5,226,473
 #*Arcelor SA..........................................       30,000          430,217
 #Aurea Concesiones de Infraestructuras del Estado
   SA..................................................      155,700        3,392,151
 #Autopistas Concesionaria Espanola SA.................      500,301        5,272,279
 Banco de Andalucia....................................          900           39,939
 Banco Pastor SA.......................................      118,800        2,219,752
 Cementos Portland SA..................................          900           31,699
 #Cia Espanola de Petroleous SA........................      449,382        7,347,028
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................      108,900          779,318
 #Ebro Puleva SA.......................................       16,020          187,530
 Endesa SA, Madrid.....................................      190,892        2,960,423
 Iberdrola SA..........................................      535,000        7,447,286
 *Iberia Lineas Aereas de Espana SA....................       40,100           71,554
 Metrovacesa SA........................................       99,185        2,107,145
 Repsol SA.............................................       53,700          631,121
 Sol Melia SA..........................................        6,400           48,012
 *Terra Networks SA....................................       27,300          162,465
 Union Fenosa SA.......................................      230,000        4,132,045
                                                                       --------------
TOTAL -- SPAIN
  (Cost $31,690,233)...................................                    42,486,437
                                                                       --------------
SWEDEN -- (2.8%)
COMMON STOCKS -- (2.8%)
 #Billerud AB..........................................      152,584        1,511,972
 Gambro AB Series A....................................      351,000        2,396,825
 Gambro AB Series B....................................      125,700          858,350
 Holmen AB Series A....................................        6,300          164,640
 #Holmen AB Series B...................................       82,900        2,191,993
 *Pergo AB.............................................            3                6
 SSAB Swedish Steel Series A...........................      107,700        1,288,395
 SSAB Swedish Steel Series B...........................       38,000          437,028
 Skandinaviska Enskilda Banken Series A................      196,000        1,952,249
 Skandinaviska Enskilda Banken Series C................        9,800           88,556
 Svenska Cellulosa AB Series A.........................       57,000        1,969,552
 Svenska Cellulosa AB Series B.........................      266,500        9,276,932
 Svenska Kullagerfabriken AB Series A..................       68,400        1,717,285
 Svenska Kullagerfabriken AB Series B..................       89,700        2,238,238
 Volvo AB Series A.....................................      194,100        3,438,129
 Volvo AB Series B.....................................      373,100        6,934,439
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $33,436,074)...................................                    36,464,589
                                                                       --------------
HONG KONG -- (2.5%)
COMMON STOCKS -- (2.5%)
 #Amoy Properties, Ltd.................................    3,841,000        4,407,521
 #Hang Lung Development Co., Ltd.......................    1,765,000        1,674,571
 #Hysan Development Co., Ltd...........................    1,361,367        1,387,616

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Kerry Properties, Ltd.................................    1,308,130   $    1,417,212
 New World Development Co., Ltd........................    2,333,871        1,930,028
 Shangri-La Asia, Ltd..................................    2,982,000        2,293,961
 #Sino Land Co., Ltd...................................    4,976,107        1,834,234
 Swire Pacific, Ltd. Series A..........................    1,062,000        5,841,292
 Tsim Sha Tsui Properties, Ltd.........................    1,352,000        1,378,069
 Wharf Holdings, Ltd...................................    3,251,214        7,669,914
 #Wheelock and Co., Ltd................................    2,699,000        2,353,092
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $47,220,587)...................................                    32,187,510
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $12,760)......................................                        12,760
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $47,233,347)...................................                    32,200,270
                                                                       --------------
FINLAND -- (2.2%)
COMMON STOCKS -- (2.2%)
 Avestapolarit Oyj.....................................       30,272          148,477
 Fortum Oyj............................................    1,071,385        6,005,577
 Huhtamaki Van Leer Oyj................................        9,700          436,341
 Kesko Oyj.............................................      232,100        2,487,119
 Metra Oyj Series B....................................       47,700          770,943
 #Metsa-Serla Oyj Series B.............................      437,500        3,997,375
 Metso Oyj.............................................      171,757        2,406,931
 Outokumpu Oyj Series A................................      351,300        3,862,892
 Pohjola Group P.L.C. Series D.........................        9,200          157,460
 Stora Enso Oyj Series R...............................      547,800        7,983,707
                                                                       --------------
TOTAL -- FINLAND
  (Cost $24,404,639)...................................                    28,256,822
                                                                       --------------
BELGIUM -- (1.2%)
COMMON STOCKS -- (1.2%)
 *Banque Bruxelles Lambert VVPR........................          128                3
 #Groupe Bruxelles Lambert.............................       55,500        2,934,725
 Heidelberger Zement AG................................        7,666          331,237
 #Nationale a Portefeuille.............................        4,029          487,444
 Sofina SA.............................................       10,500          459,085
 #Solvay SA............................................      101,490        7,021,118
 Suez (ex Suez Lyonnaise des Eaux).....................       95,400        2,744,202
 Tessenderlo Chemie....................................       14,400          456,058
 #Union Miniere SA.....................................       40,200        1,682,151
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $13,450,418)...................................                    16,116,023
                                                                       --------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
 #Carlsberg A.S. Series B..............................       12,850          684,942
 Danisco A.S...........................................       26,130          926,345
 Danske Bank A.S.......................................      329,253        6,043,200
 *Gn Great Nordic A.S..................................       11,420           49,530
 *Jyske Bank A.S.......................................       16,350          402,864
 #Nordic Baltic Holding AB.............................      475,918        2,752,164
 Tele Danmark A.S......................................       11,250          294,171
                                                                       --------------
TOTAL -- DENMARK
  (Cost $7,346,003)....................................                    11,153,216
                                                                       --------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.7%)
 #Capitaland, Ltd......................................      517,000          442,689
 City Developments, Ltd................................      214,000          706,614
                                                            SHARES             VALUE+
                                                            ------             ------
 DBS Group Holdings, Ltd...............................       65,000   $      512,920
 Fraser & Neave, Ltd...................................      692,100        3,021,205
 *Fraser & Neave, Ltd..................................      116,000          496,634
 Keppel Corp., Ltd.....................................    1,657,000        3,765,003
 Overseas Chinese Banking Corp., Ltd...................       94,000          636,546
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $9,969,935)....................................                     9,581,611
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Singapore Dollars
   (Cost $867,595).....................................                       868,864
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $10,837,530)...................................                    10,450,475
                                                                       --------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
 Allied Irish Banks P.L.C..............................      103,405        1,439,414
 *Elan Corp. P.L.C.....................................       82,816          843,332
 Independent News & Media P.L.C........................       17,503           35,484
 Irish Permanent P.L.C.................................      102,920        1,554,776
 Jefferson Smurfit Group P.L.C.........................    1,559,414        4,632,831
                                                                       --------------
TOTAL -- IRELAND
  (Cost $6,786,618)....................................                     8,505,837
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A.............................      105,892        2,220,396
 #Den Norske Bank ASA Series A.........................      589,194        3,051,859
 Norsk Hydro ASA.......................................       16,700          840,000
 #Norske Skogindustrier ASA Series A...................        7,500          142,286
 *Storebrand ASA.......................................       41,900          271,942
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $6,009,012)....................................                     6,526,483
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $22,183)......................................                        22,491
                                                                       --------------
TOTAL -- NORWAY
  (Cost $6,031,195)....................................                     6,548,974
                                                                       --------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de Lisboa............      136,717        1,481,625
 *Cimpor Cimentos de Portugal SA.......................      100,653        1,922,994
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................       37,200          255,440
 Portugal Telecom SA...................................       50,082          364,951
 *Sonae SGPS SA........................................    1,385,100          957,571
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $5,282,349)....................................                     4,982,581
                                                                       --------------
GREECE -- (0.2%)
COMMON STOCKS -- (0.2%)
 *Agricultural Bank of Greece S.A......................       48,500          351,610
 Alpha Credit Bank.....................................       23,300          340,883
 *Commercial Bank of Greece............................       20,200          472,546
 EFG Eurobank Ergasias S.A.............................       60,097          803,996

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Hellenic Petroleum S.A................................      135,530   $      774,899
 National Bank of Greece...............................       23,200          479,436
                                                                       --------------
TOTAL -- GREECE
  (Cost $3,183,562)....................................                     3,223,370
                                                                       --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $2,003,278)...................................    1,509,500        1,453,235
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $33,132)......................................                        37,634
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $2,036,410)....................................                     1,490,869
                                                                       --------------
AUSTRIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Telekom Austria AG...................................       85,400          738,002
 #Voest-Alpine Stahl AG................................       23,100          726,845
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $1,367,453)....................................                     1,464,847
                                                                       --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $1,327,849)...................................                     1,347,517
                                                                       --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)...................................      691,000           83,647
                                                                       --------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.70%, 09/12/02, valued at $26,702,815) to be
   repurchased at $26,309,220
   (Cost $26,308,000)..................................   $   26,308       26,308,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,246,405,702)++..............................                $1,308,051,464
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,246,527,069.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (98.0%)
COMMON STOCKS -- (98.0%)
 *ASK Corp., Yokohama..................................      64,000    $     34,037
 Achilles Corp.........................................     549,000         676,845
 Advan Co., Ltd........................................      36,000         403,511
 Aica Kogyo Co., Ltd...................................     164,000       1,012,274
 *Aichi Corp...........................................      57,000         117,123
 #Aichi Machine Industry Co., Ltd......................     157,000         370,675
 Aichi Tokei Denki Co., Ltd............................      67,000         129,572
 Aida Engineering, Ltd.................................     160,000         464,139
 Aigan Co., Ltd........................................      15,000          82,796
 Aim Services Co., Ltd.................................       2,000          19,839
 Aiphone Co., Ltd......................................      27,400         293,649
 Airport Facilities Co., Ltd...........................      79,970         274,513
 Aisan Industry Co., Ltd...............................      42,000         307,976
 *Aiwa Co., Ltd........................................     122,300         337,037
 *Akai Electric Co., Ltd...............................     363,000           2,925
 Akebono Brake Industry Co., Ltd.......................     141,000         238,596
 *Allied Telesis KK....................................       8,000         360,997
 Aloka Co., Ltd........................................      43,000         296,251
 *Alpha Systems Inc....................................       8,000         165,672
 Alps Logistics Co., Ltd...............................      13,000          57,091
 Altech Co., Ltd.......................................      14,000          69,492
 Amada Sonoike Co., Ltd................................     191,414         356,296
 Amatsuji Steel Ball Manufacturing Co., Ltd............      12,000          80,741
 Ando Corp.............................................     120,000         127,638
 *Ando Electronic Co., Ltd.............................      34,000         155,616
 Anest Iwata Corp......................................      74,000         100,177
 Anrakutei Co., Ltd....................................      13,000          63,690
 Aoi Advertising Promotion, Inc........................      14,000          80,999
 Aoki International Co., Ltd...........................      74,200         271,447
 *Apic Yamada Corp.....................................       7,000          18,670
 *Arabian Oil Co., Ltd.................................      66,300         371,299
 *#Arai-Gumi, Ltd......................................      49,300          32,178
 Araya Industrial Co., Ltd.............................      84,000          69,041
 Argo 21 Corp..........................................      13,200         162,207
 Arisawa Manufacturing Co., Ltd........................      23,100         498,853
 Aronkasei Co., Ltd....................................      53,000         148,194
 #Asahi Denka Kogyo KK.................................     169,000       1,021,348
 Asahi Diamond Industrial Co., Ltd.....................      99,000         426,790
 Asahi Kogyosha Co., Ltd...............................      48,000         103,271
 *Asahi Optical Co., Ltd...............................     180,000         349,555
 Asahi Organic Chemicals Industry Co., Ltd.............     259,000         613,582
 Asahi Soft Drinks Co., Ltd............................      69,000         366,404
 *Asahi Tec Corp.......................................      86,000          92,860
 *Asahi Techno Glass Corp..............................      34,000          87,945
 *Asanuma Corp.........................................     145,000         137,872
 Ashimori Industry Co., Ltd............................      84,000         134,697
 Asia Securities Printing Co., Ltd.....................      16,000          96,438
 *Asics Corp...........................................     333,000         324,680
 Atom Corp.............................................       3,000          34,206
 Atsugi Nylon Industrial Co., Ltd......................     322,000         298,387
 Aucnet, Inc...........................................      15,000         150,362
 *Azel Corp., Tokyo....................................      89,000          45,181
 Azwell, Inc...........................................      93,400         319,861
                                                            SHARES           VALUE+
                                                            ------           ------
 *BOC Japan, Ltd., Tokyo...............................          47    $    252,628
 Bando Chemical Industries, Ltd........................     213,000         408,491
 Bank of Okinawa, Ltd..................................      27,300         452,064
 #Bank of the Ryukyus, Ltd.............................      30,280         322,074
 #Best Denki Co., Ltd..................................     132,000         452,052
 *Bosch Automotive Systems Corp........................     386,000         348,362
 Bull Dog Sauce Co., Ltd...............................      15,000          82,070
 Bunka Shutter Co., Ltd................................     134,000         334,728
 C Two-Network Co., Ltd................................      10,000         344,881
 CAC Corp..............................................      11,000         152,545
 #CKD Corp.............................................     113,000         464,381
 #CMK Corp.............................................      62,000         534,566
 CTI Engineering Co., Ltd..............................      19,000          88,186
 *Cabin Co., Ltd.......................................      67,000          72,344
 Calpis Co., Ltd.......................................     115,000         532,833
 Calsonic Corp.........................................     261,000         937,996
 Canon Aptex, Inc......................................      34,000         186,300
 Canon Electronics, Inc................................      40,000         240,450
 #Canon System & Support, Inc..........................      35,000         199,394
 *Carolina Co., Ltd....................................      40,000          26,752
 *Catena Corp..........................................      18,000          65,995
 Central Finance Co., Ltd..............................     180,000         628,038
 Central Security Patrols Co., Ltd.....................      12,000          69,234
 #Cesar Co.............................................      79,000          61,112
 *#Chiba Kogyo Bank, Ltd...............................      53,200         295,363
 Chino Corp............................................      70,000         169,781
 *Chisan Tokan Co., Ltd................................      64,000          32,490
 Chiyoda Co., Ltd......................................      58,000         640,286
 *#Chiyoda Corp........................................     247,000         529,425
 Chofu Seisakusho Co., Ltd.............................      25,000         364,825
 *Chori Co., Ltd.......................................     175,000         112,812
 Chuetsu Pulp and Paper Co., Ltd.......................     172,000         300,756
 *Chugai Ro Co., Ltd...................................     139,000         276,654
 Chugoku Marine Paints, Ltd............................     111,000         260,280
 Chugokukogyo Co., Ltd.................................      45,000          54,029
 *#Chukyo Sogo Bank, Ltd...............................     145,000         614,581
 Chuo Gyorui Co., Ltd..................................      35,000          56,124
 Chuo Spring Co., Ltd., Nagoya.........................      99,000         321,489
 *#Clarion Co., Ltd....................................     171,000         122,634
 Cleanup Corp..........................................      71,000         397,048
 *Co-Op Chemical Co., Ltd..............................      80,000          65,753
 Colowide Co., Ltd.....................................      14,000          92,280
 Computer Engineering & Consulting, Ltd................      25,000         289,885
 Copyer Co., Ltd.......................................      27,000          62,876
 Cosel Co., Ltd........................................      27,000         546,089
 *Cosmo Securities Co., Ltd............................     444,000         472,262
 Credia Co., Ltd.......................................      14,000         196,518
 *Cresco, Ltd..........................................       7,000          72,199
 #D'urban, Inc.........................................     114,000         116,663
 Dai Nippon Toryo, Ltd.................................     193,000         227,057
 Dai-Dan Co., Ltd......................................      80,000         303,624
 Daido Kogyo Co., Ltd..................................      60,000          87,026
 *Daido Steel Sheet Corp...............................      84,000         100,177
 Daidoh, Ltd...........................................      54,000         268,040
 Daihen Corp...........................................     205,000         267,605
 Daiho Corp............................................      96,000         113,714

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Daiichi Cement Co., Ltd...............................      33,000    $     57,437
 Dai-Ichi Jitsugyo Co., Ltd............................      80,000         106,365
 *Dai-Ichi Katei Denki Co., Ltd........................      91,000             733
 *Dai-Ichi Kogyo Seiyaku Co., Ltd......................      47,000          85,970
 Daiken Corp...........................................     195,000         477,676
 #Daiki Co., Ltd.......................................      31,000         296,759
 Daiko Shoken Business Co., Ltd........................       6,000          17,695
 *#Daikyo, Inc.........................................     268,000         196,518
 Daimei Telecom Engineering Corp.......................      66,000         218,049
 Dainichi Co., Ltd.....................................      15,200          52,177
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................     163,000         466,274
 Dainippon Shigyo Co., Ltd.............................      16,000          67,042
 Daiseki Co., Ltd......................................      24,000         422,560
 Daiso Co., Ltd........................................     112,000         206,671
 *#Daisue Construction Co., Ltd........................      92,500          26,833
 Daisyo Corp...........................................      24,000         213,311
 *Daito Woolen Spinning & Weaving Co., Ltd., Tokyo.....      42,000          20,306
 Daiwa Industries, Ltd.................................      76,000         214,954
 Daiwa Kosho Lease Co., Ltd............................     157,000         378,265
 *Daiwa Seiko, Inc.....................................     145,000         123,851
 *Daiwabo Co., Ltd.....................................     262,000         223,786
 Daiwabo Information System Co., Ltd...................      22,000         181,175
 *Dantani Corp.........................................      68,000             548
 Danto Corp............................................      42,000         140,450
 Data Communication System Co., Ltd....................       9,000         244,398
 Denki Kogyo Co., Ltd..................................      95,000         371,271
 Denyo Co., Ltd........................................      38,000         180,660
 *Descente, Ltd........................................     133,000         178,976
 *Dia Kensetsu Co., Ltd................................      31,000          51,208
 Diamond Computer Service Co., Ltd.....................      18,000         113,279
 *Dijet Industrial Co., Ltd............................      34,000          38,630
 Doshisha Co., Ltd.....................................      15,000         260,474
 *Dynic Corp...........................................      52,000          62,433
 Eagle Industry Co., Ltd...............................      43,000         158,001
 *Eco-Tech Construction Co., Ltd.......................      68,000          28,493
 #Edion Corp...........................................     112,316         458,855
 #Eiken Chemical Co., Ltd..............................      24,000         271,521
 *Elna Co., Ltd........................................      22,000          80,660
 Enplas Corp...........................................      18,000         494,598
 *Enshu, Ltd...........................................      69,000          66,720
 Ensuiko Sugar Refining Co., Ltd.......................      51,000          98,219
 Exedy Corp............................................      71,000         457,693
 *FDK Corp.............................................     105,000         291,900
 *First Baking Co., Ltd................................      67,000          82,062
 Fontaine Co., Ltd.....................................       5,000          58,017
 Foster Electric Co., Ltd..............................      32,000         129,185
 France Bed Co., Ltd...................................     193,000         482,108
 *Fudo Construction Co., Ltd...........................     201,000         110,136
 Fuji Denki Reiki Co., Ltd.............................      81,800         247,178
 Fuji Kiko Co., Ltd....................................      51,000          92,876
 *Fuji Kisen Kaisha, Ltd...............................       8,000          10,894
 *#Fuji Kosan Co., Ltd.................................     130,000         107,896
 #Fuji Kyuko Co., Ltd..................................     107,000         364,712
 *Fuji Spinning Co., Ltd., Tokyo.......................     163,000         101,136
 Fujicco Co., Ltd......................................      42,000         394,953
 *Fujii & Co., Ltd.....................................      44,000             355
 *Fujiko Co., Ltd......................................      55,000             886
 Fujikura Kasei Co., Ltd...............................      15,000          52,095
 #Fujirebio, Inc.......................................      75,000         757,248
                                                            SHARES           VALUE+
                                                            ------           ------
 Fujita Kanko, Inc.....................................     132,000    $    510,553
 Fujitec Co., Ltd......................................     126,000         710,713
 Fujitsu Business Systems, Ltd.........................      32,500         328,664
 Fujitsu Denso, Ltd....................................      36,000         223,657
 Fujitsu Devices, Inc..................................      32,000         248,830
 *Fujitsu General, Ltd.................................     111,000         325,574
 Fujitsu Kiden, Ltd....................................      16,000          58,017
 *Fujiya Co., Ltd......................................     190,000         267,927
 Fukuda Corp...........................................      65,000         179,129
 *Fukushima Bank, Ltd..................................     117,000         113,134
 *Fukusuke Corp........................................      95,000          48,227
 *Furukawa Battery Co., Ltd............................      45,000          89,564
 *Furukawa Co., Ltd....................................     208,000         192,747
 Fuso Lexel Inc........................................       8,000          41,772
 Fuso Pharmaceutical Industries, Ltd...................      99,000         375,735
 *Ga-jo-en Kanko KK....................................      37,000               0
 *Gakken Co., Ltd......................................     158,000         169,330
 Genki Sushi Co., Ltd..................................       3,000          32,151
 Geostar Corp..........................................      10,000          35,455
 Godo Shusei Co., Ltd..................................      74,000         153,843
 *Godo Steel, Ltd......................................     245,000         191,498
 *Goldwin, Inc.........................................      47,000          51,885
 Gourmet Kineya Co., Ltd...............................      31,000         226,316
 *Graphtec Corp........................................      39,000          33,312
 Gun-Ei Chemical Industry Co., Ltd.....................     164,000         284,124
 *#Gunze Sangyo, Inc., Tokyo...........................      90,000         195,083
 Hac Kimisawa Co., Ltd.................................      41,000         273,552
 Hagoromo Foods Corp...................................      14,000         112,586
 *Hakone Tozan Railway Co., Ltd........................      52,000         131,571
 Hakuto Co., Ltd.......................................      25,000         348,709
 Hakuyosha Co., Ltd....................................      57,000         139,628
 Hanwa Co., Ltd........................................     405,000         558,055
 Happinet Corp.........................................      15,000         150,120
 Harashin Co., Ltd.....................................       8,000          54,923
 Harima Chemicals, Inc.................................      37,000         108,823
 Harumoto Corp.........................................      32,000          55,697
 *Hayashikane Sangyo Co., Ltd..........................     128,000         100,048
 Heiwado Co., Ltd......................................      49,000         387,339
 #Hibiya Engineering, Ltd..............................      60,000         319,096
 Higashi-Nippon Bank, Ltd..............................      60,000         177,920
 *#Hikari Tsushin, Inc.................................      50,000         443,994
 *Hirabo Corp..........................................      79,000          33,739
 Hisaka Works, Ltd.....................................      48,000         191,071
 Hitachi Business Solution Co., Ltd....................      10,000          93,714
 *Hitachi Construction Machinery Co., Ltd..............     150,000         402,496
 *Hitachi Electronics Engineering Co., Ltd.............      13,000          48,710
 Hitachi Kiden Kogyo, Ltd..............................      20,000          67,687
 Hitachi Koki Co., Ltd.................................     177,000         651,801
 Hitachi Kokusai Electric, Inc.........................      76,000         404,800
 Hitachi Medical Corp..................................      53,000         711,503
 Hitachi Metals Techno, Ltd............................      12,000          32,876
 Hitachi Plant Engineering & Construction Co., Ltd.....     204,000         580,271
 Hitachi Powdered Metal Co., Ltd.......................      46,000         214,987
 *Hitachi Seiki Co., Ltd...............................     141,000         117,026
 Hitachi Tool Engineering, Ltd.........................      30,000         116,276
 Hochiki Corp..........................................      42,000         115,068
 *Hodogaya Chemical Co., Ltd...........................     100,000         165,994
 *Hohsui Corp..........................................      56,000          37,905
 Hokkai Can Co., Ltd., Tokyo...........................     116,000         245,833

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Hokkaido Bank, Ltd....................................     505,000    $    504,590
 Hokkaido Coca Cola Bottling Co., Ltd..................      26,000         145,608
 Hokkaido Gas Co., Ltd.................................      87,000         182,271
 Hokko Chemical Industry Co., Ltd......................      41,000         169,814
 *Hoko Fishing Co., Ltd................................      79,000             637
 *Hokuriku Electric Industry Co., Ltd..................     112,000          86,639
 Hokuriku Electrical Construction Co., Ltd.............      36,000          98,630
 Hokuriku Gas Co., Ltd.................................      64,000         182,561
 *Hokushin Co., Ltd....................................      39,900          30,865
 Homac Corp............................................      60,000         497,499
 Honen Ajinomoto Oil Mills, Inc........................     128,000         199,064
 Honshu Chemical Industry Co., Ltd.....................       3,000          14,263
 #Horiba, Ltd..........................................      54,000         456,452
 Horipro, Inc..........................................      16,000          83,545
 #Hosokawa Micron Corp.................................      40,000         196,937
 *Howa Machinery, Ltd..................................     181,000         131,264
 #I-Net Corp...........................................      12,000          56,374
 ISE Chemicals Corp....................................      17,000          54,383
 *Ichida and Co., Ltd..................................      23,400          19,610
 Ichikawa Co., Ltd.....................................      49,000         132,272
 *Ichiken Co., Ltd.....................................      48,000          38,678
 Ichikoh Industries, Ltd...............................     141,000         234,052
 Ichiyoshi Securities Co., Ltd.........................      54,000         222,787
 Idec Izumi Corp.......................................      60,000         297,339
 Ihara Chemical Industry Co., Ltd......................      80,000         153,424
 Iino Kaiun Kaisha, Ltd................................     161,000         264,656
 *#Ikegami Tsushinki Co., Ltd..........................     102,000         103,561
 Impact 21 Co., Ltd....................................      19,000         199,338
 Inaba Denki Sangyo Co., Ltd...........................      38,000         474,308
 Inaba Seisa Kusho Co., Ltd............................      18,700         266,861
 Inabata and Co., Ltd., Osaka..........................      85,000         407,532
 Inageya Co., Ltd......................................      77,000         559,658
 *#Intec, Inc..........................................      35,000         269,056
 *Inui Steamship Co., Ltd..............................      31,000          16,237
 *Iseki & Co., Ltd.....................................     322,000         262,061
 Ishii Hyoki Co., Ltd..................................       3,600          68,170
 Ishii Iron Works Co., Ltd.............................      52,000          95,116
 *Ishikawa Seisakusho, Ltd.............................      75,000          51,370
 *Ishikawajima Transport Machinery Co., Ltd............      16,000          30,298
 *Ishizuka Glass Co., Ltd..............................      49,000          79,363
 Itochu Fuel Corp......................................     192,000       1,008,729
 Itochu Warehouse Co., Ltd.............................      15,000          21,756
 Itoki Crebio Corp.....................................      56,000         118,678
 Iuchi Seieido Co., Ltd................................      17,000         219,177
 *Iwasaki Electric Co., Ltd............................     110,000         296,936
 Iwatsu Electric Co., Ltd..............................     145,000         287,428
 *Izukyu Corp..........................................       5,000          89,443
 *#Izumiya Co., Ltd....................................     128,000         730,245
 *#Izutsuya Co., Ltd...................................     123,000         233,907
 JMS Co., Ltd..........................................      59,000         179,233
 *Jac Holdings Co., Ltd................................      11,000          81,103
 Jaccs Co., Ltd........................................      84,000         244,350
 Jamco Corp............................................      18,000          65,270
 *Janome Sewing Machine Co., Ltd.......................     224,000         160,644
 Japan Aircraft Manufacturing Co., Ltd.................      70,000         124,657
 Japan Aviation Electronics Industry, Ltd..............     130,000         784,605
 Japan Business Computer Co., Ltd......................      34,000         384,107
 #Japan Carlit Co., Ltd................................      28,000         178,017
                                                            SHARES           VALUE+
                                                            ------           ------
 *Japan Coated Paper Manufacturing Co., Ltd............     132,000    $      1,064
 Japan Digital Laboratory Co., Ltd.....................      35,600         309,239
 Japan Foundation Engineering Co., Ltd.................      49,200         145,101
 Japan Information Processing Service Co., Ltd.........      26,000         258,113
 Japan Kenzai Co., Ltd.................................       4,000          14,827
 Japan Maintenance Co., Ltd............................      27,000          87,679
 Japan Medical Dynamic Marketing Inc...................      18,700         534,928
 *Japan Metals & Chemicals Co., Ltd....................     190,000           1,531
 Japan Oil Transportation Co., Ltd.....................      45,000          78,323
 *Japan Paperboard Industries Co., Ltd., Tokyo.........     127,000         198,532
 Japan Pulp and Paper Co., Ltd.........................      99,000         295,163
 *#Japan Steel Works, Ltd..............................     546,000         563,155
 *#Japan Storage Battery Co., Ltd......................     187,000         409,861
 Japan Transcity Corp..................................      90,000         182,030
 Japan Vilene Co., Ltd.................................     101,000         199,394
 Japan Wool Textile Co., Ltd...........................     138,000         529,312
 Jastec Co., Ltd.......................................       8,000         228,202
 #Jeans Mate Corp......................................       9,800          72,019
 #Jeol, Ltd............................................      97,000         601,850
 Jidosha Denki Kogyo Co., Ltd..........................      10,000          20,064
 *Joban Kosan Co., Ltd.................................     101,000         106,615
 #Joint Corp...........................................      15,500         224,692
 *#Joshin Denki Co., Ltd...............................      98,000         110,555
 Jsp Corp..............................................      16,000          85,092
 *#Jujiya Co., Ltd.....................................     161,000          57,083
 Juken Sangyo Co., Ltd.................................      86,000         686,056
 *#Juki Corp...........................................     153,000         416,710
 *Jyomo Co., Ltd.......................................      48,000          66,140
 K.R.S. Corp...........................................       8,000          66,398
 KTK Telecommunications Engineering Co., Ltd...........      45,202         193,045
 Kabuki-Za Co., Ltd....................................      15,000         501,609
 Kadokawa Shoten Publishing Co., Ltd...................      27,000         509,103
 #Kaga Electronics Co., Ltd............................      33,000         569,054
 Kagawa Bank, Ltd......................................      83,350         433,203
 Kahma Co., Ltd........................................      46,000         222,400
 *Kakuei (L.) Corp.....................................     100,000             806
 Kameda Seika Co., Ltd.................................      19,000          94,923
 Kamei Corp............................................      59,000         258,153
 Kanaden Corp..........................................      50,000         169,217
 Kanagawa Chuo Kotsu Co., Ltd..........................      90,000         488,796
 #Kanamoto Co., Ltd....................................      43,000         167,356
 *#Kanematsu Corp......................................     402,500         755,697
 Kanematsu Electronics, Ltd............................      38,000         280,176
 *Kanematsu-NNK Corp...................................      60,000          84,609
 Kanto Auto Works, Ltd., Yokosuka......................      78,000         438,080
 *Kanto Bank, Ltd......................................      19,100         163,142
 Kanto Denka Kogyo Co., Ltd............................      83,000         217,364
 Kanto Natural Gas Development Co., Ltd................     104,000         458,402
 *Kanto Special Steel Works, Ltd.......................      84,000          36,551
 Kasai Kogyo Co., Ltd..................................      28,000          43,094
 Kasei (C.I.) Co., Ltd.................................      46,000         150,120
 #Kasumi Co., Ltd......................................     132,000         457,370
 Katakura Chikkarin Co., Ltd...........................      17,000          43,835
 #Katakura Industries Co., Ltd.........................      49,000         351,408

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Kato Sangyo Co., Ltd..................................      51,000    $    236,300
 *Kato Spring Works Co., Ltd...........................      78,000         108,734
 Kato Works Co., Ltd...................................      82,000         103,078
 Katsumura Construction Co., Ltd.......................      48,600          44,253
 Kawada Industries, Inc................................      76,000         131,667
 Kawai Musical Instruments Manufacturing Co., Ltd......      99,000          84,560
 *Kawashima Textile Manufacturers, Ltd.................     126,000         118,791
 *Kawasho Corp.........................................     222,000         214,664
 Kawasho Gecoss Corp...................................      52,000         126,123
 Kawasumi Laboratories, Inc............................      26,000         263,560
 *Kayaba Industry Co., Ltd.............................     321,000         470,763
 Keihin Co., Ltd.......................................     100,000         117,646
 Keiyo Co., Ltd........................................     104,900         706,655
 #Kentucky Fried Chicken Japan, Ltd....................      10,000         212,328
 *#Kenwood Corp........................................     201,000         215,414
 Key Coffee, Inc.......................................      33,000         401,795
 #Kibun Food Chemifa Co., Ltd..........................      35,000         143,835
 *Kimmon Manufacturing Co., Ltd........................      41,000          41,627
 *Kimura Chemical Plants Co., Ltd......................      27,000          32,417
 *Kinki Nippon Tourist Co., Ltd........................     133,000         306,509
 Kinki Sharyo Co., Ltd., Nagaokakyo....................     101,000         131,845
 Kinseki, Ltd..........................................      56,000         322,641
 *Kinsho-Mataichi Corp.................................      21,000          48,058
 *Kinugawa Rubber Industrial Co., Ltd..................      83,000          64,206
 Kioritz Corp..........................................      96,000         133,053
 Kishu Paper Co., Ltd..................................     125,000         162,167
 #Kisoji Co., Ltd......................................      22,000         251,908
 *Kitagawa Iron Works Co., Ltd.........................     124,000         111,909
 Kita-Nippon Bank, Ltd.................................       8,506         323,514
 Kitano Construction Corp..............................     116,000         166,381
 Kitz Corp.............................................     234,000         313,004
 Koa Corp..............................................      58,000         546,814
 Koatsu Gas Kogyo Co., Ltd.............................      78,000         215,583
 Kobayashi Yoko Co., Ltd...............................       8,000         137,308
 Koito Industries, Ltd.................................       8,000          18,952
 #Kojima Co., Ltd......................................      40,000         524,090
 *Kokune Corp..........................................      42,000          13,199
 Kokusai Kogyo Co., Ltd................................      60,000         225,784
 Komai Tekko, Inc......................................      53,000         107,195
 *Komatsu Construction Co., Ltd........................      29,000          28,976
 *Komatsu Electronics Metals Co., Ltd..................      25,000         146,856
 #Komatsu Forklift Co., Ltd............................     153,000         210,821
 Komatsu Seiren Co., Ltd...............................      75,000         169,822
 Komatsu Wall Industry Co., Ltd........................      14,000         138,420
 Komatsu Zenoah Co.....................................      73,000         167,646
 Konaka Co., Ltd.......................................      27,000         171,876
 Kondotec, Inc.........................................       1,500           6,527
 Konishi Co., Ltd......................................      28,000         248,185
 Kosaido Co., Ltd......................................      34,000         320,546
 *Kosei Securities Co., Ltd............................     137,000         166,695
 *Krosaki Corp.........................................      96,000          92,054
 Kumiai Chemical Industry Co., Ltd., Tokyo.............     153,000         247,807
 Kurabo Industries, Ltd................................     374,000         554,517
 Kurimoto, Ltd.........................................     204,000         369,861
 Kuroda Electric Co., Ltd..............................      18,000         421,351
 #Kyoden Co., Ltd......................................      68,000         252,053
 #Kyodo Printing Co., Ltd..............................     132,000         755,193
 Kyodo Shiryo Co., Ltd.................................     145,000         120,346
 Kyoei Sangyo Co., Ltd.................................      44,000         113,811
                                                            SHARES           VALUE+
                                                            ------           ------
 Kyoei Tanker Co., Ltd.................................      53,000    $     53,811
 Kyokuto Boeki Kaisha, Ltd.............................      36,000         100,660
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................      38,300         216,034
 Kyokuyo Co., Ltd......................................     167,000         192,432
 #Kyoritsu Maintenance Co., Ltd........................       7,800         161,216
 Kyosan Electric Manufacturing Co., Ltd................      94,000         183,303
 Kyowa Electronic Instruments Co., Ltd.................      30,000          63,577
 Kyowa Leather Cloth Co., Ltd..........................      32,000         141,305
 #Kyudenko Corp........................................     122,000         438,450
 *#Kyushu-Shinwa Holdings, Inc.........................     144,000         364,349
 #Laox Co., Ltd........................................      21,000          41,797
 #Life Corp............................................      83,000         611,294
 *Lonseal Corp.........................................      18,000          11,749
 #MR Max Corp..........................................      56,300         147,894
 Maeda Road Construction Co., Ltd......................     105,000         370,586
 Maezawa Industries, Inc...............................      27,700         138,834
 Maezawa Kaisei Industries Co., Ltd....................      20,600         214,298
 Maezawa Kyuso Industries Co., Ltd.....................      10,000          57,453
 *Magara Construction Co., Ltd.........................      61,000          52,103
 *#Makino Milling Machine Co., Ltd.....................     125,000         521,754
 *Mamiya-Op Co., Ltd...................................      58,000         137,405
 Mars Engineering Corp.................................      13,000         414,824
 Marubun Corp..........................................      37,800         317,384
 *Marudai Food Co., Ltd................................     232,000         228,073
 *Maruei Department Store Co., Ltd.....................      72,000          95,729
 Maruetsu, Inc.........................................     189,000         721,881
 Maruha Corp...........................................     434,000         433,648
 #Marusan Securities Co., Ltd..........................     117,000         386,541
 Maruwa Co., Ltd.......................................      13,000         222,078
 Maruwn Corp...........................................      44,000          84,028
 Maruya Co., Ltd.......................................      14,000         123,529
 Maruyama Manufacturing Co., Inc.......................      73,000          75,294
 *#Maruzen Co., Ltd....................................     179,000         372,133
 Maruzen Co., Ltd......................................       5,000          15,955
 Maruzen Showa Unyu Co., Ltd...........................     175,000         332,794
 Maspro Denkoh Corp....................................      27,000         262,166
 Matsuda Sangyo Co., Ltd...............................      27,000         293,713
 Matsui Construction Co., Ltd..........................      40,000          93,795
 Matsuo Bridge Co., Ltd................................      37,000          60,822
 Matsuya Co., Ltd......................................      74,000         278,467
 Matsuya Foods Co., Ltd................................      20,000         402,899
 Matsuzakaya Co., Ltd..................................     123,000         309,233
 Meiden Engineering Co., Ltd...........................      31,000         129,395
 *Meidensha Corp.......................................     296,000         555,742
 Meiji Shipping Co., Ltd...............................      47,000          62,490
 Meiko National Securities Co., Ltd....................      99,000         264,849
 Meisei Industrial Co., Ltd............................      29,000          56,083
 Meito Sangyo Co., Ltd.................................      38,000         528,200
 Meito Transportation Co., Ltd.........................       9,000          73,610
 Meiwa Estate Co., Ltd.................................      34,000         328,491
 *Meiwa Trading Co., Ltd...............................      55,000          73,569
 #Melco, Inc...........................................      28,000         526,830
 *Mercian Corp.........................................     212,000         367,282
 Milbon Co., Ltd.......................................      12,000         338,435
 #Mimasu Semiconductor Industry Co., Ltd...............      30,000         404,913
 *Minolta Co., Ltd.....................................     294,000         836,272
 Miroku Jyoho Service Co., Ltd.........................      12,000          51,442
 #Misawa Homes Co., Ltd................................     262,900         425,807
 *Misawa Resort Co., Ltd...............................      40,000          66,398

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Mito Securities Co., Ltd..............................      63,000    $    153,819
 Mitsuba Corp..........................................      67,000         277,500
 *Mitsubishi Cable Industries, Ltd.....................     270,000         308,943
 *Mitsubishi Kakoki Kaisha, Ltd........................     117,000         146,131
 Mitsubishi Pencil Co., Ltd............................      61,000         369,144
 Mitsubishi Plastics, Inc..............................     310,000         504,590
 *Mitsubishi Shindoh Co., Ltd..........................      82,000         140,740
 *Mitsubishi Steel Manufacturing Co., Ltd..............     253,000         197,751
 Mitsuboshi Belting, Ltd...............................     153,000         359,998
 *#Mitsui Construction Co., Ltd........................     157,000          55,664
 *Mitsui High-Tec, Inc.................................      58,000         554,759
 Mitsui Home Co., Ltd..................................      97,000         272,005
 *Mitsui Matsushima Co., Ltd...........................      90,000          94,278
 *Mitsui Mining Co., Ltd...............................     225,000         159,548
 Mitsui Sugar Co., Ltd.................................     116,000         199,096
 Mitsui-Soko Co., Ltd..................................     204,000         420,819
 Mitsumura Printing Co., Ltd...........................      49,000         144,512
 Mitsuuroko Co., Ltd...................................      76,000         428,684
 Miura Co., Ltd........................................      31,000         382,439
 Miura Printing Corp...................................      16,000          49,379
 Miyaji Iron Works Co., Ltd............................      90,000         129,089
 Miyoshi Oil & Fat Co., Ltd............................     120,000         213,697
 Miyuki Keori Co., Ltd.................................      50,000         148,670
 Mizuno Corp...........................................     179,000         519,256
 Mkc-Stat Corp.........................................      41,000         375,638
 #Morinaga & Co., Ltd..................................     220,000         395,324
 #Morishita Jinton Co., Ltd............................      19,800         174,386
 Morita Corp...........................................      72,000         241,352
 Moritex Corp..........................................      15,000         173,690
 Morozoff, Ltd., Osaka.................................      50,000          87,026
 Mory Industries, Inc..................................      66,000          92,538
 #Mos Food Services, Inc...............................      47,000         341,610
 *Mutoh Industries, Ltd................................      61,000         113,545
 Mutow Co., Ltd........................................      38,000         136,873
 Mycal Hokkaido Corp...................................      26,000         167,606
 Myojo Foods Co., Ltd..................................      25,000          47,139
 NAC Co., Ltd..........................................      13,000         104,230
 #NEC System Integration & Construction, Ltd...........      58,000         605,702
 NOF Corp..............................................      54,000         123,142
 *Nabco, Ltd...........................................     120,000         135,374
 Nachi-Fujikoshi Corp..................................     433,000         645,484
 Nagano Bank, Ltd......................................     122,000         377,500
 *Nagano Japan Radio Co., Ltd..........................       6,000          14,263
 Nagatanien Co., Ltd...................................      56,000         349,265
 Naigai Clothes Co., Ltd...............................      30,000          66,962
 *Naigai Co., Ltd......................................     109,000          79,049
 Nakabayashi Co., Ltd..................................      92,000         143,819
 Nakamuraya Co., Ltd...................................      85,000         176,711
 *#Nakano Corp.........................................      66,000          26,059
 *Nakayama Steel Works, Ltd............................     206,000         157,694
 Nemic-Lambda KK.......................................      26,484         272,948
 Neturen Co., Ltd., Tokyo..............................      67,000         172,763
 New Japan Radio Co., Ltd..............................      29,000         180,636
 Nichia Steel Works, Ltd...............................      64,900         150,090
 #Nichias Corp.........................................     237,000         452,608
 Nichiban Co., Ltd.....................................      58,000         157,968
 *Nichiboshin, Ltd.....................................       1,190             959
 Nichiha Corp..........................................      52,980         486,679
 *Nichimen Corp........................................     442,000         402,463
 Nichimo Co., Ltd......................................      54,000          66,575
                                                            SHARES           VALUE+
                                                            ------           ------
 *Nichimo Corp.........................................      85,000    $     35,616
 Nichireki Co., Ltd....................................      44,000         140,048
 Nichiro Corp..........................................     289,000         360,957
 Nidec Tosok Corp......................................       3,000          16,922
 #Nihon Dempa Kogyo Co., Ltd...........................      28,000         496,371
 *Nihon Inter Electronics Corp.........................      11,000          21,096
 *Nihon Kentetsu Co., Ltd..............................      27,000          33,287
 Nihon Kohden Corp.....................................      85,000         375,340
 Nihon Matai Co., Ltd..................................      50,000          84,609
 Nihon Nohyaku Co., Ltd................................     103,000         156,864
 Nihon Nosan Kogyo KK..................................     201,000         294,777
 Nihon Parkerizing Co., Ltd............................      92,000         266,880
 Nihon Shokuh Kako Co., Ltd............................      26,000          50,701
 *Nihon Spindle Manufacturing Co., Ltd.................      56,000          83,932
 Nihon Tokushu Toryo Co., Ltd..........................      35,000          97,300
 *Niigata Engineering Co., Ltd.........................     142,000           1,144
 Nikken Chemicals Co., Ltd.............................     130,000         367,685
 Nikkiso Co., Ltd......................................     107,000         515,597
 Nikko Co., Ltd., Akashi...............................      65,000         155,035
 *Nippei Toyama Corp...................................      34,000          57,260
 Nippon Beet Sugar Manufacturing Co., Ltd..............     265,000         352,335
 *Nippon Carbide Industries Co., Inc., Tokyo...........     101,000          76,502
 *#Nippon Carbon Co., Ltd..............................     177,000         186,840
 #Nippon Ceramic Co., Ltd..............................      32,000         389,877
 #Nippon Chemical Industrial Co., Ltd..................     131,000         202,674
 Nippon Chemi-Con Corp.................................     113,000         466,202
 *Nippon Chemiphar Co., Ltd............................      49,000         207,291
 *Nippon Chutetsukan KK................................      44,000          50,701
 *Nippon Columbia Co., Ltd.............................      99,000         152,368
 Nippon Concrete Industries Co., Ltd...................      65,000          65,471
 Nippon Conlux Co., Ltd................................      63,000         243,673
 *Nippon Conveyor Co., Ltd.............................      43,000          24,254
 Nippon Denko Co., Ltd.................................     159,000         286,993
 Nippon Densetsu Kogyo Co., Ltd........................     118,000         449,748
 Nippon Denwa Shisetu Co., Ltd.........................      90,000         237,871
 Nippon Felt Co., Ltd..................................      28,000          85,286
 Nippon Fine Chemical Co., Ltd.........................      40,000         125,382
 Nippon Flour Mills Co., Ltd...........................     186,000         443,640
 Nippon Formula Feed Manufacturing Co., Ltd............     100,000         102,336
 Nippon Gas Co., Ltd...................................      62,000         433,648
 *Nippon Hume Pipe Co., Ltd............................      43,000          57,864
 *Nippon Kasei Chemical Co., Ltd.......................     154,000         202,271
 *Nippon Kinzoku Co., Ltd..............................      93,000          91,426
 Nippon Koei Co., Ltd., Tokyo..........................     146,000         270,587
 Nippon Kokan Koji Corp................................      32,000          86,639
 #Nippon Konpo Unyu Soko Co., Ltd......................      59,000         411,239
 *Nippon Koshuha Steel Co., Ltd........................     151,000         100,991
 *Nippon Lace Co., Ltd.................................      26,000           9,218
 Nippon Light Metal Co., Ltd...........................     570,000         546,572
 *Nippon Metal Industry Co., Ltd.......................     282,000         311,312
 Nippon Pillar Packing Co., Ltd........................      15,000          77,356
 Nippon Pipe Manufacturing Co., Ltd....................      35,000          83,481
 *Nippon Piston Ring Co., Ltd..........................     133,000         123,247
 Nippon Road Co., Ltd..................................     147,000         177,678
 Nippon Seiki Co., Ltd.................................      76,000         352,746
 *Nippon Seisen Co., Ltd...............................      39,000          59,710
 Nippon Sharyo, Ltd....................................     215,000         377,677
 Nippon Shinyaku Co., Ltd..............................      73,000         391,174
 Nippon Signal Co., Ltd................................     109,000         316,195

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Nippon Soda Co., Ltd.................................     192,000    $    493,535
 *Nippon Steel Chemical Co., Ltd.......................     306,000         500,545
 Nippon Suisan Kaisha, Ltd.............................     246,000         386,541
 Nippon Synthetic Chemical Industry Co., Ltd...........     152,000         204,544
 Nippon Systemware Co., Ltd............................      20,000         320,224
 #Nippon Thompson Co., Ltd.............................      77,000         483,962
 Nippon Tungsten Co., Ltd..............................       3,000           4,956
 Nippon Typewriter Co., Ltd............................      11,000          35,987
 *Nippon Valqua Industries, Ltd........................     119,000         163,013
 *Nippon Yakin Kogyo Co., Ltd..........................     243,000          80,282
 Nippon Yusoki Co., Ltd................................      49,000          88,444
 #Nishimatsuya Chain Co., Ltd..........................      20,400         629,585
 *Nissan Construction Co., Ltd.........................     103,000             830
 *#Nissan Diesel Motor Co., Ltd........................     284,000         254,019
 Nissan Shatai Co., Ltd................................     251,000         624,968
 *Nisseki House Industry Co., Ltd......................     260,000          58,662
 Nissha Printing Co., Ltd..............................      81,000         482,342
 #Nisshin Fire & Marine Insurance Co., Ltd.............     201,000         377,379
 *Nisshin Fudosan Co., Ltd.............................       9,000          89,927
 #Nisshin Oil Mills, Ltd...............................     196,000         614,372
 Nissho Electronics Corp...............................      23,000         349,168
 Nissin Corp...........................................     150,000         234,487
 Nissin Electric Co., Ltd..............................     187,000         307,395
 Nissin Kogyo Co., Ltd.................................      22,500         580,174
 Nissin Sugar Manufacturing Co., Ltd...................      96,000         133,827
 Nissui Pharmaceutical Co., Ltd........................      13,000          57,614
 Nitsuko Corp..........................................      75,000         272,561
 Nitta Corp............................................      42,000         362,125
 Nittetsu Mining Co., Ltd..............................     147,000         274,809
 #Nitto Boseki Co., Ltd................................     364,000         448,764
 Nitto Construction Co., Ltd...........................      39,000          94,278
 Nitto Electric Works, Ltd.............................      67,000         444,325
 Nitto Flour Milling Co., Ltd..........................      54,000         101,820
 Nitto Kohki Co., Ltd..................................      25,000         441,174
 Nitto Seiko Co., Ltd..................................      56,000          74,004
 *Nitto Seimo Co., Ltd.................................      32,000          18,823
 Nittoc Construction Co., Ltd..........................      61,000         222,666
 Noda Corp.............................................       1,300           4,274
 Nohmi Bosai, Ltd......................................      59,000         258,153
 Nomura Co., Ltd.......................................       6,000          17,695
 O-M, Ltd..............................................      46,000          43,368
 *OKK Corp.............................................     101,000          73,247
 OSG Corp..............................................     133,000         661,245
 *Obayashi Road Corp...................................      65,000         104,754
 Odakyu Construction Co., Ltd..........................      29,000          55,616
 Odakyu Real Estate Co., Ltd...........................      58,000         147,686
 Ohki Corp.............................................      73,000         124,117
 *Ohtsu Tire & Rubber Co., Ltd.........................     126,000         251,795
 Oiles Corp............................................      30,000         415,791
 #Oji Paper Co., Ltd...................................      29,430         152,248
 #Okabe Co., Ltd.......................................      39,000          98,049
 Okamoto Industries, Inc...............................     212,000         420,239
 *Oki Electric Cable Co., Ltd..........................      56,000          95,664
 Okinawa Electric Power Co., Ltd.......................      20,000         402,899
 *Okuma and Howa Machinery, Ltd........................      69,000          61,716
 *Okuma Corp...........................................     163,000         330,989
 *Okura and Co., Ltd...................................     128,000               0
 Okura Industrial Co., Ltd.............................      96,000         280,031
 Olympic Corp..........................................      31,000         432,149
 *Ono Sokki Co., Ltd...................................      43,000          84,544
                                                            SHARES           VALUE+
                                                            ------           ------
 *#Optec Dai-Ichi Denko Co., Ltd.......................     192,333    $     80,590
 Organo Corp...........................................     101,000         420,763
 *Orient Watch Co., Ltd................................      12,000          14,601
 Oriental Construction Co., Ltd........................      39,000         130,732
 Oriental Yeast Co., Ltd...............................      34,000         169,862
 Origin Electric Co., Ltd..............................      54,000         197,984
 Osaka Securities Finance Co., Ltd.....................      54,000          87,461
 Osaka Steel Co., Ltd..................................      62,000         329,732
 Osaki Electric Co., Ltd...............................      56,000         257,662
 Oyo Corp..............................................      47,000         458,257
 P.S.C. Corp...........................................      35,000         124,375
 PCA Corp..............................................       3,000          24,585
 Pacific Industrial Co., Ltd...........................      78,000         194,842
 *Pacific Metals Co., Ltd..............................     299,000         281,892
 #Parco Co., Ltd.......................................      82,000         419,579
 *Pasco Corp...........................................     111,500         346,807
 Penta-Ocean Construction Co., Ltd.....................     379,000         378,692
 Pigeon Corp...........................................      37,000         248,951
 *Pilot Group Holdings Corp............................          32         147,235
 Pocket Card Co., Ltd..................................      41,000         409,667
 *Pokka Corp...........................................      48,000         108,299
 Poplar Co., Ltd.......................................       6,600          80,625
 *Press Kogyo Co., Ltd.................................     143,000         103,706
 *Prima Meat Packers, Ltd..............................     230,000         124,173
 Pulstec Industrial Co., Ltd...........................      21,200         125,559
 Q'Sai Co., Ltd........................................      42,000         236,227
 Raito Kogyo Co., Ltd..................................      84,900         267,492
 Rasa Industries, Ltd..................................     119,000         211,917
 Renown Look, Inc......................................      50,000          79,774
 *#Renown, Inc.........................................     402,000         259,144
 Rheon Automatic Machinery Co., Ltd....................      40,000         119,580
 *Rhythm Watch Co., Ltd................................     344,000         340,949
 Ricoh Elemex Corp.....................................      11,000          45,205
 #Ricoh Leasing Co., Ltd...............................       4,000          62,788
 Right On Co., Ltd.....................................      14,000         106,043
 Riken Corp............................................     193,000         492,995
 Riken Keiki Co., Ltd..................................      33,000         119,661
 Riken Vinyl Industry Co., Ltd.........................     123,000         325,091
 Riken Vitamin Co., Ltd................................      24,000         272,682
 Ringer Hut Co., Ltd...................................      26,000         245,961
 Rock Field Co., Ltd...................................      14,000         227,879
 #Rohto Pharmaceutical Co., Ltd........................      56,000         448,990
 Roland Corp...........................................      26,400         269,955
 Royal Co., Ltd........................................      62,000         494,598
 *Ryobi, Ltd...........................................     238,000         329,861
 Ryoden Trading Co., Ltd...............................      80,000         215,954
 Ryoyo Electro Corp....................................      45,000         455,074
 S Foods, Inc..........................................      28,000         143,722
 S.T. Chemical Co., Ltd................................      48,000         249,862
 SMK Corp..............................................     127,000         419,579
 SPC Electronic Corp...................................      29,000         188,347
 SRL, Inc..............................................      42,000         437,258
 *SXL Corp.............................................     148,000         175,309
 Saeki Kensetsu Kogyo Co., Ltd.........................      71,000          70,370
 #Sagami Chain Co., Ltd................................      37,000         293,971
 Sagami Co., Ltd.......................................      60,000         192,908
 *Sailor Pen Co., Ltd..................................      44,000         120,902
 Sakai Chemical Industry Co., Ltd......................     141,000         557,861
 Sakai Heavy Industries, Ltd...........................      60,000          85,092
 *Sakai Ovex Co., Ltd..................................      85,000          51,370
 Sakata Inx Corp.......................................      92,000         250,571
 *Sakurada Co., Ltd....................................      38,000          23,884

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Sala Corp.............................................      41,000    $    222,344
 San-Ai Oil Co., Ltd...................................     118,000         302,367
 Sankei Building Co., Ltd..............................      97,000         297,017
 Sanki Engineering Co., Ltd............................     105,000         547,418
 Sanko Co., Ltd........................................       2,000           9,508
 *Sanko Metal Industrial Co., Ltd., Tokyo..............      54,000          43,078
 *Sankyo Aluminum Industry Co., Ltd....................     359,000         295,067
 *Sankyo Seiki Manufacturing Co., Ltd..................      76,000         225,365
 Sankyo Seiko Co., Ltd.................................      86,000         228,685
 *Sankyu, Inc., Tokyo..................................     415,000         414,663
 Sanoh Industrial Co., Ltd.............................      53,000         182,360
 Sanshin Electronics Co., Ltd..........................      51,000         228,081
 Sanwa Electric Co., Ltd...............................      17,000          27,260
 Sanyo Denki Co., Ltd..................................      65,000         171,272
 Sanyo Engineering & Construction, Inc.................       9,000          22,699
 Sanyo Industries, Ltd., Tokyo.........................      48,000         148,911
 Sanyo Special Steel Co., Ltd..........................     339,000         322,335
 Sasebo Heavy Industries Co., Ltd., Tokyo..............     257,000         246,437
 *Sata Construction Co., Ltd., Gumma...................      61,000          34,408
 Sato Shoji Corp.......................................      31,000          80,934
 Satori Electric Co., Ltd..............................      10,400          56,316
 *Sawafugji Electric Co., Ltd..........................      31,000          48,211
 Secom Techno Service Co., Ltd.........................       9,000         211,763
 *Seijo Corp...........................................       8,000          87,284
 Seika Corp............................................     145,000         175,261
 *Seikitokyu Kogyo Co., Ltd............................      86,000          56,825
 *Seiko Corp...........................................     102,407         239,306
 Seirei Industry Co., Ltd..............................      12,000          13,054
 Seiren Co., Ltd.......................................      81,000         277,396
 Sekisui Jushi Co., Ltd................................      85,000         287,670
 Sekisui Plastics Co., Ltd.............................     150,000         251,409
 Sekiwa Real Eastate, Ltd..............................      16,000          79,935
 Senko Co., Ltd........................................     205,000         389,845
 Senshukai Co., Ltd....................................      70,000         350,844
 Shaddy Co., Ltd.......................................      27,000         256,727
 *#Shibaura Engineering Works Co., Ltd.................      71,000         304,938
 Shibusawa Warehouse Co., Ltd..........................     119,000         233,012
 Shibuya Kogyo Co., Ltd................................      54,000         362,464
 *Shikibo, Ltd.........................................     155,000          69,943
 #Shikoku Chemicals Corp...............................      89,000         329,893
 Shikoku Coca-Cola Bottling Co., Ltd...................      31,000         263,786
 Shimizu Bank, Ltd.....................................      12,600         534,050
 *#Shimura Kako Co., Ltd...............................      55,000          54,512
 Shin Nippon Air Technologies Co., Ltd.................      37,180         116,842
 Shinagawa Fuel Co., Ltd...............................     160,000         629,166
 Shinagawa Refractories Co., Ltd.......................     116,000         160,773
 #Shindengen Electric Manufacturing Co., Ltd...........     106,000         345,075
 Shin-Etsu Polymer Co., Ltd............................     111,000         442,745
 #Shinkawa, Ltd........................................      21,000         499,191
 Shin-Keisei Electric Railway Co., Ltd.................      32,000          97,985
 Shinki Co., Ltd.......................................      61,000         343,092
 *Shinko Electric Co., Ltd.............................     257,000         540,504
 Shinko Shoji Co., Ltd.................................      41,000         177,743
 Shin-Kobe Electric Machinery Co., Ltd.................      71,000         295,784
 *Shinmaywa Industries, Ltd............................     168,000         299,176
 *Shinsho Corp.........................................     110,000         125,865
                                                            SHARES           VALUE+
                                                            ------           ------
 *Shinwa Kaiun Kaisha, Ltd.............................     238,000    $    143,835
 *Shinyei Kaisha.......................................      54,000          52,651
 Shiroki Co., Ltd......................................     132,000         231,876
 Sho-Bond Corp.........................................      39,100         296,163
 Shobunsha Publications, Inc...........................      25,000         275,784
 *#Shochiku Co., Ltd...................................      99,000         470,666
 Shoei Co., Ltd........................................       6,000          66,478
 Shoko Co., Ltd........................................     156,000         196,099
 Shokusan Bank, Ltd....................................      52,000         160,902
 *Shokusan Jutaku Sogo Co., Ltd........................     204,000           1,644
 *Showa Aircraft Industry Co., Ltd.....................      22,000          53,892
 #Showa Corp...........................................     117,000       1,018,205
 *Showa Electric Wire & Cable Co., Ltd., Kawasaki......     313,000         305,180
 Showa Highpolymer Co., Ltd............................      79,000         187,154
 Showa Mining Co., Ltd.................................       8,000           9,412
 Showa Sangyo Co., Ltd.................................     282,000         524,912
 Showa Tansan Co., Ltd.................................       9,000          25,383
 *Siix Corp............................................       6,000         102,497
 *Silver Seiko, Ltd....................................      87,000          44,867
 Sintokogio, Ltd., Nagoya..............................     108,000         271,521
 *#Snow Brand Milk Products Co., Ltd...................     225,000         244,761
 Snow Brand Seed Co., Ltd..............................       4,000           9,863
 Soda Nikka Co., Ltd...................................      35,000          51,893
 *#Sodick Co., Ltd.....................................      64,000         208,863
 Sogo Medical Co., Ltd.................................       8,800         209,894
 *Sokkisha Co., Ltd....................................      40,000         146,655
 Sonton Food Industry Co., Ltd.........................      15,000         102,981
 Sotetsu Rosen Co., Ltd................................      42,000         191,892
 Sotoh Co., Ltd........................................      12,000          55,116
 Star Micronics Co., Ltd...............................      59,000         451,174
 #Stella Chemifa Corp..................................      14,000         273,004
 Subaru Enterprise Co., Ltd............................      36,000         102,111
 Sumida Corp...........................................      16,000         464,139
 *Suminoe Textile Co., Ltd.............................     142,000         163,625
 *Sumitomo Coal Mining Co., Ltd........................     181,000          59,798
 *#Sumitomo Construction Co., Ltd......................     428,000         179,338
 Sumitomo Densetsu Co., Ltd............................      50,700         193,239
 *Sumitomo Heavy Industries, Ltd.......................     618,000         717,095
 *Sumitomo Light Metal Industries, Ltd.................     493,000         393,285
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................      78,000         371,456
 Sumitomo Seika Chemicals Co., Ltd.....................     102,000         220,273
 *#Sumitomo Special Metals Co., Ltd....................      76,000         535,855
 #Sumitomo Warehouse Co., Ltd..........................     203,000         588,876
 *Sun Wave Corp........................................      88,000         137,566
 Sun-S, Inc............................................      56,300         343,423
 SunTelephone Co., Ltd.................................      65,000         167,082
 Suruga Corp...........................................      11,000         226,026
 *Suzutan Co., Ltd.....................................      62,000          81,434
 #Sysmex Corp..........................................      23,700         491,758
 T.Hasegawa Co., Ltd...................................      18,000         229,169
 TKC Corp..............................................       5,400          78,280
 TOC Co., Ltd..........................................      80,000         395,163
 TYK Corp..............................................      67,000         141,450
 Tabai Espec Corp......................................      34,000         164,657
 Tachihi Enterprise Co., Ltd...........................      17,000         345,203
 Tachikawa Corp........................................      14,000          66,784
 Tachi-S Co., Ltd......................................      16,000          84,834
 Tadano, Ltd...........................................     206,000         303,769
 Taihei Dengyo Kaisha, Ltd.............................      66,000         174,971
 Taihei Kogyo Co., Ltd.................................     114,000         112,989

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Taiheiyo Kouhatsu, Inc...............................      90,000    $     50,765
 Taiho Kogyo Co., Ltd..................................      30,000         259,386
 Taikisha, Ltd.........................................      97,000         726,909
 *Taisei Fire & Marine Insurance Co., Ltd..............     118,000             951
 *Taisei Prefab Construction Co., Ltd..................     134,000          99,339
 Taisei Rotec Corp.....................................     127,000         168,855
 Taito Co., Ltd........................................      70,000         179,370
 Taiyo Toyo Sanso Co., Ltd.............................     232,000         489,796
 Takada Kiko Co., Ltd..................................      31,000         109,161
 Takagi Securities Co., Ltd............................      94,000         146,945
 Takamatsu Corp........................................      19,500         166,558
 Takano Co., Ltd.......................................      15,000         121,595
 *Takaoka Electric Manufacturing Co., Ltd., Tokyo......     156,000         206,155
 *#Taka-Q Co., Ltd.....................................      69,500          47,042
 Takara Printing Co., Ltd..............................       6,000          35,294
 *Takarabune Corp......................................      52,000          41,063
 Takasago Electric Industry Co., Ltd...................      22,000         203,689
 Takasago International Corp...........................     136,000         530,408
 *Takashima & Co., Ltd.................................      60,000          56,083
 Takigami Steel Construction Co., Ltd..................      18,000          50,040
 Takiron Co., Ltd......................................     140,000         328,282
 Tamura Corp...........................................     112,000         307,750
 *Tamura Electric Works, Ltd...........................      74,000         152,650
 Tanseisha Co., Ltd....................................      26,000         102,659
 Tasaki Shinju Co., Ltd................................      53,000         164,850
 *Tateho Chemical Industries Co., Ltd..................      26,500          68,332
 *Tatsuta Electric Wire & Cable Co., Ltd...............     106,000         133,247
 Taya Co., Ltd.........................................       5,000          67,284
 *Tayca Corp...........................................      74,000         128,799
 *Teac Corp............................................     109,000         226,606
 Techno Ryowa, Ltd.....................................      16,400          52,464
 Tecmo, Ltd............................................      22,000         236,131
 Teijin Seiki Co., Ltd.................................     138,000         375,856
 Teikoku Hormone Manufacturing Co., Ltd................      33,000         194,648
 Teikoku Piston Ring Co., Ltd..........................      42,000         111,683
 Teikoku Sen-I Co., Ltd................................      39,000         106,849
 Teikoku Tsushin Kogyo Co., Ltd........................      73,000         232,352
 Teisan KK.............................................      39,000         154,302
 Tekken Corp...........................................     274,000         249,491
 Ten Allied Co., Ltd...................................      37,000         134,761
 Tenma Corp............................................      50,000         649,069
 Teraoka Seisakusho Co., Ltd...........................      13,000          53,424
 Tetra Co., Ltd., Tokyo................................      41,000          60,129
 #The Daito Bank, Ltd..................................     114,000         289,362
 Thermal Engineering Co., Ltd..........................       1,000           4,440
 Tigers Polymer Corp...................................      16,000          60,596
 *Titan Kogyo KK.......................................      36,000          37,711
 Toa Corp..............................................     293,000         335,260
 Toa Doro Kogyo Co., Ltd...............................      85,000         163,013
 Toa Oil Co., Ltd......................................      67,000          75,584
 *Toa Wool Spinning & Weaving Co., Ltd.................      73,000          30,588
 Toagosei Co., Ltd.....................................     280,000         448,990
 *Tobu Store Co., Ltd..................................      71,000         113,279
 Tochigi Bank, Ltd.....................................      76,000         410,312
 Tochigi Fuji Industrial Co., Ltd......................      51,000         110,136
 Toda Kogyo Corp.......................................      88,000         326,896
 Todentu Corp..........................................      57,000         120,797
                                                            SHARES           VALUE+
                                                            ------           ------
 Toenec Corp...........................................     101,000    $    332,053
 Tohcello Co., Ltd.....................................       8,000          16,761
 Toho Co., Ltd.........................................      35,000         252,416
 Toho Real Estate Co., Ltd.............................      98,000         354,567
 #Toho Titanium Co., Ltd...............................      44,000         280,095
 #Toho Zinc Co., Ltd...................................     205,000         303,947
 Tohoku Bank, Ltd......................................      63,000         104,576
 Tohoku Misawa Homes Co., Ltd..........................      24,000          95,342
 Tohoku Pioneer Corp...................................      26,800         532,326
 *Tohpe Corp...........................................      36,000          25,528
 Tohto Suisan Co., Ltd.................................      54,000          90,072
 Tokai Carbon Co., Ltd.................................     275,000         551,770
 #Tokai Corp...........................................     108,000         372,472
 *Tokai Kanko Co., Ltd.................................     333,000          93,916
 Tokai Pulp Co., Ltd...................................      88,000         277,259
 *Tokai Senko KK, Nagoya...............................      47,000          38,630
 Tokai Tokyo Securities Co., Ltd.......................     366,250         607,954
 Tokico, Ltd...........................................     189,000         470,594
 *Tokimec, Inc.........................................     119,000          99,725
 *Tokin Corp...........................................      86,000         571,713
 Toko Electric Corp....................................      39,000          82,336
 *#Toko, Inc...........................................     129,000         383,567
 Tokushima Bank, Ltd...................................      61,200         350,135
 Tokushu Paper Manufacturing Co., Ltd..................     119,000         431,504
 Tokyo Biso Kogyo Corp.................................       5,000          24,416
 Tokyo Denki Komusho Co., Ltd..........................      57,000         156,623
 Tokyo Denpa Co., Ltd..................................      11,000         148,202
 *Tokyo Dome Corp......................................     113,000         314,140
 Tokyo Kikai Seisakusho, Ltd...........................     132,000         400,997
 Tokyo Leasing Co., Ltd................................      86,000         401,932
 Tokyo Nissan Auto Sales Co., Ltd......................      63,000         104,576
 #Tokyo Rakutenchi Co., Ltd............................      92,000         279,483
 *Tokyo Rope Manufacturing Co., Ltd....................     286,000         214,326
 Tokyo Sangyo Co., Ltd.................................      36,500          90,588
 Tokyo Steel Manufacturing Co., Ltd....................      77,400         318,080
 #Tokyo Tatemono Co., Ltd..............................     244,000         483,672
 *#Tokyo Tekko Co., Ltd................................      67,000         114,995
 Tokyo Theatres Co., Inc., Tokyo.......................     116,000         111,232
 *Tokyo Tomin Bank, Ltd................................      45,200         424,317
 Tokyo Tungsten Corp...................................      32,200         373,632
 Tokyotokeiba Co., Ltd.................................     422,000         428,458
 *Tokyu Car Corp.......................................     213,000         142,457
 Tokyu Community Corp..................................      19,000         225,212
 *#Tokyu Construction Co., Ltd.........................     356,000         218,016
 *#Tokyu Department Store Co., Ltd.....................     406,000         405,670
 Tokyu Livable Inc.....................................      12,000          77,840
 Tokyu Recreation Corp.................................      32,000         164,512
 Tokyu Store Chain Corp................................     175,000         466,758
 *Tokyu Tourist Corp...................................      38,000          38,582
 Toli Corp.............................................     101,000         143,238
 Tomato Bank, Ltd......................................     128,000         307,363
 Tomen Electronics Corp................................      10,000         277,194
 Tomoe Corp............................................      56,000         111,007
 *Tomoegawa Paper Co., Ltd.............................      55,000         160,877
 Tomoku Co., Ltd.......................................     185,000         323,487
 Tomy Co., Ltd.........................................      27,000         326,130
 Tonami Transportation Co., Ltd........................     173,000         365,236
 Topcon Corp...........................................      68,000         197,807
 Topre Corp............................................      85,000         310,272
 #Topy Industries, Ltd.................................     325,000         518,530
 Torigoe Co., Ltd......................................      35,000         104,351

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Torishima Pump Manufacturing Co., Ltd., Osaka.........      45,000    $    196,534
 Tose Co., Ltd.........................................       6,100         106,663
 *Toshiba Ceramics Co., Ltd............................     206,000         604,219
 *#Toshiba Chemical Corp...............................      27,000          46,341
 *Toshiba Engineering & Construction Co., Ltd..........     101,000         191,256
 *#Toshiba Machine Co., Ltd............................     294,000         862,332
 Toshiba Tungaloy Co., Ltd.............................     124,000         361,706
 Tosho Printing Co., Ltd...............................      94,000         224,962
 *Totenko Co., Ltd.....................................      35,000          71,917
 Totetsu Kogyo Co., Ltd................................      53,000          81,144
 *Totoku Electric Co., Ltd., Tokyo.....................      62,000          69,943
 Tottori Bank, Ltd.....................................     127,000         355,107
 *#Towa Corp...........................................      28,000         381,529
 *#Towa Real Estate Development Co., Ltd...............     160,000          77,356
 Toyo Bussan Co., Ltd..................................      11,000          56,639
 #Toyo Chemical Co., Ltd...............................      52,000         185,623
 #Toyo Communication Equipment Co., Ltd................      79,000         270,546
 *Toyo Construction Co., Ltd...........................     290,000         137,872
 *Toyo Electric Co., Ltd...............................      67,000          68,565
 *#Toyo Engineering Corp...............................     247,000         410,006
 *#Toyo Kanetsu KK.....................................     206,000         235,712
 Toyo Kohan Co., Ltd...................................     140,000         498,627
 Toyo Radiator Co., Ltd................................     104,000         243,028
 Toyo Securities Co., Ltd..............................     113,000         198,500
 *#Toyo Shutter Co., Ltd...............................      77,000          32,264
 *Toyo Sugar Refining Co., Ltd.........................      60,000          39,645
 Toyo Tire & Rubber Co., Ltd...........................     307,000         561,552
 *Toyo Umpanki Co., Ltd................................     146,000         374,115
 Toyo Wharf & Warehouse Co., Ltd.......................     118,000         156,889
 Trusco Nakayama Corp..................................      36,000         443,833
 Tsubaki Nakashima Co., Ltd............................      47,000         405,235
 Tsubakimoto Machinery & Engineering Co., Ltd..........      44,000          66,301
 *Tsudakoma Corp.......................................     101,000         236,832
 *Tsugami Corp.........................................     124,000         226,816
 *Tsukamoto Co., Ltd...................................      44,000          41,837
 Tsukishima Kikai Co., Ltd.............................      60,000         326,348
 *#Tsumura & Co........................................     124,000         632,486
 Tsurumi Manufacturing Co., Ltd........................      42,000         179,370
 Tsurumi Soda Co., Ltd.................................       7,000          20,024
 Tsutsumi Jewelry Co., Ltd.............................      24,800         485,606
 Tsutsunaka Plastic Industry Co., Ltd..................      71,000         174,495
 *Tsuzuki Denki Co., Ltd...............................       5,000          14,303
 U-Shin, Ltd...........................................      38,000         180,660
 Ube Material Industries, Ltd..........................      16,000          24,496
 Uchida Yoko Co., Ltd..................................      72,000         211,763
 Ueki Corp.............................................      47,000          69,307
 Unicafe, Inc..........................................       4,200          54,150
 #Uniden Corp..........................................      76,000         456,242
 Unimat Offisco Corp...................................      27,700         261,597
 Unisia Jecs Corp......................................     215,000         306,646
 *#Unitika, Ltd........................................     699,000         478,764
                                                            SHARES           VALUE+
                                                            ------           ------
 *Utoc Corp............................................      38,000    $     34,907
 Wakachiku Construction Co., Ltd.......................     194,000         150,072
 Wakamoto Pharmaceutical Co., Ltd......................      48,000         136,147
 Wakodo Co., Ltd.......................................       2,000          52,699
 Warabeya Nichiyo Co., Ltd.............................       6,000          44,818
 Xebio Co., Ltd........................................      12,000         198,710
 Yahagi Construction Co., Ltd..........................      59,000         189,693
 Yaizu Suisankagaku Industry Co., Ltd..................      14,000         156,470
 Yamaichi Electronics Co., Ltd.........................      21,000         284,285
 Yamamura Glass Co., Ltd...............................     213,000         334,688
 *Yamatane Corp........................................     131,000          90,781
 Yamatane Securities Co., Ltd..........................     255,000         431,504
 Yamato Corp...........................................      36,000         122,707
 Yamato International, Inc.............................      43,000          47,469
 Yamato Kogyo Co., Ltd.................................     130,000         765,749
 Yamaura Corp..........................................      19,000          51,901
 Yamazen Co., Ltd......................................     140,000         207,573
 Yaoko Co., Ltd........................................      29,000         373,890
 Yasuda Warehouse Co., Ltd.............................      18,000          60,918
 Yellow Hat, Ltd., Tokyo...............................      44,000         308,459
 Yodogawa Steel Works, Ltd.............................     264,000         563,736
 Yokogawa Bridge Corp..................................      70,400         253,575
 *Yokohama Matsuzakaya, Ltd............................      27,000          18,058
 #Yokohama Reito Co., Ltd..............................     111,000         542,922
 Yokowo Co., Ltd.......................................      28,000         190,200
 Yomeishu Seizo Co., Ltd...............................      46,000         319,144
 Yomiuri Land Co., Ltd.................................     157,000         436,460
 Yondenko Corp.........................................      58,800         210,845
 Yonekyu Corp..........................................      41,500         289,595
 Yonex Co., Ltd........................................      19,000          64,609
 Yorozu Corp...........................................      26,800          79,471
 Yoshihara Oil Mill, Ltd...............................      36,000          71,651
 #Yoshimoto Kogyo Co., Ltd.............................      60,000         545,847
 *#Yuasa Corp..........................................     260,000         437,870
 Yuasa Funashoku Co., Ltd..............................      33,000          45,471
 *Yuasa Trading Co., Ltd...............................     174,000         186,478
 *Yuken Kogyo Co., Ltd.................................      60,000          64,786
 Yuki Gosei Kogyo Co., Ltd.............................      14,000          37,228
 Yukiguni Maitake Co., Ltd.............................      26,000         125,704
 *Yuraku Real Estate Co., Ltd..........................      39,000          69,137
 Yurtec Corp...........................................     119,000         346,162
 #Yushin Precision Equipment Co., Ltd..................      15,000         454,470
 Yushiro Chemical Industry Co., Ltd....................      10,000          45,125
 Zenchiku Co., Ltd.....................................     126,000         141,127
 Zenrin Co., Ltd.......................................      49,600         388,484
 #Zensho Co., Ltd......................................      17,000         345,203
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $431,592,596)..................................                 236,684,311
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $10,210)......................................                      10,740
                                                                       ------------
TOTAL -- JAPAN
  (Cost $431,602,806)..................................                 236,695,051
                                                                       ------------

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (2.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Notes
   7.00%, 07/15/06, valued at $5,013,443) to be
   repurchased at $4,939,687
   (Cost $4,939,000)...................................    $  4,939    $  4,939,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $436,541,806)++................................                $241,634,051
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $439,318,285.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
AUSTRALIA -- (31.1%)
COMMON STOCKS -- (31.1%)
 *A.I. Engineering Corp., Ltd..........................      129,195   $     12,798
 A.P. Eagers, Ltd......................................       23,258         62,404
 ARB Corporation, Ltd..................................       12,738         99,504
 Abigroup, Ltd.........................................      129,710        170,343
 Adelaide Bank, Ltd....................................      116,153        486,546
 Adelaide Brighton, Ltd................................      654,649        292,750
 Adsteam Marine, Ltd...................................      335,835        382,106
 Adtrans Group, Ltd....................................       29,000         37,592
 *Agenix, Ltd..........................................      149,379         32,132
 *Allstate Explorations NL.............................       49,087          3,473
 Altium................................................       44,500         31,487
 Amalgamated Holdings, Ltd.............................      266,483        399,740
 *Amity Oil NL.........................................       90,907         37,050
 *Amrad Corp., Ltd.....................................      135,523         56,768
 *Anaconda Nickel NL...................................      500,170        103,341
 *Anzoil NL............................................      123,126          1,673
 #Aquarius Platinum (Australia), Ltd...................       44,452        267,980
 *Ariadne Australia, Ltd...............................      270,353         34,433
 *Ashanti Goldfields Co., Ltd..........................       16,421         93,045
 *Asia Pacific Specialty Chemicals, Ltd................       88,182         34,941
 Atkins Carlyle, Ltd...................................       78,065        160,408
 *Atlas Pacific, Ltd...................................       82,585         22,439
 *AuIron Energy, Ltd...................................      260,290         23,574
 *Auridiam Consolidated NL.............................       63,097          1,929
 Aurion Gold, Ltd......................................      741,000      1,971,414
 *Aurora Gold, Ltd.....................................      226,812         25,678
 *Ausdoc Group, Ltd....................................      116,098        127,494
 *Ausdrill, Ltd........................................      103,961         21,774
 *Ausmelt, Ltd.........................................       36,118         24,943
 *Aussie Online, Ltd...................................       39,486          1,900
 *Austal, Ltd..........................................       35,300         27,775
 *Austar United Communications, Ltd....................      364,100         42,251
 *Austpac Resources NL.................................      355,118         14,071
 Australand Holdings, Ltd..............................      445,600        398,533
 *Australia Net.Com, Ltd...............................       36,169          3,992
 *Australian Magnesium Corp., Ltd......................       98,792         28,520
 Australian Oil & Gas Corp., Ltd.......................      121,312        159,314
 #Australian Pharmaceutical Industries, Ltd............      287,700        561,850
 Australian Pipeline Trust.............................      124,100        172,810
 Australian Provincial Newspaper Holdings, Ltd.........      526,089      1,110,785
 *Australian Resources, Ltd............................      141,446         18,415
 *Australian Worldwide Exploration, Ltd................      308,100        141,266
 #Autron Corporation, Ltd..............................      452,247         58,880
 *Avatar Industries, Ltd...............................       45,901          7,795
 Bank of Queensland, Ltd...............................      136,728        555,704
 *Beach Petroleum NL...................................       53,100          9,919
 *Beaconsfield Gold NL.................................       89,078         10,337
 #Bendigo Bank, Ltd....................................      159,659        643,480
 *Bendigo Mining NL....................................      849,735        137,085
 *Beyond International, Ltd............................       61,256         15,604
 *Biota Holdings, Ltd..................................       97,808         25,745
 *Black Range Minerals NL..............................      169,951          4,329
 Blackmores, Ltd.......................................       27,894        106,580
                                                            SHARES           VALUE+
                                                            ------           ------
 *Bligh Oil & Minerals NL Issue 00.....................       88,266   $      6,245
 *Boulder Group NL.....................................       78,500          3,333
 Brandrill, Ltd........................................       97,929          7,761
 Brickworks, Ltd.......................................       57,178        213,616
 Bridgestone Australia, Ltd............................       49,000         51,313
 Bristile, Ltd.........................................       81,032        126,139
 Buderim Ginger, Ltd...................................        8,234          2,517
 *#Burns, Philp & Co., Ltd.............................      651,721        250,861
 Burswood, Ltd.........................................      575,900        319,474
 *CI Technologies Group, Ltd...........................      109,822        145,468
 *Caltex Australia, Ltd................................      407,700        371,559
 Campbell Brothers, Ltd................................       77,911        253,588
 *Cape Range, Ltd......................................      723,230         20,470
 Casinos Austria International, Ltd....................      258,299         83,341
 Cedar Woods Properties, Ltd...........................       50,913         17,292
 *Centamin Egypt, Ltd..................................      261,882         47,437
 *#Centaur Mining & Exploration, Ltd...................       62,058         16,862
 Central Equity, Ltd...................................      129,405        135,514
 Centro Properties, Ltd................................      222,000        473,757
 *Charter Pacific Corp., Ltd...........................       72,823         29,680
 *Circadian Technologies, Ltd..........................       40,370         39,305
 *Cityview Energy Corp., Ltd...........................       52,581          6,548
 *Clifford Corp., Ltd..................................      161,750              0
 *Climax Mining, Ltd...................................      326,034         18,271
 Clough, Ltd...........................................      438,201        198,438
 Coates Hire, Ltd......................................      442,500        546,049
 Comet Resources NL....................................       83,600          3,691
 Consolidated Manufacturing Industries, Ltd............       32,784         23,939
 Consolidated Minerals, Ltd............................      123,800         44,149
 *Consolidated Paper Industries, Ltd...................       68,585         34,941
 *Coplex Resources NL..................................      231,400         11,789
 Corporate Express Australia, Ltd......................      352,710        938,377
 Coventry Group, Ltd...................................       63,616        129,637
 Crane (G.E) Holdings, Ltd.............................      101,389        496,442
 *#Croesus Mining NL...................................      643,500        302,335
 *Cudgen RZ, Ltd.......................................       36,650          3,942
 *Dalrymple Resources NL...............................       75,462         80,733
 Danks Holdings, Ltd...................................       10,425         52,078
 *Davnet, Ltd..........................................      402,200          8,424
 *Denehurst, Ltd.......................................       95,000          3,926
 Devine, Ltd...........................................       44,183         14,256
 *Diamin Resources NL..................................      212,131         17,411
 *Didasko, Ltd.........................................       14,403            815
 *Dominion Mining, Ltd.................................      168,015         73,232
 Downer Group, Ltd.....................................      371,005        157,508
 *#Durban Roodepoort Deep, Ltd.........................       18,619         89,585
 *#Easycall Communications (Philippines), Ltd..........      177,300         10,036
 *Ecorp, Ltd...........................................      254,988         56,292
 *Emporer Mines, Ltd...................................      120,600         69,632
 Energy Developments, Ltd..............................      164,549        344,634
 Energy Resources of Australia, Ltd. Series A..........      231,589        249,077
 *Energy World Corp., Ltd..............................      325,630          5,530
 Envestra, Ltd.........................................      300,200        144,441

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Environmental Solutions International, Ltd............       67,364   $     14,871
 Equigold NL...........................................       99,000         47,634
 Fleetwood Corp., Ltd..................................       44,370         62,539
 Foodland Associates, Ltd..............................      100,515      1,069,672
 *Forest Place Group, Ltd..............................       85,192         12,779
 *Formulab Neuronetics Corp., Ltd......................        1,061            192
 Forrester Parker Group, Ltd...........................      142,602         88,793
 Freedom Furniture, Ltd................................      133,595        147,464
 Futuris Corp., Ltd....................................      472,000        408,785
 GRD NL................................................      142,500        107,282
 *GRD NL (Issue 2002)..................................       14,250         10,567
 GUD Holdings, Ltd.....................................       83,979        137,857
 GWA International, Ltd................................      415,102        556,884
 Gazal Corp., Ltd......................................       71,177         82,595
 *Geo2, Ltd............................................      164,199          5,577
 George Weston Foods, Ltd..............................       77,119        225,691
 *Golden West Refining Corp., Ltd......................       17,330          3,532
 *Goldstream Mining NL.................................       90,901         33,961
 Gowing Bros., Ltd.....................................       54,814         57,712
 *Gowing Retail, Ltd...................................        3,615          1,883
 *Gradipore, Ltd.......................................       21,628         23,506
 Graincorp, Ltd. Series A..............................       36,600        267,259
 Grand Hotel Group.....................................      369,971        154,975
 *Greenfields Energy Corp., Ltd........................      193,687         10,196
 *Green's Foods, Ltd...................................       66,082         12,531
 Gunns, Ltd............................................       83,239        354,800
 *Gutnick Resources NL.................................       29,230          2,565
 *Gympie Gold, Ltd.....................................      205,364        146,473
 *HIH Insurance, Ltd...................................      791,605         78,417
 *Hamilton Island, Ltd.................................       52,600         61,038
 Hancock and Gore, Ltd.................................       57,722         42,476
 *Haoma Mining NL......................................       98,816          4,027
 *Hardman Resources NL.................................      337,382        129,865
 *Hartley Poynton, Ltd.................................       84,981         28,863
 Healthscope, Ltd......................................       60,332         85,379
 *Helix Resources NL...................................       25,000          3,962
 Henry Walker Group, Ltd...............................      287,948        171,145
 *Herald Resources, Ltd................................       69,910         27,701
 Hills Industries, Ltd.................................      237,901        420,158
 Hills Motorway Group Hly..............................      223,000        641,254
 Housewares International, Ltd.........................       89,561         98,352
 Iluka Resources, Ltd..................................      235,000        690,394
 *Industrial & Commercial Electronic Industries,
   Ltd.................................................       54,361          1,877
 Institute of Drug Technology Australia, Ltd...........       44,372         81,631
 *Intellect Holdings, Ltd..............................       75,070         23,797
 Iron Carbide Australia, Ltd...........................       94,085        167,762
 *Ixla, Ltd............................................       89,921          1,527
 *Johnson's Well Mining NL.............................       10,000            991
 #Jones (David), Ltd...................................      636,972        411,043
 Joyce Corp., Ltd......................................       13,049          3,398
 *Jubilee Gold Mines NL................................      133,974        128,923
 Jupiters, Ltd.........................................      156,000        463,602
 KTS Corp., Ltd........................................       43,000         62,068
 *Keycorp, Ltd.........................................       67,609         41,715
 Kidston Gold Mines, Ltd...............................      246,300         29,975
 *Kingsgate Consolidated NL............................       83,407        125,115
 *Kresta Holdings, Ltd.................................       56,700          2,985
 Lemarne Corp., Ltd....................................       20,790         15,887
 *Lynas Gold NL........................................       40,500          6,419
                                                            SHARES           VALUE+
                                                            ------           ------
 *MacMahon Holdings, Ltd...............................      192,179   $     34,811
 Magellan Petroleum Australia, Ltd.....................       32,760         32,638
 Maryborough Sugar Factory, Ltd........................          600          2,143
 Maxi-Cube, Ltd........................................      141,915         12,050
 McConnell Dowell Corp., Ltd...........................       62,776         58,988
 McGuigan (Brian) Wines, Ltd...........................       53,209        144,573
 McPherson's, Ltd......................................       61,500         67,885
 *Metal Storm, Ltd.....................................       22,100         13,886
 *Micromedical Industries, Ltd.........................      150,461         62,174
 *Mikoh Corp., Ltd.....................................       39,999          2,491
 Miller's Retail, Ltd..................................      102,883        153,166
 *Mineral Deposits, Ltd................................       49,458          4,059
 *Mobile Innovations, Ltd..............................       84,600          7,662
 Monadelphous Group, Ltd...............................       18,988         27,946
 *Mosaic Oil NL........................................      345,724         32,291
 *Murchison United NL..................................       71,536         23,486
 *Namoi Cotton Cooperative, Ltd........................      135,353         21,453
 National Can Industries, Ltd..........................       97,017         63,155
 National Foods, Ltd...................................      480,388        821,223
 *Nautronix, Ltd.......................................       74,694         25,369
 Neverfail Springwater, Ltd............................       24,886         33,668
 *New Tel, Ltd.........................................      118,238         12,047
 Newcrest Mining, Ltd..................................       65,000        298,030
 *Normandy Mt. Leyshon, Ltd............................      133,376          9,815
 *Normans Wine, Ltd....................................       35,848          2,232
 North Flinders Mines, Ltd.............................       76,000        795,879
 *Novogen, Ltd.........................................      105,184        157,782
 *Novus Petroleum, Ltd.................................      245,359        287,498
 Nufarm, Ltd...........................................      391,902        920,635
 OPSM Protector, Ltd...................................      257,306        521,428
 Oil Company of Australia, Ltd.........................       51,800        116,115
 *Online Advantage, Ltd................................        2,475             45
 *Orbital Engine Corp., Ltd............................      537,358         94,295
 Orica, Ltd............................................       30,000        156,742
 *Oriel Communications, Ltd............................       27,653            720
 *Oropa, Ltd...........................................      333,580          3,588
 Oroton International, Ltd.............................       38,427         97,449
 *PMP Communications, Ltd..............................      381,871        201,030
 Pacific BBA, Ltd......................................      279,219        654,345
 *Pacific Dunlop, Ltd..................................       94,847        359,716
 Pacific Hydro, Ltd....................................      150,350        287,662
 *Pan Pacific Petroleum NL.............................      327,800         13,360
 *Pan Palladium, Ltd...................................        3,925            755
 Paperlinx, Ltd........................................      215,513        641,684
 *Payce Consolidated, Ltd..............................       18,000          7,947
 Penfold (W.C.), Ltd...................................       14,100          9,099
 *Peptide Technology, Ltd..............................      176,600        266,909
 *Perilya Mines NL.....................................      263,500        129,766
 Permanent Trustee Co., Ltd............................       20,052         88,535
 Perpetual Trustees Australia, Ltd.....................       40,000      1,048,568
 Peter Lehmann Wines, Ltd..............................       35,586         83,798
 *Petsec Energy, Ltd...................................       97,992         11,094
 *Pima Mining NL.......................................      236,061         22,716
 *Plantcorp NL.........................................        4,329              0
 Plaspak Group, Ltd....................................       88,075         64,812
 *Pocketmail Group, Ltd................................       10,933            186
 *Polartechnics, Ltd...................................       43,405         62,162
 *Port Douglas Reef Resorts, Ltd.......................      251,655         13,248
 Portman Mining, Ltd...................................      241,600        277,623
 *Powerlan, Ltd........................................      182,400         14,455
 *Precious Metals Australia, Ltd.......................       10,606            516
 *Preston Resources NL.................................       64,000          9,781

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Primary Health Care, Ltd..............................       42,682   $     96,642
 Prime Television, Ltd.................................      172,440        220,601
 *Progen Industries, Ltd...............................       24,788         18,942
 *Prophecy International Holdings, Ltd.................       51,900          7,051
 *Psiron, Ltd..........................................       40,381          1,577
 *Quantum Resources, Ltd...............................      115,007          1,758
 Queensland Cotton Holdings, Ltd.......................       39,866         89,363
 *Quiktrak Networks, Ltd...............................      555,093         12,569
 Raptis Group, Ltd.....................................       12,000            832
 Rebel Sport, Ltd......................................       88,284        104,945
 *Redfire Resources NL.................................       27,900            979
 Reece Australia, Ltd..................................      160,500        649,595
 *Reinsurance Australia Corp., Ltd.....................      399,993         29,435
 *Renewable Energy Corp., Ltd..........................      104,360          8,861
 *Resolute Mining, Ltd.................................       64,809         32,650
 Ridley Corp., Ltd.....................................      579,659        452,807
 Rock Building Society, Ltd............................       11,373         22,210
 Rural Press, Ltd......................................      211,201        543,963
 SPC, Ltd..............................................      110,224         84,231
 Sabre Group, Ltd......................................       40,702         39,168
 Schaffer Corp., Ltd...................................       16,698         89,795
 Select Harvests, Ltd..................................       42,100         69,110
 Servcorp, Ltd.........................................       21,300         27,852
 *Shield Telecommunications, Ltd.......................      286,300          5,510
 #Sigma Co., Ltd.......................................       69,800        175,428
 *Silex System, Ltd....................................       60,600        103,253
 Simeon Wines, Ltd.....................................      203,870        346,207
 #Simsmetal, Ltd.......................................      168,578        664,159
 Singleton Group, Ltd..................................      134,020        322,419
 *Sino Securities International, Ltd...................        8,118          3,906
 Skilled Engineering, Ltd..............................      130,805        103,661
 *Smarttrans Holdings, Ltd.............................      222,685          2,269
 Smorgon Steel Group, Ltd..............................      190,000        121,533
 Snack Foods, Ltd......................................      137,218        121,947
 *Solution 6 Holdings, Ltd.............................      167,494         61,627
 Sonic Healthcare, Ltd.................................          615          1,845
 Sons of Gwalia, Ltd...................................      196,000        771,086
 Southern Cross Broadcasting (Australia), Ltd..........       80,789        399,235
 *Southern Pacific Petroleum NL........................      370,840        142,744
 *Southern Star Group, Ltd.............................      154,982         59,656
 *Spectrum Network Systems, Ltd. Series B..............      616,446         27,916
 *Sphere Investments, Ltd..............................       27,480          1,089
 Spotless Group, Ltd...................................      360,000        892,562
 *St. Barbara Mines, Ltd...............................      375,500         53,139
 *Star Games, Ltd......................................       90,810         53,460
 *Straits Resources, Ltd...............................       56,534         20,161
 *Strategic Minerals Corp. NL..........................       13,100            816
 *Striker Resources NL.................................      349,594         19,393
 *Structural Systems, Ltd..............................       26,367         10,298
 *Sunland Group, Ltd...................................       75,095         23,805
 *Surfboard, Ltd.......................................       57,506          4,720
 Sydney Aquarium, Ltd..................................       24,135         66,943
 Tab Queensland, Ltd...................................       66,700        139,698
 Tab, Ltd..............................................       45,000         78,965
 *Takoradi, Ltd........................................      993,152         12,368
 *Tandou, Ltd..........................................        3,410          2,065
 *Tap Oil, Ltd.........................................      193,100        180,355
 *Tassal, Ltd..........................................       96,243         20,702
 Technology One, Ltd...................................      161,600         52,141
                                                            SHARES           VALUE+
                                                            ------           ------
 *Television & Media Services, Ltd.....................      214,561   $     56,476
 Tempo Service, Ltd....................................       98,174        140,598
 Ten Network Holdings, Ltd.............................      194,200        248,439
 Thakral Holdings Group................................    1,304,383        450,398
 The Gribbles Group, Ltd...............................      113,700         46,340
 *Third Rail, Ltd......................................      151,200          2,739
 Ticor, Ltd............................................      347,850        311,108
 *Timbercorp, Ltd......................................      239,344         90,773
 *Titan Resources NL...................................       50,000          4,104
 #Toll Holdings, Ltd...................................       80,497      1,549,246
 *Tooth & Co., Ltd.....................................      153,000         14,723
 Triako Resources, Ltd.................................        5,400          4,891
 Troy Resources NL.....................................       22,548         20,039
 *Union Capital, Ltd...................................      395,200          2,237
 United Construction Group, Ltd........................       81,554        140,801
 United Energy, Ltd....................................       92,300        113,899
 Utility Services Corp., Ltd...........................      116,121         42,725
 *Valdera Resources, Ltd...............................        5,531            376
 *VeCommerce, Ltd......................................       13,680         11,228
 *Victoria Petroleum NL................................      347,973          5,318
 Villa World, Ltd......................................      134,700         52,611
 #Village Roadshow, Ltd................................      356,394        357,080
 Vision Systems, Ltd...................................      183,197        172,143
 *Voicenet (Australia), Ltd............................      112,661          1,339
 *Vos Industries, Ltd..................................       20,433            127
 Waterco, Ltd..........................................       22,304         19,948
 Watpac, Ltd...........................................      122,796         27,804
 Wattyl, Ltd...........................................      153,686        207,919
 *Webster, Ltd.........................................       33,551          9,496
 West Australian Newspapers Holdings, Ltd..............       40,000        114,344
 *Westel Group, Ltd....................................      164,855          2,426
 *Western Metals, Ltd..................................      385,787          8,517
 White (Joe) Maltings, Ltd.............................       29,146         47,845
 Wide Bay Capricorn Building Society, Ltd..............       26,958         85,455
 *Williams (R.M.) Holdings, Ltd........................       24,075         18,125
 *Yates, Ltd...........................................       60,281          5,971
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $51,022,958)...................................                  45,577,519
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $59,969)......................................       55,477         44,907
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $34,520)......................................                      34,741
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Advanced Engine Components, Ltd. Options 12/31/02....       11,369              6
 *Australian Magnesium Corp., Ltd. Options 07/31/05....       49,396          2,936
 *Australian Oil & Gas Corp., Ltd. Options 03/28/05....       10,109          6,295
 *Axon Instruments, Inc. Options Open Pay Date.........       16,148              0
 *Central Equity, Ltd. Options 04/30/05................        6,162            436
 *Didasko, Ltd. Options 11/30/02.......................        1,310              1
 *Quantum Resources, Ltd. Rights 06/21/02..............       57,503              0

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Quiktrak Networks, Ltd. Options 12/31/04.............      158,598   $        808
 *Resolute Mining, Ltd. Options 06/11/05...............       21,603          3,669
                                                                       ------------
TOTAL RIGHTS/WARRANTS/OPTIONS
  (Cost $3,766)........................................                      14,151
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $51,121,213)...................................                  45,671,318
                                                                       ------------
HONG KONG -- (29.7%)
COMMON STOCKS -- (29.7%)
 *ABC Communications (Holdings), Ltd...................      930,000         35,771
 ALCO Holdings, Ltd....................................      314,000         33,414
 *APT Satellite Holdings, Ltd..........................      354,000        137,295
 ASM Pacific Technology, Ltd...........................      120,000        284,630
 *AWT World Transport Holdings, Ltd....................      250,800            322
 *Acme Landis Holdings, Ltd............................      170,000          8,718
 Aeon Credit Service (Asia) Co., Ltd...................      360,000        154,623
 *Allied Group, Ltd....................................    7,298,000        397,667
 *Allied Properties (Hong Kong), Ltd...................   10,179,000        332,792
 *Anex International Holdings, Ltd.....................      152,000          1,462
 *Applied China, Ltd...................................    1,036,250          9,699
 *Applied International Holdings, Ltd..................    1,243,000         32,670
 Arts Optical International Holdings, Ltd..............      164,000         47,836
 *Asia Aluminum Holdings, Ltd..........................    1,924,000        209,677
 *Asia Commercial Holdings, Ltd........................       72,800          2,520
 Asia Financial Holdings, Ltd..........................    1,976,908        278,809
 *Asia Logistics Technologies, Ltd.....................    2,214,000         34,631
 Asia Satellite Telecommunications Holdings, Ltd.......      120,000        219,242
 *Asia Securities International, Ltd...................    2,386,600         88,737
 *Asia Standard Hotel Group, Ltd.......................       38,000            877
 *Asia Standard International Group, Ltd...............    2,870,000         85,736
 *Asia Tele-Net & Technology Corp., Ltd................   10,520,000         49,905
 Associated International Hotels, Ltd..................      898,000        480,684
 *B-Tech Holdings, Ltd.................................        6,210             95
 *Beauforte Investors Corp., Ltd.......................       72,000         43,848
 *Beijing Development (Hong Kong), Ltd.................      166,000         22,773
 *Bossini International Holdings, Ltd..................      183,000         17,832
 Boto International Holdings, Ltd......................    2,290,000         92,485
 *Bright International Group, Ltd......................      302,000         48,013
 #Burwill Holdings, Ltd................................    2,059,200        245,532
 *CCT Telecom Holdings, Ltd............................      144,970         38,103
 *CEC International Holdings, Ltd......................      210,000          8,616
 *CIL Holdings, Ltd....................................    2,058,000          2,639
 CNPC (Hong Kong), Ltd.................................    2,490,000        201,125
 *CNT Group, Ltd.......................................    3,078,000         67,088
 Cafe de Coral Holdings, Ltd...........................    1,191,000        977,280
 *Capetronic International Holdings, Ltd...............      292,490         68,251
 *Capital Asia, Ltd....................................       98,736          1,709
 *Cash Financial Services Group, Ltd...................        4,503            352
 *Catic International Holdings, Ltd....................    1,224,000         37,506
 *Celestial Asia Securities Holdings, Ltd..............      128,036         31,026
 *Central China Enterprises, Ltd.......................    2,104,000         25,087
 *Century City International Holdings, Ltd.............      542,056          3,058
                                                            SHARES           VALUE+
                                                            ------           ------
 Champion Technology Holdings, Ltd.....................      971,557   $    235,428
 #Chen Hsong Holdings, Ltd.............................    1,515,000        285,534
 *Cheuk Nang Technologies (Holdings), Ltd..............   11,250,120         34,617
 *Cheung Tai Hong Holdings, Ltd........................    2,018,400         23,290
 *Cheung Wah Development Co., Ltd......................      904,000         34,191
 Chevalier (OA) International, Ltd.....................    1,776,251         58,073
 *Chevalier Construction Holdings, Ltd.................      131,203          2,355
 Chevalier International Holdings, Ltd.................    3,127,914        244,631
 *China Aerospace International Holdings, Ltd..........    1,499,400        117,267
 *China Development Corp., Ltd.........................    1,725,000         10,174
 *China Digicontent Co., Ltd...........................    2,710,000          3,475
 *China Everbright International, Ltd..................    1,975,000         94,957
 *China Everbright Technology, Ltd.....................    3,244,000        176,765
 China Foods Holdings, Ltd.............................    1,544,000        425,611
 #China Hong-Kong Photo Products Holdings, Ltd.........    2,338,000        218,824
 *China Investments Holdings, Ltd......................      210,000         12,385
 China Motor Bus Co., Ltd..............................      114,200      1,032,244
 *China Online (Bermuda), Ltd..........................   10,580,000         84,102
 China Overseas Land & Investment, Ltd.................    3,640,000        438,689
 China Pharmaceutical Enterprise and Investment Corp.,
   Ltd.................................................    2,444,000        448,089
 China Rare Earth Holdings, Ltd........................      700,000        172,316
 China Resources Beijing Land, Ltd.....................    1,288,000        247,705
 *China Sci-Tech Holdings, Ltd.........................    2,786,000         32,148
 *China Star Entertainment, Ltd........................    2,514,600         23,535
 *China Strategic Holdings, Ltd........................      376,000         11,811
 China Travel International Investment, Ltd............    1,363,000        279,604
 *China United Holdings, Ltd...........................    1,639,800          2,102
 *Chinese Estates Holdings, Ltd........................    2,048,000        183,804
 *Chinney Investments, Ltd.............................    1,144,000         36,669
 Chow Sang Sang Holdings International, Ltd............    1,098,400        178,851
 Chuangs China Investments, Ltd........................    1,347,000         32,813
 Chuang's Consortium International, Ltd................    1,858,884         41,231
 Chun Wo Holdings, Ltd.................................    1,671,917         68,595
 *Cig-Wh International Holdings, Ltd...................      472,000         11,801
 Citic Ka Wah Bank, Ltd................................      800,000        256,423
 *Climax International Co., Ltd........................      296,000          1,101
 *Companion Building Material International Holdings,
   Ltd.................................................    1,731,606          8,658
 *Compass Pacific Holdings, Ltd........................      416,000         20,268
 Continental Holdings, Ltd.............................       98,825          7,982
 *Continental Mariner Investment Co., Ltd..............    1,629,000        173,351
 Coslight Technology International Group, Ltd..........      144,000         43,848
 *Cosmos Machinery Enterprises, Ltd....................    1,024,000         34,135
 *Crocodile Garments, Ltd..............................    1,539,000         35,912
 Cross Harbour Tunnel Co., Ltd.........................      365,603        160,545
 *Culturecom Holdings, Ltd.............................    2,161,000        114,982
 *Cybersonic Technology, Ltd...........................      193,000          1,732
 *DC Finance Holdings, Ltd.............................       27,000            315
 *Dah Hwa International Holdings, Ltd..................    1,122,000         20,139
 *Daido Group, Ltd.....................................      223,000          2,116
 *Dickson Concepts International, Ltd..................      222,000         60,484
 *DigitalHongKong.com..................................       15,318            395

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Dransfield Holdings, Ltd.............................    1,568,000   $     55,285
 Dynamic Holdings, Ltd.................................      158,000         51,656
 *Easyknit International Holdings, Ltd.................      707,150          8,523
 #Egana International Holdings, Ltd....................   19,766,208        516,988
 Egana Jewelry & Pearls, Ltd...........................    3,317,899         96,564
 *Ehealthcareasia, Ltd.................................        6,690            137
 Elec & Eltek International Holdings, Ltd..............    3,078,790        477,631
 *Emperor (China Concept) Investments, Ltd.............    6,435,000         23,926
 Emperor International Holdings, Ltd...................      644,369         35,938
 *Essential Enterprises Co., Ltd.......................      320,000         12,103
 *Fairwood Holdings, Ltd...............................      426,000          7,810
 *Fairyoung Holdings, Ltd..............................    1,446,000         11,494
 Far East Consortium International, Ltd................    1,641,378        103,117
 *Far East Holdings International, Ltd.................       70,000          2,558
 *Far East Hotels & Entertainment, Ltd.................    1,853,000         91,467
 *First Sign International Holdings, Ltd...............    1,050,000         33,117
 Fong's Industries Co., Ltd............................      962,000        185,009
 *Fortuna International Holdings, Ltd..................    2,727,000         11,188
 *#Founder Holdings, Ltd...............................      590,000         81,696
 Fountain Set Holdings, Ltd............................    1,274,000        506,359
 Four Seas Frozen Food Holdings, Ltd...................      347,184         27,598
 Four Seas Mercantile Holdings, Ltd....................      592,000        223,909
 *Fourseas.Com, Ltd....................................       60,000          2,500
 Frankie Dominion International, Ltd...................      630,173         17,613
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................      688,000         31,314
 *G-Prop (Holdings), Ltd...............................       28,365            200
 *GZI Transport, Ltd...................................      448,000         86,158
 *Geomaxima Holdings, Ltd..............................      650,000        107,505
 Giordano International, Ltd...........................      460,000        272,770
 Global Tech (Holdings), Ltd...........................    4,118,000        200,631
 Glorious Sun Enterprises, Ltd.........................      840,000        176,624
 Gold Peak Industries (Holdings), Ltd..................    1,059,250        188,773
 Golden Resources Development International, Ltd.......    1,456,500         82,166
 *Gold-Face Holdings, Ltd..............................    2,003,600        122,020
 Goldlion Holdings, Ltd................................    2,052,000        157,854
 *Goldtron (Bermuda) Holdings, Ltd.....................    2,241,333         10,920
 *Golik Holdings, Ltd..................................    1,536,500         79,784
 Grand Hotel Holdings, Ltd. Series A...................    1,333,000        157,234
 Grande Holdings, Ltd..................................      504,105        478,277
 *Great Wall Electronic International, Ltd.............   15,795,170         30,377
 *Group Sense (International), Ltd.....................    2,062,000         72,702
 *#Guangdong Investment, Ltd...........................    2,150,000        223,280
 *Guangnan Holdings, Ltd...............................    4,146,000         93,024
 *#Guangzhou Investment Co., Ltd.......................    3,510,000        288,014
 HKCB Bank Holding Co., Ltd............................    1,130,000        101,415
 HKR International, Ltd................................      555,260        160,179
 *Hang Fung Gold Technology, Ltd.......................    4,580,000         84,558
 Hanny Holdings, Ltd...................................    5,466,336         66,581
 Harbour Centre Development, Ltd.......................      784,000        547,822
 Harbour Ring International Holdings, Ltd..............    2,636,000        351,484
 Henderson China Holdings, Ltd.........................      911,000        408,802
 *Heng Fung Holdings Co., Ltd..........................    1,050,000         19,520
 High Fashion International, Ltd.......................      268,000         79,030
 *Hikari Tsushin International, Ltd....................    2,248,000         59,373
 *Hinet Holdings, Ltd..................................    4,258,114         10,919
                                                            SHARES           VALUE+
                                                            ------           ------
 *Hon Kwok Land Investment Co., Ltd....................    2,290,145   $     59,605
 Hong Kong and Shanghai Hotels, Ltd....................      562,000        284,617
 Hong Kong Ferry (Holdings) Co., Ltd...................      671,300        537,928
 Hong Kong Parkview Group, Ltd.........................    1,130,000         79,683
 *Hop Hing Holdings, Ltd...............................      660,265         27,089
 Hsin Chong Construction Group, Ltd....................    1,569,658         74,462
 *Hualing Holdings, Ltd................................    1,344,000         56,003
 *Hudson Holdings, Ltd.................................      256,000         37,417
 Hung Hing Printing Group, Ltd.........................      934,442        628,983
 IDT International, Ltd................................    4,028,486        382,209
 *ITC Corp., Ltd.......................................      466,157         24,504
 *Ideal Pacific Holdings, Ltd..........................      838,000         56,944
 *Imgo, Ltd............................................    1,464,000        161,423
 *Innovative International (Holdings), Ltd.............    1,474,003          5,481
 *Interchina Holdings Co., Ltd.........................      900,000        103,851
 *Interform Ceramics Technologies, Ltd.................    1,104,000          3,539
 #International Bank of Asia, Ltd......................    2,615,714        687,498
 International Pipe, Ltd...............................    2,253,587        193,587
 *Island Dyeing & Printing Co., Ltd....................      444,000          2,619
 *Isteelasia.com, Ltd..................................      667,286         13,689
 JCG Holdings, Ltd.....................................    1,048,333        651,881
 *Jackin International Holdings, Ltd...................      210,000          6,866
 *Jinhui Holdings Co., Ltd.............................      370,000          7,732
 K Wah International Holdings, Ltd.....................    4,255,737        409,226
 *KPI Co., Ltd.........................................      264,000          3,419
 KTP Holdings, Ltd.....................................      180,400          7,170
 *Kader Holdings Co., Ltd..............................      545,600         11,892
 *Kantone Holdings, Ltd................................      743,412          7,339
 Karrie International Holdings, Ltd....................       66,000         12,185
 *Keck Seng Investments (Hong Kong), Ltd...............      858,600         99,074
 Kee-Shing Holdings Co., Ltd...........................      886,000         52,254
 *King Fook Holdings, Ltd..............................    1,000,000         42,310
 Kingboard Chemical Holdings, Ltd......................      926,000      1,003,217
 Kingmaker Footwear Holdings, Ltd......................    1,058,750        349,541
 *Kong Sun Holdings, Ltd...............................      480,000         18,462
 *Kong Tai International Holdings Co., Ltd.............    8,300,000         20,219
 Kowloon Development Co., Ltd..........................      416,000        218,678
 *Kumagai Gumi Hong Kong, Ltd..........................      970,000         95,761
 *Kwong Sang Hong International, Ltd...................    1,434,000         44,125
 Kwoon Chung Bus Holdings, Ltd.........................      556,000         76,988
 *Lai Sun Development Co., Ltd.........................    2,970,000         46,456
 *Lai Sun Garment (International), Ltd.................    2,325,000         53,657
 *Lam Soon (Hong Kong), Ltd............................      302,310         98,837
 *Lam Soon Food Industries, Ltd........................      228,000         84,043
 *Lamex Holdings, Ltd..................................    3,628,800         62,809
 Le Saunda Holdings, Ltd...............................      236,000         13,313
 *Leading Spirit High-Tech Holdings Co., Ltd...........    2,310,000          2,962
 *Leefung-Asco Printers Holdings, Ltd..................      144,000         21,232
 *Leung Kee Holdings, Ltd..............................    2,414,000         39,616
 *LifeTec Group, Ltd...................................      922,000         41,374
 *Lippo, Ltd...........................................    1,074,760        122,639
 Liu Chong Hing Bank, Ltd..............................      365,000        360,339
 Liu Chong Hing Investment, Ltd........................      635,200        354,264
 *Logic International Holdings, Ltd....................    1,296,000        141,238
 Luks Industrial Group, Ltd............................      645,555         85,251
 Lung Kee (Bermuda) Holdings, Ltd......................      857,500        172,608
 *Mae Holdings, Ltd....................................    2,220,000         81,119
 *Magnificent Estates, Ltd.............................    3,778,000         14,532

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Magnum International Holdings, Ltd...................      300,000   $      5,154
 *Mansion Holdings, Ltd................................    1,420,360          8,377
 *Mansion House Group, Ltd.............................      698,200         20,589
 Melbourne Enterprises, Ltd............................       45,500        154,008
 Midland Realty (Holding), Ltd.........................      496,000         47,695
 *Millennium Group, Ltd................................      928,000          9,637
 *Min Xin Holdings, Ltd................................      987,200        108,851
 Miramar Hotel & Investment Co., Ltd...................      203,000        157,463
 Moulin International Holdings, Ltd....................    3,496,372        349,655
 *Mui Hong Kong, Ltd...................................    1,845,000         21,053
 Nanyang Holdings, Ltd.................................      137,500         98,723
 National Electronics Holdings, Ltd....................    2,156,000         33,171
 *New Hanison Construction Hldg........................       69,407          4,049
 New Island Printing Holdings, Ltd.....................      176,000         18,052
 *New Rank City Development, Ltd.......................        1,664             66
 *New World China Land, Ltd............................      702,800        195,983
 *New World Cyberbase, Ltd.............................       25,220            181
 *New World Infrastructure, Ltd........................      410,400        107,867
 *Next Media, Ltd......................................      124,000         34,976
 Ngai Lik Industrial Holdings, Ltd.....................    1,556,000        583,529
 *Nph International Holdings, Ltd......................      600,400         95,453
 *Ocean Information Holdings, Ltd......................      122,000          3,457
 *Onfem Holdings, Ltd..................................    1,922,000        142,925
 *Oriental Metals Holdings Co., Ltd....................    1,237,800         46,023
 #Oriental Press Group, Ltd............................    4,080,600        622,584
 Oxford Properties & Finance, Ltd......................      110,000        197,446
 Pacific Andes International Holdings, Ltd.............      156,000         15,401
 *Pacific Century Insurance Holdings, Ltd..............      708,000        164,301
 *Pacific Concord Holding, Ltd.........................    3,284,758        235,841
 *Pacific Plywood Holdings, Ltd........................   10,210,000         43,198
 Paul Y. ITC Construction Holdings, Ltd................      668,446         23,568
 *Peace Mark Holdings, Ltd.............................      337,906         25,128
 *Pearl Oriental Holdings, Ltd.........................    9,064,000         52,295
 Pegasus International Holdings, Ltd...................      226,000         23,760
 *Perfect Treasure Holdings, Ltd.......................      642,000         33,748
 Perfectech International Holdings, Ltd................      571,450         49,089
 Pico Far East Holdings, Ltd...........................    1,190,000         72,472
 *Playmate Toys Holdings, Ltd..........................    1,585,000         50,397
 Pokfulam Development Co., Ltd.........................      234,000         45,002
 *Poly Investments Holdings, Ltd.......................    2,670,000        123,237
 Prestige Properties Holdings, Ltd.....................      965,000         47,015
 *Prime Succession, Ltd................................      768,000         13,982
 *Prosper Evision, Ltd.................................       96,000          1,280
 *#QPL International Holdings, Ltd.....................    1,191,000        511,545
 *Quality Healthcare Asia, Ltd.........................    1,338,000         38,598
 *RNA Holdings, Ltd....................................       20,600            166
 Raymond Industrial, Ltd...............................      605,400         68,305
 Realty Development Corp, Ltd..........................      475,000        137,026
 *Regal Hotels International Holdings, Ltd.............    3,386,000         56,002
 *Rivera Holdings, Ltd.................................    3,160,000        113,442
 Road King Infrastructure, Ltd.........................      449,000        198,606
 *Rockapetta Holdings, Ltd.............................      480,000         27,078
 *Ryoden Development, Ltd..............................    1,912,000        132,376
 *S.A.S.Dragon Holdings, Ltd...........................    1,696,000        147,864
 SA SA International Holdings, Ltd.....................    1,134,000        113,406
 Safety Godown Co., Ltd................................      408,000        180,471
 Saint Honore Holdings, Ltd............................      128,000         12,308
 *Same Time Holdings, Ltd..............................      410,000          6,361
                                                            SHARES           VALUE+
                                                            ------           ------
 San Miguel Brewery Hong Kong, Ltd.....................      930,800   $    322,216
 Sea Holdings, Ltd.....................................    1,068,000        175,270
 *Seapower International Holdings, Ltd.................      854,000          3,394
 *Seapower Resources International, Ltd................    2,528,000          8,751
 *Semi-Tech (Global) Co., Ltd..........................    4,273,327         14,245
 Shaw Brothers Hong Kong, Ltd..........................      325,000        366,685
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,255,000        133,552
 #Shenyin Wanguo (Hong Kong), Ltd......................      847,500        116,265
 *Shenzhen International Holdings, Ltd.................    6,187,500        305,424
 *Shougang Concord Century Holdings, Ltd...............    1,292,000         61,290
 *Shougang Concord Grand (Group), Ltd..................    1,701,000        157,023
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    4,166,000        210,981
 *Shougang Concord Technology Holdings, Ltd............    1,647,914        116,205
 Shui On Construction & Materials, Ltd.................      218,000        183,073
 *Shun Ho Construction (Holdings), Ltd.................    1,037,452         20,351
 *Shun Ho Resources Holdings, Ltd......................      483,000         10,032
 *Shun Shing Holdings, Ltd.............................    2,573,600        214,477
 #Shun Tak Holdings, Ltd...............................    4,277,500        756,826
 Silver Grant International Industries, Ltd............    2,087,000        184,628
 *Simsen International Corp., Ltd......................      102,400          3,282
 *Sincere Co., Ltd.....................................      505,500         25,276
 *#Singamas Container Holdings, Ltd....................      320,000         58,259
 *Sino Foundations Holdings, Ltd.......................    1,074,000         32,635
 *Sinocan Holdings, Ltd................................      350,000          1,885
 Sinopec Kantons Holdings, Ltd.........................      414,000         48,833
 *Skynet (International Group) Holdings, Ltd...........      244,240            344
 *Smartone Telecommunications Holdings, Ltd............      190,000        221,678
 *Solartech International Holdings, Ltd................    4,960,000          6,359
 *Sound International, Ltd.............................       79,200          1,747
 South China Brokerage Co., Ltd........................    4,872,000         70,585
 *South China Industries, Ltd..........................    1,124,000         24,499
 *South China Strategic Investments, Ltd...............      857,400         42,323
 *South East Group, Ltd................................        3,000             43
 *South Sea Development Co., Ltd.......................    2,603,158         22,695
 Southeast Asia Properties & Finance, Ltd..............      175,692         41,673
 *Starlight International Holdings, Ltd................    5,245,170         55,144
 *Stelux Holdings International, Ltd...................    1,307,702         29,341
 *Styland Holdings, Ltd................................      101,808            835
 Sun Hung Kai & Co., Ltd...............................    3,338,600        505,096
 *Suncorp Technologies Ltd.............................       23,760          2,102
 *Sunway International Holdings, Ltd...................      866,000         44,412
 *Suwa International Holdings, Ltd.....................    1,062,000         39,487
 TCC International Holdings, Ltd.......................      678,000         86,927
 *Tack Hsin Holdings, Ltd..............................      542,000        102,151
 Tai Cheung Holdings, Ltd..............................    1,445,000        244,551
 Tai Fook Securities Group, Ltd........................       72,000          9,600
 Tai Sang Land Development, Ltd........................      627,984        140,096
 Tak Sing Alliance Holdings, Ltd.......................    2,909,865        121,250
 *Tak Wing Investment Holdings, Ltd....................      432,800         23,306

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #Tan Chong International, Ltd.........................      666,000   $    108,444
 Techtronic Industries Co., Ltd........................    1,330,000      1,133,967
 *Tem Fat Hing Fung (Holdings), Ltd....................    5,488,000          9,147
 *Termbray Industries International (Holdings), Ltd....    2,304,900        135,937
 Tern Properties Co., Ltd..............................       61,200         10,593
 Texwinca Holdings, Ltd................................      535,000        432,137
 *Tian An China Investments Co., Ltd...................    7,301,750        157,276
 Tian Teck Land, Ltd...................................    1,098,000        246,358
 Trans-Ocean (International), Ltd......................      860,000        132,314
 *Trasy Gold Ex, Ltd...................................        2,060              6
 *Triplenic Holdings, Ltd..............................    2,378,000         25,001
 Tristate Holdings, Ltd................................      138,000         42,906
 Truly International Holdings, Ltd.....................    1,014,000        334,767
 *Tung Fong Hung Holdings, Ltd.........................    3,473,235         79,710
 Tungtex (Holdings) Co., Ltd...........................      788,000        232,371
 Tysan Holdings, Ltd...................................    1,040,773         25,754
 *UDL Holdings, Ltd....................................       23,700            228
 *USI Holdings, Ltd....................................      928,999        100,051
 *United Power Investment, Ltd.........................    1,664,000         40,962
 *Universal Appliances, Ltd............................    2,770,000         28,057
 Universe International Holdings, Ltd..................      382,226         30,384
 Van Shung Chong Holdings, Ltd.........................      854,400        112,830
 *Vanda Systems & Communications Holdings, Ltd.........      644,000         74,311
 Varitronix International, Ltd.........................      252,288        177,904
 *Veeko International Holdings, Ltd....................    1,420,000         24,578
 Vitasoy International Holdings, Ltd...................      819,000        153,308
 Wah Ha Realty Co., Ltd................................      278,600         26,433
 *Wah Nam Group, Ltd...................................    1,934,800          5,954
 *Wai Kee Holdings, Ltd................................    1,562,738        154,278
 *Wang On Group, Ltd...................................    4,644,000         11,908
 *Welback Holdings, Ltd................................    2,570,000         59,970
 *Wiltec Holdings, Ltd.................................      378,511         15,287
 *Winfoong International, Ltd..........................    1,210,000         27,924
 *Wing Fai International, Ltd..........................    3,380,000         94,471
 Wing On Co. International, Ltd........................      565,000        240,861
 Wing Shan International, Ltd..........................      896,000         44,228
 *Winsan China Investment Group, Ltd...................      384,000          5,268
 Winsor Properties Holdings, Ltd.......................      498,000        175,586
 *Wireless InterNetworks, Ltd..........................      227,010          2,911
 *Wo Kee Hong (Holdings), Ltd..........................      972,000         18,818
 Wong's International (Holdings), Ltd..................      400,641        142,543
 *Wonson International Holdings, Ltd...................    4,040,000         42,474
 World Houseware (Holdings), Ltd.......................      605,700         24,074
 YGM Trading, Ltd......................................      228,000        141,776
 Yangtzekiang Garment Manufacturing Co., Ltd...........      405,000         81,004
 *Yanion International Holdings, Ltd...................      118,000         21,483
 Yaohan International Caterers, Ltd....................      512,000         44,638
 *Yaohan International Holdings, Ltd...................      974,000              0
 Yau Lee Holdings, Ltd.................................      534,000         19,170
 *Yeebo International Holdings, Ltd....................       40,800          1,412
 *Yiu Wing International Holdings, Ltd.................    1,404,200         21,964
 *Yoshiya International Corp., Ltd.....................      612,300         21,589
 *Yue Fung International Group Holding, Ltd............    3,974,000         18,342
 *Yugang International, Ltd............................   11,916,000        129,860
                                                            SHARES           VALUE+
                                                            ------           ------
 *Yunnan Enterprises Holdings, Ltd.....................      240,000   $     23,078
 *eSun Holdings, Ltd...................................      653,600         30,168
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $75,684,085)...................................                  43,489,572
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $53,682)......................................                      53,682
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied China, Ltd. Warrants 04/30/04................      207,250            266
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      248,600            988
 *B-Tech Holdings, Ltd. Rights 06/30/03................       62,100            279
 *Champion Technology Holdings, Ltd. Warrants
   01/06/03............................................    4,814,802          6,173
 *China Strategic Holdings, Ltd. Rights 06/30/03.......      752,000          9,159
 *Climax International Co., Ltd. Warrants 02/08/04.....       59,200             76
 *Companion Building Material International Holdings,
   Ltd. Warrants 08/13/02..............................    3,463,213          4,440
 *Haier CCT Holdings, Ltd. Warrants 02/26/04...........       37,851            650
 *Hop Hing Holdings, Ltd. Warrants 04/30/05............      132,053              0
 *Paul Y. ITC Construction Holdings, Ltd. Warrants
   08/29/03............................................      133,689            771
 *Tian An China Investments Co., Ltd. Warrants
   12/03/04............................................      871,150          4,579
 *Van Shung Chong Holdings, Ltd. Warrants 11/18/04.....       85,440          7,120
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $391,026)......................................                      34,501
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $76,128,793)...................................                  43,577,755
                                                                       ------------
SINGAPORE -- (27.4%)
COMMON STOCKS -- (26.8%)
 *A.V. Jennings Homes, Ltd.............................      510,400        297,643
 ASA Ceramic, Ltd......................................      586,000        111,505
 Acma, Ltd.............................................    2,126,700        101,168
 *Allgreen Properties, Ltd.............................      400,000        257,439
 *Alliance Technology & Development, Ltd...............      156,000          9,167
 Amtek Engineering, Ltd................................      540,625        255,664
 Apollo Enterprises, Ltd...............................      193,000         57,247
 Armstrong Industrial Corp.............................      730,000         42,897
 *Asia Food and Properties, Ltd........................    3,106,000        112,988
 *Benjamin (F.J.) Holdings, Ltd........................      797,000        236,402
 Bonvests Holdings, Ltd................................      825,000        191,610
 *Brilliant Manufacturing, Ltd.........................      579,000        110,173
 *Broadway Industrial Group, Ltd.......................      352,000         21,670
 Bukit Sembawang Estates, Ltd..........................       71,334        495,034
 *CK Tang, Ltd.........................................      614,000         58,416
 *CSE Systems & Engineering, Ltd.......................      583,000        151,718
 CWT Distribution, Ltd.................................      461,500        200,166
 Causeway Investment, Ltd..............................      248,000         22,207
 Central Properties, Ltd...............................       66,000        694,414
 Cerebos Pacific, Ltd..................................      176,000        191,087

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Chemical Industries (Far East), Ltd...................      105,910   $     47,714
 Chevalier Singapore Holdings, Ltd.....................       35,000          8,814
 Chip Eng Seng Corp., Ltd..............................    1,420,000        143,047
 *Chosen Holdings, Ltd.................................      829,000        120,627
 Chuan Hup Holdings, Ltd...............................    3,050,000        725,447
 Chuan Soon Huat Industrial Group, Ltd.................      614,000        130,578
 Clipsal Industries Holdings, Ltd......................      126,976        168,417
 #Comfort Group, Ltd...................................    2,469,000      1,036,332
 *Compact Metal Industries, Ltd........................      643,000         35,086
 Cosco Investment, Ltd.................................    1,222,000        150,456
 Courts Singapore, Ltd.................................      495,000        185,608
 Creative Technology Co., Ltd..........................       36,000        362,653
 Cycle & Carriage, Ltd.................................      200,000        508,162
 *#Digiland International, Ltd.........................      708,000         79,246
 Dovechem Terminals Holdings, Ltd......................      339,000        146,086
 *Eagle Brand Holdings, Ltd............................      671,000         90,126
 #Eastern Asia Technology, Ltd.........................      842,500        245,183
 Eastgate Technology, Ltd..............................      870,000         80,338
 *Econ International, Ltd..............................    1,242,000         62,558
 Eng Wah Organisation, Ltd.............................      265,000         34,111
 First Capital Corp., Ltd..............................    1,215,000        635,777
 *Freight Links Express Holdings, Ltd..................    1,648,000         55,338
 Fu Yu Manufacturing, Ltd..............................    1,291,000        325,129
 Fuji Offset Plates Manufacturing, Ltd.................       33,750          5,241
 GB Holdings, Ltd......................................      200,000         85,626
 GK Goh Holdings, Ltd..................................    1,120,000        404,291
 GP Industries, Ltd....................................      602,000        212,253
 *General Magnetics, Ltd...............................      308,000         16,375
 #Ges International, Ltd...............................    1,049,000        278,860
 *Goldtron, Ltd........................................      473,000          6,618
 Guthrie GTS, Ltd......................................    1,174,400        164,313
 *HTP Holdings, Ltd....................................      479,000         83,102
 Hai Sun Hup Group, Ltd................................    2,604,000        276,893
 #Haw Par Brothers International, Ltd..................      565,200      1,341,173
 *Hind Hotels International, Ltd.......................      171,000        119,625
 Ho Bee Investment, Ltd................................      761,000        102,215
 *Hong Fok Corp., Ltd..................................    1,796,000        180,924
 Hong Leong Singapore Finance, Ltd.....................      598,000        665,995
 *Horizon Education & Technologies, Ltd................      646,000         75,922
 Hotel Grand Central, Ltd..............................      875,280        227,781
 Hotel Plaza, Ltd......................................    1,189,000        292,787
 Hotel Properties, Ltd.................................    1,393,000        841,960
 Hotel Royal, Ltd......................................      144,333        103,393
 Hour Glass, Ltd.......................................      298,000         75,049
 Huan Hsin Holdings, Ltd...............................      419,500        309,901
 Hup Seng Huat, Ltd....................................      900,200         70,532
 Hwa Hong Corp., Ltd...................................    2,785,000        623,450
 Hwa Tat Lee, Ltd......................................      682,500        179,522
 *I-One.Net International, Ltd.........................      372,000         12,491
 IDT Holdings, Ltd.....................................      514,000        371,082
 *IPC Corp., Ltd.......................................    1,936,000         81,261
 *Inno-Pacific Holdings, Ltd...........................      962,500         32,320
 International Factors (Singapore), Ltd................      290,000         71,411
 Intraco, Ltd..........................................      292,500        171,883
 Isetan (Singapore), Ltd...............................       98,000        168,925
 *Jack Chia-MPH, Ltd...................................      729,000         75,477
 Jaya Holdings, Ltd....................................    2,127,000        267,835
 Jurong Cement, Ltd....................................      132,500         56,357
 Jurong Engineering, Ltd...............................      112,000         83,365
 *K1 Ventures, Ltd.....................................    2,842,500        270,437
                                                            SHARES           VALUE+
                                                            ------           ------
 #Keppel Land, Ltd.....................................      270,000   $    235,725
 *Keppel Telecommunications and Transportation, Ltd....    1,376,000        785,480
 Khong Guan Flour Milling, Ltd.........................       19,000         17,545
 Kian Ann Engineering, Ltd.............................      868,000         94,726
 Kian Ho Bearings, Ltd.................................      277,000         17,053
 Kim Eng Holdings, Ltd.................................    1,775,200        829,565
 Koh Brothers, Ltd.....................................    1,494,000        104,515
 *L & M Group Investments, Ltd.........................      451,100         16,410
 *LC Development, Ltd..................................    1,191,767         60,028
 *#Labroy Marine, Ltd..................................    2,600,000        436,527
 Lee Kim Tah Holdings, Ltd.............................      795,000         60,064
 *#Leong Hin Holdings, Ltd.............................      404,000        153,747
 Liang Huat Aluminum, Ltd..............................    1,477,000         53,729
 *Lim Kah Ngam, Ltd....................................      350,999          9,822
 Low Keng Huat Singapore, Ltd..........................      372,000         57,252
 Lum Chang Holdings, Ltd...............................    1,134,030        215,784
 Magnecomp International, Ltd..........................      583,000        140,299
 *Manufacturing Integration Technology, Ltd............      223,000         31,825
 Marco Polo Developments, Ltd..........................      925,000        962,878
 *Mediaring.Com, Ltd...................................    2,094,000        152,348
 Metalock (Singapore), Ltd.............................       60,000         10,745
 Metro Holdings, Ltd...................................    1,575,800        423,311
 *Multi-Chem, Ltd......................................      957,000         99,083
 #Natsteel Broadway, Ltd...............................      546,000        977,821
 *Natsteel, Ltd........................................      506,000        458,757
 *Neptune Orient Lines, Ltd............................      440,000        263,483
 *Nera Telecommunications, Ltd.........................      738,000        227,162
 *Nippecraft, Ltd......................................    1,013,000         39,685
 *Orchard Parade Holdings, Ltd.........................    1,084,022        230,536
 *Ossia International, Ltd.............................      708,000         73,303
 Overseas Union Enterprise, Ltd........................      450,000      1,662,161
 Overseas Union Trust (Foreign)........................      163,800        416,185
 *PCI, Ltd.............................................      530,000        176,486
 *Pacific Can Investment Holdings, Ltd.................      101,000          1,696
 Pan-United Corp., Ltd.................................    1,624,000        309,017
 Pentex-Schweizer Circuits, Ltd........................      916,000        120,470
 Pertama Holdings, Ltd.................................      459,750         45,156
 *Pokka Corp. (Singapore), Ltd.........................      159,000         15,572
 Prima, Ltd............................................      106,000        264,580
 Provisions Suppliers Corp.............................    3,373,000        254,840
 Raffles Holdings, Ltd.................................      390,000        104,767
 Republic Hotels and Resorts, Ltd......................      887,000        635,405
 Robinson & Co., Ltd...................................      284,832        916,586
 Rotary Engineering, Ltd...............................    1,231,000        151,564
 SMB United, Ltd.......................................    1,254,000        143,869
 SNP Corp., Ltd........................................      207,495         81,287
 *SPP, Ltd.............................................      454,000         18,421
 San Teh, Ltd..........................................      838,406        157,187
 Scotts Holdings, Ltd..................................    1,807,250        364,114
 Sea View Hotel, Ltd...................................       66,000        229,009
 *Sembcorp Logistics, Ltd..............................      115,000        135,156
 Sembcorp Marine, Ltd..................................      533,000        281,887
 Sin Soon Huat, Ltd....................................      929,000         49,392
 Sing Investments & Finance, Ltd. (Foreign)............       94,500         70,075
 Singapore Food Industries, Ltd........................      486,000        198,553
 Singapore Land, Ltd...................................      196,000        399,277
 Singapore Reinsurance Corp., Ltd......................    1,400,850        195,997
 Singapore Shipping Corp., Ltd.........................    1,302,000        145,733
 Singapura Building Society, Ltd.......................      139,250         99,752

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Singatronics, Ltd.....................................      748,000   $     98,375
 Smrt Corporation, Ltd.................................      565,000        215,018
 Ssangyong Cement (Singapore), Ltd.....................      236,000        188,871
 Stamford Tyres Corp., Ltd.............................       62,000         12,838
 Straits Trading Co., Ltd..............................    1,117,200      1,112,930
 *Sunright, Ltd........................................      378,000         67,695
 *Superbowl Holdings, Ltd..............................      490,000         50,732
 Superior Metal Printing, Ltd..........................      490,500         59,019
 Tiger Medicals, Ltd...................................      224,000        269,528
 *Tiong Woon Corp. Holding, Ltd........................      652,000         56,558
 *Transmarco, Ltd......................................      106,500         57,517
 *Tuan Sing Holdings, Ltd..............................    3,362,000        188,154
 UOB-Kay Hian Holdings, Ltd............................    1,602,000        618,626
 *Ultro Technologies, Ltd..............................      530,000         78,603
 Unisteel Technology, Ltd..............................      552,000        230,151
 United Engineers, Ltd.................................      632,666        456,753
 United Industrial Corp., Ltd..........................      785,000        316,314
 United Overseas Insurance, Ltd........................      125,500        201,578
 United Overseas Land, Ltd.............................    1,104,000      1,093,602
 United Pulp & Paper Co., Ltd..........................      354,000         86,181
 *Uraco Holdings, Ltd..................................    2,507,600        406,980
 *Van Der Horst, Ltd...................................       18,543         76,983
 *Vertex Venture Holdings, Ltd.........................    1,120,210        159,866
 WBL Corp., Ltd........................................      510,000        565,135
 Wearnes International (1994), Ltd.....................       33,000         12,466
 Wing Tai Holdings, Ltd................................      661,000        275,597
 Yeo Hiap Seng, Ltd....................................      102,000        102,181
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $54,203,866)...................................                  39,343,746
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.5%)
 *Singapore Dollars
   (Cost $677,802).....................................                     683,104
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7%
   (Non-Redeemable Convertible)
   (Cost $102,710).....................................      172,500        108,124
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04
   (Cost $0)...........................................      236,300          3,637
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $54,984,378)...................................                  40,138,611
                                                                       ------------
NEW ZEALAND -- (11.0%)
COMMON STOCKS -- (10.9%)
 *AFFCO Holdings, Ltd..................................      603,825         69,411
 *Advantage Group, Ltd.................................      101,600         21,412
 Baycorp Advantage, Ltd................................      312,958        680,532
 CDL Hotels NZ, Ltd....................................      657,244         78,700
 *CDL Investments NZ, Ltd..............................      262,935         23,298
 Cavalier Corp., Ltd...................................       77,444        234,429
 Colonial Motor Co., Ltd...............................       47,895         65,379
 *Cue Energy Resources NL..............................      452,354         10,833
 DB Group, Ltd.........................................      132,089        376,435
 Ebos Group, Ltd.......................................       57,108         86,162
 *Evergreen Forests, Ltd...............................      323,301         92,136
 *Fisher & Paykel Apppliances Holdings, Ltd............      169,339        778,636
 Fisher & Paykel Industries, Ltd.......................      162,566        712,455
                                                            SHARES           VALUE+
                                                            ------           ------
 *Force Corp., Ltd.....................................      380,914   $     11,129
 Hallenstein Glassons Holdings, Ltd....................      142,638        185,145
 Hellaby Holdings, Ltd.................................      118,179        152,831
 Horizon Energy Distribution, Ltd......................        8,084         61,952
 Independent Newspapers, Ltd. (Auckland)...............      839,000      1,615,454
 *Kingsgate International Corp., Ltd...................      479,679         41,815
 *Met Lifecare, Ltd....................................      202,860        131,171
 Michael Hill International, Ltd.......................       90,546        221,180
 Natural Gas Corp. Holdings, Ltd.......................    1,859,760        970,934
 *New Zealand Oil & Gas, Ltd...........................      402,731         79,087
 New Zealand Refining Co., Ltd.........................       62,819        505,483
 Northland Port Corp. (New Zealand), Ltd...............      108,571        135,205
 Nuplex Industries, Ltd................................      206,598        325,558
 Owens Group, Ltd......................................      138,522         72,982
 *Pacific Retail Group, Ltd............................      123,160        172,840
 *Pan Pacific Petroleum NL.............................      402,731         15,817
 Port of Tauranga, Ltd.................................      175,276        649,785
 Ports of Auckland.....................................      277,726        897,898
 Reid Farmers, Ltd.....................................      146,734         80,823
 Restaurant Brand New Zealand, Ltd.....................      256,737        257,005
 *Richina Pacific, Ltd.................................      137,322         44,726
 Sanford, Ltd..........................................      250,512        653,930
 Scott Technology, Ltd.................................       48,074         42,368
 *Seafresh Fisheries...................................       80,520            771
 *Shotover Jet, Ltd....................................      106,500         23,465
 Sky City, Ltd.........................................      489,692      1,536,282
 South Port New Zealand, Ltd...........................       30,744         25,033
 Steel & Tube Holdings, Ltd............................      151,610        214,944
 *Summit Gold, Ltd.....................................      107,419          5,660
 *Tasman Agriculture, Ltd..............................      157,056         41,374
 *Tasman Farms.........................................      157,056              0
 Taylors Group, Ltd....................................       29,646         23,429
 Tourism Holdings, Ltd.................................      222,252        101,129
 *Trans Tasman Properties, Ltd.........................      891,408        106,739
 *Tranz Rail Holdings, Ltd.............................      316,409        522,847
 Trustpower, Ltd.......................................      458,529        751,103
 Warehouse Group, Ltd..................................      420,000      1,448,399
 Waste Management NZ, Ltd..............................      254,272        355,621
 Williams & Kettle, Ltd................................       38,372         66,164
 Wrightson, Ltd........................................      317,720        167,395
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,490,137)...................................                  15,945,291
                                                                       ------------

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.1%)
 Capital Properties New Zealand, Ltd. Notes
   8.500%, 04/15/05
   (Cost $210,192).....................................   $      201         97,786
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $9,200).......................................                       9,243
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $15,709,529)...................................                  16,052,320
                                                                       ------------

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Abrar Corp. Berhad...................................       40,000   $      6,158
 *Autoways Holdings Berhad.............................       10,000          3,395
 *Kuala Lumpur Industries Holdings Berhad..............      138,000         17,976
 *Lbs Bina Group Berhad................................        1,500            407
 *MBF Holdings Berhad..................................    2,228,250        120,208
 *Perdana Industrial Holdings Berhad...................       46,000          3,753
 *Promet Berhad........................................    1,143,000         87,229
 *RNC Corp. Berhad.....................................       33,000          3,560
 *Rahman Hydraulic Tin Berhad..........................      111,000         19,425
 *Rekapacific Berhad...................................      473,000         57,258
 *Saship Holdings Berhad...............................      223,520         52,351
 *Tai Wah Garments Manufacturing Berhad (Foreign)......       60,000          6,947
 *Wing Tiek Holdings Berhad............................       95,800         22,437
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $2,561,491)....................................                     401,104
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.............................          950            219
 *Exergy, Inc..........................................        7,260              0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $4,302)........................................                         219
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.70%, 09/12/02, valued at $754,210) to be
   repurchased at $743,103
   (Cost $743,000).....................................   $      743        743,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $201,252,706)++................................                $146,584,327
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
   @  Denominated in local currency or the Euro
  ++  The cost for federal income tax purposes is $201,345,331.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                               ------        ------
UNITED KINGDOM -- (99.4%)
COMMON STOCKS -- (98.7%)
 600 Group P.L.C.......................................      100,910   $     88,591
 AEA Technology P.L.C..................................       37,258        160,278
 AIM Group P.L.C.......................................       32,063         82,101
 AIT Group P.L.C.......................................        6,891          9,730
 *API Group P.L.C......................................       51,500         67,820
 *ASW Holdings P.L.C...................................      849,314         36,660
 Abacus Polar P.L.C....................................       75,000        388,481
 Abbeycrest P.L.C......................................       42,590         65,434
 Abbot Group P.L.C.....................................       92,595        207,293
 Acal P.L.C............................................       13,671        118,521
 *Acatos & Hutcheson P.L.C.............................       39,436         46,451
 Adam & Harvey Group P.L.C.............................       10,500         25,657
 *Advanced Medical Solutions P.L.C.....................       29,802          3,598
 *Advanced Power Components, Ltd.......................       47,871         29,769
 *African Lakes Corp. P.L.C............................        7,760            766
 *Airflow Streamlines P.L.C............................       20,500         19,047
 Airsprung Furniture Group P.L.C.......................       58,000         63,225
 Alba P.L.C............................................      105,025        614,693
 Alexandra Workwear P.L.C..............................       86,243         85,179
 Alexon Group P.L.C....................................       86,632        293,451
 Allders P.L.C.........................................       16,000         36,756
 Allen P.L.C...........................................       50,000        238,503
 Alpha Airports Group P.L.C............................      392,541        430,777
 Alphameric P.L.C......................................      172,688        236,254
 Alumasc Group P.L.C...................................      100,245        192,150
 Alvis P.L.C...........................................      191,010        458,359
 Amberley Group P.L.C..................................      200,000         76,818
 Amey P.L.C............................................       11,353         41,945
 Amstrad P.L.C.........................................      149,652         78,830
 *Andrew Sykes Group P.L.C.............................      203,650        329,270
 *Anglesey Mining P.L.C................................       55,000          1,006
 Anglo Eastern Plantations P.L.C.......................       57,166         54,788
 *Anite Group P.L.C....................................      250,000        325,564
 *Antisoma P.L.C.......................................      163,333         51,383
 *Applied Optical Technologies P.L.C...................       75,383         50,187
 *Arena Leisure P.L.C..................................      350,516        194,893
 *Argonaut Games, Ltd..................................      100,000         75,355
 Armitage Brothers P.L.C...............................        4,000          9,072
 *Armour Trust P.L.C...................................      198,500         53,733
 Ashtenne Holdings P.L.C...............................       50,000        166,440
 Aukett Associates P.L.C...............................      149,201          8,732
 Austin Reed Group P.L.C...............................       68,999        175,670
 Autologic Holdings P.L.C..............................       17,489        126,031
 Avesco P.L.C..........................................       29,998         92,176
 Avon Rubber P.L.C.....................................       25,041         71,082
 *Axis-Shield P.L.C....................................       18,284         88,286
 Axon Group P.L.C......................................       19,756         45,529
 *Azlan Group P.L.C....................................      185,000        426,342
 *BNB Resources P.L.C..................................       49,000         27,962
 BPP Holdings P.L.C....................................      106,500        393,475
 BSS Group P.L.C.......................................       47,905        355,732
 BWD Securities P.L.C..................................       10,951         72,346
 Babcock International Group P.L.C.....................      310,464        533,771
 Baggeridge Brick P.L.C................................       98,000        116,866
 Bailey (Ben) Construction P.L.C.......................       26,000         41,277
                                                               SHARES        VALUE+
                                                               ------        ------
 Bailey (C.H.) P.L.C...................................      109,500   $      8,812
 Bailey (C.H.) P.L.C. Class B..........................       10,000          2,048
 Barr (A.G.) P.L.C.....................................       43,000        311,444
 Beattie (James) P.L.C.................................      132,247        319,283
 Bellway P.L.C.........................................       93,000        683,793
 Bemrose Corp. P.L.C...................................       50,375         77,395
 Benchmark Group P.L.C.................................       21,513         90,184
 Bespak P.L.C..........................................       55,918        468,008
 Bett Brothers P.L.C...................................       33,108        192,564
 *Biocompatibles International P.L.C...................       47,336         70,301
 Biotrace International P.L.C..........................       75,000        139,370
 Birse Group P.L.C.....................................      421,901        104,946
 Black Arrow Group P.L.C...............................       56,500         45,056
 Blacks Leisure Group P.L.C............................       60,959        233,247
 *Blagden Industries P.L.C.............................      131,092              0
 Blick P.L.C...........................................       68,555        216,670
 Bloomsbury Publishing P.L.C...........................        5,307         60,375
 Body Shop International P.L.C.........................      194,000        313,668
 Bodycote International P.L.C..........................       23,848         74,674
 *Boosey & Hawkes P.L.C................................       35,500        114,276
 Boot (Henry) & Sons P.L.C.............................       47,000        236,227
 *Bradstock Group P.L.C................................      130,000          6,182
 Brake Brothers P.L.C..................................       25,261        290,522
 Brammer (H.) P.L.C....................................       86,623        252,227
 Brewin Dolphin Holdings P.L.C.........................       69,762         95,441
 Bristol Water Holdings P.L.C..........................       12,000        224,749
 *British Biotech P.L.C................................      198,000         33,317
 British Polythene Industries P.L.C....................       56,740        293,484
 Britt Allcroft Co. P.L.C..............................       25,000        160,038
 Brown & Jackson P.L.C.................................      296,819        123,778
 *Brunel Holding P.L.C.................................       11,935         11,875
 Budgens P.L.C.........................................      306,137        566,646
 Bulgin (A.F.) & Co. P.L.C.............................       36,000          4,477
 *Bullough P.L.C.......................................      256,000         85,217
 Bulmer (H.P.) Holdings P.L.C..........................       60,500        294,342
 *Burn Stewart Distillers P.L.C........................      142,500         95,913
 *Burnden Leisure P.L.C................................       33,000          2,294
 Burndene Investments P.L.C............................      175,001        110,107
 Burtonwood Brewery P.L.C..............................       38,000        144,843
 Business Post Group P.L.C.............................       25,000        152,722
 *CLS Holdings P.L.C...................................      102,907        376,436
 CML Microsystems P.L.C................................        3,361         13,155
 Cadcentre Group P.L.C.................................       10,000         62,186
 Caffyns P.L.C.........................................        6,000         43,018
 *Cairn Energy P.L.C...................................       60,206        290,269
 *Calluna P.L.C........................................       77,140              0
 Camellia P.L.C........................................        2,950        140,285
 *Cammell Laird Group P.L.C............................      256,158         22,489
 *Cape P.L.C...........................................      119,518         35,850
 Capital & Regional Properties P.L.C...................       25,260        103,305
 Carclo Engineering Group P.L.C........................      100,463         68,354
 Care UK P.L.C.........................................       64,835        201,592
 *Carlisle Holdings, Ltd...............................        8,709         22,938
 Carpetright P.L.C.....................................      102,500        954,615
 Carr's Milling Industries P.L.C.......................       19,000         45,594
 Castings P.L.C........................................       79,000        220,783
 *Cenes Pharmaceuticals P.L.C..........................      298,612         34,955

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Chamberlin & Hill P.L.C...............................       18,000   $     54,519
 Chapelthorpe P.L.C....................................      564,527         74,342
 Charles Taylor Group P.L.C............................       15,656         94,495
 *Charter P.L.C........................................       88,743        256,453
 Chemring Group P.L.C..................................       49,000        243,770
 Chime Communications P.L.C............................       71,838        105,114
 Chloride Group P.L.C..................................      485,500        333,882
 Christie Group P.L.C..................................       53,263         44,033
 Chrysalis Group P.L.C.................................      268,082      1,019,875
 Churchill China P.L.C.................................       30,000         73,087
 City Centre Restaurants P.L.C.........................      174,871        181,030
 Clarkson (Horace) P.L.C...............................       44,733        147,925
 *Clinical Computing P.L.C.............................       40,000         16,973
 Clinton Cards P.L.C...................................      144,460        417,465
 Clydeport P.L.C.......................................       12,500         80,293
 Coats Viyella P.L.C...................................      275,000        213,262
 Colefax & Fowler Group P.L.C..........................       60,000         68,039
 Communisis P.L.C......................................      237,134        621,087
 Compel Group P.L.C....................................        5,000          6,658
 Cookson Group P.L.C...................................      147,334        181,087
 Coral Products P.L.C..................................       50,000         28,167
 *Corporate Services Group P.L.C.......................       82,200         45,705
 Cosalt P.L.C..........................................       30,700        129,146
 Countryside Property P.L.C............................       94,086        283,595
 Countrywide Assured Group P.L.C.......................      133,374        338,592
 Courts P.L.C..........................................      110,722        536,250
 *Cox Insurance Holdings P.L.C.........................      144,666        131,239
 *Cradley Group Holdings P.L.C.........................       80,000          6,438
 Cranswick P.L.C.......................................        9,358        135,078
 Crest Nicholson P.L.C.................................      267,250        932,635
 *Creston Land & Estates P.L.C.........................        5,000          4,719
 Croda International P.L.C.............................       59,635        243,451
 Cropper (James) P.L.C.................................       22,000         64,381
 *Crown Sports P.L.C...................................      250,000         37,495
 *Culver Holdings P.L.C................................          338            121
 *DCS Group P.L.C......................................       10,000          4,463
 DFS Furniture Co. P.L.C...............................       41,300        266,498
 DTZ Holdings P.L.C....................................       89,500        167,625
 Daejan Holdings P.L.C.................................       25,000        585,283
 Dairy Crest Group P.L.C...............................        5,000         41,409
 *Danka Business Systems P.L.C.........................       15,000         14,870
 Dart Group P.L.C......................................       74,000        358,939
 *Dawson International P.L.C...........................      100,688         61,878
 *Dechra Pharmaceiticals P.L.C.........................       50,000        102,790
 Delta P.L.C...........................................      150,000        254,598
 Deltron Electronics P.L.C.............................        8,621          9,208
 Densitron International P.L.C.........................       74,175         26,591
 Derwent Valley Holdings P.L.C.........................       90,000      1,100,917
 Development Securities P.L.C..........................       50,000        335,440
 Devro P.L.C...........................................      180,143        230,638
 Dewhurst P.L.C........................................        9,000         11,852
 Dewhurst P.L.C. Class A Non-Voting....................       15,500         14,628
 Diagonal P.L.C........................................       34,200         35,029
 Dicom Group P.L.C.....................................       30,000        235,942
 Diploma P.L.C.........................................       22,648        110,186
 Dixon Motors P.L.C....................................       55,408        242,409
 Domestic & General Group P.L.C........................       17,223        193,416
 Domino Printing Sciences P.L.C........................      355,935        755,170
 Domnick Hunter Group P.L.C............................       30,000        134,542
 Dowding & Mills P.L.C.................................      336,440        152,607
 Druck Holdings P.L.C..................................        8,000         40,970
 *Dyson Group P.L.C....................................       14,250         45,872
                                                               SHARES        VALUE+
                                                               ------        ------
 EBC Group P.L.C.......................................       33,685   $     89,458
 East Surrey Holdings P.L.C............................       36,800        148,615
 *Easynet Group P.L.C..................................       75,000        134,432
 Edinburgh Fund Managers Group P.L.C...................       61,000        319,535
 *Eidos P.L.C..........................................       55,300        122,991
 Eldridge Pope & Co. P.L.C.............................       25,000         96,937
 Eleco Holdings P.L.C..................................      104,685         40,592
 Electronic Data Processing P.L.C......................       55,200         35,942
 Electronics Boutique P.L.C............................      150,000        294,105
 *Emess P.L.C..........................................      288,250         22,143
 Ennstone P.L.C........................................      295,323        152,322
 Enodis P.L.C..........................................      275,329        336,391
 Eurocopy P.L.C........................................       41,051         26,279
 Eurodis Electron P.L.C................................       87,500        102,425
 Euromoney Institutional Investors P.L.C...............       65,000        328,124
 European Colour P.L.C.................................       82,090         27,626
 European Motor Holdings P.L.C.........................      118,325        232,865
 *European Telecom P.L.C...............................        7,000            307
 *Evans of Leeds Contingent Units P.L.C................       80,000              0
 *Express Dairies P.L.C................................      722,000        303,725
 Expro International Group P.L.C.......................       54,966        390,069
 *Eyretel P.L.C........................................      134,000        105,878
 FCX International P.L.C...............................       68,275        262,738
 *FII Group P.L.C......................................       41,166          5,421
 Falcon Holdings P.L.C.................................        5,500         14,687
 Fenner P.L.C..........................................       92,146        173,929
 *Ferguson International Holdings P.L.C................       89,105         45,633
 Ferraris Group P.L.C..................................        9,600         30,201
 *Fibernet Group P.L.C.................................       45,339         51,414
 Filtronic P.L.C.......................................        4,138         11,504
 Financial Objects P.L.C...............................        7,000          4,763
 Fine Art Developments P.L.C...........................      142,288        729,730
 First Technology P.L.C................................      117,111        813,092
 *Firth (G.M.) Holdings P.L.C..........................      163,080         14,914
 Firth Rixson P.L.C....................................      216,888         65,057
 Fisher (Albert) Group P.L.C...........................       76,000        175,702
 *Fitness First P.L.C..................................       20,000        128,031
 Forminster P.L.C......................................       43,333         17,753
 Forth Ports P.L.C.....................................      133,690      1,721,422
 Fortress Holdings P.L.C...............................      120,728         42,838
 *Foster (John) & Son P.L.C............................       27,500          4,326
 Freeport Leisure P.L.C................................       25,814        166,571
 French Connection Group P.L.C.........................       25,000        381,348
 *Friendly Hotels P.L.C................................       51,533         35,440
 Friends, Ivory & Sime P.L.C...........................       60,039        240,268
 Fuller, Smith & Turner P.L.C. Series A................       20,000        158,026
 Fulmar P.L.C..........................................      107,500        103,028
 *Future Network P.L.C.................................      315,000        297,287
 GWR Group P.L.C.......................................       49,700        204,347
 Galliford P.L.C.......................................      467,870        292,663
 Games Workshop Group P.L.C............................       12,932        111,168
 *Gaming International P.L.C...........................       14,000         13,827
 *Gardner Group P.L.C..................................       26,923          4,235
 Garton Engineering P.L.C..............................       10,248          5,623
 Gaskell P.L.C.........................................       36,000         21,070
 *Gearhouse Group P.L.C................................       25,000         10,608
 Geest P.L.C...........................................       70,956        809,822

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
                                                               SHARES        VALUE+
                                                               ------        ------
 Gibbs & Dandy P.L.C...................................        4,500   $     25,021
 *Gioma Restaurants P.L.C..............................      100,000         29,264
 Gleeson (M.J.) Group P.L.C............................       22,471        371,541
 Glenmorangie P.L.C....................................       20,000        215,823
 *Glotel P.L.C.........................................       15,300         14,216
 Go-Ahead Group P.L.C..................................       40,000        432,524
 Goldshield Group P.L.C................................       14,400         72,165
 Gowrings P.L.C........................................        5,000          7,023
 Grainger Trust, Ltd...................................       22,000        350,877
 Grantchester Holdings P.L.C...........................       37,800        117,256
 Greene King P.L.C.....................................        1,081         12,448
 *Greenwich Resources P.L.C............................      438,664         17,651
 Greggs P.L.C..........................................       26,000      1,472,279
 Guiness Peat Group P.L.C..............................      155,255        128,351
 *Gyrus Group P.L.C....................................       30,072        115,724
 Haden Maclellan Holdings P.L.C........................      226,224        109,234
 Halstead (James) Group P.L.C..........................       74,924        292,710
 Hamley's P.L.C........................................       47,500        121,282
 Hampson Industries P.L.C..............................      105,886         31,374
 *Hampton Trust P.L.C..................................      232,050         24,616
 Hanover International P.L.C...........................       11,940         20,965
 Hardys & Hansons P.L.C................................       48,000        242,307
 *Hartstone Group P.L.C................................      240,263         16,699
 Harvey Nash Group P.L.C...............................      183,750        237,945
 Havelock Europa P.L.C.................................       27,660         25,093
 *Hawtin P.L.C.........................................      196,500         33,065
 Haynes Publishing Group P.L.C.........................       14,703         25,601
 Headlam Group P.L.C...................................      152,974        595,395
 Heath (Samuel) & Sons P.L.C...........................        7,500         33,471
 Helical Bar P.L.C.....................................       35,000        421,221
 *Helphire Group P.L.C.................................      134,600        285,574
 Henlys Group P.L.C....................................        8,303         26,546
 Heywood Williams Group P.L.C..........................      140,400        439,629
 Highbury House Communications P.L.C...................      439,166        221,694
 High-Point P.L.C......................................       57,510         37,867
 Hill & Smith Holdings P.L.C...........................       86,850        102,934
 *Hiscox P.L.C.........................................       91,000        217,038
 Hit Entertainment P.L.C...............................      106,848        531,559
 Hitachi Credit (UK) P.L.C.............................       16,412         33,860
 Holidaybreak P.L.C....................................       92,974        786,312
 Holmes Place P.L.C....................................       56,067         98,855
 *Horace Small Apparel P.L.C...........................      137,500          9,054
 House of Fraser P.L.C.................................      200,000        249,477
 *Howard Holdings P.L.C................................       57,730         28,720
 Hunting P.L.C.........................................      223,174        653,100
 Huntleigh Technology P.L.C............................       24,925        160,105
 *Huntsworth P.L.C.....................................       90,000         28,313
 *IAF Group P.L.C......................................       30,000          4,170
 IG Group P.L.C........................................       10,000         32,776
 *IMS Group P.L.C......................................       75,000          4,938
 *IQE P.L.C............................................       47,400         48,549
 *ISA International P.L.C..............................       95,214         10,449
 *Ids Group P.L.C......................................       23,000         16,322
 *Imagination Technologies Group P.L.C.................      189,698         97,149
 Incepta Group P.L.C...................................      351,000        305,583
 *Industrial & Commercial Holdings P.L.C...............        5,000            110
 Informa Group P.L.C...................................       37,229        135,095
 *Intec Telecom Systems P.L.C..........................      100,000         68,771
 Intelek P.L.C.........................................       99,880         31,421
                                                               SHARES        VALUE+
                                                               ------        ------
 *Interx P.L.C.........................................       20,000   $      2,853
 Intserve P.L.C........................................      134,534      1,038,390
 *Inveresk P.L.C.......................................      100,000         53,773
 *Irevolution Group P.L.C..............................        5,000          1,061
 *Isoft Group P.L.C....................................        7,540         24,989
 Isotron P.L.C.........................................       50,325        246,680
 Ite Group P.L.C.......................................      234,741         98,749
 Itnet P.L.C...........................................       35,754        105,939
 J.& J. Dyson P.L.C....................................       28,500         93,828
 *JKX Oil and Gas P.L.C................................      220,533         74,218
 Jarvis Hotels P.L.C...................................      215,318        378,066
 Jarvis P.L.C..........................................      193,379        928,088
 *Jarvis Porter Group P.L.C............................       99,894         27,041
 John David Sports P.L.C...............................      114,500        590,569
 Johnson Group Cleaners P.L.C..........................      110,535        660,690
 Johnston Group P.L.C..................................       26,000        122,690
 Johnston Press P.L.C..................................        7,280         39,999
 Joseph (Leopold) Holdings P.L.C.......................       14,000        173,097
 Jourdan (Thomas) P.L.C................................       40,000         10,242
 *K S Biomedix Holdings P.L.C..........................       94,500         91,952
 KBC Advanced Technologies P.L.C.......................       25,000         31,642
 *Kalamazoo Computer Group P.L.C.......................       56,120          7,185
 Keller Group P.L.C....................................      110,000        547,239
 *Kensington Group P.L.C...............................       30,000        117,642
 *Kewill Systems P.L.C.................................       10,000          4,609
 Kier Group P.L.C......................................       10,915        112,834
 *Kiln P.L.C...........................................      200,000        160,953
 Kleeneze P.L.C........................................       84,300        166,520
 *Knowledge Support Systems Group P.L.C................       25,000          4,755
 Kunick P.L.C..........................................      420,000        102,937
 Laing (John) P.L.C....................................      275,961        734,894
 Laird Group P.L.C.....................................        6,000         16,988
 Lambert Howarth Group P.L.C...........................       25,200         61,762
 *Lamont Holdings P.L.C................................       72,231          3,435
 *Laura Ashley Holdings P.L.C..........................      499,150        136,942
 Lavendon Group P.L.C..................................       20,092         64,971
 Le Riche Group, Ltd...................................        6,900         61,990
 Leeds Group P.L.C.....................................       86,938         31,802
 *Leeds Sporting P.L.C.................................       66,000          6,277
 *Leicester City P.L.C.................................      100,000         19,022
 Lex Service P.L.C.....................................       20,000        149,247
 Lincat Group P.L.C....................................       19,000         96,608
 Linton Park P.L.C.....................................       39,000        196,875
 Linx Printing Technologies P.L.C......................       27,000        115,557
 Litho Supplies P.L.C..................................       20,000          8,926
 Locker (Thomas) Holdings P.L.C........................      176,168         10,311
 London Bridge Software Holdings P.L.C.................       57,269         94,690
 *London Clubs International P.L.C.....................      144,646         37,567
 *London Forfeiting Co. P.L.C..........................       12,000          2,502
 London Scottish Bank P.L.C............................      263,000        519,512
 Lookers P.L.C.........................................       53,160        144,289
 *Lorien P.L.C.........................................       60,000         75,940
 Low & Bonar P.L.C.....................................       95,000        121,629
 *Lowe (Robert H.) & Co. P.L.C.........................      251,985          6,452
 *M.L. Laboratories P.L.C..............................       51,042         27,633
 *MDIS Group P.L.C.....................................      342,029        120,110
 MFI Furniture Group P.L.C.............................       60,855        129,558
 MMT Computing P.L.C...................................        3,000          5,268
 MS International P.L.C................................       71,500         64,864
 MSB International P.L.C...............................       16,000         16,856

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
                                                               SHARES        VALUE+
                                                               ------        ------
 MacDonald Hotels P.L.C................................       45,500   $    147,133
 MacFarlane Group Clansman P.L.C.......................      228,287        257,204
 Macro 4 P.L.C.........................................       42,500         68,405
 Maiden Group P.L.C....................................       16,800         84,807
 Mallett P.L.C.........................................       24,837         73,592
 Manganese Bronze Holdings P.L.C.......................       32,184         55,804
 Marlborough Stirling P.L.C............................      150,000        324,832
 Marshalls P.L.C.......................................      225,800        956,485
 *Martin International Holdings P.L.C..................      135,800         21,857
 Marylebone Warwick Balfour Group P.L.C................       73,345        119,661
 Mayflower Corp. P.L.C.................................      550,636        652,613
 McAlpine (Alfred) P.L.C...............................      196,111      1,066,023
 McBride P.L.C.........................................       10,000          8,231
 McCarthy & Stone P.L.C................................      194,968        987,064
 McKay Securities P.L.C................................       68,500        225,517
 McLeod Russel Holdings P.L.C..........................       74,524         73,060
 *Medical Solutions P.L.C..............................       26,658         10,142
 *Medisys P.L.C........................................      150,134         91,166
 Mentmore Abbey P.L.C..................................      236,561        387,674
 Menzies (John) P.L.C..................................       57,314        293,937
 *Merant P.L.C.........................................      172,500        252,403
 Merchant Retail Group P.L.C...........................      185,666        412,935
 Merrydown P.L.C.......................................       59,927         41,212
 Metal Bulletin P.L.C..................................       95,500        275,979
 Metalrax Group P.L.C..................................      358,740        391,059
 Mice Group P.L.C......................................       39,909         34,745
 *Microgen Holdings P.L.C..............................       45,816         40,223
 Mitie Group P.L.C.....................................      500,000      1,049,851
 Molins P.L.C..........................................       68,000        363,168
 Monsoon P.L.C.........................................       71,000        136,612
 *Morse P.L.C..........................................       36,866        120,022
 *Moss Brothers Group P.L.C............................      163,400         84,279
 Mowlem (John) & Co. P.L.C.............................      313,730      1,009,914
 Mtl Instruments Group P.L.C...........................        4,348         11,388
 Mucklow (A & J) Group P.L.C...........................      175,000        610,706
 *NHP P.L.C............................................      125,000        162,782
 *NSB Retail P.L.C.....................................      150,000         53,773
 *NXT P.L.C............................................       22,446         34,650
 Nestor Healthcare Group P.L.C.........................      180,200      1,529,285
 New Look Group P.L.C..................................      101,256        393,361
 Newcastle United P.L.C................................      148,923         52,297
 Nichols (J.N.) (Vimto) P.L.C..........................       66,550        117,339
 Nord Anglia Education P.L.C...........................        5,000         19,644
 Northamber P.L.C......................................       75,888         81,614
 Northgate P.L.C.......................................      118,200        925,288
 *OEM P.L.C............................................       12,000          5,882
 Ocean Wilson Holdings, Ltd............................       84,250        101,702
 Ockham Holdings P.L.C.................................      194,688        115,372
 *Orbis P.L.C..........................................      142,859         13,065
 Osborne & Little P.L.C................................       11,200         67,190
 *Ottakar's P.L.C......................................       30,000         75,721
 Owen (H.R.) P.L.C.....................................       30,000         73,746
 *Oxford Biomedica, Ltd................................       75,000         24,143
 Oxford Instruments P.L.C..............................       43,051        147,717
 *Oxford Molecular Group P.L.C.........................       41,440          5,760
 *PPL Therapeutics P.L.C...............................       43,529         11,783
 PSD Group P.L.C.......................................       43,500        265,737
 *Paladin Resources P.L.C..............................       74,000         66,049
 Paragon Group of Companies P.L.C......................       47,000        168,144
 Parity Group P.L.C....................................      128,750         72,529
 *Park Food Group P.L.C................................      291,600         89,601
                                                               SHARES        VALUE+
                                                               ------        ------
 *Partners Holdings P.L.C..............................       40,000   $      7,316
 Partridge Fine Arts P.L.C.............................       58,000         50,920
 Paterson Zochonis P.L.C...............................       22,000        287,301
 Paterson Zochonis P.L.C. Non-Voting...................       27,000        239,015
 Pendragon P.L.C.......................................       95,750        527,484
 *Penna Consulting P.L.C...............................       33,000        164,172
 *Peptide Therapeutics Group P.L.C.....................       35,000        141,602
 Peterhouse Group P.L.C................................       85,427        504,364
 *Pharmagene P.L.C.....................................      160,000        149,832
 Photo-Me International P.L.C..........................      142,620         46,954
 Photo-Scan P.L.C......................................       40,777         78,161
 *Phytopharm P.L.C.....................................       12,600         92,551
 *Pic International Group P.L.C........................      342,975        293,578
 Pittards P.L.C........................................       60,985         56,663
 Planit Holdings P.L.C.................................      235,000        187,400
 *Plantation & General Investment P.L.C................       70,623         17,050
 *Plasmon P.L.C........................................      100,000        129,494
 Portmeirion Potteries (Holdings) P.L.C................       22,856         65,214
 Porvair P.L.C.........................................       62,000        158,758
 *Powderject Pharmaceuticals P.L.C.....................       44,500        282,915
 Precoat International P.L.C...........................       25,000         27,252
 *Premier Consolidated Oilfields P.L.C.................      152,488         54,107
 *Pressac Holdings P.L.C...............................       78,129         37,154
 *Probus Estates P.L.C.................................       83,333          2,134
 *Property Partnerships P.L.C..........................       10,000          7,609
 #*Protherics P.L.C....................................      482,694        203,056
 *Proudfoot P.L.C......................................      310,972        341,262
 *Provalis P.L.C.......................................      375,538         39,838
 Prowting P.L.C........................................      157,630        409,395
 *Psion P.L.C..........................................      165,200        138,990
 QS Holdings P.L.C.....................................       95,775         44,844
 *QSP Group P.L.C......................................       31,250          3,201
 *Queens Moat Houses P.L.C.............................      159,000         34,316
 Quintain Estates & Development P.L.C..................      108,350        430,432
 *Qxl.com P.L.C........................................      130,000          1,141
 RJB Mining P.L.C......................................       16,000         25,518
 *RM P.L.C.............................................       45,490         48,590
 *RMS Communications P.L.C.............................       15,000              0
 RPC Group P.L.C.......................................       43,400        104,145
 RPS Group P.L.C.......................................      192,594        398,754
 *Radamec Group P.L.C..................................       35,000         18,692
 *Radstone Technology P.L.C............................        5,000         18,875
 Ransom (William) & Son P.L.C..........................       30,000         21,509
 *Recognition Systems Group P.L.C......................       90,342          3,305
 *Redrow Group P.L.C...................................       91,721        387,858
 *Redstone Telecom P.L.C...............................      148,707          2,013
 *Reece P.L.C..........................................      283,750          3,114
 Reed Executive P.L.C..................................      116,500        295,754
 Reed Health Group P.L.C...............................      155,333        382,974
 Reg Vardy P.L.C.......................................      103,597        660,906
 Regent Inns P.L.C.....................................       95,068        216,307
 Reliance Security Group P.L.C.........................        9,000        107,655
 Renishaw P.L.C........................................      146,806        988,115
 Renold P.L.C..........................................      144,000        164,347
 Ricardo Group P.L.C...................................       94,709        590,346
 *Richmond Oil & Gas P.L.C.............................      220,000              0
 *Rodime P.L.C.........................................      435,000         98,657
 *Rolfe & Nolan P.L.C..................................       24,000         24,406
 Roseby's P.L.C........................................       45,692        230,656

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Rotork P.L.C..........................................      174,885   $    925,053
 Rowe Evans Investments P.L.C..........................       86,917        139,895
 Roxboro Group P.L.C...................................       17,586         73,207
 *Roxspur P.L.C........................................       45,958          3,530
 *Royal Doulton P.L.C..................................      240,000         35,995
 Royalblue Group P.L.C.................................       11,800         66,905
 Rutland Trust P.L.C...................................      174,255         86,690
 S & U P.L.C...........................................       21,140        184,047
 SCS Upholstery P.L.C..................................       29,000        114,569
 SFI Group P.L.C.......................................       26,841         84,243
 *SHL Group P.L.C......................................       15,000         24,143
 SIG P.L.C.............................................      103,200        469,619
 Safeland P.L.C........................................       25,000         17,010
 Salvesen (Christian) P.L.C............................      183,157        242,537
 Sanctuary Group P.L.C.................................      320,000        266,889
 Sanderson Bramall Motor Group P.L.C...................       68,166        365,551
 Saville (J.) Gordon Group P.L.C.......................      391,413        690,125
 Savills P.L.C.........................................      104,000        307,391
 Scapa Group P.L.C.....................................       44,337         38,925
 *Scipher P.L.C........................................       28,803         41,302
 Scottish Radio Holdings P.L.C.........................       17,200        242,863
 Secure Trust Group P.L.C..............................       27,118        170,621
 Selfridges P.L.C......................................       40,000        194,021
 Senior Engineering Group P.L.C........................      122,900         90,813
 *Servicepower Technologies P.L.C......................      150,000         18,656
 Severfield-Rowan P.L.C................................       20,000         98,766
 Shaftesbury P.L.C.....................................      137,500        559,311
 Shanks & McEwan Group P.L.C...........................       92,900        224,967
 Sherwood International, Ltd...........................       16,674         25,861
 Shiloh P.L.C..........................................       14,500         63,543
 *ShopRite Group P.L.C.................................      204,780         32,211
 Silentnight Holdings P.L.C............................       84,300        270,750
 Simon Engineering P.L.C...............................      348,089        303,049
 Sinclair (William) Holdings P.L.C.....................       53,000         46,918
 Sindall (William) P.L.C...............................       66,000        406,567
 Sirdar P.L.C..........................................       41,600         39,869
 Skillsgroup P.L.C.....................................       79,475         48,260
 Smart (J.) & Co. (Contractors) P.L.C..................       22,500        130,536
 *Smartlogik P.L.C.....................................      207,000            424
 *Soco International P.L.C.............................       59,000        208,485
 South Staff Water Holdings P.L.C......................      108,000        944,207
 Southampton Leisure Holdings P.L.C....................       19,615         10,045
 Spirax-Sarco Engineering P.L.C........................       55,100        380,136
 *Sportsworld Media Group P.L.C........................       26,049          2,001
 Spring Group P.L.C....................................      169,495        157,484
 Springwood P.L.C......................................       37,500         76,818
 St. Modwen Properties P.L.C...........................       50,000        109,375
 Staffware P.L.C.......................................       12,000         60,577
 Stanley (Charles) Group P.L.C.........................       76,800        288,240
 Stanley Leisure Organisation P.L.C....................      221,258      1,128,256
 Sterling Publishing Group P.L.C.......................       75,298         15,700
 Stirling Group P.L.C..................................      193,011         79,076
 *Stratagem Group P.L.C................................       70,315         21,092
 *Stylo P.L.C..........................................      127,367         66,159
 *Superscape P.L.C.....................................       14,621          5,883
 Swallowfield P.L.C....................................       15,000         20,960
 Syltone P.L.C.........................................       50,400         84,439
 *Synstar P.L.C........................................      143,000        116,127
 T & S Stores P.L.C....................................      138,335        759,048
 *Tadpole Technology P.L.C.............................      109,090         32,722
 *Tandem Group P.L.C...................................      327,365              0
                                                               SHARES        VALUE+
                                                               ------        ------
 Tarsus Group P.L.C....................................       34,855   $     46,155
 Taylor & Francis Group P.L.C..........................       14,600        134,586
 *Teamtalk.com Group P.L.C.............................      375,000         32,922
 Ted Baker P.L.C.......................................       38,800        145,621
 Telemetrix P.L.C......................................      165,708        272,773
 *Telme.com P.L.C......................................      250,000         42,982
 *Telspec P.L.C........................................       25,000         23,777
 *Ten Alps Communications P.L.C........................        2,352            499
 Terence Chapman Group P.L.C...........................       62,500         20,576
 Tex Holdings P.L.C....................................       14,000         17,515
 The Innovation Group P.L.C............................       20,000         45,213
 The Malcolm Group P.L.C...............................      109,377        150,439
 The Television Corp. P.L.C............................       14,000         49,881
 Thorntons P.L.C.......................................      158,000        273,956
 Thorpe (F.W.) P.L.C...................................       24,000         47,057
 Tibbett & Britten Group P.L.C.........................       86,123        957,720
 Tinsley (Eliza) Group P.L.C...........................       19,844         12,195
 Topps Tiles P.L.C.....................................       39,690        159,125
 Tops Estates P.L.C....................................       30,088         93,773
 Torex P.L.C...........................................       73,041        745,447
 *Torotrak P.L.C.......................................       39,193         16,631
 *Tottenham Hotspur P.L.C..............................      150,000         63,650
 Town Centre Securities (New) P.L.C....................      142,137        311,964
 *Trace Computers P.L.C................................       33,552         34,120
 Transport Development Group P.L.C.....................       19,782         65,850
 Triad Group P.L.C.....................................        9,412          9,984
 Trifast P.L.C.........................................      135,388        146,595
 Ulster Television, Ltd................................      115,602        659,684
 *Ultima Networks P.L.C................................      100,000          2,926
 Ultra Electronics Holdings P.L.C......................       39,745        296,591
 Ultraframe P.L.C......................................       37,200        189,149
 Umeco P.L.C...........................................        6,250         23,091
 Uniq P.L.C............................................       20,000         50,920
 Unite Group P.L.C.....................................       53,051        232,874
 Universal Salvage P.L.C...............................       14,255         39,109
 *Vanguard Medica Group P.L.C..........................       13,172         28,814
 *Vega Group P.L.C.....................................       32,300         48,443
 *Vert (Jacques) P.L.C.................................       45,000          9,383
 Vibroplant P.L.C......................................       83,100        116,121
 Victoria Carpet Holdings P.L.C........................       12,000         23,002
 Victrex P.L.C.........................................       96,254        453,503
 Viglen Technology P.L.C...............................       13,791          8,879
 Vitec Group P.L.C.....................................       15,242        109,504
 *Vocalis Group P.L.C..................................       16,000          1,522
 Volex Group P.L.C.....................................       58,801        180,680
 Vosper Thornycroft Holdings P.L.C.....................       18,675        406,465
 Wagon Industrial Holdings P.L.C.......................       47,292        153,966
 Walker Greenbank P.L.C................................       53,105         17,483
 Warner Estate Holdings P.L.C..........................       70,000        341,586
 *Waterdorm P.L.C......................................      105,000              0
 Waterman Partnership Holdings P.L.C...................       74,473        163,454
 *Watermark Group P.L.C................................       50,000         79,013
 *Waverly Mining Finance P.L.C.........................       42,500          6,530
 Weir Group P.L.C......................................       35,236        155,962
 Wellington Holdings P.L.C.............................        9,000         14,486
 Wembley P.L.C.........................................        6,053         70,190
 Westbury P.L.C........................................      202,522      1,041,606
 *Weston Medical Group P.L.C...........................       50,200         90,347
 *Wetherspoon (J.D.) P.L.C.............................       25,000        128,945
 Whatman P.L.C.........................................      241,935        447,811
 White Young Green P.L.C...............................        9,000         23,704

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Whitehead Mann Group P.L.C...........................       45,000   $    269,962
 *Whittard of Chelsea P.L.C............................       30,000         32,264
 *Wiggins Group P.L.C..................................    1,148,266        163,815
 Wilmington Group P.L.C................................       28,692         58,355
 Wilshaw P.L.C.........................................      198,409         86,368
 Wilson (Connolly) Holdings P.L.C......................       51,000        136,934
 Wintrust P.L.C........................................       22,500        180,249
 Wolverhampton & Dudley Breweries P.L.C................       78,873        773,230
 Worthington Group P.L.C...............................      102,653          6,759
 Wyevale Garden Centres P.L.C..........................       36,271        292,161
 Wyndeham Press Group P.L.C............................       63,066        111,196
 *XAAR P.L.C...........................................       18,405         19,255
 *Xenova Group P.L.C...................................      145,714        124,728
 YJL P.L.C.............................................       35,932         20,636
 Yates Brothers Wine Lodges P.L.C......................       23,373         54,206
 Yorklyde P.L.C........................................       25,555         26,175
 *Yorkshire Group P.L.C................................       82,504         49,495
 Young & Co's Brewery P.L.C............................       10,000        105,351
 Young & Co's Brewery P.L.C. Class A...................        5,234         62,225
 Yule Catto & Co. P.L.C................................       53,557        237,838
 *Zetters Group P.L.C..................................       34,486         68,878
 Zotefoams P.L.C.......................................       62,000         84,822
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $92,769,856)...................................                 109,650,641
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.4%)
 *British Pound Sterling
   (Cost $432,313).....................................                     418,073
                                                                       ------------
RIGHTS/WARRANTS -- (0.3%)
 *Creston P.L.C. Warrants 03/31/04.....................        1,000              0
                                                               SHARES        VALUE+
                                                               ------        ------
 *Lamont Holdings P.L.C. Rights 06/18/02...............       90,288   $      1,651
 *Letter of Entitlements - Audemars Piguet.............       90,242              0
 WSP Group P.L.C. 06/21/01.............................       90,000        387,165
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $368,326)......................................                     388,816
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $93,570,495)...................................                 110,457,530
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.6%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by FNMA Discount Notes
   1.77%, 06/14/02, valued at $659,175) to be
   repurchased at $649,090
   (Cost $649,000).....................................   $      649        649,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $94,219,495)++.................................                $111,106,530
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $94,230,638.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
FRANCE -- (14.9%)
COMMON STOCKS -- (14.9%)
 Apem SA...............................................        1,000   $     42,041
 *April Group SA.......................................        1,600         25,411
 Assystem SA...........................................        2,657         61,560
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................        2,367        306,271
 #Bains de Mer et du Cercle des Etrangers a Monaco.....        4,615        754,515
 *Beghin-Say...........................................        1,000         42,741
 *Beneteau SA..........................................          600         30,213
 *Berger Levrault SA...................................          476         53,719
 Boiron SA.............................................        3,800        297,854
 Bongrain SA...........................................          600         32,512
 Brioche Pasquier SA...................................        5,200        373,826
 Burelle SA............................................        4,030        245,100
 CEGID SA..............................................        4,500        279,571
 *COM 1 SA.............................................          450          2,127
 *CS Communication et Systemes.........................        4,983         46,553
 Carbone Lorraine......................................       33,245      1,137,062
 Cegedim SA............................................        6,400        315,997
 *Cereol...............................................        1,000         31,381
 Change de la Bourse SA................................          614         16,004
 Christian Dalloz SA...................................        2,585        307,913
 Cie Francaise des Ferrailles..........................       10,576        458,456
 Cie Industrielle et Financiere d'Ingenierie SA
   Ingenico............................................       56,200      1,281,103
 *#Club Mediterranee SA................................          700         24,556
 Compagnie Financiere Saint-Honore.....................          770         98,841
 Compagnie Francaise D'Assurance Pour Le Commerce
   Exterieur SA........................................          500         28,237
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................        2,992      1,259,257
 *Consortium International de Diffusion et de
   Representation Sante Cider Sante....................          600         10,426
 Continentale d'Entreprises SA.........................       20,087        829,272
 Credit Foncier et Communal d'Alsace et de Lorraine....          840        192,266
 Cristalleries de Baccarat.............................        1,090         94,195
 Damart SA.............................................       22,900      2,139,407
 De la Rue Imperiale de Lyon...........................       14,432      2,022,440
 Deveaux SA............................................        1,040         71,608
 Didot-Bottin..........................................        1,620        115,023
 Dynaction SA..........................................       10,660        298,770
 Electricite de Strasbourg.............................       23,784      1,179,879
 *Elior................................................        4,100         31,984
 *Emprunt Conjoint de Banque du Batiment et des Travaux
   Publics et de Financiere de Gestion et
   d'Investissement SA.................................       29,814              0
 Esso SA...............................................          400         32,362
 *#Euro Disney SCA.....................................       42,200         31,146
 Exploitation de Parcs & Garages SA....................          379         13,703
 Explosifs et de Produits Chimiques....................          524        117,000
                                                            SHARES           VALUE+
                                                            ------           ------
 #Faurecia SA..........................................          900   $     41,200
 Fimalac SA............................................      104,100      4,656,535
 Fininfo SA............................................        9,760        269,898
 Fonciere Lyonnaise SA.................................        2,896         85,631
 Fonderies Franco Belge................................          492         44,080
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................        4,250        269,995
 *GCI (Groupe Chatellier Industrie SA).................        7,258            678
 GFI Industries SA.....................................        6,845        163,900
 Gantois Series A......................................          647         56,819
 Gascogne SA...........................................        6,472        493,386
 *#Gaumont.............................................       14,607        675,498
 *Generale de Geophysique SA...........................       20,770        852,618
 *Generale de Sante....................................        1,500         24,033
 Gevelot...............................................        3,584        123,888
 Grands Moulins de Strasbourg..........................          110         16,288
 Groupe du Louvre SA...................................          400         30,643
 Groupe Guillin SA.....................................        1,200         46,974
 Groupe Norbert Dentressangle SA.......................        6,320        156,466
 Groupe Zannier SA.....................................        4,100        319,454
 Guitel-Etienne-Mobilor SA.............................          116          2,219
 Guyenne et Gascogne SA................................       26,000      2,186,119
 Hoteliere Lutetia Concorde............................        2,505        304,235
 Hotels et Casinos de Deauville........................        2,055        419,490
 IMS International Metal Service SA....................       12,630         90,266
 Industrielle et Financiere d'Entreprise SA............          300         20,880
 *Infogrames Entertainment SA..........................        4,300         22,898
 *Informatique et Realite SA...........................        2,643          1,852
 La Rochette...........................................       84,470        961,976
 *Lectra Systemes SA...................................       19,192         77,099
 Legris Industries SA..................................        9,350        205,276
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................        1,600        209,120
 MRM...................................................        1,424         26,607
 Manitou SA............................................       11,092        815,535
 *Marionnaud Parfumeries Retails Perfumes..............          600         25,224
 Matussiere et Forest SA...............................       13,600        104,186
 *#Metaleurop SA.......................................       35,449        114,919
 *Montupet SA..........................................       32,450        427,759
 *NAF NAF SA...........................................        4,200         54,933
 *Neopost SA...........................................        1,200         47,534
 Nord-Est SA...........................................        2,707         67,018
 PSB Industries SA.....................................        1,240        104,261
 Parc Asterix SA.......................................          822         18,891
 *Pier Import Europe SA................................       12,100         53,017
 *Pierre & Vacances....................................          300         21,511
 Pinguely-Haulotte SA..................................       25,000        268,827
 Plastic Omnium........................................        5,141        460,600
 Radiall SA............................................        1,340         87,632
 Robertet SA...........................................        1,076         92,583
 *Rodriguez Group SA...................................          500         33,119
 Rougier SA............................................        2,040        121,784
 SDR de Bretagne SA....................................          714         11,006

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,064   $    540,442
 SR Teleperformance....................................       90,928      2,353,073
 *Sabate SA............................................        2,400         34,709
 Sabeton...............................................       13,500        128,771
 Samse SA..............................................        4,400        402,433
 Sechilienne-Sidec.....................................        2,200        180,252
 Securidev SA..........................................        1,500         17,026
 Selectibanque SA......................................        7,100        112,763
 Sidergie SA...........................................        4,000        150,263
 #Skis Rossignol SA....................................       41,668        478,813
 Smoby SA..............................................          500         16,349
 Societe Financiere Interbail SA.......................       17,550        537,457
 *Societe Francais des Papiers Peints..................          400          9,526
 Sopra SA..............................................        6,900        273,966
 Sucriere de Pithiviers-le-Vieil.......................        1,825        701,602
 Taittinger SA.........................................       12,700      1,625,482
 Touax (Touage Investissement SA)......................       10,378        181,306
 *Transiciel SA........................................          700         17,330
 *Trouvay et Cauvin SA.................................        1,500          7,834
 Unilog SA.............................................        6,320        336,550
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       31,700      1,996,076
 *Valtech, La Defense..................................       20,000         20,180
 Vermandoise de Sucreries..............................          323        277,618
 *Viel et Cie..........................................       42,228        174,768
 Vilmorin et Cie SA....................................        2,349        183,353
 Virbac SA.............................................        1,713        236,372
                                                                       ------------
TOTAL -- FRANCE
  (Cost $28,721,614)...................................                  41,512,976
                                                                       ------------
GERMANY -- (12.6%)
COMMON STOCKS -- (12.6%)
 *AWD Holding AG.......................................       10,200        267,772
 Aachener Strassenbahn-Und Energie Versorguns AG.......        3,110         38,643
 *Acg AG Fuer Chipkarten und Informationssysteme.......        1,400          5,572
 *Adva AG Optical Networking...........................        3,500          8,927
 *Agrob AG.............................................        5,800         40,639
 Aigner (Etienne) AG...................................          600         98,095
 Aixtron AG............................................       17,600        253,381
 Alsen AG, Hamburg.....................................       16,400        337,073
 *Amadeus AG...........................................        1,400         22,666
 Andreae-Noris Zahn AG, Anzag..........................       27,200        617,495
 Anterra Vermoegensverwaltungs AG......................        1,350        126,122
 *Articon Integralis AG................................        2,100          5,258
 *Augusta Technologie AG...............................        3,200         22,422
 *#Ava Allgemeine Handelsgesellschaft der Verbraucher
   AG..................................................        4,650        171,162
 BUS (Berzelius Umwelt Service) AG.....................        5,400         31,531
 Baader Wertpapier Handelsbank AG......................        7,900         37,862
 *#Babcock Borsig AG...................................       37,480        165,272
 #Balda AG.............................................        7,700         30,285
 #Beate Uhse AG........................................       16,800        159,149
 *Bechtle AG...........................................        2,200         12,044
 Berliner Elektro Holding AG...........................       11,061         68,099
 Berliner Kindl-Brauerei AG............................          790        156,466
 Bertrandt AG..........................................        3,100         48,076
 Beru AG...............................................        2,700        139,491
                                                            SHARES           VALUE+
                                                            ------           ------
 #Bilfinger & Berger Bau AG, Mannheim..................       14,400   $    347,088
 *Biodata Information Technology AG....................        1,000            112
 *Bochum-Gelsenkirchener Strassenbahnen AG.............          181         28,747
 Boewe Systec AG.......................................        3,000         70,068
 *Brau und Brunnen AG..................................        4,995        167,435
 Bremer Energiekonto AG................................        1,200          7,231
 *Bremer Woll-Kaemmerei AG.............................       19,960         39,160
 Brillant AG...........................................        1,310         28,149
 Buckau (Walther) AG...................................        7,800              0
 Ce Consumer Electrnic AG..............................        5,800         24,113
 *Ceag AG..............................................       20,670        135,175
 *Celanese AG..........................................       12,850        295,322
 Cewe Color Holding AG.................................        1,900         25,738
 *Ceyoniq AG...........................................        2,900            271
 *Comdirect Bank AG....................................       31,600        219,939
 Computerlinks AG......................................          600          4,524
 *#Concordia Bau und Boden AG..........................      102,602        427,512
 *Consors Discount-Broker AG...........................        7,500         85,833
 *DAS Werk AG..........................................        1,200            841
 *Dab Bank AG..........................................       18,400        111,735
 *Data Modul AG........................................        2,640         42,175
 Deutsche Steinzeug Cremer & Breuer AG.................       87,200         65,172
 Deutsche Verkehrs-Bank AG.............................        7,124        545,752
 *Dierig Holding AG....................................       10,500         78,476
 Dis Deutscher Industrie Service AG....................        3,000         77,691
 Dom-Braugerei AG......................................        1,100         53,952
 Douglas Holding AG....................................       10,500        248,671
 *Duerr Beteiligungs AG................................       14,750        356,214
 Dyckerhoff AG DM50....................................       12,750        288,259
 Edscha AG.............................................        2,500         58,390
 *Elmos Semiconductor AG...............................        4,400         57,960
 *ElreingKlinger AG....................................        1,500         37,837
 *#Em TV & Merchandising AG............................       34,700         43,440
 Erlus Baustoffwerke AG................................          297         94,339
 *Erste Kulmbacher Actien Brauerei AG..................          432              0
 #Escada AG............................................       10,260        230,047
 *Eurobike AG..........................................        1,700          5,400
 *Evotec Biosystems AG.................................        8,300         52,651
 FJA AG................................................        1,700         81,951
 Feilmann AG...........................................        5,650        208,235
 *Freenet.De AG........................................        1,900         10,562
 Fuchs Petrolub AG Oel & Chemie........................        2,231        139,626
 *GFK AG...............................................        6,000        128,925
 *GPC Biotech AG.......................................        6,000         35,875
 *Gft Technologies AG..................................        2,100          8,534
 *Gilde Brauerei AG....................................        1,200        382,571
 Goldschmidt (T.H.) AG.................................       83,200      2,075,356
 *Gontard & Metallbank AG..............................        5,344            354
 *Grenkeleasing AG.....................................        3,100         54,737
 Gwag Bayerische Wohnungs-Aktiengesellschaft AG........        2,665        100,835
 HVB Real Estate AG....................................       99,086      1,740,316
 Hamborner AG..........................................       21,000        466,933
 *Herlitz AG...........................................        3,462          5,466
 Hochtief AG...........................................       10,500        211,885
 Holsten-Brauerei AG...................................       38,462        610,856
 *Hucke AG.............................................        8,300         21,789
 IFA Hotel & Touristik AG..............................        7,000         59,380
 *IM International Media AG............................        5,200         19,918

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Intershop Communications AG..........................        5,200   $      4,858
 Ivg Holding AG........................................       17,400        204,010
 #Iwka AG..............................................       26,613        353,053
 *Ixos Software AG.....................................        6,100         37,043
 *Jenoptik AG..........................................       10,900        211,811
 *Jumptec Industrielle Computertechnik AG..............        2,000          7,848
 K & S Aktiengesellschaft AG...........................      129,500      2,710,040
 KSB AG................................................        2,387        236,383
 KWS Kleinwanzlebener Saatzucht AG.....................        1,650        770,747
 Kampa-Haus AG.........................................       10,375         61,549
 Kamps AG, Duesseldorf.................................       12,350        143,300
 *Kaufring AG..........................................        2,203            617
 Keramag Keramische Werke AG...........................       13,000        546,287
 *#Kloeckner Humboldt-Deutz AG.........................       25,650         52,959
 Kloeckner-Werke AG....................................       10,500        148,124
 Km Europa AG (New)....................................        1,338         26,050
 #Kolbenschmidt Pierburg AG, Duesseldorf...............       28,473        393,689
 *Kontron Embedded Computers AG........................        7,500         46,175
 Kromschroeder (G.) AG.................................       26,520        185,820
 Krones AG.............................................        1,700         88,463
 *LPKF Laser & Electronics AG..........................        2,200         18,765
 *Lambda Physik AG.....................................        3,500         53,625
 *Lehnkering AG........................................       15,300        190,108
 *#Leifheit AG.........................................       12,500        344,501
 Leoni AG..............................................       25,000        861,835
 *Loewe AG.............................................        1,700         47,170
 *MLF Holding fuer Umwelttechnologie AG................          165              0
 *MLF Holding fuer Umwelttechnologie AG Em 95..........           33              0
 MVV Energie AG........................................       20,200        301,946
 *MWG Biotech AG.......................................        6,600          6,659
 Mannheimer Aktiengesellschaft Holding AG..............       35,580      1,775,028
 Markt und Kuehlhallen AG..............................       14,000        274,666
 *Maternus-Kliniken AG, Bad Oyenhausen.................        2,400          5,852
 Maxdata AG............................................       11,500         54,686
 Mensch und Maschine Software AG.......................          900         10,342
 *#Mobilcom AG.........................................       10,050        147,409
 *Moenus Textilmaschinen AG............................        5,250          1,079
 *Moksel (A.) AG.......................................       15,800         41,478
 *Morphosys AG.........................................        1,100         28,004
 Muehlabauer Holdings AG & Co. KGAA....................        1,000         22,422
 *Nemetschek AG........................................        3,800         10,295
 Neue Baumwoll-Spinnerei und Weberei Hof AG............       12,170         85,841
 *Niedermayr Papierwarenfabrik AG......................        1,047         16,139
 Norddeutsche Affinerie AG.............................        7,350         95,652
 Norddeutsche Steingutfabrik AG........................        5,960         29,511
 *Parsytec AG..........................................          700          1,955
 *Pfaff (G.M.) AG......................................       80,000         23,169
 *Pfeiffer Vacuum Technology AG........................        2,400         87,893
 Pfleiderer AG.........................................       17,000        133,409
 *#Phoenix AG, Hamburg.................................       37,500        379,067
 Plambeck Neue Energien AG.............................        3,600         52,534
 Progress-Werk Oberkirch AG............................        5,000        108,372
 Puma AG...............................................        4,900        297,326
 *#Qs Communications AG................................        5,900          4,630
                                                            SHARES           VALUE+
                                                            ------           ------
 *RTV Family Entertainment AG..........................        9,500   $      7,988
 Rational AG...........................................        2,600        101,776
 Reiter Ingolstadt Spinnereimaschinen AG...............        1,200        151,347
 Renk AG...............................................       19,400        425,920
 #Rheinmetall Berlin AG................................       45,000        815,591
 *SAP Systems Integrations AG..........................        8,200         93,461
 *SGL Carbon AG........................................        4,950        109,600
 *#Salzgitter AG.......................................       24,900        248,677
 *Schneider Rundfunkwerke AG...........................       10,274          1,056
 Schwarz Pharma AG.....................................        9,000        298,489
 Sektkellerei Schloss Wachenheim AG....................       15,120         83,059
 *Senator Entertainment AG.............................        9,800         15,290
 *Ser Systeme AG.......................................        6,000            617
 *Singulus Technologies AG.............................        9,900        281,169
 Sinner AG, Karlsruhe..................................        4,160         42,751
 #Sixt AG..............................................        6,500         86,534
 Software AG...........................................        7,250        107,694
 *Stada Arzneimittel AG................................        4,450        167,957
 *Stahl (R.) AG........................................        2,000         10,277
 *Steag Hamtech AG.....................................        6,900         35,132
 Stoehr & Co. AG.......................................       16,000         94,171
 *Strabag AG...........................................        3,332         69,137
 Stuttgarter Hofbraeu AG...............................       18,000        302,693
 Sued-Chemie AG........................................       29,146        789,650
 *Suess Microtec AG....................................        3,300         92,181
 #Takkt AG.............................................       29,100        195,742
 Tarkett AG............................................       12,800         76,772
 *Techem AG............................................        6,600         94,339
 Technotrans AG........................................          200         10,090
 *Telegate AG..........................................        1,400          4,342
 *Terrex Handels AG....................................          145          6,096
 *United Internet AG...................................       15,200         94,433
 VBH (Vereinigter Baubeschlag-Handel) AG...............        9,415         34,304
 *VDN Vereinigte Deutsche Nickel-Werke AG..............       25,500        341,147
 VK Muehlen AG.........................................        1,312         74,781
 #Vossloh AG...........................................       15,900        375,074
 *WCM Beteiligungs AG..................................      100,666        893,438
 Walter AG.............................................       13,500        402,330
 Walter Bau AG, Augsburg...............................       44,271         62,040
 Wanderer-Werke AG.....................................        7,903        121,750
 *Wedeco AG Water Technology...........................        2,500         50,916
 Westag and Getalit AG, Rheda-Wiedenbrueck.............        7,000         42,181
 Wuerttembergische Hypotheken Bank AG..................       21,827        948,211
 Wuerttembergische Lebensversicherung AG...............        4,430         95,190
 Wuerttembergische Metallwarenfabrik AG................       30,330        433,533
 Wuerzburger Hofbraeu AG...............................          133         37,276
 Zapf Creation AG......................................        1,800         46,245
 Zementwerk Lauffen-Elektrizitaetswerk Heilbronn AG....       10,455        742,328
                                                                       ------------
TOTAL -- GERMANY
  (Cost $37,877,689)...................................                  34,937,994
                                                                       ------------
SWITZERLAND -- (10.4%)
COMMON STOCKS -- (10.1%)
 *AFG Arbonia-Forster Holding AG.......................        2,610        179,912

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Accumulatoren-Fabrik Oerlikon, Zuerich...............           30   $     19,148
 *Actelion, Ltd........................................        3,100        133,555
 *Alcopor Holding SA...................................          200         21,828
 *Ascom Holding AG.....................................        2,700         24,212
 BHB Beteiligungs und Finanzgesellschaft...............          150          4,204
 BVZ (Brig Visp Zermatt) Holding AG....................          370         53,607
 Bank Coop AG..........................................        5,881        705,673
 *Bank Sarasin & Cie Series B, Basel...................          274        507,158
 *Banque Cantonale de Geneve...........................        1,344        120,094
 Banque Cantonale du Jura..............................          450         60,602
 Banque Privee Edmond de Rothschild SA, Geneve.........          120        735,271
 *Barry Callebaut AG...................................          600         65,868
 Basellandschaftliche Kantonalbank.....................          600        234,750
 Basler Kantonalbank...................................        5,250        221,826
 *Belimo Holdings......................................           70         26,717
 *Bobst Group SA.......................................       18,200        627,278
 Bon Appetit Holding A.................................        1,650        135,589
 Bossard Holding AG....................................        6,350        166,980
 *Bucher Holding AG, Niederweningen....................          671        567,457
 Caisse d'Epargne Cantonale Vaudoise, Lausanne.........          280         83,101
 *Calida Holding AG....................................          396         42,967
 Carlo Gavazzi Holding AG..............................          910         45,884
 *Charles Voegele Holding AG...........................        1,000         35,104
 Cie Financiere Tradition..............................        2,500        324,713
 *Crossair AG, Basel...................................          660         21,273
 Daetwyler Holding AG, Atldorf.........................          348        528,851
 *Disetronic Holding AG................................          280        162,270
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................        8,390      2,125,922
 *ESEC Holding AG......................................          200         23,615
 Edipresse SA, Lausanne................................          694        272,414
 Eichhof Holding AG....................................          188         86,394
 Energie Electrique du Simplon SA......................          350         28,035
 Escor AG, Duedingen...................................          744         14,115
 Financiere Michelin, Granges-Paccot...................          637        243,128
 Fischer (Georg) AG, Schaffhausen......................          510        110,999
 Forbo Holding AG, Eglisau.............................        1,100        363,678
 Fuchs Petrolub AG Oel & Chemie Non-Voting.............        2,001        125,161
 *Galenica Holding AG..................................          120         24,088
 Galenica Holding AG, Bern Series B....................          405        390,325
 *Geberit AG...........................................          620        176,095
 Generale d'Affichage, Geneve..........................          290        126,790
 Generali (Switzerland) Holdings, Adliswil.............        1,670        341,084
 Golay-Buchel Holding SA, Lausanne.....................           40         42,253
 Gornergrat Monte Rasa-Bahnen Zermatt..................           70         41,104
 Gurit-Heberlein AG....................................        1,125        861,645
 *HPI Holding SA.......................................        6,000         11,872
 Helvetia Patria Holding...............................          900        133,842
 Hero AG...............................................        3,040        355,074
 *Industrieholding Cham AG, Cham.......................          864        112,496
 Jelmoli Holding AG, Zuerich...........................        1,521      1,368,810
 #Jelmoli Holding AG, Zuerich (Namen)..................        2,835        512,076
 *Kaba Holding AG......................................          530        121,103
 Kardex AG, Zuerich....................................        1,039        171,092
 Kardex AG, Zuerich (Participating)....................          610        101,227
                                                            SHARES           VALUE+
                                                            ------           ------
 *Komax Holding AG.....................................          400   $     22,658
 Kraftwerk Laufenburg, Laufenburg......................        8,265      1,730,260
 Kuehne & Nagel International AG.......................        3,240        232,644
 *Kuoni Reisen Holding AG..............................          440        118,231
 Lem Holdings AG, Lyss.................................          270         46,529
 *Logitech International SA............................       66,100      3,200,013
 *Luzerner Kantonalbank AG.............................        1,000         98,132
 Maag Holding AG, Zuerich..............................          922        135,349
 *Mikron Holding AG, Biel..............................        1,326        100,501
 *Moevenpick-Holding, Zuerich..........................        1,320        470,114
 *Nextrom Holding SA...................................          346         13,250
 *Omnium Geneve SA, Geneve.............................          110             77
 *Orell Fuessli Graphische Betriebe AG, Zuerich........          240        240,495
 Oz Holding AG.........................................        4,400        351,041
 *Parco Industriale e Immobiliare SA...................          600          1,340
 Phoenix Mecano AG, Stein am Rhein.....................        2,749        772,009
 *Phonak Holding AG....................................        9,700        168,707
 *Psp Swiss Property AG................................          900         87,888
 Publicitas Holding SA, Lausanne.......................          370         94,934
 Reg Real Estate Group.................................        8,010        460,119
 Rieters Holdings......................................          680        164,925
 SAIA-Burgess Electronics AG...........................           70         22,339
 *Sarna Kunststoff Holding AG, Sarnen..................          176        183,665
 Schaffner Holding AG..................................          300         57,635
 *Schweiter Technology AG..............................          200         26,232
 Schweizerhall Holding AG, Basel.......................          140        166,649
 Schweizerische National Versicherungs Gesellschaft....          396        210,035
 *Siegfried AG, Zofingen...............................          856        893,277
 Sig Holding AG........................................        1,600        204,242
 *Sihl.................................................          150          1,142
 Sika Finanz AG, Baar..................................          800        212,412
 Sika Finanz AG, Baar (Namen)..........................          750         33,006
 Sopracenerina.........................................        2,409        215,258
 *Sulzer AG, Winterthur................................          540        122,354
 *Sulzer Medic AG......................................          500         76,910
 *Tamedia AG...........................................        1,200         88,079
 Tecan Group AG........................................        1,500         73,288
 *UMS Schweizerische Metallwerke Holding AG, Bern......        2,560        117,643
 Unigestion Holding, Geneve............................        2,891        188,210
 *Unilabs SA...........................................        1,000         28,051
 Valiant Holding.......................................          100         61,273
 Valora Holding AG.....................................          610        128,481
 Vaudoise Assurances Holding, Lausanne.................           45         81,282
 Villars Holding SA, Fribourg..........................          150         24,509
 *Von Moos Holding AG, Luzern..........................        7,000         28,147
 *Von Roll Holding AG, Gerlafingen.....................       23,024         48,494
 WMH Walter Meier Holding AG, Staefa...................           50         57,220
 Zehnder Holding AG....................................          193        125,031
 Zellweger Luwa AG.....................................        3,040        194,030
 Zschokke Holding SA, Geneve...........................          230         84,409
 Zueblin Holding AG....................................        4,093         25,758
 Zuercher Ziegeleien Holding, Zuerich..................        1,415      1,002,476
 Zuger Kantonalbank....................................          545        796,575
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,967,447)...................................                  28,227,657
                                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
INVESTMENT IN CURRENCY -- (0.2%)
 *Swiss Francs
   (Cost $548,482).....................................                $    552,305
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 Fuchs Petrolub AG Oel & Chemie 7.29% Non-Voting
   (Cost $266,229).....................................        2,001        127,715
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Nextrom Holding AG Rights 06/10/02
   (Cost $0)...........................................            1              0
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $20,782,158)...................................                  28,907,677
                                                                       ------------
ITALY -- (9.7%)
COMMON STOCKS -- (9.7%)
 *Actelios SpA.........................................       25,801        176,684
 *Aem Torino SpA.......................................      166,000        338,858
 *#Alitalia Linee Aeree Italiane SpA Series A..........      490,000        329,599
 *Auschem SpA (In Liquidation).........................       82,000              0
 Azienda Mediterranea Gas e Acqua SpA..................      156,000        159,295
 Banca Intermobiliare di Investimenti e Gestoni SpA....       57,500        250,866
 Banca Popolare Dell'etruria e Del Lazio Scrl..........       10,700        119,856
 #Banca Popolare di Lodi Scarl.........................       43,000        442,297
 *Banca Profilo SpA....................................       58,000        121,918
 Banca Toscana.........................................      117,700        489,322
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      120,000        519,063
 Banco di Desio e della Brianza SpA....................       55,000        138,221
 Banco Piccolo Valellinese Scarl SpA...................       24,000        183,634
 *Bastogi SpA..........................................    1,183,000        166,886
 Bayerische Vita SpA...................................       43,000        221,751
 *Beghelli SpA.........................................       96,000         73,543
 Beni Stabili SpA, Roma................................      816,000        470,363
 *Binda SpA............................................    1,299,375              0
 Bonifica dei Terreni Ferraresi e per Imprese Agricole
   Roma................................................        8,600         78,336
 #Bremba SpA...........................................       26,700        184,587
 Brioschi Finanziaria SpA, Milano......................      175,000         41,527
 #Buzzi Unicem SpA.....................................       60,100        533,404
 CALP (Cristalleria Artistica la Piana SpA)............       48,000        128,701
 CAMFIN (Cam Finanziaria)..............................       36,527        138,547
 CIR SpA (Cie Industriale Riunite), Torino.............      368,600        441,470
 *#CMI SpA.............................................       51,602        151,375
 *CSP International Industria Calze SpA................       10,000         26,439
 Caltagirone Editore SpA...............................       60,000        392,380
 Caltagirone SpA.......................................      178,399        816,670
 *Carraro SpA..........................................       14,000         18,115
 Cementeria di Augusta SpA.............................      105,000        184,419
 #Cementir Cementerie del Tirreno SpA..................      249,704        676,521
 #Cia Assicuratrice Unipol SpA.........................      199,333        763,521
 *Cirio Finanziaria SpA................................      175,000         48,884
 #Class Editore SpA....................................       44,000        121,675
 Credito Artigiano SpA.................................       53,900        160,130
 *Cremonini SpA........................................       64,400         96,264
                                                            SHARES           VALUE+
                                                            ------           ------
 *Cucirini SpA.........................................       30,000   $     27,279
 *Dalmine SpA..........................................    1,976,700        323,174
 Danieli & C.Officine Meccaniche SpA...................       66,500        179,857
 *Dataconsyst C.G.S. SpA, Monza........................          220              0
 *Del Favero SpA.......................................       86,000              0
 *Ducati Motor Holding SpA.............................       71,500        130,924
 Erg SpA...............................................       77,000        345,295
 Ericsson SpA..........................................       12,200        330,534
 Esaote Biomedica SpA..................................       22,000         90,434
 *FMC (Fabbrica Milanese Condutorri SpA)...............       25,000              0
 *#Finarte Casa d'Aste SpA (Milano)....................       56,266         79,900
 *Finarte Partecipazioni Pro Arte SpA..................      162,693        134,211
 *Fincasa 44 SpA.......................................       65,000         22,226
 *#Finmatica SpA.......................................       21,300        260,283
 *Firs-Italiana de Assicurazioni Compagnia di
   Assicurazioni Eriassicurazioni (In Liquidation).....       90,000              0
 *Fochi (Filippo) SpA..................................      216,000              0
 *Fornara Societa Finanziaria e di Partecipazioni
   SpA.................................................      310,000              0
 #Gabetti Holding SpA..................................       55,000        127,944
 Gemina SpA............................................      163,300        151,798
 *Gerolimich SpA (In Liquidation)......................      297,400              0
 #Gewiss SpA...........................................      221,700        724,923
 Giovanni Crespi SpA...................................       21,000         19,521
 Grandi Navi Veloci SpA................................       27,000         53,602
 *Grassetto SpA........................................      279,125              0
 Gruppo Ceramiche Ricchetti SpA........................       51,000         21,584
 #Gruppo Editoriale L'espresso SpA.....................       32,500        130,864
 *ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)........       34,500        201,445
 *#Impregilo SpA.......................................      532,000        332,006
 Industria Macchine Automatique SpA....................       23,000        257,850
 Industria Romagnola Conduttori Elettrici SpA..........        8,000         20,852
 Industrie Zignago S. Margherita SpA...................       52,000        749,596
 Interbanca SpA........................................       23,800        392,890
 Interpump Group SpA...................................       39,000        167,602
 Ipi SpA...............................................       70,700        266,845
 Italdesign Giugiaro SpA...............................       22,000         82,624
 #Italmobiliare SpA, Milano............................       10,400        381,356
 Linificio and Canapificio Nazionale SpA...............       22,000         26,164
 Locat SpA.............................................       40,000         30,120
 Maffei SpA............................................       52,500         60,819
 *Mandelli SpA.........................................       41,000              0
 #Manifattura Lane Gaetano Marzotto & Figli SpA........      138,000      1,160,325
 Manuli Rubber Industries SpA..........................       28,000         30,998
 Marangoni SpA, Rovereto...............................       34,303         88,130
 Merloni Elettrodomestici SpA..........................      155,000      1,462,551
 #Milano Assicurazioni SpA.............................      162,700        454,482
 *Monrif SpA...........................................      150,000        114,631
 Montefibre SpA........................................      143,130         90,661
 Navigazione Montanari SpA.............................       40,000         45,404
 *Necchi SpA...........................................      164,250         22,404
 *Olidata SpA..........................................        8,000         18,685
 *Opengate Group SpA...................................        4,000         39,238
 *Pagnossin SpA........................................        9,000         24,300
 Perlier SpA...........................................      100,700         17,593
 Permasteelisa SpA.....................................       13,200        261,437

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Pininfarina SpA.......................................       31,285   $    584,553
 *Poligrafici Editoriale SpA...........................      132,000        164,015
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      162,152        237,837
 *Premaimm SpA.........................................      179,000         28,345
 Premuda SpA...........................................       22,500         24,573
 *Ratti SpA............................................       31,768         23,016
 Recordati Industria Chimica e Farmaceutica SpA........       48,000      1,269,519
 #Reno de Medici SpA, Milano...........................      166,105        240,532
 *Risanamento Napoli SpA...............................       24,000         46,861
 *Rodriquez SpA........................................       41,250              0
 SAES Getters SpA......................................       14,750        158,470
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       14,500        228,664
 SAIAG SpA (Industrie Articoli Gomma)..................       30,000         94,732
 SISA (Societa Imballaggi Speciali Asti SpA)...........       65,000         54,046
 #SMI STA Metallurgica Italiana SpA....................      565,280        278,840
 SNIA SpA..............................................      502,039        980,261
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......       85,000         23,664
 Sabaf SpA.............................................        4,000         53,326
 *Saeco International Group SpA........................       96,000        304,936
 Savino del Bene SpA...................................       11,000         29,443
 *Schiapparelli 1824 SpA, Milano.......................       15,000          1,850
 Sirti SpA.............................................       99,000        104,513
 #Societe Cattolica di Assicurazoni Scarl SpA..........       20,000        497,015
 *Societe Sportiva Lazio SpA...........................       32,000         44,545
 Sogefi SpA............................................      182,500        388,737
 Sol SpA...............................................       41,200         91,993
 Stefanel SpA..........................................       54,400        101,645
 *Tecnodiffusione Italia SpA...........................        2,000         39,892
 Terme Demaniali di Acqui SpA..........................      199,500         69,520
 *Trevi-Finanziaria Industriale SpA....................       30,000         45,124
 *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
   Salvataggi Trieste..................................      113,898              0
 *Unione Manifatture SpA (In Liquidation)..............      156,000              0
 *Unipar (Unione Nazionale di Participazione SpA) (In
   Liquidation)........................................      539,000              0
 Vianini Industria SpA.................................       52,520        112,852
 Vianini Lavori SpA....................................      180,752        825,753
 Vittoria Assicurazioni SpA............................       51,500        203,038
 Zucchi (Vincenzo) SpA.................................      144,350        566,401
                                                                       ------------
TOTAL -- ITALY
  (Cost $29,204,988)...................................                  27,078,993
                                                                       ------------
SPAIN -- (8.0%)
COMMON STOCKS -- (8.0%)
 Abengoa SA............................................       49,700        378,882
 *Adolfo Dominguez SA..................................        3,700         33,184
 Aldeasa SA............................................       11,500        196,611
 *Amper SA.............................................       56,800        222,341
 Azkoyen SA............................................       52,500        362,952
 *#BAMI SA (Inmobiliara de Construcciones y
   Terrenos)...........................................       89,160        274,879
 *Bami SA New..........................................        3,626         10,891
 Banco de Andalucia....................................        9,300        412,700
                                                            SHARES           VALUE+
                                                            ------           ------
 Banco de Credito Balear SA............................       35,424   $    469,942
 #Banco de Valencia SA.................................      169,455      1,963,062
 Banco Guipuzcoano SA..................................       21,194        435,606
 Banco Pastor SA.......................................       29,900        558,675
 Banco Zaragozano SA...................................      187,990      2,063,624
 *Baron de Ley SA......................................        4,200        117,322
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        7,500        276,068
 *Campofrio Alimentacion New Shares....................       23,200        246,303
 #Campofrio Alimentacion SA............................       69,600        756,218
 Cementos Portland SA..................................       12,600        443,782
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................       56,200        402,182
 Cortefiel SA..........................................       43,000        257,103
 *Dogi International Fabrics SA........................        4,000         25,112
 Elecnor SA............................................       18,300        406,898
 #Empresa Nacional de Celulosa SA......................       13,940        223,349
 *Ercros SA............................................      100,518         44,137
 Espanola del Zinc SA..................................       29,250         55,746
 *Estacionamientos Urbanos SA..........................        4,200              0
 #Europistas Concesionaria Espanola SA.................      174,940        964,271
 #Faes Farma SA........................................       20,000        248,134
 *Faes Farma SA Issue 02...............................        1,610         19,839
 *Funespana SA.........................................        4,500         24,846
 *Grupo Picking Pack SA................................       87,465        107,861
 Hullas del Coto Cortes................................        8,666         77,318
 #Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................      140,618      1,786,643
 Iberpapel Gestion SA..................................        5,100         69,039
 Inbesos SA............................................        8,050         17,147
 *Indo Internacional SA................................       33,600        134,665
 Inmobiliaria Colonial SA ICSA.........................       30,800        432,482
 Inmobiliaria del Sur SA Issue 01......................          331         17,317
 #Inmobiliaria Urbis SA................................       74,582        466,142
 *LSB (La Seda de Barcelona SA) Series B...............       25,200         51,088
 Lingotes Especiales SA................................       22,080         79,005
 Marco Iberica Distribucion de Ediciones Midesa........       26,300        481,581
 *Mecalux SA...........................................        9,500         40,027
 Metrovacesa SA........................................       34,300        728,690
 Nicolas Correa SA.....................................       15,750         46,203
 *Nueva Montana Quijano SA Series B....................       40,500         10,973
 Obrascon Huarte Lain SA...............................       53,992        359,143
 Papelera de Navarra SA................................        6,000        124,441
 *Parques Reunidos SA..................................       15,300         59,319
 *Pescanova SA.........................................       24,409        264,981
 #Portland Valderrivas SA..............................       18,225        553,361
 Prosegur Cia de Seguridad SA..........................       33,900        501,981
 *Radiotronica SA......................................       17,275         30,503
 *Recoletos Grupo de Comunicacion SA...................       71,800        357,528
 *SOS Cuetara SA.......................................        9,000        116,032
 Tavex Algodonera SA...................................       29,040         92,243
 *Tecnocom Telecomunicaciones y Energia SA.............        6,000         31,166
 *#Tele Pizza SA.......................................      122,900        150,412
 *Transportes Azkar, SA................................       26,700        147,420
 Tubacex SA............................................       73,130        109,313
 Unipapel SA...........................................       27,957        413,978
 #Uralita SA...........................................      112,831        684,118

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Vallehermoso SA.......................................       58,700   $    543,463
 Vidrala SA, Alava.....................................       47,040        385,412
 Viscofan Industria Navarra de Envolturas Celulosicas
   SA..................................................       97,492        851,606
                                                                       ------------
TOTAL -- SPAIN
  (Cost $15,891,555)...................................                  22,217,260
                                                                       ------------
SWEDEN -- (7.0%)
COMMON STOCKS -- (6.6%)
 *Active I Malmoe AB Series A..........................        4,160         30,863
 *Active I Malmoe AB Series B..........................        4,160         30,756
 *Addtech AB Series B..................................       12,800         52,706
 *Alfaskop AB..........................................        3,200            263
 *Allgon AB Series B...................................       28,400        103,527
 Angpannefoereningen AB Series B.......................       10,800        161,914
 *Arkivator AB.........................................       14,900         52,020
 Avesta Polarit........................................       83,700        421,142
 Axfood AB.............................................       32,400        532,320
 B & N Bylock & Nordsjoefrakt AB Series B..............       41,800         55,799
 Beiger Electronics AB.................................       11,700         82,297
 Beijer AB Series B....................................       11,700         80,495
 Beijer Alma AB Series B...............................       10,400         71,017
 Bergman & Beving AB Series B..........................       29,600        148,934
 *Biacore International AB.............................        5,850        146,573
 *Biora AB.............................................        6,200          8,722
 *Bong Ljungdahl AB....................................        6,000         29,019
 Boras Waefveri AB Series B............................        8,600         38,856
 *C Technologies AB....................................       23,700         54,757
 Capona AB.............................................       19,000        105,355
 Carbo AB..............................................       18,300        429,383
 Castellum AB..........................................       26,200        344,365
 #Catena AB Series A...................................       66,700        595,871
 Cloetta AB Series B...................................        5,800        123,879
 Concordia Maritime AB Series B........................       37,300         53,622
 *D. Carnegie & Co. AB.................................       14,400        134,559
 *Doro Telefoni AB Series A............................        2,900          1,846
 Drott Series AB.......................................       31,300        355,152
 *Duroc AB Series B....................................        2,700          8,595
 *Elekta AB............................................       14,100        143,338
 *Enea Data AB Series B................................      220,000         65,061
 *Epsilon AB Series B..................................        4,300         16,116
 Esselte AB Series A...................................       40,100        368,532
 #Esselte AB Series B..................................       34,500        315,295
 Fagerhult AB..........................................        2,900         33,948
 *Fagerlid Industrier AB...............................        8,600              0
 *Fastighets AB Celtica................................        5,800         47,050
 Fastighets AB Tornet..................................       16,200        291,112
 *Finnveden AB.........................................       57,000        218,904
 *Frontec AB Series B..................................       18,200          9,531
 Garphyttan Industrier AB..............................       39,000        460,543
 Getinge Industrier AB Series B........................       44,151        861,394
 Geveko AB Series B....................................        8,300         91,195
 Gorthon Lines AB Series B.............................       41,800         66,959
 Graenges AB...........................................       19,400        334,671
 Gunnebo AB............................................       10,900        145,505
 HL Display AB Series B................................        2,000         28,957
 Heba Fastighets AB Series B...........................        4,300         35,324
 Hexagon AB Series B...................................        3,572         65,289
 Hoeganges AB Series B.................................       22,700        477,845
 *IBS AB Series B......................................       65,200         93,061
 *Icon Medialab International AB.......................       24,900          4,986
                                                            SHARES           VALUE+
                                                            ------           ------
 *Industrial & Financial Systems AB Series B...........        9,600   $     15,575
 Industrifoervaltnings AB Skandigen....................       21,400         34,061
 *Information Highway AB...............................       12,500            449
 *#Intentia International AB Series B..................       12,840         58,672
 Karlshamns AB.........................................       10,000         86,769
 Kinnevik Industrifoervaltnings AB Series B............       14,800        139,056
 Klippans Finpappersbruk AB............................        5,800         26,801
 *Lagercrantz Group AB Series B........................       12,800         38,117
 Lindex AB.............................................       16,100        297,581
 Ljungberg Gruppen AB Series B.........................        3,800         35,118
 *Mandator AB..........................................       22,800          2,505
 *Medivir Series B.....................................        2,800         21,420
 *Micronic Laser Systems AB............................        5,900         91,482
 *Modern Times Group AB Series B.......................       15,500        276,942
 *Modul 1 Data AB......................................        6,700          2,924
 NCC AB Series B.......................................       14,400        107,943
 *NH Nordiska Holding AB...............................       41,750         34,297
 New Wave Group AB.....................................        4,500         66,771
 Nibe Industrier AB Series B...........................        2,600         60,338
 Nobelpharma AB........................................       45,460      2,987,562
 *#Nolato AB Series B..................................       30,600        141,397
 *Nolato AB Series B Issue 02..........................       12,240         55,993
 OEM International AB Series B.........................        7,100         66,345
 #Observer AB..........................................      137,856        920,124
 Om AB.................................................       26,000        210,915
 Orc Software AB.......................................        4,600         74,632
 *Ortivus AB...........................................        5,900         11,511
 PEAB AB Series B......................................       39,300        201,776
 Pandox Hotelfastigheter AB............................       13,100        112,995
 *Partnertech AB.......................................        3,800         16,389
 *#Perbio Science AB...................................       22,000        390,820
 *#Pergo AB............................................       16,600         31,364
 Poolia AB Series B....................................       18,150         63,367
 *Prevas AB Series B...................................       16,000         22,180
 *Pricer AB Series B...................................       65,000          6,875
 *Pricer AB Series B Issue 02..........................       26,000          2,750
 Proffice AB...........................................       19,500         69,882
 *Q-Med AB.............................................        7,600        118,622
 Rottneros Bruk AB.....................................      366,600        391,501
 SSAB Swedish Steel Series A...........................       23,100        276,341
 SSAB Swedish Steel Series B...........................        8,100         93,156
 Sardus AB.............................................        3,000         23,874
 Scandiaconsult AB.....................................       57,200        281,932
 *Scribona AB Series A.................................       40,100         67,530
 *Scribona AB Series B.................................       31,700         50,780
 *Semcon AB............................................       18,300         60,320
 *Sigma AB Series B....................................        8,600         15,719
 #Sweco AB Series B....................................       23,450        221,533
 TV 4 AB Series A......................................        5,800        101,248
 Teleca AB Series B....................................       17,200         74,180
 *Telelogic AB.........................................       60,100         41,965
 *Ticket Travel Group AB...............................        4,500          5,776
 Trelleborg AB Series B................................       55,800        547,199
 WM-Data AB Series B...................................      105,000        235,046
 Wallenstam Byggnads AB Series B.......................       16,700        169,769
 *Wedins Norden AB Series B............................       10,000         26,185
 *Westergyllen AB Series B.............................        4,300         21,415
 Wihlborgs Fastigheter AB Series B.....................      190,300        316,564

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Wilh Sonesson AB Series A............................        4,160   $      5,852
 *Wilh Sonesson AB Series B............................        4,160          6,194
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,776,371)...................................                  18,365,622
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.4%)
 *Swedish Krona
   (Cost $1,148,676)...................................                   1,167,642
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Bong Ljungdahl AB Rights 06/18/02....................        6,000          3,727
 *Hexagon AB Rights 06/07/02...........................        3,572          5,869
 *Pricer AB Free Warrants 10/17/03.....................        6,500              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $7,621)........................................                       9,596
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $16,932,668)...................................                  19,542,860
                                                                       ------------
GREECE -- (5.9%)
COMMON STOCKS -- (5.9%)
 *A. Cambas Holding & Real Estate SA...................       14,250         41,004
 Aegek.................................................       63,895        202,957
 *Agricultural Life Insurance S.A......................       19,679         93,763
 Agrotiki Insurance S.A................................        7,764         67,892
 Aktor S.A.............................................       55,000        336,046
 Alcatel Cables Hellas S.A.............................        3,003         17,843
 Alfa-Beta Vassilopoulos S.A...........................        9,794        105,224
 Alisida S.A...........................................        2,160          9,807
 *Allatini Industrial & Commercial Co..................       15,370         34,031
 Alpha Leasing.........................................       35,420        221,046
 Alte Technological Co. S.A............................       29,500         83,231
 Altec Information & Communication Systems S.A.........       80,278        160,497
 Alumil Milonas S.A....................................       22,016        120,941
 Aluminum of Attica S.A................................       83,992        167,923
 *Anek Lines S.A.......................................       44,641         75,487
 Arcadia Metal Industry C. Rokas S.A...................       16,429        104,984
 *Aspis Bank...........................................       25,864        127,098
 *Aspis Pronia General Insurance S.A...................       29,790         72,639
 Athens Medical Center S.A.............................       67,184        194,574
 Athens Water & Sewerage Public Co.....................       53,245        269,610
 *Attica Enterprises S.A. Holdings.....................      104,174        360,097
 *Attica Publications S.A..............................        9,024         48,729
 Atti-Kat S.A..........................................       31,328         50,048
 *Autohellas S.A.......................................       14,400         81,256
 Avax S.A. Construction Co.............................       29,278        399,349
 *Babis Vovos S.A......................................       26,462        460,320
 Bank of Attica S.A....................................       31,198        194,698
 Bank of Piraeus S.A...................................       74,879        507,872
 Benrubi S.A...........................................        8,782         61,862
 *Biometal Esquimo.....................................       11,340         20,765
 *Bitros Holdings S.A..................................       10,452         26,072
 Chipita S.A...........................................       29,645        236,520
 Delta Dairy S.A.......................................       29,667        196,230
 EFG Eurobank Ergasias S.A.............................        9,481        126,840
 Edrassi C. Psallidas S.A..............................       15,554         65,100
 Egnatia Bank S.A......................................       63,887        202,931
 El. D. Mouzakis S.A...................................       31,653         94,037
 Elais Oleaginous Production S.A.......................       10,817        151,585
 Elmec Sport S.A.......................................       32,686         49,164
 Eltrak S.A............................................       10,800         29,159
 Esha S.A..............................................        2,240         37,208
                                                            SHARES           VALUE+
                                                            ------           ------
 Etba Leasing S.A......................................       17,297   $     37,975
 *Ethniki General Insurance Co.........................       26,897        192,482
 *Europaiki Techniki...................................       13,100         20,805
 Everest S.A...........................................       22,560         69,974
 *Fanco S.A............................................        4,560         29,906
 Fourlis S.A...........................................       20,770         59,377
 Frigoglass S.A........................................       32,000        117,789
 Gekat Construction Co. S.A............................        3,750         11,491
 General Construction Co. S.A..........................       18,849        108,827
 General Commercial and Industry.......................       24,060         34,841
 General Hellenic Bank.................................       26,849        213,209
 Germanos S.A..........................................       31,590        341,166
 *Gianoussis S.A.......................................        2,354         30,261
 Gnomon Construction S.A...............................       16,707         26,846
 Goody's S.A...........................................       13,020        166,401
 Halkor S.A............................................       72,736        231,039
 *Hatziioannou S.A.....................................       32,440         63,644
 Hellas Can Packaging Manufacturers S.A................       19,250        101,430
 Hellenic Biscuits Co. S.A.............................       21,760         98,393
 Hellenic Cables S.A...................................       26,908         74,159
 Hellenic Duty Free Shops S.A..........................       43,650        299,322
 *Hellenic Fabrics S.A.................................       10,950         73,042
 Hellenic Sugar Industry S.A...........................       30,820        186,004
 Hellenic Technodomiki S.A.............................      100,000        601,650
 *Heracles General Cement Co...........................       71,083        776,979
 *Heremes S.A Building Enterprises.....................        7,006         22,908
 *Hippotour S.A........................................        9,350         32,495
 Hyatt Regency S.A.....................................       63,820        329,120
 *Inform P. Lykos S.A..................................       13,790        108,476
 *Intersat S.A.........................................       19,392         17,936
 *Intertech S.A........................................        6,626         17,704
 Intracom S.A..........................................       58,066        534,881
 *Ionian Hotel Enterprises.............................       13,404        126,478
 *J Boutaris & Son Holding S.A.........................       15,230         28,741
 K. I. Sarantopoulos S.A...............................       15,810         55,241
 Kalpinis Simos Steel Service Center...................       12,432         34,611
 Karelia Cigarette Co..................................        2,160         96,862
 *Kathimerini S.A......................................       13,250         63,379
 Katselis Sons S.A.....................................        9,000         45,740
 *Kekrops Hotel Touristing Building....................        2,244         79,958
 *Keramia-Allatini S.A. Industrielle Commerciale &
   Technique...........................................        8,640         40,843
 *Klonatex S.A.........................................       31,310        121,099
 Lambrakis Press S.A...................................       60,020        161,490
 *Lampsa Hotel Co......................................       10,376         57,580
 Lavipharm S.A.........................................       39,294         80,395
 Light Metals Industry.................................       28,662         68,014
 Loulis Mills S.A......................................        8,362         28,280
 *Macedonian Plastics S.A..............................       18,131         30,998
 Mailis (M.J.) S.A.....................................       72,434        404,671
 *Maritime Company of Lesvos S.A.......................       30,753         33,902
 *Mesochoritis Bros. Construction Co...................       23,700         26,791
 Metka S.A.............................................        4,670         20,506
 Michaniki S.A.........................................       81,721        173,308
 Minerva Knitwear......................................        5,140         11,669
 Minoan Lines S.A......................................       48,229         91,917
 *Mochlos S.A..........................................       29,920         48,637
 Mytilineos Holdings S.A...............................       40,520        152,179
 N. Levederis S.A......................................        8,355         13,113
 *N.B.G. Real Estate Development Co....................       82,840        345,170
 *Naoussa Spinning Mills S.A...........................       64,091        131,728

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 National Investment Bank for Industrial Development...       49,919   $    321,790
 Nikas S.A.............................................       11,127         39,918
 *Notos Com.Holdings S.A...............................       53,644        103,240
 *O. Daring Sain.......................................        7,760         21,387
 *P.D. Papoutsanis S.A.................................       12,950         18,752
 Pantechniki S.A.......................................       14,171         37,731
 Pegasus Publishing & Printing S.A.....................       37,500         83,381
 Petros Petropoulos SA.................................        4,000         22,422
 Petzetakis S.A........................................       22,560         96,952
 *Proodeftiki Technical Co.............................       32,257         49,724
 Radio Athenai.........................................        4,625          9,592
 *Rilken S.A...........................................        1,982         20,590
 *Sanyo Hellas S.A.....................................       45,665         60,580
 *Sarantis S.A.........................................       37,800         94,642
 Sato S.A..............................................       28,850         37,464
 Selected Textile Industry Assoc. S.A..................       40,590         81,530
 *Sheet Steel S.A......................................       25,850         25,358
 Shelman...............................................       38,042         99,157
 Silver and Baryte Ores Mining Co. S.A.................       30,141        190,917
 Singular S.A..........................................       54,600        178,533
 Spyroy Agricultural House S.A.........................       22,258         66,542
 *Stabilton S.A........................................       27,530         10,288
 *Strintzis Shipping Lines S.A.........................      105,000        131,447
 TEB S.A. (Volos Technical Co.)........................       27,503         71,173
 Technical Olympic S.A.................................       99,990        418,497
 *Technodomi M.Travlos Br. Com. & Constr. Co. S.A......       13,910         18,843
 Terna Tourist Technical & Maritime S.A................       13,150         58,232
 Themeliodomi..........................................       21,012         98,936
 Thrace Plastics Co. S.A...............................       45,500         71,838
 Tiletipos S.A.........................................       31,237        126,070
 Uncle Stathis S.A.....................................       10,999         51,378
 Unisystems S.A........................................       25,950        115,399
 Veterin...............................................        8,354         41,677
 Vioter S.A............................................       29,900         64,806
 *Vis Container Manufacturing Co.......................        4,259         16,314
 Zampa S.A.............................................          830         16,997
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $17,447,533)...................................                  16,482,368
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Egnatia Bank S.A.
   (Cost $8,592).......................................        3,196          8,719
                                                                       ------------
TOTAL -- GREECE
  (Cost $17,456,125)...................................                  16,491,087
                                                                       ------------
NETHERLANDS -- (5.8%)
COMMON STOCKS -- (5.8%)
 A.I.R. Holdings NV....................................        1,174         30,710
 *ASM International NV.................................        9,300        183,760
 Aalberts Industries NV................................       25,017        484,966
 Accell Group NV.......................................        5,010         65,540
 *Arcadis NV...........................................        3,000         31,082
 *Atag Group NV........................................        4,630          1,254
 Athlon Groep NV.......................................       34,250        454,367
 Batenburg Beheer NV...................................        3,000         77,355
 *Begemann Groep NV....................................       11,909         38,940
 *Begemann Groep NV Series B...........................       13,451          5,278
 Boskalis Westminster NV...............................       47,991      1,457,139
                                                            SHARES           VALUE+
                                                            ------           ------
 Buhrmann NV...........................................        9,309   $    109,580
 *Creyf's SA...........................................       18,064        240,991
 *Creyf's SA Strip VVPR................................       18,064            169
 Delft Instruments NV..................................       13,336        166,328
 Draka Holding NV......................................        3,000         77,355
 Econosto NV...........................................       17,305        113,169
 Eriks Group NV........................................        8,000        227,207
 *Exact Holding NV.....................................        4,600        106,363
 *Fox Kids Europe NV...................................       15,600        165,999
 Gamma Holding NV......................................       15,705        539,204
 Gemeenschappeljk Bezit Crown van Gelder NV............       12,000        165,921
 *Getronics NV.........................................       66,130        149,511
 Geveke NV.............................................        9,664        332,248
 Grolsche NV...........................................       32,100        664,858
 *Grontmij NV..........................................          700         23,772
 Heijmans NV...........................................        3,277         79,905
 ICT Automatisering NV.................................        1,600         18,834
 Internatio-Mueller NV.................................       28,645        578,044
 #KLM (Koninklijke Luchtvaart Mij) NV..................        8,800        119,702
 Kas-Associatie NV.....................................       42,888        671,133
 #Koninklijke Bam NV...................................       25,037        533,304
 Koninklijke Frans Maas Groep NV.......................       12,349        276,771
 Koninklijke Nedlloyd NV...............................       23,472        431,991
 Koninklijke Ten Cate NV...............................       10,416        267,618
 Koninklijke Ubbink NV.................................        1,500         55,774
 Koninklijke Vendex KBB NV.............................        6,500         88,781
 Koninklijke Volker Wessels Stevin NV..................        6,540        162,646
 *Koninklijke Vopak NV.................................        9,900        185,904
 *#Laurus NV...........................................       24,610         31,728
 MacIntosh NV..........................................       15,590        196,625
 NBM-Amstelland NV.....................................       59,684        350,167
 *NH Hoteles...........................................       21,703        271,696
 NV Holdingsmij de Telegraaf...........................        9,900        209,027
 Nagron Nationaal Grondbezit NV........................       16,122        519,632
 Nederlandsche Apparatenfabriek........................       14,000        218,425
 *New Skies Satellites NV..............................       24,800        125,113
 #Nutreco Holding NV...................................        6,200        211,824
 Oce NV................................................       16,500        197,311
 Opg Groep NV Series A.................................        2,500        110,941
 Petroplus International NV............................        4,100         46,424
 Reesink NV............................................        2,050         97,675
 Roto Smeets de Boer NV................................        1,040         25,262
 Rubber Cultuur Maatschappij Amsterdam NV..............       40,800         97,198
 Samas-Groep NV, Zaandam...............................       24,184        194,305
 Schuitema NV, Amersfoort..............................       34,200        568,727
 *Schuttersveld NV.....................................       21,454        205,442
 *Semiconductor Industries NV..........................        4,700         34,908
 Sligro Beheer NV......................................        1,422         58,488
 Smit International NV.................................       19,643        463,369
 Stork NV..............................................        4,900         52,324
 *Textielgroep Twenthe NV..............................        1,000          4,690
 Twentsche Kabel Holding NV............................       18,244        255,664
 Unique International NV...............................       11,430        244,538
 #Van Der Mollen Holding NV............................       57,660      1,373,640
 *Vredestein NV........................................       15,514         57,975
 Wegener Arcade NV.....................................       70,830        592,241
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,451,155)...................................                  16,198,832
                                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *Aalberts Industries NV Rights 07/22/02...............       25,017   $          0
 *Amstelland NV Rights 06/28/02........................       59,684              0
 *Draka Holding NV Rights 06/06/02.....................        3,000              0
 *Eriks Holdings NV CVA Rights 06/05/02................        8,000              0
 *Nutreco Holding NV Rights 06/11/02...................        4,900              0
 *Petroplus International NV Rights 06/21/02...........        4,100              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $10,451,155)...................................                  16,198,832
                                                                       ------------
FINLAND -- (4.8%)
COMMON STOCKS -- (4.8%)
 *4F-Secure Corp.......................................       38,176         29,602
 Alandsbanken AB Series B..............................        1,700         25,395
 *Aldata Solutions Oyj.................................       17,571         32,010
 Alma Media Oyj........................................        3,134         59,290
 Amer-Yhtymae Oyj Series A.............................       17,020        578,787
 *Aspocomp Group P.L.C.................................       12,738         93,418
 Avestapolarit Oyj.....................................        1,818          8,917
 *Benefon Oy...........................................        1,900          1,456
 Capman Oyj Series B...................................       12,485         25,777
 #Comptel Oyj..........................................       34,621         64,689
 Eimo Oyj..............................................       14,835         18,849
 *#Elcoteq Network Corp................................        6,610         44,154
 *Eq Online Oyj........................................        7,100         10,215
 *Evox Rifa Group Oyj..................................       51,210          5,263
 #Finnair Oyj..........................................       77,910        362,477
 Finnlines Oyj.........................................       18,280        469,642
 *Finvest Oyj..........................................       51,210          7,655
 Fiskars Oy AB Series A................................       13,730        116,085
 HK Ruokatalo Oy Series A..............................       11,400         60,707
 #Hartwall Oyj Series A................................       13,494        397,109
 #Huhtamaki Van Leer Oyj...............................        8,850        398,105
 Instrumentarium Oyj...................................       54,400      1,387,457
 J.W. Suominen Yhtyma Oy...............................       11,970         59,269
 Jaakko Poyry Group Oyj................................        3,700         60,215
 *Jippii Group Oyj.....................................       18,360          4,803
 *Jot Automation Group Oyj.............................       20,850          7,012
 #KCI Konecranes International Oyj.....................       13,800        451,237
 #Kemira Oyj...........................................      118,400        918,095
 Kesko Oyj.............................................       20,460        219,244
 Kone Corp.............................................       14,940        446,641
 Laennen Tehtaat Oy....................................        3,930         37,817
 Lassila & Tikanoja Oyj................................       11,970        216,947
 Lemminkainen Oy.......................................       13,100        208,055
 Martela Oy............................................          530         10,148
 #Metra Oyj Series B...................................       15,410        249,062
 Metsaemarkka Oyj Series B.............................          700          3,597
 #Metsa-Serla Oyj Series B.............................       24,200        221,112
 New Kyro Corp. Oyj....................................       36,470        224,873
 Nokian Renkaat Oyj....................................        9,700        321,705
 Nordic Aluminium Oy...................................        1,900         13,597
 Novo Group Oyj........................................       31,600        119,564
 Okobank Class A.......................................       31,940        513,241
 Olvi Oyj Series A.....................................          410          8,906
 #Orion-Yhtyma Oyj Series B............................       12,700        309,672
 #Outokumpu Oyj Series A...............................       21,100        232,015
                                                            SHARES           VALUE+
                                                            ------           ------
 Oy Stockmann AB Series B..............................       24,300   $    306,477
 PK Cables Oyj.........................................        4,760         31,574
 #Partek Oyj...........................................       44,870        632,981
 Perlos P.L.C. Warrants 04/04/04.......................       18,435        122,281
 Pohjola Group P.L.C. Series D.........................        9,415        161,140
 *Pohjola Series C.....................................          115              0
 *Polar Real Estate Corp. Series K.....................      126,010         50,621
 Ponsse Oyj............................................        4,900         47,151
 #Raisio Group P.L.C. Series V.........................      118,423        161,528
 Rakentajain Koneuvokrammo Oy..........................        5,700         25,028
 Rapala VMC Oyj........................................       20,000         68,199
 #Rautaruukki Oyj Series K.............................       48,610        221,163
 Rocla Oy..............................................        1,300          7,906
 Sampo Insurance Co., Ltd..............................          810          6,432
 *#Silja Oy AB Series A................................       44,020         97,878
 Sponda Oyj............................................       28,685        171,511
 Stockmann Oyj AB......................................        8,700        112,165
 *Stonesoft Corp.......................................       11,279         10,327
 Talentum Oyj..........................................       18,300         97,450
 Tamro Oyj.............................................      105,620        356,214
 *Tecnomen Holding Oyj.................................       36,470         36,457
 Teleste Corp. Oyi.....................................        4,518         17,770
 #Uponor Oyj Series A..................................       32,500        654,925
 #Vaisala Oy Series A..................................       12,650        313,180
 Viking Line AB........................................        3,240         71,133
 Yit-Yhtymae Oyj.......................................       26,854        476,673
                                                                       ------------
TOTAL -- FINLAND
  (Cost $11,087,899)...................................                  13,312,050
                                                                       ------------
DENMARK -- (4.5%)
COMMON STOCKS -- (4.5%)
 AS Dampskibsselsk Torm................................       16,190        112,960
 Aarhus Oliefabrik A.S. Aeries A.......................        3,280        129,888
 *Alm. Brand A.S.......................................       11,845        135,507
 Amagerbanken A.S......................................        1,640        102,055
 Amtssparekassen Fyn A.S...............................        1,478         89,930
 Bang & Olufsen Holding A.S. Series B..................       10,907        324,966
 Brodrene Hartmann A.S. Series B.......................        5,865        106,542
 Bryggerigruppen A.S...................................        5,590        172,172
 Christian Hansen Holding A.S. Series B................        7,540        246,450
 *Codan A.S............................................       40,230        682,760
 Coloplast A.S. Series B...............................        4,374        343,671
 D'Hooge Schouw NV.....................................        5,370        123,541
 DFDS A.S., Copenhagen.................................        6,560        116,281
 Dalhoff, Larsen & Hornemann A.S. Series B.............          670         15,877
 Dampskibsselskabet Norden A.S.........................        1,770         63,417
 Danske Traelastkompagni A.S...........................       28,340        448,905
 *Diskontobanken New Shrs..............................          115          8,277
 *East Asiatic Co., Ltd................................       19,053        438,328
 *Edb Gruppen A.S......................................        3,230         49,945
 *FLS Industries.......................................       54,980        711,912
 *Fimiston Resources & Technology Ltd..................          400          3,118
 Fluegger A.S. Series B................................        1,638         35,624
 *Foras Holding A.S. Series A..........................        7,082         39,084
 *Forstaedernes Bank...................................        3,007         69,934
 Glunz & Jensen A.S....................................        1,470         20,513
 *Gn Great Nordic A.S..................................      150,340        652,046

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Henriksen Og Henriksen Holding A.S. Series B..........          770   $     72,600
 Hoejgaard Holding A.S. Series B.......................        2,500         72,286
 *I-Data International A.S.............................        2,327          2,399
 *IC Co. A.S...........................................        3,510         15,003
 *Incentive A.S........................................        3,575          7,640
 *Junckers (F.) Industrier A.S.........................          860          8,919
 *Jyske Bank A.S.......................................       34,790        857,225
 Kjobenhavns Sommer Tivoli A.S.........................          190         32,246
 Koebenhavns Lufthavne.................................        8,090        666,153
 *Korn-Og Foderstof Kompagnet A.S......................        8,498        192,297
 *NTR Holdings A.S.....................................        1,130          3,978
 Naestved Diskontobanken...............................          230         16,553
 *#Navision Software A.S...............................       21,507        801,658
 *Neg Micon A.S........................................       21,968        719,420
 *Neurosearch A.S......................................        6,650        103,246
 #Nordiske Kabel-Og Traadfabrikker Holding A.S.........       20,495        238,327
 Nordvestbank..........................................          250         23,100
 Per Aarsleff A.S. Series B............................        1,545         43,507
 *Pharmexa A.S.........................................        3,235         39,245
 Radiometer A.S. Series B..............................        7,393        246,292
 *Ringkjobing Landbobank...............................          850         69,457
 *Rockwool, Ltd........................................        3,820         61,469
 Sanistal A.S. Series B................................          936         30,594
 *Sas Danmark A.S......................................       34,300        237,160
 Satair A.S............................................        1,350         22,572
 *Simcorp A.S..........................................        4,222        143,307
 Sjaelso Gruppen A.S...................................        1,719         72,394
 *Sondagsavisen A.S....................................       17,601         37,837
 Spar Nord Holding.....................................        4,253        178,043
 #Sparkasse Regensburg.................................       18,020        521,035
 Sydbank A.S...........................................        6,672        419,383
 #TK Development.......................................       12,478        207,063
 *Topdanmark A.S.......................................       26,230        816,127
 VT Holdings Shares B..................................        3,130        106,241
 Wessel & Vett Magasin du Nord A.S. Series C...........        2,102         97,773
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,316,521)...................................                  12,426,252
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $32,588)......................................                      33,020
                                                                       ------------
TOTAL -- DENMARK
  (Cost $12,349,109)...................................                  12,459,272
                                                                       ------------
BELGIUM -- (4.2%)
COMMON STOCKS -- (4.2%)
 *Abfin SA.............................................        2,560              0
 #Ackermans & Van Haaren SA............................       13,730        387,378
 *Afrifina.............................................        3,480        195,069
 *Arinso International NV..............................        4,360         43,258
 BMT NV................................................        2,040        175,338
 Banque Nationale de Belgique..........................          710      1,357,795
 Barco (New) NV........................................        5,120        226,250
 Bekaert SA............................................        9,070        423,677
 #Belge des Betons.....................................          425        365,287
 Brantano NV...........................................          400         18,386
 CFE (Compagnie Francois d'Entreprises)................        2,080        495,715
 Carrieres Unies Porphyre..............................           20         21,487
                                                            SHARES           VALUE+
                                                            ------           ------
 Cie Martime Belge SA..................................        3,080   $    162,720
 *City Hotels SA.......................................        1,290         30,732
 Cofinimmo SA..........................................        4,763        408,935
 Commerciale de Brasserie SA COBRHA....................          115         42,115
 *Creyf's SA...........................................       20,168        423,939
 D'Ieteren SA..........................................        2,260        475,060
 Deceuninck SA.........................................       63,700      1,256,873
 Engrais Rosier SA.....................................          655         46,506
 Floridienne NV........................................        2,033        112,059
 *GB-INNO-BM...........................................        9,450        340,782
 *Glaces de Moustier-sur-Sambre SA.....................       13,370        331,006
 *Immobel (Cie Immobiliere de Belgique SA).............        4,600        237,007
 *Intercomfina SA......................................       11,000            103
 *Ion Beam Application SA..............................       10,850        114,137
 *Kinepolis Group NV...................................        2,070         31,716
 Koramic Building Products SA..........................        5,510        175,072
 Metiers Automatiques Picanol..........................          403        274,844
 *Mobistar SA..........................................       25,670        371,720
 *#Omega Pharma SA.....................................       12,120        543,503
 *Ontex NV.............................................        3,770        243,024
 *Papeteries de Catala SA..............................          315         52,942
 Plantations Nord-Sumatra SA...........................          650         96,554
 *Real Software SA.....................................        4,780         17,863
 #Recticel SA..........................................        8,450         93,942
 Resilux NV............................................          400         28,214
 Roularta Media Groep..................................        2,860         56,511
 *SA Finspa Bonus Shares...............................          325          2,004
 *SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................        1,545        114,750
 *Sait Radioholland....................................        6,088         79,058
 Sapec SA..............................................        3,635        134,140
 *Sapec SA VVPR........................................           75             28
 Sioen Industries......................................       10,350        123,768
 *Spector Photo Group SA...............................        3,688         43,103
 *Systemat SA..........................................        2,450         18,448
 #Telindus Group SA....................................       17,240         95,027
 *Ter Beke NV..........................................        2,281        107,615
 Tessenderlo Chemie....................................       13,830        438,006
 UNIBRA................................................        1,600        116,743
 #Union Miniere SA.....................................        9,130        382,041
 *VPK Packaging Group SA...............................        5,525        131,623
 *Van de Velde NV......................................        1,170         83,619
 Warehouses de Pauw Sicafi.............................        1,990         50,011
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $9,799,020)....................................                  11,597,503
                                                                       ------------
NORWAY -- (4.0%)
COMMON STOCKS -- (3.8%)
 Aktiv Kapital ASA.....................................       23,150        150,249
 Arendals Fosse Kompani ASA............................          100          5,130
 *Avantor Financial Corp...............................       13,270         77,844
 Awilco ASA Series A...................................       50,950        106,834
 #Bergesen Dy ASA Series A.............................       19,300        404,692
 *Blom ASA.............................................        7,970          5,695
 #Bonheur ASA..........................................        9,800        165,127
 *C. Tybring-Gjedde ASA................................       49,104         10,419
 *Choice Hotel Scandinavia ASA.........................       27,740         65,784
 *Corrocean ASA........................................       19,321         11,575
 *Den Norske Oljeselkapet..............................       36,420         63,185

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Det. Sondenfjelds-Norske Dampskibsselskab ASA Series
   A...................................................       47,130   $    117,648
 *EDB Elektronisk Data Behandling ASA..................       75,117        324,394
 #Ekornes ASA..........................................       28,690        384,943
 *#Eltek ASA...........................................       17,613         79,140
 #Farstad Shipping ASA.................................       41,190        251,910
 *Fred Olsen Energy ASA................................       50,000        243,384
 #Ganger Rolf ASA......................................        5,490         89,079
 *Gresvig ASA..........................................        4,590          7,562
 #Hafslund ASA.........................................       58,700        285,733
 #Hydralift AS.........................................       24,840        221,674
 *Industrifinans Naeringseiendom ASA...................        7,582         10,646
 *Infocus Corp.........................................       10,455        118,747
 *Kenor ASA............................................       39,200         21,185
 *Kongsberg Gruppen ASA................................       25,800        350,998
 *#Kvaerner ASA........................................      451,581        507,266
 *Kverneland ASA.......................................        9,660        151,917
 Leif Hoegh & Co. ASA..................................       31,175        381,321
 *Merkantildata ASA....................................      158,421        114,683
 *#Nera ASA............................................      111,753        174,352
 *Nordic Vlsi..........................................        5,000         30,579
 #Nordlandsbanken ASA..................................       23,320        192,101
 *#Ocean Rig ASA.......................................      120,176        116,996
 #Odfjell ASA Series A.................................       14,510        251,733
 Olav Thon Eiendomsselskap ASA.........................        8,320        227,418
 *#Pan Fish ASA........................................      140,987        299,148
 *Petroleum Geo Services ASA...........................       35,100        137,123
 *Petrolia Drilling ASA................................       26,706          5,000
 *Prosafe ASA..........................................       28,130        484,514
 #Rieber and Son ASA Series A..........................       35,804        225,674
 *Scana Industrier ASA.................................       74,400          4,829
 #Schibsted ASA........................................       57,460        706,415
 *Sensonor ASA.........................................       82,404         84,234
 *Sinvest ASA..........................................      226,234         18,636
 #Smedvig ASA Series A.................................       57,680        489,544
 *Software Innovation ASA..............................        7,531         38,538
 Solstad Offshore ASA..................................       29,700        157,545
 *#Steen and Stroem ASA................................       19,512        238,663
 *Stento Asa...........................................        1,225         14,449
 *Tandberg ASA Series A................................       70,480        862,085
 Tandberg Data ASA.....................................       35,250         23,538
 *Tandberg Television ASA..............................       47,030        104,485
 *Tgs-Nopec Geophysical Co. ASA........................       20,310        335,880
 *Unit 4 Agresso NV....................................        4,620         39,788
 #Veidekke ASA.........................................       15,936        131,275
 Visual Management Applications ASA....................       24,693        198,789
 #Wilhelmshaven (Wilhelm), Ltd. ASA....................       15,400        167,224
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,155,921)...................................                  10,489,319
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Norwegian Krone
   (Cost $356,280).....................................                     356,103
                                                                       ------------

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.1%)
 Aker RGI Holding ASA
   (Cost $297,547).....................................   $    2,010        232,080
                                                                       ------------
                                                            SHARES
                                                            ------
                                                            SHARES        VALUE+
                                                            ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Ocean Rig ASA Rights 06/12/02
   (Cost $0)...........................................      120,176   $          0
                                                                       ------------
TOTAL -- NORWAY
  (Cost $11,809,748)...................................                  11,077,502
                                                                       ------------
AUSTRIA -- (3.0%)
COMMON STOCKS -- (3.0%)
 Allgemeine Sparkasse Baugesellschaft..................          670         65,724
 *Austria Email AG.....................................          715          1,035
 *Austria Haustechnik AG...............................        2,800         54,410
 *#Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................       27,880        242,233
 #BBAG Oesterreichische Brau-Beteiligungs AG...........        7,984        482,595
 *BWT AG...............................................       13,530        326,624
 Bank Fuer Kaernten und Steiermark AG..................          520         45,714
 #Bau Holding AG.......................................        4,980        173,073
 Bohler Uddeholm AG....................................        9,020        418,729
 Brau Union Goess-Reinighaus AG........................       10,720        601,904
 *Ca Immobilien Invest AG..............................       16,503        272,740
 *Constantia-Iso Holding AG............................       15,000        109,306
 *Constantia-Verpackungen AG...........................        6,000         56,279
 *Die Erste Immobilien AG..............................        1,244        163,869
 #Flughafen Wien AG....................................       14,792        489,202
 *#Immofinanz Immobilien Anlagen AG....................      100,914        527,013
 Jenbacher AG..........................................        7,860        123,805
 Lenzing AG............................................        3,424        250,149
 *Manner (Josef) & Co. AG..............................          870         18,694
 #Mayr-Melnhof Karton AG...............................        9,840        671,082
 Oberbank AG...........................................        3,555        232,485
 Palfinger AG..........................................        7,610        189,683
 *Readymix Kies-Union AG...............................          500         14,014
 *Rhi AG, Wien.........................................       18,559        123,104
 Rosenbauer International AG...........................          850         22,672
 Ubm Realitaetenentwicklung AG.........................          360         21,491
 *Uniqa Versicherungen AG..............................       67,487        504,392
 Va Technologie AG.....................................        8,247        257,952
 #Voest-Alpine Stahl AG................................       29,280        921,300
 *Vogel and Noot Waermetechnik AG......................        1,700         17,010
 *Waagner Biro Binder Beteiligungs AG..................        1,430              0
 Wienerberger AG.......................................       57,030      1,024,568
 *Wolford AG...........................................        4,100         57,417
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $8,316,726)....................................                   8,480,268
                                                                       ------------
IRELAND -- (2.6%)
COMMON STOCKS -- (2.6%)
 Abbey P.L.C...........................................       19,319         86,633
 Anglo Irish Bank Corp. P.L.C..........................      200,833      1,264,599
 *Arcon International Resources P.L.C..................      143,750          4,029
 Ardagh P.L.C..........................................       14,262         14,657
 Arnotts P.L.C.........................................        8,811         80,670
 Barlo Group P.L.C.....................................      115,775         28,122
 DCC P.L.C.............................................       49,355        558,845
 *Dragon Oil P.L.C.....................................      104,167         24,329
 *Dunloe Ewart P.L.C...................................      235,918         68,325
 Fyffes P.L.C..........................................      195,858        281,786
 Glanbia P.L.C.........................................      175,508        245,950
 Green Property Co.....................................       75,732        650,916

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES        VALUE+
                                                            ------        ------
 Greencore Group P.L.C.................................      140,418   $    417,165
 Heiton Holdings P.L.C.................................       33,002        106,370
 IAWS Group P.L.C......................................       65,138        535,519
 IFG Group P.L.C.......................................       29,728         77,765
 *ITG Group P.L.C......................................       18,328         47,944
 IWP International P.L.C...............................       39,611         60,690
 Independent News & Media P.L.C........................      319,813        648,356
 *Iona Technologies P.L.C..............................       14,281        144,092
 Irish Continental Group P.L.C.........................       15,838        127,250
 Jurys Hotel Group P.L.C...............................       40,376        396,069
 Kerry Group P.L.C.....................................       10,812        155,555
 Kingspan Group P.L.C..................................      114,417        292,886
 Readymix P.L.C........................................       49,395         85,371
 *Riverdeep Group P.L.C................................      111,698        375,669
 Ryan Hotels P.L.C.....................................       42,234         33,933
 United Drug P.L.C.....................................       17,553        244,341
 Waterford Wedgwood P.L.C..............................      401,826        244,011
                                                                       ------------
TOTAL -- IRELAND
  (Cost $6,051,840)....................................                   7,301,847
                                                                       ------------
EMU -- (1.1%)
INVESTMENT IN CURRENCY -- (1.1%)
 *Euro Currency
   ($2,945,691)........................................                   2,964,641
                                                                       ------------
UNITED KINGDOM -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Tullow Oil P.L.C.
   (Cost $192,954).....................................      212,968        328,755
                                                                       ------------

INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $1,615).......................................                $      1,663

                                                            ------        ------
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $194,569)......................................                     330,418
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.70%, 09/12/02, valued at $4,033,730) to be
   repurchased at $3,974,553
   (Cost $3,974,000)...................................   $    3,974      3,974,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $243,846,554)++................................                $278,385,180
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
   @  Denominated in local currency or the Euro.
  ++  The cost for federal income tax purposes is $243,846,871.

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                             SHARES            VALUE+
                                                             ------            ------
SOUTH KOREA -- (12.8%)
COMMON STOCKS -- (12.8%)
 *Cho Hung Bank Co., Ltd...............................         135,810  $    675,640
 *Daewoo Securities Co., Ltd...........................          56,445       297,380
 *Good Morning Securities Co., Ltd.....................          52,660       270,997
 *Hyundai Heavy Industries Co., Ltd....................          11,960       227,757
 *Hyundai Motor Co., Ltd...............................          95,919     3,148,647
 Hyundai Securities Co., Ltd...........................          49,011       355,344
 Kookmin Bank..........................................         146,805     7,506,922
 *Koram Bank, Ltd......................................          32,610       324,462
 Korea Electric Power Corp.............................         128,020     2,631,067
 Korea Gas.............................................          15,450       201,605
 Korea Mobile Telecommunications Corp..................           1,670       368,415
 LG Chemical Investment, Ltd...........................          70,748       741,431
 LG Chemical, Ltd......................................          45,097     1,467,486
 LG Electronics, Inc...................................          12,013       304,695
 LG Insurance Co., Ltd.................................           3,410        13,516
 LG Securities Co., Ltd................................          16,100       201,552
 *Lg Electronics, Inc..................................         108,119     4,038,509
 Pohang Iron & Steel Co., Ltd..........................           6,110       695,135
 S-Oil Corp............................................          64,160     1,344,779
 S1 Corp...............................................          20,238       369,717
 SK Corp., Ltd.........................................          78,203     1,218,177
 Samsung Corp..........................................          31,080       216,214
 Samsung Display Devices, Ltd..........................          32,478     2,534,864
 Samsung Electro-Mechanics Co., Ltd....................          51,654     3,012,059
 Samsung Electronics Co., Ltd..........................          36,128    10,076,821
 Samsung Fire and Marine Insurance, Ltd................          32,751     1,979,230
 Shinhan Financial Group Co., Ltd......................         158,242     2,348,803
 Shinsegae Co., Ltd....................................           2,800       408,756
                                                                         ------------
TOTAL -- SOUTH KOREA
  (Cost $15,960,518)...................................                    46,979,980
                                                                         ------------
INDONESIA -- (10.9%)
COMMON STOCKS -- (10.9%)
 *PT Asahimas Flat Glass Co., Ltd......................          75,000        12,073
 PT Astra Agro Lestari Tbk.............................       1,932,000       438,727
 *PT Astra International Tbk...........................       2,976,000     1,514,142
 *PT Bank International Indonesia......................      13,677,191        23,589
 *PT Bank Lippo Tbk....................................      32,812,000       264,089
 *PT Bimantara Citra...................................         589,000       199,783
 *PT Charoen Pokphand Indonesia Tbk....................         475,000        27,035
 *PT Ciputra Development Tbk...........................         563,300         7,125
 PT Citra Marga Nusaphala Persada......................         960,000        43,600
 PT Dankos Laboratories................................         147,000        10,141
 *PT Gajah Tunggal Tbk.................................       2,977,000        95,842
 *PT Gt Kabel Indonesia Tbk............................         212,000         2,194
 *PT GT Petrochem Industries Tbk.......................          70,000         1,529
 PT Hanjaya Mandala Sampoerna Tbk......................      13,377,500     7,036,981
 *PT Hero Supermarket Tbk..............................          78,000        13,228
 *PT Indah Kiat Pulp & Paper Corp......................       6,161,601       152,318
 *PT Indocement Tunggal Prakarsa.......................       3,090,000       310,876
 PT Indofood Sukses Makmur Tbk.........................      11,716,400     1,481,860
 *PT Indorama Synthetics Tbk...........................         365,580        31,526
 PT Indosat (Persero) Tbk..............................       2,993,500     4,044,245
 *PT Jakarta International Hotel and Development Tbk...         362,500        44,806
 *PT Jaya Real Property................................         305,000        19,288
 *PT Kalbe Farma Tbk...................................       1,410,000        63,227
                                                             SHARES            VALUE+
                                                             ------            ------
 *PT Kawasan Industry Jababeka Tbk.....................         407,333  $      6,791
 *PT Lippo Land Development Tbk........................         174,000        13,504
 *PT Makindo Tbk.......................................       2,236,500       655,737
 PT Matahari Putra Prima Tbk Foreign...................       2,543,000       190,055
 *PT Mayorah Indah.....................................         288,720        17,428
 PT Medco Energi International Tbk.....................       9,514,000     1,695,568
 *PT Modern Photo Tbk..................................         154,000        12,395
 *PT Mulia Industrindo.................................         850,680        19,562
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................         765,821        18,051
 *PT Pakuwon Jati Tbk..................................         312,000         3,408
 *PT Panasia Indosyntec Tbk............................         103,600         2,442
 *PT Perusahaan Rokok Tjap Gudang Garam................       4,695,500     5,857,764
 PT Ramayana Lestari Sentosa Tbk.......................       4,004,000     1,737,926
 *PT Sari Husada Tbk...................................          13,440        22,407
 *PT Semen Cibinong Tbk................................         231,000         7,703
 PT Semen Gresik.......................................       1,739,502     1,970,069
 PT Summarecon Agung...................................          87,838         6,312
 PT Telekomunikasi Indonesia (Persero) Series B........      18,576,820     8,704,008
 PT Tempo Scan Pacific.................................          19,500        14,349
 PT Tigaraksa Satria Tbk...............................          25,200        13,039
 PT Timah Tbk..........................................         327,000        21,619
 *PT Unggul Indah Corp. Tbk............................         139,640        20,872
 PT Unilever Indonesia Tbk.............................       1,206,500     3,246,112
 *PT United Tractors...................................         168,000        11,107
                                                                         ------------
TOTAL COMMON STOCKS
  (Cost $49,748,580)...................................                    40,106,452
                                                                         ------------
RIGHTS/WARRANTS -- (0.0%)
 *Indocement Tunggal Prakarsa Warrants Class C 05/02/03
   (Cost $66,258)......................................       2,357,941        25,756
                                                                         ------------
TOTAL -- INDONESIA
  (Cost $49,814,838)...................................                    40,132,208
                                                                         ------------
MALAYSIA -- (9.4%)
COMMON STOCKS -- (9.4%)
 AMMB Holdings Berhad..................................         240,362       308,675
 *Aokam Perdana Berhad.................................             333            38
 *Avenue Assets Berhad.................................          27,000         5,400
 Bandar Raya Developments Berhad.......................          23,000         8,897
 Batu Kawan Berhad.....................................         151,000       191,532
 *Berjaya Group Berhad.................................          94,000         5,937
 Berjaya Land Berhad...................................          91,000        34,005
 Berjaya Sports Toto Berhad............................         259,000       589,566
 British American Tobacco Berhad.......................         167,000     1,516,184
 Carlsberg Brewery Malaysia Berhad.....................          79,000       228,684
 Commerce Asset Holding Berhad.........................         353,000       775,671
 Country Heights Holdings Berhad.......................          40,000        17,895
 *Digi.Com Berhad......................................          68,862        83,722
 Gamuda Berhad.........................................         183,000       300,987
 Genting Berhad........................................         341,000     1,346,053
 Golden Hope Plantations Berhad........................         632,000       558,821
 Guiness Anchor Berhad.................................         105,000        93,395
 Highlands and Lowlands Berhad.........................         314,000       236,326
 Hong Leong Bank Berhad................................         523,250       702,257
 Hong Leong Credit Berhad..............................         324,683       692,087
 IOI Corp. Berhad......................................         529,000       807,421
 Jaya Tiasa Holdings Berhad............................          96,000        55,326
 Kuala Lumpur Kepong Berhad............................         412,500       732,730

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
                                                             SHARES            VALUE+
                                                             ------            ------
 *Land - General Berhad................................          35,000  $      3,408
 Leisure Management Berhad.............................          35,000        94,868
 Lion Land Berhad......................................           1,000            76
 *MBF Holdings Berhad..................................         141,000         7,607
 Magnum Corp. Berhad...................................         937,500       671,053
 Malakoff Berhad.......................................         468,000       463,074
 Malayan Banking Berhad................................       1,369,500     3,243,553
 Malayan Cement Berhad.................................         661,000       161,771
 *Malaysian Airlines System Berhad.....................         298,000       312,116
 Malaysian International Shipping Corp. (Foreign)......         181,666       339,429
 Malaysian Oxygen Berhad...............................          22,000        60,789
 Malaysian Pacific Industries..........................          84,000       400,105
 *Multi-Purpose Holdings Berhad........................          86,000        30,553
 Nestle (Malaysia) Berhad..............................         146,000       741,526
 Oriental Holdings Berhad..............................         322,608       337,889
 Oyl Industries Berhad.................................          74,000       395,316
 Perlis Plantations Berhad.............................         254,000       259,347
 Perusahaan Otomobil Nasional Berhad...................         338,000       951,737
 Petronas Dagangan Berhad..............................         147,000       216,632
 Petronas Gas Berhad...................................       1,065,000     1,821,711
 Public Bank Berhad (Foreign)..........................       1,739,138     1,620,144
 RHB Capital Berhad....................................       1,104,000       644,968
 RHB Sakura Merchant Bankers Berhad....................           4,100         3,561
 *RJ Reynolds Berhad...................................         135,000       134,289
 Ramatex Berhad........................................         222,000       116,842
 *Rashid Hussain Berhad................................          50,000        23,684
 *Renong Berhad........................................         460,000       114,395
 Resorts World Berhad..................................         681,000     1,845,868
 Sarawak Enterprise Corp. Berhad.......................         412,000       147,453
 Shell Refining Co. Federation of Malaysia Berhad......         156,000       150,663
 *Silverstone Berhad...................................           9,240             0
 Sime Darby Berhad (Malaysia)..........................       1,208,800     1,670,053
 Southern Bank Berhad..................................          48,440        30,594
 Southern Bank Berhad (Foreign)........................         143,437        83,797
 *Technology Resources (Industries) Berhad.............         528,000       330,695
 Telekom Malaysia Berhad...............................       1,379,000     3,102,750
 Tenaga Nasional Berhad................................       1,222,000     3,215,789
 Tractors Malaysia Holdings Berhad.....................          22,000        15,284
 YTL Corp. Berhad......................................         931,362     1,200,967
                                                                         ------------
TOTAL -- MALAYSIA
  (Cost $37,685,932)...................................                    34,255,965
                                                                         ------------
TURKEY -- (9.1%)
COMMON STOCKS -- (9.1%)
 *Akbank...............................................   1,162,099,403     3,222,569
 Akcansa Cimento Sanayi ve Ticaret A.S.................      29,601,300       176,485
 Aksigorta A.S.........................................      38,051,500       247,970
 Alarko Holding........................................      13,507,065       173,233
 *Anadolu Efes Biracilik ve Malt Sanayi A.S............      80,998,584     1,712,680
 *Arcelik A.S..........................................     475,587,435     2,868,459
 Aygaz.................................................     179,999,520       823,596
 *BSH Profilo Elektrikli Gerecler Sanayii A.S..........       4,725,086        39,309
 *Cukurova Elektrik A.S................................         389,000       130,795
 *Dogan Sirketler Grubu Holdings A.S...................     195,572,210       267,777
 Enka Holding..........................................      32,699,890     2,130,949
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........     145,031,000     1,508,173
                                                             SHARES            VALUE+
                                                             ------            ------
 *Hurriyet Gazette.....................................     101,999,646  $    282,851
 *Koc Holding A.S......................................     296,735,974     3,034,319
 Migros Turk A.S.......................................      30,018,025     1,477,541
 Netas Northern Electric Telekomunikasyon A.S..........       7,447,500       126,495
 *Otosan Otomobil A.S..................................     180,747,500     1,785,608
 *Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret
   A.S.................................................      70,488,000        62,305
 Tat Konserve..........................................               7             0
 *Tofas Turk Otomobil Fabrikasi A.S....................     557,412,222     1,719,632
 Trakya Cam Sanayii A.S................................     102,882,757       271,035
 Tupras-Turkiye Petrol Rafineleri A.S..................     250,447,950     1,163,299
 *Turk Sise ve Cam Fabrikalari A.S.....................     202,437,924       192,972
 *Turkiye Garanti Bankasi A.S..........................   1,413,696,911     2,450,165
 *Turkiye Is Bankasi A.S. Series C.....................     910,733,850     3,914,553
 *Vestel Elektronik Sanayi Ticaret A.S.................     179,241,000       354,145
 *Yapi ve Kredi Bankasi A.S............................   1,232,184,338     3,032,515
                                                                         ------------
TOTAL -- TURKEY
  (Cost $28,614,166)...................................                    33,169,430
                                                                         ------------
THAILAND -- (9.0%)
COMMON STOCKS -- (9.0%)
 Advance Info Service Public Co., Ltd..................       5,982,000     6,499,322
 BEC World Public Co., Ltd. (Foreign)..................         343,700     1,997,002
 Bangkok Expressway Public Co., Ltd. (Foreign).........       1,702,600       747,979
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........       4,125,500       613,876
 *Capetronic International (Thailand) Public Co., Ltd.
   (Foreign)...........................................       4,490,000       118,776
 Charoen Pokphand Foods Public Co., Ltd................      14,442,000     1,910,201
 *DBS Thai Danu Bank Public Co., Ltd. (Foreign)........       1,842,200       300,227
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................       4,100,710     3,389,931
 *Krung Thai Bank Public Co., Ltd. (Foreign)...........      12,981,770     3,802,064
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         630,150       285,765
 National Petrochemical Public Co., Ltd. (Foreign).....         100,000       124,000
 *Ratchaburi Electricity Generating Holding Public Co.,
   Ltd. (Foreign)......................................         470,000       197,598
 *Shin Corporation Public Co., Ltd.....................       6,122,000     2,487,056
 *Shinawatra Satellite Public Co., Ltd. (Foreign)......       1,381,225       978,700
 Siam Cement Public Co., Ltd. (Foreign)................          27,000       655,572
 Siam City Cement Public Co., Ltd. (Foreign)...........         633,413     3,560,637
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......       2,276,166     1,626,272
 Siam Makro Public Co., Ltd. (Foreign).................         727,100       815,740
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........       6,037,200     1,119,358
 *Thai Military Bank Public Co., Ltd. (Foreign)........       4,483,500       651,263
 Thai Union Frozen Products Public Co., Ltd.
   (Foreign)...........................................       2,500,000     1,092,385
                                                                         ------------
TOTAL COMMON STOCKS
  (Cost $36,920,611)...................................                    32,973,724
                                                                         ------------

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
                                                             SHARES            VALUE+
                                                             ------            ------
RIGHTS/WARRANTS -- (0.0%)
 *Charoen Pokphand Foods Public Co., Ltd. Warrants
   2002-2005...........................................       1,363,200  $          0
 *Telecomasia Corp. Public Co., Ltd. (Foreign) Rights
   03/31/08............................................       1,444,563             0
                                                                         ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                             0
                                                                         ------------
TOTAL -- THAILAND
  (Cost $36,920,611)...................................                    32,973,724
                                                                         ------------
UNITED STATES -- (7.7%)
COMMON STOCKS -- (7.7%)
 BBV Banco BHIF ADR....................................          59,300       754,296
 Banco de Chile Series F...............................          47,643       831,370
 Banco de Santiago SA ADR..............................         158,900     3,143,042
 Banco Santander Chile Sponsored ADR...................         182,200     2,587,240
 Cia Telecom de Chile ADR..............................         381,500     5,299,035
 Compania Cervecerias Uni ADR..........................         115,400     1,731,000
 Cristalerias de Chile SA ADR..........................          35,600       623,356
 Distribucion y Servicio D&S SA ADR....................         176,800     2,353,208
 Embotelladora Andina SA Andina ADR....................         108,600       776,490
 Embotelladora Andina SA Andina Series B ADR...........          83,000       508,790
 Empresa Nacional de Elec ADR..........................         502,218     4,268,853
 *Empresas Telex - Chile SA ADR........................           7,880         3,940
 *Enersis SA ADR.......................................         285,903     2,230,044
 Lan Chile SA ADR......................................         125,900       706,299
 *Madeco SA ADR........................................          44,500        33,375
 Masisa SA ADR.........................................          25,100       238,450
 Santa Isabel SA ADR...................................          15,500        46,500
 Sociedad Quimica y Minera Chile ADR...................          56,400     1,317,504
 Sociedad Quimica y Minera de Chile SA ADR Class A.....             902        25,256
 Vina Concha y Toro SA Conchatoro ADR..................          25,100       863,440
                                                                         ------------
TOTAL -- UNITED STATES
  (Cost $36,036,373)...................................                    28,341,488
                                                                         ------------
ISRAEL -- (7.7%)
COMMON STOCKS -- (7.7%)
 Africa-Israel Investments, Ltd........................           2,840       237,060
 Africa-Israel Investments, Ltd........................             155       131,086
 *Agis Industries (1983), Ltd..........................          21,736       138,952
 American Israeli Paper Mills, Ltd.....................           3,291        93,266
 Bank Hapoalim B.M.....................................       1,416,140     2,153,691
 Bank Leumi Le-Israel..................................       1,628,469     1,982,610
 *Bezek, Ltd...........................................       2,464,114     2,373,397
 Blue Square Chain Stores Properties Investment........          46,103       548,149
 *Blue Square Israel, Ltd..............................          16,186       198,707
 *CLAL Industries, Ltd.................................         206,838       742,402
 CLAL Insurance, Ltd...................................          65,284       777,534
 Delek Israel Fuel Corp., Ltd. Series C................           4,584       239,381
 *Discount Investment Corp.............................          15,100       323,100
 *Elbit Medical Imaging................................          17,319        88,114
 Elbit Systems, Ltd....................................          39,819       608,817
 *Elite Industries, Ltd................................           5,700       171,052
 *Elron Electronic Industries, Ltd.....................          27,495       245,575
 *First International Bank of Israel...................          48,660       170,891
 *First International Bank of Israel, Ltd..............         347,200       243,303
 *IDB Bankholding Corp., Ltd...........................          36,578       711,189
                                                             SHARES            VALUE+
                                                             ------            ------
 *IDB Development Corp., Ltd. Series A.................          72,515  $  1,434,996
 Industrial Building Corp., Ltd........................         277,150       265,198
 Israel Chemicals, Ltd.................................       1,570,726     1,526,650
 *Israel Corp. Series A................................           5,500       469,397
 *Koor Industries, Ltd.................................          23,266       577,881
 M.A.Industries, Ltd...................................         386,061       636,645
 *Matav Cable Israel...................................          19,027       107,031
 Migdal Insurance Holdings.............................         609,807       566,375
 Osem Investment, Ltd..................................         103,443       812,073
 Property and Building Corp., Ltd......................           3,973       196,311
 Super-Sol, Ltd. Series B..............................         210,226       672,815
 Teva Pharmaceutical Industries, Ltd...................         128,020     8,488,916
 *Utd Mizrahi..........................................         155,432       354,734
                                                                         ------------
TOTAL -- ISRAEL
  (Cost $24,416,519)...................................                    28,287,298
                                                                         ------------
BRAZIL -- (7.5%)
PREFERRED STOCKS -- (5.7%)
 Ambev Cia de Bebidas das Americas.....................      12,453,835     2,309,138
 Aracruz Celulose SA Series B..........................         561,999     1,237,555
 Banco Bradesco SA.....................................     246,242,355     1,285,022
 Banco do Brasil SA....................................     126,670,000       726,132
 Banco Itau SA.........................................      35,500,000     2,436,419
 *Bradespar SA.........................................     197,621,010        50,002
 Brasil Telecom Participacoes SA.......................     145,137,922     1,001,268
 Brasileira de Distribuicao Pao de Acucar..............       8,330,000       174,869
 Brasileira de Petroleo Ipiranga.......................      12,300,000        68,078
 *Centrais Electricas de Santa Catarin Celesc Series
   B...................................................         180,000        39,851
 Cimento Portland Itau.................................         860,000       146,198
 Companhia Siderurgica Paulista Cosipa CSI.............          65,000         9,765
 Copene-Petroquimica do Nordeste SA Series A...........         624,000       106,572
 Coteminas Cia Tecidos Norte de Minas..................       1,164,800        84,731
 Cpfl Geracao Energia SA...............................       2,258,921         4,202
 Duratex SA............................................       2,900,000        56,178
 Electropaulo Electrecidade Metropolitana..............       8,395,000       167,273
 *Embratel Participacoes SA............................      38,582,922        70,013
 *Inepar SA Industria e Construcoes....................      19,760,001         5,000
 Investimentos Itau SA.................................       2,388,290     1,973,364
 *Itausa-Investimentos Itau SA Receipts................          60,900        50,320
 Kablin SA.............................................         176,875        75,520
 Lojas Americanas SA...................................       2,166,794         5,499
 *Lojas Renner SA......................................         800,000         5,218
 *Paranapanema SA......................................       2,120,000           821
 Sadia SA..............................................         100,000        45,860
 Siderurgica Belgo-Mineira.............................         970,000        90,352
 Siderurgica de Tubarao Sid Tubarao....................      15,120,000       173,948
 Siderurgica Paulista Casipa Series B..................             325           976
 Suzano de Papel e Celulose............................          54,000       128,091
 *Suzano Petroquimica SA...............................          54,000        27,540
 Tele Celular Sul Participacoes SA.....................         137,922           164
 Tele Centro Oeste Celular Participacoes SA............     230,437,922       393,561
 Tele Leste Celular Participacoes SA...................         177,127            49
 *Tele Norte Celular Participacoes SA..................         138,099            26
 Tele Norte Leste Participacoes SA.....................     146,862,911     1,850,411
 Telemig Celular Participacoes SA......................         138,668           167
 Telenordeste Celular Participacoes SA.................         137,922           140
 *Telesp Celular Participacoes.........................     176,941,089       381,241

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
                                                             SHARES            VALUE+
                                                             ------            ------
 Telesudeste Celular Participacoes SA..................      10,000,000  $     24,116
 Unibanco Unias de Bancos Brasileiros SA...............       1,500,000        27,646
 Unibanco-Uniao de Bancos Brasileiros SA...............      12,963,000       532,982
 Usinas Siderurgicas de Minas Gerais SA................          52,039       157,385
 Vale do Rio Doce Series A.............................         156,160     4,599,387
 *Vale do Rio Doce Series B............................          81,160             0
 Votorantim Celulose e Papel SA........................       9,467,325       389,255
                                                                         ------------
TOTAL PREFERRED STOCKS
  (Cost $19,388,402)...................................                    20,912,305
                                                                         ------------
COMMON STOCKS -- (1.8%)
 *Acos Especiais Itabira-Acesita Aces..................      25,963,524         5,953
 Ambev Cia de Bebidas das Americas.....................       1,260,000       201,245
 Brasil Telecom Participacoes SA.......................      58,770,339       371,751
 Brasil Telecom SA.....................................     125,000,000       632,549
 *Brasil Telecom SA....................................       1,507,798         5,377
 Cpfl Geracao Energia SA...............................       3,140,000         5,841
 Embraco SA............................................         130,000        50,881
 Embraer Empresa Brasileira de Aeronautica.............         293,521     1,711,611
 *Embratel Participacoes...............................      57,550,000       141,062
 *Empresa Nasional de Comercio Redito e Participacoes
   SAncorpar...........................................         480,000           626
 Gerdau SA.............................................      36,040,000       441,693
 *Globo Cabo SA........................................       1,000,000       154,184
 Lojas Americanas SA...................................      14,042,476        35,253
 Petroquimica do Sul Copesul...........................       8,276,000       181,555
 Siderurgica Nacional Sid Nacional.....................      26,651,000       508,902
 Souza Cruz Industria e Comercio.......................         201,000     1,154,611
 Tele Celular Sul Participacoes........................      58,036,409        61,491
 Tele Centro Oeste Celular Participacoes...............      57,876,799       194,490
 *Tele Leste Celular Participacoes.....................      73,908,726        42,368
 *Tele Norte Celular Participacoes.....................      57,624,254        23,693
 Tele Norte Leste Participacoes........................      57,550,710       596,109
 Telemig Celular Participacoes.........................      57,861,511       139,538
 *Telemig Celular Particpacoes Common Receipts.........         665,920         1,606
 Telenordeste Celular Participacoes....................      58,131,297        70,784
 *Vallourec & Mannesmann Tubes-V & M DO Brasil SA......         149,000         9,489
                                                                         ------------
TOTAL COMMON STOCKS
  (Cost $6,042,649)....................................                     6,742,662
                                                                         ------------
RIGHTS/WARRANTS -- (0.0%)
 *Tele Norte Leste Participacoes SA Rights 05/29/02....          20,525             0
 *Telemig Celular Participacoes TMCP Rights 06/03/02...           1,595             0
                                                                         ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                             0
                                                                         ------------
TOTAL -- BRAZIL
  (Cost $25,431,051)...................................                    27,654,967
                                                                         ------------
MEXICO -- (7.5%)
COMMON STOCKS -- (7.5%)
 *Altos Hornos de Mexico S.A...........................          97,000             0
 America Movil S.A. de C.V. Series L...................       3,832,000     3,331,260
 *America Telecom S.A. de C.V. Series A................         913,071       697,372
 Apasco S.A. de C.V....................................          69,000       442,022
                                                             SHARES            VALUE+
                                                             ------            ------
 *Carso Global Telecom S.A. de C.V. Telecom Series
   A1..................................................         913,071  $  1,209,535
 Cementos de Mexico S.A. de C.V. Series B..............         364,915     2,178,693
 Controladora Comercial Mexicana S.A. de C.V. Series
   B...................................................         365,700       264,927
 Desc S.A. de C.V. Series B............................         295,000       184,706
 Desc S.A. de C.V. Series C............................           6,905         4,288
 El Puerto de Liverpool S.A. Series C1.................         339,500       474,502
 Embotelladora Arca SA de CV , Mexico..................          28,000        60,563
 *Empresas ICA Sociedad Controladora S.A. de C.V.......         207,900        65,623
 *Empresas la Moderna S.A. de C.V. Series A............         120,000        93,142
 Fomento Economico Mexicano Series B & D...............         363,000     1,522,228
 *Gruma S.A. de C.V. Series B..........................          90,406       107,597
 *Grupo Carso S.A. de C.V. Series A-1..................         203,000       630,262
 Grupo Continental S.A.................................          14,500        22,810
 *Grupo Financiero Bancomer S.A. de C.V. Series O......       1,598,672     1,379,841
 *Grupo Financiero del Norte S.A. Series C.............         119,000       303,576
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   L...................................................          16,475             0
 *Grupo Financiero Inbursa S.A. de C.V. Series O.......         719,097       770,250
 *Grupo Gigante S.A. de C.V. Series B..................         115,778        95,017
 *Grupo Industrial Alfa S.A. Series A..................         150,290       286,188
 Grupo Industrial Bimbo S.A. de C.V. Series A..........         210,000       495,516
 Grupo Industrial Maseca S.A. de C.V. Series B.........         229,000        97,405
 Grupo Modelo S.A. de C.V. Series C....................         482,300     1,203,423
 *Grupo Televisa S.A. (Certificate Representing Series
   A, Series D & Series L).............................         755,000     1,566,625
 *Hylsamex S.A. de C.V. Series B.......................          60,000        70,478
 Industrias Penoles S.A. de C.V........................         103,000       264,358
 Kimberly Clark de Mexico S.A. de C.V. Series A........         314,000       938,817
 Nueva Grupo Mexico SA de CV Series B..................         172,000       307,949
 *Organizacion Soriana S.A. de C.V. Series B...........         150,000       463,382
 *TV Azteca S.A. de C.V. Series A......................         500,000       236,478
 Telefonos de Mexico S.A. Series A.....................         100,000       172,830
 Telefonos de Mexico S.A. Series L.....................       3,042,000     5,194,538
 *Tubos de Acero de Mexico S.A.........................          85,000       160,101
 *Vitro S.A............................................         121,600       158,565
 Walmart de Mexico S.A. de C.V. Series C...............         627,055     1,550,984
 Walmart de Mexico S.A. de C.V. Series V...............         137,180       396,094
                                                                         ------------
TOTAL -- MEXICO
  (Cost $18,619,603)...................................                    27,401,945
                                                                         ------------
PHILIPPINES -- (4.7%)
COMMON STOCKS -- (4.7%)
 Aboitiz Equity Ventures, Inc..........................       7,014,400       324,344
 Ayala Corp............................................      13,893,600     1,633,782
 Ayala Land, Inc.......................................      18,687,576     2,607,223
 Bank of the Philippine Island.........................       2,208,511     2,464,988
 *Equitable PCI Bank, Inc..............................         875,000       723,741

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
                                                             SHARES            VALUE+
                                                             ------            ------
 *Filinvest Development Corp...........................       4,664,500  $    128,296
 *Filinvest Land, Inc..................................       9,822,000       548,132
 La Tondena Distillers, Inc............................         693,200       469,748
 Metro Bank and Trust Co...............................       3,293,635     2,494,516
 *Petron Corp..........................................      19,893,000       729,534
 *Philippine Long Distance Telephone Co................         174,940     1,525,438
 *Philippine National Bank.............................         259,975       152,855
 SM Prime Holdings, Inc................................      22,614,000     2,614,163
 *Security Bank Corp...................................         320,842        89,525
 *Southeast Asia Cement Holdings, Inc..................          30,190            36
 Union Bank of the Philippines.........................         812,300       384,510
 Universal Robina Corp.................................       3,158,100       276,953
                                                                         ------------
TOTAL -- PHILIPPINES
  (Cost $39,463,432)...................................                    17,167,784
                                                                         ------------
POLAND -- (4.1%)
COMMON STOCKS -- (4.1%)
 *Agora SA.............................................          81,074     1,140,474
 Bank Polska Kasa Opieki - Grupa Pekao SA..............         122,933     3,382,098
 *Bank Przemyslowo Handlowy Pbk........................          31,526     2,339,056
 Bank Zackodni Wbk SA..................................          42,409       760,232
 *Big Bank Gdanski SA..................................       1,426,622     1,346,181
 *Bre Bank SA..........................................          17,201       552,457
 Browary Zywiec SA.....................................          15,860     1,303,085
 *Elektrim SA..........................................         140,733       131,747
 Frantschach Swiecie SA................................          52,999       397,182
 Kredyt Bank SA........................................         248,476     1,153,769
 *Optimus SA...........................................           6,873        50,823
 *Optimus Technologie..................................           6,873        12,406
 *Orbis SA.............................................          77,409       429,786
 *Polish Telecom TPSA..................................         296,434     1,022,194
 *Prokom Software SA...................................          21,336       855,252
                                                                         ------------
TOTAL -- POLAND
  (Cost $13,796,033)...................................                    14,876,742
                                                                         ------------
HUNGARY -- (4.0%)
COMMON STOCKS -- (4.0%)
 Budapesti Elektromos Muvek RT.........................             185         7,852
 Delmagyarorszagi Aramszolgaltato Demasz RT............           2,275        92,165
 Egis RT...............................................          36,433     2,038,260
 Gedeon Richter, Ltd...................................          40,954     2,583,513
 Hungarian Telecommunications Co.......................         460,184     1,651,243
 Magyar Olay-Es Gazipari RT............................         138,429     2,710,564
 Orszagos Takerekpenztar es Keresdelmi Bank RT.........         441,220     3,843,932
 *Tiszai Vegyi Kombinat RT.............................         113,415     1,597,202
                                                                         ------------
TOTAL -- HUNGARY
  (Cost $12,093,392)...................................                    14,524,731
                                                                         ------------
ARGENTINA -- (1.3%)
COMMON STOCKS -- (1.3%)
 *Acindar Industria Argentina de Aceros SA Series B....         899,000        60,068
 *Alpargatas SA Industrial y Comercial.................           1,078             0
 *Alto Palermo SA Series A.............................           5,000         1,433
 *Banco del Sud Sociedad Anonima Series B..............          29,000         3,037
                                                             SHARES            VALUE+
                                                             ------            ------
 *Banco Frances del Rio de la Plata SA.................         467,809  $    227,432
 *Capex SA Series A....................................          52,893        48,792
 *Celulosa Argentina SA Series B.......................          18,750         3,973
 *Central Costanera SA Series B........................         114,100        24,180
 *Central Puerto SA Series B...........................          16,000           957
 *Garovaglio y Zorraquin SA............................          28,000         1,780
 Gas Natural SA, Buenos Aires..........................         345,000        86,014
 *Grupo Financiero Galicia SA Series B.................       2,110,110       152,564
 *IRSA Inversiones y Representaciones SA...............         643,419       296,766
 *Juan Minetti SA......................................         353,151        53,708
 Ledesma S.A.A.I.......................................         135,378        89,442
 Metrogas SA Series B..................................         543,115        89,368
 *Molinos Rio de la Plata SA Series B..................         694,833       814,192
 *PC Holdings SA Series B, Buenos Aires................       2,274,901       964,184
 *Renault Argentina SA.................................         176,559        29,493
 *Siderar SAIC Series A................................         721,484       417,314
 Siderca SA Series A...................................         714,907       878,709
 *Solvay Indupa S.A.I.C................................         555,366       207,692
 *Telecom Argentina Stet-France SA Series B............         977,000       180,250
 Transportadora de Gas del Sur SA Series B.............       1,028,000       160,185
                                                                         ------------
TOTAL COMMON STOCKS
  (Cost $27,773,949)...................................                     4,791,533
                                                                         ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Argentine Peso
   (Cost $42,470)......................................                        11,299
                                                                         ------------
TOTAL -- ARGENTINA
  (Cost $27,816,419)...................................                     4,802,832
                                                                         ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $1,024).......................................                         1,055
                                                                         ------------
                                                              FACE
                                                             AMOUNT
                                                             ------
                                                             (000)
TEMPORARY CASH
  INVESTMENTS -- (4.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Notes
   7.00%, 07/15/06, valued at $15,994,945) to be
   repurchased at $15,760,193..........................  $       15,758    15,758,000
                                                                         ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $382,427,911)++................................                  $366,328,149
                                                                         ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $386,079,474.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
INDONESIA -- (13.0%)
COMMON STOCKS -- (13.0%)
 *PT Apac Centretex Corporation Tbk....................       122,000  $     2,876
 *PT Argha Karya Prima Industry Tbk....................        90,666        2,867
 *PT Artha Graya Investama Sentral Tbk.................     4,773,000       74,087
 *PT Asahimas Flat Glass Co., Ltd......................     1,048,000      168,698
 PT Astra Agro Lestari Tbk.............................     4,724,000    1,072,747
 *PT Astra Graphia Tbk.................................     3,165,000      174,677
 *PT Bank International Indonesia......................        93,994          162
 *PT Batu Buana........................................        77,715        1,608
 *PT BDNI Capital Corp. Tbk............................       364,000        1,779
 PT Berlian Laju Tanker Tbk............................     5,825,600      435,386
 PT Bhakti Investama Tbk...............................     5,137,500      251,050
 *PT Bimantara Citra...................................     2,288,500      776,235
 *PT Branta Mulia Tbk..................................        66,000        5,502
 *PT Budi Acid Jaya Tbk................................     1,449,000       29,156
 *PT Charoen Pokphand Indonesia Tbk....................     2,814,500      160,187
 *PT Ciputra Development Tbk...........................       161,250        2,039
 PT Citra Marga Nusaphala Persada......................     6,184,500      280,881
 PT Dankos Laboratories................................     1,785,400      123,171
 *PT Davomas Adabi Tbk.................................        40,000        2,299
 *PT Dharmala Intiland.................................       277,400        1,754
 *PT Eterindo Wahanatama Tbk...........................       397,000        3,652
 *PT Ever Shine Textile Tbk............................     4,029,640      159,847
 *PT Gajah Tunggal Tbk.................................       236,000        7,598
 *PT Great River International.........................        93,000        4,438
 *PT GT Petrochem Industries Tbk.......................       918,000       20,055
 *PT Hero Supermarket Tbk..............................        33,000        5,597
 *PT Indal Aluminium Industry..........................        47,000        1,635
 *PT Indorama Synthetics Tbk...........................     1,453,000      125,299
 *PT International Nickel Indonesia Tbk................       488,000      336,660
 *PT Jakarta International Hotel and Development Tbk...       395,000       48,823
 *PT Kalbe Farma Tbk...................................     9,830,800      440,833
 *PT Karwell Indonesia.................................       138,000        7,180
 *PT Kawasan Industry Jababeka Tbk.....................        47,000          783
 *PT Keramika Indonesia Assosiasi Tbk..................       100,000        2,012
 PT Komatsu Indonesia Tbk..............................       860,000      103,826
 PT Lautan Luas Tbk....................................       319,000       12,104
 *PT Lippo E-Net Tbk...................................     1,121,250        8,380
 *PT Lippo Securities Tbk..............................       659,600        3,413
 PT Matahari Putra Prima Tbk Foreign...................        66,000        4,933
 *PT Mayorah Indah.....................................     1,711,000      103,283
 PT Medco Energi International Tbk.....................       240,000       42,772
 *PT Metrodata Electronics Tbk.........................     3,981,000       91,547
 *PT Modern Photo Tbk..................................        40,000        3,219
 *PT Mulia Industrindo.................................       542,000       12,464
 *PT Mutlipolar Corporation Tbk........................       730,000       26,439
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................        90,000        2,121
 *PT Pakuwon Jati Tbk..................................        63,000          688
 *PT Panasia Indosyntec Tbk............................        79,000        1,862
 *PT Prasidha Aneka Niaga Tbk..........................        84,000          966
 *PT Pudjiadi Prestige, Ltd. Tbk.......................        45,500          968
 *PT Putra Sejahtera Pioneerindo.......................        29,000        1,334
 PT Selamat Sempurna Tbk...............................       384,000       73,955
 *PT Semen Cibinong Tbk................................       471,000       15,705
                                                            SHARES           VALUE+
                                                            ------           ------
 *PT Sinar Mas Agro Resources and Technology Tbk.......        87,792  $     8,580
 *PT Sunson Textile Manufacturer Tbk...................       343,000       13,212
 *PT Surabaya Agung Industri Pulp & Paper..............        64,500          482
 *PT Surya Dumai Industri Tbk..........................     3,298,500      170,667
 *PT Suryamas Dutamakmur...............................       125,000          934
 PT Tempo Scan Pacific.................................       900,000      662,282
 *PT Texmaco Jaya Tbk..................................        93,000       31,545
 PT Timah Tbk..........................................     1,006,000       66,510
 *PT Tunas Ridean Tbk..................................     1,987,000       81,105
 *PT Ultrajaya Milk Industry & Trading Co..............       260,000       22,421
 *PT Unggul Indah Corp. Tbk............................        48,239        7,210
 *PT United Tractors...................................       627,200       41,466
 *PT Wicaksana Overseas International..................        28,560          369
 Trimegah Sec..........................................     5,032,000       46,286
                                                                       -----------
TOTAL -- INDONESIA
  (Cost $6,218,473)....................................                  6,394,621
                                                                       -----------
THAILAND -- (11.6%)
COMMON STOCKS -- (11.4%)
 *Adkinson Securities Public Co., Ltd. (Foreign).......       138,150       68,849
 *Advance Agro Public Co., Ltd. (Foreign)..............       809,000      340,120
 *Amarin Plaza Public Co., Ltd. (Foreign)..............         8,880        2,003
 *Aromatics (Thailand) Public Co., Ltd. (Foreign)......       284,000       31,527
 Bangkok Expressway Public Co., Ltd. (Foreign).........     1,170,400      514,175
 *Bangkok Land Public Co., Ltd. (Foreign)..............        65,200        5,883
 *Bangkok Rubber Public Co., Ltd. (Foreign)............        14,600        2,517
 Banpu Public Co., Ltd. (Foreign)......................       133,600      135,687
 *Big C Supercenter Public Co., Ltd. (Foreign).........        87,000       44,180
 *Capetronic International (Thailand) Public Co., Ltd.
   (Foreign)...........................................     1,020,399       26,993
 *Capital Nomura Securities Public Co., Ltd.
   (Foreign)...........................................        46,000       51,065
 *Central Paper Industry Public Co., Ltd. (Foreign)....        19,800          982
 Central Plaza Hotel Public Co., Ltd. (Foreign)........        39,500       26,356
 *Ch Karnchang Public Co., Ltd. (Foreign)..............        62,800       31,297
 Compass East Industry (Thailand) Public Co., Ltd.
   (Foreign)...........................................        12,200      103,159
 Eastern Water Resources Development & Management
   Public Co., Ltd. (Foreign)..........................        90,100       62,778
 *Five Stars Property Public Co., Ltd. (Foreign).......         8,360          790
 *Golden Land Property Development Public Co., Ltd.
   (Foreign)...........................................        99,416       37,805

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Grammy Entertainment Public Co., Ltd. (Foreign).......        46,000  $   182,529
 Hana Microelectronics Public Co., Ltd. (Foreign)......        61,900      124,272
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................       232,500       22,625
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................        11,270        4,871
 International Cosmetics Public Co., Ltd. (Foreign)....        15,500       66,263
 *International Engineering Public Co., Ltd.
   (Foreign)...........................................         2,000          458
 *Jasmine International Public Co., Ltd. (Foreign).....       350,000       44,640
 *K.R. Precision Public Co., Ltd. (Foreign)............       320,598       25,897
 *KCE Electronics Public Co., Ltd. (Foreign)...........        20,400       33,005
 *KGI Securities One Public Co., Ltd. (Foreign)........       383,146       46,153
 Kang Yong Electric Public Co., Ltd. (Foreign).........         7,200        9,863
 *LPN Development Public Co., Ltd. (Foreign)...........        24,160       14,694
 Laguna Resorts & Hotels Public Co., Ltd. (Foreign)....        32,200       30,421
 *Land and House Public Co., Ltd. (Foreign)............       213,031      455,360
 *Loxley Public Co., Ltd. (Foreign)....................        95,812       31,908
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................         2,925          608
 *Media of Medias Public Co., Ltd. (Foreign)...........         9,100          881
 Muramoto Electronic (Thailand) Public Co., Ltd.
   (Foreign)...........................................         9,900       27,358
 Mutual Fund Public Co., Ltd. (Foreign)................           500          697
 *Nation Multimedia Group Public Co., Ltd. (Foreign)...       146,259       63,218
 National Petrochemical Public Co., Ltd. (Foreign).....       447,300      554,654
 *Pacific Assets Public Co., Ltd. (Foreign)............       141,000       17,651
 *Padaeng Industry Public Co., Ltd. (Foreign)..........        73,800       25,798
 Patum Rice Mill & Granary Public Co., Ltd.
   (Foreign)...........................................         5,500        3,280
 *Pizza Public Co., Ltd. (Foreign).....................        13,258       13,465
 *Prasit Development Public Co., Ltd. (Foreign)........        29,700        1,052
 *Quality Houses Public Co., Ltd. (Foreign)............       234,000       51,953
 *Regional Container Lines Public Co., Ltd.
   (Foreign)...........................................        37,400       47,259
 *Robinson Department Store Public Co., Ltd.
   (Foreign)...........................................        24,700        1,517
 Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................        35,000       54,560
 Saha-Union Public Co., Ltd. (Foreign).................       279,500      106,285
 *Sahaviriya Steel Industries Public Co., Ltd.
   (Foreign)...........................................       772,100      113,065
                                                            SHARES           VALUE+
                                                            ------           ------
 *Samart Corp. Public Co., Ltd. (Foreign)..............        32,600  $    11,165
 Sammakorn Public Co., Ltd. (Foreign)..................         7,500        4,251
 *Semiconductor Ventures International Public Co.,
   Ltd.................................................       122,266       30,611
 Serm Suk Public Co., Ltd. (Foreign)...................         1,000        6,094
 Siam Food Products Public Co., Ltd. (Foreign).........         9,000       12,967
 *Siam Industrial Credit Public Co., Ltd...............       352,862       84,176
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................         2,900        3,699
 Sri Trang Agro Industry Public Co., Ltd. (Foreign)....        20,331       17,527
 *Srithai Superware Public Co., Ltd. (Foreign).........        16,400        3,118
 *Standard Chartered Nakornthon Bank Public Co., Ltd.
   (Foreign)...........................................            54        4,209
 *Sun Tech Group Public Co., Ltd. (Foreign)............        27,200        1,799
 *Supalai Public Co., Ltd. (Foreign)...................        17,300        7,600
 *TCJ Motor Public Co., Ltd. (Foreign).................         7,300        1,724
 *TISCO Finance Public Co., Ltd. (Foreign).............       745,900      466,864
 *TPI Polene Public Co., Ltd. (Foreign)................       458,476      205,747
 *Tanayong Public Co., Ltd. (Foreign)..................       261,000        6,165
 Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        11,100       10,684
 *Thai Gypsum Public Co., Ltd..........................       650,000       54,962
 *Thai Pineapple Public Co., Ltd. (Foreign)............        12,200        6,282
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        40,500       89,918
 Thai Reinsurance Public Co., Ltd. (Foreign)...........        34,740       26,872
 Thai Rung Union Ca-Foreign............................       165,000       46,766
 Thai Stanley Electric (Thailand) Public Co., Ltd.
   (Foreign)...........................................        16,000       35,145
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................     1,020,000       81,429
 Thai Union Frozen Products Public Co., Ltd.
   (Foreign)...........................................       678,520      296,482
 Thai Vegetable Oil-Foreign............................        88,000       25,565
 Thai Wacoal Public Co., Ltd...........................         7,800       31,319
 *Tipco Asphalt Public Co., Ltd. (Foreign).............        95,200       87,693
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........       126,728       14,607
 United Palm Oil Industry Public Co., Ltd..............        21,000       21,018
 *Vanachai Group Public Co., Ltd. (Foreign)............        22,100       28,187
 *Vinythai Public Co., Ltd. (Foreign)..................       820,604      195,758
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,876,075)....................................                  5,582,829
                                                                       -----------
RIGHTS/WARRANTS -- (0.2%)
 *LPN Development Public Co., Ltd. (Foreign) Warrants
   2002-2005...........................................         9,060            0
 *Land & Houses Public Co., Ltd. Warrants 9/02/08......       106,515      120,758

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Sino Thai Engineering & Construxction Public Co.,
   Ltd. Warrants 2002-2007.............................           580  $         0
 *Thai Reinsurance Public Co., Ltd. (Foreign) Warrants
   11/06/06............................................         5,790        2,393
 *Thai Tel & Telecommunications Public Co., Ltd.
   Warrants 09/29/06...................................        51,000        1,988
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                    125,139
                                                                       -----------
TOTAL -- THAILAND
  (Cost $4,876,075)....................................                  5,707,968
                                                                       -----------
SOUTH KOREA -- (10.5%)
COMMON STOCKS -- (10.5%)
 *A-Nam Industrial Co., Ltd............................        10,973       52,263
 *Bank of Pusan........................................         8,550       40,443
 Bing Grae Co., Ltd....................................         1,210       11,941
 Bu Kwang Pharmaceutical Co., Ltd......................         6,237       25,942
 Cheil Communications, Inc.............................           707       84,760
 Cheil Industrial, Inc.................................         6,500       82,697
 Choong Wae Pharmaceutical.............................         1,788       11,812
 Chungho Comnet Co., Ltd...............................           720        8,925
 *Comtec Systems Co., Ltd..............................         2,000        2,708
 *Dae Ho Construction Co., Ltd.........................         1,630        2,260
 Daeduck Electronics Co., Ltd..........................        22,437      228,733
 Daeduck Industries Co., Ltd...........................         7,526       82,861
 *Daegu Bank Co., Ltd..................................        15,650       91,003
 Daehan City Gas Co., Ltd..............................         2,621       29,071
 Daehan Flour Mills Co., Ltd...........................           470       17,901
 Daelim Industrial Co., Ltd............................         6,100       71,887
 Daesung Industrial Co., Ltd...........................         1,690       27,290
 Daewoong Pharmaceutical Co., Ltd......................         1,899       31,517
 Daishin Securities Co., Ltd...........................        10,593      195,245
 *Daou Technology, Inc.................................         7,000        9,991
 Dong Ah Tire Industrial Co., Ltd......................         7,300       23,219
 Dong Bu Insurance Co., Ltd............................        19,230       47,834
 Dong-A Pharmaceutical Co., Ltd........................         1,618       24,874
 Dong-Ah Securities Co., Ltd...........................         4,840       12,592
 Dongkuk Steel Mill Co., Ltd...........................         6,907       29,517
 Dongwon Securities Co., Ltd...........................        11,850       77,508
 *Doosan Construction & Engineering Co., Ltd...........         8,410       17,353
 *Eastel Systems Corp..................................         4,307       13,348
 Global Enterprise Co., Ltd............................         5,900       12,992
 *Good Morning Securities Co., Ltd.....................        16,000       82,338
 Hae In Co., Ltd.......................................         5,964        8,074
 Han Kuk Carbon Co., Ltd...............................         7,903       13,954
 *Han Wha Energy Co., Ltd..............................         5,600          251
 Hanil Cement Manufacturing Co., Ltd...................         1,010       35,420
 Hanil Securities Co., Ltd.............................         4,290       19,523
 Hanjin Shipping Co., Ltd..............................        12,014       59,964
 Hanjin Transportation Co., Ltd........................         1,041       13,075
 *Hankook Synthetics, Inc..............................         7,000        4,396
 Hankook Tire Manufacturing Co., Ltd...................        26,040       50,969
 Hankuk Electric Glass Co., Ltd........................         1,000       57,904
 Hankuk Glass Industries, Inc..........................         5,120       70,151
 Hanmi Pharmaceutical Industrial Co, Ltd...............         2,496       46,819
 *Hansol Electronics Inc...............................           560        3,403
 *Hansol Paper Co., Ltd................................         7,730       42,301
 *Hansung Enterprise Co., Ltd..........................           620        2,382
 *Hanwha Chemical Corp.................................        17,930       76,039
                                                            SHARES           VALUE+
                                                            ------           ------
 Hanwha Securities Co., Ltd............................         2,260  $     7,105
 Hite Brewery Co., Ltd.................................         2,180      142,411
 Hotel Shilla, Ltd.....................................        11,548       72,519
 *Hung Chang Co., Ltd..................................           554          642
 *Hyundai Corp.........................................        13,398       16,281
 Hyundai Department Store Co., Ltd.....................         3,063       83,435
 Hyundai Fire & Marine Insurance Co., Ltd..............         1,430       52,248
 *Hyundai Merchant Marine Co., Ltd.....................        13,000       38,645
 *Hyundai Mipo Dockyard Co., Ltd.......................         3,572       15,935
 *Hyundai Pipe Co., Ltd................................        11,310       46,120
 ISU Chemical Co., Ltd.................................         1,530       13,975
 Il Shin Spinning......................................           380       13,047
 Inchon Iron & Steel Co., Ltd..........................        17,010       85,733
 KEC Corp..............................................         1,375       53,266
 *KP Chemical Corp.....................................           821            0
 Keumkang Korea Chemical Co., Ltd......................           900       86,612
 *Kohap Co., Ltd.......................................         5,498        2,809
 Kolon Industries, Inc.................................         2,260       11,888
 *Kolon International..................................           321        4,450
 *Kolon International Corp.............................         2,157       27,619
 Korea Circuit Co......................................         7,800       34,606
 Korea Fine Chemical Co., Ltd..........................         1,388       19,810
 Korea Green Cross Co., Ltd............................         1,825       42,940
 Korea Iron & Steel Works Co., Ltd.....................         2,172       35,782
 *Korea Steel Chemical Co., Ltd........................         2,836       28,102
 Korea Zinc Co., Ltd...................................         2,580       46,291
 *Korean Air...........................................         6,000       89,548
 Korean Reinsurance Co., Ltd...........................         3,580      112,408
 *Kumho Electronics Co., Ltd...........................           670        9,535
 *Kumho Industrial Co., Ltd............................         4,530        9,033
 LG Cable & Machinery, Ltd.............................         5,790       69,414
 LG Construction, Ltd..................................         8,459       78,301
 LG Insurance Co., Ltd.................................        10,800       42,807
 LG International Corp.................................        18,358       86,837
 Lotte Chilsung Beverage Co., Ltd......................           220      128,825
 Lotte Confectionary Co., Ltd..........................           680      346,611
 Meritz Securities Co., Ltd............................         2,940        8,776
 Namhae Chemical Corp..................................        18,720       33,970
 Namyang Dairy Products Co., Ltd.......................           340      113,688
 Nong Shim Co., Ltd....................................         3,244      235,464
 Oriental Fire & Marine Insurance Co., Ltd.............         1,370       17,095
 Pacific Chemical Co., Ltd.............................         1,360      144,190
 Poong San Corp........................................         3,070       32,298
 *Regent Securities Co., Ltd...........................         5,600        7,102
 S1 Corp...............................................         5,950      108,697
 *SK Securities Co., Ltd...............................        37,530       54,482
 Samsung Fine Chemicals................................         4,960       65,329
 Samyang Genex Co., Ltd................................           220        7,177
 Seondo Electric Co., Ltd..............................         4,400        8,200
 Seoul City Gas Co., Ltd...............................         2,750       37,679
 Seoul Securities Co., Ltd.............................         7,840       38,619
 Shin Young Securities Co., Ltd........................         2,620       30,769
 *Shinmoorim Paper Manufacturing Co., Ltd..............         2,858       12,703
 *Ssangyong Cement Industry Co., Ltd...................        13,530       23,172
 Suheung Capsule Co., Ltd..............................         1,900       15,496
 *Sunkyong, Ltd........................................         5,340       52,043
 Tae Kwang Industrial Co., Ltd.........................           200       26,342
 Tae Young Corp........................................           804       22,884
 Tai Han Electric Wire Co., Ltd........................         5,106       25,485

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tongyang Confectionery Co.............................           660  $    27,182
 Young Poong Mining & Construction Corp................         1,580        8,066
 Youngone Corp.........................................        11,400       13,574
 Yuhan Corp............................................         1,306       62,309
                                                                       -----------
TOTAL -- SOUTH KOREA
  (Cost $4,244,912)....................................                  5,143,831
                                                                       -----------
MALAYSIA -- (9.6%)
COMMON STOCKS -- (9.6%)
 AMMB Holdings Berhad..................................        80,000      102,737
 Affin Holdings Berhad.................................       169,500       57,541
 Amalgamated Industrial Steel Berhad...................        10,000        1,395
 Amway (Malaysia) Holdings Berhad......................        24,000       38,211
 *Anson Perdana Berhad.................................        10,000        2,434
 Antah Holding Berhad..................................        23,000        2,845
 *Aokam Perdana Berhad.................................           733           84
 *Arab Malaysia Corp. Berhad...........................       167,000       64,603
 Arab Malaysia Finance Berhad..........................        69,000       95,329
 Arab Malaysian Development Berhad.....................        58,000        5,647
 *Asas Dunia Berhad....................................        16,000        2,779
 *Asia Pacific Land Berhad.............................        70,000        5,803
 Asiatic Development Berhad............................       118,000       44,405
 Austral Enterprises Berhad............................        31,000       27,900
 *Avenue Assets Berhad.................................        12,000        2,400
 Ayer Hitam Planting Syndicate Berhad..................         6,000        4,626
 Bandar Raya Developments Berhad.......................        76,000       29,400
 Batu Kawan Berhad.....................................        46,000       58,347
 Berjaya Land Berhad...................................       133,000       49,700
 *Bernas Padiberas Nasional Berhad.....................        52,000       29,968
 Bimb Holdings Berhad..................................       134,600       50,298
 *Bintai Kinden Corp. Berhad...........................        16,000       24,842
 Bolton Properties Berhad..............................        18,000        5,447
 *Boustead Holdings Berhad.............................        48,000       26,779
 CCM Bioscience Berhad.................................         1,250          227
 Cahya Mata Sarawak Berhad.............................        66,000       41,684
 *Camerlin Group Berhad................................        58,000       22,132
 Carlsberg Brewery Malaysia Berhad.....................        22,000       63,684
 Cement Industries of Malaysia Berhad..................        13,000       11,461
 Chemical Co. of Malaysia Berhad.......................       102,000       53,147
 Chin Teck Plantations Berhad..........................        15,000       18,316
 *Courts Mammoth Berhad................................        45,000       49,263
 Cycle & Carriage Bintang Berhad.......................        15,000       20,428
 DMIB Berhad...........................................        30,000        8,684
 DNP Holdings Berhad...................................        34,000        6,711
 *Damansara Realty Berhad..............................        65,000        2,908
 Datuk Keramik Holdings Berhad.........................        24,000        2,653
 Diperdana Corp. Berhad................................         3,000        1,421
 Diversified Resources Berhad..........................       142,000       90,805
 Edaran Otomobil Nasional Berhad.......................        18,000       52,105
 Esso Malaysia Berhad..................................        43,000       28,176
 *Europlus Berhad......................................        18,000        3,292
 *FCW Holdings Berhad..................................        16,000        2,084
 *Faber Group Berhad...................................        16,000        1,642
 Federal Flour Mills Berhad............................        20,000       26,842
 Fraser & Neave Holdings Berhad........................        40,500       38,795
 Gamuda Berhad.........................................        55,000       90,461
 *Globetronics Technology Berhad.......................        17,000       25,500
 *Golden Plus Holdings Berhad..........................        16,000        3,621
 *Gopeng Berhad........................................        17,000        2,416
                                                            SHARES           VALUE+
                                                            ------           ------
 Guiness Anchor Berhad.................................        44,000  $    39,137
 Guthrie Ropel Berhad..................................        11,000        8,800
 *HLG Capital Berhad...................................        12,000        4,674
 Hap Seng Consolidated Berhad..........................        67,000       41,611
 Highlands and Lowlands Berhad.........................        40,000       30,105
 Hong Leong Industries Berhad..........................        47,000       76,066
 *Hong Leong Properties Berhad.........................       112,000       24,168
 Hume Industries (Malaysia) Berhad.....................        52,000       82,790
 *Hwang-DBS (Malaysia) Berhad..........................        49,000       26,176
 IGB Corp. Berhad......................................       129,000       32,420
 IJM Corp. Berhad......................................        56,000       79,579
 *Idris Hydraulic (Malaysia) Berhad....................        89,000        2,459
 *Igb Corp. Berhad Issue A.............................        45,250       10,241
 *Insas Berhad.........................................        56,000        7,884
 Island & Peninsular Berhad............................        57,000       35,400
 Jaya Tiasa Holdings Berhad............................        41,000       23,629
 *Johan Holdings Berhad................................        30,000        2,566
 K & N Kenanga Holdings Berhad.........................        97,000       32,418
 KFC Holdings (Malaysia) Berhad........................        29,000       35,258
 Kamunting Corp. Berhad................................        40,000        7,316
 Keck Seng (Malaysia) Berhad...........................        23,000        8,050
 Kian Joo Can Factory Berhad...........................        29,000       28,237
 *Kretam Holdings Berhad...............................        30,000        2,368
 Kuala Sidim Berhad....................................        31,000       33,774
 Kulim Malaysia Berhad.................................        53,000       34,868
 Ladang Perbadanan-Fima Berhad.........................        11,000       11,058
 Landmarks Berhad......................................        78,000       12,624
 *Leader Universal Holdings Berhad.....................        69,000       11,893
 Lingkaran Trans Kota Holdings Berhad..................       130,500      100,622
 Lingui Development Berhad.............................        80,000       23,368
 Lion Corp. Berhad.....................................        15,600        2,504
 MAA Holdings Berhad...................................        27,733       44,519
 *MBF Holdings Berhad..................................       106,000        5,718
 MBM Resources Berhad..................................        25,000       36,842
 MUI Properties Berhad.................................        75,200        8,509
 Malayan Cement Berhad.................................        65,750       16,091
 Malayawata Steel Berhad...............................        21,000        8,676
 *Malaysia Building Society Berhad.....................        35,000        4,651
 Malaysia Industrial Development Finance Berhad........       133,000       34,650
 Malaysia Mining Corp. Berhad..........................       181,000      134,797
 *Malaysian Airlines System Berhad.....................        80,000       83,790
 Malaysian Mosaics Berhad..............................        40,500       13,003
 *Malaysian National Reinsurance Berhad................        36,000       28,421
 Malaysian Oxygen Berhad...............................        20,000       55,263
 *Malaysian Plantations Berhad.........................       117,000       41,874
 *Malaysian Resources Corp. Berhad.....................       142,000       51,568
 *Malaysian Tobacco Co. Berhad.........................        20,000       20,105
 *Mancon Berhad........................................        12,000        2,747
 Maruichi Malaysia Steel Tube Berhad...................         8,000       12,842
 Matsushita Electric Co. (Malaysia) Berhad.............         3,520       16,303
 *Mulpha International Berhad..........................       133,750       18,831
 *Multi-Purpose Holdings Berhad........................       125,000       44,408
 *Naluri Berhad........................................       110,000       39,368
 *Nam Fatt Berhad......................................         9,000        1,918
 Negara Properties (Malaysia) Berhad...................         5,000        5,671
 *New Straits Times Press (Malaysia) Berhad............        34,000       56,368
 Northport Corporation Berhad..........................        72,000       44,526

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Nylex (Malaysia) Berhad...............................        12,000  $     2,400
 OSK Holdings Berhad...................................        37,333       17,291
 *Olympia Industries Berhad............................       104,000        3,421
 *Pan Pacific Asia Berhad..............................        12,000          561
 *Panglobal Berhad.....................................        14,000        6,963
 *Parit Perak Holdings Berhad..........................        13,000          222
 Peladang Kimia Berhad.................................        14,000        3,979
 Pelangi Berhad........................................       106,000       24,966
 Perlis Plantations Berhad.............................        53,333       54,456
 Pernas International Holdings Berhad..................        71,000       19,245
 Petaling Garden Berhad................................        94,000       32,158
 Phileo Allied Berhad..................................        54,000       24,158
 Pilecon Engineering Berhad............................        42,000        2,984
 *Prime Utilities Berhad...............................         3,000        1,579
 *Promet Berhad........................................        52,000        3,968
 Public Finance Berhad.................................        48,000       92,211
 *Puncak Niaga Holdings Berhad.........................        70,000       55,263
 RHB Sakura Merchant Bankers Berhad....................        54,000       46,895
 *RJ Reynolds Berhad...................................        38,000       37,800
 Ramatex Berhad........................................        68,000       35,790
 *Rashid Hussain Berhad................................        47,000       22,263
 *Rekapacific Berhad...................................        55,000        6,658
 Road Builders (Malaysia) Holdings Berhad..............        48,000       69,474
 SCB Developments Berhad...............................        24,000       30,947
 SP Settia Berhad......................................        53,400       48,903
 *SRI Hartemas Berhad..................................        65,000        7,099
 *Sapura Telecommunications Berhad.....................        32,000       24,505
 *Saship Holdings Berhad...............................        23,000        5,387
 Selangor Properties Berhad............................        89,000       47,076
 Shell Refining Co. Federation of Malaysia Berhad......        44,000       42,495
 Sime UEP Properties Berhad............................        84,000       95,716
 Southern Bank Berhad (Foreign)........................       188,750      110,270
 *Southern Steel Berhad................................        45,000       10,895
 *Sriwani Holdings Berhad..............................        12,000          489
 Star Publications (Malaysia) Berhad...................        44,000       75,263
 *Sunway City Berhad...................................        80,000       22,211
 *Sunway Holdings, Inc. Berhad.........................        63,000        9,947
 *Ta Ann Holdings Berhad...............................        20,000       29,474
 Ta Enterprise Berhad..................................       243,000       56,274
 Talam Corp. Berhad....................................        14,000        3,721
 Tan & Tan Developments Berhad.........................        77,000       20,466
 Tan Chong Motor Holdings Berhad.......................        98,000       38,426
 Tasek Cement Berhad...................................        37,000       24,147
 *Techno Asia Holdings Berhad..........................        20,000        1,632
 *Tongkah Holdings Berhad..............................        14,000          497
 Tradewinds (Malaysia) Berhad..........................        49,000       26,821
 UMW Holdings Berhad...................................        54,800      120,416
 *Union Paper Holdings Berhad..........................        70,000       21,921
 Unisem (M) Berhad.....................................        21,000       70,184
 United Malacca Rubber Estates Berhad..................         9,000       11,226
 United Malayan Land Berhad............................        13,000        4,790
 United Plantations Berhad.............................        33,000       35,605
 WTK Holdings Berhad...................................        34,500       46,757
 *Wing Tiek Holdings Berhad............................         8,000        1,874
 Worldwide Holdings Berhad.............................        16,000        7,074
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $5,633,037)....................................                  4,722,713
                                                                       -----------
                                                            SHARES           VALUE+
                                                            ------           ------
PREFERRED STOCKS -- (0.0%)
 *ICPS 2002/2007 Preferred Shares
   (Cost $7,175).......................................        38,500  $     6,130
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Camerlin Group Berhad Rights 07/04/02................        29,000            0
 *Hong Leong Industries Berhad Rights 06/24/02.........        47,000            0
 *IGB Corp. Berhad Warrants 12/29/04...................           750           70
 *TH Group Berhad Rights 06/18/02......................        28,000            0
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         70
                                                                       -----------
TOTAL -- MALAYSIA
  (Cost $5,640,212)....................................                  4,728,913
                                                                       -----------
ISRAEL -- (9.2%)
COMMON STOCKS -- (9.2%)
 *AFCon Projects (84), Ltd.............................         4,200        2,645
 *Agis Industries (1983), Ltd..........................        27,000      172,604
 Alony Hetz Properties & Investments, Ltd..............        30,180       35,023
 American Israeli Paper Mills, Ltd.....................         2,900       82,185
 Azorim Investment Development & Construction Co.,
   Ltd.................................................        23,822      135,604
 Azorim Properties, Ltd................................        10,600       17,696
 Baran.................................................         9,500      123,783
 *Bet Shemesh Engines Holdings (1997), Ltd.............         3,351        4,660
 *C Mer Industries, Ltd................................         3,500       15,741
 *Danya Cebus, Ltd.....................................        10,072       43,164
 Delek Automotive Systems, Ltd.........................        75,788      156,457
 *Delek Drilling.......................................       314,841       81,405
 Delta Galil Industries, Ltd...........................        12,800       88,211
 *Direct Insurance - I.D.I. Insurance Co., Ltd.........        18,000       17,389
 *Discount Mortgage Bank, Ltd..........................         1,320       77,397
 *Elbit Medical Imaging................................        15,090       76,774
 *Elco Industries (1975)...............................         6,000       31,943
 Electra Consumer......................................        20,300      125,763
 Electra Israel, Ltd...................................         3,000      189,766
 *Electronics Line, Ltd................................         3,169       27,749
 *Elite Industries, Ltd................................         4,200      126,039
 *Elron Electronic Industries, Ltd.....................        16,025      143,127
 *Feuchtwanger Industries..............................           224        7,292
 Fibrotech F.M.S. (1986), Ltd..........................         3,100       26,848
 *Formula Systems (1985), Ltd..........................         6,570       67,281
 *Frutarom Industries (1995), Ltd......................        21,700       23,415
 *Gachelet Invetment Co., Ltd..........................           653       19,822
 Granite Hacarmel Investments, Ltd.....................        19,200       24,431
 *Hadar Insurance Co., Ltd.............................        33,347       82,284
 Housing & Construction Holding Co., Ltd...............       280,760      171,423
 Industrial Building Corp., Ltd........................        70,900       67,842
 Israel General Bank, Ltd..............................         3,222       85,276
 *Israel Land Development Co., Ltd.....................        26,000       75,695
 Israel Petrochemical Enterprises, Ltd.................        32,500       84,627
 *Israel Salt Industries...............................        38,139      108,473
 *J.O.E.L. Jerusalem Oil Exploration, Ltd..............         6,178       11,886
 *Kardan International, Ltd............................        38,700       69,019
 *Knafaim-Arkia Holdings, Ltd..........................         7,659       47,559

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Leader Underwriters, Ltd.............................        11,500  $    13,041
 *Lipman Electronic Engineering, Ltd...................         7,269      109,808
 *Magic Software Enterprises, Ltd......................        24,908       38,083
 Maman Cargo Terminals & Handling, Ltd.................        33,600       33,245
 *Mashov Computer......................................         9,855        3,090
 *Matav Cable Israel...................................        20,113      113,140
 *Mehadrin, Ltd........................................         3,887       63,625
 *Metalink, Ltd........................................        13,087       43,962
 Middle East Tube Co...................................        19,000       12,378
 *Miloumor, Ltd........................................        12,658       41,645
 *Mivtach Shamir Holdings, Ltd.........................        12,000       37,135
 *Mul-t-lock, Ltd......................................        20,500       74,165
 *Naphtha Israel Petroleum Corp........................       105,630        5,398
 *Nice Systems, Ltd....................................         8,600      110,480
 *OCIF Investments and Development, Ltd................         1,100       13,952
 *Ormat Industries, Ltd................................        54,000       82,784
 Property and Building Corp., Ltd......................         2,894      142,996
 Rapac Electronics, Ltd................................         6,000        8,355
 Rapac Technologies (2000), Ltd........................         6,000       11,715
 *Retalix, Ltd.........................................         7,900       97,145
 *Shrem Fudim Kelner & Co., Ltd........................         6,600       18,798
 *Suny Electronic Inc., Ltd............................        16,900       43,662
 *Tadiran Communications, Ltd..........................         7,595       94,168
 Team Computer & Systems, Ltd..........................         1,400       44,607
 *Tefahot Israel Mortgage Bank, Ltd....................        33,330      221,891
 *Tower Semiconductor, Ltd.............................        12,672       83,847
 *Union Bank of Israel, Ltd............................        46,264      141,754
 Ytong Industries, Ltd.................................        52,500       53,977
                                                                       -----------
TOTAL -- ISRAEL
  (Cost $5,297,869)....................................                  4,507,144
                                                                       -----------
MEXICO -- (9.2%)
COMMON STOCKS -- (9.2%)
 *Abaco Grupo Financiero S.A. de C.V. Series B.........       108,000            0
 *Altos Hornos de Mexico S.A...........................        33,000            0
 *Biper S.A. de C.V. Series B..........................       134,885        8,306
 *Bufete Industrial S.A. (Certificates representing 3
   shares Series L & 1 share Series B).................        24,000            0
 *Cintra S.A. de C.V...................................       137,000       56,430
 *Consorcio Ara S.A....................................       145,000      262,609
 *Corporacion Geo S.A. de C.V. Series B................        45,000      100,128
 *Corporacion Interamericana de Entramiento S.A. de
   C.V. Series B.......................................       126,069      299,430
 Desc S.A. de C.V. Series B............................       255,100      159,724
 *Empaques Ponderosa S.A. de C.V. Series B.............       206,000       25,583
 *Empresas ICA Sociedad Controladora S.A. de C.V.......       341,450      107,778
 *Empresas la Moderna S.A. de C.V. Series A............       187,000      145,146
 *Farmacias Benavides S.A. de C.V. Series B............        54,000       25,148
 *Gruma S.A. de C.V. Series B..........................       138,000      164,241
 *Grupo Casa Saba SA de C.V............................       104,000       86,105
 Grupo Cementos de Chihuahua S.A. de C.V. Series B.....       185,000      137,850
 Grupo Continental S.A.................................       130,000      204,499
                                                            SHARES           VALUE+
                                                            ------           ------
 Grupo Corvi S.A. de C.V. Series L.....................       100,000  $    24,320
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   L...................................................        60,605            0
 Grupo Herdez S.A. de C.V. Series B....................       107,000       47,616
 *Grupo Industrial Alfa S.A. Series A..................       233,000      443,688
 Grupo Industrial Maseca S.A. de C.V. Series B.........       386,000      164,185
 Grupo Industrial Saltillo S.A. de C.V. Series B.......        36,600       74,733
 *Grupo Iusacell S.A. de C.V. Series V.................       473,100      117,508
 *Grupo Posadas S.A. de C.V. Series L..................       199,000      113,271
 *Grupo Qumma SA de C.V. Series B......................       103,000        1,983
 *Grupo Tmm S.A. de C.V. Series L......................        24,000      264,275
 *Grupo Tribasa S.A. de C.V............................        64,000            0
 *Hylsamex S.A. de C.V. Series B.......................        82,000       96,319
 Industrias Bachoco S.A. de C.V. (Certificate
   Representing Series B and Series L).................        50,000       82,793
 Industrias Penoles S.A. de C.V........................       136,200      349,569
 *Industrias S.A. de C.V. Series B.....................        33,000       79,233
 *Jugos del Valle S.A. de C.V. Series B................        20,000       61,060
 Nadro S.A. de C.V. Series B...........................       217,967       90,682
 *Pepsi-Gemex S.A. de C.V..............................       140,315      233,068
 *Sanluis Corporacion S.A. de C.V.(Certificates
   representing 1 share Series B, 1 share Series C & 1
   share Series D).....................................        67,000       41,603
 *Tubos de Acero de Mexico S.A.........................       110,000      207,190
 *Vitro S.A............................................       159,000      207,334
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,919,564)....................................                  4,483,407
                                                                       -----------
INVESTMENT IN
  CURRENCY -- (0.0%)
 *Mexican Peso
   (Cost $8,635).......................................                      8,141
                                                                       -----------
TOTAL -- MEXICO
  (Cost $4,928,199)....................................                  4,491,548
                                                                       -----------
TURKEY -- (9.1%)
COMMON STOCKS -- (9.1%)
 Adana Cimento Sanayi Ticaret A.S......................   110,590,750       59,035
 *Akal Tekstil A.S.....................................     2,779,875       10,407
 Akcansa Cimento Sanayi ve Ticaret A.S.................    31,283,000      186,512
 Aksa..................................................    18,683,437      155,431
 Aksigorta A.S.........................................    21,262,500      138,561
 *Aksu Iplik Dokuma ve Boya Apre Fab A.S...............     2,985,130        6,829
 *Aktas Elektrik Ticaret A.S...........................       370,000       38,476
 Alarko Holding........................................    10,130,400      129,926
 Alarko Sanayii ve Ticaret A.S.........................       841,499       29,461
 *Alkim Alkali Kimya A.S...............................     6,708,000       33,483
 *Alternatifbank A.S...................................     8,700,000        4,765
 *Altinyildiz Mensucat ve Konfeksiyan Fabrikalari
   A.S.................................................     1,464,000        8,018
 *Anadolu Anonim Turk Sigorta Sirketi..................    68,801,376       47,221
 *Anadolu Cam Sanayii A.S..............................    38,134,396       33,707
 Anadolu Gida Sanayi A.S...............................     7,800,000       18,385
 *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S. Series
   C...................................................     4,800,000       32,278
 Ayen Enerji A.S.......................................     9,856,000       70,036

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *BSH Profilo Elektrikli Gerecler Sanayii A.S..........    23,310,032  $   193,920
 Bagfas Bandirma Gubre Fabrik..........................     2,300,000       29,100
 *Bandirma Vitaminli Yem Sanayii Ticaret A.S...........     5,074,664       28,848
 Bati Cimento A.S......................................     7,489,990       25,184
 *Bekoteknik Sanayi A.S................................    20,510,494      105,222
 Bolu Cimento Sanayi A.S...............................    39,714,401       41,987
 Borusan...............................................     2,695,000       16,441
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     9,020,000       30,016
 Bursa Cimento Fabrikasi A.S...........................     6,600,000       42,553
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................    28,978,000      114,510
 *Carsi Buyuk Magazacilik..............................    14,136,000       17,885
 Celebi Hava Servisi A.S...............................     3,870,000       55,000
 *Deva Holding A.S.....................................    10,869,332        8,666
 *Dogan Yayin Holding..................................    99,082,000      182,029
 *Doktas...............................................     8,800,000       13,727
 *Eczacibasi Ilac......................................    10,476,000       62,459
 *Eczacibasi Yapi Gere.................................       937,500       14,948
 *Ege Plastik Ticaret ve Sanayi A.S....................     3,860,000        3,144
 *Ege Seramik Co., Inc.................................     6,330,720        3,335
 *Egeplast Ege Plastik Ticaret ve Sanayi A.S...........     3,860,000        3,077
 *Finansbank...........................................   167,011,260       83,364
 *GSD Holdings A.S.....................................    33,540,000       30,228
 *Global Menkul Degerler A.S...........................    15,600,000       22,982
 *Goldas Kuyumculuk Sanayi A.S.........................    16,224,000       25,588
 Goltas Cimento........................................     2,660,000       13,462
 *Good Year Lastikleri A.S.............................     8,935,125       52,652
 *Gubre Fabrikalari Ticaret A.S........................       937,440        6,986
 *Gunes Sigorta A.S....................................    18,921,600       19,349
 *Hektas Ticaret A.S...................................    11,481,335        8,358
 *Hurriyet Gazette.....................................    95,309,301      264,298
 *Ihlas Holding........................................    15,742,228       13,096
 *Is Gayrimenk.........................................   183,838,200      109,606
 *Isiklar Ambalaj Sansuii ve Ticaret A.S...............       895,000        2,141
 *Izmir Demir Celik....................................    24,856,250       17,060
 Karsu Tekstil Sanayii ve Ticaret A.S..................     1,136,000        6,773
 Kartonsan.............................................     1,698,750       55,351
 Kav Orman Sanayii A.S.................................     3,003,000        5,309
 *Kent Gida Maddeleri Sanayii ve Ticaret A.S...........    14,860,000      121,047
 Kepez Elektrik Ticaret A.S............................        91,000       31,228
 *Kerevitas Gida Sanayi ve Ticaret A.S.................     2,532,000        3,555
 *Konya Cimento........................................     2,220,000       11,851
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................    28,177,500       97,672
 Mardin Cimento........................................     7,762,500       23,678
 Marshall Boya ve Vernik Sanayii A.S...................       951,000       17,142
 *Medya Holdings A.S. Series C.........................    15,849,000       75,814
 *Menderes Tekstil Sanayi ve Ticaret A.S...............    33,148,000       26,427
 *Merko Gida Sanayi ve Ticaret A.S. Series A...........     5,290,000        4,401
 *Milliyet Gazetecilik A.S.............................    16,465,680       24,828
 *Milpa Ticari ve Sinai Urunler Pazarlama..............     8,078,400        5,656
 *Mudurnu Tavukculuk A.S...............................     1,740,000          543
 Mutlu Aku.............................................     1,527,000        9,845
                                                            SHARES           VALUE+
                                                            ------           ------
 *Nergis Holding A.S...................................     1,784,000  $     4,576
 *Net Holding A.S......................................    15,942,722        7,958
 *Net Turizm Ticaret ve Sanayi.........................    16,830,000       10,968
 Netas Northern Electric Telekomunikasyon A.S..........     5,058,500       85,918
 Olmuksa Mukavva Sanayi ve Ticaret A.S.................     3,496,000       21,086
 Otobus Karoseri Sanayi A.S............................     6,078,000       29,496
 Pinar Sut Mamulleri Sanayii A.S.......................    12,143,250       18,310
 *Raks Elektroniks A.S.................................     2,730,000        5,299
 *Sanko Pazarlama Ithalat Ihracat A.S..................    28,255,000       66,600
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............     6,569,662       21,862
 *Sasa Suni ve Sentetik Elyat Sanayi A.S...............     9,711,000       79,104
 *Sonmez Filament Sentetik Iplik ve Elyaf Sanayi
   A.S.................................................       900,000        2,371
 *T. Tuborg Bira ve Malt Sanayi A.S....................     6,262,500       42,547
 *T. Tuborg Bira ve Malt Sanayii A.S...................     2,083,327       12,565
 *Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret
   A.S.................................................   170,268,000      150,502
 Tat Konserve..........................................     5,214,999       23,138
 *Tekstil Bankasi A.S..................................    42,352,718       18,498
 *Teletas Telekomunikasyon Endustri Ticaret A.S........     5,416,000       43,179
 *Tofas Turk Otomobil Fabrikasi A.S....................     6,500,000       20,053
 Trakya Cam Sanayii A.S................................    66,332,662      174,747
 *Turk Demir Dokum Fabrikalari.........................    10,079,992       18,868
 *Turk Dis Ticaret Bankasi A.S.........................    61,469,179       40,910
 *Turk Siemens Kablo ve Elektrik Sanayi A.S............     1,867,500       12,947
 *Turk Sise ve Cam Fabrikalari A.S.....................   179,550,063      171,154
 USAS (Ucak Servisi A.S.)..............................        30,000       38,892
 *Uzel Makina Sanayi A.S...............................    15,544,000       25,324
 *Vakif Finansal Kiralama A.S..........................     5,139,449        4,543
 *Vestel Elektronik Sanayi Ticaret A.S.................    15,612,000       30,846
 Yunsa Yunlu Sanayi ve Ticaret A.S.....................       619,000        6,437
 *Zorlu Enerji Elektrik Uretimi Otoproduktor Gruba
   A.S.................................................     6,242,000       97,365
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $6,380,270)....................................                  4,470,935
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Ihlas Holdings Rights 06/13/02
   (Cost $15,900)......................................     7,871,114        2,183
                                                                       -----------
TOTAL -- TURKEY
  (Cost $6,396,170)....................................                  4,473,118
                                                                       -----------
BRAZIL -- (9.1%)
PREFERRED STOCKS -- (7.9%)
 *Acesita SA...........................................   226,265,315       59,933
 Alpargatas-Santista Textil SA.........................       300,000       20,756
 Banco Mercantil do Brasil SA..........................       130,000       17,731
 Brasileira de Petroleo Ipiranga.......................    16,800,000       92,985
 Caemi Mineracao e Metalurgia SA.......................       500,000       84,008
 Cimento Portland Itau.................................     1,670,000      283,896
 Companhia Siderurgica Paulista Cosipa CSI.............       107,000       16,075
 Confab Industrial SA..................................        85,000       81,658
 Coteminas Cia Tecidos Norte de Minas..................     1,288,785       93,750

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Distribuidora de Produtos Petreleo Ipirangi SA........     3,900,000  $    35,462
 Duratex SA............................................     3,000,000       58,115
 ENERSUL Empresa Energetjica de Mato Grosso do Sul SA
   Series B............................................    13,156,000       46,810
 Energetica do Ceara Coelce............................    59,000,000       97,966
 Forca Luz Cataguazes Leopoldina Series A..............    23,400,000       12,211
 Francisco Stedile SA Series A.........................    20,200,000        9,224
 Globex Utilidades SA..................................        18,000       54,083
 *Globex Utilidades SA.................................         7,268       20,113
 *Gradiente Eletronica SA..............................         2,600        5,139
 *Industria de Bebidas Antarctica Polar SA.............        23,000       23,869
 *Industrias Villares SA...............................        58,000           37
 *Inepar SA Industria e Construcoes....................     9,900,001        2,505
 Kablin SA.............................................       422,000      180,181
 Lojas Americanas SA...................................    20,990,369       53,276
 Marcopolo SA..........................................        64,000       90,581
 Metal Leve SA.........................................     2,500,000       42,499
 Metalurgica Gerdau SA.................................     9,225,694      175,071
 Oxiteno SA Industria e Comercio.......................        12,160       59,131
 *Paranapanema SA......................................     6,200,000        2,402
 Perdigao SA NPV.......................................        36,000      215,620
 Randon Participacoes SA...............................    51,000,000       13,509
 *Rasip Agro Pastoril SA...............................    51,000,000        2,117
 *Real Consorcio Participacoes SA......................        19,000       25,013
 Refinaria de Petroleo Ipiranga SA.....................     3,600,000       21,206
 *Renner Herrmann SA...................................        28,000        6,199
 Ripasa SA Papel e Celulose............................       245,000      137,540
 Sadia SA..............................................       345,000      158,216
 Serrana SA............................................        16,388        8,747
 *Sharp SA Equipamentos Eletronicos....................    30,200,000          239
 Siderurgica Belgo-Mineira.............................     2,650,000      246,839
 Siderurgica de Tubarao Sid Tubarao....................    17,400,000      200,178
 Siderurgica Paulista Casipa Series B..................           535        1,606
 Suzano de Papel e Celulose............................        30,000       71,162
 *Suzano Petroquimica SA...............................        30,000       15,300
 Tele Celular Sul Participacoes SA.....................   150,000,000      177,904
 Tele Leste Celular Participacoes SA...................   219,666,572       60,791
 *Tele Norte Celular Participacoes SA..................    81,505,027       15,467
 Telemig Celular Participacoes SA......................   263,400,000      317,607
 Telenordeste Celular Participacoes SA.................   230,000,000      233,687
 Uniao des Industrias Petroquimicas SA Series B........       186,000       72,798
 *Varig Participacoes Em Transportes...................       122,026        1,496
 *Varig Particpacoes Em Servicos.......................       116,823          115
 *Varig SA Viacao Aerea Riograndense...................        16,000       10,121
 Weg SA................................................       165,000      139,596
                                                                       -----------
TOTAL PREFERRED STOCKS
  (Cost $3,837,000)....................................                  3,872,540
                                                                       -----------
COMMON STOCKS -- (1.2%)
 *Acos Especiais Itabira-Acesita Aces..................    42,900,000        9,837
 *Acos Villares SA Avil................................       120,000        1,067
 Avipal SA Avicultura e Agropecua......................    15,900,000       13,075
 Bahia Sul Celulose SA.................................       560,000       59,333
 Copene-Petroquimica do Nordeste SA Series A...........       620,000      105,889
 Embraco SA............................................       230,000       90,020
                                                            SHARES           VALUE+
                                                            ------           ------
 *Empressa Metropolitanade Aguas e Energia SA..........     5,000,000  $    15,418
 Eternit SA............................................       120,000        8,919
 *Globo Cabo SA........................................     1,265,000      195,042
 Metalurgica Gerdau....................................       323,038        5,900
 *Rhodia Ster SA.......................................       640,780       35,466
 Sao Paulo Alpargatas SA...............................       510,000       22,179
 Saraiva Livr..........................................         4,000       13,125
 *Vallourec & Mannesmann Tubes-V & M DO Brasil SA......       215,000       13,692
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $783,413)......................................                    588,962
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Coinvest Cia de Investimentos SA Rights 06/24/02.....        68,675            0
 *Telemig Celular Participacoes TMCP Rights 06/03/02...     1,535,281            6
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                          6
                                                                       -----------
TOTAL -- BRAZIL
  (Cost $4,620,413)....................................                  4,461,508
                                                                       -----------
HUNGARY -- (5.4%)
COMMON STOCKS -- (5.4%)
 Danubius Hotel & Spa RT...............................        39,276      636,463
 Delmagyarorszagi Aramszolgaltato Demasz RT............        10,369      420,071
 *Fotex First Hungarian-American Photo Service Co......       269,987      164,587
 *Globus Konzer........................................         2,000       26,237
 *Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)...        27,583      136,222
 *North American Business Industries RT................        17,753      308,234
 *Pannonplast P.L.C....................................        24,514      208,554
 Primagaz Hungaria Co., Ltd............................         5,076       21,935
 Raba Hungarian Railway Carriage & Machine Works.......        63,651      354,870
 *Synergon Information Systems Ltd., Budapest..........        30,190       75,248
 Tiszantuli Aramszolgaltato RT Titasz, Debrecen........         1,801       49,007
 *Zalakeramia, Ltd.....................................        33,689      200,173
 Zwack Unicum Liqueur Industry & Trading Co., Ltd......         1,100       24,616
                                                                       -----------
TOTAL -- HUNGARY
  (Cost $2,878,964)....................................                  2,626,217
                                                                       -----------
PHILIPPINES -- (4.5%)
COMMON STOCKS -- (4.5%)
 Alaska Milk Corp......................................     1,404,000       67,999
 *Alsons Cement Corp...................................       391,000        1,247
 *Alsons Consolidated Resources, Inc...................     2,058,000        5,332
 *Bacnotan Consolidated Industries, Inc................       122,234       20,708
 *Bankard, Inc.........................................       412,000       10,839
 *Belle Corp...........................................     9,347,000       78,244
 *C & P Homes, Inc.....................................     6,477,000       30,982
 *Cebu Holdings, Inc...................................     1,925,000       13,428
 *Cyber Bay Corp.......................................     8,160,000       58,549
 *DMCI Holdings, Inc...................................     4,372,000       20,913

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Digital Telecommunications (Philippines), Inc........     7,023,000  $   113,380
 *EEI Corp.............................................     1,108,000        5,963
 *East Asia Power Resources Corp.......................     1,185,250       12,756
 *Fil-Estate Land, Inc.................................     3,170,700       13,903
 *Filinvest Land, Inc..................................     2,853,000      159,216
 *Global Equities, Inc.................................       886,462        2,208
 *Guoco Holdings (Philippines), Inc....................     2,920,000        8,439
 *House of Investments, Inc............................       732,000        6,857
 International Container Terminal Services, Inc........     2,313,837      119,904
 Ionics Circuits, Inc..................................       769,825      105,869
 Kepphil Shipyard, Inc.................................       610,000        4,438
 *Kuok Philippine Properties, Inc......................     2,830,500        5,077
 La Tondena Distillers, Inc............................       372,000      252,086
 *Lepanto Consolidated Mining Co. Series B.............     1,925,000        8,824
 MUI Resources (Philippines), Inc......................     1,121,000       26,364
 *Mabuhay Holdings Corp................................       516,000          926
 *Macroasia Corp.......................................     2,237,500       37,014
 *Manila Jockey Club, Inc..............................        36,284        8,316
 *Megaworld Properties & Holdings, Inc.................    13,933,500      219,389
 *Metro Pacific Corp...................................    21,463,860      141,172
 *Mondragon International Philippines, Inc.............       626,880        2,749
 *Negros Navigation Co., Inc...........................        31,100          465
 *PDCP Development Bank................................        77,000        2,855
 *Philex Mining Corp. Series B.........................       150,000          987
 *Philippine Bank of Communications....................        14,726       24,654
 *Philippine National Construction Corp................       173,000        9,723
 *Philippine Realty & Holdings Corp....................     4,499,000        5,604
 Philippine Savings Bank...............................       317,212      170,703
 *Picop Resources, Inc.................................     1,125,000        1,794
 *Pilipino Telephone Corp..............................     1,692,000       15,175
 *Pryce Properties Corp................................     2,732,900        5,447
 RFM Corp..............................................     2,378,934       60,690
 Republic Glass Holding Corp...........................       507,500       15,071
 Robinson's Land Corp. Series B........................     3,402,000      131,542
 SM Development Corp...................................     3,525,000       62,528
 *Solid Group, Inc.....................................     3,526,000       25,651
 *Soriano (A.) Corp....................................     3,430,211       42,046
 *Southeast Asia Cement Holdings, Inc..................    10,305,440       12,324
 *United Paragon Mining Corp...........................       322,500          344
 *Universal Rightfield Property Holdings, Inc..........     1,062,000        1,191
 *Urban Bank, Inc......................................         5,658            0
 *Victorias Milling Co., Inc...........................        48,000          832
 *Vitarich Corp........................................       176,000        1,158
 William, Gothong & Aboitiz, Inc.......................     1,390,000       60,949
 *iVantage Equities, Inc...............................       593,400        5,263
                                                                       -----------
TOTAL -- PHILIPPINES
  (Cost $5,972,280)....................................                  2,220,087
                                                                       -----------
POLAND -- (4.3%)
COMMON STOCKS -- (4.3%)
 *Amica Wronki SA......................................        11,095      104,970
 *Art Marketing Syndicate SA...........................         5,354       59,319
 *Budimex SA...........................................        28,076      225,085
 *Cersanit-Krasnystaw SA...............................        14,414      141,396
 *Computerland SA......................................         7,136      231,857
 Debica SA.............................................        17,528      176,743
                                                            SHARES           VALUE+
                                                            ------           ------
 *Echo Investment SA...................................         1,995  $    50,912
 *Farmacol SA..........................................         8,059       60,596
 *Huta Ferrum SA.......................................         3,168        1,499
 Impexmetal SA.........................................         8,667       15,860
 *Kutnowskie Zaklady Farmaceutyczne Polfa SA...........         1,889       60,200
 Lentex SA.............................................         6,678       27,600
 Mostostal Export SA...................................        42,087       24,310
 *Mostostal Warszawa SA................................         7,600       19,868
 *Mostostal Zabrze Holding SA..........................        18,293       21,361
 *Ocean Company SA.....................................         8,530          871
 *Optimus SA...........................................         7,500       55,459
 *Optimus Technologie..................................         7,500       13,538
 *Orbis SA.............................................        25,000      138,804
 Polifarb Cieszyn Wroclaw SA...........................        40,825       56,921
 *Polska Grupa Farmaceutyczna SA.......................        13,463      123,352
 *Prosper SA...........................................         6,580       19,331
 Przedsiebiorstwo Farmaceutyczne JELFA SA..............         8,635      101,260
 *Przedsiebiorstwo Telekomunikacyjne Szeptel A.S.......        16,774       52,621
 *Raciborska Fabryka Kotlow SA.........................         7,076        8,985
 Softbank SA...........................................        22,105      140,892
 *Sokolowskie Zaklady Miesne SA........................        94,182       53,933
 *Stalexport SA........................................        11,514        7,511
 *Zaklady Metali Lekkich Kety SA.......................        11,550      129,980
                                                                       -----------
TOTAL -- POLAND
  (Cost $2,178,704)....................................                  2,125,034
                                                                       -----------
ARGENTINA -- (1.5%)
COMMON STOCKS -- (1.5%)
 *Acindar Industria Argentina de Aceros SA Series B....       459,031       30,671
 *Alpargatas SA Industrial y Comercial.................         1,007            0
 *Atanor Cia Nacional para la Industria Quimica SA
   Series D............................................        58,050       26,775
 *Banco del Sud Sociedad Anonima Series B..............        89,000        9,319
 *Banco Suquia SA......................................        76,789        4,834
 CINBA SA (Cia de Bebidao y Alimentos).................        15,000        2,693
 *Capex SA Series A....................................        26,370       24,325
 *Celulosa Argentina SA Series B.......................         6,375        1,351
 *Central Costanera SA Series B........................        50,000       10,596
 *Central Puerto SA Series B...........................        61,000        3,650
 Cresud SA Comercial Industrial Financiera y
   Agropecuaria........................................       155,401       83,299
 *DYCASA SA (Dragados y Construcciones Argentina)
   Series B............................................        23,052        3,908
 *Ferrum SA de Ceramica y Metalurgica Series B.........        25,200        4,901
 *Fiplasto SA Comercial y Industrial Series B..........         6,000        1,197
 *Garovaglio y Zorraquin SA............................        14,160          900
 *IRSA Inversiones y Representaciones SA...............       300,000      138,370
 Importadora y Exportadora de la Patagonia Series B....        11,500       20,070
 Introductora de Buenos Aires SA Series A..............        11,268        4,495
 *Juan Minetti SA......................................       131,531       20,003
 Ledesma S.A.A.I.......................................       216,000      142,708

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Polledo SA Industrial y Constructora y Financiera....        88,891  $    10,527
 *Quimica Estrella SA Series B.........................        27,200        5,154
 *Renault Argentina SA.................................       276,000       46,103
 *Sol Petroleo SA......................................        50,662        2,842
 *Solvay Indupa S.A.I.C................................       370,500      138,557
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,703,813)....................................                    737,248
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Argentine Peso
   (Cost $6,398).......................................                      2,206
                                                                       -----------
PREFERRED STOCKS -- (0.0%)
 Quimica Estrella New Preferred Shares
   (Cost $3,163).......................................         3,260          756
                                                                       -----------
TOTAL -- ARGENTINA
  (Cost $2,713,374)....................................                    740,210
                                                                       -----------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.0%)
 Repurchase Agreement, PNC Capital Markets, Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Notes
   7.00%, 07/15/06, valued at $1,486,346) to be
   repurchased at $1,464,204
   (Cost $1,464,000)...................................  $      1,464    1,464,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $57,429,645)++.....                $49,084,199
                                                                       -----------

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $57,429,645.

                See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
COMMERCIAL PAPER -- (43.3%)
Asset Portfolio Funding
    1.770%, 06/03/02...................................    $ 4,000     $  4,000,000
Barton Capital Corp.
    1.770%, 06/07/02...................................      9,400        9,398,182
CDC Commercial Paper Corp.
    1.750%, 06/07/02...................................      3,500        3,499,323
    1.770%, 06/18/02...................................     10,600       10,592,315
    1.750%, 06/20/02...................................     11,000       10,990,857
Ciesco L.P.
    1.760%, 06/20/02...................................     10,500       10,491,272
Colgate Palmolive Co.
    1.750%, 06/26/02...................................      6,120        6,113,118
Corporate Asset Funding Co.
    1.750%, 06/12/02...................................     21,000       20,990,865
Dow Jones & Co., Inc.
    1.800%, 06/05/02...................................     10,800       10,798,949
Eksportfinans ASA
    1.780%, 06/06/02...................................      9,400        9,398,637
Enterprise Funding Corp.
    1.770%, 06/03/02...................................      6,000        6,000,000
    1.770%, 06/06/02...................................     10,225       10,223,517
Export Development Corp.
    1.750%, 06/05/02...................................      3,800        3,799,633
Govco, Inc.
    1.760%, 06/17/02...................................     25,000       24,982,402
Harvard University
    1.730%, 06/04/02...................................      7,000        6,999,621
KFW International Finance, Inc.
    1.750%, 06/14/02...................................      2,600        2,598,562
Kittyhawk Funding Corp.
    1.790%, 06/17/02...................................      1,973        1,971,657
Koch Industries, Inc.
    1.750%, 06/05/02...................................      4,500        4,499,565
    1.760%, 06/18/02...................................     21,000       20,984,775
Metlife Funding, Inc.
    1.750%, 06/21/02...................................     24,000       23,978,880
Nestle Capital Corp.
    1.730%, 07/02/02...................................     25,000       24,965,158
Novartis Financial Corp.
    1.750%, 06/19/02...................................     18,500       18,484,952
Paccar Financial Corp.
    1.780%, 06/03/02...................................     11,180       11,180,000
    1.770%, 06/12/02...................................      7,744        7,740,631
Sheffield Receivables Corp.
    1.800%, 06/17/02...................................      5,090        5,086,536
    1.780%, 06/18/02...................................      1,000          999,271
Shell Oil Co.
    1.740%, 06/04/02...................................      3,500        3,499,831
Sigma Finance Corp.
    1.780%, 06/20/02...................................      2,500        2,497,922
    1.770%, 07/01/02...................................     22,600       22,569,589
UBS Finance, Inc.
    1.810%, 06/03/02...................................     25,000       25,000,000
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
United Parcel Service, Inc.
    1.770%, 06/06/02...................................    $10,000     $  9,998,550
USAA Capital Corp.
    1.770%, 06/03/02...................................      5,000        5,000,000
    1.750%, 06/04/02...................................      4,000        3,999,806
    1.720%, 06/05/02...................................     16,000       15,998,453
Wal-Mart Stores, Inc.
    1.760%, 06/03/02...................................      3,000        3,000,000
Windmill Funding Corp.
    1.790%, 06/20/02...................................     22,000       21,980,988
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $384,276,830)..................................                 384,313,817
                                                                       ------------
AGENCY OBLIGATIONS -- (32.4%)
Federal Home Loan Bank
    5.375%, 01/05/04...................................     31,200       32,295,026
Federal Home Loan Mortgage Corporation
    3.250%, 01/15/04...................................     41,000       41,113,611
    5.250%, 02/15/04...................................     68,400       70,741,879
    3.750%, 04/15/04...................................     42,000       42,488,166
    5.000%, 05/15/04...................................     20,000       20,625,300
Federal National Mortgage Association
    4.750%, 03/15/04...................................     63,000       64,719,837
    3.625%, 04/15/04...................................     15,000       15,105,960
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $285,336,033)..................................                 287,089,779
                                                                       ------------
BONDS -- (21.6%)
Asian Development Bank Corporate Bonds
    5.500%, 04/23/04...................................     16,000       16,577,376
Associates Corp. of North America Corporate Bonds
    5.750%, 11/01/03...................................     20,000       20,717,060
European Investment Bank Corporate Bonds
    4.750%, 04/26/04...................................     25,000       25,382,475
General Electric Capital Corp.
    5.375%, 04/23/04...................................     25,500       26,348,385
Inter-American Development Bank Corporate Bonds
    5.125%, 02/05/04...................................     22,000       22,726,770
JP Morgan Chase & Co. Corporate Bonds
    5.750%, 02/25/04...................................      2,900        3,006,633
Landesbank Baden-Wuerttemberg Corporate Bonds
    7.875%, 04/15/04...................................      7,125        7,688,025
Wal-Mart Stores, Inc. Corporate Bonds
    4.375%, 08/01/03...................................     21,000       21,319,578
Wells Fargo & Co. Corporate Bonds
    4.250%, 08/15/03...................................     16,000       16,215,792
    5.450%, 05/03/04...................................      5,550        5,727,744

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
World Bank (International Bank for Reconstruction &
  Development) Corporate Bonds
    4.750%, 04/30/04...................................    $25,500     $ 26,177,841
                                                                       ------------
TOTAL BONDS
  (Cost $191,288,230)..................................                 191,887,679
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (2.5%)
JP Morgan Chase & Co.
    ***1.950%, 09/06/02
      (Cost $22,002,785)...............................     22,000       22,004,400
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Bills
   1.68%, 06/27/02, valued at $1,583,019) to be
   repurchased at $1,559,217
   (Cost $1,559,000)...................................      1,559        1,559,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $884,462,878)++....                $886,854,675
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
 *** Rates shown are the rates as of May 31, 2002, and maturities shown are the next interest readjustment date.
  ++  The cost for federal income tax purposes is $884,462,878.

                See accompanying Notes to Financial Statements.

                  THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (90.5%)
BONDS -- (47.7%)
African Development Bank Medium Term Notes
    6.500%, 03/15/04...................................    $ 8,200     $  8,613,280
Asian Development Bank Corporate Bonds
    6.125%, 03/09/04...................................      7,100        7,439,380
    5.500%, 04/23/04...................................     10,000       10,360,860
Associates Corp. of North America Corporate Bonds
    5.750%, 11/01/03...................................     15,877       16,446,238
Austria (Republic of)
    7.250%, 02/18/04...................................     10,000       10,665,000
Bank Nederlandse Gemeenten Medium Term Notes
    5.250%, 01/22/04...................................      5,000        5,164,500
    7.125%, 01/27/04...................................     12,400       13,151,440
Bank of America Corp. Corporate Bonds
    5.750%, 03/01/04...................................     11,495       11,906,142
Denmark (Kingdom of) Medium Term Notes
    7.000%, 12/15/03...................................      7,700        8,135,050
Deutsche Postbank Medium Term Notes
    5.125%, 01/20/04...................................      8,000        8,224,000
Dexia Municipal Agency Medium Term Notes
    5.500%, 01/23/04...................................      4,700        4,859,800
European Bank Reconstruction & Development
    4.625%, 10/27/03...................................     10,000       10,231,000
European Investment Bank Corporate Bonds
    4.750%, 04/26/04...................................     18,248       18,527,176
General Electric Capital Corp. Medium Term Notes
    5.750%, 04/06/04...................................     19,000       19,708,700
Inter-American Development Bank Corporate Bonds
    5.125%, 02/05/04...................................     17,500       18,078,113
International Finance Corp. Medium Term Notes
    5.000%, 11/25/03...................................     15,167       15,579,542
JP Morgan Chase & Co. Corporate Bonds
    5.750%, 02/25/04...................................     17,210       17,842,812
KFW International Finance, Inc. Medium Term Notes
    5.625%, 03/10/04...................................     19,000       19,714,400
Landwirtschaftliche Rentenbank Medium Term Notes
    5.375%, 02/18/04...................................     17,900       18,481,750
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)

Northern Trust Corp. Medium Term Notes
    6.625%, 10/01/03...................................    $13,900     $ 14,512,156
Rabobank Medium Term Notes
    7.125%, 12/15/03...................................     17,810       18,839,418
Toyota Motor Credit Corp. Medium Term Notes
    7.250%, 08/04/03...................................     12,099       12,679,752
Wal-Mart Stores, Inc. Corporate Bonds
    4.375%, 08/01/03...................................      8,000        8,121,744
World Bank (International Bank for Reconstruction &
  Development) Corporate Bonds
    4.750%, 04/30/04...................................     19,000       19,505,058
                                                                       ------------
TOTAL BONDS
  (Cost $316,028,601)..................................                 316,787,311
                                                                       ------------
AGENCY OBLIGATIONS -- (37.4%)
Federal Home Loan Bank
    5.375%, 01/05/04...................................     42,000       43,474,074
    4.875%, 04/16/04...................................     40,000       41,099,680
Federal Home Loan Mortgage Corporation
    3.250%, 01/15/04...................................     12,000       12,033,252
    5.250%, 02/15/04...................................      6,100        6,308,852
    3.750%, 04/15/04...................................     49,000       49,569,527
    5.000%, 05/15/04...................................      9,000        9,281,385
Federal National Mortgage Association
    4.750%, 03/15/04...................................     21,000       21,573,279
    3.625%, 04/15/04...................................     37,000       37,261,368
Student Loan Marketing Association
    4.750%, 04/23/04...................................     26,770       27,441,472
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $246,954,483)..................................                 248,042,889
                                                                       ------------
COMMERCIAL PAPER -- (5.4%)
Corporate Asset Funding Corp.
    1.770%, 06/26/02...................................      7,000        6,992,263
Enterprise Funding Corp.
    1.770%, 06/10/02...................................      5,100        5,098,274
Govco, Inc.
    1.780%, 06/20/02...................................     13,000       12,988,765
Windmill Funding Corp.
    1.790%, 06/20/02...................................     11,000       10,990,494
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $36,066,534)...................................                  36,069,796
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $599,049,618)..................................                 600,899,996
                                                                       ------------
CANADA -- (5.7%)
BONDS -- (5.7%)
Canada (Government of)
    5.750%, 06/01/03...................................     23,000       15,391,538
Canada Mortgage and Housing Corp.
    5.100%, 06/02/03...................................     13,000        8,642,560

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Dexia Credit Local France Notes
    7.000%, 01/14/04...................................    $20,000     $ 13,674,531
                                                                       ------------
TOTAL -- CANADA
  (Cost $36,901,093)...................................                  37,708,629
                                                                       ------------
AUSTRALIA -- (3.3%)
BONDS -- (3.3%)
Eurofima
    5.000%, 04/30/03...................................     20,000       11,267,519
Rural & Industries Bank of Western Australia
    7.750%, 06/09/03...................................     18,000       10,365,335
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $19,417,440)...................................                  21,632,854
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $1,396).......................................                       1,424
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
   06/03/02 (Collateralized by U.S. Treasury Notes
   7.00%, 07/15/06, valued at $3,070,195) to be
   repurchased at $3,024,421
   (Cost $3,024,000)...................................    $ 3,024        3,024,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $658,393,547)++....                $663,266,903
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency or the Euro.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $658,393,547.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

                                                           THE U.S.          THE ENHANCED          THE U.S.            THE U.S.
                                                             LARGE            U.S. LARGE           LARGE CAP           SMALL XM
                                                            COMPANY            COMPANY               VALUE              VALUE
                                                            SERIES              SERIES              SERIES              SERIES
                                                          -----------       --------------       -------------       ------------
ASSETS:
Investments at Value...............................       $3,037,617         $    95,443         $  1,808,650        $   887,241
Collateral for Securities Loaned...................          135,584                  --              141,081             47,395
Cash...............................................            3,497                   1                    1                 --
Receivables:
  Dividends and Interest...........................            4,459                 782                3,342                900
  Investment Securities Sold.......................               90               2,902                   --                756
  Fund Shares Sold.................................              405                  58                1,190                 11
Futures Margin Variation...........................              118                 123                   --                 --
Prepaid Expenses and Other Assets..................               19                   4                    7                 21
                                                          ----------         -----------         ------------        -----------
  Total Assets.....................................        3,181,789              99,313            1,954,271            936,324
                                                          ----------         -----------         ------------        -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned..................          135,584                  --              141,081             47,395
  Investment Securities Purchased..................               --                  --                1,126                482
  Fund Shares Redeemed.............................               --                  --                   33                 --
Unrealized Loss on Swap Contract...................               --                 724                   --                 --
Unrealized Loss on Forward Currency Contracts......               --                  21                   --                 --
Accrued Expenses and Other Liabilities.............              219                 132                  267                115
                                                          ----------         -----------         ------------        -----------
    Total Liabilities..............................          135,803                 877              142,507             47,992
                                                          ----------         -----------         ------------        -----------
NET ASSETS.........................................       $3,045,986         $    98,436         $  1,811,764        $   888,332
                                                          ==========         ===========         ============        ===========
SHARES OUTSTANDING $.01 PAR VALUE..................              N/A          12,461,159          115,729,069         82,764,228
                                                          ==========         ===========         ============        ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE............................................              N/A         $      7.90         $      15.66        $     10.73
                                                          ==========         ===========         ============        ===========
Investments at Cost................................       $2,809,742         $    95,254         $  1,622,629        $   782,982
                                                          ==========         ===========         ============        ===========

                                                          THE U.S.                                                     THE DFA
                                                          SMALL CAP           THE U.S.            THE U.S.          INTERNATIONAL
                                                            VALUE             SMALL CAP           MICRO CAP             VALUE
                                                           SERIES              SERIES              SERIES              SERIES
                                                        -------------       -------------       -------------       -------------
ASSETS:
Investments at Value.............................       $  3,525,523        $  1,206,912        $  1,855,359        $  1,308,051
Collateral for Securities Loaned.................            126,698              83,031              70,839             169,590
Cash.............................................                  1                  --                 314                  16
Receivables:
  Dividends, Interest and Tax Reclaims...........              2,065                 612                 545               5,663
  Investment Securities Sold.....................              4,372               1,460               1,141                 428
  Fund Shares Sold...............................              2,228                  81                 346                 611
Prepaid Expenses and Other Assets................                106                   4                 103                   5
                                                        ------------        ------------        ------------        ------------
    Total Assets.................................          3,660,993           1,292,100           1,928,647           1,484,364
                                                        ------------        ------------        ------------        ------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned................            126,698              83,031              70,839             169,590
  Investment Securities Purchased................              2,434                  36                 663               4,681
  Fund Shares Redeemed...........................              4,075               1,494                  --                 730
Accrued Expenses and Other Liabilities...........                910                 102                 321                 396
                                                        ------------        ------------        ------------        ------------
    Total Liabilities............................            134,117              84,663              71,823             175,397
                                                        ------------        ------------        ------------        ------------
NET ASSETS.......................................       $  3,526,876        $  1,207,437        $  1,856,824        $  1,308,967
                                                        ============        ============        ============        ============
SHARES OUTSTANDING $.01 PAR VALUE................        194,842,545         102,692,883         221,255,827         114,897,175
                                                        ============        ============        ============        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE......................................       $      18.10        $      11.76        $       8.39        $      11.39
                                                        ============        ============        ============        ============
Investments at Cost..............................       $  3,057,237        $  1,167,496        $  1,619,475        $  1,246,406
                                                        ============        ============        ============        ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

                                                THE JAPANESE        THE PACIFIC RIM          THE UNITED          THE CONTINENTAL
                                                   SMALL                 SMALL              KINGDOM SMALL             SMALL
                                                  COMPANY               COMPANY                COMPANY               COMPANY
                                                   SERIES                SERIES                SERIES                 SERIES
                                               --------------       ----------------       ---------------       ----------------
ASSETS:
Investments at Value....................          $241,634            $   146,584            $  111,107              $278,385
Collateral for Securities Loaned........            37,779                  8,483                   136                25,562
Cash....................................                15                     15                    16                    16
Receivables:
  Dividends, Interest and Tax
    Reclaims............................             1,527                    470                   455                 1,803
  Investment Securities Sold............                --                      4                    --                    93
  Fund Shares Sold......................                                       --                    --                   800
Prepaid Expenses and Other Assets.......                 1                      1                    --                     1
                                                  --------            -----------            ----------              --------
    Total Assets........................           280,956                155,557               111,714               306,660
                                                  --------            -----------            ----------              --------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.......            37,779                  8,483                   136                25,562
  Investment Securities Purchased.......                --                    430                   378                 4,707
  Fund Shares Redeemed..................                21                     --                    --                    --
Accrued Expenses and Other
  Liabilities...........................                61                     67                    34                    90
                                                  --------            -----------            ----------              --------
    Total Liabilities...................            37,861                  8,980                   548                30,359
                                                  --------            -----------            ----------              --------
NET ASSETS..............................          $243,095            $   146,577            $  111,166              $276,301
                                                  ========            ===========            ==========              ========
SHARES OUTSTANDING $0.01 PAR VALUE......               N/A                    N/A                   N/A                   N/A
                                                  ========            ===========            ==========              ========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.......................               N/A                    N/A                   N/A                   N/A
                                                  ========            ===========            ==========              ========
Investments at Cost.....................          $436,542            $   201,253            $   94,219              $243,847
                                                  ========            ===========            ==========              ========

                                                                         THE EMERGING           THE DFA              THE DFA
                                                    THE EMERGING           MARKETS             ONE-YEAR          TWO-YEAR GLOBAL
                                                      MARKETS             SMALL CAP          FIXED INCOME          FIXED INCOME
                                                       SERIES               SERIES              SERIES                SERIES
                                                   --------------       --------------       -------------       ----------------
ASSETS:
Investments at Value........................        $   366,328            $49,084            $   886,855          $   663,267
Cash........................................                 16                 16                      1                   15
Receivables:
  Dividends, Interest and Tax Reclaims......                879                244                  4,775                9,220
  Investment Securities Sold................                  2                191                     --               18,562
  Fund Shares Sold..........................                  2                 79                     --                   70
Prepaid Expenses and Other Assets...........                  1                 --                      2                    3
                                                    -----------            -------            -----------          -----------
    Total Assets............................            367,228             49,614                891,633              691,137
                                                    -----------            -------            -----------          -----------
LIABILITIES:
Payables:
  Investment Securities Purchased...........                383                265                     --                   --
  Fund Shares Redeemed......................                 72                 --                  4,431                   --
Accrued Expenses and Other Liabilities......                113                157                    141                  685
Unrealized Loss on Forward Currency
  Contracts.................................                 --                 --                     --                1,136
                                                    -----------            -------            -----------          -----------
    Total Liabilities.......................                568                422                  4,572                1,821
                                                    -----------            -------            -----------          -----------
NET ASSETS..................................        $   366,660            $49,192            $   887,061          $   689,316
                                                    ===========            =======            ===========          ===========
SHARES OUTSTANDING $.01 PAR VALUE...........                N/A                N/A             87,740,070           68,179,445
                                                    ===========            =======            ===========          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE...........................                N/A                N/A            $     10.11          $     10.11
                                                    ===========            =======            ===========          ===========
Investments at Cost.........................        $   382,428            $57,430            $   884,463          $   658,394
                                                    ===========            =======            ===========          ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                      THE U.S.     THE ENHANCED  THE U.S.      THE U.S.
                                                        LARGE       U.S. LARGE   LARGE CAP     SMALL XM
                                                       COMPANY       COMPANY       VALUE        VALUE
                                                       SERIES         SERIES      SERIES        SERIES
                                                    -------------  ------------  ---------  --------------
INVESTMENT INCOME
  Dividends.......................................    $  20,235            --    $ 12,571      $  4,282
  Interest........................................          377      $  1,380         191           146
  Income from Securities Lending..................           81            --         111           104
                                                      ---------      --------    --------      --------
      Total Investment Income.....................       20,693         1,380      12,873         4,532
                                                      ---------      --------    --------      --------
EXPENSES
  Investment Advisory Services....................          365            24         844           440
  Accounting & Transfer Agent Fees................          218            48         296            70
  Custodian Fees..................................           60            11          80            42
  Legal Fees......................................           14             1           7             4
  Audit Fees......................................           20             1          12             6
  Shareholders' Reports...........................           28             1           4             5
  Trustees' Fees and Expenses.....................           13             1           4             4
  Other...........................................           55             2          15             9
                                                      ---------      --------    --------      --------
      Total Expenses..............................          773            89       1,262           580
                                                      ---------      --------    --------      --------
  NET INVESTMENT INCOME (LOSS)....................       19,920         1,291      11,611         3,952
                                                      ---------      --------    --------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      (20,745)          556      23,524        50,219
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................           --          (115)         --            --
  Net Realized Gain (Loss) on Futures.............       (5,417)        6,317          --            --
  Net Realized Gain (Loss) on Swap Contracts......           --           118          --            --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....     (173,028)         (490)    104,553       101,933
    Futures.......................................          221       (11,857)         --            --
    Swap Contracts................................           --        (1,689)         --            --
  Translation of Foreign Currency Denominated
    Amounts.......................................           --            35          --            --
                                                      ---------      --------    --------      --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................     (198,969)       (7,125)    128,077       152,152
                                                      ---------      --------    --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................    $(179,049)     $ (5,834)   $139,688      $156,104
                                                      =========      ========    ========      ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                       THE U.S.                               THE DFA
                                                      SMALL CAP     THE U.S.   THE U.S.    INTERNATIONAL
                                                        VALUE       SMALL CAP  MICRO CAP       VALUE
                                                        SERIES       SERIES     SERIES        SERIES
                                                    --------------  ---------  ---------  ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0,
    $0, $0 and $1,800, respectively)..............     $ 13,700      $ 4,029   $  5,307      $ 16,423
  Interest........................................          513          175        226           257
  Income from Securities Lending..................          615          295        565           748
                                                       --------      -------   --------      --------
      Total Investment Income.....................       14,828        4,499      6,098        17,428
                                                       --------      -------   --------      --------
EXPENSES
  Investment Advisory Services....................        3,351          170        877         1,192
  Accounting & Transfer Agent Fees................          588          199        308           362
  Custodian Fees..................................          159           54         83           164
  Legal Fees......................................           13            5          8             6
  Audit Fees......................................           20            6         11             9
  Shareholders' Reports...........................           27            5         10            14
  Trustees' Fees and Expenses.....................           15            4          7             6
  Other...........................................           17            5         12            37
                                                       --------      -------   --------      --------
      Total Expenses..............................        4,190          448      1,316         1,790
                                                       --------      -------   --------      --------
  NET INVESTMENT INCOME (LOSS)....................       10,638        4,051      4,782        15,638
                                                       --------      -------   --------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      138,165       (3,621)    13,240        19,122
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................           --           --         --           (88)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................      470,400       72,652    204,499       110,932
  Translation of Foreign Currency Denominated
    Amounts.......................................           --           --         --           223
                                                       --------      -------   --------      --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................      608,565       69,031    217,739       130,189
                                                       --------      -------   --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................     $619,203      $73,082   $222,521      $145,827
                                                       ========      =======   ========      ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                    THE JAPANESE   THE PACIFIC RIM   THE UNITED    THE CONTINENTAL
                                                        SMALL           SMALL       KINGDOM SMALL       SMALL
                                                       COMPANY         COMPANY         COMPANY         COMPANY
                                                       SERIES          SERIES          SERIES          SERIES
                                                    -------------  ---------------  -------------  ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $276, $70, $173, and $552, respectively)......     $ 1,566         $ 2,472          $ 1,653        $ 3,559
  Interest........................................          57              17               13             65
  Income from Securities Lending..................         264              59                2            209
                                                       -------         -------          -------        -------
      Total Investment Income.....................       1,887           2,548            1,668          3,833
                                                       -------         -------          -------        -------
EXPENSES
  Investment Advisory Services....................         100              69               51            114
  Accounting & Transfer Agent Fees................         123              85               63            141
  Custodian Fees..................................          45              38               11            105
  Legal Fees......................................           1               1                1              1
  Audit Fees......................................           1               1                1              2
  Shareholders' Reports...........................           1               1                1              1
  Trustees' Fees and Expenses.....................           1               1                1              1
  Other...........................................           4               4                2              6
                                                       -------         -------          -------        -------
      Total Expenses..............................         276             200              131            371
                                                       -------         -------          -------        -------
  NET INVESTMENT INCOME (LOSS)....................       1,611           2,348            1,537          3,462
                                                       -------         -------          -------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURUITES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      (1,842)            303              229          1,105
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................         (20)             (2)               8             43
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................      24,617          21,650           11,287         31,566
  Translation of Foreign Currency Denominated
    Amounts.......................................         133              --                8             57
                                                       -------         -------          -------        -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................      22,888          21,951           11,532         32,771
                                                       -------         -------          -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................     $24,499         $24,299          $13,069        $36,233
                                                       =======         =======          =======        =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

                                                                                                    THE DFA
                                                                    THE EMERGING    THE DFA        TWO-YEAR
                                                     THE EMERGING     MARKETS       ONE-YEAR        GLOBAL
                                                       MARKETS       SMALL CAP    FIXED INCOME   FIXED INCOME
                                                        SERIES         SERIES        SERIES         SERIES
                                                    --------------  ------------  ------------  ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $552, $89, $0 and $0, respectively)...........     $  3,823        $   775           --              --
  Interest........................................           88             15      $11,807        $ 11,467
                                                       --------        -------      -------        --------
      Total Investment Income.....................        3,911            790       11,807          11,467
                                                       --------        -------      -------        --------
EXPENSES
  Investment Advisory Services....................          175             44          201             160
  Accounting & Transfer Agent Fees................          199             27          103             253
  Custodian Fees..................................          152             30           35              20
  Legal Fees......................................            2             --            3               2
  Audit Fees......................................            2             --            5               3
  Shareholders' Reports...........................            3             --            5               4
  Trustees' Fees and Expenses.....................            1             --            4               3
  Other...........................................           10              2            4               2
                                                       --------        -------      -------        --------
      Total Expenses..............................          544            103          360             447
                                                       --------        -------      -------        --------
  NET INVESTMENT INCOME (LOSS)....................        3,367            687       11,447          11,020
                                                       --------        -------      -------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................       (9,459)           519        6,516           5,351
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................          (32)           (26)          --          (2,676)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities and Foreign
    Currency......................................       52,706          7,949       (5,787)         (2,316)
  Translation of Foreign Currency Denominated
    Amounts.......................................            2           (127)          --            (705)
                                                       --------        -------      -------        --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................       43,217          8,315          729            (346)
                                                       --------        -------      -------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................     $ 46,584        $ 9,002      $12,176        $ 10,674
                                                       ========        =======      =======        ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                         THE U.S.            THE ENHANCED U.S.           THE U.S.                 THE U.S.
                                       LARGE COMPANY           LARGE COMPANY          LARGE CAP VALUE          SMALL XM VALUE
                                          SERIES                  SERIES                  SERIES                   SERIES
                                  -----------------------  ---------------------  -----------------------  ----------------------
                                  SIX MONTHS      YEAR     SIX MONTHS     YEAR    SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                     ENDED       ENDED        ENDED      ENDED       ENDED       ENDED        ENDED       ENDED
                                    MAY 31,     NOV. 30,     MAY 31,    NOV. 30,    MAY 31,     NOV. 30,     MAY 31,    NOV. 30,
                                     2002         2001        2002        2001       2002         2001        2002        2001
                                  -----------  ----------  -----------  --------  -----------  ----------  -----------  ---------
                                  (UNAUDITED)              (UNAUDITED)            (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)......................  $   19,920   $   37,501   $  1,291    $  3,742  $   11,611   $   28,673   $   3,952   $  11,366
  Net Realized Gain (Loss) on
    Investment Securities
    Sold........................     (20,745)     (81,255)       556         356      23,524      (11,185)     50,219      99,371
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions................          --           --       (115)     (3,640)         --           --          --          --
  Net Realized Gain (Loss) on
    Futures.....................      (5,417)     (14,349)     6,317     (30,647)         --           --          --          --
  Net Realized Gain (Loss) on
    Swap Contracts..............          --           --        118      (5,460)         --           --          --          --
Change in Unrealized
  Appreciation (Depreciation)
  of:
  Investment Securities and
    Foreign Currency............    (173,028)    (344,426)      (490)      4,847     104,553      165,772     101,933      73,180
  Futures.......................         221          915    (11,857)     17,037          --           --          --          --
  Swap Contracts................          --           --     (1,689)      3,224          --           --          --          --
Translation of Foreign Currency
  Denominated Amounts...........          --           --         35         (61)         --           --          --          --
                                  ----------   ----------   --------    --------  ----------   ----------   ---------   ---------
Net Increase (Decrease) in Net
  Assets Resulting from
  Operations....................    (179,049)    (401,614)    (5,834)    (10,602)    139,688      183,260     156,104     183,917
                                  ----------   ----------   --------    --------  ----------   ----------   ---------   ---------
Distributions From:
  Net Investment Income.........          --           --       (625)       (483)     (6,287)     (30,420)     (1,963)    (11,269)
  Net Realized Gains............          --           --         --          --          --     (167,503)    (99,368)    (56,010)
  Return of Capital.............          --           --         --      (3,072)         --           --          --          --
                                  ----------   ----------   --------    --------  ----------   ----------   ---------   ---------
    Total Distributions.........          --           --       (625)     (3,555)     (6,287)    (197,923)   (101,331)    (67,279)
                                  ----------   ----------   --------    --------  ----------   ----------   ---------   ---------
Capital Share Transactions (1):
  Shares Issued.................          --           --     34,549      24,789     197,934      186,202      21,961      47,217
  Shares Issued in Lieu of Cash
    Distributions...............          --           --        616       3,538       5,045      191,512     101,331      67,279
  Shares Redeemed...............          --           --    (21,071)    (13,296)   (161,699)    (461,311)    (82,923)   (239,312)
                                  ----------   ----------   --------    --------  ----------   ----------   ---------   ---------
Net Increase (Decrease) from
  Capital Share Transactions....          --           --     14,094      15,031      41,280      (83,597)     40,369    (124,816)
                                  ----------   ----------   --------    --------  ----------   ----------   ---------   ---------
Transactions in Interest
  Contributions.................     653,305      552,671         --          --          --           --          --          --
  Withdrawals...................    (259,920)    (458,219)        --          --          --           --          --          --
                                  ----------   ----------   --------    --------  ----------   ----------   ---------   ---------
  Net Increase (Decrease) from
    Transactions in Interest....     393,385       94,452         --          --          --           --          --          --
                                  ----------   ----------   --------    --------  ----------   ----------   ---------   ---------
    Total Increase (Decrease)...     214,336     (307,162)     7,635         874     174,681      (98,260)     95,142      (8,178)
NET ASSETS
  Beginning of Period...........   2,831,650    3,138,812     90,801      89,927   1,637,083    1,735,343     793,190     801,368
                                  ----------   ----------   --------    --------  ----------   ----------   ---------   ---------
  End of Period.................  $3,045,986   $2,831,650   $ 98,436    $ 90,801  $1,811,764   $1,637,083   $ 888,332   $ 793,190
                                  ==========   ==========   ========    ========  ==========   ==========   =========   =========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued................         N/A          N/A      4,140       2,810      13,101       12,674       2,111       4,830
   Shares Issued in Lieu of Cash
     Distributions..............                                  72         389         334       13,967      10,896       7,634
   Shares Redeemed..............                              (2,547)     (1,464)    (11,096)     (31,216)     (7,915)    (24,334)
                                                            --------    --------  ----------   ----------   ---------   ---------
                                                               1,665       1,735       2,339       (4,575)      5,092     (11,870)
                                                            ========    ========  ==========   ==========   =========   =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                       THE U.S.                 THE U.S.                THE U.S.                  THE DFA
                                    SMALL CAP VALUE            SMALL CAP                MICRO CAP           INTERNATIONAL VALUE
                                        SERIES                   SERIES                  SERIES                   SERIES
                                -----------------------  ----------------------  -----------------------  -----------------------
                                SIX MONTHS      YEAR     SIX MONTHS     YEAR     SIX MONTHS      YEAR     SIX MONTHS      YEAR
                                   ENDED       ENDED        ENDED       ENDED       ENDED       ENDED        ENDED       ENDED
                                  MAY 31,     NOV. 30,     MAY 31,    NOV. 30,     MAY 31,     NOV. 30,     MAY 31,     NOV. 30,
                                   2002         2001        2002        2001        2002         2001        2002         2001
                                -----------  ----------  -----------  ---------  -----------  ----------  -----------  ----------
                                (UNAUDITED)              (UNAUDITED)             (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)....................  $   10,638   $   26,314  $    4,051   $   8,317  $    4,782   $   13,481  $   15,638   $   32,544
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................     138,165      287,330      (3,621)     12,940      13,240       24,203      19,122        4,644
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............          --           --          --          --          --           --         (88)        (237)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
    Foreign Currency..........     470,400      305,028      72,652      73,456     204,499      201,649     110,932     (187,094)
  Translation of Foreign
    Currency
    Denominated Amounts.......          --           --          --          --          --           --         223          169
                                ----------   ----------  ----------   ---------  ----------   ----------  ----------   ----------
Net Increase (Decrease) in Net
  Assets Resulting from
  Operations..................     619,203      618,672      73,082      94,713     222,521      239,333     145,827     (149,974)
                                ----------   ----------  ----------   ---------  ----------   ----------  ----------   ----------
Distributions From:
  Net Investment Income.......      (4,298)     (25,994)     (1,444)     (8,455)     (2,738)     (12,681)     (2,833)     (33,105)
  Net Realized Gains..........    (287,450)    (503,344)    (12,630)   (119,590)    (26,752)    (298,103)     (2,946)     (53,326)
                                ----------   ----------  ----------   ---------  ----------   ----------  ----------   ----------
    Total Distributions.......    (291,748)    (529,338)    (14,074)   (128,045)    (29,490)    (310,784)     (5,779)     (86,431)
                                ----------   ----------  ----------   ---------  ----------   ----------  ----------   ----------
Capital Share Transactions
  (1):
  Shares Issued...............     234,965      308,952     255,533     248,398     138,633      135,196     143,771      176,620
  Shares Issued in Lieu of
    Cash Distributions........     287,592      526,312      13,610     127,076      26,627      304,227       5,779       86,431
  Shares Redeemed.............    (362,980)    (595,795)   (111,796)   (119,211)   (107,581)    (205,584)   (188,731)    (372,027)
                                ----------   ----------  ----------   ---------  ----------   ----------  ----------   ----------
  Net Increase (Decrease) from
    Capital Share
    Transactions..............     159,577      239,469     157,347     256,263      57,679      233,839     (39,181)    (108,976)
                                ----------   ----------  ----------   ---------  ----------   ----------  ----------   ----------
    Total Increase
      (Decrease)..............     487,032      328,803     216,355     222,931     250,710      162,388     100,867     (345,381)
NET ASSETS
  Beginning of Period.........   3,039,844    2,711,041     991,082     768,151   1,606,114    1,443,726   1,208,100    1,553,481
                                ----------   ----------  ----------   ---------  ----------   ----------  ----------   ----------
  End of Period...............  $3,526,876   $3,039,844  $1,207,437   $ 991,082  $1,856,824   $1,606,114  $1,308,967   $1,208,100
                                ==========   ==========  ==========   =========  ==========   ==========  ==========   ==========
(1) SHARES ISSUED AND
  REDEEMED:
  Shares Issued...............      13,662       19,155      21,592      22,411      17,209       19,088      13,738       15,819
  Shares Issued in Lieu of
    Cash Distributions........      18,459       37,782       1,198      12,464       3,508       46,953         578        7,470
  Shares Redeemed.............     (21,033)     (37,825)     (9,581)    (11,227)    (13,736)     (28,105)    (18,465)     (32,904)
                                ----------   ----------  ----------   ---------  ----------   ----------  ----------   ----------
                                    11,088       19,112      13,209      23,648       6,981       37,936      (4,149)      (9,615)
                                ==========   ==========  ==========   =========  ==========   ==========  ==========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                        THE JAPANESE           THE PACIFIC RIM       THE UNITED KINGDOM        THE CONTINENTAL
                                        SMALL COMPANY           SMALL COMPANY           SMALL COMPANY           SMALL COMPANY
                                           SERIES                  SERIES                  SERIES                  SERIES
                                   -----------------------  ---------------------  -----------------------  ---------------------
                                   SIX MONTHS      YEAR     SIX MONTHS     YEAR    SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                      ENDED       ENDED        ENDED      ENDED       ENDED       ENDED        ENDED      ENDED
                                     MAY 31,     NOV. 30,     MAY 31,    NOV. 30,    MAY 31,     NOV. 30,     MAY 31,    NOV. 30,
                                      2002         2001        2002        2001       2002         2001        2002        2001
                                   -----------  ----------  -----------  --------  -----------  ----------  -----------  --------
                                   (UNAUDITED)              (UNAUDITED)            (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...   $   1,611   $   2,899    $  2,348    $  4,828   $   1,537   $   2,961    $  3,462    $  6,034
  Net Realized Gain (Loss) on
    Investment Securities Sold...      (1,842)     (3,015)        303      (1,025)        229      (3,180)      1,105       1,115
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions.................         (20)        (95)         (2)        (40)          8          --          43        (119)
  Change in Unrealized
    Appreciation (Depreciation)
    of Investment Securities and
    Foreign Currency.............      24,617     (28,336)     21,650        (102)     11,287      (4,191)     31,566     (18,461)
  Translation of Foreign Currency
    Denominated Amounts..........         133         (23)         --          (3)          8           1          57         114
                                    ---------   ---------    --------    --------   ---------   ---------    --------    --------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations...................      24,499     (28,570)     24,299       3,658      13,069      (4,409)     36,233     (11,317)
                                    ---------   ---------    --------    --------   ---------   ---------    --------    --------
Transactions in Interest
  Contributions..................      32,441      46,524       2,927      15,731       5,897       7,668      38,114      20,115
  Withdrawals....................     (10,032)    (17,885)    (11,203)    (20,723)     (4,541)    (16,324)     (8,383)    (25,185)
                                    ---------   ---------    --------    --------   ---------   ---------    --------    --------
  Net Increase (Decrease) from
    Transactions in Interest.....      22,409      28,639      (8,276)     (4,992)      1,356      (8,656)     29,731      (5,070)
                                    ---------   ---------    --------    --------   ---------   ---------    --------    --------
    Total Increase (Decrease)....      46,908          69      16,023      (1,334)     14,425     (13,065)     65,964     (16,387)
NET ASSETS
  Beginning of Period............     196,187     196,118     130,554     131,888      96,741     109,806     210,337     226,724
                                    ---------   ---------    --------    --------   ---------   ---------    --------    --------
  End of Period..................   $ 243,095   $ 196,187    $146,577    $130,554   $ 111,166   $  96,741    $276,301    $210,337
                                    =========   =========    ========    ========   =========   =========    ========    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                       THE EMERGING            THE EMERGING          THE DFA ONE-YEAR         THE DFA TWO-YEAR
                                          MARKETS            MARKETS SMALL CAP         FIXED INCOME         GLOBAL FIXED INCOME
                                          SERIES                  SERIES                  SERIES                   SERIES
                                  -----------------------  ---------------------  -----------------------  ----------------------
                                  SIX MONTHS      YEAR     SIX MONTHS     YEAR    SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                     ENDED       ENDED        ENDED      ENDED       ENDED       ENDED        ENDED       ENDED
                                    MAY 31,     NOV. 30,     MAY 31,    NOV. 30,    MAY 31,     NOV. 30,     MAY 31,    NOV. 30,
                                     2002         2001        2002        2001       2002         2001        2002        2001
                                  -----------  ----------  -----------  --------  -----------  ----------  -----------  ---------
                                  (UNAUDITED)              (UNAUDITED)            (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)......................   $   3,367   $   5,985      $   687   $   696    $  11,447   $  36,456    $ 11,020    $  24,000
  Net Realized Gain (Loss) on
    Investment Securities
    Sold........................      (9,459)    (18,827)         519    (1,523)       6,516         618       5,351        2,529
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions................         (32)       (548)         (26)     (128)          --          --      (2,676)     (16,874)
  Change in Unrealized
    Appreciation (Depreciation)
    of Investment Securities and
    Foreign Currency............      52,706     (14,797)       7,949    (2,193)      (5,787)      8,914      (2,316)      25,912
  Translation of Foreign
    Currency Denominated
    Amounts.....................           2          47         (127)       --           --          --        (705)        (142)
                                   ---------   ---------      -------   -------    ---------   ---------    --------    ---------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations..................      46,584     (28,140)       9,002    (3,148)      12,176      45,988      10,674       35,425
                                   ---------   ---------      -------   -------    ---------   ---------    --------    ---------
Distributions From:
  Net Investment Income.........          --          --           --        --      (11,509)    (38,778)     (5,441)      (7,709)
  Net Realized Gains............          --          --           --        --           --          --          --           --
  Return of Capital.............          --          --           --        --           --          --          --       (9,058)
                                   ---------   ---------      -------   -------    ---------   ---------    --------    ---------
    Total Distributions.........          --          --           --        --      (11,509)    (38,778)     (5,441)     (16,767)
                                   ---------   ---------      -------   -------    ---------   ---------    --------    ---------
Capital Share Transactions (1):
  Shares Issued.................          --          --           --        --      182,206     143,111     106,856      152,582
  Shares Issued in Lieu of Cash
    Distributions...............          --          --           --        --       10,628      35,863       5,441       16,708
  Shares Redeemed...............          --          --           --        --      (46,097)   (288,033)    (24,423)    (110,257)
                                   ---------   ---------      -------   -------    ---------   ---------    --------    ---------
  Net Increase (Decrease) from
    Capital Share
    Transactions................          --          --           --        --      146,737    (109,059)     87,874       59,033
                                   ---------   ---------      -------   -------    ---------   ---------    --------    ---------
Transactions in Interest
  Contributions.................      30,379      69,137        6,244    10,158           --          --          --           --
  Withdrawals...................     (18,023)    (30,003)        (741)   (4,895)          --          --          --           --
                                   ---------   ---------      -------   -------    ---------   ---------    --------    ---------
  Net Increase (Decrease) from
    Transactions in Interest....      12,356      39,134        5,503     5,263           --          --          --           --
                                   ---------   ---------      -------   -------    ---------   ---------    --------    ---------
    Total Increase (Decrease)...      58,940      10,994       14,505     2,115      147,404    (101,849)     93,107       77,691
NET ASSETS
  Beginning of Period...........     307,720     296,726       34,687    32,572      739,657     841,506     596,209      518,518
                                   ---------   ---------      -------   -------    ---------   ---------    --------    ---------
  End of Period.................   $ 366,660   $ 307,720      $49,192   $34,687    $ 887,061   $ 739,657    $689,316    $ 596,209
                                   =========   =========      =======   =======    =========   =========    ========    =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................         N/A         N/A          N/A       N/A       18,073      14,264      10,630       15,554
  Shares Issued in Lieu of Cash
    Distributions...............                                                       1,043       3,592         546        1,716
  Shares Redeemed...............                                                      (4,563)    (28,766)     (2,437)     (11,287)
                                                                                   ---------   ---------    --------    ---------
                                                                                      14,553     (10,910)      8,739        5,983
                                                                                   =========   =========    ========    =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      THE U.S. LARGE COMPANY SERIES
                                  ----------------------------------------------------------------------
                                  SIX MONTHS      YEAR        YEAR        YEAR        YEAR       YEAR
                                     ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                    MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,
                                     2002         2001        2000        1999        1998       1997
--------------------------------------------------------------------------------------------------------
                                  (UNAUDITED)
Net Asset Value, Beginning of
  Period........................        N/A+         N/A+        N/A+        N/A+        N/A+      N/A+
                                  ----------   ----------  ----------  ----------  ----------  --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)......................          --           --          --          --          --        --
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized).................          --           --          --          --          --        --
                                  ----------   ----------  ----------  ----------  ----------  --------
    Total From Investment
      Operations................          --           --          --          --          --        --
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.........          --           --          --          --          --        --
  Net Realized Gains............          --           --          --          --          --        --
  Return of Capital.............          --           --          --          --          --        --
                                  ----------   ----------  ----------  ----------  ----------  --------
    Total Distributions.........          --           --          --          --          --        --
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period........................        N/A+         N/A+        N/A+        N/A+        N/A+      N/A+
========================================================================================================
Total Return....................       (5.73)%#     (12.30)%      (4.25)%      20.86%      23.62%    28.37%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)...................  $3,045,986   $2,831,650  $3,138,812  $2,775,062  $1,557,174  $822,493
Ratio of Expenses to Average Net
  Assets........................        0.05%*       0.05%       0.06%       0.06%       0.06%     0.07%
Ratio of Net Investment Income
  to Average Net Assets.........        1.37%*       1.26%       1.12%       1.27%       1.47%     1.75%
Portfolio Turnover Rate.........           4%*          8%          8%          4%          9%        4%
--------------------------------------------------------------------------------------------------------

                                                     THE ENHANCED U.S. LARGE COMPANY SERIES
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                     ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                    MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                     2002          2001         2000         1999         1998         1997
--------------------------------  ----------------------------------------------------------------------------
                                  (UNAUDITED)
Net Asset Value, Beginning of
  Period........................    $  8.41       $  9.92      $ 13.03     $  12.95      $ 12.56      $ 11.76
                                    -------       -------      -------     --------      -------      -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)......................       0.06          0.44         1.18         1.06         0.29         0.51
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized).................      (0.51)        (1.57)       (1.62)        1.34         2.13         2.25
                                    -------       -------      -------     --------      -------      -------
    Total From Investment
      Operations................      (0.45)        (1.13)       (0.44)        2.40         2.42         2.76
--------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.........      (0.06)        (0.06)       (1.30)       (1.02)       (0.45)       (0.54)
  Net Realized Gains............         --            --        (1.37)       (1.30)       (1.58)       (1.42)
  Return of Capital.............         --         (0.32)          --           --           --           --
                                    -------       -------      -------     --------      -------      -------
    Total Distributions.........      (0.06)        (0.38)       (2.67)       (2.32)       (2.03)       (1.96)
--------------------------------
Net Asset Value, End of
  Period........................    $  7.90       $  8.41      $  9.92     $  13.03      $ 12.95      $ 12.56
================================
Total Return....................      (5.46)%#     (11.66)%       4.64%       20.55%       24.00%       27.63%
--------------------------------
Net Assets, End of Period
  (thousands)...................    $98,436       $90,801      $89,927     $102,171      $61,522      $47,616
Ratio of Expenses to Average Net
  Assets........................       0.19%*        0.19%        0.19%        0.19%        0.21%        0.25%
Ratio of Net Investment Income
  to Average Net Assets.........       2.75%*        4.37%        5.26%        4.55%        4.42%        4.59%
Portfolio Turnover Rate.........        238%*         122%          71%          82%          87%         194%
--------------------------------

   *  Annualized
   #  Non-annualized
N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              THE U.S. LARGE CAP VALUE SERIES
                                          -----------------------------------------------------------------------
                                          SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                             ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                            MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                             2002         2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....
                                          $    14.44   $    14.71  $    17.79  $    18.79  $    18.09  $    15.52
                                          ----------   ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.10         0.25        0.33        0.34        0.31        0.32
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        1.18         1.25        0.04        0.46        1.71        3.38
                                          ----------   ----------  ----------  ----------  ----------  ----------
    Total From Investment Operations....        1.28         1.50        0.37        0.80        2.02        3.70
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.06)       (0.27)      (0.32)      (0.34)      (0.32)      (0.31)
  Net Realized Gains....................          --        (1.50)      (3.13)      (1.46)      (1.00)      (0.82)
                                          ----------   ----------  ----------  ----------  ----------  ----------
    Total Distributions.................       (0.06)       (1.77)      (3.45)      (1.80)      (1.32)      (1.13)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $    15.66   $    14.44  $    14.71  $    17.79  $    18.79  $    18.09
=================================================================================================================
Total Return............................        8.86%#      10.97%       3.06%       4.64%      11.93%      25.31%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $1,811,764   $1,637,083  $1,735,343  $1,788,082  $1,755,907  $1,489,996
Ratio of Expenses to Average Net
  Assets................................        0.15%*       0.15%       0.16%       0.16%       0.16%       0.18%
Ratio of Net Investment Income to
  Average Net Assets....................        1.38%*       1.66%       2.20%       1.80%       1.67%       1.96%
Portfolio Turnover Rate.................          14%*          6%         26%         43%         25%         18%
-----------------------------------------------------------------------------------------------------------------

                                                      THE U.S. SMALL XM VALUE SERIES
                                          -------------------------------------------------------
                                          SIX MONTHS     YEAR       YEAR       YEAR      FEB. 6
                                             ENDED       ENDED      ENDED      ENDED       TO
                                            MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                             2002        2001       2000       1999       1998
----------------------------------------  -------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....
                                           $  10.21    $   8.95   $   9.03   $   8.62   $  10.00
                                           --------    --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........       0.05        0.15       0.15       0.10       0.07
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       1.77        1.88       0.15       0.45      (1.39)
                                           --------    --------   --------   --------   --------
    Total From Investment Operations....       1.82        2.03       0.30       0.55      (1.32)
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.03)      (0.14)     (0.15)     (0.10)     (0.06)
  Net Realized Gains....................      (1.27)      (0.63)     (0.23)     (0.04)        --
                                           --------    --------   --------   --------   --------
    Total Distributions.................      (1.30)      (0.77)     (0.38)     (0.14)     (0.06)
----------------------------------------
Net Asset Value, End of Period..........   $  10.73    $  10.21   $   8.95   $   9.03   $   8.62
========================================
Total Return............................      19.67%#     24.10%      3.42%      6.39%    (13.26)%#
----------------------------------------
Net Assets, End of Period (thousands)...   $888,332    $793,190   $801,368   $360,336   $179,242
Ratio of Expenses to Average Net
  Assets................................       0.13%*      0.13%      0.13%      0.14%      0.17%*
Ratio of Net Investment Income to
  Average Net Assets....................       0.90%*      1.32%      2.03%      1.33%      1.95%*
Portfolio Turnover Rate.................         22%*         8%        26%        35%        10%*
----------------------------------------

       *  Annualized
       #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        THE U.S. SMALL CAP VALUE SERIES
                                  ---------------------------------------------------------------------------
                                  SIX MONTHS      YEAR        YEAR        YEAR          YEAR          YEAR
                                     ENDED       ENDED       ENDED       ENDED         ENDED         ENDED
                                    MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,      NOV. 30,      NOV. 30,
                                     2002         2001        2000        1999          1998          1997
-------------------------------------------------------------------------------------------------------------
                                  (UNAUDITED)
Net Asset Value, Beginning of
  Period........................  $    16.54   $    16.47  $    17.16  $    17.26    $    21.10    $    16.58
                                  ----------   ----------  ----------  ----------    ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)......................        0.06         0.15        0.16        0.14          0.14          0.15
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized).................        3.13         3.15        0.97        1.38         (1.92)         5.23
                                  ----------   ----------  ----------  ----------    ----------    ----------
    Total From Investment
      Operations................        3.19         3.30        1.13        1.52         (1.78)         5.38
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.........       (0.02)       (0.15)      (0.16)      (0.14)        (0.16)        (0.12)
  Net Realized Gains............       (1.61)       (3.08)      (1.66)      (1.48)        (1.90)        (0.74)
                                  ----------   ----------  ----------  ----------    ----------    ----------
    Total Distributions.........       (1.63)       (3.23)      (1.82)      (1.62)        (2.06)        (0.86)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period........................  $    18.10   $    16.54  $    16.47  $    17.16    $    17.26    $    21.10
=============================================================================================================
Total Return....................       20.87%#      23.86%       7.29%       9.78%        (9.05)%       33.93%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)...................  $3,526,876   $3,039,844  $2,711,041  $2,692,473    $2,435,734    $2,224,268
Ratio of Expenses to Average Net
  Assets........................        0.25%*       0.25%       0.25%       0.26%         0.26%         0.28%
Ratio of Net Investment Income
  to Average Net Assets.........        0.64%*       0.86%       0.92%       0.83%         0.78%         0.86%
Portfolio Turnover Rate.........          23%*         13%         32%         29%           23%           25%
-------------------------------------------------------------------------------------------------------------

                                                           THE U.S. SMALL CAP SERIES
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                     ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                    MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                     2002          2001         2000         1999         1998         1997
--------------------------------  ----------------------------------------------------------------------------
                                  (UNAUDITED)
Net Asset Value, Beginning of
  Period........................  $    11.08     $  11.67     $  12.24     $  11.46     $  13.82     $  12.56
                                  ----------     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)......................        0.04         0.10         0.11         0.10         0.10         0.11
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized).................        0.80         1.24         0.65         1.83        (1.28)        2.81
                                  ----------     --------     --------     --------     --------     --------
    Total From Investment
      Operations................        0.84         1.34         0.76         1.93        (1.18)        2.92
--------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.........       (0.02)       (0.10)       (0.11)       (0.11)       (0.10)       (0.10)
  Net Realized Gains............       (0.14)       (1.83)       (1.22)       (1.04)       (1.08)       (1.56)
                                  ----------     --------     --------     --------     --------     --------
    Total Distributions.........       (0.16)       (1.93)       (1.33)       (1.15)       (1.18)       (1.66)
--------------------------------
Net Asset Value, End of
  Period........................  $    11.76     $  11.08     $  11.67     $  12.24     $  11.46     $  13.82
================================
Total Return....................        7.60%#      13.08%        6.48%       18.62%       (8.98)%      26.47%
--------------------------------
Net Assets, End of Period
  (thousands)...................  $1,207,437     $991,082     $768,151     $586,086     $546,803     $432,833
Ratio of Expenses to Average Net
  Assets........................        0.08%*       0.08%        0.08%        0.09%        0.09%        0.11%
Ratio of Net Investment Income
  to Average Net Assets.........        0.72%*       0.94%        0.99%        0.89%        0.88%        0.96%
Portfolio Turnover Rate.........          13%*         13%          38%          29%          29%          30%
--------------------------------

       *  Annualized
       #  Non-Annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    THE U.S. MICRO CAP SERIES
                                  -------------------------------------------------------------
                                  SIX MONTHS      YEAR        YEAR        YEAR          YEAR
                                     ENDED       ENDED       ENDED       ENDED         ENDED
                                    MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,      NOV. 30,
                                     2002         2001        2000        1999          1998
-----------------------------------------------------------------------------------------------
                                  (UNAUDITED)
Net Asset Value, Beginning of
  Period........................  $     7.50   $     8.19  $     9.55  $     8.86    $    10.00
                                  ----------   ----------  ----------  ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)......................        0.02         0.07        0.07        0.07          0.06
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized).................        1.01         1.07        0.46        1.52         (1.14)
                                  ----------   ----------  ----------  ----------    ----------
    Total From Investment
      Operations................        1.03         1.14        0.53        1.59         (1.08)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.........       (0.01)       (0.06)      (0.07)      (0.07)        (0.06)
  Net Realized Gains............       (0.13)       (1.77)      (1.82)      (0.83)           --
                                  ----------   ----------  ----------  ----------    ----------
    Total Distributions.........       (0.14)       (1.83)      (1.89)      (0.90)        (0.06)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period........................  $     8.39   $     7.50  $     8.19  $     9.55    $     8.86
===============================================================================================
Total Return....................       13.93%#      17.66%       5.82%      20.06%       (10.81)%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)...................  $1,856,824   $1,616,114  $1,443,726  $1,323,023    $1,339,624
Ratio of Expenses to Average Net
  Assets........................        0.15%*       0.15%       0.15%       0.16%         0.16%
Ratio of Net Investment Income
  to Average Net Assets.........        0.55%*       0.88%       0.76%       0.76%         0.63%
Portfolio Turnover Rate.........          19%*         14%         37%         23%           26%
-----------------------------------------------------------------------------------------------

                                                         THE DFA INTERNATIONAL VALUE SERIES
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                     ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                    MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                     2002           2001          2000          1999          1998          1997
--------------------------------  ---------------------------------------------------------------------------------
                                  (UNAUDITED)
Net Asset Value, Beginning of
  Period........................  $    10.15     $    12.07    $    13.18    $    11.95    $    10.90    $    11.79
                                  ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)......................        0.14           0.27          0.27          0.28          0.22          0.24
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized).................        1.16          (1.49)        (0.31)         1.29          1.13         (0.67)
                                  ----------     ----------    ----------    ----------    ----------    ----------
    Total From Investment
      Operations................        1.30          (1.22)        (0.04)         1.57          1.35         (0.43)
--------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.........       (0.03)         (0.27)        (0.26)        (0.31)        (0.27)        (0.22)
  Net Realized Gains............       (0.03)         (0.43)        (0.81)        (0.03)        (0.03)        (0.24)
                                  ----------     ----------    ----------    ----------    ----------    ----------
    Total Distributions.........       (0.06)         (0.70)        (1.07)        (0.34)        (0.30)        (0.46)
--------------------------------
Net Asset Value, End of
  Period........................  $    11.39     $    10.15    $    12.07    $    13.18    $    11.95    $    10.90
================================
Total Return....................       12.79%#       (10.75)%       (0.51)%       13.27%        12.50%        (3.84)%
--------------------------------
Net Assets, End of Period
  (thousands)...................  $1,308,967     $1,208,100    $1,553,481    $1,660,377    $1,720,249    $1,582,086
Ratio of Expenses to Average Net
  Assets........................        0.30%*         0.29%         0.29%         0.29%         0.29%         0.32%
Ratio of Net Investment Income
  to Average Net Assets.........        2.63%*         2.32%         2.13%         2.17%         1.90%         2.09%
Portfolio Turnover Rate.........          10%*            6%            9%            6%           15%           23%
--------------------------------

          *  Annualized
          #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               THE JAPANESE SMALL COMPANY SERIES
                                          ---------------------------------------------------------------------------
                                          SIX MONTHS      YEAR        YEAR        YEAR          YEAR          YEAR
                                             ENDED       ENDED       ENDED       ENDED         ENDED         ENDED
                                            MAY 31,     NOV. 30,    NOV. 30,    NOV. 30,      NOV. 30,      NOV. 30,
                                             2002         2001        2000        1999          1998          1997
---------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....
                                                N/A+        N/A+        N/A+        N/A+          N/A+          N/A+
                                           ---------   ---------   ---------   ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........          --          --          --          --            --            --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........          --          --          --          --            --            --
                                           ---------   ---------   ---------   ---------     ---------     ---------
    Total From Investment Operations....          --          --          --          --            --            --
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................          --          --          --          --            --            --
  Net Realized Gains....................          --          --          --          --            --            --
                                           ---------   ---------   ---------   ---------     ---------     ---------
    Total Distributions.................          --          --          --          --            --            --
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........        N/A+        N/A+        N/A+        N/A+          N/A+          N/A+
=====================================================================================================================
Total Return............................        9.13%#    (13.51)%     (9.93)%     33.83%        (9.52)%      (51.64)%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...   $ 243,095   $ 196,187   $ 196,118   $ 202,676     $ 190,004     $ 175,342
Ratio of Expenses to Average Net
  Assets................................        0.28%*      0.28%       0.27%       0.28%         0.28%         0.29%
Ratio of Net Investment Income to
  Average Net Assets....................        1.61%*      1.41%       1.38%       1.10%         1.29%         0.93%
Portfolio Turnover Rate.................           2%*         9%          6%          6%            8%           13%
---------------------------------------------------------------------------------------------------------------------

                                                                THE PACIFIC RIM SMALL COMPANY SERIES
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR          YEAR          YEAR          YEAR          YEAR
                                             ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                            MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                             2002           2001          2000          1999          1998          1997
----------------------------------------  ---------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....
                                                N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
                                           ---------     ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........          --            --            --            --            --            --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........          --            --            --            --            --            --
                                           ---------     ---------     ---------     ---------     ---------     ---------
    Total From Investment Operations....          --            --            --            --            --            --
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................          --            --            --            --            --            --
  Net Realized Gains....................          --            --            --            --            --            --
                                           ---------     ---------     ---------     ---------     ---------     ---------
    Total Distributions.................          --            --            --            --            --            --
----------------------------------------
Net Asset Value, End of Period..........        N/A+          N/A+          N/A+          N/A+          N/A+          N/A+
========================================
Total Return............................       19.07%#        2.84%       (10.99)%       54.81%       (23.57)%      (37.76)%
----------------------------------------
Net Assets, End of Period (thousands)...   $ 146,577     $ 130,554     $ 131,888     $ 183,759     $ 139,881     $ 147,795
Ratio of Expenses to Average Net
  Assets................................        0.29%*        0.28%         0.29%         0.48%         0.38%         0.40%
Ratio of Net Investment Income to
  Average Net Assets....................        3.40%*        3.69%         4.10%         2.95%         4.01%         2.45%
Portfolio Turnover Rate.................          10%*          10%            7%           34%           26%           24%
----------------------------------------

   *  Annualized
   #  Non-annualized
N/A+  Not applicable as The Japanese Small Company Series and The
      Pacific Rim Small Company Series are organized as
      Partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   THE UNITED KINGDOM SMALL COMPANY SERIES
                      ------------------------------------------------------------------
                      SIX MONTHS     YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED       ENDED      ENDED      ENDED      ENDED      ENDED
                        MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                         2002        2001       2000       1999       1998       1997
----------------------------------------------------------------------------------------
                      (UNAUDITED)
Net Asset Value,
  Beginning of
  Period............       N/A+        N/A+       N/A+       N/A+       N/A+       N/A+
                       --------    --------   --------   --------   --------   --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income (Loss)...         --          --         --         --         --         --
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....         --          --         --         --         --         --
                       --------    --------   --------   --------   --------   --------
    Total From
      Investment
      Operations....         --          --         --         --         --         --
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........         --          --         --         --         --         --
  Net Realized
    Gains...........         --          --         --         --         --         --
                       --------    --------   --------   --------   --------   --------
    Total
    Distributions...         --          --         --         --         --         --
----------------------------------------------------------------------------------------
Net Asset Value, End
  of Period.........       N/A+        N/A+       N/A+       N/A+       N/A+       N/A+
========================================================================================
Total Return........      13.46%#     (4.89)%    (6.18)%    36.75%    (13.19)%     8.98%
----------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands).......   $111,166    $ 96,741   $109,806   $132,127   $127,485   $171,851
Ratio of Expenses to
  Average Net
  Assets............       0.26%*      0.27%      0.26%      0.26%      0.26%      0.25%
Ratio of Net
  Investment Income
  to Average Net
  Assets............       2.99%*      2.86%      3.06%      3.55%      3.66%      2.86%
Portfolio Turnover
  Rate..............          5%*        14%        11%         5%        11%         4%
----------------------------------------------------------------------------------------

                                     THE CONTINENTAL SMALL COMPANY SERIES
                      ------------------------------------------------------------------
                      SIX MONTHS     YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED       ENDED      ENDED      ENDED      ENDED      ENDED
                        MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                         2002        2001       2000       1999       1998       1997
--------------------  ------------------------------------------------------------------
                      (UNAUDITED)
Net Asset Value,
  Beginning of
  Period............       N/A+        N/A+       N/A+       N/A+       N/A+       N/A+
                       --------    --------   --------   --------   --------   --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income (Loss)...         --          --         --         --         --         --
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....         --          --         --         --         --         --
                       --------    --------   --------   --------   --------   --------
    Total From
      Investment
      Operations....         --          --         --         --         --         --
--------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........         --          --         --         --         --         --
  Net Realized
    Gains...........         --          --         --         --         --         --
                       --------    --------   --------   --------   --------   --------
    Total
    Distributions...         --          --         --         --         --         --
--------------------
Net Asset Value, End
  of Period.........       N/A+        N/A+       N/A+       N/A+       N/A+       N/A+
====================
Total Return........      16.51%#     (5.43)%     2.67%     (5.89)%    19.90%     13.49%
--------------------
Net Assets, End of
  Period
  (thousands).......   $276,301    $210,337   $226,724   $252,368   $304,402   $323,610
Ratio of Expenses to
  Average Net
  Assets............       0.32%*      0.30%      0.28%      0.27%      0.27%      0.29%
Ratio of Net
  Investment Income
  to Average Net
  Assets............       3.03%*      2.73%      2.36%      1.92%      1.76%      1.84%
Portfolio Turnover
  Rate..............         12%*        12%         9%        11%         1%         3%
--------------------

   *  Annualized
   #  Non-annualized
N/A+  Not applicable as The United Kingdom Small Company
      Series and The Continental Small Company Series are organized as Partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         THE EMERGING MARKETS SERIES
                      ------------------------------------------------------------------
                      SIX MONTHS     YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED       ENDED      ENDED      ENDED      ENDED      ENDED
                        MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                         2002        2001       2000       1999       1998       1997
----------------------------------------------------------------------------------------
                      (UNAUDITED)
Net Asset Value,
  Beginning of
  Period............       N/A+        N/A+       N/A+       N/A+       N/A+       N/A+
                       --------    --------   --------   --------   --------   --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income (Loss)...         --          --         --         --         --         --
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....         --          --         --         --         --         --
                       --------    --------   --------   --------   --------   --------
    Total From
      Investment
      Operations....         --          --         --         --         --         --
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........         --          --         --         --         --         --
  Net Realized
    Gains...........         --          --         --         --         --         --
                       --------    --------   --------   --------   --------   --------
    Total
    Distributions...         --          --         --         --         --         --
----------------------------------------------------------------------------------------
Net Asset Value, End
  of Period.........       N/A+        N/A+       N/A+       N/A+       N/A+       N/A+
========================================================================================
Total Return........      15.32%#     (8.54)%   (22.30)%    53.78%    (12.27)%   (16.96)%
----------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands).......   $366,660    $307,720   $296,726   $344,175   $231,632   $220,941
Ratio of Expenses to
  Average Net
  Assets............       0.31%*      0.46%      0.46%      0.46%      0.53%      0.54%
Ratio of Net
  Investment Income
  to Average Net
  Assets............       1.93%*      1.94%      1.33%      1.34%      1.66%      1.63%
Portfolio Turnover
  Rate..............          7%*         6%        12%        16%        10%         1%
----------------------------------------------------------------------------------------

                                    THE EMERGING MARKETS SMALL CAP SERIES
                      ------------------------------------------------------------------
                      SIX MONTHS     YEAR       YEAR       YEAR       YEAR      DEC. 2,
                         ENDED       ENDED      ENDED      ENDED      ENDED     1996 TO
                        MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                         2002        2001       2000       1999       1998       1997
--------------------  ------------------------------------------------------------------
                      (UNAUDITED)
Net Asset Value,
  Beginning of
  Period............       N/A+        N/A+       N/A+       N/A+       N/A+       N/A+
                       --------     -------    -------    -------    -------    -------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income (Loss)...         --          --         --         --         --         --
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....         --          --         --         --         --         --
                       --------     -------    -------    -------    -------    -------
    Total From
      Investment
      Operations....         --          --         --         --         --         --
--------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........         --          --         --         --         --         --
  Net Realized
    Gains...........         --          --         --         --         --         --
                       --------     -------    -------    -------    -------    -------
    Total
    Distributions...         --          --         --         --         --         --
--------------------
Net Asset Value, End
  of Period.........       N/A+        N/A+       N/A+       N/A+       N/A+       N/A+
====================
Total Return........      26.38%#     (9.55)%   (23.28)%    71.45%    (15.64)%   (20.54)%#
--------------------
Net Assets, End of
  Period
  (thousands).......   $ 49,192     $34,687    $32,572    $39,848    $21,399    $19,449
Ratio of Expenses to
  Average Net
  Assets............       0.47%*      0.63%      0.66%      0.68%      0.88%    0.90%*
Ratio of Net
  Investment Income
  to Average Net
  Assets............       3.15%*      2.17%      1.69%      1.82%      2.32%    1.90%*
Portfolio Turnover
  Rate..............         11%*        14%        20%        24%        13%       3%*
--------------------

   *  Annualized
   #  Non-annualized
N/A+  Not applicable as The Emerging Markets Series and The
      Emerging Markets Small Cap Series are organized as a partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         THE DFA ONE-YEAR FIXED INCOME SERIES
                                          ------------------------------------------------------------------
                                          SIX MONTHS     YEAR       YEAR       YEAR       YEAR       YEAR
                                             ENDED       ENDED      ENDED      ENDED      ENDED      ENDED
                                            MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                             2002        2001       2000       1999       1998       1997
------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....
                                           $  10.11    $  10.01   $   9.97   $  10.02   $  10.01   $  10.03
                                           --------    --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........       0.14        0.49       0.60       0.52       0.56       0.59
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       0.01        0.13       0.04      (0.05)      0.02      (0.02)
                                           --------    --------   --------   --------   --------   --------
    Total From Investment Operations....       0.15        0.62       0.64       0.47       0.58       0.57
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.15)      (0.52)     (0.60)     (0.52)     (0.57)     (0.59)
  Net Realized Gains....................         --          --         --         --         --         --
    Return of Capital...................         --          --         --         --         --         --
                                           --------    --------   --------   --------   --------   --------
Total Distributions.....................      (0.15)      (0.52)     (0.60)     (0.52)     (0.57)     (0.59)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........   $  10.11    $  10.11   $  10.01   $   9.97   $  10.02   $  10.01
============================================================================================================
Total Return............................       1.46%#      6.33%      6.63%      4.83%      5.92%      5.83%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...   $887,061    $739,657   $841,506   $821,548   $869,993   $782,236
Ratio of Expenses to Average Net
  Assets................................       0.09%*      0.09%      0.09%      0.09%      0.09%      0.10%
Ratio of Net Investment Income to
  Average Net Assets....................       2.85%*      4.89%      6.07%      5.19%      5.61%      5.85%
Portfolio Turnover Rate.................        179%*        55%        35%        58%        24%        83%
------------------------------------------------------------------------------------------------------------

                                                       THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                          ---------------------------------------------------------------------
                                          SIX MONTHS     YEAR       YEAR       YEAR       YEAR         YEAR
                                             ENDED       ENDED      ENDED      ENDED      ENDED       ENDED
                                            MAY 31,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,     NOV. 30,
                                             2002        2001       2000       1999       1998         1997
----------------------------------------  ---------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....
                                           $  10.03    $   9.70   $  10.11   $  10.21   $  10.22     $  10.34
                                           --------    --------   --------   --------   --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      (0.12)       0.44       0.84       0.45       0.44         0.48
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       0.29        0.22      (0.23)      0.03       0.19         0.12
                                           --------    --------   --------   --------   --------     --------
    Total From Investment Operations....       0.17        0.66       0.61       0.48       0.63         0.60
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.09)      (0.14)     (1.02)     (0.57)     (0.62)       (0.71)
  Net Realized Gains....................         --          --         --      (0.01)     (0.02)       (0.01)
    Return of Capital...................         --       (0.19)        --         --         --           --
                                           --------    --------   --------   --------   --------     --------
Total Distributions.....................      (0.09)      (0.33)     (1.02)     (0.58)     (0.64)       (0.72)
----------------------------------------
Net Asset Value, End of Period..........   $  10.11    $  10.03   $   9.70   $  10.11   $  10.21     $  10.22
========================================
Total Return............................       1.66%#      6.91%      6.30%      4.84%      6.48%        5.96%
----------------------------------------
Net Assets, End of Period (thousands)...   $689,316    $596,209   $518,518   $531,514   $440,842     $418,907
Ratio of Expenses to Average Net
  Assets................................       0.14%*      0.15%      0.15%      0.15%      0.16%        0.18%
Ratio of Net Investment Income to
  Average Net Assets....................       3.16%*      4.54%      5.03%      4.45%      4.28%        4.64%
Portfolio Turnover Rate.................        167%*       113%        73%        78%       113%         119%
----------------------------------------

       *  Annualized
       #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At
May 31, 2002, the Trust consisted of twenty-five investment portfolios, of which sixteen are included in this report, (collectively, the "Series") (five are presented in separate reports, and four have not yet commenced operations):

The U.S. Large Company Series                The DFA International Value Series
The Enhanced U.S. Large Company Series       The Japanese Small Company Series
The U.S. Large Cap Value Series              The Pacific Rim Small Company Series
The U.S. Small XM Value Series               The United Kingdom Small Company Series
The U.S. Small Cap Value Series              The Continental Small Company Series
The U.S. Small Cap Series                    The Emerging Markets Series
The U.S. Micro Cap Series                    The Emerging Markets Small Cap Series
(the "Domestic Equity Portfolios")           (the "International Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year

Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income
Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Series will be deemed to have been "passed through" to their Feeder Funds.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor")provides investment advisory services to the Trust. For the six months ended May 31, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series...............................  .025 of 1%
The Enhanced U.S. Large Company Series......................  .05 of 1%
The U.S. Large Cap Value Series.............................  .10 of 1%
The U.S. Small XM Value Series..............................  .10 of 1%
The U.S. Small Cap Value Series.............................  .20 of 1%
The U.S. Small Cap Series...................................  .03 of 1%
The U.S. Micro Cap Series...................................  .10 of 1%
The DFA International Value Series..........................  .20 of 1%
The Japanese Small Company Series...........................  .10 of 1%
The Pacific Rim Small Company Series........................  .10 of 1%
The United Kingdom Small Company Series.....................  .10 of 1%
The Continental Small Company Series........................  .10 of 1%
The Emerging Markets Series.................................  .10 of 1%
The Emerging Markets Small Cap Series.......................  .20 of 1%
The DFA One-Year Fixed Income Series........................  .05 of 1%
The DFA Two-Year Global Fixed Income Series.................  .05 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

    For the six months ended May 31, 2002, the Series made the following purchases and sales of investment securities, other than U.S. Government Securities (amounts in thousands):

                                                                OTHER INVESTMENT
                                                                   SECURITIES
                                                              ---------------------
                                                              PURCHASES     SALES
                                                              ---------   ---------
The U.S. Large Company Series...............................  $444,983    $ 52,294
The Enhanced U.S. Large Company Series......................    67,409      67,055
The U.S. Large Cap Value Series.............................   140,755     121,135
The U.S. Small XM Value Series..............................    92,659     155,309
The U.S. Small Cap Value Series.............................   371,992     511,268
The U.S. Small Cap Series...................................   212,036      71,146
The U.S. Micro Cap Series...................................   184,532     160,990
The DFA International Value Series..........................    59,288     128,864
The Japanese Small Company Series...........................    27,472       2,428
The Pacific Rim Small Company Series........................     6,463      10,925
The United Kingdom Small Company Series.....................     7,494       2,367
The Continental Small Company Series........................    44,074      13,938
The Emerging Markets Series.................................    19,536      12,475
The Emerging Markets Small Cap Series.......................     8,399       2,387
The DFA One-Year Fixed Income Series........................   463,361     435,124
The DFA Two-Year Global Fixed Income Series.................   547,242     493,940

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
E. INVESTMENT TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of futures, swap contracts, investment securities and foreign currencies for each Series were as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
The U.S. Large Company Series..............................     $  620,754          $(437,203)     $ 183,551
The Enhanced U.S. Large Company Series.....................            274                (86)           188
The U.S. Large Cap Value Series............................        401,794           (215,943)       185,851
The U.S. Small XM Value Series.............................        214,928           (110,822)       104,106
The U.S. Small Cap Value Series............................      1,095,197           (627,323)       467,874
The U.S. Small Cap Series..................................        309,240           (271,870)        37,370
The U.S. Micro Cap Series..................................        694,164           (461,120)       233,044
The DFA International Value Series.........................        276,704           (215,180)        61,524
The Japanese Small Company Series..........................         17,414           (215,098)      (197,684)
The Pacific Rim Small Company Series.......................         28,325            (83,086)       (54,761)
The United Kingdom Small Company Series....................         41,652            (24,776)        16,876
The Continental Small Company Series.......................         75,552            (41,014)        34,538
The Emerging Markets Series................................         87,333           (107,084)       (19,751)
The Emerging Markets Small Cap Series......................         10,805            (19,150)        (8,345)
The DFA One-Year Fixed Income Series.......................          2,627               (235)         2,392
The DFA Two-Year Global Fixed Income Series................          5,945             (1,072)         4,873

    At May 31, 2002, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                             EXPIRES ON NOVEMBER 30,
                                          ------------------------------
                                            2008       2009      TOTAL
                                          --------   --------   --------
The Enhanced U.S. Large Company
 Series.................................   $9,278    $18,714    $27,992
The U.S. Large Cap Value Series.........       --     11,185     11,185
The DFA One-Year Fixed Income Series....      234        377        611
The Two-Year Global Fixed Income
 Series.................................      206         --        206

    Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The DFA International Value Series realized gains on the sale of passive foreign investment companies of $7,580,897, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

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
F. COMPONENTS OF NET ASSETS:

    At May 31, 2002, net assets consisted of (amounts in thousands):

                                                                            UNREALIZED
                                                                           APPRECIATION
                                                                         (DEPRECIATION) OF
                                                            ACCUMULATED    FUTURES, SWAP
                                                            NET REALIZED    CONTRACTS,     UNREALIZED
                                 ACCUMULATED   ACCUMULATED    FOREIGN       INVESTMENT     NET FOREIGN             NUMBER OF
                      PAID-IN   NET INVESTMENT NET REALIZED   EXCHANGE    SECURITIES AND    EXCHANGE   TOTAL NET    SHARES
                      CAPITAL   INCOME (LOSS)  GAIN (LOSS)  GAIN (LOSS)  FOREIGN CURRENCY  GAIN (LOSS)   ASSETS   AUTHORIZED
                     ---------- -------------- ------------ ------------ ----------------- ----------- ---------- -----------
The Enhanced U.S.
 Large Company
 Series............. $  131,240     $   724      $(27,029)    $  (115)        $ (9,649)      $ 3,265   $   98,436  Unlimited
The U.S. Large Cap
 Value Series.......  1,607,553       6,021        12,169          --          186,021            --    1,811,764  Unlimited
The U.S. Small XM
 Value Series.......    730,839       3,237        49,997                      104,259                    888,332  Unlimited
The U.S. Small Cap
 Value Series.......  2,911,795       8,879       137,916          --          468,286            --    3,526,876  Unlimited
The U.S. Small Cap
 Series.............  1,170,563       3,289        (5,831)         --           39,416            --    1,207,437  Unlimited
The U.S. Micro Cap
 Series.............  1,606,941       3,494        10,505                      235,884            --    1,856,824  Unlimited
The DFA
 International Value
 Series.............  1,216,128      13,860        17,314         (88)          61,646           107    1,308,967  Unlimited
The DFA One-Year
 Fixed Income
 Series.............    876,856       1,908         5,905          --            2,392            --      887,061  Unlimited
The DFA Two-Year
 Global Fixed Income
 Series.............    677,052       5,959         5,145      (2,676)           4,873        (1,037)     689,316  Unlimited

G FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2002.

    2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2002, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the related net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements:

THE ENHANCED U.S. LARGE COMPANY SERIES
                                                                                         UNREALIZED
                                                                                           FOREIGN
     EXPIRATION                                            CONTRACT       VALUE AT      EXCHANGE GAIN
        DATE                     CURRENCY SOLD              AMOUNT      MAY 31, 2002       (LOSS)
---------------------   -------------------------------  ------------   -------------   -------------
      06/18/02           2,036,471    Canadian Dollar    $ 1,311,415     $ 1,332,304    $    (20,889)

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                                                                        UNREALIZED
                                                                                          FOREIGN
     EXPIRATION                                            CONTRACT       VALUE AT       EXCHANGE
        DATE                     CURRENCY SOLD              AMOUNT      MAY 31, 2002    GAIN (LOSS)
---------------------   -------------------------------  ------------   -------------   -----------
      06/18/02          38,412,835    Australian Dollar  $21,205,130     $21,743,935    $  (538,805)
      06/18/02          58,267,548    Canadian Dollar     37,522,248      38,119,915       (597,667)
                                                         -----------     -----------    -----------
                                                         $58,727,378     $59,863,850    $(1,136,472)
                                                         ===========     ===========    ===========

    Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    4. FUTURES CONTRACTS: During the six months ended May 31, 2002, The U.S. Large Company Series (LARGE COMPANY) and The Enhanced U.S. Large Company Series (ENHANCED ) entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At May 31, 2002, Large Company had outstanding 152 long futures contracts on the S&P 500 Index, all of which expire on June 21, 2002. The value of such contracts on May 31, 2002 was $40,565,000, which resulted in an unrealized gain of $254,381.

    At May 31, 2002, Enhanced had outstanding 288 long futures contracts on the S&P 500 Index, all of which expire on June 21, 2002. The value of such contracts on May 31, 2002 was $76,860,000, which resulted in an unrealized loss of $5,827,838.

    Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

    5. EQUITY INDEX SWAPS: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized gain or loss, which will then be recorded as realized.

    At May 31, 2002, Enhanced had an outstanding equity index swap with Morgan Stanley dated April 15, 2002 (which represents approximately 22.5% of the net assets of Enhanced), terminating on June 15, 2002. The notional value of the swap was $22,189,921, and Enhanced had recorded net unrealized depreciation of $723,586, owed to Enhanced as of May 31, 2002. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.25% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

    Risks arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of the Series.

H. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate approved at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. For the six months ended May 31, 2002, borrowings under the line were as follows:

                                            WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                                             AVERAGE     AVERAGE LOAN     DAYS      EXPENSE   BORROWED DURING
                                          INTEREST RATE    BALANCE     OUTSTANDING  INCURRED    THE PERIOD
                                          -------------  ------------  -----------  --------  ---------------
The U.S. Large Company Series...........      2.56%      $ 7,211,500        2        $1,024     $ 8,313,000
The U.S. Large Cap Value Series.........      2.59%        9,617,222        9         6,231      20,002,000
The U.S. Small XM Value Series..........      2.44%        3,431,000        3           698       3,431,000
The U.S. Micro Cap Series...............      2.50%       12,420,500        2         1,725      18,988,000
The DFA International Value Series......      2.64%       11,214,286        7         5,748      15,700,000
The Emerging Markets Series.............      2.63%        1,050,000        1            77       1,050,000

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings by the Trust under the line of credit with the international custodian bank during the six months ended May 31, 2002.

I. SECURITIES LENDING:

    As of May 31, 2002, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of May 31, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.74% for the domestic portfolios and 1.79% for the international portfolios. The repurchase agreements within the pooled cash account mature on June 3, 2002. The value of securities on loan to broker/dealers, the cash collateral received from such broker/dealers, the value and cost of each portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of May 31, 2002 were as follows:

                                                                                        COST/VALUE OF      VALUE OF
                                                    MARKET VALUE OF      VALUE OF        POOLED CASH    COLLATERAL FROM
                                                      SECURITIES      COLLATERAL AND       ACCOUNT        REPURCHASE
DOMESTIC EQUITY PORTFOLIOS                              ON LOAN       INDEMNIFICATION    INVESTMENT       AGREEMENTS
--------------------------                          ---------------   ---------------   -------------   ---------------
The U.S. Large Company Series.....................    $129,865,187     $135,583,800     $135,584,554      $135,583,800
The U.S. Large Cap Value Series...................     133,663,969      141,080,626      141,081,411       141,080,626
The U.S. Small XM Value Series....................      37,762,104       47,394,865       47,395,129        47,394,865
The U.S. Small Cap Value Series...................      95,105,847      126,698,201      126,698,906       126,698,201
The U.S. Small Cap Series.........................      69,673,419       83,031,432       83,031,894        83,031,432
The U.S. Micro Cap Series.........................      52,142,306       70,839,125       70,839,519        70,839,125

INTERNATIONAL EQUITY PORTFOLIOS
--------------------------------------------------
The DFA International Value Series................     160,604,850      169,590,495      170,004,695       170,004,695
The Japanese Small Company Series.................      35,859,039       37,779,335       38,534,922        38,534,922
The Pacific Rim Small Company Series..............       6,746,914        8,483,036        8,483,036         8,483,036
The United Kingdom Small Company Series...........         115,166          135,500          136,681           136,681
The Continental Small Company Series..............      24,264,122       25,561,897       25,685,647        25,685,647

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